485BPOS		File Nos. 333-139701
Allianz Vision dated May 1, 2010		811-05618
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	21	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	281	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2010 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2010
Titles of Securities Being Registered:		Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS
THE ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

For your convenience we have provided a glossary that defines key, capitalized terms that are used in this prospectus at the back of this prospectus.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a “flexible purchase payment” contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is “variable” because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term “Investment Options” refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is “deferred” because you do not begin receiving regular Annuity Payments immediately.

The basic Contract (Base Contract) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. The Contract also offers the following optional benefits each with an additional charge:  the Bonus Option, the Short Withdrawal Charge Option, the No Withdrawal Charge Option, the Investment Protector, the Income Protector and the Quarterly Value Death Benefit. The Investment Protector may be of interest to persons who are concerned about market fluctuations and want the benefit of a level of protection for the principal invested regardless of how the market performs. The Investment Protector accomplishes this by periodically locking in any anniversary investment gains that will be made available at a future date. To realize this benefit, however, the Owner must continue to hold the Contract until the future date. The Income Protector is designed for those who want both a guaranteed level of lifetime income (called Lifetime Plus Payments) that can begin shortly after selection of the benefit if certain age restrictions are met, and continued access to both Contract Value and a death benefit for a period of time. These optional benefits are subject to certain date and/or age restrictions for adding and exercising the benefits. Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract or which optional benefits you can combine, please see section 11, Selection of Optional Benefits. Annuity contracts that credit a bonus generally have higher fees and charges than contracts that do not credit a bonus. Therefore, the amount of credit received under the Bonus Option may be more than offset by the additional fees and charges associated with it.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: May 1, 2010

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

The appendices to this prospectus include information on the features and charges for the following optional benefits that are no longer offered for sale.
Appendix	Benefit No Longer Offered for Sale	Available From	Available Through
D	Target Date Retirement Benefit Target Date 10 Benefit	March 17, 2008 January 26, 2009	January 25, 2009 March 31, 2009
E	Lifetime Plus Benefit Lifetime Plus II Benefit Lifetime Plus 10 Benefit	May 1, 2007 November 12, 2007 July 17, 2008	January 25, 2009 March 31, 2009 March 31, 2009
F	Quarterly Value Death Benefit	May 1, 2007	April 30, 2010
G	Investment Protector (08.09) and Income Protector (08.09)	July 22, 2009	April 30, 2010

We currently offer the Investment Options listed below. You can select up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. We do not currently offer a fixed account. Contracts with the Investment Protector or the Income Protector are subject to restrictions on allocations to and transfers among certain Investment Options. For more information on the restrictions, see the “Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing” discussions in section 11.a, The Investment Protector; and section 11.b, The Income Protector.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS	GATEWAY
AZL Balanced Index StrategySM Fund	AZL® Gateway Fund
AZL FusionSM Balanced Fund
AZL FusionSM Conservative Fund	INVESCO
AZL FusionSM Growth Fund	AZL® Invesco International Equity Fund
AZL FusionSM Moderate Fund
AZL Growth Index StrategySM Fund	J.P. MORGAN
AZL® JPMorgan U.S. Equity Fund
BLACKROCK
AZL® BlackRock Capital Appreciation Fund	MFS
AZL® International Index Fund	AZL® MFS Investors Trust Fund
AZL® Mid Cap Index Fund
AZL® Money Market Fund	OPPENHEIMER CAPITAL
AZL® S&P 500 Index Fund	AZL® OCC Growth Fund
AZL® Small Cap Stock Index Fund	AZL® OCC Opportunity Fund
BlackRock Global Allocation V.I. Fund
PIMCO
COLUMBIA	PIMCO EqS Pathfinder Portfolio
AZL® Columbia Mid Cap Value Fund	PIMCO VIT All Asset Portfolio
AZL® Columbia Small Cap Value Fund	PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
DAVIS	PIMCO VIT Global Bond Portfolio (Unhedged)
AZL® Davis NY Venture Fund	PIMCO VIT Global Multi-Asset Portfolio
Davis VA Financial Portfolio	PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
DREYFUS	PIMCO VIT Total Return Portfolio
AZL® Dreyfus Equity Growth Fund
SCHRODER
EATON VANCE	AZL® Schroder Emerging Markets Equity Fund
AZL® Eaton Vance Large Cap Value Fund
TURNER
FRANKLIN TEMPLETON	AZL® Turner Quantitative Small Cap Growth Fund
AZL® Franklin Small Cap Value Fund
AZL® Franklin Templeton Founding Strategy Plus Fund	VAN KAMPEN
Franklin High Income Securities Fund	AZL® Van Kampen Equity and Income Fund
Franklin Income Securities Fund	AZL® Van Kampen Global Real Estate Fund
Franklin Templeton VIP Founding Funds Allocation Fund	AZL® Van Kampen Growth and Income Fund
Franklin U.S. Government Fund	AZL® Van Kampen International Equity Fund
Franklin Zero Coupon Fund 2010(1)	AZL® Van Kampen Mid Cap Growth Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

(1)	Not available after December 17, 2010. See section 4, Investment Options for further information.

NOTE: Contracts issued in Massachusetts with the Investment Protector are issued as individual limited purchase payment variable deferred annuity contracts.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

TABLE OF CONTENTS

Fee Tables………… 6
Contract Owner Transaction Expenses 6
Contract Owner Periodic Expenses 6
Annual Operating Expenses of the Investment Options 8
Example………………………………………………………8
1.The Variable Annuity Contract10
Ownership…………………………………………………..11
2.Purchase…………………………………………………..12
Purchase Payments 12
Automatic Investment Plan (AIP) 13
Allocation of Purchase Payments 13
Tax-Free Section 1035 Exchanges 14
Faxed Applications 14
Free Look/Right to Examine 14
Accumulation Units/Computing the Contract Value 15
3.The Annuity Phase16
Income Date………………………………………………..16
Annuity Payments 16
Annuity Options 17
Partial Annuitization 19
4.Investment Options20
Substitution and Limitation on Further Investments 27
Transfers…………………………………………………….27
Excessive Trading and Market Timing 29
Dollar Cost Averaging (DCA) Program 31
Flexible Rebalancing 32
Financial Advisers – Asset Allocation Programs 32
Voting Privileges 32
5.Our General Account33
6.Expenses…………………………………………………..34
Mortality and Expense Risk (M&E) Charges 34
Rider Charges………………………………………………35
Contract Maintenance Charge 36
Withdrawal Charge 36
Transfer Fee………………………………………………..39
Premium Taxes….. 39
Income Taxes…. 39
Investment Option Expenses 39
7.Taxes……………………………………………………….39
Annuity Contracts in General 40
Qualified Contracts 40
Multiple Contracts 41
Partial 1035 Exchanges 41
Distributions – Non-Qualified Contracts 41
Distributions – Qualified Contracts 42
Assignments, Pledges and Gratuitous Transfers 43
Death Benefits……………………………………………43
Withholding…… 44
Federal Estate Taxes 44
Generation-Skipping Transfer Tax 44

Foreign Tax Credits 44
Annuity Purchases by Nonresident Aliens and
Foreign Corporations 44
Possible Tax Law Changes 44
Diversification……………………………………………….44
Required Distributions 45
8.Access to Your Money45
Free Withdrawal Privilege 47
Waiver of Withdrawal Charge Benefit 48
Systematic Withdrawal Program 48
The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments 48
Suspension of Payments or Transfers 49
9.Illustrations………………………………………………...49
10.Death Benefit………………………………………………49
Traditional Death Benefit 49
Traditional Death Benefit Example 50
Death of the Owner and/or Annuitant 51
Death Benefit Payment Options 54
11.Selection of Optional Benefits55
Optional Benefit Overview 55
Benefit Selection 55
Replacing the Optional Benefits 57
11.a The Investment Protector 57
Adding the Investment Protector to Your Contract 58
Removing the Investment Protector from
Your Contract 58
The Target Value Dates 59
Calculating the Target Value 60
Examples of the Target Value Calculations61
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing 62
Determining the Maximum Allowable and Minimum Required Group Allocation 66
Determining the Required Group Allocation66
Examples of Quarterly Rebalancing 68
Termination of the Investment Protector 70
11.b The Income Protector 71
Adding the Income Protector to Your Contract 71
Removing the Income Protector from Your Contract 72
Who is Considered a Covered Person(s)?72
Lifetime Plus Payment Overview 74
Requesting Lifetime Plus Payments 75
Calculating Your Lifetime Plus Payments76
Automatic Annual Payment Increases to the
Lifetime Plus Payments 77
Lifetime Plus Payment Examples 78
The Benefit Base 79
The Quarterly Anniversary Value 80
The Annual Increase 81
Example of the Annual Increase 82

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing 83
Taxation of Lifetime Plus Payments 84
Termination of the Income Protector 84
11.c Other Optional Benefits 85
Quarterly Value Death Benefit 85
Bonus Option……………………………………………...87
Short Withdrawal Charge Option 88
No Withdrawal Charge Option 88
12.Other Information89
Allianz Life…………………………………………………89
The Separate Account 89
Distribution…………………………………………………89
Additional Credits for Certain Groups 91
Administration/Allianz Service Center 91
Legal Proceedings 91
Financial Statements 91
13.Table of Contents of the Statement of Additional Information (SAI)92
14.Privacy and Security Statement93
Appendix A – Condensed Financial Information 95
Appendix B – Rider Charge Examples 99
Example of Rider Charge Calculation Under the Investment Protector 99
Example of Rider Charge Calculation Under the
Income Protector 100
Example of the Effect of a Withdrawal on the Rider Charge Calculation Under the Income Protector 101
Example of the Effect of an Annual Payment Increase
to Lifetime Plus Payments on the Rider Charge Calculation under the Income Protector 102
Appendix C – Withdrawal Charge Examples 103
Appendix D – The Target Date Benefits 105
Removing a Target Date Benefit from Your Contract 106
The Target Value Date 106
Calculating the Target Value 107
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing 109
Determining the Maximum Allowable and Minimum Required Group Allocation 112
Determining the Required Group Allocation113
Examples of Quarterly Rebalancing 115
Termination of a Target Date Benefit 117

Appendix E – The Lifetime Benefits 118
Removing one of the Lifetime Benefits from
Your Contract 120
Who is Considered a Covered Person(s)?121
If You Begin Receiving Lifetime Plus Payments 122
Lifetime Plus Payments 124
Automatic Annual Payment Increases to the
Lifetime Plus Payments 128
The Benefit Base 132
The Quarterly Anniversary Value 133
Calculating The 5% Annual Increase Under the
Lifetime Plus Benefit 133
Manual Resets of the 5% Annual Increase Under the Lifetime Plus Benefit 134
Calculating the Enhanced 10-Year Value Under the Lifetime Plus Benefit 135
Examples of the 5% Annual Increase and the
Enhanced 10-Year Value Calculation Under the Lifetime Plus Benefit 136
Calculating The Enhanced 5% Annual Increase
Under the Lifetime Plus II Benefit 137
Automatic Resets of the Enhanced 5% Annual Increase Under the Lifetime Plus II Benefit 139
Calculating the Enhanced 10-Year Value Under the Lifetime Plus II Benefit 139
The Highest Annual Increase Under the
Lifetime Plus II Benefit 140
Example of the Highest Annual Increase Under the Lifetime Plus II Benefit 140
Calculating The 10% Annual Increase Under the
Lifetime Plus 10 Benefit 142
Example of the 10% Annual Increase Calculation
Under the Lifetime Plus 10 Benefit 143
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing 144
Taxation of Lifetime Plus Payments 146
Termination of a Lifetime Benefit 146
Appendix F – The Original Quarterly Value
Death Benefit……………………………………………148
Appendix G – Previous Versions of the Investment Protector and Income Protector 148
Investment Protector 148
Income Protector 148
Glossary……………………………………………………….149
For Service or More Information 152

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

FEE TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge During the Accumulation Phase(1),(2)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Years Since We Received Your Purchase Payment	Withdrawal Charge Amount
	Base Contract(3)	Contract with the Bonus Option(4),(5)	Contract with the Short Withdrawal Charge Option(4)	Contract with the No Withdrawal Charge Option(4)
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(6)$25

Premium Taxes(7)0% to 3.5%

(as a percentage of each Purchase Payment)

CONTRACT OWNER PERIODIC EXPENSES

The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options’ fees and expenses.
Contract Maintenance Charge(8)$50
(per Contract per year)

(1)
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as required minimum distribution payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase or while you are receiving Lifetime Plus Payments. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11.b, The Income Protector.

(2)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.

(3)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced. For more information, please see section 6, Expenses – Withdrawal Charge.

(4)
Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.

(5)
In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced. For more information, please see section 6, Expenses – Withdrawal Charge.

(6)
The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs, or a quarterly rebalancing transfer under the Investment Protector or the Income Protector, against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses – Transfer Fee.

(7)
It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses – Premium Taxes.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

(8)
We waive this charge during the Accumulation Phase if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. We waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses – Contract Maintenance Charge.

CONTRACT ANNUAL EXPENSES

	Mortality and Expense Risk (M&E) Charge(9)		Rider Charge(10) during the Accumulation Phase(11)
	Accumulation Phase	Annuity Phase(12)	Current(13)	Maximum
Base Contract	1.40%	1.40%	NA	NA
Additional Charges for Optional Benefits(14)
Quarterly Value Death Benefit(15)	0.30%	NA	NA	NA
Bonus Option(16)	0.30%	0.30%	NA	NA
Short Withdrawal Charge Option(15)	0.25%	NA	NA	NA
No Withdrawal Charge Option(15)	0.35%	NA	NA	NA
Investment Protector(15)	NA	NA	0.90%	2.50%
Income Protector(15) Single Lifetime Plus Payments Joint Lifetime Plus Payments	NA NA	NA NA	1.05% 1.20%	2.50% 2.75%
Maximum charge for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and joint Lifetime Plus Payments under the Income Protector	2.05%	1.40%	NA	2.75%

(9)
The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses – Mortality and Expense Risk (M&E) Charge.

(10)
The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Investment Protector, or as a percentage of the Benefit Base under the Income Protector. We calculate the rider charge daily beginning on the day after the rider effective date. We assess the rider charge quarterly and we deduct it for each quarter on the earlier of the following: at the end of the Business Day immediately before the Quarterly Anniversary; or when we deduct the final rider charge. The rider charge reduces the Contract Value (and Bonus Value, if applicable), but not any of the guaranteed values under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). For more information, please see section 6, Expense – Rider Charge.

(11)	We do not assess a rider charge during the Annuity Phase, but we do continue to assess the rider charge after Lifetime Plus Payments begin as long as your Contract Value is positive.

(12)
The Contract allows Partial Annuitization. It is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time and have different M&E charges. For example, if you have a Contract with the Quarterly Value Death Benefit and request a variable Partial Annuitization we would assess an annual M&E charge of 1.40% on the annuitized portion of the Contract, and an annual M&E charge of 1.70% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase – Partial Annuitization.

(13)
We reserve the right to change the rider charge on each Quarterly Anniversary that the benefit is in effect, subject to the maximum rider charges. However, in any twelve-month period we cannot increase the rider charge for the Investment Protector more than 0.35% and we cannot increase the rider charge for the Income Protector more than 0.50%. If we increase the rider charge for your selected benefit, we will notify you in writing and allow you to terminate your benefit before the increase takes effect. For more information, please see section 6, Expense – Rider Charge.

(14)
The additional rider charges listed here for the optional benefits apply to benefits that you select while this prospectus is in effect. Any benefits you add to your Contract in the future will be subject to the current and maximum rider charges that are applicable at that time. Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract or which optional benefits you can combine, please see section 11, Selection of Optional Benefits.

(15)	The additional charges associated with the optional benefits will continue during the Accumulation Phase until the earlier of the benefit’s termination or when your Contract Value is reduced to zero.

(16)
During the Accumulation Phase, the additional M&E charge for the Bonus Option will continue until your Contract Value is reduced to zero. If you take variable Annuity Payments during the Annuity Phase, the additional M&E charge for the Bonus Option will continue until your variable Annuity Payments terminate.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2009, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.54%	2.08%

*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $50 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value (or Bonus Value if you select the Bonus Option) at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

a)
Maximum charges for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and joint Lifetime Plus Payments under the Income Protector assuming the Annual Increase Percentage that we use to calculate the Annual Increase under the Benefit Base is 8% (which carries the highest potential charge of a 2.05% M&E charge and a 2.75% maximum rider charge).

b)
Current charges for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and  joint Lifetime Plus Payments under the Income Protector(1) assuming the Annual Increase Percentage that we use to calculate the Annual Increase under the Benefit Base is 8% (which carries an M&E charge of 2.05% and a rider charge of 1.20%).

c)	The Base Contract (which carries the lowest potential charge of a 1.40% M&E charge).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.08% (the maximum Investment Option operating expense)	a)	$ 751	$2,286	$3,861	$7,911
	b)	$ 590	$1,786	$3,003	$6,112
	c)	$1,251	$1,963	$2,540	$4,174
0.54% (the minimum Investment Option operating expense)	a)	$ 598	$1,852	$3,179	$6,779
	b)	$ 437	$1,345	$2,296	$4,853
	c)	$1,097	$1,506	$1,787	$2,716

If you do not take a full withdrawal or if you take a Full Annuitization(2) of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.08% (the maximum Investment Option operating expense)	a)	$ 751	$2,286	$3,861	$7,911
	b)	$ 590	$1,786	$3,003	$6,112
	c)	$ 401	$1,213	$2,040	$4,174
0.54% (the minimum Investment Option operating expense)	a)	$ 598	$1,852	$3,179	$6,779
	b)	$ 437	$1,345	$2,296	$4,853
	c)	$ 247	$ 756	$1,287	$2,716

(1)
We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary that the benefit is in effect subject to the maximum charge. If we increase the rider charge for your selected benefit, we will notify you in writing.

(2)	Annuity Payments are generally not available until after the second Contract Anniversary in most states.

See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest charges for Contracts that were offered as of December 31, 2009. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other charges for Contracts that were offered as of December 31, 2009.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

1.	THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

The Contract has an Accumulation Phase and an Annuity Phase. During the Accumulation Phase, your Contract accumulates earnings on a tax-deferred basis based on the performance of your selected Investment Options. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments. If you select the Investment Protector, this benefit provides a level of protection for the principal you invest and periodically locks in any anniversary investment gains that will be made available at a future point that you select, called the Target Value Date. If you select the Income Protector, you can receive guaranteed lifetime income and continued access to both Contract Value and a death benefit for a period of time.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date if you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Investment Protector or the Income Protector will be subject to restrictions on allocations and transfers into certain Investment Options (see the “Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing” discussion in section 11.a, The Investment Protector and section 11.b, The Income Protector). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

The Contract will terminate when:

•	the Accumulation Phase has terminated,

•	the Annuity Phase, if any, has terminated and/or

•	all applicable death benefit payments have been made.

For example, if you purchase a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

State Specific Contract Restrictions

If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Free look rights.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

Owner

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

A Non-Qualified Contract can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

Annuitant

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

Payee

The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Beneficiary

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

Assignment, Changes of Ownership and Other Transfers of a Contract

An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR CONTRACTS WITH THE INCOME PROTECTOR BENEFIT: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law.

2.	PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

•	If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.

•
If your Contract includes the Investment Protector or Income Protector, we restrict the amount of additional Purchase Payments we will accept each rider year without prior approval to your initial amount. Your initial amount is equal to all Purchase Payments received before the first Quarterly Anniversary. For the first rider year, if your rider effective date is the Issue Date, we allow additional Purchase Payments on or after the first Quarterly Anniversary and before the first rider anniversary up to your initial amount. Also, under the Investment Protector we will not accept additional Purchase Payments on or after the third rider anniversary, and under the Income Protector we will not accept additional Purchase Payments on or after the Benefit Date that you begin receiving Lifetime Plus Payments. If you remove the Investment Protector or Income Protector from your Contract, these restrictions will no longer apply.

•	If your Contract does not include the Investment Protector or the Income Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•
In certain states (such as Mississippi), additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted. You also cannot make any additional Purchase Payments after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date).

•	The maximum total amount we will accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

NOTE:  If your total Purchase Payments are $1 million or more, your ability to add the Investment Protector or Income Protector to your Contract is subject to our review and approval.

AUTOMATIC INVESTMENT PLAN (AIP)

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. Beginning on August 17, 2009, the maximum investment that you can make by AIP per month is $1,000.You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

The AIP is not available to you on or after the Income Date on which you take a Full Annuitization. If your Contract includes the Investment Protector, you can only participate in the AIP until the third rider anniversary. If your Contract includes the Income Protector, you can only participate in the AIP until the Benefit Date. However, if you subsequently remove the Investment Protector or Income Protector from your Contract you will be able to participate in the AIP after the rider termination date without these limitations.

ALLOCATION OF PURCHASE PAYMENTS

We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. In addition, if you select the Income Protector, your allocation instructions must always comply with the restrictions that are set out in section 11.a, The Investment Protector, or section 11.b, The Income Protector.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

If you select the Bonus Option, we will allocate any applicable bonus in the same way as the corresponding Purchase Payment.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be “received” when it is received at our Service Center regardless of how or when you made the payment. If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

FAXED APPLICATIONS

We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important to verify that we have received any faxed application sent. We are not liable for faxed transaction requests that were sent but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider’s, your registered representative’s, or your registered representative’s broker dealer’s can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If experiencing problems, your application should be submitted in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right-to-examine period, you will forfeit your entire bonus. (See section 11.c, Optional Benefits – Bonus Option.) In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for the Purchase Payment (and any bonus, if applicable) at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day’s price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

•	dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,

•	adding any applicable dividends or capital gains, and

•	multiplying this result by one minus the amount of the M&E charge for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day’s price.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). Prior to a Full Annuitization, you can surrender your Contract and receive your total Contract Value less any applicable withdrawal charge. A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, the amount payable will be the amount that would have been provided at the true age or gender.

INCOME DATE

The Income Date is the date Annuity Payments begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. The extension available to you may vary depending on the broker/dealer you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law.

*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.

NOTE: We require you to take a Full Annuitization on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We will notify you of your available options in writing 60 days before the maximum permitted Income Date. Upon Full Annuitization we will base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we will make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you will no longer have a Contract Value, or any benefits or benefit increases based on Contract Value. In addition, the death benefit will terminate and any periodic withdrawal or payments other than Annuity Payments will stop.

NOTE FOR CONTRACTS WITH THE INCOME PROTECTOR: If on the maximum permitted Income Date you are receiving Lifetime Plus Payments, your Contract Value is greater than zero and you choose to take fixed Annuity Payments under either Annuity Option 1 or 3, we make the following guarantee.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments will equal the greater of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments will equal the greater of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

We base Annuity Payments on your Contract Value.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose a variable payout, the dollar amount of the payments will depend upon the following factors.

•	The Contract Value on the Income Date.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant, where permitted.

•	The Annuity Option you select.

•	The assumed investment rate (AIR) you select.

•	The mortality table specified in the Contract.

•     The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

*	The maximum available AIR in Florida is 4%, and the maximum AIR in Oregon is 5%.

If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that your initial Annuity Payment must be more than $50.

Each portion of the Contract that you apply to Annuity Payments will terminate upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	Contract termination.

ANNUITY OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant will be lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates will be lower than annual payout rates, payout rates for a 20-year guaranteed period will be less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant will be less than payout rates for a 70-year-old Annuitant.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Option 1. Life Annuity. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment will be the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we will make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we will make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment will be the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

Option 5. Refund Life Annuity. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A) =	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B) =	The amount applied to variable Annuity Payments on the Income Date.

(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D) =	The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E) =	Dollar value of first variable Annuity Payment.

(F) =	Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

PARTIAL ANNUITIZATION

Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

You can take Partial Annuitizations after 13 months. However, if your Contract includes the Income Protector, you cannot take a Partial Annuitization while you are receiving Lifetime Plus Payments. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, and the death benefit. This will decrease the amounts available for withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 6, Expenses – Withdrawal Charge and see the discussion of the death benefit in section 10, Death Benefit.

For Contracts with the Investment Protector, a Partial Annuitization will decrease the Target Value and thus decrease the likelihood that you will receive a credit to your Contract Value. For Contracts with the Income Protector, a Partial Annuitization will decrease the Benefit Base and thus decrease the amount available for Lifetime Plus Payments. For more information, please see section 11.a, The Investment Protector, or section 11.b, The Income Protector.

For tax purposes, Annuity Payments we make under a Partial Annuitization will be treated as partial withdrawals and not as annuity payments. However, once the Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59½, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. You should consult a tax adviser before requesting a Partial Annuitization.

4.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options’ prospectuses. To obtain a current prospectus for any of the Investment Options, contact your registered representative or call us at the toll free telephone number listed at the back of this prospectus. We will send copies of the Investment Options’ prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. For more information about share classes, see the Investment Options’ prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a “fund of funds” and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Institutional Management Corporation	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis NY Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sec tor.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Equity Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies if they offer better prospects for capital appreciation. May invest up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Advisory Services, LLC	AZL Franklin Small Cap Value Fund	Small Cap	Long-term total return
Under normal market conditions, invests at least 80% of its net assets in investments of small capitalization companies similar to those that comprise the Russell 2500™ Index at the time of investment.

Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests substancially in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Franklin Zero Coupon Fund 2010	Intermediate-Term Bonds	As high an investment return as is consistent with capital preservation
Normally invests at least 80% of its net assets in zero coupon debt securities. The fund will mature December 17, 2010 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the maturity of the fund, please see the Franklin Zero Coupon Fund prospectus.

Managed by Franklin Mutual Advisers, LLC	Mutual Global Discovery Securities Fund	International Equity	Capital appreciation	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.
Managed by Franklin Mutual Advisers, LLC	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.
Normally invests in a broadly diversified portfolio of common stocks, generally consisting of approximately 200 to 400 stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of international equity securities whose issuers are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

OPPENHEIMER CAPITAL
Managed by Allianz Investment Management LLC/ Oppenheimer Capital LLC	AZL OCC Growth Fund	Large Growth	Long-term growth of capital with income as an incidental consideration
Invests at least 65% of its assets in common stocks of “growth” companies, defined as companies believed by the subadviser to have above-average growth prospects, with market capitalizations of at least $5 billion.

	AZL OCC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies, defined as companies believed by the subadviser to have above-average growth prospects, with market capitalizations of less than $2 billion at the time of investment.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value, taking into account criteria such as asset value, book value and cash flow and earnings estimates. Invests in securities and instruments that are economically tied to at least three countries (one of which may be the United States).

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index blend
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

TURNER
Managed by Allianz Investment Management LLC/Turner Investment Partners, Inc.	AZL Turner Quantitative Small Cap Growth Fund	Small Cap	Long-term growth of capital
At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations that the subadviser believes, based on a quantitative model, have strong earnings growth potential. Small capitalization companies are defined as companies with market capitalizations, at the time of purchase, in the range of companies included in the Russell 2000® Growth Index.

VAN KAMPEN
Managed by Allianz Investment Management LLC/Van Kampen Asset Management	AZL Van Kampen Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal with long-term growth of capital as an important secondary objective
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Van Kampen Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Van Kampen Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests at least 65% of total assets in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging market securities.

	AZL Van Kampen International Equity Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers selected from a universe comprised of approximately 1,200 companies in non-U.S. markets.
	AZL Van Kampen Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
THE FRANKLIN ZERO COUPON FUND 2010 WILL MATURE ON DECEMBER 17, 2010. If you have any Contract Value allocated to this Investment Option, you will need to reallocate it to another available Investment Option prior to the maturity date. If no selection has been made by you prior to the maturity date, the Contract Value held in the subaccount underlying your Contract will be automatically transferred to the AZL Money Market Fund. You will be notified in writing at least 30 days prior to the maturity.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options’ advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option’s assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.

TRANSFERS

Contracts with the Investment Protector or the Income Protector are subject to restrictions on transfers into certain Investment Options while the benefit is in effect. For more information, please see section 11.a, The Investment Protector, or section 11.b, The Income Protector.

You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses – Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.

•
The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Investment Protector or the Income Protector.

•	We may choose not to allow you to make transfers during the free look/right-to-examine period.

•	Your request for a transfer must clearly state:

–	which Investment Options are involved in the transfer; and

–	how much you wish to transfer.

•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.

•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.

•
Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the “Excessive Trading and Market Timing” discussion in this section.

•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

•
Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments. In addition, transfers of Contract Value between Investment Options will not change how we rebalance your Contract Value on each Quarterly Anniversary if your Contract includes the Investment Protector or the Income Protector. Under these optional benefits, in order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. (For more information, please see “Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing” in section 11.a, The Investment Protector, and section 11.b, The Income Protector.)

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

Telephone and Other Electronic Transfers

You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day’s Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

EXCESSIVE TRADING AND MARKET TIMING

Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.

•
An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.

•	Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).

•
Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Options when available in your Contract: any fixed option, the AZL Money Market Fund, and Investment Options offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of a particular Investment Option, or transfers out of and back into a particular Investment Option.

•	Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.

•	Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).

•	Prohibiting transfers into specific Investment Options.

•	Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners’ legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners’ interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option’s shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option’s shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

DOLLAR COST AVERAGING (DCA) PROGRAM

The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The DCA program may not be available in your state.

The DCA program is only available for a period of either six or 12 months. You can choose to participate in the DCA program at any time during the Accumulation Phase and you can participate in the program more than once. You can elect either the six or 12 month program by properly completing the DCA form provided by us.

If you choose to participate in the DCA program at Contract issue we will apply 100% of your initial Purchase Payment to the DCA Money Market Account. If you choose to participate in the DCA program after the Issue Date you must allocate at least $1,500 of your Contract Value to the DCA Money Market Account. Each month while the program is in effect we will transfer money from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. We will invest amounts that you allocate to the DCA Money Market Account in the AZL Money Market Fund. The DCA Money Market Account is subject to the same risks, fees and charges of the AZL Money Market Fund and will earn the same returns. Information on the AZL Money Market Fund can be found in section 4, Investment Options and in the AZL Money Market Fund prospectus that you can obtain from your registered representative or us by calling the toll free number at the back of this prospectus.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. In order for DCA transfers to begin on the tenth of the month we must receive your DCA form in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the tenth. Otherwise the first DCA transfer will not occur until the tenth day of the next month. The amount that we will transfer each month is equal to the amount in the DCA Money Market Account, divided by the number of remaining transfers to be made during the program period.

Your participation in the program will end when any of the following occurs:

•	the DCA program period (which is either six or 12 months) ends;

•	on the Benefit Date you begin receiving Lifetime Plus Payments if your Contract includes the Income Protector;

•	you request to terminate the program (your request must be received at our Service Center by 3 p.m. central standard time on the Business Day immediately before the tenth to terminate that month); and

•	your Contract terminates.

If you choose to terminate your participation in the DCA program, or you terminate your program by beginning to receive Lifetime Plus Payments, on the Business Day your DCA program ends we will allocate any money remaining in the DCA Money Market Account to your selected Investment Options according to your allocation instructions.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

NOTE FOR CONTRACTS WITH THE INVESTMENT PROTECTOR OR INCOME PROTECTOR: Your participation in the DCA program is restricted by the limitations on additional Purchase Payments for your selected benefit described in section 2, Purchase - Purchase Payments, and your allocation instructions must comply with the limitations described under “Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing” set out in section 11.a, The Investment Protector, or section 11.b, The Income Protector. Quarterly rebalancing transfers under the Investment Protector and Income Protector will not move Contract Value into or out of the DCA Money Market Account. However, if you subsequently remove your selected benefit from your Contract you will be able to participate in the DCA program after the rider termination date without these limitations.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. In order for flexible rebalancing transfers to begin on the 20th of the month, we must receive your request in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the 20th. Otherwise, the first flexible rebalancing transfer will not occur until the 20th day of the next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must also be received at our Service Center by 3 p.m. central standard time on the Business Day immediately before the 20th to terminate that month.

NOTE FOR CONTRACTS WITH THE INVESTMENT PROTECTOR OR INCOME PROTECTOR: The flexible rebalancing program is not available to you while your benefit is in effect. These benefits provide their own rebalancing program as described in section 11.a, The Investment Protector, and section 11.b, The Income Protector. If you were participating in the flexible rebalancing program and subsequently add one of these optional benefits to your Contract, your participation in the flexible rebalancing program will end on the rider effective date. However, if you subsequently remove the optional benefit from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser’s fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59½, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

We determine your voting interest in an Investment Option as follows.

•
You are permitted to cast votes based on the dollar value of the Investment Option’s shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.

•	We will determine the number of shares that you can vote.

•	You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5.	OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

6.	EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments.

Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.

Each of the optional benefits listed below carries an additional M&E charge. During the Accumulation Phase, the additional M&E charge for the Bonus Option will continue until your Contract Value is reduced to zero. If you take variable Annuity Payments during the Annuity Phase, the additional M&E charge for the Bonus Option will continue until your variable Annuity Payments terminate. The additional M&E charges associated with the other optional benefits will continue during the Accumulation Phase until the earlier of the benefit’s termination, or when your Contract Value is reduced to zero.

	M&E Charge
	Accumulation Phase	Annuity Phase
Base Contract	1.40%	1.40%
Additional Charges for Optional Benefits
Quarterly Value Death Benefit	0.30%	NA
Bonus Option	0.30%	0.30%
Short Withdrawal Charge Option	0.25%	NA
No Withdrawal Charge Option	0.35%	NA

Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:

•	our contractual obligation to make Annuity Payments,

•	the death, income, and withdrawal benefits under the Contract,

•	certain expenses related to the Contract, and

•	for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

RIDER CHARGES

If you select the Investment Protector or the Income Protector, we will deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your selected benefit is in effect and your Contract Value is positive. We do not assess the rider charge during the Annuity Phase, but we do continue to assess the rider charge after Lifetime Plus Payments begin as long as your Contract Value is positive. The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Investment Protector, or as a percentage of the Benefit Base under the Income Protector. We calculate the rider charge daily beginning on the day after the rider effective date, and we deduct it for each quarter on the earlier of the following: at the end of the Business Day immediately before the Quarterly Anniversary, or when we deduct the final rider charge.

The current and maximum rider charges listed here for these optional benefits apply to benefits that you select while this prospectus is in effect. If you add one of these optional benefits to your Contract in the future, it will be subject to the rider charges (current, minimum and maximum) stated in the prospectus that is in effect at the time the benefit is added to your Contract.

	Rider Charge during the Accumulation Phase
	Maximum	Minimum	Current
Investment Protector	2.50%	0.35%	0.90%
Income Protector Single Lifetime Plus Payments Joint Lifetime Plus Payments	2.50% 2.75%	0.50% 0.50%	1.05% 1.20%

We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary that the benefit is in effect and your Contract Value is positive, subject to the maximum rider charges stated here. However, in any twelve-month period we cannot increase the rider charge for the Investment Protector more than 0.35% and we cannot increase the rider charge for the Income Protector more than 0.50%. If we increase the rider charge for your selected benefit, we will notify you in writing and we will allow you to terminate your benefit before the increase takes effect.

Changes to the Target Value or the Benefit Base will change the amount we deduct from your Contract for the rider charge. For example, assume you have the Income Protector and receive an annual payment increase to your Lifetime Plus Payment due to an increase in your Contract Value. This will also increase your Benefit Base which will cause an increase in the amount of your daily rider charge. Similarly, an Excess Withdrawal will decrease both your Benefit Base and the amount of your daily rider charge.

The deduction of the rider charge will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). We will deduct the rider charge from the Contract Value, determined at the end of the Business Day before each Quarterly Anniversary, before we use that Contract Value to compute any of the guaranteed values available under the optional benefits for this Contract. We deduct the rider charge proportionately from the Investment Options as set out in your Contract. The rider charge compensates us for the expenses and risks associated with the guarantees provided under the optional benefits. If the rider charge is sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

We will deduct the final rider charge on the Business Day your selected benefit terminates. If your benefit terminates due to death, we deduct the final rider charge from the Contract Value before calculating the death benefit. If your benefit terminates because you take a full withdrawal or Excess Withdrawal of the entire Contract Value, we will deduct the final rider charge before we calculate the withdrawal charge. If your Contract Value is less than the rider charge on any Quarterly Anniversary that we are to deduct this charge, we will deduct your entire remaining Contract Value to cover the final rider charge and reduce your Contract Value (and Bonus Value, if applicable) to zero. If the deduction of the final rider charge reduces your Contract Value to zero, the Contract, rider and any Lifetime Plus Payments (if applicable) will continue although we will no longer assess or deduct the rider charge.

For more information please see the examples in Appendix B.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

CONTRACT MAINTENANCE CHARGE

We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. The deduction of the contract maintenance charge will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis. Deduction of this charge will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under your optional benefits. For example, it does not reduce the Target Value or Benefit Base. We will deduct the contract maintenance charge from the Contract Value determined at the end of the Business Day before the Contract Anniversary. We make this deduction before we use that Contract Value to compute any of the guaranteed values available under your optional benefits. We deduct this charge proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value) of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.

WITHDRAWAL CHARGE

The Base Contract provides a seven year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge. The Bonus Option, the Short Withdrawal Charge Option and the No Withdrawal Charge Option each carry an additional M&E charge. Once you select one of these optional benefits, you cannot cancel it. Check with your registered representative regarding availability of the optional benefits and be sure to discuss whether the benefit is appropriate for your situation.

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance or rider charges, Annuity Payments, death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments. (For more information, see the discussions in section 8, Access to Your Money – Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments, and section 11.b, The Income Protector.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of transfer fees or the contract maintenance or rider charges. This means that if you take a full withdrawal while the withdrawal charge applies, and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  Lifetime Plus Payments under the Income Protector; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix C.

If your Contract includes the Investment Protector or Income Protector and you take a full withdrawal or Excess Withdrawal of the entire Contract Value, we will deduct the final rider charge before we calculate the withdrawal charge.

NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

NOTE FOR CONTRACTS ISSUED IN WASHINGTON:  We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington, the Withdrawal Charge Basis is equal to the total Purchase Payments less any withdrawals from the Contract (including any withdrawal charges).

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we make withdrawals from your Contract in the following order.

1.
First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.

2.
Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money – Free Withdrawal Privilege.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4.
Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since We Received Your Purchase Payment	Withdrawal Charge Amount
	Base Contract(1)	Contract with the Bonus Option(2)	Contract with the Short Withdrawal Charge Option	Contract with the No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

(1)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

(2)
In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. In Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

There is no charge under the following circumstances:

•	for the Base Contract, when you withdraw a Purchase Payment that we have had for seven complete years,

•	for a Contract with the Bonus Option, when you withdraw a Purchase Payment that we have had for nine complete years,

•	for a Contract with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or

•	if you have a Contract with the No Withdrawal Charge Option.

For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (and Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.

Example: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2)
Amounts available under the free withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and we pay you $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we would need to deduct $12,250 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,250 ÷ 0.915 = $13,388

4)	Contract earnings. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,388.

NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of the transfer fee will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Options if you transfer less than the entire amount that is in the Investment Option. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or a quarterly rebalancing transfer under the Investment Protector or the Income Protector, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.

PREMIUM TAXES

Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the taxation of Lifetime Plus Payments, see section 11.b, The Income Protector.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The Internal Revenue Service (IRS) has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

•
TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS

Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal (including Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract’s entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract will be increased to reflect the increase in the transferor’s income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

“Eligible rollover distributions” from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

8.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:

•	by taking a withdrawal;

•	by taking required minimum distributions (Qualified Contracts only);

•	by taking Annuity Payments;

•	when we pay a death benefit; or

•	by taking Lifetime Plus Payments, if available.

You can only take withdrawals during the Accumulation Phase. We will process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:

•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,

•	less any applicable rider charge,

•	less any applicable withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. We will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. However, for partial withdrawals, you may instead provide us with instructions regarding the deduction of your Contract Value from your selected Investment Options as long as your Contract does not include the Investment Protector or the Income Protector. You cannot take a partial withdrawal from specific Investment Options if you selected one of these optional benefits because the quarterly rebalancing associated with these benefits will move money back into your future allocation instructions on the next Quarterly Anniversary.

*	These limitations do not apply to Lifetime Plus Payments, systematic withdrawals, or required minimum distributions.

If you include the Bonus Option in your Contract and there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus first (see section 11.c, Other Optional Benefits – Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested bonus amounts by the excess amount’s percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the “Suspension of Payments or Transfers” discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees, contract maintenance charges, or rider charges do not reduce the Withdrawal Charge Basis,* but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments under the Income Protector; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 6, Expenses – Withdrawal Charge and the examples in Appendix C.

*	For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

We may be required to provide information about you or your Contract to government regulators. We may also be required to block an Owner’s Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Example

•	You purchase a Contract with the Bonus Option and make an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.

•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus has not vested at all at this time (see section 11.c, Other Optional Benefits – Bonus Option).

Calculating the total withdrawal charge:

Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)

= $50,000 – $12,000 =$ 38,000.00

Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =÷ 0.915

Total amount withdrawn that is subject to a withdrawal charge$41,530.05

Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 - $38,000.00 =$ 3,530.05

Reducing the Contract Value:

Contract Value on the day of (but before) the partial withdrawal$110,600.00

Minus the total amount withdrawn (amount requested plus the total withdrawal charge)

= $50,000.00 + $3,530.05 =- 53,530.05

Contract Value after the partial withdrawal$ 57,069.95

Reducing the unvested bonus:

Amount of the unvested bonus$ 6,000.00

Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege,

divided by the Contract Value on the day of (but before the partial withdrawal)

= ($53,530.05 – $12,000) / $110,600 =x 0.380

Reduction in the unvested bonus due to the partial withdrawal (0.38 x $6,000)$ 2,280

Unvested bonus after the partial withdrawal = $6,000 – $2,280 =$ 3,720

FREE WITHDRAWAL PRIVILEGE

The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as required minimum distribution (RMD) payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. There is no free withdrawal privilege during the Annuity Phase, or while you are receiving Lifetime Plus Payments under the Income Protector. However, if you remove the Income Protector from your Contract, the free withdrawal privilege will be available after the rider termination date.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your free withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the free withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess a withdrawal charge with no reduction for any free withdrawal privilege in that year. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*

*
For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussion later in this section.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

WAIVER OF WITHDRAWAL CHARGE BENEFIT

Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.

*	For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.

The waiver varies from state to state and may not be available in all states. Check with your registered representative for details on the waivers available in your state.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses – Withdrawal Charge and the “Free Withdrawal Privilege” discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. In order for systematic withdrawals to begin or stop by the ninth of the month, we must receive your program form instructions in Good Order at our Service Center by 3 p.m. central standard time on the Business Day immediately before the ninth.

Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot participate in the systematic withdrawal program while you are receiving Lifetime Plus Payments under the Income Protector. However, if you remove the Income Protector from your Contract, the systematic withdrawal program will be available after the rider termination date.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we will only make annual payments. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the free withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

*	For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

You cannot participate in the systematic withdrawal and the minimum distribution programs at the same time. We encourage prospective owners who are considering purchasing Qualified Contracts that are subject to RMD payments to consult a tax adviser regarding these benefits.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Excess Withdrawals, and/or Cumulative Withdrawals.

9.	ILLUSTRATIONS

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

10.	DEATH BENEFIT

The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. Death benefits are only available during the Accumulation Phase of the Contract. For more information on the Quarterly Value Death Benefit, please see section 11.c, Other Optional Benefits – Quarterly Value Death Benefit. Be sure to discuss with your registered representative whether your selected death benefit is appropriate for your situation.

The use of the term “you” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

If you die during the Accumulation Phase, we will process the death benefit based on the Accumulation Unit values determined after we receive both due proof of death and an election of the death benefit payment option in Good Order at our Service Center. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day, and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day’s Accumulation Unit values.

If there are multiple Beneficiaries, each Beneficiary will receive the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Also, any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL DEATH BENEFIT

Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive, in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option. If your Contract includes the Investment Protector or the Income Protector, we will deduct the final rider charge from the Contract Value before making this determination.

2.
The Traditional Death Benefit value, which is the total of all Purchase Payments received, reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. We determine the percentage of Contract Value at the end of each Business Day we process an annuitization or withdrawal. Withdrawals include Lifetime Plus Payments and any Excess Withdrawals, but do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Any withdrawals or Partial Annuitizations may reduce the Traditional Death Benefit value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

The Traditional Death Benefit will terminate upon the earliest of the following.

•
The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

•	The Business Day that the Traditional Death Benefit value and Contract Value are both zero.

•	Contract termination.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are included in the calculation of the portion of the death benefit that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of the death benefit that is based on Purchase Payments.

NOTE FOR CONTRACTS WITH THE INVESTMENT PROTECTOR OR INCOME PROTECTOR: Your ability to make additional Purchase Payments is restricted by the limitations for your selected benefit described in section 2, Purchase – Purchase Payments, which will limit your Traditional Death Benefit value. In addition, while you are receiving Lifetime Plus Payments, the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, any Excess Withdrawal (including any withdrawal charge), and each deduction of the rider charge.

TRADITIONAL DEATH BENEFIT EXAMPLE

•	You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.

•
You take a partial withdrawal of $20,000 during the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. After we process the partial withdrawal the Contract Value is $140,000, but it will fluctuate from this point on based on the performance of your selected Investment Options. You take no other partial withdrawals.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) The current Contract Value………………………………………………………………………………………..	$130,000
2) The Traditional Death Benefit value:
Total Purchase Payments received……………………………………………………………………………	$100,000
Reduced proportionately by the percentage of Contract Value withdrawn at the time you took
the withdrawal during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $100,000 =	- 12,500
$ 87,500
Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $130,000 current Contract Value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts, there can be only one Owner and the Owner must be the Annuitant, unless the Contract is owned by a qualified plan or is part of a custodial arrangement. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•	We will pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.		•	The Beneficiary becomes the Owner.
			•	If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
•	If the Contract includes the Income Protector and you selected:		•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase – Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

	–	single Lifetime Plus Payments, the benefit will terminate; or
–
joint Lifetime Plus Payments, the benefit will terminate unless the deceased Owner’s spouse continues the Contract. If the surviving spouse continues the Contract after Lifetime Plus Payments have begun, then joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive, or higher if applicable.

•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•
The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
			•	The surviving Joint Owner becomes the sole Owner.
			•	If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
•	We will pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion later in this section.		•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase – Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•	If the Contract includes the Income Protector and you selected:
	–	single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit will terminate even if the Covered Person is still alive;
–
single Lifetime Plus Payments and the Joint Owners were spouses, the benefit will terminate unless the surviving spouse, who is also the Joint Owner, is the Covered Person and he or she elects to continue the Contract;(2) or
•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

	–	joint Lifetime Plus Payments, the benefit will terminate unless the surviving spouse, who is also the Joint Owner, continues the Contract.(2)

(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

(2)
If the surviving spouse who is also the Joint Owner and a Covered Person continues the Contract after Lifetime Plus Payments have begun, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase			Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments under the Income Protector, the benefit will terminate. If you selected joint Lifetime Plus Payments, the benefit will terminate, unless the deceased Annuitant’s spouse continues the Contract.
•
Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase – Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.		•	If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
			•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•	If the deceased Annuitant was a sole Owner, we will pay the Beneficiary(1) a death benefit.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.(2)

•	If the Contract includes the Income Protector and you selected:
	–	single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit will terminate;
	–	single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit will terminate, even if the Covered Person is still alive;
–
single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit will terminate, unless the surviving spouse is also the Covered Person and they elect to continue the Contract;(3) or

	–	joint Lifetime Plus Payments, the benefit will terminate, unless the surviving spouse continues the Contract.(3)
•	For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

(3)
If the surviving spouse is a Covered Person and he or she continues the Contract after Lifetime Plus Payments have begun, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
(NOTE: We do not allow joint Annuitants under a Partial Annuitization and we do not allow joint Annuitants during the Accumulation Phase, so this can only occur under a Full Annuitization)

Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary will become the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he or she can choose to continue the Contract in his or her own name. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value, as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner’s rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the Income Protector, which can only continue if the surviving spouse is also a Covered Person. For more information, please see the discussion of benefit termination in section 11.b, The Income Protector. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

Option A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.
Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary’s life expectancy. Distribution under this option must begin within one year of the date of any Owner’s death. We will no longer assess the contract maintenance charge if we make fixed Annuity Payments or if the Contract Value on the Income Date is at least $100,000. We will continue to assess the full contract maintenance charge on each Beneficiary’s portion proportionately if we make variable Annuity Payments.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

11.	SELECTION OF OPTIONAL BENEFITS

OPTIONAL BENEFIT OVERVIEW

•
Quarterly Value Death Benefit. This benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit, but they may be equal. For more information on the currently available version of this benefit, see section 11.c Other Optional Benefits – Quarterly Value Death Benefit. For more information on the version of this benefit that was available before May 1, 2010, see Appendix F – The Original Quarterly Value Death Benefit.

•
Bonus Option. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner’s 81st birthday, subject to a three-year vesting schedule. The bonus may be more than offset by the additional M&E charge and longer withdrawal charge schedule associated with it, and it is not included in any guaranteed values that are based on Purchase Payments. For more information, see section 11.c Other Optional Benefits – Bonus Option.

•
Short Withdrawal Charge Option. This benefit shortens the withdrawal charge period from seven to four years. It may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh years after you make a Purchase Payment. For more information, see section 11.c Other Optional Benefits – Short Withdrawal Charge Option.

•
No Withdrawal Charge Option. This benefit eliminates the withdrawal charge altogether. This benefit requires a higher initial Purchase Payment and the selection of either the Investment Protector or Income Protector. It may not be appropriate if you do not intend to take a withdrawal during the first four years after you make a Purchase Payment. For more information, see section 11.c Other Optional Benefits – No Withdrawal Charge Option.

•
Investment Protector. This benefit is intended to provide a level of protection for the principal you invest and to periodically lock in any anniversary investment gains that will be made available at a future point in time. Under this benefit, we restrict your ability to make additional Purchase Payments, we limit allocations to and transfers among the Investment Options, and we will rebalance your Contract Value between your selected Investment Options on a quarterly basis. For more information on the currently available version of this benefit, see section 11.a The Investment Protector. For more information on the version of this benefit that was available before May 1, 2010, see Appendix G – Previous Versions of the Investment Protector and Income Protector.

•
Income Protector. This benefit is designed for those who want lifetime income (called Lifetime Plus Payments) and continued access to both Contract Value and a death benefit for a period of time. Under this benefit, we restrict your ability to make additional Purchase Payments, we limit allocations to and transfers among the Investment Options, and we will rebalance your Contract Value between your selected Investment Options on a quarterly basis. Lifetime Plus Payments are available based on age. If you do not begin payments during the eligibility period, your benefit will terminate and you will have incurred higher Contract charges without receiving any of this benefit’s advantages. For more information on the currently available version of this benefit, see section 11.b The Income Protector. For more information on the version of this benefit that was available before May 1, 2010, see Appendix G – Previous Versions of the Investment Protector and Income Protector.

•
Target Date Benefits and Lifetime Benefits. These benefits are no longer available. Please see Appendix D for information on the features and charges for the Target Date Benefits, and see Appendix E for information on the features and charges for the Lifetime Benefits.

BENEFIT SELECTION

Each of the optional benefits carries either an additional M&E charge or a rider charge. The Bonus Option also has a longer withdrawal charge schedule. For more information, please see the Fee Tables and section 6, Expenses. Some or all of the optional benefits may not be available to you; check with your registered representative.

The Quarterly Value Death Benefit is available for selection at issue and also requires selection of either the Investment Protector or Income Protector. Once you select Quarterly Value Death Benefit, you cannot remove it from your Contract.

You can select only one of the three following optional benefits at issue:  Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. However, if you select the No Withdrawal Charge Option you must also select either the Investment Protector or Income Protector at issue. Once you select one of these three optional benefits, you cannot remove it from your Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

You can also select either the Investment Protector or Income Protector at issue or, if available, on a subsequent Quarterly Anniversary. The Investment Protector is available once before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual). The Income Protector is available once before the older Covered Person’s 81st birthday.

Primary Differences Between the Investment Protector and Income Protector
	Investment Protector	Income Protector
Benefit’s feature	A level of protection for the principal you invest.	Lifetime income with access to both Contract Value and a death benefit.
Person on whom we base the benefit	The Owner.	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.
Rider charge for the benefit
The current rider charge is 0.90%, the minimum rider charge is 0.50%, and the maximum rider charge is 2.50%. We assess the rider charge against the Target Value, which is generally less than the Benefit Base available under the Income Protector.

For single Lifetime Plus Payments the current rider charge is 1.05%, the minimum rider charge is 0.50%, and the maximum rider charge is 2.50%. For joint Lifetime Plus Payments the current rider charge is 1.20%, the minimum rider charge is 0.50%, and the maximum rider charge is 2.75%. We assess the rider charge against the Benefit Base, which is generally greater than the Target Value available under the Investment Protector.

Can the rider charge increase?	Yes, on each Quarterly Anniversary up to the maximum. However, we cannot increase the rider charge more than 0.35% in any twelve-month period.	Yes, on each Quarterly Anniversary up to the maximum. However, we cannot increase the rider charge more than 0.50% in any twelve-month period.
Restrictions on additional Purchase Payments
We restrict the amount of additional Purchase Payments we will accept each rider year without prior approval to all Purchase Payments received before the first Quarterly Anniversary. We also restrict additional payments to the first three years after you select the benefit.

We restrict the amount of additional Purchase Payments we will accept each rider year without prior approval to all Purchase Payments received before the first Quarterly Anniversary. However, we  will not accept additional payments once Lifetime Plus Payments begin.

Investment Option allocation and transfer restrictions	Yes, and the restrictions will change over time.	Yes, but the restrictions are set when the benefit is added to the Contract and they will not change over time.
Waiting period	Minimum of ten years.	None if minimum age for exercising is met at the time you select the benefit.
Mandatory beginning date	Yes.	No. If payments do not begin during the eligibility period the benefit will terminate.
Guaranteed values used to determine the benefit’s features	The greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals.
We base the initial Lifetime Plus Payment on the greater of the highest quarterly Contract Value, or a quarterly simple interest increase of one-fourth of the Annual Increase Percentage applied to Purchase Payments for a guaranteed number of years. Each quarter after we compute the simple interest increase, we automatically reset that portion of the guarantee to equal the Contract Value if that will increase the guarantee.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

REPLACING THE OPTIONAL BENEFITS

Subject to certain restrictions you can remove the following optional benefits from your Contract: the Investment Protector, the Income Protector, one of previously available Target Date Benefits, or one of previously available Lifetime Benefits. If you remove one of these optional benefits from your Contract it will not be available for future selection. However, you may be able to make a one time replacement of these benefits as follows.

•	Before the Benefit Date, replace one of the previously available Lifetime Benefits with the Investment Protector if your Contract did not previously include a Target Date Benefit.

•	Replace one of the previously available Target Date Benefits with the Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace the Investment Protector with the Income Protector if your Contract did not previously include a Lifetime Benefit.

•	Replace the Income Protector with the Investment Protector if your Contract did not previously include a Target Date Benefit.

You cannot replace any of the previously available Lifetime Benefits once Lifetime Plus Payments have begun. These are the only replacements we allow for the optional benefits. Replacements include both the simultaneous removal and addition of benefits on one anniversary, as well as removing one benefit on an anniversary and adding another benefit on a future anniversary. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. In addition, if your Contract includes the No Withdrawal Charge Option, any replacement of the additional required benefit (the Investment Protector or Income Protector) must happen simultaneously.

11.a THE INVESTMENT PROTECTOR

Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal investment. During the Accumulation Phase, the Investment Protector provides a level of protection for the principal you invest and periodically locks in any anniversary investment gains that will be made available at a future point that you select, called the Target Value Date.

You can select the Investment Protector subject to certain age restrictions and you can also remove it from your Contract. If you select the Investment Protector, you will be subject to a rider charge. We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary. The rider charge is discussed in the Fee Tables and section 6, Expenses - Rider Charges.

Under the Investment Protector, we restrict your ability to make additional Purchase Payments, we limit how you may allocate and transfer Contract Value among the Investment Options, and we will rebalance your Contract Value between your selected Investment Options on a quarterly basis. We may also transfer Contract Value between your selected Investment Options over time based on the length of time until the benefit’s guarantee takes effect and the performance of your selected Investment Options.

You have no protection under the Investment Protector unless you hold the Contract until the initial Target Value Date, which is a minimum of ten years after you add this benefit to your Contract. If you think that you may do any of the following before the initial Target Value Date, you should consider whether selecting the Investment Protector is in your best interest:  remove the Investment Protector from your Contract, terminate the Contract, or take a Full Annuitization.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

ADDING THE INVESTMENT PROTECTOR TO YOUR CONTRACT

NOTE: For Contracts issued in Massachusetts, the Investment Protector is only available at issue.

You can select the Investment Protector at issue or on any subsequent Quarterly Anniversary if it is available one time before the older Owner’s 81st birthday (or before the Annuitant’s 81st birthday if the Contract is owned by a non-individual). If your total Purchase Payments are $1 million or more, your ability to add the Investment Protector to your Contract is subject to our review and approval. You cannot select the Investment Protector after the older Owner reaches age 81 (or after the Annuitant reaches age 81 if the Contract is owned by a non-individual). You also cannot select the Investment Protector if your Contract includes (or previously included) a Target Date Benefit. However, if you have (or had) one of the previously available Lifetime Benefits or the Income Protector, you can replace that benefit with the Investment Protector if you meet the age restrictions stated here and the replacement restrictions set out in section 11, Selection of Optional Benefits. In addition, if your Contract includes the No Withdrawal Charge Option, any replacement of these benefits must happen simultaneously.

You can select the Investment Protector after the Issue Date by completing the appropriate form. We will process your request to add this benefit to your Contract on the Quarterly Anniversary that occurs after we receive your request in Good Order at our Service Center, and the rider effective date will be that Quarterly Anniversary. We must receive this form within 30 days before a Quarterly Anniversary in order to add the benefit on that anniversary; otherwise we will add the benefit on the next Quarterly Anniversary. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to add this benefit on the next Business Day. Your Contract Value on the rider effective date must be at least $10,000 (or $25,000 if you also selected the No Withdrawal Charge Option). On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We will not process your request to add this benefit to your Contract until the allocation of your Contract Value complies with these restrictions. On the rider effective date, we will increase your Contract’s annual expenses to include the rider charge.

Under the Investment Protector, we restrict your ability to make additional Purchase Payments and you cannot make any additional payments on or after the third rider anniversary. For more information, see section 2, Purchase – Purchase Payments. These payment restrictions also limit your ability to participate in the automatic investment plan. In addition, the flexible rebalancing program is not available to you while your Contract includes the Investment Protector. However, if you remove the Investment Protector from your Contract, the restrictions associated with this benefit will no longer apply on or after the rider termination date.

REMOVING THE INVESTMENT PROTECTOR FROM YOUR CONTRACT

Once you select the Investment Protector, you can also remove it from your Contract while your Contract Value is positive. If you remove this benefit from your Contract, it will not be available for future selection. If your Contract includes the No Withdrawal Charge Option, you can only remove the Investment Protector from your Contract if we increase the rider charge on a Quarterly Anniversary, or if you can simultaneously replace it with the Income Protector as discussed in section 11, Selection of Optional Benefits.

You can remove the Investment Protector from your Contract by completing the appropriate form. If you are removing this benefit because we are increasing the rider charge on a Quarterly Anniversary, we must receive this form within 30 days of the date of the letter notifying you of the rider charge increase in order to remove the benefit before the rider charge increase will take effect. If you are removing this benefit for any other reason, we must receive this form within 30 days before a Quarterly Anniversary in order to remove the benefit on that anniversary; otherwise we will remove the benefit on the next Quarterly Anniversary. We will process your request on the Quarterly Anniversary that occurs immediately after we receive your request in Good Order at our Service Center. The rider termination date will be the Quarterly Anniversary that we remove this benefit from your Contract. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to remove this benefit on the next Business Day. If you remove the Investment Protector from your Contract, then beginning on the rider termination date:

•	we will deduct the final rider charge,

•	the Investment Protector will not be available to you in the future,

•	the restrictions on additional Purchase Payments associated with this benefit will no longer apply,

•	the limitations on how you may allocate and transfer Contract Value among the Investment Options associated with this benefit will no longer apply, and

•	the flexible rebalancing program will again be available to you.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

THE TARGET VALUE DATES

The Investment Protector guarantees that on each Target Value Date until the benefit terminates, your Contract Value will at least equal the Target Value (described next in this section).

You select the initial Target Value Date when you add the Investment Protector to your Contract. The earliest initial Target Value Date you can select is the tenth rider anniversary, and the latest initial date is the rider anniversary that occurs before the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Contract is owned by a non-individual). Additional Target Value Dates will occur on every fifth rider anniversary while the Investment Protector is in effect.

For example, assume we issue you a Contract on September 1, 2009 when you are age 70 and you are the only Owner. You add the Investment Protector to your Contract on the next Quarterly Anniversary (December 1, 2009) and you are still age 70. The earliest available initial Target Value Date you could select would be December 1, 2019 and the latest available initial Target Value Date would be December 1, 2029. If you select the earliest initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034 and so on.

On any rider anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the initial Target Value Date, you can reset the initial Target Value Date as long as the Contract Value at the end of the previous Business Day is at least equal to the Target Value at the end of the previous Business Day. The new initial Target Value Date must be on a rider anniversary that is at least ten rider years after we process your request for the reset. The age restrictions for the latest initial Target Value Date will apply to any reset (before the older Owner’s 91st birthday, or the Annuitant’s 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a rider anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding rider anniversary (the reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we will process your request on the next Business Day. Resets of the initial Target Value Date may change the maximum amount you can allocate to your selected Investment Options, but a reset will not automatically change your allocations. To change your allocations on a reset, you must also change your allocation instructions for future Purchase Payments and they must comply with the current maximum allowable allocations.

At the end of the Business Day before each Target Value Date, if your Contract Value is less than the Target Value, we will credit your Contract Value with the difference. If the Target Value Date does not fall on a Business Day, we will apply any associated credit to your Contract Value on the next Business Day. Once we apply a credit to your Contract Value under the Investment Protector, the credit becomes part of your Contract Value and is available for immediate withdrawal (subject to any applicable withdrawal charge and penalty tax). We will allocate this credit to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit. The credit will immediately begin to participate in the investment performance of those Investment Options. We will apply the credit to your Contract after we do any quarterly rebalancing of the Contract Value among your selected Investment Options. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you then withdraw the entire Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 6, Expenses – Withdrawal Charge).

NOTE: The Investment Protector does not provide any guarantee to your Contract Value before the initial Target Value Date nor does it provide protection between any subsequent Target Value Dates.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if, at that time, your Contract Value has not been reduced to zero (see section 3, The Annuity Phase). Upon such a Full Annuitization, you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value credits under the Investment Protector.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

CALCULATING THE TARGET VALUE

The Investment Protector provides a future Contract Value guarantee based on the Target Value, which is the greater of a percentage of the highest Contract Value from any rider anniversary, or total Purchase Payments adjusted for withdrawals. We also assess the rider charge for the Investment Protector against the Target Value.

If the rider effective date is the Issue Date, on each Business Day the Target Value is equal to the greater of: a) the result of the Rider Anniversary Value multiplied by the current Guarantee Percentage, or b) all Purchase Payments received, reduced proportionately by the percentage of Contract Value* applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken.

If the rider effective date occurs after the Issue Date, on each Business Day the Target Value is equal to the greater of: a) the result of the Rider Anniversary Value multiplied by the current Guarantee Percentage, or b) the Contract Value on the rider effective date, plus all Purchase Payments received on or after the rider effective date, and reduced proportionately by the percentage of Contract Value* applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken on or after the rider effective date.

If you reset the initial Target Value Date, on the reset date and on each Business Day thereafter, the Target Value is equal to the greater of: a) the result of the Rider Anniversary Value multiplied by the current Guarantee Percentage, or b) the Contract Value at the end of the Business Day before the reset date, plus all Purchase Payments received on or after the reset date, and reduced proportionately by the percentage of Contract Value* applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken on or after the reset date.

*	We determine the percentage of Contract Value at the end of each Business Day we process an annuitization or withdrawal.

We set the Guarantee Percentage for your Contract on the rider effective date and once the Guarantee Percentage is set we cannot change it. The current Guarantee Percentage 100%. If you add the Investment Protector to your Contract in the future, you will be subject to the current Guarantee Percentage that is applicable at that time. The minimum Guarantee Percentage we intend to offer in the future is 80%.

If the rider effective date is the Issue Date, the Rider Anniversary Value on the Issue Date is equal to the Purchase Payment received on the rider effective date. If the rider effective date occurs after the Issue Date, the Rider Anniversary Value on the rider effective date is equal to the Contract Value at the end of the previous Business Day.

At the end of each Business Day, we increase the Rider Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce it proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

On each rider anniversary, the Rider Anniversary Value is equal to the greater of its value at the end of the previous Business Day, or the Contract Value at the end of the previous Business Day.

While your Contract includes the Investment Protector, any withdrawals and/or Partial Annuitizations may reduce the Rider Anniversary Value and Target Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Rider Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Rider Anniversary Value. Likewise, if at the time of withdrawal and/or annuitization the Contract Value is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

NOTE: The Target Value under the Investment Protector does not lock in any Contract Value gains that occur between rider anniversaries.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are not included in the parts of the Target Value that are based on Contract Value until they are vested, and the bonus is also completely excluded from the parts of this value that are based on Purchase Payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

EXAMPLES OF THE TARGET VALUE CALCULATIONS

This example shows how we calculate the Target Value under the Investment Protector assuming hypothetically that your Guarantee Percentage is 90%. If your Guarantee Percentage is greater than 90%, your Target Value may be greater than what is shown here. Likewise, if your Guarantee Percentage is less than 90%, your Target Value may be less than what is shown here.

•
You purchase a Contract with the Investment Protector and make an initial Purchase Payment of $100,000. Because you selected the Investment Protector at issue, each rider anniversary will occur on a Contract Anniversary. You select the earliest possible initial Target Value Date, which is the 10th rider anniversary. You make no additional Purchase Payments or request any transfers that are subject to a transfer fee. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance or rider charges. At any given time the amount available for withdrawal is the current Contract Value, not the Rider Anniversary Value. The Rider Anniversary Value is used only to calculate the Target Value. For example, the amount available for withdrawal on the 14th rider anniversary is the Contract Value of $120,000, and not the $137,000 of Rider Anniversary Value or the $123,300 of Target Value.

	Contract Value	Rider Anniversary Value	Target Value
Rider effective date	$100,000	$100,000	$100,000
1st Rider Anniversary	$108,000	$108,000	$100,000
2nd Rider Anniversary	$110,000	$110,000	$100,000
3rd Rider Anniversary	$102,000	$110,000	$100,000
4th Rider Anniversary	$104,000	$110,000	$100,000
5th Rider Anniversary	$109,000	$110,000	$100,000
6th Rider Anniversary	$115,000	$115,000	$103,500
7th Rider Anniversary	$131,000	$131,000	$117,900
8th Rider Anniversary	$121,000	$131,000	$117,900
9th Rider Anniversary	$129,000	$131,000	$117,900
10th Rider Anniversary before a credit	$110,000	$131,000	$117,900
10th Rider Anniversary after a credit	$117,900	$131,000	$117,900
11th Rider Anniversary	$137,000	$137,000	$123,300
12th Rider Anniversary	$130,000	$137,000	$123,300
13th Rider Anniversary	$135,000	$137,000	$123,300
14th Rider Anniversary	$120,000	$137,000	$123,300
15th Rider Anniversary before a credit	$114,000	$137,000	$123,300
15th Rider Anniversary after a credit	$123,300	$137,000	$123,300

•
On the rider effective date, the Rider Anniversary Value is equal to the Purchase Payment received on the Issue Date ($100,000). The Target Value is the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($100,000 x 90% = $90,000); or total Purchase Payments ($100,000), so the Target Value is $100,000.

•
On the first rider anniversary the Contract Value increased to $108,000, which is greater than the previous Rider Anniversary Value ($100,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($108,000 x 90% = $97,200), or total Purchase Payments ($100,000), so the Target Value remains $100,000.

•
On the second rider anniversary the Contract Value increased to $110,000, which is greater than the previous Rider Anniversary Value ($108,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($110,000 x 90% = $99,000), or total Purchase Payments ($100,000), so the Target Value remains $100,000.

•	On the third, fourth, and fifth rider anniversaries, the Contract Value is less than the Rider Anniversary Value ($110,000), so the Rider Anniversary Value and Target Value do not change.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

•
On the sixth rider anniversary the Contract Value increased to $115,000, which is greater than the previous Rider Anniversary Value ($110,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($115,000 x 90% = $103,500), or total Purchase Payments ($100,000), so the Target Value increases to $103,500.

•
On the seventh rider anniversary the Contract Value increased to $131,000, which is greater than the previous Rider Anniversary Value ($115,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($131,000 x 90% = $117,900), or total Purchase Payments ($100,000), so the Target Value increases to $117,900.

•
On the eighth, ninth, and tenth rider anniversaries, the Contract Value is less than the Rider Anniversary Value ($131,000), so the Rider Anniversary Value and Target Value do not change. However, the tenth rider anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date is less than the Target Value, we credit your Contract with $7,900 to make the Contract Value equal to the Target Value.

•
On the eleventh rider anniversary the Contract Value increased to $137,000, which is greater than the previous Rider Anniversary Value ($131,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($137,000 x 90% = $123,300), or total Purchase Payments ($100,000), so the Target Value increases to $123,300.

•
On the twelfth, thirteenth, fourteenth, and fifteenth rider anniversaries, the Contract Value is less than the Rider Anniversary Value ($137,000), so the Rider Anniversary Value and Target Value do not change. However, the fifteenth rider anniversary is also the next Target Value Date. Because the Contract Value on the Target Value Date is less than the Target Value, we credit your Contract with $9,300 to make the Contract Value equal to the Target Value.

Example of the Effect of a Partial Withdrawal on the Target Value

•
Assume that in the previous example you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second rider year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.

We adjust the Rider Anniversary Value for the partial withdrawal as follows:

The Rider Anniversary Value as of the first rider anniversary$108,000

Reduced proportionately by the percentage of Contract Value

withdrawn ($9,000 / $109,000) = 0.08257 x $108,000 =- 8,918

The Rider Anniversary Value after the partial withdrawal$ 99,082

We adjust the total Purchase Payments for the partial withdrawal as follows:

Total Purchase Payments$100,000

Reduced proportionately by the percentage of Contract Value

withdrawn ($9,000 / $109,000) = 0.08257 x $100,000 =- 8,257

Total Purchase Payments adjusted for the partial withdrawal$ 91,743

The Target Value after the partial withdrawal is the greater of:

90% of the Rider Anniversary Value, which is 0.90 x $99,082 =$89,174

Total Purchase Payments adjusted for the partial withdrawal$91,743

The Target Value after the partial withdrawal$ 91,743

•
This Rider Anniversary Value and Target Value will remain in effect at these values until at least the next rider anniversary unless you make another Purchase Payment or take another partial withdrawal.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

These restrictions apply only to Contracts with the Investment Protector while the benefit is in effect. When you select the Investment Protector, you consent to allow us to rebalance your Contract Value in accordance with the procedures described here and in your Contract. We have put these restrictions in place to support the guarantees that we provide under the Investment Protector, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than what you would have had without the benefit.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

If you select the Investment Protector, we will restrict your selection of certain Investment Options. We set these restrictions on the rider effective date and once we set them we cannot change them. We also cannot move Investment Options between the groups after the rider effective date. However, we may add or remove Investment Options to or from your Contract after the rider effective date. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. When an Investment Option is closed or substituted within an Investment Option group, we will send written notice regarding the closing or substitution 30 days before the effective date.

These are the Investment Option groups that we are currently offering. If you add the Investment Protector to your Contract in the future, you will be subject to Investment Option restrictions that are applicable at that time. In the future, we could offer only one Investment Option Group and as few as five total Investment Options.

TABLE 1: Investment Option Groups for the Investment Protector
Group A Investment Options
AZL Columbia Small Cap Value Fund AZL Franklin Small Cap Value Fund AZL Fusion Growth Fund AZL OCC Opportunity Fund AZL Schroder Emerging Markets Equity Fund AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
AZL Van Kampen Global Real Estate Fund
Davis VA Financial Portfolio
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL S&P 500 Index Fund
AZL International Index Fund
AZL Invesco International Equity Fund
AZL JPMorgan U.S. Equity Fund

AZL Mid Cap Index Fund
AZL MFS Investors Trust Fund
AZL OCC Growth Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen International Equity Fund
AZL Van Kampen Mid Cap Growth Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X Investment Options	Group Y Investment Options
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Van Kampen Equity and Income Fund
BlackRock Global Allocation V.I. Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio

AZL Balanced Index Strategy Fund
AZL Fusion Conservative Fund
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
Templeton Global Bond Securities Fund

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Under the Investment Protector, the maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

TABLE 2

Maximum Percentage of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%

*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete rider years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight rider years from the initial Target Value Date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

The maximum allocation of Contract Value allowed for Investment Option Group A and the minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allocation allowed for the combined Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%

If you add the Investment Protector to your Contract after the Issue Date, you must reallocate your Contract Value to comply with these maximum allowable group allocations before we add the benefit to your Contract. We only allow you to make transfers to and from the Investment Options as long as you do not exceed the current maximum allowable group allocations. However, transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions for future Purchase Payments. Any requested change to your allocation instructions must comply with the current maximum allowable group allocations or we will reject your change. We allocate any additional Purchase Payments according to your allocation instructions for future Purchase Payments if they comply with the current maximum allowable group allocations. However, if they do not comply, we instead allocate any additional payments according to the current required allocations for each Investment Option discussed later in this section.

We automatically rebalance your Contract Value in each of your Investment Options on each Quarterly Anniversary until the rider termination date. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. The rebalancing transfers occur at the end of the Business Day immediately before the Quarterly Anniversary so that it is in effect on the Quarterly Anniversary. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. If you allocate 5% or less of your Contract Value to the Investment Options in Group A; and 10% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

At the end of the Business Day before each Quarterly Anniversary, we determine the allocation of Contract Value to your selected Investment Options as follows. First, we establish the maximum allowable allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your allocation instructions for future payments, adjusted downward if necessary, to match the new maximum allowable group allocation.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Lastly, we will rebalance the Contract Value in your selected Investment Options according to the new required group allocations.

These Investment Option allocation and transfer restrictions will terminate when the Investment Protector terminates.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

Combined Groups A, B and X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary after the rider effective date or reset date is the lesser of:  a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary (or the rider effective date or reset date if this is the first Quarterly Anniversary after one of those dates); or b) the new maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this section). Table 2 compares the length of time until the initial Target Value Date and it compares the Contract Value to the Target Value using the values from the end of the previous Business Day.

Groups A and Y. We then use Table 3 (which appears earlier in this section) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.

Combined Groups B and X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.

We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. We cannot reduce the maximum percentage of Contract Value we allow in Group A by more than 10% in any one year, and we cannot reduce the maximum percentage of Contract Value we allow in the combined Groups A, B and X by more than 15% in any one year.

NOTE: Unless the maximum allowable allocation for the combined Groups A, B, and X changes, the maximum allowable allocation for Group A and the minimum required allocation for Group Y will not change.

DETERMINING THE REQUIRED GROUP ALLOCATION

On the rider effective date, the required allocations for Group A; the combined Groups B and X; and Group Y are your allocation instructions for future Purchase Payments. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

Your allocation instructions for future payments comply with the new maximum allowable and new minimum required group allocations. Then the required allocations for the Investment Option groups will be equal to your allocation instructions for future payments.

Your future allocation instructions for Group A Investment Options comply with the new maximum allowable allocation, but your future allocation instructions for the combined Groups B and X Investment Options exceeds the new maximum allowable allocation. The required allocation of Contract Value for Group A Investment Options will be equal to your allocation instructions for future payments, and we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your future allocation instructions for Group B and X Investment Options minus the new maximum allowable allocation) and apply it to your future selected Investment Options in Group Y.

Your future allocation instructions for Group A Investment Options exceeds the new maximum allowable allocation and there may be a change in the required allocation for the combined Groups B and X. Then we will decrease the required allocation for Group A to equal the new maximum allowable allocation and take the excess allocation from Group A (your future allocation instructions for Group A Investment Options minus the new maximum allowable allocation) and rebalance it as follows.

a)
If your future allocation instructions for the combined Groups B and X are less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your future allocation instructions for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to your future selected Investment Options in Group Y.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

b)
If your future allocation instructions for the combined Groups B and X are greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your future allocation instructions for Group B and X Investment Options minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to your future selected Investment Options in Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for combined Groups B and X. We will then rebalance the Contract Value in your future selected Investment Options according to the required allocations for each Investment Option group.

Determining the required allocation for each Investment Option

Within the Investment Option groups, the rebalancing calculation formula for each Investment Option on each Quarterly Anniversary is:

a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the previous Business Day.

c =	The required group allocation at the end of the previous Business Day.

Because the allocation to each Investment Option must be a whole percentage, we will round your required allocation to the nearest whole percentage. The current required allocations will then become your allocation instructions for future Purchase Payments.

Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option or the allocation instructions for future Purchase Payments. In order to change the current required allocation when you make a transfer, you must also change your allocation instructions for future Purchase Payments (see section 2, Purchase – Allocation of Purchase Payments). Any change you make to your allocation instructions for future Purchase Payments must comply with the current maximum allowable allocations. These allocation instructions will remain in place until the earlier of the next Quarterly Anniversary that this quarterly rebalancing changes your required allocation and allocation instructions for future payments, or the Business Day we process any new allocation instructions for future Purchase Payments.

NOTE:

•	It is possible that we may move all of your Contract Value out of one or more of your selected Investment Options.

•
We will send you a transaction confirmation of any change to your selected allocation in the Investment Option groups. In order to change your future allocations after this notification, you must change your allocation instructions for future payments and they must comply with the current maximum allowable group allocations.

•	Unless you reset the initial Target Value Date, the maximum amount we will allow in Group A, and in the combined Groups A, B and X will never increase, regardless of Contract Value performance.

•	If you allocate less than the maximum allowed amount to the combined Groups A, B and X, you may be subject to fewer reallocations of your Contract Value between these groups.

•	You cannot allocate more than 30% of your Contract Value to Group A, or more than 95% of your Contract Value to combined Groups A, B and X.

•	We cannot require you to have less than 5% of your Contract Value in Group A, or less than 10% of your Contract Value in the combined Groups A, B and X.

•	Investment Option Group Y has no maximum limit on Contract Value allocation.

•
The maximum allowable allocation for the Investment Option groups can decrease as the number of rider years until the initial Target Value Date decreases and as the percentage of Contract Value compared to Target Value decreases. However, we cannot reduce the maximum we allow in Group A by more than 10% in any one year, and we cannot reduce the maximum we allow in the combined Groups A, B and X by more than 15% in any one year.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

EXAMPLES OF QUARTERLY REBALANCING

This example shows how we apply quarterly rebalancing under the Investment Protector. We demonstrate significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

•
You purchase a Contract with the Investment Protector and make an initial Purchase Payment of $100,000. Because you selected the Investment Protector at issue, each rider anniversary occurs on a Contract Anniversary. You select the seventeenth rider anniversary as your initial Target Value Date. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your allocation instructions after the Issue Date so your allocation instructions for future payments are your initial allocation instructions. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance or rider charges.

•
On the rider effective date, you have seventeen complete rider years until the initial Target Value Date, and the initial Target Value and Rider Anniversary Value are equal to your initial Purchase Payment of $100,000. On the rider effective date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.

	Investment Option Group	Contract Value Allocated to Each Investment Option
Investment Option 1	A	15%
Investment Option 2	A	10%
Investment Option 3	B	20%
Investment Option 4	B	15%
Investment Option 5	X	15%
Investment Option 6	Y	25%

•
During the first two rider years you experience the following performance. Because the Contract Value was not greater than $100,000 on the first rider anniversary (fourth Quarterly Anniversary), the Rider Anniversary Value was not increased, so the Target Value remained at $100,000 throughout this example.

Quarterly Anniversary	Contract Value	Target Value	Contract Value as a % of Target Value	Years until initial Target Value Date	Maximum allowed in combinedGroups A, B and X per Table 2	New maximum allowable allocation for combined Groups A, B and X	New maximum allowable allocation for Group A	Required allocation for Group A	Required allocation for combined Groups B and X	Required allocation for Group Y
Rider effective date	$100,000	$100,000	100%	17	95%	95%	30%	25%	50%	25%
1st QA	$ 87,000	$100,000	87%	17	85%	85%	25%	25%	50%	25%
2nd QA	$ 93,000	$100,000	93%	17	90%	85%	25%	25%	50%	25%
3rd QA	$ 73,000	$100,000	73%	17	75%	80%	25%	25%	50%	25%
4th QA	$ 89,000	$100,000	89%	16	85%	80%	25%	25%	50%	25%
5th QA	$ 79,000	$100,000	79%	16	75%	75%	20%	20%	55%	25%
6th QA	$ 73,000	$100,000	73%	16	70%	70%	20%	20%	50%	30%

•
On the first Quarterly Anniversary, your Contract Value has decreased to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your allocation instructions comply with the new maximum allowable and minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

•
On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X does not change at this time because it is the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your allocation instructions comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.

•
On the third Quarterly Anniversary, your Contract Value has decreased to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% on the Issue Date, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your allocation instructions comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.

•
On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first rider anniversary and there are now sixteen complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X does not change at this time because it is the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your allocation instructions comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.

•
On the fifth Quarterly Anniversary, your Contract Value has decreased to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your allocation instructions do not comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your allocation instructions. We then rebalance your Contract Value within the Investment Options as follows.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

	Investment Option Group	Rebalancing Calculation [a x (b / c)]*	Allocation after the Quarterly Rebalancing
Investment Option 1	A	= 20% x (15% / 25%)	12%
Investment Option 2	A	= 20% x (10% / 25%)	8%
Investment Option 3	B	= 55% x (20% / 50%)	22%
Investment Option 4	B	= 55% x (15% / 50%)	17%
Investment Option 5	X	= 55% x (15% / 50%)	16%
Investment Option 6	Y	= 25% x (25% / 25%)	25%

*
“a” is the new required group allocation for the current Quarterly Anniversary, “b” is the required allocation for each Investment Option from the previous Quarterly Anniversary, and “c” is the required group allocation from the previous Quarterly Anniversary.

•
On the sixth Quarterly Anniversary, your Contract Value has decreased to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your allocation instructions for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your allocation instructions. Instead we remove the 5% excess allocation from Group A and apply it to Group Y. We then rebalance your Contract Value within the Investment Options as follows.

	Investment Option Group	Rebalancing Calculation [a x (b / c)]*	Allocation after the Quarterly Rebalancing
Investment Option 1	A	= 20% x (12% / 20%)	12%
Investment Option 2	A	= 20% x (8% / 20%)	8%
Investment Option 3	B	= 50% x (22% / 55%)	20%
Investment Option 4	B	= 50% x (17% / 55%)	15%
Investment Option 5	X	= 50% x (16% / 55%)	15%
Investment Option 6	Y	= 30% x (25% / 25%)	30%

*
“a” is the new required group allocation for the current Quarterly Anniversary, “b” is the required allocation for each Investment Option from the previous Quarterly Anniversary, and “c” is the required group allocation from the previous Quarterly Anniversary.

TERMINATION OF THE INVESTMENT PROTECTOR

The Investment Protector will terminate upon the earliest of the following.

•	The Business Day we process your request to remove the Investment Protector from the Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then the Investment Protector will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	Contract termination.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

11.b THE INCOME PROTECTOR

The Income Protector is designed for those who want guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime payments but eliminate both your Contract Value and death benefit. Lifetime Plus Payments received before your Contract Value is reduced to zero are treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax.

You can select the Income Protector subject to certain age restrictions and you can also remove it from your Contract. If you select the Income Protector you will be subject to a rider charge. We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary. The rider charge is discussed in the Fee Tables and section 6, Expenses – Rider Charges.

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). These payments are available to you immediately if the Covered Person(s) meets certain age restrictions. You choose how often you will receive payments and how much you will receive subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points for you to consider before selecting the Income Protector.

•	This benefit does not create Contract Value or guarantee the performance of any Investment Option.

•
You can remove the Income Protector from your Contract on a Quarterly Anniversary if your Contract Value is positive. If you remove this benefit from your Contract you cannot reselect it. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove this benefit from your Contract under certain circumstances.

•
Under the Income Protector we restrict your ability to make additional Purchase Payments, we limit how you may allocate and transfer Contract Value among the Investment Options, and we rebalance your Contract Value between your selected Investment Options on a quarterly basis. We put these restrictions in place to support the benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

•
If you do not begin Lifetime Plus Payments during the period they are available your benefit will terminate and you will have incurred higher Contract charges without receiving any of this benefit’s advantages.

•
You cannot begin joint Lifetime Plus Payments if any Covered Person is younger than age 60 or age 91 or older. Therefore, joint Lifetime Plus Payments will never be available if there is more than a 30-year age difference between joint Covered Persons.

•
If one Covered Person dies after joint Lifetime Plus Payments have begun, any payments received by the surviving spouse (who is also a Covered Person) after the date of death and before the survivor reaches age 59½ will be subject to a 10% federal penalty tax unless an exception applies.

•
If you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive an increase to the next year’s annual maximum payment.

Be sure to discuss with your registered representative and your tax adviser whether the Income Protector is appropriate for your situation.

ADDING THE INCOME PROTECTOR TO YOUR CONTRACT

You can select the Income Protector at issue or on any subsequent Quarterly Anniversary if it is available one time before the older Covered Person’s 81st birthday. If your total Purchase Payments are $1 million or more, your ability to add the Income Protector to your Contract is subject to our review and approval. You cannot select the Income Protector after the older Covered Person reaches age 81. You also cannot select the Income Protector if your Contract includes (or previously included) a Lifetime Benefit. However, if you have (or had) one of the previously available Target Date Benefits or the Investment Protector, you can replace that benefit with the Income Protector if you can meet the age restrictions for selecting the Income Protector. In addition, if your Contract includes the No Withdrawal Charge Option, any replacement of these benefits must happen simultaneously.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

You can select the Income Protector after the Issue Date by completing the appropriate form. We will process your request to add this benefit to your Contract on the Quarterly Anniversary that occurs after we receive your request in Good Order at our Service Center, and the rider effective date will be that Quarterly Anniversary. We must receive this form within 30 days before a Quarterly Anniversary in order to add the benefit on that anniversary; otherwise we will add the benefit on the next Quarterly Anniversary. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to add this benefit on the next Business Day. Your Contract Value on the rider effective date must be at least $10,000 (or $25,000 if you also selected the No Withdrawal Charge Option). On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We will not process your request to add this benefit to your Contract until the allocation of your Contract Value complies with these restrictions. On the rider effective date, we will increase your Contract’s annual expenses to include the rider charge.

Under the Income Protector, we restrict your ability to make additional Purchase Payments and you cannot make any additional payments on or after the Benefit Date. For more information, see section 2, Purchase – Purchase Payments. These payment restrictions also limit your ability to participate in the automatic investment plan. In addition, the flexible rebalancing program is not available to you if your Contract includes the Income Protector. However, if you remove the Income Protector from your Contract, the restrictions associated with this benefit will no longer apply on or after the rider termination date.

REMOVING THE INCOME PROTECTOR FROM YOUR CONTRACT

Once you select the Income Protector, you can also remove it from your Contract while your Contract Value is positive. If you remove this benefit from your Contract, it will not be available for future selection. If your Contract includes the No Withdrawal Charge Option, you can only remove the Income Protector from your Contract if:  a) we increase the rider charge on a Quarterly Anniversary; b) you select single Lifetime Plus Payments, the sole Covered Person dies and the spouse continues the Contract; or c) you can simultaneously replace the Income Protector with the Investment Protector as discussed in section 11, Selection of Optional Benefits.

You can remove the Income Protector from your Contract by completing the appropriate form. If you are removing this benefit because we are increasing the rider charge on a Quarterly Anniversary, we must receive this form within 30 days of the date of the letter notifying you of the rider charge increase in order to remove the benefit before the rider charge increase will take effect. If you are removing this benefit for any other reason, we must receive this form within 30 days before a Quarterly Anniversary in order to remove the benefit on that anniversary; otherwise we will remove the benefit on the next Quarterly Anniversary. We will process your request on the Quarterly Anniversary that occurs immediately after we receive your request in Good Order at our Service Center. The rider termination date will be the Quarterly Anniversary that we remove this benefit from your Contract. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to remove this benefit on the next Business Day. If you remove the Income Protector from your Contract, then beginning on the rider termination date:

•	if Lifetime Plus Payment have begun they will stop,

•	we will deduct the final rider charge,

•	the Income Protector will not be available to you in the future,

•	the restrictions on additional Purchase Payments associated with this benefit will no longer apply,

•	the limitations on how you may allocate and transfer Contract Value among the Investment Options associated with this benefit will no longer apply, and

•	the flexible rebalancing program will again be available to you.

WHO IS CONSIDERED A COVERED PERSON(S)?

For single Lifetime Plus Payments and for:

•	solely owned Contracts, the Covered Person is the Owner.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

•	jointly owned Contracts, you can choose which Owner is the Covered Person subject to the maximum age restriction for adding the Income Protector to your Contract (age 80 or younger).

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

After the rider effective date, you cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person if you selected joint Lifetime Plus Payments. You can make this change only once.

Before the Benefit Date, you can remove a joint Covered Person within 30 days before a rider anniversary by completing the appropriate form. After the Benefit Date, you can remove a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the rider anniversary* (or Benefit Anniversary,* as applicable) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove a joint Covered Person from your Contract, we will change the rider charge to equal the current rider charge for single Lifetime Plus Payments that is in effect on the anniversary that we process your request if this amount differs from the rider charge on your Contract. However, we guarantee that any new rider charge will not be greater than the maximum rider charge for single Lifetime Plus Payments that is set out in section 6, Expenses - Rider Charges.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a joint Covered Person, but we may increase your payment as follows. We will compare your current annual maximum Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person’s current age and the Contract Value at the end of the Business Day before the Benefit Anniversary that we process the removal (see the age band table in the “Lifetime Plus Payments” discussion later in this section). If the payment based on the appropriate percentage for the remaining Covered Person’s current age and this Contract Value is greater, we will increase your annual maximum Lifetime Plus Payment to this new amount. If you are receiving the annual maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you are receiving less than the annual maximum, we will change the actual Lifetime Plus Payment if you chose to receive a percentage of your annual maximum, but not if you chose to receive a specific dollar amount.

NOTE: A person will no longer qualify as a Covered Person and will be removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required here.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until the Income Protector terminates. Once you declare the Covered Persons, if at any time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If you are not spouses, Lifetime Plus Payments will stop with the death of any Owner if the Contract Value is positive at the time of death. This means that if you select single Lifetime Plus Payments on a jointly owned Contract, Lifetime Plus Payments could stop even if the Covered Person is still alive.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

NOTE FOR CONTRACTS ISSUED TO CIVIL UNION PARTNERS IN NEW JERSEY:  In the state of New Jersey, we allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently than persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments will continue and when your benefit will terminate. Specifically, with respect to federally recognized spouses, upon the death of one spouse, the surviving spouse can continue the Contract. In addition, if the spouses were joint Covered Persons and had begun receiving Lifetime Plus Payments, the payments would continue for the entire lifetime of the survivor if they elect to continue the Contract. Continuation of the Contract and Lifetime Plus Payments may not always be available to a surviving civil union partner. If Lifetime Plus Payments have begun and the Contract Value has been reduced to zero at the time of the first civil union partner’s death, and the surviving civil union partner is a Covered Person, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. If instead the Contract Value is positive at the time of the first civil union partner’s death, Lifetime Plus Payments will generally stop and the Income Protector will terminate with the following exception. For Contracts jointly owned by civil union partners, if within one year of the date of death of one civil union partner the surviving civil union partner who is also a Covered Person does not choose to receive payout of the death benefit or take a Full Annuitization, and the Contract Value reduces to zero before the one year anniversary, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. However, in this instance if the Contract Value is positive on the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments will stop and the Income Protector will terminate on that one year anniversary. For more information about how civil union partnerships affect Lifetime Plus Payments, please see your Income Protector rider.

LIFETIME PLUS PAYMENT OVERVIEW

The Income Protector provides income in the form of Lifetime Plus Payments for the lifetime(s) of the Covered Person(s). We base your initial Lifetime Plus Payment on the Benefit Base and age-based payment percentage of the younger Covered Person. The Benefit Base is the greater of the highest quarterly Contract Value, or a quarterly simple interest increase of one-fourth of the Annual Increase Percentage applied to Purchase Payments for a guaranteed number of years. We determine your age-based payment percentage by using the Annual Maximum Lifetime Plus Payment Table. We set the Annual Maximum Lifetime Plus Payment Table for your Contract on the rider effective date and once the table is set we cannot change it. The current Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
60 - 64	4.0%
65 - 79	4.5%
80+	5.5%

If you add the Income Protector to your Contract in the future, you will be subject to the current Annual Maximum Lifetime Plus Payment Table that is applicable at that time. In the future, we may add payment percentages for ages as low as 50, or we may set the minimum age for Lifetime Plus Payments as high as age 85. The minimum payment percentage for any age that we intend to offer in the future is 3% and the maximum is 8%.*

*	In Delaware and Minnesota, the maximum payment percentage that we are currently permitted to offer in the future is 6%.

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year under the Income Protector, but you can choose to take less than this amount. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Your annual maximum Lifetime Plus Payment may increase if there are any gains in the Contract Value or when the age-based payment percentage for the younger Covered Person multiplied by the Contract Value is greater than the current annual maximum Lifetime Plus Payment as discussed later in this section. However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive any annual increase to your payment.

NOTE: A regulator may require us to block your Contract and thereby we may have to refuse to pay any Lifetime Plus Payments until we receive other instructions.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

If You Begin Receiving Lifetime Plus Payments:

•	Partial Annuitizations are no longer available.

•	You cannot make any additional Purchase Payments.

•	The automatic investment plan and the systematic withdrawal program are no longer available.

•
The free withdrawal privilege is no longer available. However, Lifetime Plus Payments are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis (except in the state of Washington, where Lifetime Plus Payments will reduce the Withdrawal Charge Basis).

•
You can only remove the Income Protector from your Contract while your Contract Value is positive. However, if you remove this benefit from your Contract the four restrictions listed above will not apply on or after the rider termination date.

•	You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	The rider charge for this benefit continues until the earlier of the rider termination date, or the Business Day your Contract Value is reduced to zero.

•	If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.

•
The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment and any Excess Withdrawal, and the quarterly deduction of the rider charge. Excess Withdrawals (including a withdrawal of the entire Contract Value) include any applicable withdrawal charge. They will also reduce the Withdrawal Charge Basis on a dollar for dollar basis.

•
Excess Withdrawals will also reduce your Benefit Base and annual maximum Lifetime Plus Payment proportionately by the percentage of Contract Value withdrawn. Taking an Excess Withdrawal may cause your Lifetime Plus Payments to stop and your benefit to terminate.

•	The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.

•
Each Lifetime Plus Payment and any Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may apply an annual payment increase to your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person’s 91st birthday. If you receive an annual payment increase, we will also change your Benefit Base.

REQUESTING LIFETIME PLUS PAYMENTS

To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in Good Order at our Service Center. The earliest Benefit Date you can select is the one that occurs after the younger Covered Person reaches their Exercise Age birthday, and the last available Benefit Date you can select is the one that occurs before the older Covered Person’s 91st birthday.

We set the Exercise Age for your Contract on the rider effective date and once your Exercise Age is set we cannot change it. The current Exercise Age is age 60. If you add the Income Protector to your Contract in the future, you will be subject to the current Exercise Age that is applicable at that time. In the future, the minimum Exercise Age we intend to offer is age 50 and the maximum Exercise Age we intend to offer is age 85. This means that if you add the Income Protector to you Contract in the future, we could require you to wait until age 85 to start Lifetime Plus Payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person’s 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract charges without receiving any of this benefit’s advantages. If your Contract Value reduces to zero for any reason other than a withdrawal while this benefit is in effect and before Lifetime Plus Payments have begun, on the next available Benefit Date where all Covered Persons are within the age restrictions for exercising this benefit, we will begin making annual payments to you of your annual maximum Lifetime Plus Payment.

NOTE: If you add the Income Protector to your Contract when the older Covered Person is age 80, then we will extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero; from that point on you will receive the maximum Lifetime Plus Payment you are entitled to at the same payment frequency you were receiving before your Contract Value was reduced to zero. You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year under the Income Protector. We base your initial annual maximum Lifetime Plus Payment on the Benefit Base (see “Benefit Base” later in this section) multiplied by the current age-based payment percentage of the younger Covered Person as set out in the Annual Maximum Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this section). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment would be less than $100, this benefit will terminate and Lifetime Plus Payments will not be available to you.

Your annual maximum Lifetime Plus Payment will only decrease if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. An Excess Withdrawal includes any applicable withdrawal charge. We treat any portion of a withdrawal you take while you are receiving Lifetime Plus Payments that is not an Excess Withdrawal as a Lifetime Plus Payment. An Excess Withdrawal will reduce next year’s annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. The reduction is proportionate based on the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions set in section 8, Access to Your Money (you cannot take less than $500 and the Contract Value after the withdrawal must be at least $2,000). This means that you cannot take an Excess Withdrawal of less than your entire Contract Value if your Contract Value is already less than $2,000. Also, if at the end of the Business Day that we process your withdrawal request, an Excess Withdrawal would reduce your Contract Value to less than $2,000, we send you the entire remaining Contract Value, Lifetime Plus Payments will stop, and your Contract will terminate. In addition, we review how each Excess Withdrawal taken during the current Benefit Year would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take an Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage of the younger Covered Person as of the previous Benefit Anniversary is  less than $100, we send you the entire remaining Contract Value, Lifetime Plus Payments will stop, and your Contract will terminate.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less than this amount. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) and any Excess Withdrawal proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect (subject to certain restrictions set out in section 4, Investment Options – Transfers, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section).

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue until the deaths of all Covered Persons.

NOTE FOR QUALIFIED CONTRACTS:  If we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.

•
If you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. We do not consider this type of increase to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

•
If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution. We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if, at that time, your Contract Value has not been reduced to zero. (For more information see section 3, The Annuity Phase.) If on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee you will receive the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS

On each Benefit Anniversary before the older Covered Person’s 91st birthday, we may increase your annual maximum Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary, or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person as follows.

•
If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or withdrawals), we will automatically increase next year’s annual maximum Lifetime Plus Payment if the Contract Value at the end of the Business Day before the current Benefit Anniversary, is greater than the Contract Value at the end of the Business Day before the previous Benefit Anniversary (or the Benefit Date, in the case of the first Benefit Anniversary). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual maximum Lifetime Plus Payment will increase by 5%.

•
You are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the younger Covered Person, multiplied by the Contract Value at the end of the previous Business Day, results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

If you take less than the annual maximum Lifetime Plus Payment you are entitled to, an automatic annual increase to your annual maximum payment may not increase the actual payment you receive. If you request payments be made to you in a dollar amount, any automatic annual payment increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum, which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an annual actual Lifetime Plus Payment of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.

NOTE: Automatic annual payment increases to the Lifetime Plus Payments are no longer available after the older Covered Person’s 91st birthday, or on or after the Business Day your Contract Value is reduced to zero.

LIFETIME PLUS PAYMENT EXAMPLES

•
You select the Income Protector with single Lifetime Plus Payments. You are the only Owner and are also the sole Covered Person. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable transfer fees or the contract maintenance or rider charges. For these examples, assume that your Annual Maximum Lifetime Plus Payment Table is as follows:

Age band of the Covered Person	Annual maximum Lifetime Plus Payment percentage
65 - 79	4%
80+	5%

•
On the Benefit Date, you are age 77, your Contract Value is $100,000, and your Benefit Base is $105,000.You choose to receive annual payments of your entire annual maximum Lifetime Plus Payment. Your initial annual maximum (and annual actual) Lifetime Plus Payment is $4,200 ($105,000 x 4%).

	Age	Benefit Base	Contract Value	Annual payment percentage	Annual maximum/actual Lifetime Plus Payment
Benefit Date	77	$105,000	$100,000	4%	$4,200
First Benefit Anniversary	78	$107,100	$102,000	4%	$4,284
Second Benefit Anniversary	79	$107,100	$ 98,000	4%	$4,284
Third Benefit Anniversary	80	$100,000	$100,000	5%	$5,000

•
On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 – $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to the annual maximum/actual Lifetime Plus Payment ($4,200 x 1.02 = $4,284). We also apply this 2% increase to the Benefit Base ($105,000 x 1.02 = $107,100), which will increase the amount of the daily rider charge we calculate at the end of day on the first Benefit Anniversary and every day after that.

•
On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (4% x $98,000 = $3,920) does not result in a higher payment, so we do not increase your annual maximum/actual payment or the Benefit Base at this time, which means the amount of your daily rider charge also will not increase.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

•
On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 – $98,000) / $98,000 = 2.04%. We then apply a 2.04% annual payment increase to the annual maximum/actual Lifetime Plus Payment ($4,284 x 1.0204 = $4,371). However, you also crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual maximum payment ($4,371) to the result of your current annual payment percentage multiplied by the current Contract Value (5% x $100,000 = $5,000). Because the annual maximum Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the increase in Contract Value, we will increase you annual maximum/actual Lifetime Plus Payment to $5,000 and we reset your Benefit Base to equal the $100,000 Contract Value. This will also reduce the amount of the daily rider charge we calculate at the end of day on the third Benefit Anniversary and every day after that.

Example of the Effect of an Excess Withdrawal on the Lifetime Plus Payment

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On the third Benefit Anniversary you decide to take an annual actual Lifetime Plus Payment of $3,000. During the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000.

•
We determine how much of this withdrawal is an Excess Withdrawal by taking amount withdrawn ($8,820) and subtracting the result of the difference between the annual maximum payment ($5,000) and annual actual payment ($3,000), which is: $8,820 – ($5,000 – $3,000) = $6,820. So, $6,820 of the withdrawal is an Excess Withdrawal that is subject to a withdrawal charge, and the remainder of the withdrawal ($8,820 – $6,820 = $2,000) is treated as a Lifetime Plus Payment and is not subject to a withdrawal charge. This portion of the withdrawal that is treated as a payment reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the withdrawal/payment is $98,000 – $2,000 = $96,000.

•
The total amount of the Excess Withdrawal also includes the withdrawal charge. If the withdrawal charge is 3%, the total Excess Withdrawal is: $6,820 / (1 – 0.03) = $6,820 / 0.97 = $7,030.93. The Excess Withdrawal also reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the Excess Withdrawal is $96,000 – $7,030.93 = $88,969.07. As a percentage of Contract Value, the total Excess Withdrawal (including the withdrawal charge) represents 7.32% of Contract Value ($7,030.93 / $96,000 = 7.32%).

•
We also reduce the current Benefit Base proportionately by the percentage of Contract Value withdrawn as an Excess Withdrawal, which is $100,000 – ($100,000 x 7.32%) = $100,000 – $7,320 = $92,680. This reduction in the Benefit Base will also reduce the amount of the daily rider charge we calculate at the end of day we process the withdrawal and on every day after that. We also review how this Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. The new Benefit based multiplied by the current annual payment percentage is $92,680 x 5% = $4,634, which is greater than the $100 minimum required amount for Lifetime Plus Payments. Because the minimum payment amount is met, we will not require you take an Excess Withdrawal of the entire remaining Contract Value at this time.

•
On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 7.32% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $5,000 – (7.32% x $5,000) = $5,000 – $366.19 = $4,633.81. We already reduced your Benefit Base for the Excess Withdrawal, so this change the annual maximum Lifetime Play Payment will not affect the rider charge.

THE BENEFIT BASE

We base the initial annual maximum Lifetime Plus Payment under the Income Protector on a percentage of the Benefit Base, which is the greater of the highest quarterly Contract Value, or a quarterly simple interest increase of one-fourth of the Annual Increase Percentage applied to Purchase Payments for a guaranteed number of years. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment you can take. We also assess the rider charge for the Income Protector against the Benefit Base.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Beginning on the rider effective date, and on each Business Day until the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value, or the Annual Increase. In addition, on the Benefit Date, if your Contract Value at the end of the previous Business Day is greater than the Benefit Base, we will increase your Benefit Base to equal this Contract Value.

On and after the Benefit Date, your Benefit Base will only change if you receive an automatic annual payment increase to your annual maximum Lifetime Plus Payment or you take an Excess Withdrawal. Changes in the Benefit Base will also change the amount of the rider charge that we calculate each day. An Excess Withdrawal will reduce your Benefit Base proportionately by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process your withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the Business Day before a Benefit Anniversary as follows.

•
If you have taken your annual maximum Lifetime Plus Payment during the previous Benefit Year and we increased next year’s annual maximum Lifetime Plus Payment because your Contract Value at the end of the Business Day before the current Benefit Anniversary increased, we increase your Benefit Base by the same percentage. For example, if we increased your annual maximum Lifetime Plus Payment by 5%, we will also increase your Benefit Base by 5%.

•
We will also change your Benefit Base to equal the Contract Value at the end of the Business Day before the current Benefit Anniversary, if the age-based payment percentage for the current age of the younger Covered Person multiplied by this Contract Value results in a higher annual maximum Lifetime Plus Payment. This change may increase or decrease your Benefit Base.

Automatic annual payment increases are only available before the older Covered Person’s 91st birthday.

THE QUARTERLY ANNIVERSARY VALUE

The Quarterly Anniversary Value is one of the values we use to determine the Benefit Base under the Income Protector. We use the Benefit Base to determine both your rider charge and your initial annual maximum Lifetime Plus Payment. We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person’s 91st birthday or the Benefit Date. We no longer calculate the Quarterly Anniversary Value beginning on the earlier of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Purchase Payment received on the rider effective date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value at the end of the previous Business Day.

At the end of each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the previous Business Day, or the Contract Value at the end of the previous Business Day.

Any withdrawals and/or Partial Annuitizations may reduce the Quarterly Anniversary Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

For an example of the Quarterly Anniversary Value calculation, see section 11.c, Other Optional Benefits – The Quarterly Value Death Benefit.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are not included in the parts of the Quarterly Anniversary Value that are based on Contract Value until they are vested, and the bonus is also completely excluded from the parts of this value that are based on Purchase Payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

THE ANNUAL INCREASE

The Annual Increase is one of the values we use to determine the Benefit Base under the Income Protector. We use the Benefit Base to determine both your rider charge and your initial annual maximum Lifetime Plus Payment. We only calculate the Annual Increase during the Accumulation Phase and before the older Covered Person’s 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate the Annual Increase beginning on the earlier of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization.

On each Quarterly Anniversary during the Guarantee Years, we will apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments (or the Contract Value on the rider effective date, if applicable). In addition, during the period that we calculate the Annual Increase we also automatically reset it to equal the Contract Value if the Contract Value is greater than the Annual Increase on the Quarterly Anniversary. Resets will occur during the entire period that we calculate the Annual Increase and not just during the Guarantee Years that you receive the simple interest increase.

We set the number of Guarantee Years for your Contract on the rider effective date and once this number is set we cannot change it. The current number of Guarantee Years is 20 years. If you add the Income Protector to your Contract in the future, you will be subject to the current number of Guarantee Years that are applicable at that time. The minimum number of Guarantee Years we intend to offer in the future is five and the maximum is 20.

If the rider effective date is the Issue Date, both the Annual Increase and the Increase Base on the rider effective date are equal to the Purchase Payment received on the rider effective date. If the rider effective date occurs after the Issue Date, both the Annual Increase and the Increase Base on the rider effective date are equal to the Contract Value at the end of the previous Business Day.

At the end of each Business Day, we increase both the Annual Increase and the Increase Base by the amount of any additional Purchase Payments received that day, and we reduce both the Annual Increase and the Increase Base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

On each Quarterly Anniversary on or before the maximum rider anniversary, the Annual Increase is equal to the following:

a + (b x (c – d))

Where:

a =	The Annual Increase at the end of the previous Business Day;

b =	The Annual Increase Percentage we set on the rider effective date divided by four;

c =	The Increase Base at the end of the previous Business Day; and

d =
Purchase Payments* received on or after the previous Quarterly Anniversary. However, if you selected the Income Protector at issue, then we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment. We determine the percentage of Contract Value at the end of the current Business Day.

The maximum rider anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the rider effective date. For example, assume the Issue Date is June 1, 2009, the rider effective date is September 1, 2009 and the number of Guarantee Years is 20 years. The maximum rider anniversary would be September 1, 2029.

We set the Annual Increase Percentage for your Contract on the rider effective date and once this number is set we cannot change it. The current Annual Increase Percentage is 8%, and the current quarterly simple interest increase is 2%. If you add the Income Protector to your Contract in the future, you will be subject to the current Annual Increase Percentage and quarterly simple interest increase that are applicable at that time. The minimum Annual Increase Percentage we intend to offer in the future is 4% and the maximum is 10%, and the minimum quarterly simple interest increase is 1% and the maximum is 2.5%.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Next, we compare this Annual Increase to the Contract Value at the end of the previous Business Day. If this Contract Value is greater than the Annual Increase, we will reset both the Annual Increase and the Increase Base to equal this Contract Value.

Any withdrawals and/or Partial Annuitizations may reduce the Annual Increase and the Increase Base by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Annual Increase, we will deduct more than the amount withdrawn and/or annuitized from the Annual Increase. Likewise, if at the time of withdrawal and/or annuitization the Contract Value is less than the Increase Base, we will deduct more than the amount withdrawn and/or annuitized from the Increase Base.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are not included in the parts of the Annual Increase that are based on Contract Value until they are vested, and the bonus is also completely excluded from the parts of this value that are based on Purchase Payments.

EXAMPLE OF THE ANNUAL INCREASE

You purchase a Contract with the Income Protector. For this example, assume that your Annual Increase Percentage is 6% and the number of Guarantee Years is 12. You make an initial Purchase Payment of $100,000 on the Issue Date. You make a second Purchase Payment of $10,000 during the third quarter of the first Contract Year. Because you selected this benefit at issue, each rider anniversary will occur on a Contract Anniversary. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable transfer fees or the contract maintenance or rider charges.

Quarterly Anniversary	Contract Value	Increase Base	Quarterly Increase	Annual Increase/ Benefit Base*
Rider effective date	$100,000	$100,000		$100,000
1st Quarterly Anniversary	$ 98,327	$100,000	$1,500	$101,500
2nd Quarterly Anniversary	$102,864	$100,000	$1,500	$103,000
During the 3rd Quarter		$110,000		$113,000
3rd Quarterly Anniversary	$113,732	$110,000	$1,500	$114,500
4th Quarterly Anniversary/ 1st Rider Anniversary	$115,362	$110,000	$1,650	$116,150
5th Quarterly Anniversary	$127,451	$127,451		$127,451
6th Quarterly Anniversary	$ 92,983	$127,451	$1,912	$129,363

*	Because the table only shows calculations during the Guarantee Years, the Benefit Base will always be equal to the Annual Increase.

•	On the rider effective date, both the Annual Increase and the Increase Base are equal to the Purchase Payment received on the Issue Date ($100,000).

•
On the first Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:  (1.5% x $100,000) + $100,000 = $1,500 + $100,000 = $101,500. The Contract Value on this anniversary is $98,327, which is less than the Annual Increase so there is no reset.

•
On the second Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:  (1.5% x $100,000) + $101,500 = $1,500 + $101,500= $103,000. The Contract Value on this anniversary is $102,864, which is less than the Annual Increase so there is no reset.

•
During the third quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the Increase Base ($100,000 + $10,000 = $110,000) and the Annual Increase ($103,000 + $10,000 = $113,000).

•
On the third Quarterly Anniversary, we apply the simple interest increase to the Increase Base. The simple interest increase is the Increase Base minus the Purchase Payment we received during the last quarter multiplied by 1.5%, or 1.5% x ($110,000 – $10,000) = $1,500. We then add the simple interest increase to the Annual Increase, which is: $1,500 + $113,000 = $114,500. The Contract Value on this anniversary is $113,732, which is less than the Annual Increase so there is no reset.

•
On the fourth Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is: (1.5% x $110,000) + $114,500 = $1,650 + $114,500= $116,150. The Contract Value on this anniversary is $115,362, which is less than the Annual Increase so there is no reset.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

•
On the fifth Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is: (1.5% x $110,000) + $116,150 = $1,650 + $116,150= $117,800. However, the Contract Value on this anniversary is $127,451, which is greater than the Annual Increase, so we reset both the Annual Increase and the Increase Base to equal the Contract Value of $127,451.

•
On the sixth Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:  (1.5% x $127,451) + $127,451 = $1,912 + $127,451 = $129,363. The Contract Value on this anniversary is $92,983, which is less than the Annual Increase so there is no reset.

•
Assuming there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 12th rider anniversary (which is the 48th Quarterly Anniversary), the Annual Increase would receive an additional 42 quarterly simple interest increases of $1,912 each. On the 12th Contract Anniversary, the Annual Increase would receive its last quarterly simple interest increase, and would be $209,667.

•
On each subsequent Quarterly Anniversary, the Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the Annual Increase, but the Annual Increase receives no more 1.5% quarterly simple interest increases.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

These restrictions apply only to Contracts with the Income Protector while the benefit is in effect. When you select the Income Protector, you consent to allow us to rebalance your Contract Value in accordance with the procedures described here and in your Contract. We have put these restrictions in place to support the guarantees that we provide under the Income Protector, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than what you would have had without the benefit.

If you select the Income Protector, we will restrict your selection of certain Investment Options. We set these restrictions on the rider effective date and once we set them we cannot change them. We currently require you to allocate 100% of your total Contract Value to the Group C Investment Options. If you add the Income Protector to your Contract after the Issue Date, you must reallocate your Contract Value to comply with these restrictions before we will add the benefit to your Contract. If you add the Income Protector to your Contract in the future, you will be subject to Investment Option restrictions that are applicable at that time. In the future, we could offer only one Investment Option Group and as few as five total Investment Options. If we offer more than one Investment Option group in the future, we will not move Investment Options between the groups after the rider effective date.

Investment Option Group C
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Money Market Fund
AZL Van Kampen Equity and Income Fund

BlackRock Global Allocation V.I. Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
Templeton Global Bond Securities Fund

We may add or remove Investment Options to or from your Contract after the rider effective date. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. When an Investment Option is closed or substituted within an Investment Option group, we will send written notice regarding the closing or substitution 30 days before the effective date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. The rebalancing occurs at the end of the Business Day immediately before the Quarterly Anniversary so that it is in effect on the Quarterly Anniversary. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. Transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions for future Purchase Payments. Any requested change to your allocation instructions must comply with the restrictions for your selected benefit or we will reject your change.

These Investment Option allocation and transfer restrictions will terminate when your benefit terminates.

TAXATION OF LIFETIME PLUS PAYMENTS

Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59½, Lifetime Plus Payments may be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.

TERMINATION OF THE INCOME PROTECTOR

Before the Benefit Date, the Income Protector will terminate upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•	The date of death of all Covered Persons.

•	The older Covered Person’s 91st birthday.

•
The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

•	The Business Day we process your request for a full withdrawal.

•	Contract termination.

On and after the Benefit Date, the Income Protector will terminate upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date). This option is only available while your Contract Value is positive.

•	The Business Day you take an Excess Withdrawal of the entire Contract Value.

•
The Business Day you take an Excess Withdrawal if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage of the younger Covered Person on the previous Benefit Anniversary is less than $100.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment would be less than $100.

•	For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

•	For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•	For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has not been reduced to zero and the Joint Owners are not spouses, the date of death of any Joint Owner.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

•
For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has not been reduced to zero and the Joint Owners are spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, this rider terminates on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of both Covered Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive payout of the death benefit instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	Contract termination.

11.c OTHER OPTIONAL BENEFITS

QUARTERLY VALUE DEATH BENEFIT

The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries during the Accumulation Phase. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses – Mortality and Expense Risk (M&E) Charges. The Quarterly Value Death Benefit requires selection of either the Investment Protector or Income Protector.

The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit, but they may be equal. Once you select the Quarterly Value Death Benefit, you cannot cancel it. Check with your registered representative regarding availability of the Quarterly Value Death Benefit and be sure to discuss whether this benefit is appropriate for your situation.

Under the Quarterly Value Death Benefit, the amount of the death benefit will be the greater of 1 or 2, determined as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and an election of the death benefit payment option.

1.	The Contract Value. If your Contract includes the Investment Protector or the Income Protector, we will deduct the final rider charge from the Contract Value before making this determination.

2.	The Quarterly Anniversary Value.

*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.

The Quarterly Value Death Benefit will terminate upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•	Contract termination.

NOTE FOR CONTRACTS WITH THE BONUS OPTION:  Bonus amounts are included in the calculation of the portion of the death benefit that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of the death benefit that is based on Purchase Payments.

NOTE FOR CONTRACTS WITH THE INCOME PROTECTOR: On the Benefit Date that you begin receiving Lifetime Plus Payments and until the rider termination date:

•
the Quarterly Anniversary Value under the Quarterly Anniversary Value Death Benefit will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge), for each Lifetime Plus Payment and Excess Withdrawal;

•
the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take (including any withdrawal charge), and the deduction of the rider charge; and

•	the additional M&E charge associated with the Quarterly Value Death Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Calculating the Quarterly Anniversary Value Under the Quarterly Value Death Benefit

The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments and any Excess Withdrawals, but do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

On each Quarterly Anniversary before the end date, the Quarterly Anniversary Value is equal to the greater of its value on the previous Business Day, or the Contract Value at the end of the previous Business Day.

The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Contract is owned by a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option.

If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and there are multiple Beneficiaries, the Quarterly Anniversary Value will not change once we receive the required information from any one Beneficiary.

Any withdrawals (including Lifetime Plus Payments and any Excess Withdrawals) and/or Partial Annuitizations may reduce the Quarterly Anniversary Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

Examples of the Quarterly Anniversary Value Calculations

This example shows how we calculate the Quarterly Anniversary Value under the Quarterly Value Death Benefit.

•
You purchase a Contract with the Quarterly Value Death Benefit and make an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable transfer fees or the contract maintenance or rider charges.

	Contract Value	Quarterly Anniversary Value
On the Issue Date	$100,000	$100,000
1st Quarterly Anniversary	$ 98,000	$100,000
2nd Quarterly Anniversary	$102,000	$102,000
3rd Quarterly Anniversary	$104,000	$104,000
1st Contract Anniversary	$103,000	$104,000
End of 1st Quarter, 2nd Contract Year	$106,000	$106,000

•	On the Issue Date, the Quarterly Anniversary Value is equal to the Purchase Payment received on the Issue Date ($100,000).

•
On the first Quarterly Anniversary, the Contract Value had decreased to $98,000, which is less than the current Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.

•
On the second Quarterly Anniversary, the Contract Value had increased to $102,000, which is greater than the current Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

•
On the third Quarterly Anniversary, the Contract Value had increased to $104,000, which is greater than the current Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

•
At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the current Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.

•
On the fifth Quarterly Anniversary, the Contract Value had increased to $106,000, which is greater than the current Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Example of the Effect of a Partial Withdrawal on the Quarterly Anniversary Value

•
Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.

We adjust the Quarterly Anniversary Value for the partial withdrawal as follows:

The current Quarterly Anniversary Value$104,000.00

Reduced proportionately by the percentage of Contract Value

withdrawn ($9,000 / $103,000) = 0.08738 x $104,000 =- 9,087.52

The Quarterly Anniversary Value after the partial withdrawal$ 94,912.48

•	This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.

•
All withdrawals will reduce the Quarterly Anniversary Value in exactly the same manner, which is proportionately based on the percentage of Contract Value withdrawn (including any withdrawal charge). Withdrawals include amounts taken under the free withdrawal privilege, Lifetime Plus Payments and any Excess Withdrawals, but do not include amounts withdrawn for the contract maintenance or rider charges.

BONUS OPTION

The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual). The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. These charges are discussed in the Fee Tables and section 6, Expenses. Once you select the Bonus Option, you cannot cancel it. The Bonus Option is not available if you select either the Short Withdrawal Charge Option or the No Withdrawal Charge Option. The Bonus Option is also not available in the states of Connecticut and Oregon. For more information, please see section 11, Selection of Optional Benefits.

The bonus may be more than offset by the additional charges associated with the Bonus Option. Check with your registered representative regarding availability of the Bonus Option and be sure to discuss whether this benefit is appropriate for your situation.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

We will credit the bonus to your Contract subject to the following terms.

1)
Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that are based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments (for example, the portion of the Traditional Death Benefit that is based on total Purchase Payments). The vesting schedule is as follows.

Number of Complete Years Since We Received Your Purchase Payment	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%

2)
We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.

3)	All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.

4)	If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal,* take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.

*	Including Lifetime Plus Payments, Excess Withdrawals and/or Cumulative Withdrawals.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if, at that time, your Contract Value has not been reduced to zero. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Bonus Value and, therefore, any unvested bonus amounts will cease to exist.

SHORT WITHDRAWAL CHARGE OPTION

The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years. The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. The withdrawal charges and M&E charges are discussed in the Fee Tables and section 6, Expenses. Once you select the Short Withdrawal Charge Option, you cannot cancel it. The Short Withdrawal Charge Option is not available if you select either the Bonus Option or No Withdrawal Charge Option. For more information, please see section 11, Selection of Optional Benefits.

Because the Short Withdrawal Charge Option carries an additional M&E charge, it may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh complete years following our receipt of your Purchase Payment. Check with your registered representative regarding the availability of the Short Withdrawal Charge Option and be sure to discuss whether this option is appropriate for your situation.

NO WITHDRAWAL CHARGE OPTION

You can eliminate withdrawal charges under your Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge and requires a higher initial Purchase Payment ($25,000 rather than $10,000). The withdrawal charges and M&E charges are discussed in the Fee Tables and section 6, Expenses.

The No Withdrawal Charge Option is not available if you select either the Bonus Option or Short Withdrawal Charge Option. If you select the No Withdrawal Charge Option, you must also select either the Investment Protector or the Income Protector. If your Contract includes the No Withdrawal Charge Option, you can only remove the additional required benefit if:  a) we increase the rider charge on a Quarterly Anniversary; b) if you select single Lifetime Plus Payments under the Income Protector, the sole Covered Person dies and your spouse continues the Contract; or c) you can simultaneously replace the Income Protector with the Investment Protector, or vice versa, as discussed in section 11, Selection of Optional Benefits.

Once you select the No Withdrawal Charge Option, you cannot cancel it. Because the No Withdrawal Charge Option carries an additional M&E charge, it may not be appropriate if you do not intend to withdraw a Purchase Payment during the first four years after we receive it. Also, because the No Withdrawal Charge Option requires you to select an additional optional benefit, it may not be appropriate if you do not intend to exercise this additional required benefit. Check with your registered representative regarding the availability of the No Withdrawal Charge Option, and to discuss whether this option is appropriate for your situation.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

12.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These payments typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to registered representatives;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars for their registered representatives;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

•	the organizational “fit” between the broker/dealer firm and the type of wholesaling and marketing force we operate;

•	whether the broker/dealer firm’s operational, IT, and support services structure and requirements are compatible with our method of operation;

•	whether the broker/dealer firm’s product mix is oriented toward our core markets;

•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;

•	the potential return on investment of investing in a particular firm’s system;

•	our potential ability to obtain a significant level of the market share in the broker/dealer firm’s distribution channel;

•	the broker/dealer firm’s registered representative and customer profiles; and

•	the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

13.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life……………………………………………………..........	2
Experts……………………………………………………………..…	2
Legal Opinions…………………………………………………..….	2
Distributor…………………………………………………..………..	2
Reduction or Elimination of the Withdrawal Charge……..…..	3
Federal Tax Status…………………………………………….…....	3
General……………………………………………………………	3
Diversification………………………………………………....….	4
Owner Control…………………………………………………….	5
Contracts Owned by Non-Individuals…………………….....…	5
Income Tax Withholding…………………………………..….....	5
Required Distributions……………………………………..…….	5
Qualified Contracts……………………………………………….	6
Annuity Provisions………………………………………………....	7
Annuity Units/Calculating Annuity Payments………………….	7
Mortality and Expense Risk Guarantee…………………………	7
Financial Statements……………………………………………….	7
Appendix – Condensed Financial Information………………..	8

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

14.	PRIVACY AND SECURITY STATEMENT

2010
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you.  We also do not share your information with any of our affiliated companies except to administer or service your policy.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and other third parties in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Your ability to access and correct your information

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, or write us at the following address.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America

•	Allianz Life Financial Services, LLC

M40018 (3/2010)

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.
Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract offered by this prospectus as of the end of the most recent calendar year is listed in the tables below. A separate rider charge may also apply to your Contract if you select the Investment Protector or Income Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
* Key to Benefit Option	M&E Charges
Allianz Vision – Base Contract	1.40%
Allianz Vision – Contract with the No Withdrawal Charge Option and the Quarterly Value Death Benefit	2.05%
The following Investment Options commenced operations under this Contract after December 31, 2009. Therefore, no AUV information is shown for them: AZL Gateway Fund, AZL Mid Cap Index Fund, PIMCO EqS Pathfinder Portfolio.

(Number of Accumulation Units in thousands)
Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.40%	12/31/2009	N/A	10.035	338	2.05%	12/31/2009	N/A	10.022	0
AZL BlackRock Capital Appreciation Fund
1.40%	12/31/2007	N/A	13.110	84	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.110	8.225	144		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.225	10.987	266		12/31/2009	N/A	10.658	0
AZL Columbia Mid Cap Value Fund
1.40%	12/31/2007	N/A	10.319	116	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.319	4.869	168		12/31/2008	N/A	N/A	N/A
	12/31/2009	4.869	6.352	110		12/31/2009	N/A	6.202	0
AZL Columbia Small Cap Value Fund
1.40%	12/31/2007	N/A	12.439	55	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.439	8.330	57		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.330	10.243	19		12/31/2009	N/A	9.872	0
AZL Davis NY Venture Fund
1.40%	12/31/2007	N/A	13.555	259	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.555	7.952	394		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.952	10.338	219		12/31/2009	N/A	9.804	0
AZL Dreyfus Equity Growth Fund
1.40%	12/31/2007	N/A	11.526	106	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.526	6.634	164		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.634	8.816	92		12/31/2009	N/A	8.360	0
AZL Eaton Vance Large Cap Value Fund
1.40%	12/31/2007	N/A	12.386	130	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.386	7.794	167		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.794	9.724	66		12/31/2009	N/A	9.191	0
AZL Franklin Small Cap Value Fund
1.40%	12/31/2007	N/A	17.485	185	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	17.485	11.426	219		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.426	14.716	48		12/31/2009	N/A	14.091	0

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Franklin Templeton Founding Strategy Plus Fund
1.40%	12/31/2009	N/A	10.218	321	2.05%	12/31/2009	N/A	10.205	0
AZL Fusion Balanced Fund
1.40%	12/31/2007	N/A	12.121	800	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.121	8.672	958		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.672	10.836	1224		12/31/2009	N/A	10.512	7
AZL Fusion Conservative Fund
1.40%	12/31/2009	N/A	10.154	80	2.05%	12/31/2009	N/A	10.141	0
AZL Fusion Growth Fund
1.40%	12/31/2007	N/A	12.813	1535	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.813	7.715	1797		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.715	10.057	379		12/31/2009	N/A	9.756	0
AZL Fusion Moderate Fund
1.40%	12/31/2007	N/A	12.396	1150	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.396	8.219	1197		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.219	10.490	4499		12/31/2009	N/A	10.176	10
AZL Growth Index Strategy Fund
1.40%	12/31/2009	N/A	10.067	385	2.05%	12/31/2009	N/A	10.054	0
AZL International Index Fund
1.40%	12/31/2009	N/A	9.761	56	2.05%	12/31/2009	N/A	9.748	0
AZL Invesco International Equity Fund
1.40%	12/31/2007	N/A	19.830	240	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	19.830	11.438	302		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.438	15.150	173		12/31/2009	N/A	14.412	0
AZL JPMorgan U.S. Equity Fund
1.40%	12/31/2007	N/A	12.939	81	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.939	7.824	99		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.824	10.316	58		12/31/2009	N/A	9.943	0
AZL MFS Investors Trust Fund
1.40%	12/31/2007	N/A	14.871	169	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.871	8.782	282		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.782	13.147	89		12/31/2009	N/A	12.754	0
AZL Money Market Fund
1.40%	12/31/2007	N/A	11.125	661	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.125	11.238	1156		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.238	11.106	2332		12/31/2009	N/A	10.412	12
AZL OCC Growth Fund
1.40%	12/31/2009	N/A	10.377	2	2.05%	12/31/2009	N/A	10.364	0
AZL OCC Opportunity Fund
1.40%	12/31/2007	N/A	16.672	85	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.672	8.688	117		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.688	13.545	22		12/31/2009	N/A	12.285	0
AZL S&P 500 Index Fund
1.40%	12/31/2007	N/A	9.882	184	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.882	6.079	316		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.079	7.514	623		12/31/2009	N/A	7.385	0
AZL Schroder Emerging Markets Equity Fund
1.40%	12/31/2007	N/A	13.455	392	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.455	6.384	584		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.384	10.813	153		12/31/2009	N/A	10.558	0
AZL Small Cap Stock Index Fund
1.40%	12/31/2007	N/A	9.329	122	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.329	6.353	177		12/31/2008	N/A	N/A	N/A
	12/31/2009	6.353	7.821	70		12/31/2009	N/A	7.686	0
AZL Turner Quantitative Small Cap Growth Fund
1.40%	12/31/2007	N/A	12.772	35	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.772	7.135	48		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.135	9.244	17		12/31/2009	N/A	8.968	0

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Van Kampen Equity and Income Fund
1.40%	12/31/2007	N/A	12.832	452	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.832	9.627	470		12/31/2008	N/A	N/A	N/A
	12/31/2009	9.627	11.662	896		12/31/2009	N/A	11.240	0
AZL Van Kampen Global Real Estate Fund
1.40%	12/31/2007	N/A	10.852	194	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.852	5.796	287		12/31/2008	N/A	N/A	N/A
	12/31/2009	5.796	8.013	82		12/31/2009	N/A	7.824	0
AZL Van Kampen Growth and Income Fund
1.40%	12/31/2007	N/A	14.291	105	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.291	9.462	155		12/31/2008	N/A	N/A	N/A
	12/31/2009	9.462	11.537	90		12/31/2009	N/A	10.904	0
AZL Van Kampen International Equity Fund
1.40%	12/31/2007	N/A	19.359	276	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	19.359	13.637	302		12/31/2008	N/A	N/A	N/A
	12/31/2009	13.637	16.987	119		12/31/2009	N/A	16.265	0
AZL Van Kampen Mid Cap Growth Fund
1.40%	12/31/2007	N/A	16.193	253	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.193	8.220	403		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.220	12.780	116		12/31/2009	N/A	12.079	0
BlackRock Global Allocation V.I. Fund
1.40%	12/31/2008	N/A	7.919	152	2.05%	12/31/2008	N/A	N/A	N/A
	12/31/2009	7.919	9.443	3219		12/31/2009	N/A	9.341	14
Davis VA Financial Portfolio
1.40%	12/31/2007	N/A	15.832	42	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	15.832	8.373	79		12/31/2008	N/A	N/A	N/A
	12/31/2009	8.373	11.657	33		12/31/2009	N/A	10.929	0
Franklin High Income Securities Fund
1.40%	12/31/2007	N/A	25.387	62	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	25.387	19.180	61		12/31/2008	N/A	N/A	N/A
	12/31/2009	19.180	26.989	161		12/31/2009	N/A	23.553	1
Franklin Income Securities Fund
1.40%	12/31/2007	N/A	48.490	437	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	48.490	33.635	450		12/31/2008	N/A	N/A	N/A
	12/31/2009	33.635	44.972	73		12/31/2009	N/A	39.246	1
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%	12/31/2007	N/A	9.246	450	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.246	5.847	589		12/31/2008	N/A	N/A	N/A
	12/31/2009	5.847	7.510	259		12/31/2009	N/A	7.389	0
Franklin U.S. Government Fund
1.40%	12/31/2007	N/A	26.205	33	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	26.205	27.800	57		12/31/2008	N/A	N/A	N/A
	12/31/2009	27.800	28.262	84		12/31/2009	N/A	24.685	2
Franklin Zero Coupon Fund 2010
1.40%	12/31/2007	N/A	39.978	5	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	39.978	42.376	12		12/31/2008	N/A	N/A	N/A
	12/31/2009	42.376	41.972	7		12/31/2009	N/A	36.661	0
Mutual Global Discovery Securities Fund
1.40%	12/31/2007	N/A	29.830	287	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	29.830	21.045	323		12/31/2008	N/A	N/A	N/A
	12/31/2009	21.045	25.590	122		12/31/2009	N/A	23.493	2
Mutual Shares Securities Fund
1.40%	12/31/2007	N/A	24.148	677	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	24.148	14.975	744		12/31/2008	N/A	N/A	N/A
	12/31/2009	14.975	18.614	116		12/31/2009	N/A	17.088	0

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
1.40%	12/31/2007	N/A	12.953	73	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.953	10.749	91		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.749	12.886	470		12/31/2009	N/A	12.419	4
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%	12/31/2007	N/A	12.816	100	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.816	7.103	216		12/31/2008	N/A	N/A	N/A
	12/31/2009	7.103	9.913	118		12/31/2009	N/A	9.617	0
PIMCO VIT Emerging Markets Bond Portfolio
1.40%	12/31/2007	N/A	12.287	67	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.287	10.347	73		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.347	13.324	300		12/31/2009	N/A	12.925	2
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%	12/31/2007	N/A	10.440	102	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.440	10.208	143		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.208	11.763	171		12/31/2009	N/A	11.411	0
PIMCO VIT Global Multi-Asset Portfolio
1.40%	12/31/2009	N/A	10.011	325	2.05%	12/31/2009	N/A	9.998	0
PIMCO VIT High Yield Portfolio
1.40%	12/31/2007	N/A	14.297	57	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.297	10.779	61		12/31/2008	N/A	N/A	N/A
	12/31/2009	10.779	14.927	383		12/31/2009	N/A	13.965	6
PIMCO VIT Real Return Portfolio
1.40%	12/31/2007	N/A	12.324	78	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.324	11.295	140		12/31/2008	N/A	N/A	N/A
	12/31/2009	11.295	13.187	293		12/31/2009	N/A	12.627	2
PIMCO VIT Total Return Portfolio
1.40%	12/31/2007	N/A	14.986	208	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.986	15.486	263		12/31/2008	N/A	N/A	N/A
	12/31/2009	15.486	17.420	620		12/31/2009	N/A	16.331	8
Templeton Global Bond Securities Fund
1.40%	12/31/2007	N/A	32.376	113	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	32.376	33.906	120		12/31/2008	N/A	N/A	N/A
	12/31/2009	33.906	39.681	193		12/31/2009	N/A	34.630	2
Templeton Growth Securities Fund
1.40%	12/31/2007	N/A	29.538	482	2.05%	12/31/2007	N/A	N/A	N/A
	12/31/2008	29.538	16.799	542		12/31/2008	N/A	N/A	N/A
	12/31/2009	16.799	21.718	113		12/31/2009	N/A	19.597	0

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix A

APPENDIX B – RIDER CHARGE EXAMPLES

If your Contract includes the Investment Protector or the Income Protector, we will deduct a rider charge from your Contract Value during the Accumulation Phase while your selected benefit is in effect and the Contract Value is positive. We calculate the rider charge daily beginning on the day after the rider effective date, and we deduct it for each quarter on the earlier of the following: at the end of the Business Day before the Quarterly Anniversary, or when we deduct the final rider charge.

We calculate the daily rider charge at the end of each day that the rider charge is in effect. Under the Investment Protector, the daily rider charge is equal to the daily rider charge rate multiplied by the Target Value at the end of the current Business Day. Under the Income Protector, the daily rider charge is equal to the daily rider charge rate multiplied by the Benefit Base at the end of the current Business Day. The daily rider charge rate is the current annualized rate for your selected benefit that was effective on the previous Quarterly Anniversary divided by 365. The rider charge we assess for each quarter will be the sum of all daily rider charges we computed for the previous quarter.

EXAMPLE OF RIDER CHARGE CALCULATION UNDER THE INVESTMENT PROTECTOR

•
You purchase a Contract on January first with an initial Purchase Payment of $100,000. You select the Investment Protector at issue. For this example, assume that the benefit is subject to a current rider charge of 2.50% of the Target Value. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.

•
During the first quarter you make no additional Purchase Payments and take no withdrawals. Your Target Value during the entire first quarter is equal to the Purchase Payment received on the Issue Date ($100,000). There are 90 days in the first quarter, but we do not assess the rider charge on the rider effective date, so we will only assess a rider charge for 89 days.

We calculate the Investment Protector daily rider charge on each day for the first quarter as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Target Value on that dayx $100,000

$ 6.85

Therefore, the total rider charge for the Investment Protector for the first quarter is the sum of 89 days worth of daily rider charges, or $6.85 x 89 = $609.65. We would deduct $609.65 from your Contract Value at the end of the Business Day before the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Target Value.

If you do not make any additional Purchase Payments or take any withdrawals for the remainder of the year, your Target Value will not change. Assuming we do not exercise our right to change your rider charge on any of the Quarterly Anniversaries, we would assess charges for the remainder of the year as follows.

•	The second quarter has 91 days, so at the end of the Business Day before the second Quarterly Anniversary, we would deduct $623.35 ($6.85 x 91).

•	The third quarter has 92 days, so at the end of the Business Day before the third Quarterly Anniversary, we would deduct $630.20 ($6.85 x 92).

•	The fourth quarter also has 92 days, so at the end of the Business Day before the fourth Quarterly Anniversary (which is also the first Contract Anniversary), we would deduct $630.20.

The total Investment Protector rider charge for the first rider year would be $2,493.40. The actual rider charge that you pay for the following years will change because we calculate the charge for every day in the year. The charge may also change if your Target Value increases or decreases or we exercise our right to change your current rider charge.

NOTE: An additional Purchase Payment or withdrawal will change both the Target Value and the amount of the daily rider charge, which means the amount of your daily rider charge could change during a Contract quarter.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix B

EXAMPLE OF RIDER CHARGE CALCULATION UNDER THE INCOME PROTECTOR

•
You purchase a Contract on January first with an initial Purchase Payment of $100,000. For this example, assume that the Annual Increase Percentage is 6% and the number of Guarantee Years is 12. You select the Income Protector with single Lifetime Plus Payments at issue. The benefit is subject to a current rider charge of 2.50% of the Benefit Base. During this year you do not make any additional Purchase Payments, take any withdrawals, or begin taking Lifetime Plus Payments and we do not exercise our right to change your rider charge. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.

•
Your Annual Increase and Benefit Base during the entire first quarter are both equal to the Purchase Payment received on the Issue Date ($100,000). There are 90 days in the first quarter, but we do not assess the rider charge on the rider effective date, so we will only assess a rider charge for 89 days.

We calculate the Income Protector daily rider charge on each day for the first quarter as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefit Base on that dayx $100,000

$ 6.85

Therefore, the total rider charge for the Income Protector for the first quarter is the sum of 89 days worth of daily rider charges, or $6.85 x 89 = $609.65. We would deduct $609.65 from your Contract Value at the end of the Business Day before the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

•
On the first Quarterly Anniversary you receive a 6% simple interest to the Annual Increase, which is $100,000 + ($100,000 x (6% / 4)) = $101,500. Your Contract Value at the end of the previous Business Day is less than the Annual Increase, so we do not reset your Annual Increase. We will also increase your Benefit Base to equal the new Annual Increase ($101,500). There are 91 days in the second quarter.

We calculate the Income Protector daily rider charge on each day for the second quarter as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefit Base on that dayx $101,500

$ 6.95

Therefore, the total rider charge for the Income Protector for the second quarter is the sum of 91 days worth of daily rider charges, or $6.95 x 91 = $632.45.

•
On the second Quarterly Anniversary you receive a 6% simple interest to the Annual Increase, which is $101,500 + ($100,000 x (6% / 4)) = $103,000. Your Contract Value at the end of the previous Business Day is less than the Annual Increase, so we do not reset your Annual Increase. We will also increase your Benefit Base to equal the new Annual Increase ($103,000). There are 92 days in the third quarter.

We calculate the Income Protector daily rider charge for the third quarter as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefitx $103,000

$ 7.05

Therefore, the total rider charge for the Income Protector for the third quarter is the sum of 92 days worth of daily rider charges, or $7.05 x 92 = $648.60.

•
On the third Quarterly Anniversary you receive a 6% simple interest to the Annual Increase, which is $103,000 + ($100,000 x (6% / 4)) = $104,500. Your Contract Value at the end of the previous Business Day is $109,000, which is greater than the Annual Increase, so we reset your Annual Increase to $109,000. We will also increase your Benefit Base to equal the new Annual Increase ($109,000). There are 92 days in the fourth quarter.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix B

We calculate the Income Protector daily rider charge for the fourth quarter as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefit Base on that dayx $109,000

$ 7.47

Therefore, the total rider charge for the Income Protector for the fourth quarter is the sum of 92 days worth of daily rider charges, or $7.47 x 92 = $687.24.

The total Income Protector rider charge for the first rider year would be $2,577.94. The actual rider charge that you pay for the following years will change because we calculate the charge for every day in the year. The charge may also change if your Benefit Base increases or decreases or we exercise our right to change your current rider charge.

NOTE: An additional Purchase Payment, withdrawal taken before the Benefit Date, an Excess Withdrawal, or an annual payment increase to Lifetime Plus Payments will change both the Benefit Base and the amount of the daily rider charge, which means the amount of your daily rider charge could change during a Contract quarter.

EXAMPLE OF THE EFFECT OF A WITHDRAWAL ON THE RIDER CHARGE CALCULATION UNDER THE INCOME PROTECTOR

•
You purchase a Contract on January first with an initial Purchase Payment of $100,000. You select the Income Protector with single Lifetime Plus Payments at issue. The benefit is subject to a current rider charge of 2.50% of the Benefit Base. Your Benefit Base on the rider effective date is equal to the Purchase Payment received on the Issue Date ($100,000). All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.

•
On the 20th day of the first quarter you have not begun receiving Lifetime Plus Payments and you take a withdrawal of $10,100 when your Contract Value at the end of that day is $101,000. The percentage of Contract Value withdrawn is 10% ($10,100 ÷ $101,000). The withdrawal also proportionately reduces your Benefit Base as follows:  $100,000 - ($10% x $100,000) = $100,000 - $10,000 = $90,000.

•	There are 90 days in the first quarter, but we do not assess the rider charge on the rider effective date, so we will only assess a rider charge for 89 days.

We calculate the Income Protector daily rider charge each day for the first 19 days of the quarter as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefit Base on that dayx $100,000

$ 6.85

We calculate the Income Protector daily rider charge each day for the next 70 days of the quarter as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefit Base on that dayx $90,000

$ 6.16

Therefore, the total rider charge for the Income Protector for the first quarter is the sum of 89 days worth of daily rider charges, or ($6.85 x 19) + ($6.16 x 70) = $130.15 + $431.20 = $561.35. We would deduct $561.35 from your Contract Value at the end of the Business Day before the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix B

EXAMPLE OF THE EFFECT OF AN ANNUAL PAYMENT INCREASE TO LIFETIME PLUS PAYMENTS ON THE RIDER CHARGE CALCULATION UNDER THE INCOME PROTECTOR

•
You purchase a Contract on January first with an initial Purchase Payment of $100,000. You select the Income Protector with single Lifetime Plus Payments at issue. The benefit is subject to a current rider charge of 2.50% of the Benefit Base. Your Benefit Base on the rider effective date is equal to the Purchase Payment received on the Issue Date ($100,000). All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.

•	You begin taking the annual maximum Lifetime Plus Payment you are entitled to 15 days into the first quarter, and your Benefit Base on the Benefit Date is $100,000.

•
On the first Benefit Anniversary you receive an annual payment increase to your Lifetime Plus Payment because your Contract Value has increased to $102,000, and we also increase your Benefit Base to equal the $102,000 Contract Value.

•
During the first quarter of the second year, you do not take any Excess Withdrawals and as of the first Quarterly Anniversary of the second year, we have not exercised our right to change your rider charge. There are 90 days in the first quarter of the second year.

We calculate the Income Protector daily rider charge each day for the first 15 days of the first quarter of the second rider year as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefit Base on that dayx $100,000

$ 6.85

We calculate the Income Protector daily rider charge each day for the next 75 days of the first quarter of the second rider year as follows:

The daily rider charge rate = 2.50% ÷ 365 =0.006849%

Multiplied by the Benefit Base on that dayx $102,000

$ 6.99

Therefore, the total rider charge for the Income Protector for the fifth quarter is the sum of 90 days worth of daily rider charges, or ($6.85 x 15) + ($6.99 x 75) = $102.75 + $524.25 = $627.00. We would deduct $627.00 from your Contract Value at the end of the Business Day before the first Quarterly Anniversary of the second Contract Year, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix B

APPENDIX C – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:

•	You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.

•
There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 – $0 – $0 = $100,000

Multiplied by the withdrawal chargex 7.5%

$ 7,500

Therefore, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge).

Partial withdrawal under the free withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

•
You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 – $0 – $0 = $100,000

Multiplied by the withdrawal chargex 7.5%

$ 7,500

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

Partial withdrawal in excess of the free withdrawal privilege followed by a full withdrawal:

•
You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:

The amount of the withdrawal that is subject to a withdrawal charge$ 3,000

Divided by (1 minus the withdrawal charge percentage)÷ 0.915

Total amount withdrawn$ 3,279

Total withdrawal charge (amount withdrawn minus the amount requested) = $3,279 - $3,000 =$ 279

Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix C

•
Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 – $3,000 – $279 = $96,721

Multiplied by the withdrawal chargex 7.5%

$ 7,254

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A series of partial withdrawals under the free withdrawal privilege followed by a full withdrawal:

•
You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

•
In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 – $0 – $0 = $100,000

Multiplied by the withdrawal chargex 4%

$ 4,000

Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix C

APPENDIX D – THE TARGET DATE BENEFITS

There were two versions of these benefits: (i) the Target Date Retirement Benefit, which was available from March 17, 2008 through January 25, 2009; and (ii) the Target Date 10 Benefit, which was available from January 26, 2009 through March 31, 2009. Neither of these benefits are currently available for selection. Both benefits have an additional M&E charge and that charge is guaranteed for the life of the benefit. The two versions of these benefits are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and had a lower additional M&E charge as indicated in the following table.

	M&E Charge(1)
	Accumulation Phase	Annuity Phase
Additional M&E Charge for Optional Benefits(2)
Target Date 10 Benefit	0.55%	NA
Target Date Retirement Benefit	0.40%	NA

(1)
The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit’s termination, or when your Contract Value is reduced to zero.

NOTE: In your Contract, the name for your target date rider may be different than the name we use here in this prospectus. If the minimum number of Contract Years to the initial Target Value Date that is shown on your Contract schedule is ten, then you have the Target Date 10 Benefit that is discussed in this prospectus; if instead the minimum is seven years, then you have the Target Date Retirement Benefit. However, in your Contract, both of these benefits use the name “Target Date Retirement Benefit Rider.”

Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the Target Date Benefits are intended to provide a level of protection for the principal you invest and during the Accumulation Phase, to lock in any past investment gains at a future point that you select (the Target Value Date). To provide this protection, we restrict your allocations to the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options.

The Target Date Benefits guarantee that, beginning on your initial Target Value Date (and on each subsequent Contract Anniversary until the benefit terminates) your Contract Value will at least equal the Target Value. The Target Value is the highest Contract Value that occurred at issue or on any subsequent Contract Anniversary, adjusted for any subsequent additional Purchase Payments or partial withdrawals. The earliest available initial Target Value Date is ten Contract Years after you selected the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest available initial date is the Contract Anniversary before the older Owner’s 91st birthday. For example, assume you purchased a Contract with the Target Date 10 Benefit with the earliest available initial Target Value Date, make one initial payment, and take no withdrawals. Then, on the tenth Contract Anniversary the Target Date 10 Benefit guarantees that your Contract Value will be at least the initial Purchase Payment or the highest Contract Value on any Contract Anniversary up to and including the tenth Contract Anniversary.

If your Contract Value is less than this guaranteed amount on the Target Value Date and each subsequent Contract Anniversary, we will credit your Contract Value with the difference. We will allocate this amount to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit.

NOTE: You have limited protection under the Target Date Benefits unless you hold the Contract until the initial Target Value Date. In addition, the Target Date Benefits do not provide any guarantee to your Contract Value before the initial Target Value Date and do not lock in any gains that occur between anniversaries.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

NOTE: Under the Target Date Benefits, you can only make additional Purchase Payments and participate in the automatic investment plan for three years after the rider effective date. In addition, the flexible rebalancing program will not be available to you during the period that one of the Target Date Benefits is part of your Contract. However, if you remove your selected Target Date Benefit from your Contract, these restrictions will no longer apply on or after the rider termination date in all states except Massachusetts. If your Contract was issued in Massachusetts and it includes one of the Target Date Benefits, you can only make additional Purchase Payments to the Contract for the first three Contract Years even if you subsequently remove your Target Date Benefit from your Contract or if you move to another state. Contracts issued in the state of Massachusetts with one of the Target Date Benefits are issued as limited purchase payment variable deferred annuity contracts.

NOTE REGARDING PARTIAL WITHDRAWALS FOR CONTRACTS WITH A TARGET DATE BENEFIT:  You cannot take a partial withdrawal from specific Investment Options if your Contract includes a Target Date Benefit.

REMOVING A TARGET DATE BENEFIT FROM YOUR CONTRACT

You can remove your selected Target Date Benefit from your Contract at any time. However, if your Contract includes the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with the Income Protector Benefit (see section 11, Selection of Optional Benefits – Replacing the Optional Benefits). You can request the removal of a Target Date Benefit by completing the appropriate form. We must receive this form within 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after we receive your request in Good Order at our Service Center. If you remove one of the Target Date Benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

THE TARGET VALUE DATE

We may apply a credit to your Contract Value on each Target Value Date. Each Target Value Date will occur on a Contract Anniversary. You selected the initial Target Value Date when you added the benefit to your Contract. The earliest initial Target Value Date you could have selected is ten Contract Years after the rider effective date under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest initial Target Value Date you can select is the Contract Anniversary before the older Owner’s 91st birthday. If the Contract is owned by a non-individual, the latest initial Target Value Date you can select is the Contract Anniversary before the Annuitant’s 91st birthday. Additional Target Value Dates will then occur on each subsequent Contract Anniversary while your selected Target Date Benefit is in effect. If the Target Value Date does not fall on a Business Day, we will apply any associated credit to your Contract Value on the next Business Day.

On any Contract Anniversary before the older Owner’s 81st birthday, you can reset the initial Target Value Date before it occurs as long as the Contract Value is at least equal to the Target Value at the end of the previous Business Day. If the Contract is owned by a non-individual, the age restriction for resetting the initial Target Value Date is before the Annuitant’s 81st birthday. The new initial Target Value Date must be on a Contract Anniversary that is at least ten Contract Years after we process your request for the reset under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest Target Value Date is the Contract Anniversary before the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in Good Order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

Once we apply a credit to your Contract Value under one of the Target Date Benefits, the credit becomes part of your Contract Value and is available for immediate withdrawal (subject to any applicable withdrawal charge and penalty tax). Also, the credit will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. Because the credit increases your Contract Value, it will also increase the total dollar amount (but not the percentage) of the M&E charge you pay. We will apply the credit to your Contract after we do any quarterly rebalancing. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 6, Expenses – Withdrawal Charge.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if, at that time, your Contract Value has not been reduced to zero. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value increases under your selected Target Date Benefit.

CALCULATING THE TARGET VALUE

We only calculate the Target Value while your selected Target Date Benefit is in effect.

If the rider effective date was the Issue Date, the Target Value on the Issue Date was equal to the Purchase Payment received on the Issue Date. If the rider effective date occurred after the Issue Date, the Target Value on the rider effective date was equal to the Contract Value at the end of the previous Business Day.

On each Business Day, we increase the Target Value by the amount of any additional Purchase Payments received that day, and we reduce the Target Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary, we process any increase or decrease to the Target Value due to a Purchase Payment received that day or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Contract Anniversary, the Target Value is equal to the greater of its value on the immediately preceding Business Day or the Contract Value as of that Contract Anniversary.

While one of the Target Date Benefits applies to your Contract, any withdrawals taken and/or amounts applied to Partial Annuitizations may reduce the Target Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

Examples of the Target Value Calculations

This example shows how we calculate the Target Value under the Target Date 10 Benefit.

•
You purchased a Contract with an initial Purchase Payment of $100,000. You selected the Target Date 10 Benefit at issue and you also selected the earliest possible Target Value Date, which is the 10th Contract Anniversary. You make no additional Purchase Payments.

	Contract Value	Target Value
On the Issue Date	$100,000	$100,000
1st Contract Anniversary	$108,000	$108,000
2nd Contract Anniversary	$110,000	$110,000
3rd Contract Anniversary	$102,000	$110,000
4th Contract Anniversary	$104,000	$110,000
5th Contract Anniversary	$109,000	$110,000
6th Contract Anniversary	$115,000	$115,000
7th Contract Anniversary	$131,000	$131,000
8th Contract Anniversary	$121,000	$131,000
9th Contract Anniversary	$129,000	$131,000
10th Contract Anniversary	$137,000	$137,000
11th Contract Anniversary before a credit	$126,000	$137,000
11th Contract Anniversary after a credit	$137,000	$137,000

•	On the Issue Date, the Target Value was equal to the total Purchase Payment ($100,000).

•
At the first Contract Anniversary the Contract Value had increased to $108,000, which is greater than the previous Target Value ($100,000), so the Target Value was increased to equal the Contract Value. The Target Value also increased on the second Contract Anniversary because the Contract Value ($110,000) was greater than the previous Target Value ($108,000).

•
At the third Contract Anniversary, the Contract Value had decreased to $102,000, which is less than the previous Target Value ($110,000), so the Target Value was not increased. On the fourth and fifth Contract Anniversaries, the Contract Value was also less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $110,000.

•
At the sixth Contract Anniversary the Contract Value had increased to $115,000, which is greater than the previous Target Value ($110,000), so the Target Value was increased to equal the Contract Value.

•
At the seventh Contract Anniversary the Contract Value had increased to $131,000, which is greater than the previous Target Value ($115,000), so the Target Value was increased to equal the Contract Value.

•
At the eighth and ninth Contract Anniversaries, the Contract Value was less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $131,000.

•
At the tenth Contract Anniversary the Contract Value had increased to $137,000, which is greater than the previous Target Value ($131,000), so the Target Value was increased to equal the Contract Value. The tenth Contract Anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date was greater than the Target Value, there was no credit on the tenth Contract Anniversary.

•
At the eleventh Contract Anniversary, the Contract Value had decreased to $126,000, which is less than the previous Target Value ($137,000), so the Target Value was not increased. The eleventh Contract Anniversary is also the second Target Value Date. Because the Contract Value on the second Target Value Date was less than the Target Value, there was a credit of $11,000 to the Contract Value on the eleventh Contract Anniversary.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

Example of the Effect of a Partial Withdrawal on the Target Value

•
Continuing the assumptions from the previous example, except that you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.

The Target Value will be adjusted for the partial withdrawal as follows:

The previous Target Value$108,000.00

Reduced proportionately by the percentage of Contract Value

withdrawn ($9,000 / $109,000) = 0.08257 x $108,000 =- 8,917.56

The Target Value after the partial withdrawal$ 99,082.44

•	This Target Value will remain in effect until at least the next Contract Anniversary unless you take another partial withdrawal.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

NOTE REGARDING TRANSFERS FOR CONTRACTS WITH A TARGET DATE BENEFIT:  We do not count any transfers made under your Target Date Benefit’s quarterly rebalancing program against any free transfers we allow. We also waive the required minimum transfer amount for transfers made under your Target Date Benefit’s quarterly rebalancing program.

These restrictions apply only to Contracts with one of the Target Date Benefits while the benefit is part of your Contract. We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed in this section. When you selected one of these benefits you consented to allow us to rebalance your Contract Value in accordance with the procedures described here and in your Contract. We have put these restrictions in place to support the guarantees that we provide under the Target Date Benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

If your Contract includes one of the Target Date Benefits, we divide your Investment Options into the following four groups.

TABLE 1: Investment Option Groups
Group A Investment Options(1)
AZL Columbia Small Cap Value Fund AZL Franklin Small Cap Value Fund AZL Fusion Growth Fund AZL OCC Opportunity Fund AZL Schroder Emerging Markets Equity Fund AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
AZL Van Kampen Global Real Estate Fund
Davis VA Financial Portfolio
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If you added the Target Date Retirement Benefit to your Contract before January 26, 2009:  AZL Fusion Growth Fund and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL S&P 500 Index Fund
AZL International Index Fund
AZL Invesco International Equity Fund
AZL JPMorgan U.S. Equity Fund

AZL Mid Cap Index Fund
AZL MFS Investors Trust Fund
AZL OCC Growth Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen International Equity Fund
AZL Van Kampen Mid Cap Growth Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X Investment Options	Group Y Investment Options
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Van Kampen Equity and Income Fund
BlackRock Global Allocation V.I. Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Portfolio

AZL Balanced Index Strategy Fund
AZL Fusion Conservative Fund
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
Templeton Global Bond Securities Fund

We determine the composition of the Investment Option groups. We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. When an Investment Option is closed or substituted within any of the Investment Option groups, we will send written notice regarding the closing or substitution 30 days prior to the effective date of the closing or substitution.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

If your Contract includes one of the Target Date Benefits, we restrict your allocations to the Investment Option groups. The maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%

*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete Contract Years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight years from the initial Target Value Date.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

The maximum allowed allocation of Contract Value for Investment Option Group A and minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allowed allocation for the combined Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%

We automatically rebalance your Contract Value in each of the Investment Options on each Quarterly Anniversary until the rider termination date. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. The rebalancing transfers occur at the end of the Business Day immediately before the Quarterly Anniversary, so that it is in effect on the Quarterly Anniversary. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. If you allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

At the end of the Business Day before each Quarterly Anniversary, we determine the allocation of Contract Value to your selected Investment Options as follows. First, we establish the maximum allowable allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your allocation instructions for future payments adjusted downward if necessary, to match the maximum allowable group allocation. Lastly, we will rebalance the Contract Value in your selected Investment Options according to the new required group allocations.

These Investment Option allocation and transfer restrictions will terminate when your selected Target Date Benefit terminates.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

Combined Groups A, B and X.  The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary is the lesser of:  a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary; or b) the maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this appendix). Table 2 compares the length of time until the initial Target Value Date and the comparison of the current Contract Value to the current Target Value.

Groups A and Y.  We then use Table 3 (which appears earlier in this appendix) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

Combined Groups B and X.  Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next in this appendix. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.

We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. We cannot reduce the maximum percentage of Contract Value we allow in Group A by more than 10% in any one year, and we cannot reduce the maximum percentage of Contract Value we allow in the combined Groups A, B and X by more than 15% in any one year.

We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations, but if they do not comply with the current maximum allowable allocations, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed next in this appendix.

NOTE: Unless the maximum allowable allocation for the combined Groups A, B, and X changes, the maximum allowable allocation for Group A and the minimum required allocation for Group Y will not change.

DETERMINING THE REQUIRED GROUP ALLOCATION

Your selected allocations comply with the new maximum allowable and new minimum required allocations.  If your selected allocations for Group A, and the combined Groups B and X, are less than or equal to the new maximum allowable allocations for these groups, the required allocations for the Investment Option groups will be equal to your selected allocations.

Your selected allocation for Group A complies with the new maximum allowable allocation, but your selected allocation for the combined Groups B and X exceeds the new maximum allowable allocation.  If your selected allocation for Group A is less than or equal to the new maximum allowable allocation for this group, the required allocation of Contract Value for Group A will be equal to your selected allocation. If your selected allocation for the combined Groups B and X is greater than the new maximum allowable allocation for these groups, then we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation) and apply it to Group Y.

Your selected allocation for Group A exceeds the new maximum allowable allocation and there may be a change in the required allocation for the combined Groups B and X.  If your selected allocation for Group A is greater than the new maximum allowable allocation for this group, then we will decrease the required allocation for Group A to equal the new maximum allowable allocation. We will then take the excess allocation from Group A (your selected allocation minus the new maximum allowable allocation) and rebalance it as follows.

a)
If your selected allocation for the combined Groups B and X is less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your selected allocation for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to Group Y.

b)
If your selected allocation for the combined Groups B and X is greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for Groups B and X. We will then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option group.

NOTE: We will never reallocate more Contract Value to Group A than your selected allocation instructions specify. However, we may reallocate more Contract Value to the combined Groups B and X than your allocation instructions specify if we remove excess Contract Value from Group A.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

Rebalancing calculation within the Investment Option groups

Within the Investment Option groups, the rebalancing calculation formula is:

a x (b / c)

where:

a =	The required group allocation on the current Quarterly Anniversary.

b =	The required allocation for each Investment Option as of the Business Day immediately preceding the current Quarterly Anniversary.

c =	The required group allocation as of the Business Day immediately preceding the current Quarterly Anniversary.

Because the allocation to each Investment Option must be a whole percentage, we will round your required allocation to the nearest whole percentage. The current required allocations will then become your allocation instructions for future Purchase Payments.

Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option or the allocation instructions for future Purchase Payments. In order to change the current required allocation when you make a transfer, you must also change your allocation instructions for future Purchase Payments (see section 2, Purchase – Allocation of Purchase Payments). Any change you make to your allocation instructions for future Purchase Payments must comply with the current maximum allowable allocations. These allocation instructions will remain in place until the earlier of the next Quarterly Anniversary that this quarterly rebalancing changes your required allocation and allocation instructions for future payments, or the Business Day we process any new allocation instructions for future Purchase Payments.

NOTE:

•
It is possible that we may move all of your Contract Value out of one or more or your selected Investment Options due to the passage of time and/or as Contract Value as a percentage of Target Value decreases.

•
You will be notified by transaction confirmation of any change to your selected allocation in the Investment Option groups. In order to change your selected Investment Option allocation after notification, you must change your allocation instructions. Your new allocation instructions are subject to the current Investment Option allocation and transfer restrictions.

•
Unless you reset the initial Target Value Date, the maximum allowable allocation of your Contract Value to Investment Options in Group A, and the maximum allowable allocation of your Contract Value to Investment Options in the combined Groups A, B and X will never increase, regardless of Contract Value performance.

•
If you allocate less than the maximum allowable amount of Contract Value to the Investment Options in the combined Groups A, B and X, you may be subject to fewer reallocations of your Contract Value in these groups due to the passage of time and/or as the comparison of Contract Value as a percentage of Target Value decreases.

•	You can never allocate more than 30% of your Contract Value to Investment Option Group A, or more than 95% of your Contract Value to Investment Option in the combined Groups A, B and X.

•
We cannot require you to have less than 5% of your Contract Value in Investment Option Group A, nor can we require you to have less than 35% of your Contract Value in Investment Option in the combined Groups A, B and X.

•	Investment Option Group Y has no maximum limit on the percentage of Contract Value you can allocate to it.

•
The maximum allowable allocation for the Investment Option groups can decrease as the number of years until the initial Target Value Date decreases and as the comparison of Contract Value as a percentage of Target Value decreases. We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. We cannot reduce the maximum percentage of Contract Value we allow in Group A by more than 10% in any one year, and we cannot reduce the maximum percentage of Contract Value we allow in the combined Groups A, B and X by more than 15% in any one year.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

EXAMPLES OF QUARTERLY REBALANCING

This example shows how we apply quarterly rebalancing under the Target Date 10 Benefit (although the example would be the same for the Target Date Benefit). We are demonstrating significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

•
You purchased a Contract with an initial Purchase Payment of $100,000. You selected the Target Date 10 Benefit at issue and you selected the twelfth Contract Anniversary as your initial Target Value Date. Your initial Target Value is equal to your initial Purchase Payment of $100,000. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your selected allocations after the Issue Date.

•
On the Issue Date, you have twelve complete Contract Years until the initial Target Value Date, and the Contract Value is equal to the Target Value. On the Issue Date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X it is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.

	Investment Option Group	Contract Value Allocated to Each Investment Option
Investment Option 1	A	15%
Investment Option 2	A	10%
Investment Option 3	B	20%
Investment Option 4	B	15%
Investment Option 5	X	15%
Investment Option 6	Y	25%

•	During the first two Contract Years you experience the following performance.

Quarterly Anniversary	Contract Value	Target Value	Contract Value as a % of Target Value	Years until initial Target Value Date	Maximum allowed in combinedGroups A, B and X per Table 2	New maximum allowable allocation for combined Groups A, B and X	New maximum allowable allocation for Group A	Required allocation for Group A	Required allocation for combined Groups B and X	Required allocation for Group Y
Issue Date	$100,000	$100,000	100%	12	95%	95%	30%	25%	50%	25%
1st	$ 87,000	$100,000	87%	12	85%	85%	25%	25%	50%	25%
2nd	$ 93,000	$100,000	93%	12	90%	85%	25%	25%	50%	25%
3rd	$ 73,000	$100,000	73%	12	75%	80%	25%	25%	50%	25%
4th	$ 89,000	$100,000	89%	11	85%	80%	25%	25%	50%	25%
5th	$ 79,000	$100,000	79%	11	75%	75%	20%	20%	55%	25%
6th	$ 73,000	$100,000	73%	11	70%	70%	20%	20%	50%	30%

•
On the first Quarterly Anniversary, your Contract Value has declined to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

•
On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

•
On the third Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% on the Issue Date, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

•
On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first Contract Anniversary and there are now eleven complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

•
On the fifth Quarterly Anniversary, your Contract Value has declined to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we will remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your selected allocation. We will then rebalance your Contract Value within the Investment Options as follows.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

	Investment Option Group	Rebalancing Calculation [a x (b / c)]*	Allocation after the Quarterly Rebalancing
Investment Option 1	A	= 20% x (15% / 25%)	12%
Investment Option 2	A	= 20% x (10% / 25%)	8%
Investment Option 3	B	= 55% x (20% / 50%)	22%
Investment Option 4	B	= 55% x (15% / 50%)	17%
Investment Option 5	X	= 55% x (15% / 50%)	16%
Investment Option 6	Y	= 25% x (25% / 25%)	25%

*
“a” is the required group allocation on the current Quarterly Anniversary, “b” is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and “c” is the required group allocation as of the previous Quarterly Anniversary.

•
On the sixth Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your selected allocation for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your selected allocation. Instead we will remove the 5% excess allocation from Group A and apply it to Group Y. We will then rebalance your Contract Value within the Investment Options as follows.

	Investment Option Group	Rebalancing Calculation [a x (b / c)]*	Allocation after the Quarterly Rebalancing
Investment Option 1	A	= 20% x (12% / 20%)	12%
Investment Option 2	A	= 20% x (8% / 20%)	8%
Investment Option 3	B	= 50% x (22% / 55%)	20%
Investment Option 4	B	= 50% x (17% / 55%)	15%
Investment Option 5	X	= 50% x (16% / 55%)	15%
Investment Option 6	Y	= 30% x (25% / 25%)	30%

*
“a” is the required group allocation on the current Quarterly Anniversary, “b” is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and “c” is the required group allocation as of the previous Quarterly Anniversary.

TERMINATION OF A TARGET DATE BENEFIT

Your Target Date Benefit will terminate upon the earliest of the following.

•	The Business Day we process your request to remove your selected Target Date Benefit from the Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your selected Target Date Benefit will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•     Contract termination.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix D

APPENDIX E – THE LIFETIME BENEFITS

There were three Lifetime Benefits.  The Lifetime Plus Benefit was available from May 1, 2007 through January 25, 2009. The Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. The Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. None of these benefits are currently available for selection. All of these benefits have an additional M&E charge as indicated in the following table, and that charge may increase or decrease in certain situations.

	Accumulation Phase		Annuity Phase
	Current M&E Charge(1)	Maximum M&E Charge(1)	Current and Maximum M&E Charge(1)
Additional M&E Charge for Optional Benefits(2)
Lifetime Plus Benefit (available before April 1, 2009)(3)
Single Lifetime Plus Payments	0.70%	1.50%(4)	NA
Joint Lifetime Plus Payments	0.85%	1.65%(5)	NA
The following versions of these benefits were available from January 26, 2009 until March 31, 2009.
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit
Single Lifetime Plus Payments	0.95%	1.60%(4)	NA
Joint Lifetime Plus Payments	1.10%	1.75%(5)	NA
The following versions of these benefits were available before January 26, 2009.
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit
Single Lifetime Plus Payments(6)	0.80%	1.60%(4)	NA
Joint Lifetime Plus Payments(7)	0.95%	1.75%(5)	NA

(1)
The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	The additional M&E charge associated with these optional benefits will continue until the earlier of the benefit’s termination, or when your Contract Value is reduced to zero.

(3)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.

(4)
This is the maximum charge we could impose if you remove a Covered Person, upon a reset of any of the guaranteed values available under any of the Lifetime Benefits, or if you receive an automatic increase to your Lifetime Plus Payments.

(5)
This is the maximum charge we could impose upon a reset of any of the guaranteed values available under any of the Lifetime Benefits, or if you receive an automatic increase to your Lifetime Plus Payments.

(6)	On the Benefit Date the current M&E charge reduces to 0.70%, and the maximum M&E charge reduces to 1.50%.

(7)	On the Benefit Date the current M&E charge reduces to 0.85%, and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each of the Lifetime Benefits. Each of these benefits provides guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) that are available to you during the Accumulation Phase. The Lifetime Benefits were designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime payments but eliminate both your Contract Value and death benefit.

The Lifetime Plus Benefit is the simplest of these three benefits – it offered potentially lower fees than the other two benefits and the ability to begin payments before age 65. The Lifetime Plus II Benefit is very similar to the Lifetime Plus Benefit but it offered more potential to increase your initial Lifetime Plus Payment. The Lifetime Plus 10 Benefit offered the maximum potential initial payment but you must wait to begin payments until age 65. Lifetime Plus Payments are annual payments that we initially calculate using your “Benefit Base,” your “age band payment percentage,” and whether you select single or joint Lifetime Plus Payments, as described in this appendix. Under all of these benefits we will restrict the Investment Options to which you can allocate money under your Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

When you selected your benefit you had to choose either single Lifetime Plus Payments for the lifetime of the sole Covered Person, or joint Lifetime Plus Payments for the lifetime of both joint Covered Persons. For joint Lifetime Plus Payments, the joint Covered Persons must qualify as spouses under federal law.

You can begin receiving Lifetime Plus Payments at any time subject to certain restrictions. Once established, your annual maximum Lifetime Plus Payment may increase each year, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Payment increases are automatic and are based upon increases in your Contract Value subject to adjustments for Excess Withdrawals. Each of the Lifetime Benefits also include a Cumulative Withdrawal Benefit,* which allows you to control the amount of each Lifetime Plus Payment you receive subject to certain restrictions. Each Benefit Year that you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount to the Cumulative Withdrawal Value. You can take withdrawals from your Cumulative Withdrawal Value at any time. For more information regarding the Cumulative Withdrawal Benefit, please see the “Lifetime Plus Payments – The Cumulative Withdrawal Benefit” discussion later in this appendix.

*	The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

There are several important points to note about the Lifetime Benefits.

•	None of these benefits create Contract Value or guarantee the performance of any Investment Option.

•
You can remove one of the Lifetime Benefits from your Contract provided that you do so before you exercise it. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you can simultaneously replace it with the Investment Protector.

•
Contracts with one of the Lifetime Benefits are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

•
Under the Lifetime Plus Benefit and Lifetime Plus II Benefit, you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 50 or if any Covered Person is age 91 or older. Under the Lifetime Plus 10 Benefit, you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 65 or if any Covered Person is age 91 or older. If you do not begin receiving Lifetime Plus Payments during this eligibility period, your benefit will terminate and you will have incurred higher Contract charges without receiving any advantage from your selected benefit.

NOTE: Joint Lifetime Plus Payments are not available under the Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses, and joint Lifetime Plus Payments are not available under the Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

•
Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax.

•
If one Covered Person dies after joint Lifetime Plus Payments have begun, any payment received by the surviving spouse (who is also a Covered Person) after the date of death and before the survivor reaches age 59½, will be reported as a premature distribution according to the Code.

•	Once Lifetime Plus Payments begin, you cannot terminate them unless you take an Excess Withdrawal of the entire Contract Value or you request a Full Annuitization.

–
If you terminate Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments. However, the ability to terminate Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.(1)

–
If you terminate Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

•
If you take less than the annual maximum Lifetime Plus Payment(1) you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. Allocations to the Cumulative Withdrawal Value (the difference between the maximum Lifetime Plus Payment that you are entitled to and the actual Lifetime Plus Payment you received) do not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries(2) upon death. (See the “Lifetime Plus Payments – Cumulative Withdrawal Benefit” discussion later in this appendix.)

(1)	The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

(2)
However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

ASSIGNMENT OF A CONTRACT WITH ONE OF THE LIFETIME BENEFITS: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. Exceptions to the removal of a Contract assignment may be made in order to comply with applicable law.

NOTE REGARDING THE FLEXIBLE REBALANCING PROGRAM:  The flexible rebalancing program is not available to you while your selected Lifetime Benefit is in effect. However, if you remove your Lifetime Benefit from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

NOTE REGARDING PARTIAL WITHDRAWALS:  You cannot take a partial withdrawal from specific Investment Options if your Contract includes a Lifetime Benefit.

NOTE: A regulator may require us to block your Contract and thereby we may have to refuse to pay any Lifetime Plus Payments or Cumulative Withdrawals until we receive other instructions.

REMOVING ONE OF THE LIFETIME BENEFITS FROM YOUR CONTRACT

You can remove your selected Lifetime Benefit from your Contract at any time before you exercise it. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you can simultaneously replace it with the Investment Protector Benefit (see section 11, Selection of Optional Benefits – Replacing the Optional Benefits). You can request the removal of your selected Lifetime Benefit by completing the appropriate form. We must receive this form within 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove one of these benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

Although you cannot remove any of the Lifetime Benefits from your Contract after Lifetime Plus Payments begin, you can terminate your selected benefit by:

•
taking an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (however, this option is only available if your Contract Value is greater than the Cumulative Withdrawal Value*); or

•	requesting Annuity Payments under a Full Annuitization based on the greater of the entire Contract Value or Cumulative Withdrawal Value (if applicable).

*	The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

NOTE:  If you terminate your selected Lifetime Benefit by taking an Excess Withdrawal or a Full Annuitization:

•	your Lifetime Plus Payments will stop,

•	the Accumulation Phase of the Contract will end,

•	the death benefit will terminate, and

•	if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

WHO IS CONSIDERED A COVERED PERSON(S)?

For single Lifetime Plus Payments and for:

•	solely owned Contracts, the Covered Person is the Owner.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

•	jointly owned Contracts, you chose which Owner was to be the Covered Person subject to the maximum age restriction for adding one of the Lifetime Benefits to your Contract (age 80 or younger).

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

You cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person if you selected joint Lifetime Plus Payments. You can make this change only once.

Before Lifetime Plus Payments begin, you can request the removal of a joint Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. Once Lifetime Plus Payments have begun, you can request the removal of a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* (or Benefit Anniversary,* as applicable) that occurs immediately after we receive your request in Good Order at our Service Center. For Contracts issued in Nevada, if you remove a joint Covered Person from your Contract we will change your additional M&E charge to 0.70% for the Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, because we are no longer offering any of the Lifetime Benefits, if you remove a joint Covered Person from your Contract we reserve the right to declare a new additional M&E charge for your selected benefit. However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for your selected benefit with single Lifetime Plus Payments that we declared when you purchased your Contract and is set forth in the table at the beginning of this appendix. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract, but we may increase your payment as follows. We will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person’s current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the “Lifetime Plus Payments” discussion later in this appendix). If the payment based on the appropriate percentage for the remaining Covered Person’s current age and Contract Value is greater, we will increase your annual maximum Lifetime Plus Payment* to this new amount. If you chose to receive the maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you chose to receive less than the maximum payment, there will be no change to the actual Lifetime Plus Payment you receive for the coming year and we will apply the difference between your maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

*	For Contracts issued in Nevada, we will increase your annual Lifetime Plus Payment to this new amount.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

NOTE: A person will no longer qualify as a Covered Person and will be removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required above.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS:  The Covered Persons must continue to qualify as spouses under federal law until your selected Lifetime Benefit terminates. Once you declare the Covered Persons, if at any time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

NOTE FOR JOINT OWNERS THAT SELECTED SINGLE LIFETIME PLUS PAYMENTS:  If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. This means that if you selected single Lifetime Plus Payments on a jointly owned Contract, Lifetime Plus Payments could stop even if the Covered Person is still alive.

NOTE FOR CONTRACTS ISSUED TO CIVIL UNION PARTNERS IN NEW JERSEY:  In the state of New Jersey we allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently than persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments will continue and when your benefit will terminate. Specifically, with respect to federally recognized spouses, upon the death of one spouse, the surviving spouse can continue the Contract. In addition, if the spouses were joint Covered Persons and had begun receiving Lifetime Plus Payments, the payments would continue for the entire lifetime of the survivor if they elect to continue the Contract. Continuation of the Contract and Lifetime Plus Payments may not always be available to a surviving civil union partner. If Lifetime Plus Payments have begun and the Contract Value has been reduced to zero at the time of the first civil union partner’s death, and the surviving civil union partner is a Covered Person, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. If instead the Contract Value is positive at the time of the first civil union partner’s death, Lifetime Plus Payments will generally stop and the selected Lifetime Benefit will terminate with the following exception. For Contracts jointly owned by civil union partners, if within one year of the date of death of one civil union partner the surviving civil union partner who is also a Covered Person does not choose to receive payout of the death benefit or take a Full Annuitization, and the Contract Value reduces to zero before the one year anniversary, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. However, in this instance if the Contract Value is positive on the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments will stop and the selected Lifetime Benefit will terminate on that one year anniversary. For more information about how civil union partnerships affect Lifetime Plus Payments, please see your selected Lifetime Benefit rider.

IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	Partial Annuitizations are no longer available.

•	You can no longer make additional Purchase Payments to the Contract and the automatic investment plan will no longer be available to you.

•
The free withdrawal privilege will no longer be available to you. However, Lifetime Plus Payments and Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.

•
Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments are subject to a withdrawal charge and will reduce the Withdrawal Charge Basis as set out in section 6, Expenses – Withdrawal Charge.

•
Any Excess Withdrawal will reduce your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) on the next Benefit Anniversary after the withdrawal. However, if you take an Excess Withdrawal of your entire remaining Contract Value, or you take an Excess Withdrawal that reduces your Lifetime Plus Payment to below the acceptable minimum, your payments will stop and your benefit will terminate on the Business Day you take the Excess Withdrawal.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

•	The systematic withdrawal program and the dollar cost averaging program will no longer be available to you.

•	You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	The additional M&E charge for the Lifetime Plus Benefit will continue until the earlier of your benefit’s termination, or the total depletion of your Contract Value.

•
If you selected the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit before January 26, 2009, the additional M&E charge for your benefit will decrease as indicated at the beginning of this appendix, and it will continue until the earlier of your benefit’s termination, or the total depletion of your Contract Value.

•
If you selected the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit from January 26, 2009 until March 31, 2009, the additional M&E charge for your benefit will continue until the earlier of your benefit’s termination, or the total depletion of your Contract Value.

•	If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the death benefit value is greater than zero.

•
The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and Excess Withdrawal (including any withdrawal charge).

•
You can no longer manually reset the 5% Annual Increase under the Lifetime Plus Benefit and we will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit or the 10% Annual Increase under the Lifetime Plus 10 Benefit.

•
We will no longer calculate the following values and they will all cease to exist: the Quarterly Anniversary Value under any of the Lifetime Benefits; the 5% Annual Increase under the Lifetime Plus Benefit; the Highest Annual Increase under the Lifetime Plus II Benefit; and the 10% Annual Increase under the Lifetime Plus 10 Benefit. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value available under that benefit.

•
We may apply an annual payment increase to your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary after Lifetime Plus Payments have begun and before the older Covered Person’s 91st birthday. If we increase your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada), we reserve the right to change the additional M&E charge for your selected benefit and payment type (single life or joint life) as of the next fifth Benefit Anniversary, subject to the maximum additional M&E charge. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payment on that Benefit Anniversary or any of the previous four Benefit Anniversaries.

•
Once Lifetime Plus Payments begin, you cannot terminate them unless you take an Excess Withdrawal of the entire Contract Value or you request a Full Annuitization. However, terminating Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.*

*	The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

NOTE REGARDING THE DEATH BENEFITS: If you begin receiving Lifetime Plus Payments, then, on and after the Benefit Date:

•
the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge);

•
the Traditional Death Benefit value under the Traditional Death Benefit will no longer increase because you can no longer make additional Purchase Payments; and each Lifetime Plus Payment, Cumulative Withdrawal, and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and

•
the Quarterly Anniversary Value under the Quarterly Value Death Benefit (if applicable) will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal.

LIFETIME PLUS PAYMENTS

To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in Good Order at our Service Center. Under the Lifetime Plus Benefit and Lifetime Plus II Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person’s 50th birthday. Under the Lifetime Plus 10 Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person’s 65th birthday. Under all benefits, the last available Benefit Date you can select is the one that occurs before the older Covered Person’s 91st birthday. Therefore, under the Lifetime Plus Benefit or Lifetime Plus II Benefit, joint Lifetime Plus Payments will never be available if there is more than a 40-year age difference between spouses, and joint Lifetime Plus Payments will never be available under the Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person’s 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract charges without receiving any explicit advantage from selecting it.

NOTE: If you added one of the Lifetime Benefits to your Contract when the older Covered Person was age 80, then we will extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the 5% Annual Increase, Enhanced 5% Annual Increase, or 10% Annual Increase (as applicable). The Benefit Date must occur on either the 1st or the 15th of a calendar month.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual actual Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

If you exercise one of the Lifetime Benefits we will begin making Lifetime Plus Payments as of the Benefit Date. Under the Lifetime Plus Benefit or Lifetime Plus II Benefit, we base the initial payment on the Benefit Base (for more information, see “The Benefit Base” discussion later in this appendix) and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

Age band of the Covered Person (or younger of the Covered Persons for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

Under the Lifetime Plus 10 Benefit, we base the initial payment on the Benefit Base and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

Age band of the Covered Person (or younger of the Covered Persons for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%

Future Lifetime Plus Payments will only decrease if you take an Excess Withdrawal, and they may increase if there are any gains in the Contract Value or when the payment percentage increases based on the age of the Covered Person (for more information see “Automatic Annual Payment Increases to the Lifetime Plus Payments” next in this appendix). However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive an annual increase to your Lifetime Plus Payment. This risk does not apply to Contracts issued in Nevada because the Cumulative Withdrawal Benefit was not available in that state.

An Excess Withdrawal will reduce your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) proportionately by the percentage of Contract Value withdrawn on the next Benefit Anniversary after the withdrawal. Taking Excess Withdrawals may cause Lifetime Plus Payments to stop, and your benefit to terminate.

The annual maximum Lifetime Plus Payment percentage for each age band that is listed in the tables above (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada) was set on the rider effective date and will not change during the life of the benefit.

For Contracts issued in Nevada, the initial Lifetime Plus Payment must be at least $100. For all other Contracts, the initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

For Contracts issued in Nevada, if you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate. For all other Contracts, if you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero.* On and after the date that your Contract Value is reduced to zero, you will receive the maximum Lifetime Plus Payment you are entitled to at the same frequency you were receiving payments before your Contract Value was reduced to zero.

*	This restriction does not apply in Nevada.

You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.

•
For Contracts issued in Nevada, if you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. We do not consider this type of increase to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

•
For Contracts issued in all other states, if you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. However, if this increase causes your actual Lifetime Plus Payment to be greater than the maximum payment, we will deduct the extra from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

•
If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution and we will deduct this payment from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect (subject to certain restrictions set out in section 4, Investment Options – Transfers, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix).

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue as follows.

•	For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.

•	For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of the Covered Person.

•
For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue at 100% of the amount that we were paying when both Owners were alive until the death of the Covered Person.

•
For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive, or higher if applicable. However, if the surviving spouse elects to receive payout of the death benefit, then Lifetime Plus Payments will stop.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if, at that time, your Contract Value has not been reduced to zero. On the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value if it includes a Lifetime Benefit but Lifetime Plus Payments have not begun. If you have not selected an Annuity Option we will make payments under the default option described in section 3, The Annuity Phase. However, if your Contract Value is greater than zero and your Contract includes a Lifetime Benefit and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value.* In addition, if you choose to take fixed Annuity Payments under either Annuity Option 1 or 3, you will instead receive the greater of the following. However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then the fixed Annuity Payments will equal the greatest of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the greater of the Contract Value or Cumulative Withdrawal Value;* or

•	the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then the fixed Annuity Payments will equal the greatest of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the greater of the Contract Value or Cumulative Withdrawal Value;* or

•	the current annual maximum Lifetime Plus Payment available to you.

In addition, if on the maximum permitted Income Date the current annual maximum Lifetime Plus Payment is greater than the annual fixed Annuity Payment based on the Contract Value, we will send you any remaining Cumulative Withdrawal Value.*

*
The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada. Therefore, on the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value.

The Cumulative Withdrawal Benefit

The Cumulative Withdrawal Benefit was automatically part of the Lifetime Plus II Benefit and the Lifetime Plus 10 Benefit. It was also automatically part of the Lifetime Plus Benefit in all states except Nevada. There is no additional fee or charge for the Cumulative Withdrawal Benefit.

The Cumulative Withdrawal Benefit allows you to control the amount of Lifetime Plus Payment you receive before your Contract Value is reduced to zero. You can change the amount of your actual Lifetime Plus Payment for the following Benefit Year by sending us notice. However, after your Contract Value is reduced to zero you are required to take the maximum payment. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we will change your actual Lifetime Plus Payment to your requested amount on the Benefit Date or Benefit Anniversary (as applicable) and the change will remain in effect until you request another change or until your Contract Value is reduced to zero.

The Cumulative Withdrawal Value is the amount of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease due to the performance of your selected Investment Options. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract Value and in your death benefit value and does not reduce either value until it is withdrawn as a Cumulative Withdrawal. Your Contract Value will also continue to fluctuate with the performance of your selected Investment Options. The Cumulative Withdrawal Benefit is not available to your Beneficiaries* upon death. If you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. (For more information, see the “Automatic Annual Payment Increases to the Lifetime Plus Payments” discussion that appears next in this appendix.)

*
However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion of a withdrawal that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis. However, each Cumulative Withdrawal will reduce your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and it will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn.

If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal:

•	we will send you any remaining Cumulative Withdrawal Value,

•	your Cumulative Withdrawal Benefit will terminate,

•	you will receive your maximum Lifetime Plus Payment (actual Lifetime Plus Payments are not available after the Contract Value is reduced to zero) at the payment frequency you previously selected, and

•	your Lifetime Plus Payments will continue as indicated in the “Termination of a Lifetime Benefit” discussion that appears later in this appendix.

However, if your Contract Value is reduced to zero because of an Excess Withdrawal, your Cumulative Withdrawal Benefit and your selected benefit will terminate.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS

On each Benefit Anniversary after the Benefit Date, and before the older Covered Person’s 91st birthday, we may increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person as follows.

For Contracts issued in Nevada: You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual Lifetime Plus Payment will increase by 5%. On each Benefit Anniversary you may also receive an annual payment increase if the annual Lifetime Plus Payment percentage increases based on the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) and the new percentage, when applied to the Contract Value results in a higher Lifetime Plus Payment.

For Contracts issued in all other states: If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive an increase to next year’s annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual maximum Lifetime Plus Payment will increase by 5%.

In addition, you are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) multiplied by the Contract Value on the current Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

If your annual actual Lifetime Plus Payment is less than the annual maximum you are entitled to, an automatic annual increase to your annual maximum Lifetime Plus Payment may not increase the actual Lifetime Plus Payment you receive. If you request payments be made to you in a dollar amount, any automatic annual payment increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum, which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an annual actual Lifetime Plus of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.

NOTE: Automatic annual payment increases to the Lifetime Plus Payments are no longer available after the older Covered Person’s 91st birthday, and on or after the Business Day your Contract Value is reduced to zero.

For Contracts issued in Nevada: If you receive an annual payment increase to your Lifetime Plus Payment, we will not change the additional M&E charge for your selected benefit and payment type (single life or joint life).

For Contracts issued in all other states: Because we are no longer offering any of the Lifetime Benefits, if you receive an annual payment increase to your annual maximum Lifetime Plus Payment on the current Benefit Anniversary or any of the previous four Benefit Anniversaries we reserve the right to declare a new additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries). However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for your selected benefit and payment type (single life or joint life) that we declared when you purchased your Contract and is set forth in the table at the beginning of this appendix.

If you have not received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for your selected benefit.

We will make any change to the M&E charge as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for your benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for your benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive future annual payment increases to your annual maximum Lifetime Plus Payment, but you will keep the most recent annual payment increase. Also, your annual maximum Lifetime Plus Payment will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until your benefit terminates, unless you take an Excess Withdrawal. If you do not notify us of your intention to decline the increase to the additional M&E charge for your benefit during the 30-day notice period, we will assume you accept the increase and we will make the change. If you accept an increase to the additional M&E charge associated with your benefit, then you continue to be eligible to receive future annual payment increases.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

Example of the Annual Payment Increase

•
You selected the Lifetime Plus II Benefit with single Lifetime Plus Payments when you were age 57 and your Contract Value was $100,000. You are the only Owner and are also the sole Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your Benefit Base is $105,000. You select annual Lifetime Plus Payments. You choose to receive the annual maximum Lifetime Plus Payment as your actual payment and, therefore, there are no allocations to the Cumulative Withdrawal Benefit. Your initial annual Lifetime Plus Payment is $4,200 ($105,000 x 4%).

	Age	Contract Value	Annual Payment Percentage	Annual Maximum/Actual Lifetime Plus Payment
Benefit Date	57	$100,000	4%	$4,200
First Benefit Anniversary	58	$102,000	4%	$4,284
Second Benefit Anniversary	59	$ 98,000	4%	$4,284
Third Benefit Anniversary	60	$100,000	5%	$5,000

•
On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 – $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,200 x 1.02 = $4,284).

•
On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (4% x $98,000 = $3,920) does not result in a higher payment, so we do not increase your maximum Lifetime Plus Payment at this time.

•
On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 – $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,284 x 1.02 = $4,370). However, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $100,000 = $5,000) to the current payment (which has been increased to $4,370 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the annual maximum Lifetime Plus Payment to $5,000.

Example of the Effect of the Cumulative Withdrawal Benefit

•
Continuing the example above, assume that instead of taking the annual maximum Lifetime Plus Payment as your annual actual payment, you take an annual actual Lifetime Plus Payment of $3,000 during each of the first three Benefit Years, and then you take the entire annual maximum Lifetime Plus Payment as your annual actual payment during the fourth and fifth Benefit Years.

	Age	Contract Value	Annual Payment Percentage	Annual Maximum Lifetime Plus Payment	Annual Actual Lifetime Plus Payment	Cumulative Withdrawal Value
Benefit Date	57	$100,000	4%	$4,200	$3,000	$1,200
First Benefit Anniversary	58	$103,000	4%	$4,200	$3,000	$2,400
Second Benefit Anniversary	59	$106,000	4%	$4,240	$3,000	$3,640
Third Benefit Anniversary	60	$ 99,000	5%	$4,950	$4,950	$3,640
Fourth Benefit Anniversary	61	$102,000	5%	$5,100	$5,100	$3,640

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

•
On the Benefit Date we pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($4,200 – $3,000 = $1,200).

•
On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of this increase is ($103,000 – $100,000) / $100,000 = 3%. However, because your actual Lifetime Plus Payment was less than the maximum payment during the last Benefit Year, we do not apply this increase to your maximum Lifetime Plus Payment. Also, your current annual payment percentage applied to your current Contract Value (4% x $103,000 = $4,120) does not result in a higher payment than your current maximum Lifetime Plus Payment, so we do not increase your maximum payment at this time. We pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,200 – $3,000 = $1,200) to your Cumulative Withdrawal Value, which increases that amount to $2,400.

•
On the second Benefit Anniversary the current Contract Value is greater than the Contract Value on the first Benefit Anniversary, but because you took less than the maximum Lifetime Plus Payment during the last Benefit Year we do not apply this increase to your annual maximum payment. However, your current annual payment percentage applied to your current Contract Value (4% x $106,000 = $4,240) does result in a higher payment, so we increase your maximum Lifetime Plus Payment to this higher amount. Because you are taking less than the annual maximum payment you are entitled to, your actual Lifetime Plus Payment ($3,000) will not change. We will then apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,240 – $3,000 = $1,240) to your Cumulative Withdrawal Value, which increases that amount to $3,640.

•
On the third Benefit Anniversary, although your actual Lifetime Plus Payment was less than the maximum Lifetime Plus Payment during the last Benefit Year, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $99,000 = $4,950), to the current maximum payment ($4,240), and we increase your annual maximum Lifetime Plus Payment to this higher amount. Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $4,950. However, because you are taking your maximum Lifetime Plus Payment as your actual payment, your Cumulative Withdrawal Value will not increase.

•
On the fourth Benefit Anniversary the current Contract Value is greater than the Contract Value on the third Benefit Anniversary. The percentage of the increase is ($102,000 – $99,000) / $99,000 = 3.03%. Because you took your maximum Lifetime Plus Payment as your actual payment last year we apply a 3.03% increase to your annual maximum Lifetime Plus Payment ($4,950 x 1.0303 = $5,100). Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $5,100, but your Cumulative Withdrawal Value will not increase.

•
You can take payments from your Cumulative Withdrawal Value at any time while the Cumulative Withdrawal Benefit is in effect. If your Contract Value is reduced to zero while you are taking Lifetime Plus Payments for any reason other than an Excess Withdrawal, we will send you a Cumulative Withdrawal of your entire Cumulative Withdrawal Value and your Lifetime Plus Payments will continue as described in the discussion “Termination of a Lifetime Benefit” later in this appendix. Cumulative Withdrawals do not reduce your Lifetime Plus Payments. Your Cumulative Withdrawal Value also does not earn interest and does not increase or decrease with the performance of your selected Investment Options The Cumulative Withdrawal Value is also not available to your Beneficiaries* upon death.

*
However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

Example of the Effect of an Excess Withdrawal on the Lifetime Plus Payment

	Contract Value	Annual Payment Percentage	Annual Maximum/Actual Lifetime Plus Payment	Cumulative Withdrawal Value
Third Benefit Anniversary	$ 99,000	5%	$4,950	$3,640
Fourth Benefit Anniversary	$ 91,000	5%	$4,669.86	$0

•
Continuing the previous example, assume that during the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000. First we withdraw your entire Cumulative Withdrawal Value and send you a Cumulative Withdrawal of $3,640. The Cumulative Withdrawal reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the payment is $98,000 – $3,640 = $94,360.

•
The remainder of the withdrawal ($8,820 – $3,640 = $5,180) is an Excess Withdrawal. We do not reduce the Excess Withdrawal for the free withdrawal privilege because this privilege is not available once Lifetime Plus Payments have begun. The Excess Withdrawal is a partial withdrawal and is subject to a 3% withdrawal charge, which we calculate as $5,180 / (1 – 0.03) = $5,180 / 0.97 = $5,340.21. The Excess Withdrawal and the withdrawal charge also reduce the Contract Value on a dollar for dollar basis ($94,360 – $5,340.21 = $89,019.79). As a percentage of Contract Value, the Excess Withdrawal (including the withdrawal charge) represents 5.66% of Contract Value ($5,340.21 / $94,360 = 5.66%).

•
On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 5.66% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $4,950 – (5.66% x $4,950) = $4,950 – $280.17 = $4,669.83. Because your actual payment is equal to the maximum Lifetime Plus Payment for the fifth year, your actual Lifetime Plus Payment also reduces to $4,669.86 and your Cumulative Withdrawal Value will remain at zero.

THE BENEFIT BASE

We base the initial annual maximum Lifetime Plus Payment (or initial Lifetime Plus Payment for Contracts issued in Nevada) on the Benefit Base and the age band payment percentage of the Covered Person(s). You can access the Benefit Base only by taking Lifetime Plus Payments.

On the date you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:

•	the Contract Value,

•	the Quarterly Anniversary Value,

•	for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),

•	for the Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or

•	for the Lifetime Plus 10 Benefit, the 10% Annual Increase.

NOTE:  The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial Lifetime Plus Payment for Contracts issued in Nevada) you will receive.

Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person’s 91st birthday).

NOTE:  Under the Lifetime Benefits we will no longer calculate the following values beginning on the earlier of the older Covered Person’s 91st birthday or the Benefit Date:  the Quarterly Anniversary Value, the 5% Annual Increase, the Highest Annual Increase, the Enhanced 5% Annual Increase, the Enhanced 10-Year Value, or the 10% Annual Increase. If you have not begun receiving Lifetime Plus Payments as of the older Covered Person’s 91st birthday, these values will cease to exist and your benefit will no longer be available to you. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value under that benefit.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

NOTE FOR CONTRACTS WITH THE BONUS OPTION: Bonus amounts are not included in the portions of the Quarterly Anniversary Value, 5% Annual Increase, Highest Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value, or the 10% Annual Increase that are based on Contract Value until they are vested. You also will not receive the amount of the bonus credited in the portions of these values that are based on Purchase Payments.

THE QUARTERLY ANNIVERSARY VALUE

We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person’s 91st birthday or the Benefit Date on which Lifetime Plus Payments begin. We no longer calculate the Quarterly Anniversary Value beginning on the earlier of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person’s 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and Lifetime Plus Payments will no longer be available to you.

If the rider effective date was the Issue Date, the Quarterly Anniversary Value on the Issue Date was equal to the Purchase Payment received on the Issue Date. If the rider effective date occurred after the Issue Date, the Quarterly Anniversary Value on the rider effective date was equal to the Contract Value on that date.

On each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary, we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day after we do the following calculation. On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Any withdrawals taken before the Benefit Date and/or amounts applied to Partial Annuitizations may reduce the Quarterly Anniversary Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT

We only calculate the 5% Annual Increase before the older Covered Person’s 91st birthday and before the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate the 5% Annual Increase beginning on the earlier of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not exercised the Lifetime Plus Benefit before the older Covered Person’s 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you selected the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date was the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:

b + [1.05 x (a – b)]

where:

a =	The 5% Annual Increase as of the immediately preceding Business Day.

b =
Purchase Payments* received during the last Contract Year. However, if you selected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following.

d + [1.05 x (c – d + (0.05 x e))]

where:

c =	The 5% Annual Increase as of the immediately preceding Business Day.

d =	Purchase Payments* received during the last Contract Year.

e =
Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and the 5% Annual Increase will never exceed the Enhanced 10-Year Value.

To receive the maximum benefit from the 5% Annual Increase, you must wait at least until the 11th Contract Anniversary that occurs after the date we receive your last Purchase Payment, or at least until the 11th Contract Anniversary after any reset anniversary.

If you added the Lifetime Plus Benefit to your Contract when the older Covered Person was age 80:

•	any Purchase Payments received more than 91 days after the rider effective date will not be doubled as guaranteed by the 5% Annual Increase before the Lifetime Plus Benefit will terminate, and

•	if you want to receive the maximum benefit from the 5% Annual Increase, you will have less than one year to begin Lifetime Plus Payments.

MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT

Before the older Covered Person’s 81st birthday and before you exercise the Lifetime Plus Benefit, you can reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary, we will exclude Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in Good Order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

For Contracts issued in Nevada, if you reset the 5% Annual Increase we will not change your additional M&E charge for the Lifetime Plus Benefit. For Contracts issued in all other states, because we are no longer offering the Lifetime Plus Benefit, if you reset the 5% Annual Increase we reserve the right to declare a new additional M&E charge for the Lifetime Plus Benefit. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE: You cannot request a reset:

•	on or after the older Covered Person’s 81st birthday,

•	on or after the Benefit Date that you exercise the Lifetime Plus Benefit,

•	on or after the Income Date that you take a Full Annuitization, or

•
if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.

CALCULATING THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT

We only calculate the Enhanced 10-Year Value before the older Covered Person’s 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. We no longer calculate the Enhanced 10-Year Value beginning on the earlier of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not exercised the Lifetime Plus Benefit before the older Covered Person’s 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you selected the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date was two times the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you selected the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following.

•	The Enhanced 10-Year Value as of the immediately preceding Business Day.

•	Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

•	Plus any additional Purchase Payments received on the first Contract Anniversary.

•	Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

On the second                                 through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following.

•	The Enhanced 10-Year Value as of the immediately preceding Business Day.

•
Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

•	Plus any additional Purchase Payments received on the current Contract Anniversary.

•	Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

Any withdrawals taken before you exercise the Lifetime Plus Benefit and/or amounts applied to Partial Annuitizations may reduce the 5% Annual Increase and the Enhanced 10-Year Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION UNDER THE LIFETIME PLUS BENEFIT

•
You purchased a Contract with the Lifetime Plus Benefit. You made an initial Purchase Payment of $50,000 on the Issue Date. You made a second Purchase Payment of $50,000 during the third month of the Contract, and you made a third Purchase Payment of $50,000 during the second Contract Year.

	5% Annual Increase	Enhanced 10-Year Value	5% Annual Increase used to determine the Benefit Base
Issue Date	$ 50,000	$100,000*	$ 50,000
The Business Day we receive the second Purchase Payment in the third month	$100,000*	$150,000	$100,000
First Contract Anniversary	$105,000	$200,000	$105,000
The Business Day we receive the third Purchase Payment in the second Contract Year	$155,000	$250,000	$155,000
Second Contract Anniversary	$160,250	$250,000	$160,250
Third Contract Anniversary	$170,888	$250,000	$170,888
Fourth Contract Anniversary	$179,432	$250,000	$179,432
Fifth Contract Anniversary	$188,403	$250,000	$188,403
Sixth Contract Anniversary	$197,824	$250,000	$197,824
Seventh Contract Anniversary	$207,715	$250,000	$207,715
Eighth Contract Anniversary	$218,101	$250,000	$218,101
Ninth Contract Anniversary	$229,006	$250,000	$229,006
Tenth Contract Anniversary	$240,456	$250,000	$250,000
11th Contract Anniversary		$250,000	$250,000
12th Contract Anniversary		$300,000	$300,000

*	This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the 10th anniversary for purposes of the Enhanced 10-Year Value.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

•
On the Issue Date, the 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).

•
During the third month, on the Business Day we receive the second Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 = $150,000).

•
On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment  ($150,000 + $50,000 = $200,000).

•
During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 + $50,000 = $250,000).

•
On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. However, since we have not had the third Purchase Payment for an entire Contract Year, we do not apply the 5% compounding to the third Purchase Payment ((1.05 x ($155,000 – $50,000)) + $50,000 = $160,250). In addition, we will not double the third Purchase Payment under the Enhanced 10-Year Value until we have had it for ten complete Contract Years, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

•
On the third Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Because we have had the third Purchase Payment for one complete Contract Year we now apply 5% compounding to the payment for both the third Contract Anniversary and the second Contract Anniversary (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.

•
On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten complete Contract Years since we received the third Purchase Payment. On each of these Contract Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.

•	On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).

•
On the 12th Contract Anniversary we have now had the third Purchase Payment for ten complete Contract Years, so we add the third payment to the Enhanced 10-Year Value again, thereby doubling that payment ($250,000 + $50,000 = $300,000).

CALCULATING THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT

We only calculate the Enhanced 5% Annual Increases during the Accumulation Phase and before the older Covered Person’s 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate the Enhanced 5% Annual Increases beginning on the earlier of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person’s 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you selected the Lifetime Plus II Benefit at issue, the Enhanced 5% Annual Increase established on the Issue Date was the Purchase Payment received on the Issue Date. If you selected the Lifetime Plus II Benefit after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

On each Contract Anniversary on or before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or the first Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:

b + [ 1.05 x (a – b) ]

where:

a =	the Enhanced 5% Annual Increase as of the immediately preceding Business Day, and

b =
Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then (b) does not include any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On the second through ninth Contract Anniversaries (or on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.

d + [ 1.05 x (c – d + (0.05 x e)) ]

where:

c =	the Enhanced 5% Annual Increase as of the immediately preceding Business Day,

d =	Purchase Payments* received during the last Contract Year, and

e =
Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus II Benefit at issue and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then on the second Contract Anniversary (e) does not include any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date was the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurred after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

Each Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value that was established on the same date.

To receive the maximum benefit from the Enhanced 5% Annual Increase, you must wait at least until the 11th Contract Anniversary that occurs after the date we receive your last Purchase Payment, or at least until the 10th Contract Anniversary after any reset anniversary before exercising the Lifetime Plus II Benefit.

If you added the Lifetime Plus II Benefit to your Contract when the older Covered Person was age 80:

•
any Purchase Payments received more than 91 days after the rider effective date will not be doubled as guaranteed by the Enhanced 5% Annual Increase before the Lifetime Plus II Benefit will terminate, and

•	if you want to receive the maximum benefit from the Enhanced 5% Annual Increase, you will have less than one year to begin Lifetime Plus Payments.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT

On each Contract Anniversary before the older Covered Person’s 91st birthday and before the Benefit Date that you exercise the Lifetime Plus II Benefit, or the date you take a Full Annuitization, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary. An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.

If we reset the Enhanced 5% Annual Increase, we may change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life). Because we are no longer offering the Lifetime Plus II Benefit, we reserve the right to declare a new additional M&E charge for this benefit. However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for the Lifetime Plus II Benefit and your selected payment type (single life or joint life) that we declared when you purchased your Contract and is set forth in the table at the beginning of this appendix. During the period that we calculate the Enhanced 5% Annual Increase, we will not change the additional M&E charge for your benefit if you have not received a reset to the Enhanced 5% Annual Increase.

We will make any change as of the 60th day after the reset anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus II Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets and we will not establish any Enhanced 5% Annual Increases or Enhanced 10-Year Values on future Contract Anniversaries, but you will keep the most recent reset and the most recent Enhanced 5% Annual Increase and Enhanced 10-Year Value. If you do not notify us of your intention to decline the increase to the additional M&E charge for the Lifetime Plus II Benefit during the 30-day notice period, we will assume you have accepted the increase and we will make the change. If you accept an increase to the additional M&E charge associated with the Lifetime Plus II Benefit, then you continue to be eligible to receive future resets.

NOTE: You must specifically “opt out” of future automatic resets of the Enhanced 5% Annual Increase at a higher additional M&E charge otherwise we will assess the higher additional M&E charge.

CALCULATING THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS II BENEFIT

We only calculate each Enhanced 10-Year Value during the Accumulation Phase and before the older Covered Person’s 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate the Enhanced 10-Year Value beginning on the earliest of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person’s 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

If you selected the Lifetime Plus II Benefit at issue, the Enhanced 10-Year Value established on the Issue Date was twice the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus II Benefit after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus II Benefit at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.

•	Its value as of the immediately preceding Business Day.

•	Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

•	Plus any additional Purchase Payments received on the first Contract Anniversary.

•	Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On the second                                 through tenth Contract Anniversaries (or on the first through tenth Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or on the eleventh and later Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.

•	Its value as of the immediately preceding Business Day.

•
Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus II Benefit at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

•	Plus any additional Purchase Payments received on the current Contract Anniversary.

•	Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

Any withdrawals taken before the Benefit Date and/or amounts applied to Partial Annuitizations may reduce each Enhanced 5% Annual Increase and each Enhanced 10-Year Value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT

The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT

You purchased a Contract with the Lifetime Plus II Benefit. You made an initial Purchase Payment of $50,000 on the Issue Date. You made a second Purchase Payment of $50,000 during the third month of the Contract, and you made a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

	Initial Enhanced 5% Annual Increase	Initial Enhanced 10-Year Value	First Reset of the Enhanced 5% Annual Increase	First Reset of the Enhanced 10-Year Value	Second Reset of the Enhanced 5% Annual Increase	Second Reset of the Enhanced 10-Year Value	Highest Annual Increase
Issue Date	$ 50,000	$100,000*					$ 50,000
Immediately after Purchase Payment in third month	$100,000*	$150,000					$100,000
First Contract Anniversary	$105,000	$200,000	$104,000	$208,000			$105,000
Immediately after Purchase Payment in second Contract Year	$155,000	$250,000	$154,000	$258,000			$155,000
Contract Anniversary 2	$160,250	$250,000	$159,200	$258,000	$162,000	$324,000	$162,000
Contract Anniversary 3	$170,888	$250,000	$169,785	$258,000	$172,725	$324,000	$172,725
Contract Anniversary 4	$179,432	$250,000	$178,274	$258,000	$181,361	$324,000	$181,361
Contract Anniversary 5	$188,403	$250,000	$187,188	$258,000	$190,429	$324,000	$190,429
Contract Anniversary 6	$197,824	$250,000	$196,547	$258,000	$199,951	$324,000	$199,951
Contract Anniversary 7	$207,715	$250,000	$206,375	$258,000	$209,948	$324,000	$209,948
Contract Anniversary 8	$218,101	$250,000	$216,693	$258,000	$220,446	$324,000	$220,446
Contract Anniversary 9	$229,006	$250,000	$227,528	$258,000	$231,468	$324,000	$231,468
Contract Anniversary 10	$250,000	$250,000	$238,905	$258,000	$243,041	$324,000	$250,000
Contract Anniversary 11	$250,000	$250,000	$258,000	$258,000	$255,193	$324,000	$258,000
Contract Anniversary 12	$300,000	$300,000	$308,000	$308,000	$324,000	$324,000	$324,000

*	This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the tenth Contract Anniversary for purposes of the Enhanced 10-Year Value.

•
On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).

•
During the third month, on the Business Day we receive the additional Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).

•
On the first Contract Anniversary, we compound the initial Enhanced 5% Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).

•
On each Contract Anniversary, we will automatically generate a new “reset” Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.

•
On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).

•
The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the Benefit Base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how the Lifetime Plus II Benefit preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the Benefit Base.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

•
During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).

•
On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).

•
On the second Contract Anniversary, the initial Enhanced 5% Annual Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.

•
On the third Contract Anniversary, the initial Enhanced 5% Annual Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 (1.05 x ($162,250 + (0.05 x $50,000))). We calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.

•
Starting with the fourth Contract Anniversary, because there are no additional Purchase Payments, we compound the full value of each Enhanced 5% Annual Increase by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable, after which the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

•
The initial Enhanced 10-Year Value and the first reset of the Enhanced 10-Year Value do not double the third Purchase Payment until the tenth Contract Anniversary after we receive the payment. In this example, the third Purchase Payment of $50,000 is added to these two values during the second Contract Year. These Enhanced 10-Year Values then remain unchanged from that point until the twelfth Contract Anniversary (which is the tenth Contract Anniversary after we received the third Purchase Payment) when we then double that Purchase Payment.

CALCULATING THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT

We only calculate the 10% Annual Increase during the Accumulation Phase and before the older Covered Person’s 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. We no longer calculate the 10% Annual Increase beginning on the earlier of the older Covered Person’s 91st birthday, the Benefit Date, or the date you take a Full Annuitization. If you have not begun receiving Lifetime Plus Payments before the older Covered Person’s 91st birthday or before the date you take a Full Annuitization, the 10% Annual Increase will cease to exist and Lifetime Plus Payments will no longer be available to you.

On each Quarterly Anniversary during the period that we calculate the 10% Annual Increase, subject to a 20 year maximum, we will apply a 2.5% simple interest increase to the Purchase Payments (or the Contract Value on the rider effective date, if applicable) on each Quarterly Anniversary. In addition, during the period that we calculate the 10% Annual Increase we also automatically reset the 10% Annual Increase to equal the Contract Value if the Contract Value is greater than the 10% Annual Increase on the Quarterly Anniversary. Resets will occur during the entire period that we calculate the 10% Annual Increase and are not subject to the 20 year maximum associated with the simple interest increase. An automatic reset of the 10% Annual Increase may result in a higher M&E charge as described later in this appendix.

If you selected the Lifetime Plus 10 Benefit at issue, both the 10% Annual Increase and the Increase Base on the Issue Date were equal to the Purchase Payment received on the Issue Date. If you selected the Lifetime Plus 10 Benefit after issue, both the 10% Annual Increase and the Increase Base on the rider effective date were equal to the Contract Value as of the rider effective date.

On each Business Day, we increase both the 10% Annual Increase and the Increase Base by the amount of any additional Purchase Payments received that day, and we reduce both the 10% Annual Increase and the Increase Base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

On each Quarterly Anniversary on or before the 20th Contract Anniversary (or, if applicable, on each Quarterly Anniversary that occurs on or before the 20th anniversary of the rider effective date), the 10% Annual Increase is equal to the following:

a + 0.025 (b – c)

Where:

a =	The 10% Annual Increase as of the immediately preceding Business Day;

b =	The Increase Base as of the immediately preceding Business Day; and

c =
Purchase Payments* received on or after the previous Quarterly Anniversary. However, if you selected the Lifetime Plus 10 Benefit at issue then we exclude any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

We then compare the 10% Annual Increase to the current Contract Value as of the Quarterly Anniversary. If the Contract Value is greater than the 10% Annual Increase, we will reset both the 10% Annual Increase and the Increase Base to equal the Contract Value. These Quarterly Anniversary resets will continue during the entire period that we calculate the 10% Annual Increase and are not subject to the 20 year maximum associated with the simple interest increase.

If we reset the 10% Annual Increase at any time during the Contract Year, we may change the additional M&E charge for the Lifetime Plus 10 Benefit on the next Contract Anniversary.

Because we are no longer offering the Lifetime Plus 10 Benefit, we will we reserve the right to declare a new additional M&E charge for this. However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for the Lifetime Plus 10 Benefit and your selected payment type (single life or joint life) that we declared when you purchased your Contract and is set forth in the table at the beginning of this appendix.

During the period that we calculate the 10% Annual Increase, we will not change the additional M&E charge for the Lifetime Plus 10 Benefit on a Contract Anniversary if you have not received a reset during the previous Contract Year. We will make any change to the additional M&E charge for the Lifetime Plus 10 Benefit as of the 60th day after the Contract Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the Lifetime Plus 10 Benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus 10 Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets to the 10% Annual Increase, but you will keep all previous resets. If you do not notify us of your intention to decline the increase to the additional M&E charge for the Lifetime Plus 10 Benefit during the 30-day notice period, we will assume you have accepted the increase and we will make the change. If you accept an increase to the additional M&E charge associated with the Lifetime Plus 10 Benefit, then you continue to be eligible to receive future resets.

NOTE:  You must specifically “opt out” of future automatic resets of the 10% Annual Increase at a higher additional M&E charge otherwise we will assess the higher additional M&E charge.

EXAMPLE OF THE 10% ANNUAL INCREASE CALCULATION UNDER THE LIFETIME PLUS 10 BENEFIT

You purchased a Contract with the Lifetime Plus 10 Benefit. You made an initial Purchase Payment of $100,000 on the Issue Date. You made a second Purchase Payment of $10,000 during the third quarter of the first Contract Year.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

Quarterly Anniversary	Contract Value	Increase Base	2.5% Quarterly Increase	10% Annual Increase
Issue Date	$100,000	$100,000		$100,000
1st Quarterly Anniversary	$ 98,327	$100,000	$2,500	$102,500
2nd Quarterly Anniversary	$102,864	$100,000	$2,500	$105,000
During the 3rd Quarter		$110,000		$115,000
3rd Quarterly Anniversary	$113,732	$110,000	$2,500	$117,500
4th Quarterly Anniversary/ 1st Contract Anniversary	$115,362	$110,000	$2,750	$120,250
5th Quarterly Anniversary	$127,451	$127,451		$127,451
6th Quarterly Anniversary	$ 92,983	$127,451	$3,186	$130,637

•	On the Issue Date, both the 10% Annual Increase and the Increase Base are equal to the Purchase Payment received on the Issue Date ($100,000).

•
On the first Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is:  (2.5% x $100,000) + $100,000 = $2,500 + $100,000 = $102,500. The Contract Value on this anniversary is $98,327, which is less than the 10% Annual Increase so there is no reset.

•
On the second Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is:  (2.5% x $100,000) + $102,500 = $2,500 + $102,500= $105,000. The Contract Value on this anniversary is $102,864, which is less than the 10% Annual Increase so there is no reset.

•
During the third quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the Increase Base ($100,000 + $10,000 = $110,000) and the 10% Annual Increase ($105,000 + $10,000 = $115,000).

•
On the third Quarterly Anniversary we apply the quarterly increase to the Increase Base. The quarterly increase is the Increase Base minus the Purchase Payment we received during the last quarter multiplied by 2.5%, or 2.5% x ($110,000 – $10,000) = $2,500. We then add the quarterly increase to the 10% Annual Increase, which is: $2,500 + $115,000 = $117,500. The Contract Value on this anniversary is $113,732, which is less than the 10% Annual Increase so there is no reset.

•
On the fourth Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is:  (2.5% x $110,000) + $117,500 = $2,750 + $117,500= $120,250. The Contract Value on this anniversary is $115,362, which is less than the 10% Annual Increase so there is no reset.

•
On the fifth Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is:  (2.5% x $110,000) + $120,250 = $2,750 + $120,250= $123,000. However, the Contract Value on this anniversary is $127,451, which is greater than the 10% Annual Increase, so we reset both the 10% Annual Increase and the Increase Base to equal the Contract Value of $127,451.

•
On the sixth Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is:  (2.5% x $127,451) + $127,451 = $3,186 + $127,451 = $130,637. The Contract Value on this anniversary is $92,983, which is less than the 10% Annual Increase so there is no reset.

•
Assuming there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 20th Contract Anniversary (which is the 80th Quarterly Anniversary) the 10% Annual Increase would receive an additional 74 quarterly increases of $3,186 each. On the 20th Contract Anniversary the 10% Annual Increase would receive its last quarterly increase, and would be $366,401.

•
On each subsequent Quarterly Anniversary the 10% Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the 10% Annual Increase, but the 10% Annual Increase receives no more 2.5% quarterly increases.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

NOTE REGARDING TRANSFERS FOR CONTRACTS WITH A LIFETIME BENEFIT: We do not count any transfers made under the quarterly rebalancing program for the Lifetime Benefits against any free transfers we allow. We also waive the required minimum transfer amount for transfer made under the quarterly rebalancing program for one of the Lifetime Benefits.

These restrictions apply only to Contracts with one of the Lifetime Benefits while the benefit is in effect. Your Investment Option allocation instructions must always comply with these restrictions. When you selected one of these benefits, you consented to have us rebalance your Contract Value in accordance with the procedures

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

described here and in your Contract. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

If you selected the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit from January 26, 2009 until March 31, 2009: We require that you have 100% of your total Contract Value in the Group C Investment Options, and we do not permit you to have any of your Contract Value in the Group A or Group B Investment Options.

If you selected one of the Lifetime Benefits before January 26, 2009:  We restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows. We will only allow you to make allocations and transfers to and from the Group A and Group B Investment Options as long as you do not exceed these limitations.

•	You cannot have more than 25% of your total Contract Value in the Group A Investment Options.

•	You cannot have more than 70% of your total Contract Value in both Group A and Group B Investment Options.

•	We do not limit the amount of Contract Value that you can have in the Group C Investment Options.

Group A Investment Options(1)
AZL Columbia Small Cap Value Fund AZL Franklin Small Cap Value Fund AZL Fusion Growth Fund AZL OCC Opportunity Fund AZL Schroder Emerging Markets Equity Fund AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
AZL Van Kampen Global Real Estate Fund
Davis VA Financial Portfolio
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)For any Lifetime Benefit added to your Contract before January 26, 2009, the following funds are included in the Group C Investment Options and are not included in the Group A Investment Options: AZL Fusion Growth Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco International Equity Fund
AZL JPMorgan U.S. Equity Fund
AZL Mid Cap Index Fund
AZL MFS Investors Trust Fund

AZL OCC Growth Fund
AZL S&P 500 Index Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen International Equity Fund
AZL Van Kampen Mid Cap Growth Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Investment Option Group C
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Money Market Fund
AZL Van Kampen Equity and Income Fund

BlackRock Global Allocation V.I. Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
Templeton Global Bond Securities Fund

These Investment Option allocation and transfer restrictions will terminate when your benefit terminates.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. The rebalancing occurs at the end of the Business Day immediately before the Quarterly Anniversary, so that it is in effect on the Quarterly Anniversary. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. Transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions for future Purchase Payments. Any requested change to your allocation instructions must comply with the restrictions for your selected benefit or we will reject your change.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

NOTE REGARDING THE MINIMUM TRANSFER AMOUNT:  We waive the $1,000 minimum transfer amount for transfers made under the allocation and transfer restrictions for the Lifetime Benefits.

TAXATION OF LIFETIME PLUS PAYMENTS

Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59½, Lifetime Plus Payments may be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.

TERMINATION OF A LIFETIME BENEFIT

Before the Benefit Date, your benefit will terminate upon the earliest of the following.

•	The Business Day we process your request to remove your selected Lifetime Plus Benefit from the Contract (the rider termination date).

•	The date of death of all Covered Persons.

•	The older Covered Person’s 91st birthday.

•
The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.

•	The Business Day we process your request for a full withdrawal.

•	Contract termination.

On and after the Benefit Date that you begin receiving Lifetime Plus Payments, your benefit will terminate upon the earliest of the following.

•
The Business Day you take an Excess Withdrawal of the entire Contract Value. (For Contracts issued in Nevada, if you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value. For Contracts issued in all other states, if you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value.)

•	The Business Day before the Income Date that you take a Full Annuitization.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

•	For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

•	For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.

•
For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit will terminate on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of both Covered Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive payout of the death benefit instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	Contract termination.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix E

APPENDIX F – THE ORIGINAL QUARTERLY VALUE DEATH BENEFIT

The original Quarterly Value Death Benefit was available from May 1, 2007 through April 30, 2010. The only difference between this benefit and the currently available benefit that is discussed in section 11.c, Other Optional Benefits is that the currently available benefit requires selection of either the Investment Protector or Income Protector.

APPENDIX G – PREVIOUS VERSIONS OF THE INVESTMENT PROTECTOR AND INCOME PROTECTOR

INVESTMENT PROTECTOR

The Investment Protector (08.09) was available from July 22, 2009 through April 30, 2010. If your Contract includes the Investment Protector (08.09), your current rider charge is 0.80% of the Target Value and the Guarantee Percentage we use to calculate the Target Value is 95%. The Investment Option Groups are the same as what is available under the current Investment Protector and are set out in section 11.a, The Investment Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing.

INCOME PROTECTOR

The Income Protector (08.09) was available from July 22, 2009 through April 30, 2010. If your Contract includes the Income Protector (08.09), your current rider charge is 1.05% for single Lifetime Plus Payments and 1.20% for joint Lifetime Plus Payments. The Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09) is as follows:
Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	4.5%
80+	5.5%
The Exercise Age for the Income Protector (08.09) is age 65. The number of Guarantee Years is 20 and the Annual Increase Percentage is 8%. The Investment Option restriction is 100% to Group C for the Income Protector (08.09) and the Investment Options available under Group C are set out in section 11.b, The Income Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010
Appendix F & G

GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit.

10% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus 10 Benefit.

Accumulation Phase – the period of time before you begin taking Annuity Payments. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

Annual Increase – an amount used to determine the Benefit Base under the Income Protector.

Annual Increase Percentage – an amount used to determine the Annual Increase under the Income Protector.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options – the income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

Base Contract – the Contract corresponding to this prospectus that does not include any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a 12-month anniversary of the Benefit Date or any subsequent 12-month Benefit Anniversary.

Benefit Base – the amount we use to calculate the initial annual maximum Lifetime Plus Payment under the Income Protector or the previously available Lifetime Benefits.

Benefit Date – the date you begin receiving Lifetime Plus Payments under the Income Protector or the previously available Lifetime Benefits. This date must be the 1st or 15th of a calendar month.

Benefit Year – any period of 12 months beginning on the Benefit Date or on a subsequent Benefit Anniversary.

Bonus Option – an optional benefit that may be available for an additional charge that provides a 6% bonus on Purchase Payments we receive before the older Owner’s 81st birthday. The bonus is subject to a three-year vesting schedule and it has a higher and longer withdrawal charge schedule.

Bonus Value – this is the total value of a Contract that includes the entire bonus, including unvested bonus amounts.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Contract Value – on any Business Day it is equal to the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value only includes any vested bonus amounts; it does not include any unvested bonus amounts.

Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Income Protector or the previously available Lifetime Benefits.

Cumulative Withdrawal – if you take a withdrawal while you are receiving Lifetime Plus Payments under the previously available Lifetime Benefits, the portion of the withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal.

Cumulative Withdrawal Benefit – a benefit under the previously available Lifetime Benefits in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the previously available Lifetime Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Enhanced 10-Year Value – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit or Lifetime Plus II Benefit.

Excess Withdrawal – if your Contract includes the Income Protector, this is the amount of any withdrawal you take that, when added to other withdrawals taken during the Benefit Year and your annual actual Lifetime Plus Payment, is greater than your annual maximum Lifetime Plus Payment.

Exercise Age – the age at which Lifetime Plus Payments can begin under the Income Protector.

Full Annuitization – the application of the entire Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.

Guarantee Percentage – the percentage applied to the Rider Anniversary Value to calculate the Target Value under the Investment Protector.

Guarantee Years – the number of years that you may receive the Annual Increase Percentage under the Income Protector.

Highest Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Income Protector – an optional benefit that may be available for an additional charge that is intended to provide a payment stream for life in the form of partial withdrawals.

Increase Base – an amount used to determine the Annual Increase under the Income Protector and the 10% Annual Increase under the Lifetime Plus 10 Benefit.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Investment Protector – an optional benefit that may be available for an additional charge that is intended to provide a level of protection for the principal you invest and to periodically lock in any past anniversary investment gains at a future point called the Target Value Date.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

Lifetime Plus Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus II Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus 10 Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus Payment – the payment we make to you under the Income Protector or the previously available Lifetime Benefits.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

No Withdrawal Charge Option – an optional benefit that may be available for an additional charge that eliminates the seven-year withdrawal charge period on the Base Contract. If you select the No Withdrawal Charge Option, you must also select either the Investment Protector or the Income Protector.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put in the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – a calculation used in determining the Quarterly Value Death Benefit and the Benefit Base under the Income Protector or the previously available Lifetime Benefits.

Quarterly Value Death Benefit – an optional benefit that may be available for an additional charge that is intended to provide an increased death benefit.

Rider Anniversary Value – an amount used to determine the Target Value under the Investment Protector.

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section. The address for sending applications for new Contracts is listed on the application.

Short Withdrawal Charge Option – an optional benefit that may be available for an additional charge that shortens the withdrawal charge period on the Base Contract from seven years to four years.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

Target Value – a calculation used in determining whether your Contract will receive a credit on the Target Value Date under the Investment Protector or the previously available Target Date Benefits.

Target Value Date – the date on which we may apply a credit to your Contract Value under the Investment Protector or the previously available Target Date Benefits.

The Target Date Benefits – optional benefits that are no longer available that were intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point called the Target Value Date.

Traditional Death Benefit – the death benefit provided by the Base Contract.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

FOR SERVICE OR MORE INFORMATION

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

You can contact us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service Center:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.

The Allianz VisionSM Variable Annuity Contract Prospectus – May 1, 2010

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ VISIONSM

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(ALLIANZ LIFE, WE, US, OUR)

MAY 1, 2010

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

TABLE OF CONTENTS

Allianz Life……………………………………………………..........	2
Experts……………………………………………………………..…	2
Legal Opinions…………………………………………………..….	2
Distributor…………………………………………………..………..	2
Reduction or Elimination of the Withdrawal Charge……..…..	3
Federal Tax Status…………………………………………….…....	3
General……………………………………………………………	3
Diversification………………………………………………....….	4
Owner Control…………………………………………………….	5
Contracts Owned by Non-Individuals…………………….....…	5
Income Tax Withholding…………………………………..….....	5
Required Distributions……………………………………..…….	5
Qualified Contracts……………………………………………….	6
Annuity Provisions………………………………………………....	7
Annuity Units/Calculating Annuity Payments………………….	7
Mortality and Expense Risk Guarantee…………………………	7
Financial Statements……………………………………………….	7
Appendix – Condensed Financial Information………………..	8

VISSAI-0510

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010

1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2009 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2009 and 2008 and for each of the years in the three-year period ended December 31, 2009, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2009 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Statement Standards Board (FASB), as of January 1, 2009, as well as an adoption of accounting guidance issued by the FASB related to fair value measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2007	$218,444,880.80	$0
2008	$198,319,091.42	$0
2009	$169,464,504.26	$0
We may fund Allianz Life Financial’s operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial’s operating and other expenses, including overhead, legal and accounting fees.

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As described above, Allianz Life Financial sells its Contracts primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,044 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 37 firms. These payments vary in amount. In 2009, the five firms receiving the largest payments, ranging from $327,900 to $2,595,212, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.
Firm Name
1	LPL Financial Network
2	AIG Advisor Group
3	Wells Fargo
4	National Planning Holdings
5	Raymond James

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

•	the size of the group;

•	the total amount of Purchase Payments expected to be received from the group;

•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and

•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

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For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

•	no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

•	no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

•	no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

•	no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010

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Owner Control

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Contracts Owned by Non-Individuals

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	distributions which are required minimum distributions; or

•	the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:

•
if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

•	if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Qualified Contracts

The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.  For more information, see prospectus section 7, Taxes – Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010

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ANNUITY PROVISIONS

We base Annuity Payments upon the following:

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The adjusted Contract Value on the Income Date.

•	The Annuity Option you select.

•	The age of the Annuitant and any joint Annuitant.

•	The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

Annuity Units/Calculating Variable Annuity Payments

The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2009 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2009 are also included herein.

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APPENDIX – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest M&E charges for the benefits we currently offer under this Contract are found in Appendix A to the prospectus. AUV information for other expense levels and for optional benefits that we no longer offer under this Contract are found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

Key to Benefit Option*		M&E Charges
VISB 1	Allianz Vision – Contract with the Bonus Option	1.70%
VISB 10	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.95%
VISB 11	Allianz Vision – Contract with the Bonus Option and the Target Date Retirement Benefit	2.10%
VISB 13	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.10%
VISB 14	Allianz Vision – Contract with the Target Date 10 Benefit and the Quarterly Value Death Benefit (issued January 26, 2009 and after); and Contract with the Bonus Option and theTarget Date 10 Benefit (issued January 26, 2009 and after)	2.25%
VISB 2	Allianz Vision – Contract with the Bonus Option and the Quarterly Value Death Benefit	2.00%
VISB 3	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.40%
VISB 4	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.70%
VISB 5	Allianz Vision – Contract with the Bonus Option and joint Lifetime Plus Payments under the Lifetime Plus Benefit; Contract with the Bonus Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin), or Contract with the Bonus Option, Target 10 Benefit, and the Quarterly Value Death Benefit (issued January 26, 2009 and after)	2.55%
VISB 6	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.85%
VISB 7	Allianz Vision – Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.50%
VISB 8	Allianz Vision – Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Bonus Option, and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.80%
VISB 9	Allianz Vision – Contract with the Bonus Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.65%

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

8

Key to Benefit Option*		M&E Charges
VISC 1	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.45%
VISC 10	Allianz Vision – Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.00%
VISC 11	Allianz Vision – Contract with the Target Date 10 Benefit and the No Withdrawal Option (issued January 26, 2009 and after)	2.30%
VISC 12	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.15%
VISC 13	Allianz Vision – Contract with the No Withdrawal Charge	1.75%
VISC 2	Allianz Vision – Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.75%
VISC 3	Allianz Vision – Contract with the No Withdrawal Charge and joint Lifetime Plus Payments under the Lifetime Plus Benefit; Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); and Contract with the Target Date 10 Benefit, the No Withdrawal Charge Option and the Quarterly Value Death Benefit	2.60%
VISC 4	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.90%
VISC 5	Allianz Vision – Contract with the No Withdrawal Charge Option and the Target Date Retirement Benefit	2.15%
VISC 7	Allianz Vision – Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.55%
VISC 8	Allianz Vision – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.85%
VISC 9	Allianz Vision – Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.70%
VISI 10	Allianz Vision – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.65%
VISI 11	Allianz Vision – Contract with the Target Date Retirement Benefit	1.80%
VISI 13	Allianz Vision – Contract with the Target Date 10 Benefit (issued January 26, 2009 and after)	1.95%
VISI 14	Allianz Vision – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.80%
VISI 2	Allianz Vision – Contract with the Quarterly Value Death Benefit	1.70%
VISI 3	Allianz Vision – Contract with the Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.10%

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

9

Key to Benefit Option*		M&E Charges
VISI 4	Allianz Vision – Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.40%
VISI 5	Allianz Vision – Contract with joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.25%
VISI 6	Allianz Vision – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.55%
VISI 7	Allianz Vision – Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.20%
VISI 8	Allianz Vision – Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.50%
VISI 9	Allianz Vision – Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.35%
VISL 1	Allianz Vision – Contract with the Short Withdrawal Charge Option	1.65%
VISL 10	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.90%
VISL 11	Allianz Vision – Contract with the Short Withdrawal Charge Option and the Target Date Retirement Benefit	2.05%
VISL 13	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.05%
VISL 14	Allianz Vision – Contract with the Target Date 10 Benefit and the Short Withdrawal Option	2.20%
VISL 2	Allianz Vision – Contract with the Short Withdrawal Charge Option and the Quarterly Value Death Benefit	1.95%
VISL 3	Allianz Vision – Contract with the Short Withdrawal Charge, Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.35%
VISL 4	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.65%
VISL 5	Allianz Vision – Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus Benefit; Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); and Contract with the Target Date 10 Benefit, the Short Withdrawal Charge Option and the Quarterly Value Death Benefit	2.50%
VISL 6	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.80%
VISL 7	Allianz Vision – Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.45%

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

10

Key to Benefit Option*		M&E Charges
VISL 8	Allianz Vision – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.75%
VISL 9	Allianz Vision – Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.60%

The following Investment Options commenced operations under this Contract after December 31, 2009. Therefore, no AUV information is shown for them: AZL Gateway Fund, AZL Mid Cap Index Fund, PIMCO EqS Pathfinder Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Balanced Index Strategy Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.029 60
VISB 10 2.95%
                      12/31/2009              N/A              10.005 269
VISB 11 2.10%
                      12/31/2009              N/A              10.021 397
VISB 13 3.10%
                      12/31/2009              N/A              10.002 17
VISB 14 2.25%
                      12/31/2009              N/A              10.018 117
VISB 2  2.00%
                      12/31/2009              N/A              10.023 60
VISB 3  2.40%
                      12/31/2009              N/A              10.015 163
VISB 4  2.70%
                      12/31/2009              N/A              10.010 24
VISB 5  2.55%
                      12/31/2009              N/A              10.013 123
VISB 6  2.85%
                      12/31/2009              N/A              10.007 4
VISB 7  2.50%
                      12/31/2009              N/A              10.013 267
VISB 8  2.80%
                      12/31/2009              N/A              10.008 162
VISB 9  2.65%
                      12/31/2009              N/A              10.011 400
VISC 1  2.45%
                      12/31/2009              N/A              10.014 11
VISC 10 3.00%
                      12/31/2009              N/A              10.004 4
VISC 11 2.30%
                      12/31/2009              N/A              10.017 11
VISC 12 3.15%
                      12/31/2009              N/A              10.001 0
VISC 13 1.75%
                      12/31/2009              N/A              10.028 31

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2  2.75%
                      12/31/2009              N/A              10.009 6
VISC 3  2.60%
                      12/31/2009              N/A              10.012 3
VISC 4  2.90%
                      12/31/2009              N/A              10.006 0
VISC 5  2.15%
                      12/31/2009              N/A              10.020 79
VISC 7  2.55%
                      12/31/2009              N/A              10.013 14
VISC 8  2.85%
                      12/31/2009              N/A              10.007 67
VISC 9  2.70%
                      12/31/2009              N/A              10.010 35
VISI 10 2.65%
                      12/31/2009              N/A              10.011 272
VISI 11 1.80%
                      12/31/2009              N/A              10.027 1379
VISI 13 1.95%
                      12/31/2009              N/A              10.024 449
VISI 14 2.80%
                      12/31/2009              N/A              10.008 94
VISI 2  1.70%
                      12/31/2009              N/A              10.029 84
VISI 3  2.10%
                      12/31/2009              N/A              10.021 423
VISI 4  2.40%
                      12/31/2009              N/A              10.015 20
VISI 5  2.25%
                      12/31/2009              N/A              10.018 200
VISI 6  2.55%
                      12/31/2009              N/A              10.013 5
VISI 7  2.20%
                      12/31/2009              N/A              10.019 370
VISI 8  2.50%
                      12/31/2009              N/A              10.013 921

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

11

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9  2.35%
                      12/31/2009              N/A              10.016 1259
VISL 1  1.65%
                      12/31/2009              N/A              10.030 187
VISL 10 2.90%
                      12/31/2009              N/A              10.006 145
VISL 11 2.05%
                      12/31/2009              N/A              10.022 796
VISL 13 3.05%
                      12/31/2009              N/A              10.003 72
VISL 14 2.20%
                      12/31/2009              N/A              10.019 128
VISL 2  1.95%
                      12/31/2009              N/A              10.024 83
VISL 3  2.35%
                      12/31/2009              N/A              10.016 218
VISL 4  2.65%
                      12/31/2009              N/A              10.011 15
VISL 5  2.50%
                      12/31/2009              N/A              10.013 252
VISL 6  2.80%
                      12/31/2009              N/A              10.008 7
VISL 7  2.45%
                      12/31/2009              N/A              10.014 179
VISL 8  2.75%
                      12/31/2009              N/A              10.009 407
VISL 9  2.60%
                      12/31/2009              N/A              10.012 453
AZL BlackRock Capital Appreciation Fund
VISB 1  1.70%
                      12/31/2007              N/A              13.005 57
                      12/31/2008              13.005              8.135 71
                      12/31/2009              8.135              10.834 127
VISB 10 2.95%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              7.770 3
                      12/31/2009              7.770              10.219 64
VISB 11 2.10%
                      12/31/2008              N/A              8.016 19
                      12/31/2009              8.016              10.633 70
VISB 13 3.10%
                      12/31/2009              N/A              10.148 13
VISB 14 2.25%
                      12/31/2009              N/A              10.559 63
VISB 2  2.00%
                      12/31/2007              N/A              12.901 17
                      12/31/2008              12.901              8.046 21
                      12/31/2009              8.046              10.683 35
VISB 3  2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 70
                      12/31/2009              7.929              10.485 382
VISB 4  2.70%
                      12/31/2007              N/A              12.662 0
                      12/31/2008              12.662              7.842 3
                      12/31/2009              7.842              10.339 85

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5  2.55%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              7.885 29
                      12/31/2009              7.885              10.412 256
VISB 6  2.85%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.798 2
                      12/31/2009              7.798              10.267 49
VISB 7  2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 31
                      12/31/2009              7.899              10.436 327
VISB 8  2.80%
                      12/31/2007              N/A              12.628 0
                      12/31/2008              12.628              7.813 19
                      12/31/2009              7.813              10.291 120
VISB 9  2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 67
                      12/31/2009              7.856              10.363 379
VISC 1  2.45%
                      12/31/2008              N/A              7.914 4
                      12/31/2009              7.914              10.460 20
VISC 10 3.00%
                      12/31/2008              N/A              7.756 3
                      12/31/2009              7.756              10.196 5
VISC 11 2.30%
                      12/31/2009              N/A              10.534 13
VISC 12 3.15%
                      12/31/2009              N/A              10.124 0
VISC 13 1.75%
                      12/31/2009              N/A              10.809 1
VISC 2  2.75%
                      12/31/2008              N/A              7.827 0
                      12/31/2009              7.827              10.315 0
VISC 3  2.60%
                      12/31/2008              N/A              7.870 7
                      12/31/2009              7.870              10.387 48
VISC 4  2.90%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              10.243 2
VISC 5  2.15%
                      12/31/2008              N/A              8.002 4
                      12/31/2009              8.002              10.609 14
VISC 7  2.55%
                      12/31/2008              N/A              7.885 5
                      12/31/2009              7.885              10.412 11
VISC 8  2.85%
                      12/31/2008              N/A              7.798 1
                      12/31/2009              7.798              10.267 19
VISC 9  2.70%
                      12/31/2008              N/A              7.842 11
                      12/31/2009              7.842              10.339 18

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

12

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 7
                      12/31/2009              7.856              10.363 128
VISI 11 1.80%
                      12/31/2008              N/A              8.106 80
                      12/31/2009              8.106              10.784 631
VISI 13 1.95%
                      12/31/2009              N/A              10.708 355
VISI 14 2.80%
                      12/31/2009              N/A              10.291 8
VISI 2  1.70%
                      12/31/2007              N/A              13.005 10
                      12/31/2008              13.005              8.135 29
                      12/31/2009              8.135              10.834 78
VISI 3  2.10%
                      12/31/2007              N/A              12.867 0
                      12/31/2008              12.867              8.016 84
                      12/31/2009              8.016              10.633 619
VISI 4  2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 15
                      12/31/2009              7.929              10.485 106
VISI 5  2.25%
                      12/31/2007              N/A              12.815 0
                      12/31/2008              12.815              7.972 67
                      12/31/2009              7.972              10.559 538
VISI 6  2.55%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              7.885 2
                      12/31/2009              7.885              10.412 21
VISI 7  2.20%
                      12/31/2007              N/A              12.832 0
                      12/31/2008              12.832              7.987 139
                      12/31/2009              7.987              10.583 704
VISI 8  2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 38
                      12/31/2009              7.899              10.436 258
VISI 9  2.35%
                      12/31/2007              N/A              12.781 0
                      12/31/2008              12.781              7.943 180
                      12/31/2009              7.943              10.509 841
VISL 1  1.65%
                      12/31/2007              N/A              13.023 28
                      12/31/2008              13.023              8.150 69
                      12/31/2009              8.150              10.859 104
VISL 10 2.90%
                      12/31/2007              N/A              12.594 0
                      12/31/2008              12.594              7.784 6
                      12/31/2009              7.784              10.243 60
VISL 11 2.05%
                      12/31/2008              N/A              8.032 31
                      12/31/2009              8.032              10.658 154

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 13 3.05%
                      12/31/2009              N/A              10.171 14
VISL 14 2.20%
                      12/31/2009              N/A              10.583 128
VISL 2  1.95%
                      12/31/2007              N/A              12.918 5
                      12/31/2008              12.918              8.061 10
                      12/31/2009              8.061              10.708 47
VISL 3  2.35%
                      12/31/2007              N/A              12.781 0
                      12/31/2008              12.781              7.943 51
                      12/31/2009              7.943              10.509 332
VISL 4  2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 3
                      12/31/2009              7.856              10.363 85
VISL 5  2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 23
                      12/31/2009              7.899              10.436 193
VISL 6  2.80%
                      12/31/2007              N/A              12.628 0
                      12/31/2008              12.628              7.813 1
                      12/31/2009              7.813              10.291 36
VISL 7  2.45%
                      12/31/2007              N/A              12.747 0
                      12/31/2008              12.747              7.914 46
                      12/31/2009              7.914              10.460 220
VISL 8  2.75%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              7.827 27
                      12/31/2009              7.827              10.315 133
VISL 9  2.60%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              7.870 74
                      12/31/2009              7.870              10.387 192
AZL Columbia Mid Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              10.267 69
                      12/31/2008              10.267              4.830 94
                      12/31/2009              4.830              6.282 79
VISB 10 2.95%
                      12/31/2007              N/A              10.054 0
                      12/31/2008              10.054              4.671 6
                      12/31/2009              4.671              6.000 11
VISB 11 2.10%
                      12/31/2008              N/A              4.778 27
                      12/31/2009              4.778              6.191 53
VISB 13 3.10%
                      12/31/2009              N/A              5.967 10
VISB 14 2.25%
                      12/31/2009              N/A              6.156 23
VISB 2  2.00%
                      12/31/2007              N/A              10.216 11
                      12/31/2008              10.216              4.791 14
                      12/31/2009              4.791              6.213 7

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

13

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3  2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 35
                      12/31/2009              4.740              6.123 95
VISB 4  2.70%
                      12/31/2007              N/A              10.096 0
                      12/31/2008              10.096              4.702 8
                      12/31/2009              4.702              6.055 13
VISB 5  2.55%
                      12/31/2007              N/A              10.122 0
                      12/31/2008              10.122              4.721 35
                      12/31/2009              4.721              6.089 96
VISB 6  2.85%
                      12/31/2007              N/A              10.071 0
                      12/31/2008              10.071              4.683 1
                      12/31/2009              4.683              6.022 29
VISB 7  2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 98
                      12/31/2009              4.727              6.100 169
VISB 8  2.80%
                      12/31/2007              N/A              10.079 0
                      12/31/2008              10.079              4.689 12
                      12/31/2009              4.689              6.033 39
VISB 9  2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 61
                      12/31/2009              4.708              6.066 135
VISC 1  2.45%
                      12/31/2008              N/A              4.734 30
                      12/31/2009              4.734              6.111 29
VISC 10 3.00%
                      12/31/2008              N/A              4.665 4
                      12/31/2009              4.665              5.989 2
VISC 11 2.30%
                      12/31/2009              N/A              6.145 9
VISC 12 3.15%
                      12/31/2009              N/A              5.956 0
VISC 13 1.75%
                      12/31/2009              N/A              6.271 0
VISC 2  2.75%
                      12/31/2008              N/A              4.696 2
                      12/31/2009              4.696              6.044 2
VISC 3  2.60%
                      12/31/2008              N/A              4.715 66
                      12/31/2009              4.715              6.078 70
VISC 4  2.90%
                      12/31/2008              N/A              4.677 0
                      12/31/2009              4.677              6.011 0
VISC 5  2.15%
                      12/31/2008              N/A              4.772 3
                      12/31/2009              4.772              6.179 23
VISC 7  2.55%
                      12/31/2008              N/A              4.721 2
                      12/31/2009              4.721              6.089 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8  2.85%
                      12/31/2008              N/A              4.683 0
                      12/31/2009              4.683              6.022 1
VISC 9  2.70%
                      12/31/2008              N/A              4.702 22
                      12/31/2009              4.702              6.055 22
VISI 10 2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 11
                      12/31/2009              4.708              6.066 33
VISI 11 1.80%
                      12/31/2008              N/A              4.817 68
                      12/31/2009              4.817              6.259 328
VISI 13 1.95%
                      12/31/2009              N/A              6.225 182
VISI 14 2.80%
                      12/31/2009              N/A              6.033 0
VISI 2  1.70%
                      12/31/2007              N/A              10.267 18
                      12/31/2008              10.267              4.830 15
                      12/31/2009              4.830              6.282 43
VISI 3  2.10%
                      12/31/2007              N/A              10.198 0
                      12/31/2008              10.198              4.778 98
                      12/31/2009              4.778              6.191 211
VISI 4  2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 13
                      12/31/2009              4.740              6.123 36
VISI 5  2.25%
                      12/31/2007              N/A              10.173 0
                      12/31/2008              10.173              4.759 163
                      12/31/2009              4.759              6.156 276
VISI 6  2.55%
                      12/31/2007              N/A              10.122 0
                      12/31/2008              10.122              4.721 2
                      12/31/2009              4.721              6.089 18
VISI 7  2.20%
                      12/31/2007              N/A              10.181 0
                      12/31/2008              10.181              4.766 109
                      12/31/2009              4.766              6.168 290
VISI 8  2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 19
                      12/31/2009              4.727              6.100 86
VISI 9  2.35%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              4.746 170
                      12/31/2009              4.746              6.134 432
VISL 1  1.65%
                      12/31/2007              N/A              10.276 47
                      12/31/2008              10.276              4.836 78
                      12/31/2009              4.836              6.294 44

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

14

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
                      12/31/2007              N/A              10.063 0
                      12/31/2008              10.063              4.677 17
                      12/31/2009              4.677              6.011 24
VISL 11 2.05%
                      12/31/2008              N/A              4.785 34
                      12/31/2009              4.785              6.202 127
VISL 13 3.05%
                      12/31/2009              N/A              5.978 0
VISL 14 2.20%
                      12/31/2009              N/A              6.168 74
VISL 2  1.95%
                      12/31/2007              N/A              10.224 27
                      12/31/2008              10.224              4.798 38
                      12/31/2009              4.798              6.225 81
VISL 3  2.35%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              4.746 58
                      12/31/2009              4.746              6.134 100
VISL 4  2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 13
                      12/31/2009              4.708              6.066 47
VISL 5  2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 60
                      12/31/2009              4.727              6.100 129
VISL 6  2.80%
                      12/31/2007              N/A              10.079 0
                      12/31/2008              10.079              4.689 0
                      12/31/2009              4.689              6.033 6
VISL 7  2.45%
                      12/31/2007              N/A              10.139 0
                      12/31/2008              10.139              4.734 44
                      12/31/2009              4.734              6.111 118
VISL 8  2.75%
                      12/31/2007              N/A              10.088 0
                      12/31/2008              10.088              4.696 18
                      12/31/2009              4.696              6.044 72
VISL 9  2.60%
                      12/31/2007              N/A              10.113 0
                      12/31/2008              10.113              4.715 49
                      12/31/2009              4.715              6.078 217
AZL Columbia Small Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.303 31
                      12/31/2008              12.303              8.214 30
                      12/31/2009              8.214              10.070 22
VISB 10 2.95%
                      12/31/2007              N/A              11.751 0
                      12/31/2008              11.751              7.748 3
                      12/31/2009              7.748              9.380 9
VISB 11 2.10%
                      12/31/2008              N/A              8.062 14
                      12/31/2009              8.062              9.844 17

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13 3.10%
                      12/31/2009              N/A              9.301 7
VISB 14 2.25%
                      12/31/2009              N/A              9.760 11
VISB 2  2.00%
                      12/31/2007              N/A              12.168 6
                      12/31/2008              12.168              8.100 8
                      12/31/2009              8.100              9.900 35
VISB 3  2.40%
                      12/31/2007              N/A              11.991 0
                      12/31/2008              11.991              7.950 4
                      12/31/2009              7.950              9.678 23
VISB 4  2.70%
                      12/31/2007              N/A              11.860 0
                      12/31/2008              11.860              7.839 1
                      12/31/2009              7.839              9.514 3
VISB 5  2.55%
                      12/31/2007              N/A              11.925 0
                      12/31/2008              11.925              7.894 18
                      12/31/2009              7.894              9.596 57
VISB 6  2.85%
                      12/31/2007              N/A              11.794 0
                      12/31/2008              11.794              7.784 1
                      12/31/2009              7.784              9.434 6
VISB 7  2.50%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              7.913 38
                      12/31/2009              7.913              9.623 40
VISB 8  2.80%
                      12/31/2007              N/A              11.816 0
                      12/31/2008              11.816              7.802 5
                      12/31/2009              7.802              9.460 26
VISB 9  2.65%
                      12/31/2007              N/A              11.881 0
                      12/31/2008              11.881              7.857 12
                      12/31/2009              7.857              9.541 35
VISC 1  2.45%
                      12/31/2008              N/A              7.931 0
                      12/31/2009              7.931              9.650 0
VISC 10 3.00%
                      12/31/2008              N/A              7.730 1
                      12/31/2009              7.730              9.354 2
VISC 11 2.30%
                      12/31/2009              N/A              9.733 4
VISC 12.315%
                      12/31/2009              N/A              9.275 0
VISC 13 1.75%
                      12/31/2009              N/A              10.033 0
VISC 2  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.487 0
VISC 3  2.60%
                      12/31/2008              N/A              7.876 0
                      12/31/2009              7.876              9.568 0

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

15

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              7.766 0
                      12/31/2009              7.766              9.407 0
VISC 5  2.15%
                      12/31/2008              N/A              8.043 0
                      12/31/2009              8.043              9.816 6
VISC 7  2.55%
                      12/31/2008              N/A              7.894 4
                      12/31/2009              7.894              9.596 3
VISC 8  2.85%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              9.434 0
VISC 9  2.70%
                      12/31/2008              N/A              7.839 12
                      12/31/2009              7.839              9.514 12
VISI 10 2.65%
                      12/31/2007              N/A              11.881 0
                      12/31/2008              11.881              7.857 8
                      12/31/2009              7.857              9.541 38
VISI 11 1.80%
                      12/31/2008              N/A              8.176 34
                      12/31/2009              8.176              10.013 116
VISI 13 1.95%
                      12/31/2009              N/A              9.928 69
VISI 14 2.80%
                      12/31/2009              N/A              9.460 0
VISI 2  1.70%
                      12/31/2007              N/A              12.303 5
                      12/31/2008              12.303              8.214 15
                      12/31/2009              8.214              10.070 21
VISI 3  2.10%
                      12/31/2007              N/A              12.124 0
                      12/31/2008              12.124              8.062 40
                      12/31/2009              8.062              9.844 91
VISI 4  2.40%
                      12/31/2007              N/A              11.991 0
                      12/31/2008              11.991              7.950 3
                      12/31/2009              7.950              9.678 8
VISI 5  2.25%
                      12/31/2007              N/A              12.057 0
                      12/31/2008              12.057              8.006 37
                      12/31/2009              8.006              9.760 73
VISI 6  2.55%
                      12/31/2007              N/A              11.925 0
                      12/31/2008              11.925              7.894 2
                      12/31/2009              7.894              9.596 2
VISI 7  2.20%
                      12/31/2007              N/A              12.079 0
                      12/31/2008              12.079              8.024 60
                      12/31/2009              8.024              9.788 133
VISI 8  2.50%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              7.913 19
                      12/31/2009              7.913              9.623 42

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9  2.35%
                      12/31/2007              N/A              12.013 0
                      12/31/2008              12.013              7.968 71
                      12/31/2009              7.968              9.705 156
VISL 1  1.65%
                      12/31/2007              N/A              12.326 17
                      12/31/2008              12.326              8.233 20
                      12/31/2009              8.233              10.098 13
VISL 10 2.90%
                      12/31/2007              N/A              11.773 0
                      12/31/2008              11.773              7.766 7
                      12/31/2009              7.766              9.407 12
VISL 11 2.05%
                      12/31/2008              N/A              8.081 19
                      12/31/2009              8.081              9.872 68
VISL 13 3.05%
                      12/31/2009              N/A              9.327 2
VISL 14 2.20%
                      12/31/2009              N/A              9.788 30
VISL 2  1.95%
                      12/31/2007              N/A              12.191 1
                      12/31/2008              12.191              8.119 9
                      12/31/2009              8.119              9.928 13
VISL 3  2.35%
                      12/31/2007              N/A              12.013 0
                      12/31/2008              12.013              7.968 24
                      12/31/2009              7.968              9.705 32
VISL 4  2.65%
                      12/31/2007              N/A              11.881 0
                      12/31/2008              11.881              7.857 4
                      12/31/2009              7.857              9.541 5
VISL 5  2.50%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              7.913 10
                      12/31/2009              7.913              9.623 28
VISL 6  2.80%
                      12/31/2007              N/A              11.816 0
                      12/31/2008              11.816              7.802 1
                      12/31/2009              7.802              9.460 2
VISL 7  2.45%
                      12/31/2007              N/A              11.969 0
                      12/31/2008              11.969              7.931 30
                      12/31/2009              7.931              9.650 59
VISL 8  2.75%
                      12/31/2007              N/A              11.838 0
                      12/31/2008              11.838              7.821 3
                      12/31/2009              7.821              9.487 20
VISL 9  2.60%
                      12/31/2007              N/A              11.903 0
                      12/31/2008              11.903              7.876 39
                      12/31/2009              7.876              9.568 56
AZL Davis NY Venture Fund
VISB 1  1.70%
                      12/31/2007              N/A              13.306 158
                      12/31/2008              13.306              7.783 274
                      12/31/2009              7.783              10.088 85

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

16

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10 2.95%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              7.116 29
                      12/31/2009              7.116              9.108 49
VISB 11 2.10%
                      12/31/2008              N/A              7.563 36
                      12/31/2009              7.563              9.763 37
VISB 13 3.10%
                      12/31/2009              N/A              8.998 3
VISB 14 2.25%
                      12/31/2009              N/A              9.644 28
VISB 2  2.00%
                      12/31/2007              N/A              13.062 98
                      12/31/2008              13.062              7.618 93
                      12/31/2009              7.618              9.843 87
VISB 3  2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 123
                      12/31/2009              7.402              9.527 198
VISB 4  2.70%
                      12/31/2007              N/A              12.511 0
                      12/31/2008              12.511              7.245 11
                      12/31/2009              7.245              9.296 41
VISB 5  2.55%
                      12/31/2007              N/A              12.627 0
                      12/31/2008              12.627              7.323 59
                      12/31/2009              7.323              9.411 221
VISB 6  2.85%
                      12/31/2007              N/A              12.395 0
                      12/31/2008              12.395              7.167 16
                      12/31/2009              7.167              9.183 30
VISB 7  2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 160
                      12/31/2009              7.349              9.450 253
VISB 8  2.80%
                      12/31/2007              N/A              12.434 0
                      12/31/2008              12.434              7.193 71
                      12/31/2009              7.193              9.221 84
VISB 9  2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 159
                      12/31/2009              7.271              9.334 223
VISC 1  2.45%
                      12/31/2008              N/A              7.376 15
                      12/31/2009              7.376              9.488 23
VISC 10 3.00%
                      12/31/2008              N/A              7.091 0
                      12/31/2009              7.091              9.072 3
VISC 11 2.30%
                      12/31/2009              N/A              9.605 10
VISC 12 3.15%
                      12/31/2009              N/A              8.961 2
VISC 13 1.75%
                      12/31/2009              N/A              10.039 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2  2.75%
                      12/31/2008              N/A              7.219 0
                      12/31/2009              7.219              9.259 2
VISC 3  2.60%
                      12/31/2008              N/A              7.297 6
                      12/31/2009              7.297              9.373 8
VISC 4  2.90%
                      12/31/2008              N/A              7.142 0
                      12/31/2009              7.142              9.146 2
VISC 5  2.15%
                      12/31/2008              N/A              7.536 7
                      12/31/2009              7.536              9.724 13
VISC 7  2.55%
                      12/31/2008              N/A              7.323 7
                      12/31/2009              7.323              9.411 13
VISC 8  2.85%
                      12/31/2008              N/A              7.167 6
                      12/31/2009              7.167              9.183 10
VISC 9  2.70%
                      12/31/2008              N/A              7.245 11
                      12/31/2009              7.245              9.296 11
VISI 10 2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 32
                      12/31/2009              7.271              9.334 94
VISI 11 1.80%
                      12/31/2008              N/A              7.728 313
                      12/31/2009              7.728              10.006 610
VISI 13 1.95%
                      12/31/2009              N/A              9.884 541
VISI 14 2.80%
                      12/31/2009              N/A              9.221 0
VISI 2  1.70%
                      12/31/2007              N/A              13.306 31
                      12/31/2008              13.306              7.783 145
                      12/31/2009              7.783              10.088 84
VISI 3  2.10%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              7.563 303
                      12/31/2009              7.563              9.763 520
VISI 4  2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 67
                      12/31/2009              7.402              9.527 97
VISI 5  2.25%
                      12/31/2007              N/A              12.863 0
                      12/31/2008              12.863              7.482 164
                      12/31/2009              7.482              9.644 446
VISI 6  2.55%
                      12/31/2007              N/A              12.627 0
                      12/31/2008              12.627              7.323 35
                      12/31/2009              7.323              9.411 134
VISI 7  2.20%
                      12/31/2007              N/A              12.902 0
                      12/31/2008              12.902              7.509 481
                      12/31/2009              7.509              9.684 643

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

17

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8  2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 128
                      12/31/2009              7.349              9.450 186
VISI 9  2.35%
                      12/31/2007              N/A              12.784 0
                      12/31/2008              12.784              7.429 461
                      12/31/2009              7.429              9.566 704
VISL 1  1.65%
                      12/31/2007              N/A              13.347 133
                      12/31/2008              13.347              7.811 212
                      12/31/2009              7.811              10.129 81
VISL 10 2.90%
                      12/31/2007              N/A              12.357 0
                      12/31/2008              12.357              7.142 68
                      12/31/2009              7.142              9.146 99
VISL 11 2.05%
                      12/31/2008              N/A              7.591 65
                      12/31/2009              7.591              9.804 155
VISL 13 3.05%
                      12/31/2009              N/A              9.035 1
VISL 14 2.20%
                      12/31/2009              N/A              9.684 47
VISL 2  1.95%
                      12/31/2007              N/A              13.103 39
                      12/31/2008              13.103              7.645 71
                      12/31/2009              7.645              9.884 55
VISL 3  2.35%
                      12/31/2007              N/A              12.784 0
                      12/31/2008              12.784              7.429 189
                      12/31/2009              7.429              9.566 316
VISL 4  2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 29
                      12/31/2009              7.271              9.334 45
VISL 5  2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 84
                      12/31/2009              7.349              9.450 213
VISL 6  2.80%
                      12/31/2007              N/A              12.434 0
                      12/31/2008              12.434              7.193 7
                      12/31/2009              7.193              9.221 40
VISL 7  2.45%
                      12/31/2007              N/A              12.705 0
                      12/31/2008              12.705              7.376 249
                      12/31/2009              7.376              9.488 298
VISL 8  2.75%
                      12/31/2007              N/A              12.472 0
                      12/31/2008              12.472              7.219 66
                      12/31/2009              7.219              9.259 130
VISL 9  2.60%
                      12/31/2007              N/A              12.588 0
                      12/31/2008              12.588              7.297 227
                      12/31/2009              7.297              9.373 327

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Dreyfus Equity Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              11.315 160
                      12/31/2008              11.315              6.493 213
                      12/31/2009              6.493              8.602 52
VISB 10 2.95%
                      12/31/2007              N/A              10.476 0
                      12/31/2008              10.476              5.936 19
                      12/31/2009              5.936              7.767 22
VISB 11 2.10%
                      12/31/2008              N/A              6.309 11
                      12/31/2009              6.309              8.326 31
VISB 13 3.10%
                      12/31/2009              N/A              7.673 1
VISB 14 2.25%
                      12/31/2009              N/A              8.224 12
VISB 2  2.00%
                      12/31/2007              N/A              11.108 28
                      12/31/2008              11.108              6.355 32
                      12/31/2009              6.355              8.394 15
VISB 3  2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 83
                      12/31/2009              6.175              8.124 211
VISB 4  2.70%
                      12/31/2007              N/A              10.638 0
                      12/31/2008              10.638              6.044 3
                      12/31/2009              6.044              7.927 20
VISB 5  2.55%
                      12/31/2007              N/A              10.737 0
                      12/31/2008              10.737              6.109 57
                      12/31/2009              6.109              8.025 144
VISB 6  2.85%
                      12/31/2007              N/A              10.540 0
                      12/31/2008              10.540              5.979 3
                      12/31/2009              5.979              7.831 11
VISB 7  2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 57
                      12/31/2009              6.131              8.058 92
VISB 8  2.80%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              6.000 5
                      12/31/2009              6.000              7.863 5
VISB 9  2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 65
                      12/31/2009              6.065              7.960 82
VISC 1  2.45%
                      12/31/2008              N/A              6.153 22
                      12/31/2009              6.153              8.091 10
VISC 10 3.00%
                      12/31/2008              N/A              5.916 0
                      12/31/2009              5.916              7.736 0
VISC 11 2.30%
                      12/31/2009              N/A              8.191 0

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

18

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
                      12/31/2009              N/A              7.642 0
VISC 13 1.75%
                      12/31/2009              N/A              8.560 0
VISC 2  2.75%
                      12/31/2008              N/A              6.022 6
                      12/31/2009              6.022              7.895 7
VISC 3  2.60%
                      12/31/2008              N/A              6.087 39
                      12/31/2009              6.087              7.992 0
VISC 4  2.90%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.799 0
VISC 5  2.15%
                      12/31/2008              N/A              6.287 0
                      12/31/2009              6.287              8.292 5
VISC 7  2.55%
                      12/31/2008              N/A              6.109 0
                      12/31/2009              6.109              8.025 0
VISC 8  2.85%
                      12/31/2008              N/A              5.979 0
                      12/31/2009              5.979              7.831 1
VISC 9  2.70%
                      12/31/2008              N/A              6.044 44
                      12/31/2009              6.044              7.927 43
VISI 10 2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 9
                      12/31/2009              6.065              7.960 48
VISI 11 1.80%
                      12/31/2008              N/A              6.447 62
                      12/31/2009              6.447              8.532 136
VISI 13 1.95%
                      12/31/2009              N/A              8.428 58
VISI 14 2.80%
                      12/31/2009              N/A              7.863 0
VISI 2  1.70%
                      12/31/2007              N/A              11.315 33
                      12/31/2008              11.315              6.493 43
                      12/31/2009              6.493              8.602 23
VISI 3  2.10%
                      12/31/2007              N/A              11.039 0
                      12/31/2008              11.039              6.309 90
                      12/31/2009              6.309              8.326 192
VISI 4  2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 25
                      12/31/2009              6.175              8.124 32
VISI 5  2.25%
                      12/31/2007              N/A              10.938 0
                      12/31/2008              10.938              6.242 121
                      12/31/2009              6.242              8.224 222
VISI 6  2.55%
                      12/31/2007              N/A              10.737 0
                      12/31/2008              10.737              6.109 7
                      12/31/2009              6.109              8.025 30

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7  2.20%
                      12/31/2007              N/A              10.971 0
                      12/31/2008              10.971              6.264 141
                      12/31/2009              6.264              8.258 243
VISI 8  2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 45
                      12/31/2009              6.131              8.058 92
VISI 9  2.35%
                      12/31/2007              N/A              10.870 0
                      12/31/2008              10.870              6.197 96
                      12/31/2009              6.197              8.157 164
VISL 1  1.65%
                      12/31/2007              N/A              11.350 69
                      12/31/2008              11.350              6.516 93
                      12/31/2009              6.516              8.637 24
VISL 10 2.90%
                      12/31/2007              N/A              10.508 0
                      12/31/2008              10.508              5.958 49
                      12/31/2009              5.958              7.799 83
VISL 11 2.05%
                      12/31/2008              N/A              6.332 29
                      12/31/2009              6.332              8.360 87
VISL 13 3.05%
                      12/31/2009              N/A              7.704 4
VISL 14 2.20%
                      12/31/2009              N/A              8.258 18
VISL 2  1.95%
                      12/31/2007              N/A              11.142 13
                      12/31/2008              11.142              6.377 14
                      12/31/2009              6.377              8.428 6
VISL 3  2.35%
                      12/31/2007              N/A              10.870 0
                      12/31/2008              10.870              6.197 52
                      12/31/2009              6.197              8.157 76
VISL 4  2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 29
                      12/31/2009              6.065              7.960 20
VISL 5  2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 82
                      12/31/2009              6.131              8.058 84
VISL 6  2.80%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              6.000 1
                      12/31/2009              6.000              7.863 9
VISL 7  2.45%
                      12/31/2007              N/A              10.804 0
                      12/31/2008              10.804              6.153 44
                      12/31/2009              6.153              8.091 65
VISL 8  2.75%
                      12/31/2007              N/A              10.606 0
                      12/31/2008              10.606              6.022 10
                      12/31/2009              6.022              7.895 23

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

19

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9  2.60%
                      12/31/2007              N/A              10.704 0
                      12/31/2008              10.704              6.087 14
                      12/31/2009              6.087              7.992 34
AZL Eaton Vance Large Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.140 124
                      12/31/2008              12.140              7.616 155
                      12/31/2009              7.616              9.475 72
VISB 10 2.95%
                      12/31/2007              N/A              11.168 0
                      12/31/2008              11.168              6.919 7
                      12/31/2009              6.919              8.501 26
VISB 11 2.10%
                      12/31/2008              N/A              7.386 3
                      12/31/2009              7.386              9.151 56
VISB 13 3.10%
                      12/31/2009              N/A              8.391 0
VISB 14 2.25%
                      12/31/2009              N/A              9.033 29
VISB 2  2.00%
                      12/31/2007              N/A              11.899 92
                      12/31/2008              11.899              7.443 123
                      12/31/2009              7.443              9.231 45
VISB 3  2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 60
                      12/31/2009              7.218              8.916 113
VISB 4  2.70%
                      12/31/2007              N/A              11.356 0
                      12/31/2008              11.356              7.054 20
                      12/31/2009              7.054              8.687 25
VISB 5  2.55%
                      12/31/2007              N/A              11.471 0
                      12/31/2008              11.471              7.135 8
                      12/31/2009              7.135              8.801 46
VISB 6  2.85%
                      12/31/2007              N/A              11.243 0
                      12/31/2008              11.243              6.973 10
                      12/31/2009              6.973              8.575 21
VISB 7  2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 58
                      12/31/2009              7.163              8.839 85
VISB 8  2.80%
                      12/31/2007              N/A              11.281 0
                      12/31/2008              11.281              7.000 16
                      12/31/2009              7.000              8.612 78
VISB 9  2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 10
                      12/31/2009              7.081              8.725 40
VISC 1  2.45%
                      12/31/2008              N/A              7.190 1
                      12/31/2009              7.190              8.878 13

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 10 3.00%
                      12/31/2008              N/A              6.893 0
                      12/31/2009              6.893              8.464 0
VISC 11 2.30%
                      12/31/2009              N/A              8.994 0
VISC 12 3.15%
                      12/31/2009              N/A              8.354 0
VISC 13 1.75%
                      12/31/2009              N/A              9.426 0
VISC 2  2.75%
                      12/31/2008              N/A              7.026 0
                      12/31/2009              7.026              8.649 0
VISC 3  2.60%
                      12/31/2008              N/A              7.108 0
                      12/31/2009              7.108              8.763 42
VISC 4  2.90%
                      12/31/2008              N/A              6.946 0
                      12/31/2009              6.946              8.538 0
VISC 5  2.15%
                      12/31/2008              N/A              7.358 3
                      12/31/2009              7.358              9.112 6
VISC 7  2.55%
                      12/31/2008              N/A              7.135 2
                      12/31/2009              7.135              8.801 0
VISC 8  2.85%
                      12/31/2008              N/A              6.973 0
                      12/31/2009              6.973              8.575 1
VISC 9  2.70%
                      12/31/2008              N/A              7.054 2
                      12/31/2009              7.054              8.687 2
VISI 10 2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 20
                      12/31/2009              7.081              8.725 38
VISI 11 1.80%
                      12/31/2008              N/A              7.558 64
                      12/31/2009              7.558              9.393 147
VISI 13 1.95%
                      12/31/2009              N/A              9.271 89
VISI 14 2.80%
                      12/31/2009              N/A              8.612 7
VISI 2  1.70%
                      12/31/2007              N/A              12.140 53
                      12/31/2008              12.140              7.616 58
                      12/31/2009              7.616              9.475 21
VISI 3  2.10%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              7.386 130
                      12/31/2009              7.386              9.151 236
VISI 4  2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 20
                      12/31/2009              7.218              8.916 48

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

20

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              11.703 0
                      12/31/2008              11.703              7.301 139
                      12/31/2009              7.301              9.033 239
VISI 6  2.55%
                      12/31/2007              N/A              11.471 0
                      12/31/2008              11.471              7.135 4
                      12/31/2009              7.135              8.801 32
VISI 7  2.20%
                      12/31/2007              N/A              11.742 0
                      12/31/2008              11.742              7.330 123
                      12/31/2009              7.330              9.072 209
VISI 8  2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 37
                      12/31/2009              7.163              8.839 61
VISI 9  2.35%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              7.246 80
                      12/31/2009              7.246              8.955 127
VISL 1  1.65%
                      12/31/2007              N/A              12.181 31
                      12/31/2008              12.181              7.646 38
                      12/31/2009              7.646              9.516 16
VISL 10 2.90%
                      12/31/2007              N/A              11.206 0
                      12/31/2008              11.206              6.946 20
                      12/31/2009              6.946              8.538 29
VISL 11 2.05%
                      12/31/2008              N/A              7.414 16
                      12/31/2009              7.414              9.191 46
VISL 13 3.05%
                      12/31/2009              N/A              8.427 2
VISL 14 2.20%
                      12/31/2009              N/A              9.072 28
VISL 2  1.95%
                      12/31/2007              N/A              11.939 52
                      12/31/2008              11.939              7.472 65
                      12/31/2009              7.472              9.271 12
VISL 3  2.35%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              7.246 52
                      12/31/2009              7.246              8.955 98
VISL 4  2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 9
                      12/31/2009              7.081              8.725 32
VISL 5  2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 35
                      12/31/2009              7.163              8.839 87
VISL 6  2.80%
                      12/31/2007              N/A              11.281 0
                      12/31/2008              11.281              7.000 2
                      12/31/2009              7.000              8.612 23

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2007              N/A              11.547 0
                      12/31/2008              11.547              7.190 55
                      12/31/2009              7.190              8.878 83
VISL 8  2.75%
                      12/31/2007              N/A              11.318 0
                      12/31/2008              11.318              7.026 6
                      12/31/2009              7.026              8.649 27
VISL 9  2.60%
                      12/31/2007              N/A              11.432 0
                      12/31/2008              11.432              7.108 16
                      12/31/2009              7.108              8.763 69
AZL Franklin Small Cap Value Fund
VISB 1  1.70%
                      12/31/2007              N/A              17.242 175
                      12/31/2008              17.242              11.233 195
                      12/31/2009              11.233              14.425 31
VISB 10 2.95%
                      12/31/2007              N/A              16.263 0
                      12/31/2008              16.263              10.463 19
                      12/31/2009              10.463              13.269 22
VISB 11 2.10%
                      12/31/2008              N/A              10.981 9
                      12/31/2009              10.981              14.044 34
VISB 13 3.10%
                      12/31/2009              N/A              13.137 0
VISB 14 2.25%
                      12/31/2009              N/A              13.904 18
VISB 2  2.00%
                      12/31/2007              N/A              17.002 31
                      12/31/2008              17.002              11.043 37
                      12/31/2009              11.043              14.138 9
VISB 3  2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 74
                      12/31/2009              10.795              13.766 148
VISB 4  2.70%
                      12/31/2007              N/A              16.454 0
                      12/31/2008              16.454              10.613 20
                      12/31/2009              10.613              13.493 32
VISB 5  2.55%
                      12/31/2007              N/A              16.570 0
                      12/31/2008              16.570              10.704 37
                      12/31/2009              10.704              13.629 131
VISB 6  2.85%
                      12/31/2007              N/A              16.339 0
                      12/31/2008              16.339              10.523 5
                      12/31/2009              10.523              13.358 13
VISB 7  2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 83
                      12/31/2009              10.734              13.674 127
VISB 8  2.80%
                      12/31/2007              N/A              16.378 0
                      12/31/2008              16.378              10.553 20
                      12/31/2009              10.553              13.403 43

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9  2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 126
                      12/31/2009              10.643              13.538 135
VISC 1  2.45%
                      12/31/2008              N/A              10.765 2
                      12/31/2009              10.765              13.720 10
VISC 10 3.00%
                      12/31/2008              N/A              10.434 2
                      12/31/2009              10.434              13.225 1
VISC 11 2.30%
                      12/31/2009              N/A              13.858 1
VISC 12 3.15%
                      12/31/2009              N/A              13.093 1
VISC 13 1.75%
                      12/31/2009              N/A              14.365 1
VISC 2  2.75%
                      12/31/2008              N/A              10.583 1
                      12/31/2009              10.583              13.448 1
VISC 3  2.60%
                      12/31/2008              N/A              10.673 2
                      12/31/2009              10.673              13.583 30
VISC 4  2.90%
                      12/31/2008              N/A              10.493 0
                      12/31/2009              10.493              13.314 0
VISC 5  2.15%
                      12/31/2008              N/A              10.950 4
                      12/31/2009              10.950              13.998 6
VISC 7  2.55%
                      12/31/2008              N/A              10.704 9
                      12/31/2009              10.704              13.629 15
VISC 8  2.85%
                      12/31/2008              N/A              10.523 3
                      12/31/2009              10.523              13.358 2
VISC 9  2.70%
                      12/31/2008              N/A              10.613 6
                      12/31/2009              10.613              13.493 16
VISI 10 2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 33
                      12/31/2009              10.643              13.538 48
VISI 11 1.80%
                      12/31/2008              N/A              11.169 94
                      12/31/2009              11.169              14.329 203
VISI 13 1.95%
                      12/31/2009              N/A              14.186 91
VISI 14 2.80%
                      12/31/2009              N/A              13.403 0
VISI 2  1.70%
                      12/31/2007              N/A              17.242 38
                      12/31/2008              17.242              11.233 48
                      12/31/2009              11.233              14.425 17
VISI 3  2.10%
                      12/31/2007              N/A              16.923 0
                      12/31/2008              16.923              10.981 104
                      12/31/2009              10.981              14.044 208

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4  2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 16
                      12/31/2009              10.795              13.766 34
VISI 5  2.25%
                      12/31/2007              N/A              16.804 0
                      12/31/2008              16.804              10.888 56
                      12/31/2009              10.888              13.904 162
VISI 6  2.55%
                      12/31/2007              N/A              16.570 0
                      12/31/2008              16.570              10.704 2
                      12/31/2009              10.704              13.629 18
VISI 7  2.20%
                      12/31/2007              N/A              16.844 0
                      12/31/2008              16.844              10.919 172
                      12/31/2009              10.919              13.951 235
VISI 8  2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 49
                      12/31/2009              10.734              13.674 61
VISI 9  2.35%
                      12/31/2007              N/A              16.726 0
                      12/31/2008              16.726              10.826 180
                      12/31/2009              10.826              13.812 228
VISL 1  1.65%
                      12/31/2007              N/A              17.282 69
                      12/31/2008              17.282              11.265 106
                      12/31/2009              11.265              14.473 33
VISL 10 2.90%
                      12/31/2007              N/A              16.301 0
                      12/31/2008              16.301              10.493 15
                      12/31/2009              10.493              13.314 28
VISL 11 2.05%
                      12/31/2008              N/A              11.012 28
                      12/31/2009              11.012              14.091 71
VISL 13 3.05%
                      12/31/2009              N/A              13.181 2
VISL 14 2.20%
                      12/31/2009              N/A              13.951 33
VISL 2  1.95%
                      12/31/2007              N/A              17.042 19
                      12/31/2008              17.042              11.075 27
                      12/31/2009              11.075              14.186 12
VISL 3  2.35%
                      12/31/2007              N/A              16.726 0
                      12/31/2008              16.726              10.826 51
                      12/31/2009              10.826              13.812 88
VISL 4  2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 11
                      12/31/2009              10.643              13.538 25
VISL 5  2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 27
                      12/31/2009              10.734              13.674 83

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

22

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              16.378 0
                      12/31/2008              16.378              10.553 1
                      12/31/2009              10.553              13.403 8
VISL 7  2.45%
                      12/31/2007              N/A              16.648 0
                      12/31/2008              16.648              10.765 68
                      12/31/2009              10.765              13.720 112
VISL 8  2.75%
                      12/31/2007              N/A              16.416 0
                      12/31/2008              16.416              10.583 12
                      12/31/2009              10.583              13.448 42
VISL 9  2.60%
                      12/31/2007              N/A              16.532 0
                      12/31/2008              16.532              10.673 71
                      12/31/2009              10.673              13.583 123
AZL Franklin Templeton Founding Strategy Plus Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.212 57
VISB 10 2.95%
                      12/31/2009              N/A              10.188 1
VISB 11 2.10%
                      12/31/2009              N/A              10.204 0
VISB 13 3.10%
                      12/31/2009              N/A              10.185 0
VISB 14 2.25%
                      12/31/2009              N/A              10.201 0
VISB 2  2.00%
                      12/31/2009              N/A              10.206 28
VISB 3  2.40%
                      12/31/2009              N/A              10.198 2
VISB 4  2.70%
                      12/31/2009              N/A              10.192 0
VISB 5  2.55%
                      12/31/2009              N/A              10.195 0
VISB 6  2.85%
                      12/31/2009              N/A              10.189 0
VISB 7  2.50%
                      12/31/2009              N/A              10.196 10
VISB 8  2.80%
                      12/31/2009              N/A              10.190 3
VISB 9  2.65%
                      12/31/2009              N/A              10.193 5
VISC 1  2.45%
                      12/31/2009              N/A              10.197 0
VISC 10 3.00%
                      12/31/2009              N/A              10.187 0
VISC 11 2.30%
                      12/31/2009              N/A              10.200 0
VISC 12 3.15%
                      12/31/2009              N/A              10.184 0
VISC 13 1.75%
                      12/31/2009              N/A              10.211 18
VISC 2  2.75%
                      12/31/2009              N/A              10.191 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3  2.60%
                      12/31/2009              N/A              10.194 0
VISC 4  2.90%
                      12/31/2009              N/A              10.189 0
VISC 5  2.15%
                      12/31/2009              N/A              10.203 0
VISC 7  2.55%
                      12/31/2009              N/A              10.195 6
VISC 8  2.85%
                      12/31/2009              N/A              10.189 0
VISC 9  2.70%
                      12/31/2009              N/A              10.192 0
VISI 10 2.65%
                      12/31/2009              N/A              10.193 2
VISI 11 1.80%
                      12/31/2009              N/A              10.210 1
VISI 13 1.95%
                      12/31/2009              N/A              10.207 0
VISI 14 2.80%
                      12/31/2009              N/A              10.190 0
VISI 2  1.70%
                      12/31/2009              N/A              10.212 68
VISI 3  2.10%
                      12/31/2009              N/A              10.204 0
VISI 4  2.40%
                      12/31/2009              N/A              10.198 0
VISI 5  2.25%
                      12/31/2009              N/A              10.201 2
VISI 6  2.55%
                      12/31/2009              N/A              10.195 0
VISI 7  2.20%
                      12/31/2009              N/A              10.202 1
VISI 8  2.50%
                      12/31/2009              N/A              10.196 15
VISI 9  2.35%
                      12/31/2009              N/A              10.199 7
VISL 1  1.65%
                      12/31/2009              N/A              10.213 136
VISL 10 2.90%
                      12/31/2009              N/A              10.189 5
VISL 11 2.05%
                      12/31/2009              N/A              10.205 0
VISL 13 3.05%
                      12/31/2009              N/A              10.186 0
VISL 14 2.20%
                      12/31/2009              N/A              10.202 0
VISL 2  1.95%
                      12/31/2009              N/A              10.207 28
VISL 3  2.35%
                      12/31/2009              N/A              10.199 1
VISL 4  2.65%
                      12/31/2009              N/A              10.193 0
VISL 5  2.50%
                      12/31/2009              N/A              10.196 4
VISL 6  2.80%
                      12/31/2009              N/A              10.190 4

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

23

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2009              N/A              10.197 130
VISL 8  2.75%
                      12/31/2009              N/A              10.191 5
VISL 9  2.60%
                      12/31/2009              N/A              10.194 0
AZL Fusion Balanced Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.025 322
                      12/31/2008              12.025              8.577 517
                      12/31/2009              8.577              10.685 666
VISB 10 2.95%
                      12/31/2007              N/A              11.629 0
                      12/31/2008              11.629              8.192 39
                      12/31/2009              8.192              10.078 323
VISB 11 2.10%
                      12/31/2008              N/A              8.452 264
                      12/31/2009              8.452              10.487 700
VISB 13 3.10%
                      12/31/2009              N/A              10.008 29
VISB 14 2.25%
                      12/31/2009              N/A              10.414 112
VISB 2  2.00%
                      12/31/2007              N/A              11.929 87
                      12/31/2008              11.929              8.483 87
                      12/31/2009              8.483              10.536 329
VISB 3  2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 391
                      12/31/2009              8.359              10.341 645
VISB 4  2.70%
                      12/31/2007              N/A              11.707 0
                      12/31/2008              11.707              8.267 76
                      12/31/2009              8.267              10.197 147
VISB 5  2.55%
                      12/31/2007              N/A              11.754 0
                      12/31/2008              11.754              8.313 79
                      12/31/2009              8.313              10.269 239
VISB 6  2.85%
                      12/31/2007              N/A              11.660 0
                      12/31/2008              11.660              8.222 14
                      12/31/2009              8.222              10.125 59
VISB 7  2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 473
                      12/31/2009              8.328              10.293 662
VISB 8  2.80%
                      12/31/2007              N/A              11.676 0
                      12/31/2008              11.676              8.237 48
                      12/31/2009              8.237              10.149 425
VISB 9  2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 433
                      12/31/2009              8.283              10.221 1105

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              8.344 18
                      12/31/2009              8.344              10.317 30
VISC 10 3.00%
                      12/31/2008              N/A              8.177 10
                      12/31/2009              8.177              10.056 26
VISC 11 2.30%
                      12/31/2009              N/A              10.389 9
VISC 12 3.15%
                      12/31/2009              N/A              9.985 0
VISC 13 1.75%
                      12/31/2009              N/A              10.660 26
VISC 2  2.75%
                      12/31/2008              N/A              8.252 3
                      12/31/2009              8.252              10.173 3
VISC 3  2.60%
                      12/31/2008              N/A              8.298 3
                      12/31/2009              8.298              10.245 8
VISC 4  2.90%
                      12/31/2008              N/A              8.207 0
                      12/31/2009              8.207              10.102 0
VISC 5  2.15%
                      12/31/2008              N/A              8.437 81
                      12/31/2009              8.437              10.463 120
VISC 7  2.55%
                      12/31/2008              N/A              8.313 26
                      12/31/2009              8.313              10.269 67
VISC 8  2.85%
                      12/31/2008              N/A              8.222 7
                      12/31/2009              8.222              10.125 72
VISC 9  2.70%
                      12/31/2008              N/A              8.267 33
                      12/31/2009              8.267              10.197 185
VISI 10 2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 72
                      12/31/2009              8.283              10.221 403
VISI 11 1.80%
                      12/31/2008              N/A              8.546 1350
                      12/31/2009              8.546              10.635 2498
VISI 13 1.95%
                      12/31/2009              N/A              10.561 1047
VISI 14 2.80%
                      12/31/2009              N/A              10.149 135
VISI 2  1.70%
                      12/31/2007              N/A              12.025 78
                      12/31/2008              12.025              8.577 203
                      12/31/2009              8.577              10.685 552
VISI 3  2.10%
                      12/31/2007              N/A              11.897 0
                      12/31/2008              11.897              8.452 809
                      12/31/2009              8.452              10.487 1517
VISI 4  2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 146
                      12/31/2009              8.359              10.341 246

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

24

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              11.849 0
                      12/31/2008              11.849              8.405 443
                      12/31/2009              8.405              10.414 1030
VISI 6  2.55%
                      12/31/2007              N/A              11.754 0
                      12/31/2008              11.754              8.313 2
                      12/31/2009              8.313              10.269 44
VISI 7  2.20%
                      12/31/2007              N/A              11.865 0
                      12/31/2008              11.865              8.421 706
                      12/31/2009              8.421              10.438 1254
VISI 8  2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 341
                      12/31/2009              8.328              10.293 1882
VISI 9  2.35%
                      12/31/2007              N/A              11.817 0
                      12/31/2008              11.817              8.374 740
                      12/31/2009              8.374              10.365 2779
VISL 1  1.65%
                      12/31/2007              N/A              12.041 87
                      12/31/2008              12.041              8.593 127
                      12/31/2009              8.593              10.710 491
VISL 10 2.90%
                      12/31/2007              N/A              11.645 0
                      12/31/2008              11.645              8.207 28
                      12/31/2009              8.207              10.102 302
VISL 11 2.05%
                      12/31/2008              N/A              8.468 598
                      12/31/2009              8.468              10.512 1247
VISL 13 3.05%
                      12/31/2009              N/A              10.031 155
VISL 14 2.20%
                      12/31/2009              N/A              10.438 571
VISL 2  1.95%
                      12/31/2007              N/A              11.944 41
                      12/31/2008              11.944              8.499 108
                      12/31/2009              8.499              10.561 313
VISL 3  2.35%
                      12/31/2007              N/A              11.817 0
                      12/31/2008              11.817              8.374 313
                      12/31/2009              8.374              10.365 618
VISL 4  2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 109
                      12/31/2009              8.283              10.221 112
VISL 5  2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 294
                      12/31/2009              8.328              10.293 507
VISL 6  2.80%
                      12/31/2007              N/A              11.676 0
                      12/31/2008              11.676              8.237 41
                      12/31/2009              8.237              10.149 56

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2007              N/A              11.786 0
                      12/31/2008              11.786              8.344 526
                      12/31/2009              8.344              10.317 662
VISL 8  2.75%
                      12/31/2007              N/A              11.692 0
                      12/31/2008              11.692              8.252 61
                      12/31/2009              8.252              10.173 919
VISL 9  2.60%
                      12/31/2007              N/A              11.739 0
                      12/31/2008              11.739              8.298 420
                      12/31/2009              8.298              10.245 1631
AZL Fusion Conserviative Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.148 6
VISB 10 2.95%
                      12/31/2009              N/A              10.124 0
VISB 11 2.10%
                      12/31/2009              N/A              10.140 0
VISB 13 3.10%
                      12/31/2009              N/A              10.121 0
VISB 14 2.25%
                      12/31/2009              N/A              10.137 2
VISB 2  2.00%
                      12/31/2009              N/A              10.142 2
VISB 3  2.40%
                      12/31/2009              N/A              10.134 0
VISB 4  2.70%
                      12/31/2009              N/A              10.129 0
VISB 5  2.55%
                      12/31/2009              N/A              10.131 0
VISB 6  2.85%
                      12/31/2009              N/A              10.126 0
VISB 7  2.50%
                      12/31/2009              N/A              10.132 0
VISB 8  2.80%
                      12/31/2009              N/A              10.127 0
VISB 9  2.65%
                      12/31/2009              N/A              10.130 0
VISC 1  2.45%
                      12/31/2009              N/A              10.133 0
VISC 10 3.00%
                      12/31/2009              N/A              10.123 0
VISC 11 2.30%
                      12/31/2009              N/A              10.136 0
VISC 12 3.15%
                      12/31/2009              N/A              10.120 0
VISC 13 1.75%
                      12/31/2009              N/A              10.147 17
VISC 2  2.75%
                      12/31/2009              N/A              10.128 0
VISC 3  2.60%
                      12/31/2009              N/A              10.130 0
VISC 4  2.90%
                      12/31/2009              N/A              10.125 0

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

25

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5  2.15%
                      12/31/2009              N/A              10.139 0
VISC 7  2.55%
                      12/31/2009              N/A              10.131 0
VISC 8  2.85%
                      12/31/2009              N/A              10.126 0
VISC 9  2.70%
                      12/31/2009              N/A              10.129 0
VISI 10 2.65%
                      12/31/2009              N/A              10.130 13
VISI 11 1.80%
                      12/31/2009              N/A              10.146 4
VISI 13 1.95%
                      12/31/2009              N/A              10.143 0
VISI 14 2.80%
                      12/31/2009              N/A              10.127 0
VISI 2  1.70%
                      12/31/2009              N/A              10.148 29
VISI 3  2.10%
                      12/31/2009              N/A              10.140 8
VISI 4  2.40%
                      12/31/2009              N/A              10.134 5
VISI 5  2.25%
                      12/31/2009              N/A              10.137 1
VISI 6  2.55%
                      12/31/2009              N/A              10.131 0
VISI 7  2.20%
                      12/31/2009              N/A              10.138 12
VISI 8  2.50%
                      12/31/2009              N/A              10.132 31
VISI 9  2.35%
                      12/31/2009              N/A              10.135 9
VISL 1  1.65%
                      12/31/2009              N/A              10.149 27
VISL 10 2.90%
                      12/31/2009              N/A              10.125 0
VISL 11 2.05%
                      12/31/2009              N/A              10.141 0
VISL 13 3.05%
                      12/31/2009              N/A              10.122 0
VISL 14 2.20%
                      12/31/2009              N/A              10.138 0
VISL 2  1.95%
                      12/31/2009              N/A              10.143 79
VISL 3  2.35%
                      12/31/2009              N/A              10.135 0
VISL 4  2.65%
                      12/31/2009              N/A              10.130 0
VISL 5  2.50%
                      12/31/2009              N/A              10.132 3
VISL 6  2.80%
                      12/31/2009              N/A              10.127 0
VISL 7  2.45%
                      12/31/2009              N/A              10.133 3
VISL 8  2.75%
                      12/31/2009              N/A              10.128 97

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9  2.60%
                      12/31/2009              N/A              10.130 1
AZL Fusion Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.711 1918
                      12/31/2008              12.711              7.630 2599
                      12/31/2009              7.630              9.917 351
VISB 10 2.95%
                      12/31/2007              N/A              12.293 0
                      12/31/2008              12.293              7.287 117
                      12/31/2009              7.287              9.354 192
VISB 11 2.10%
                      12/31/2008              N/A              7.519 172
                      12/31/2009              7.519              9.733 183
VISB 13 3.10%
                      12/31/2009              N/A              9.289 1
VISB 14 2.25%
                      12/31/2009              N/A              9.665 24
VISB 2  2.00%
                      12/31/2007              N/A              12.609 485
                      12/31/2008              12.609              7.547 581
                      12/31/2009              7.547              9.779 132
VISB 3  2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 711
                      12/31/2009              7.436              9.597 2054
VISB 4  2.70%
                      12/31/2007              N/A              12.375 0
                      12/31/2008              12.375              7.355 150
                      12/31/2009              7.355              9.464 370
VISB 5  2.55%
                      12/31/2007              N/A              12.425 0
                      12/31/2008              12.425              7.395 252
                      12/31/2009              7.395              9.530 998
VISB 6  2.85%
                      12/31/2007              N/A              12.326 0
                      12/31/2008              12.326              7.314 24
                      12/31/2009              7.314              9.398 230
VISB 7  2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 1135
                      12/31/2009              7.409              9.553 1753
VISB 8  2.80%
                      12/31/2007              N/A              12.342 0
                      12/31/2008              12.342              7.328 232
                      12/31/2009              7.328              9.420 351
VISB 9  2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 926
                      12/31/2009              7.368              9.486 1395
VISC 1  2.45%
                      12/31/2008              N/A              7.423 8
                      12/31/2009              7.423              9.575 8
VISC 10 3.00%
                      12/31/2008              N/A              7.275 5
                      12/31/2009              7.275              9.333 11

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

26

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%

                      12/31/2009              N/A              9.642 0
VISC 12 3.15%

                      12/31/2009              N/A              9.267 0
VISC 13 1.75%
                      12/31/2009              N/A              9.894 0
VISC 2  2.75%
                      12/31/2008              N/A              7.341 0
                      12/31/2009              7.341              9.442 0
VISC 3  2.60%
                      12/31/2008              N/A              7.382 19
                      12/31/2009              7.382              9.508 20
VISC 4  2.90%
                      12/31/2008              N/A              7.301 0
                      12/31/2009              7.301              9.376 0
VISC 5  2.15%
                      12/31/2008              N/A              7.505 4
                      12/31/2009              7.505              9.711 4
VISC 7  2.55%
                      12/31/2008              N/A              7.395 13
                      12/31/2009              7.395              9.530 21
VISC 8  2.85%
                      12/31/2008              N/A              7.314 1
                      12/31/2009              7.314              9.398 2
VISC 9  2.70%
                      12/31/2008              N/A              7.355 23
                      12/31/2009              7.355              9.464 18
VISI 10 2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 216
                      12/31/2009              7.368              9.486 420
VISI 11 1.80%
                      12/31/2008              N/A              7.602 445
                      12/31/2009              7.602              9.871 799
VISI 13 1.95%
                      12/31/2009              N/A              9.802 283
VISI 14 2.80%
                      12/31/2009              N/A              9.420 17
VISI 2  1.70%
                      12/31/2007              N/A              12.711 477
                      12/31/2008              12.711              7.630 556
                      12/31/2009              7.630              9.917 283
VISI 3  2.10%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              7.519 1022
                      12/31/2009              7.519              9.733 1862
VISI 4  2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 121
                      12/31/2009              7.436              9.597 350
VISI 5  2.25%
                      12/31/2007              N/A              12.525 0
                      12/31/2008              12.525              7.477 525
                      12/31/2009              7.477              9.665 1263

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6  2.55%
                      12/31/2007              N/A              12.425 0
                      12/31/2008              12.425              7.395 135
                      12/31/2009              7.395              9.530 171
VISI 7  2.20%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.491 1884
                      12/31/2009              7.491              9.688 2644
VISI 8  2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 263
                      12/31/2009              7.409              9.553 448
VISI 9  2.35%
                      12/31/2007              N/A              12.492 0
                      12/31/2008              12.492              7.450 2244
                      12/31/2009              7.450              9.620 3102
VISL 1  1.65%
                      12/31/2007              N/A              12.728 982
                      12/31/2008              12.728              7.644 1126
                      12/31/2009              7.644              9.940 101
VISL 10 2.90%
                      12/31/2007              N/A              12.309 0
                      12/31/2008              12.309              7.301 92
                      12/31/2009              7.301              9.376 181
VISL 11 2.05%
                      12/31/2008              N/A              7.533 100
                      12/31/2009              7.533              9.756 262
VISL 13 3.05%
                      12/31/2009              N/A              9.310 8
VISL 14 2.20%
                      12/31/2009              N/A              9.688 62
VISL 2  1.95%
                      12/31/2007              N/A              12.626 179
                      12/31/2008              12.626              7.560 499
                      12/31/2009              7.560              9.802 353
VISL 3  2.35%
                      12/31/2007              N/A              12.492 0
                      12/31/2008              12.492              7.450 593
                      12/31/2009              7.450              9.620 1404
VISL 4  2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 55
                      12/31/2009              7.368              9.486 202
VISL 5  2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 192
                      12/31/2009              7.409              9.553 723
VISL 6  2.80%
                      12/31/2007              N/A              12.342 0
                      12/31/2008              12.342              7.328 44
                      12/31/2009              7.328              9.420 125
VISL 7  2.45%
                      12/31/2007              N/A              12.458 0
                      12/31/2008              12.458              7.423 750
                      12/31/2009              7.423              9.575 900

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

27

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8  2.75%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.341 138
                      12/31/2009              7.341              9.442 370
VISL 9  2.60%
                      12/31/2007              N/A              12.408 0
                      12/31/2008              12.408              7.382 617
                      12/31/2009              7.382              9.508 984
AZL Fusion Moderate Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.297 437
                      12/31/2008              12.297              8.129 612
                      12/31/2009              8.129              10.344 1013
VISB 10 2.95%
                      12/31/2007              N/A              11.893 0
                      12/31/2008              11.893              7.764 78
                      12/31/2009              7.764              9.756 679
VISB 11 2.10%
                      12/31/2008              N/A              8.011 40
                      12/31/2009              8.011              10.152 47
VISB 13 3.10%
                      12/31/2009              N/A              9.688 343
VISB 14 2.25%
                      12/31/2009              N/A              10.081 19
VISB 2  2.00%
                      12/31/2007              N/A              12.199 101
                      12/31/2008              12.199              8.040 149
                      12/31/2009              8.040              10.200 555
VISB 3  2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 397
                      12/31/2009              7.923              10.011 849
VISB 4  2.70%
                      12/31/2007              N/A              11.972 0
                      12/31/2008              11.972              7.836 91
                      12/31/2009              7.836              9.871 161
VISB 5  2.55%
                      12/31/2007              N/A              12.020 0
                      12/31/2008              12.020              7.879 137
                      12/31/2009              7.879              9.941 364
VISB 6  2.85%
                      12/31/2007              N/A              11.924 0
                      12/31/2008              11.924              7.793 19
                      12/31/2009              7.793              9.802 63
VISB 7  2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 550
                      12/31/2009              7.894              9.964 810
VISB 8  2.80%
                      12/31/2007              N/A              11.940 0
                      12/31/2008              11.940              7.807 157
                      12/31/2009              7.807              9.825 1074
VISB 9  2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 390
                      12/31/2009              7.850              9.894 1719

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              7.908 4
                      12/31/2009              7.908              9.987 25
VISC 10 3.00%
                      12/31/2008              N/A              7.750 2
                      12/31/2009              7.750              9.734 61
VISC 11 2.30%
                      12/31/2009              N/A              10.057 0
VISC 12 3.15%
                      12/31/2009              N/A              9.666 17
VISC 13 1.75%
                      12/31/2009              N/A              10.320 56
VISC 2  2.75%
                      12/31/2008              N/A              7.821 5
                      12/31/2009              7.821              9.848 5
VISC 3  2.60%
                      12/31/2008              N/A              7.865 0
                      12/31/2009              7.865              9.917 3
VISC 4  2.90%
                      12/31/2008              N/A              7.778 0
                      12/31/2009              7.778              9.779 0
VISC 5  2.15%
                      12/31/2008              N/A              7.996 38
                      12/31/2009              7.996              10.129 48
VISC 7  2.55%
                      12/31/2008              N/A              7.879 27
                      12/31/2009              7.879              9.941 44
VISC 8  2.85%
                      12/31/2008              N/A              7.793 12
                      12/31/2009              7.793              9.802 229
VISC 9  2.70%
                      12/31/2008              N/A              7.836 35
                      12/31/2009              7.836              9.871 242
VISI 10 2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 151
                      12/31/2009              7.850              9.894 1292
VISI 11 1.80%
                      12/31/2008              N/A              8.100 191
                      12/31/2009              8.100              10.296 415
VISI 13 1.95%
                      12/31/2009              N/A              10.223 354
VISI 14 2.80%
                      12/31/2009              N/A              9.825 875
VISI 2  1.70%
                      12/31/2007              N/A              12.297 191
                      12/31/2008              12.297              8.129 220
                      12/31/2009              8.129              10.344 1427
VISI 3  2.10%
                      12/31/2007              N/A              12.166 0
                      12/31/2008              12.166              8.011 818
                      12/31/2009              8.011              10.152 1549
VISI 4  2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 100
                      12/31/2009              7.923              10.011 156

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

28

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              12.117 0
                      12/31/2008              12.117              7.966 392
                      12/31/2009              7.966              10.081 862
VISI 6  2.55%
                      12/31/2007              N/A              12.020 0
                      12/31/2008              12.020              7.879 21
                      12/31/2009              7.879              9.941 124
VISI 7  2.20%
                      12/31/2007              N/A              12.133 0
                      12/31/2008              12.133              7.981 1201
                      12/31/2009              7.981              10.105 2120
VISI 8  2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 226
                      12/31/2009              7.894              9.964 5677
VISI 9  2.35%
                      12/31/2007              N/A              12.085 0
                      12/31/2008              12.085              7.937 1033
                      12/31/2009              7.937              10.034 7060
VISL 1  1.65%
                      12/31/2007              N/A              12.313 463
                      12/31/2008              12.313              8.144 680
                      12/31/2009              8.144              10.368 1908
VISL 10 2.90%
                      12/31/2007              N/A              11.908 0
                      12/31/2008              11.908              7.778 63
                      12/31/2009              7.778              9.779 1160
VISL 11 2.05%
                      12/31/2008              N/A              8.026 23
                      12/31/2009              8.026              10.176 108
VISL 13 3.05%
                      12/31/2009              N/A              9.711 647
VISL 14 2.20%
                      12/31/2009              N/A              10.105 158
VISL 2  1.95%
                      12/31/2007              N/A              12.215 61
                      12/31/2008              12.215              8.055 96
                      12/31/2009              8.055              10.223 717
VISL 3  2.35%
                      12/31/2007              N/A              12.085 0
                      12/31/2008              12.085              7.937 307
                      12/31/2009              7.937              10.034 803
VISL 4  2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 13
                      12/31/2009              7.850              9.894 68
VISL 5  2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 149
                      12/31/2009              7.894              9.964 352
VISL 6  2.80%
                      12/31/2007              N/A              11.940 0
                      12/31/2008              11.940              7.807 6
                      12/31/2009              7.807              9.825 40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2007              N/A              12.053 0
                      12/31/2008              12.053              7.908 608
                      12/31/2009              7.908              9.987 827
VISL 8  2.75%
                      12/31/2007              N/A              11.956 0
                      12/31/2008              11.956              7.821 205
                      12/31/2009              7.821              9.848 2542
VISL 9  2.60%
                      12/31/2007              N/A              12.004 0
                      12/31/2008              12.004              7.865 473
                      12/31/2009              7.865              9.917 3821
AZL Growth Index Strategy Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.061 230
VISB 10 2.95%
                      12/31/2009              N/A              10.037 176
VISB 11 2.10%
                      12/31/2009              N/A              10.053 105
VISB 13 3.10%
                      12/31/2009              N/A              10.034 1
VISB 14 2.25%
                      12/31/2009              N/A              10.050 10
VISB 2  2.00%
                      12/31/2009              N/A              10.055 117
VISB 3  2.40%
                      12/31/2009              N/A              10.047 457
VISB 4  2.70%
                      12/31/2009              N/A              10.042 170
VISB 5  2.55%
                      12/31/2009              N/A              10.045 245
VISB 6  2.85%
                      12/31/2009              N/A              10.039 190
VISB 7  2.50%
                      12/31/2009              N/A              10.045 740
VISB 8  2.80%
                      12/31/2009              N/A              10.040 277
VISB 9  2.65%
                      12/31/2009              N/A              10.043 571
VISC 1  2.45%
                      12/31/2009              N/A              10.046 29
VISC 10 3.00%
                      12/31/2009              N/A              10.036 3
VISC 11 2.30%
                      12/31/2009              N/A              10.049 2
VISC 12 3.15%
                      12/31/2009              N/A              10.033 0
VISC 13 1.75%
                      12/31/2009              N/A              10.060 25
VISC 2  2.75%
                      12/31/2009              N/A              10.041 13
VISC 3  2.60%
                      12/31/2009              N/A              10.044 0
VISC 4  2.90%
                      12/31/2009              N/A              10.038 0

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

29

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 5  2.15%
                      12/31/2009              N/A              10.052 2
VISC 7  2.55%
                      12/31/2009              N/A              10.045 23
VISC 8  2.85%
                      12/31/2009              N/A              10.039 9
VISC 9  2.70%
                      12/31/2009              N/A              10.042 76
VISI 10 2.65%
                      12/31/2009              N/A              10.043 256
VISI 11 1.80%
                      12/31/2009              N/A              10.059 319
VISI 13 1.95%
                      12/31/2009              N/A              10.056 77
VISI 14 2.80%
                      12/31/2009              N/A              10.040 0
VISI 2  1.70%
                      12/31/2009              N/A              10.061 173
VISI 3  2.10%
                      12/31/2009              N/A              10.053 979
VISI 4  2.40%
                      12/31/2009              N/A              10.047 112
VISI 5  2.25%
                      12/31/2009              N/A              10.050 590
VISI 6  2.55%
                      12/31/2009              N/A              10.045 18
VISI 7  2.20%
                      12/31/2009              N/A              10.051 1471
VISI 8  2.50%
                      12/31/2009              N/A              10.045 249
VISI 9  2.35%
                      12/31/2009              N/A              10.048 1421
VISL 1  1.65%
                      12/31/2009              N/A              10.062 125
VISL 10 2.90%
                      12/31/2009              N/A              10.038 185
VISL 11 2.05%
                      12/31/2009              N/A              10.054 112
VISL 13 3.05%
                      12/31/2009              N/A              10.035 14
VISL 14 2.20%
                      12/31/2009              N/A              10.051 62
VISL 2  1.95%
                      12/31/2009              N/A              10.056 85
VISL 3  2.35%
                      12/31/2009              N/A              10.048 404
VISL 4  2.65%
                      12/31/2009              N/A              10.043 162
VISL 5  2.50%
                      12/31/2009              N/A              10.045 409
VISL 6  2.80%
                      12/31/2009              N/A              10.040 34
VISL 7  2.45%
                      12/31/2009              N/A              10.046 671
VISL 8  2.75%
                      12/31/2009              N/A              10.041 173

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9  2.60%
                      12/31/2009              N/A              10.044 644
AZL International Index Fund
VISB 1  1.70%
                      12/31/2009              N/A              9.755 21
VISB 10 2.95%
                      12/31/2009              N/A              9.732 17
VISB 11 2.10%
                      12/31/2009              N/A              9.747 17
VISB 13 3.10%
                      12/31/2009              N/A              9.729 0
VISB 14 2.25%
                      12/31/2009              N/A              9.745 7
VISB 2  2.00%
                      12/31/2009              N/A              9.749 10
VISB 3  2.40%
                      12/31/2009              N/A              9.742 61
VISB 4  2.70%
                      12/31/2009              N/A              9.736 22
VISB 5  2.55%
                      12/31/2009              N/A              9.739 75
VISB 6  2.85%
                      12/31/2009              N/A              9.733 17
VISB 7  2.50%
                      12/31/2009              N/A              9.740 124
VISB 8  2.80%
                      12/31/2009              N/A              9.734 38
VISB 9  2.65%
                      12/31/2009              N/A              9.737 115
VISC 1  2.45%
                      12/31/2009              N/A              9.741 1
VISC 10 3.00%
                      12/31/2009              N/A              9.731 1
VISC 11 2.30%
                      12/31/2009              N/A              9.744 0
VISC 12 3.15%
                      12/31/2009              N/A              9.728 0
VISC 13 1.75%
                      12/31/2009              N/A              9.754 0
VISC 2  2.75%
                      12/31/2009              N/A              9.735 2
VISC 3  2.60%
                      12/31/2009              N/A              9.738 1
VISC 4  2.90%
                      12/31/2009              N/A              9.732 0
VISC 5  2.15%
                      12/31/2009              N/A              9.746 0
VISC 7  2.55%
                      12/31/2009              N/A              9.739 2
VISC 8  2.85%
                      12/31/2009              N/A              9.733 14
VISC 9  2.70%
                      12/31/2009              N/A              9.736 7
VISI 10 2.65%
                      12/31/2009              N/A              9.737 31

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

30

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 11 1.80%
                      12/31/2009              N/A              9.753 102
VISI 13 1.95%
                      12/31/2009              N/A              9.750 69
VISI 14 2.80%
                      12/31/2009              N/A              9.734 0
VISI 2  1.70%
                      12/31/2009              N/A              9.755 20
VISI 3  2.10%
                      12/31/2009              N/A              9.747 190
VISI 4  2.40%
                      12/31/2009              N/A              9.742 26
VISI 5  2.25%
                      12/31/2009              N/A              9.745 158
VISI 6  2.55%
                      12/31/2009              N/A              9.739 13
VISI 7  2.20%
                      12/31/2009              N/A              9.746 170
VISI 8  2.50%
                      12/31/2009              N/A              9.740 24
VISI 9  2.35%
                      12/31/2009              N/A              9.743 247
VISL 1  1.65%
                      12/31/2009              N/A              9.756 21
VISL 10 2.90%
                      12/31/2009              N/A              9.732 19
VISL 11 2.05%
                      12/31/2009              N/A              9.748 19
VISL 13 3.05%
                      12/31/2009              N/A              9.730 1
VISL 14 2.20%
                      12/31/2009              N/A              9.746 6
VISL 2  1.95%
                      12/31/2009              N/A              9.750 6
VISL 3  2.35%
                      12/31/2009              N/A              9.743 87
VISL 4  2.65%
                      12/31/2009              N/A              9.737 28
VISL 5  2.50%
                      12/31/2009              N/A              9.740 48
VISL 6  2.80%
                      12/31/2009              N/A              9.734 2
VISL 7  2.45%
                      12/31/2009              N/A              9.741 109
VISL 8  2.75%
                      12/31/2009              N/A              9.735 45
VISL 9  2.60%
                      12/31/2009              N/A              9.738 146
AZL Invesco International Equity Fund
VISB 1  1.70%
                      12/31/2007              N/A              19.496 221
                      12/31/2008              19.496              11.211 313
                      12/31/2009              11.211              14.805 142

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10 2.95%
                      12/31/2007              N/A              18.161 0
                      12/31/2008              18.161              10.313 27
                      12/31/2009              10.313              13.450 106
VISB 11 2.10%
                      12/31/2008              N/A              10.915 35
                      12/31/2009              10.915              14.357 56
VISB 13 3.10%
                      12/31/2009              N/A              13.296 1
VISB 14 2.25%
                      12/31/2009              N/A              14.193 36
VISB 2  2.00%
                      12/31/2007              N/A              19.167 92
                      12/31/2008              19.167              10.988 77
                      12/31/2009              10.988              14.468 39
VISB 3  2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 96
                      12/31/2009              10.699              14.030 395
VISB 4  2.70%
                      12/31/2007              N/A              18.420 0
                      12/31/2008              18.420              10.487 25
                      12/31/2009              10.487              13.711 98
VISB 5  2.55%
                      12/31/2007              N/A              18.578 0
                      12/31/2008              18.578              10.592 55
                      12/31/2009              10.592              13.870 378
VISB 6  2.85%
                      12/31/2007              N/A              18.264 0
                      12/31/2008              18.264              10.382 10
                      12/31/2009              10.382              13.554 33
VISB 7  2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 86
                      12/31/2009              10.628              13.923 258
VISB 8  2.80%
                      12/31/2007              N/A              18.316 0
                      12/31/2008              18.316              10.417 32
                      12/31/2009              10.417              13.606 106
VISB 9  2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 93
                      12/31/2009              10.522              13.764 294
VISC 1  2.45%
                      12/31/2008              N/A              10.663 3
                      12/31/2009              10.663              13.977 7
VISC 10 3.00%
                      12/31/2008              N/A              10.279 0
                      12/31/2009              10.279              13.399 0
VISC 11 2.30%
                      12/31/2009              N/A              14.138 1
VISC 12 3.15%
                      12/31/2009              N/A              13.245 0
VISC 13 1.75%
                      12/31/2009              N/A              14.737 4

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

31

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2  2.75%
                      12/31/2008              N/A              10.452 0
                      12/31/2009              10.452              13.658 2
VISC 3  2.60%
                      12/31/2008              N/A              10.557 2
                      12/31/2009              10.557              13.817 5
VISC 4  2.90%
                      12/31/2008              N/A              10.347 0
                      12/31/2009              10.347              13.502 0
VISC 5  2.15%
                      12/31/2008              N/A              10.879 3
                      12/31/2009              10.879              14.302 18
VISC 7  2.55%
                      12/31/2008              N/A              10.592 3
                      12/31/2009              10.592              13.870 18
VISC 8  2.85%
                      12/31/2008              N/A              10.382 1
                      12/31/2009              10.382              13.554 2
VISC 9  2.70%
                      12/31/2008              N/A              10.487 4
                      12/31/2009              10.487              13.711 24
VISI 10 2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 16
                      12/31/2009              10.522              13.764 82
VISI 11 1.80%
                      12/31/2008              N/A              11.136 77
                      12/31/2009              11.136              14.692 304
VISI 13 1.95%
                      12/31/2009              N/A              14.524 124
VISI 14 2.80%
                      12/31/2009              N/A              13.606 7
VISI 2  1.70%
                      12/31/2007              N/A              19.496 54
                      12/31/2008              19.496              11.211 59
                      12/31/2009              11.211              14.805 45
VISI 3  2.10%
                      12/31/2007              N/A              19.058 0
                      12/31/2008              19.058              10.915 103
                      12/31/2009              10.915              14.357 426
VISI 4  2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 18
                      12/31/2009              10.699              14.030 86
VISI 5  2.25%
                      12/31/2007              N/A              18.897 0
                      12/31/2008              18.897              10.806 102
                      12/31/2009              10.806              14.193 422
VISI 6  2.55%
                      12/31/2007              N/A              18.578 0
                      12/31/2008              18.578              10.592 3
                      12/31/2009              10.592              13.870 19
VISI 7  2.20%
                      12/31/2007              N/A              18.950 0
                      12/31/2008              18.950              10.843 252
                      12/31/2009              10.843              14.247 558

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8  2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 42
                      12/31/2009              10.628              13.923 153
VISI 9  2.35%
                      12/31/2007              N/A              18.790 0
                      12/31/2008              18.790              10.735 223
                      12/31/2009              10.735              14.084 515
VISL 1  1.65%
                      12/31/2007              N/A              19.551 76
                      12/31/2008              19.551              11.248 157
                      12/31/2009              11.248              14.862 79
VISL 10 2.90%
                      12/31/2007              N/A              18.212 0
                      12/31/2008              18.212              10.347 23
                      12/31/2009              10.347              13.502 78
VISL 11 2.05%
                      12/31/2008              N/A              10.952 12
                      12/31/2009              10.952              14.412 108
VISL 13 3.05%
                      12/31/2009              N/A              13.347 13
VISL 14 2.20%
                      12/31/2009              N/A              14.247 30
VISL 2  1.95%
                      12/31/2007              N/A              19.221 42
                      12/31/2008              19.221              11.025 46
                      12/31/2009              11.025              14.524 26
VISL 3  2.35%
                      12/31/2007              N/A              18.790 0
                      12/31/2008              18.790              10.735 56
                      12/31/2009              10.735              14.084 187
VISL 4  2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 11
                      12/31/2009              10.522              13.764 66
VISL 5  2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 25
                      12/31/2009              10.628              13.923 159
VISL 6  2.80%
                      12/31/2007              N/A              18.316 0
                      12/31/2008              18.316              10.417 3
                      12/31/2009              10.417              13.606 21
VISL 7  2.45%
                      12/31/2007              N/A              18.683 0
                      12/31/2008              18.683              10.663 79
                      12/31/2009              10.663              13.977 155
VISL 8  2.75%
                      12/31/2007              N/A              18.368 0
                      12/31/2008              18.368              10.452 22
                      12/31/2009              10.452              13.658 79
VISL 9  2.60%
                      12/31/2007              N/A              18.525 0
                      12/31/2008              18.525              10.557 82
                      12/31/2009              10.557              13.817 155

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

32

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL JPMorgan U.S. Equity Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.798 99
                      12/31/2008              12.798              7.715 96
                      12/31/2009              7.715              10.142 24
VISB 10 2.95%
                      12/31/2007              N/A              12.224 0
                      12/31/2008              12.224              7.277 17
                      12/31/2009              7.277              9.447 33
VISB 11 2.10%
                      12/31/2008              N/A              7.572 6
                      12/31/2009              7.572              9.914 11
VISB 13 3.10%
                      12/31/2009              N/A              9.368 0
VISB 14 2.25%
                      12/31/2009              N/A              9.830 8
VISB 2  2.00%
                      12/31/2007              N/A              12.657 18
                      12/31/2008              12.657              7.607 23
                      12/31/2009              7.607              9.971 8
VISB 3  2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 28
                      12/31/2009              7.467              9.747 139
VISB 4  2.70%
                      12/31/2007              N/A              12.336 0
                      12/31/2008              12.336              7.363 3
                      12/31/2009              7.363              9.582 19
VISB 5  2.55%
                      12/31/2007              N/A              12.404 0
                      12/31/2008              12.404              7.414 38
                      12/31/2009              7.414              9.664 98
VISB 6  2.85%
                      12/31/2007              N/A              12.268 0
                      12/31/2008              12.268              7.311 1
                      12/31/2009              7.311              9.501 5
VISB 7  2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 57
                      12/31/2009              7.432              9.692 92
VISB 8  2.80%
                      12/31/2007              N/A              12.291 0
                      12/31/2008              12.291              7.328 33
                      12/31/2009              7.328              9.528 52
VISB 9  2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 25
                      12/31/2009              7.380              9.610 78
VISC 1  2.45%
                      12/31/2008              N/A              7.449 0
                      12/31/2009              7.449              9.719 3
VISC 10 3.00%
                      12/31/2008              N/A              7.261 0
                      12/31/2009              7.261              9.422 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%

                      12/31/2009              N/A              9.802 0
VISC 12 3.15%

                      12/31/2009              N/A              9.341 0
VISC 13 1.75%
                      12/31/2009              N/A              10.105 0
VISC 2  2.75%
                      12/31/2008              N/A              7.345 0
                      12/31/2009              7.345              9.555 0
VISC 3  2.60%
                      12/31/2008              N/A              7.397 1
                      12/31/2009              7.397              9.637 0
VISC 4  2.90%
                      12/31/2008              N/A              7.294 0
                      12/31/2009              7.294              9.474 0
VISC 5  2.15%
                      12/31/2008              N/A              7.555 0
                      12/31/2009              7.555              9.887 14
VISC 7  2.55%
                      12/31/2008              N/A              7.414 1
                      12/31/2009              7.414              9.664 2
VISC 8  2.85%
                      12/31/2008              N/A              7.311 2
                      12/31/2009              7.311              9.501 1
VISC 9  2.70%
                      12/31/2008              N/A              7.363 1
                      12/31/2009              7.363              9.582 8
VISI 10 2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 15
                      12/31/2009              7.380              9.610 33
VISI 11 1.80%
                      12/31/2008              N/A              7.679 30
                      12/31/2009              7.679              10.085 168
VISI 13 1.95%
                      12/31/2009              N/A              9.999 38
VISI 14 2.80%
                      12/31/2009              N/A              9.528 0
VISI 2  1.70%
                      12/31/2007              N/A              12.798 14
                      12/31/2008              12.798              7.715 13
                      12/31/2009              7.715              10.142 20
VISI 3  2.10%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.572 104
                      12/31/2009              7.572              9.914 214
VISI 4  2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 20
                      12/31/2009              7.467              9.747 47
VISI 5  2.25%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.519 24
                      12/31/2009              7.519              9.830 137

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

33

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6  2.55%
                      12/31/2007              N/A              12.404 0
                      12/31/2008              12.404              7.414 1
                      12/31/2009              7.414              9.664 16
VISI 7  2.20%
                      12/31/2007              N/A              12.565 0
                      12/31/2008              12.565              7.537 95
                      12/31/2009              7.537              9.858 238
VISI 8  2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 29
                      12/31/2009              7.432              9.692 76
VISI 9  2.35%
                      12/31/2007              N/A              12.496 0
                      12/31/2008              12.496              7.484 48
                      12/31/2009              7.484              9.775 238
VISL 1  1.65%
                      12/31/2007              N/A              12.821 43
                      12/31/2008              12.821              7.733 63
                      12/31/2009              7.733              10.171 19
VISL 10 2.90%
                      12/31/2007              N/A              12.246 0
                      12/31/2008              12.246              7.294 4
                      12/31/2009              7.294              9.474 19
VISL 11 2.05%
                      12/31/2008              N/A              7.590 7
                      12/31/2009              7.590              9.943 49
VISL 13 3.05%
                      12/31/2009              N/A              9.394 2
VISL 14 2.20%
                      12/31/2009              N/A              9.858 21
VISL 2  1.95%
                      12/31/2007              N/A              12.681 11
                      12/31/2008              12.681              7.625 22
                      12/31/2009              7.625              9.999 14
VISL 3  2.35%
                      12/31/2007              N/A              12.496 0
                      12/31/2008              12.496              7.484 31
                      12/31/2009              7.484              9.775 117
VISL 4  2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 0
                      12/31/2009              7.380              9.610 14
VISL 5  2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 9
                      12/31/2009              7.432              9.692 70
VISL 6  2.80%
                      12/31/2007              N/A              12.291 0
                      12/31/2008              12.291              7.328 0
                      12/31/2009              7.328              9.528 5
VISL 7  2.45%
                      12/31/2007              N/A              12.450 0
                      12/31/2008              12.450              7.449 33
                      12/31/2009              7.449              9.719 78

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8  2.75%
                      12/31/2007              N/A              12.314 0
                      12/31/2008              12.314              7.345 10
                      12/31/2009              7.345              9.555 28
VISL 9  2.60%
                      12/31/2007              N/A              12.382 0
                      12/31/2008              12.382              7.397 58
                      12/31/2009              7.397              9.637 91
AZL MFS Investors Trust Fund
VISB 1  1.70%
                      12/31/2007              N/A              14.752 111
                      12/31/2008              14.752              8.686 198
                      12/31/2009              8.686              12.964 73
VISB 10 2.95%
                      12/31/2007              N/A              14.267 0
                      12/31/2008              14.267              8.296 36
                      12/31/2009              8.296              12.227 77
VISB 11 2.10%
                      12/31/2008              N/A              8.559 12
                      12/31/2009              8.559              12.723 39
VISB 13 3.10%
                      12/31/2009              N/A              12.142 0
VISB 14 2.25%
                      12/31/2009              N/A              12.634 65
VISB 2  2.00%
                      12/31/2007              N/A              14.634 41
                      12/31/2008              14.634              8.591 73
                      12/31/2009              8.591              12.783 72
VISB 3  2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 84
                      12/31/2009              8.465              12.546 203
VISB 4  2.70%
                      12/31/2007              N/A              14.363 0
                      12/31/2008              14.363              8.372 18
                      12/31/2009              8.372              12.371 64
VISB 5  2.55%
                      12/31/2007              N/A              14.421 0
                      12/31/2008              14.421              8.419 66
                      12/31/2009              8.419              12.458 151
VISB 6  2.85%
                      12/31/2007              N/A              14.305 0
                      12/31/2008              14.305              8.326 6
                      12/31/2009              8.326              12.285 24
VISB 7  2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 146
                      12/31/2009              8.434              12.487 226
VISB 8  2.80%
                      12/31/2007              N/A              14.325 0
                      12/31/2008              14.325              8.342 79
                      12/31/2009              8.342              12.313 99
VISB 9  2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 96
                      12/31/2009              8.388              12.400 198

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

34

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              8.450 7
                      12/31/2009              8.450              12.517 8
VISC 10 3.00%
                      12/31/2008              N/A              8.281 1
                      12/31/2009              8.281              12.200 2
VISC 11 2.30%
                      12/31/2009              N/A              12.605 9
VISC 12 3.15%
                      12/31/2009              N/A              12.114 2
VISC 13 1.75%
                      12/31/2009              N/A              12.933 4
VISC 2  2.75%
                      12/31/2008              N/A              8.357 0
                      12/31/2009              8.357              12.342 0
VISC 3  2.60%
                      12/31/2008              N/A              8.403 1
                      12/31/2009              8.403              12.429 3
VISC 4  2.90%
                      12/31/2008              N/A              8.311 0
                      12/31/2009              8.311              12.256 0
VISC 5  2.15%
                      12/31/2008              N/A              8.544 3
                      12/31/2009              8.544              12.694 11
VISC 7  2.55%
                      12/31/2008              N/A              8.419 3
                      12/31/2009              8.419              12.458 29
VISC 8  2.85%
                      12/31/2008              N/A              8.326 3
                      12/31/2009              8.326              12.285 3
VISC 9  2.70%
                      12/31/2008              N/A              8.372 14
                      12/31/2009              8.372              12.371 39
VISI 10 2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 25
                      12/31/2009              8.388              12.400 64
VISI 11 1.80%
                      12/31/2008              N/A              8.654 210
                      12/31/2009              8.654              12.903 420
VISI 13 1.95%
                      12/31/2009              N/A              12.813 133
VISI 14 2.80%
                      12/31/2009              N/A              12.313 0
VISI 2  1.70%
                      12/31/2007              N/A              14.752 42
                      12/31/2008              14.752              8.686 91
                      12/31/2009              8.686              12.964 67
VISI 3  2.10%
                      12/31/2007              N/A              14.595 0
                      12/31/2008              14.595              8.559 298
                      12/31/2009              8.559              12.723 436
VISI 4  2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 36
                      12/31/2009              8.465              12.546 55

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              14.537 0
                      12/31/2008              14.537              8.512 175
                      12/31/2009              8.512              12.634 318
VISI 6  2.55%
                      12/31/2007              N/A              14.421 0
                      12/31/2008              14.421              8.419 19
                      12/31/2009              8.419              12.458 26
VISI 7  2.20%
                      12/31/2007              N/A              14.556 0
                      12/31/2008              14.556              8.528 357
                      12/31/2009              8.528              12.664 526
VISI 8  2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 92
                      12/31/2009              8.434              12.487 146
VISI 9  2.35%
                      12/31/2007              N/A              14.498 0
                      12/31/2008              14.498              8.481 436
                      12/31/2009              8.481              12.575 704
VISL 1  1.65%
                      12/31/2007              N/A              14.772 64
                      12/31/2008              14.772              8.702 104
                      12/31/2009              8.702              12.994 48
VISL 10 2.90%
                      12/31/2007              N/A              14.286 0
                      12/31/2008              14.286              8.311 37
                      12/31/2009              8.311              12.256 65
VISL 11 2.05%
                      12/31/2008              N/A              8.575 86
                      12/31/2009              8.575              12.754 226
VISL 13 3.05%
                      12/31/2009              N/A              12.171 10
VISL 14 2.20%
                      12/31/2009              N/A              12.664 55
VISL 2  1.95%
                      12/31/2007              N/A              14.654 20
                      12/31/2008              14.654              8.607 34
                      12/31/2009              8.607              12.813 9
VISL 3  2.35%
                      12/31/2007              N/A              14.498 0
                      12/31/2008              14.498              8.481 92
                      12/31/2009              8.481              12.575 161
VISL 4  2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 8
                      12/31/2009              8.388              12.400 22
VISL 5  2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 59
                      12/31/2009              8.434              12.487 145
VISL 6  2.80%
                      12/31/2007              N/A              14.325 0
                      12/31/2008              14.325              8.342 9
                      12/31/2009              8.342              12.313 27

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

35

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2007              N/A              14.459 0
                      12/31/2008              14.459              8.450 147
                      12/31/2009              8.450              12.517 209
VISL 8  2.75%
                      12/31/2007              N/A              14.344 0
                      12/31/2008              14.344              8.357 44
                      12/31/2009              8.357              12.342 71
VISL 9  2.60%
                      12/31/2007              N/A              14.401 0
                      12/31/2008              14.401              8.403 157
                      12/31/2009              8.403              12.429 262
AZL Money Market Fund
VISB 1  1.70%
                      12/31/2007              N/A              10.864 616
                      12/31/2008              10.864              10.941 789
                      12/31/2009              10.941              10.780 648
VISB 10 2.95%
                      12/31/2007              N/A              9.840 0
                      12/31/2008              9.840              9.786 642
                      12/31/2009              9.786              9.522 243
VISB 11 2.10%
                      12/31/2008              N/A              10.557 212
                      12/31/2009              10.557              10.361 380
VISB 13 3.10%
                      12/31/2009              N/A              9.382 135
VISB 14 2.25%
                      12/31/2009              N/A              10.208 163
VISB 2  2.00%
                      12/31/2007              N/A              10.609 768
                      12/31/2008              10.609              10.652 957
                      12/31/2009              10.652              10.464 388
VISB 3  2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 623
                      12/31/2009              10.279              10.057 918
VISB 4  2.70%
                      12/31/2007              N/A              10.036 0
                      12/31/2008              10.036              10.007 472
                      12/31/2009              10.007              9.762 459
VISB 5  2.55%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              10.142 416
                      12/31/2009              10.142              9.908 394
VISB 6  2.85%
                      12/31/2007              N/A              9.918 0
                      12/31/2008              9.918              9.874 60
                      12/31/2009              9.874              9.617 97
VISB 7  2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 938
                      12/31/2009              10.187              9.957 567
VISB 8  2.80%
                      12/31/2007              N/A              9.957 0
                      12/31/2008              9.957              9.918 700
                      12/31/2009              9.918              9.665 934

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9  2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 824
                      12/31/2009              10.052              9.810 840
VISC 1  2.45%
                      12/31/2008              N/A              10.233 54
                      12/31/2009              10.233              10.007 83
VISC 10 3.00%
                      12/31/2008              N/A              9.743 72
                      12/31/2009              9.743              9.475 179
VISC 11 2.30%
                      12/31/2009              N/A              10.157 25
VISC 12 3.15%
                      12/31/2009              N/A              9.335 28
VISC 13 1.75%
                      12/31/2009              N/A              10.718 93
VISC 2  2.75%
                      12/31/2008              N/A              9.962 0
                      12/31/2009              9.962              9.713 0
VISC 3  2.60%
                      12/31/2008              N/A              10.097 74
                      12/31/2009              10.097              9.859 91
VISC 4  2.90%
                      12/31/2008              N/A              9.830 9
                      12/31/2009              9.830              9.570 0
VISC 5  2.15%
                      12/31/2008              N/A              10.510 153
                      12/31/2009              10.510              10.309 27
VISC 7  2.55%
                      12/31/2008              N/A              10.142 173
                      12/31/2009              10.142              9.908 78
VISC 8  2.85%
                      12/31/2008              N/A              9.874 99
                      12/31/2009              9.874              9.617 191
VISC 9  2.70%
                      12/31/2008              N/A              10.007 158
                      12/31/2009              10.007              9.762 170
VISI 10 2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 454
                      12/31/2009              10.052              9.810 659
VISI 11 1.80%
                      12/31/2008              N/A              10.844 1586
                      12/31/2009              10.844              10.674 1140
VISI 13 1.95%
                      12/31/2009              N/A              10.516 507
VISI 14 2.80%
                      12/31/2009              N/A              9.665 100
VISI 2  1.70%
                      12/31/2007              N/A              10.864 117
                      12/31/2008              10.864              10.941 518
                      12/31/2009              10.941              10.780 665
VISI 3  2.10%
                      12/31/2007              N/A              10.525 0
                      12/31/2008              10.525              10.557 881
                      12/31/2009              10.557              10.361 1400

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

36

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4  2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 167
                      12/31/2009              10.279              10.057 186
VISI 5  2.25%
                      12/31/2007              N/A              10.401 0
                      12/31/2008              10.401              10.417 921
                      12/31/2009              10.417              10.208 818
VISI 6  2.55%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              10.142 75
                      12/31/2009              10.142              9.908 77
VISI 7  2.20%
                      12/31/2007              N/A              10.442 0
                      12/31/2008              10.442              10.464 2075
                      12/31/2009              10.464              10.258 1226
VISI 8  2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 515
                      12/31/2009              10.187              9.957 1307
VISI 9  2.35%
                      12/31/2007              N/A              10.318 0
                      12/31/2008              10.318              10.325 2068
                      12/31/2009              10.325              10.107 2022
VISL 1  1.65%
                      12/31/2007              N/A              10.907 877
                      12/31/2008              10.907              10.990 650
                      12/31/2009              10.990              10.834 1281
VISL 10 2.90%
                      12/31/2007              N/A              9.879 0
                      12/31/2008              9.879              9.830 487
                      12/31/2009              9.830              9.570 272
VISL 11 2.05%
                      12/31/2008              N/A              10.605 945
                      12/31/2009              10.605              10.412 466
VISL 13 3.05%
                      12/31/2009              N/A              9.428 185
VISL 14 2.20%
                      12/31/2009              N/A              10.258 141
VISL 2  1.95%
                      12/31/2007              N/A              10.651 84
                      12/31/2008              10.651              10.700 175
                      12/31/2009              10.700              10.516 491
VISL 3  2.35%
                      12/31/2007              N/A              10.318 0
                      12/31/2008              10.318              10.325 931
                      12/31/2009              10.325              10.107 1064
VISL 4  2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 229
                      12/31/2009              10.052              9.810 209
VISL 5  2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 296
                      12/31/2009              10.187              9.957 638

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              9.957 0
                      12/31/2008              9.957              9.918 83
                      12/31/2009              9.918              9.665 82
VISL 7  2.45%
                      12/31/2007              N/A              10.237 0
                      12/31/2008              10.237              10.233 1101
                      12/31/2009              10.233              10.007 1050
VISL 8  2.75%
                      12/31/2007              N/A              9.997 0
                      12/31/2008              9.997              9.962 502
                      12/31/2009              9.962              9.713 652
VISL 9  2.60%
                      12/31/2007              N/A              10.116 0
                      12/31/2008              10.116              10.097 1541
                      12/31/2009              10.097              9.859 1745
AZL OCC Growth Fund
VISB 1  1.70%
                      12/31/2009              N/A              10.371 6
VISB 10 2.95%
                      12/31/2009              N/A              10.346 0
VISB 11 2.10%
                      12/31/2009              N/A              10.363 0
VISB 13 3.10%
                      12/31/2009              N/A              10.343 0
VISB 14 2.25%
                      12/31/2009              N/A              10.360 0
VISB 2  2.00%
                      12/31/2009              N/A              10.365 0
VISB 3  2.40%
                      12/31/2009              N/A              10.357 0
VISB 4  2.70%
                      12/31/2009              N/A              10.351 0
VISB 5  2.55%
                      12/31/2009              N/A              10.354 0
VISB 6  2.85%
                      12/31/2009              N/A              10.348 0
VISB 7  2.50%
                      12/31/2009              N/A              10.355 0
VISB 8  2.80%
                      12/31/2009              N/A              10.349 0
VISB 9  2.65%
                      12/31/2009              N/A              10.352 0
VISC 1  2.45%
                      12/31/2009              N/A              10.356 0
VISC 10 3.00%
                      12/31/2009              N/A              10.345 0
VISC 11 2.30%
                      12/31/2009              N/A              10.359 0
VISC 12 3.15%

                      12/31/2009              N/A              10.342 0
VISC 13 1.75%
                      12/31/2009              N/A              10.370 0
VISC 2  2.75%
                      12/31/2009              N/A              10.350 0

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

37

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 3  2.60%
                      12/31/2009              N/A              10.353 0
VISC 4  2.90%
                      12/31/2009              N/A              10.347 0
VISC 5  2.15%
                      12/31/2009              N/A              10.362 0
VISC 7  2.55%
                      12/31/2009              N/A              10.354 0
VISC 8  2.85%
                      12/31/2009              N/A              10.348 0
VISC 9  2.70%
                      12/31/2009              N/A              10.351 0
VISI 10 2.65%
                      12/31/2009              N/A              10.352 20
VISI 11 1.80%
                      12/31/2009              N/A              10.369 0
VISI 13 1.95%
                      12/31/2009              N/A              10.366 0
VISI 14 2.80%
                      12/31/2009              N/A              10.349 0
VISI 2  1.70%
                      12/31/2009              N/A              10.371 0
VISI 3  2.10%
                      12/31/2009              N/A              10.363 0
VISI 4  2.40%
                      12/31/2009              N/A              10.357 0
VISI 5  2.25%
                      12/31/2009              N/A              10.360 0
VISI 6  2.55%
                      12/31/2009              N/A              10.354 0
VISI 7  2.20%
                      12/31/2009              N/A              10.361 0
VISI 8  2.50%
                      12/31/2009              N/A              10.355 0
VISI 9  2.35%
                      12/31/2009              N/A              10.358 16
VISL 1  1.65%
                      12/31/2009              N/A              10.372 1
VISL 10 2.90%
                      12/31/2009              N/A              10.347 0
VISL 11 2.05%
                      12/31/2009              N/A              10.364 0
VISL 13 3.05%
                      12/31/2009              N/A              10.344 0
VISL 14 2.20%
                      12/31/2009              N/A              10.361 0
VISL 2  1.95%
                      12/31/2009              N/A              10.366 0
VISL 3  2.35%
                      12/31/2009              N/A              10.358 0
VISL 4  2.65%
                      12/31/2009              N/A              10.352 0
VISL 5  2.50%
                      12/31/2009              N/A              10.355 0
VISL 6  2.80%
                      12/31/2009              N/A              10.349 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2009              N/A              10.356 0
VISL 8  2.75%
                      12/31/2009              N/A              10.350 0
VISL 9  2.60%
                      12/31/2009              N/A              10.353 0
AZL OCC Opportunity Fund
VISB 1  1.70%
                      12/31/2007              N/A              16.390 98
                      12/31/2008              16.390              8.515 143
                      12/31/2009              8.515              13.236 39
VISB 10 2.95%
                      12/31/2007              N/A              15.268 0
                      12/31/2008              15.268              7.833 9
                      12/31/2009              7.833              12.025 20
VISB 11 2.10%
                      12/31/2008              N/A              8.291 14
                      12/31/2009              8.291              12.836 15
VISB 13 3.10%
                      12/31/2009              N/A              11.887 0
VISB 14 2.25%
                      12/31/2009              N/A              12.689 5
VISB 2  2.00%
                      12/31/2007              N/A              16.114 14
                      12/31/2008              16.114              8.346 15
                      12/31/2009              8.346              12.935 2
VISB 3  2.40%
                      12/31/2007              N/A              15.752 0
                      12/31/2008              15.752              8.126 33
                      12/31/2009              8.126              12.544 87
VISB 4  2.70%
                      12/31/2007              N/A              15.486 0
                      12/31/2008              15.486              7.965 2
                      12/31/2009              7.965              12.258 18
VISB 5  2.55%
                      12/31/2007              N/A              15.618 0
                      12/31/2008              15.618              8.045 7
                      12/31/2009              8.045              12.400 66
VISB 6  2.85%
                      12/31/2007              N/A              15.355 0
                      12/31/2008              15.355              7.886 4
                      12/31/2009              7.886              12.118 4
VISB 7  2.50%
                      12/31/2007              N/A              15.663 0
                      12/31/2008              15.663              8.072 42
                      12/31/2009              8.072              12.448 77
VISB 8  2.80%
                      12/31/2007              N/A              15.398 0
                      12/31/2008              15.398              7.912 8
                      12/31/2009              7.912              12.164 22
VISB 9  2.65%
                      12/31/2007              N/A              15.530 0
                      12/31/2008              15.530              7.992 58
                      12/31/2009              7.992              12.305 101

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

38

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              8.099 1
                      12/31/2009              8.099              12.496 3
VISC 10 3.00%
                      12/31/2008              N/A              7.807 0
                      12/31/2009              7.807              11.979 0
VISC 11 2.30%

                      12/31/2009              N/A              12.640 0
VISC 12 3.15%
                      12/31/2009              N/A              11.842 0
VISC 13 1.75%
                      12/31/2009              N/A              13.175 0
VISC 2  2.75%
                      12/31/2008              N/A              7.939 0
                      12/31/2009              7.939              12.211 0
VISC 3  2.60%
                      12/31/2008              N/A              8.019 0
                      12/31/2009              8.019              12.352 1
VISC 4  2.90%
                      12/31/2008              N/A              7.860 0
                      12/31/2009              7.860              12.071 0
VISC 5  2.15%
                      12/31/2008              N/A              8.263 0
                      12/31/2009              8.263              12.787 6
VISC 7  2.55%
                      12/31/2008              N/A              8.045 0
                      12/31/2009              8.045              12.400 6
VISC 8  2.85%
                      12/31/2008              N/A              7.886 1
                      12/31/2009              7.886              12.118 1
VISC 9  2.70%
                      12/31/2008              N/A              7.965 4
                      12/31/2009              7.965              12.258 5
VISI 10 2.65%
                      12/31/2007              N/A              15.530 0
                      12/31/2008              15.530              7.992 13
                      12/31/2009              7.992              12.305 25
VISI 11 1.80%
                      12/31/2008              N/A              8.459 17
                      12/31/2009              8.459              13.135 47
VISI 13 1.95%
                      12/31/2009              N/A              12.985 69
VISI 14 2.80%
                      12/31/2009              N/A              12.164 3
VISI 2  1.70%
                      12/31/2007              N/A              16.390 19
                      12/31/2008              16.390              8.515 22
                      12/31/2009              8.515              13.236 15
VISI 3  2.10%
                      12/31/2007              N/A              16.022 0
                      12/31/2008              16.022              8.291 62
                      12/31/2009              8.291              12.836 90

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4  2.40%
                      12/31/2007              N/A              15.752 0
                      12/31/2008              15.752              8.126 8
                      12/31/2009              8.126              12.544 21
VISI 5  2.25%
                      12/31/2007              N/A              15.887 0
                      12/31/2008              15.887              8.208 42
                      12/31/2009              8.208              12.689 86
VISI 6  2.55%
                      12/31/2007              N/A              15.618 0
                      12/31/2008              15.618              8.045 3
                      12/31/2009              8.045              12.400 18
VISI 7  2.20%
                      12/31/2007              N/A              15.932 0
                      12/31/2008              15.932              8.236 118
                      12/31/2009              8.236              12.738 156
VISI 8  2.50%
                      12/31/2007              N/A              15.663 0
                      12/31/2008              15.663              8.072 20
                      12/31/2009              8.072              12.448 54
VISI 9  2.35%
                      12/31/2007              N/A              15.797 0
                      12/31/2008              15.797              8.154 65
                      12/31/2009              8.154              12.592 142
VISL 1  1.65%
                      12/31/2007              N/A              16.437 30
                      12/31/2008              16.437              8.544 33
                      12/31/2009              8.544              13.287 16
VISL 10 2.90%
                      12/31/2007              N/A              15.311 0
                      12/31/2008              15.311              7.860 4
                      12/31/2009              7.860              12.071 19
VISL 11 2.05%
                      12/31/2008              N/A              8.319 2
                      12/31/2009              8.319              12.885 21
VISL 13 3.05%
                      12/31/2009              N/A              11.933 6
VISL 14 2.20%
                      12/31/2009              N/A              12.738 3
VISL 2  1.95%
                      12/31/2007              N/A              16.159 9
                      12/31/2008              16.159              8.374 15
                      12/31/2009              8.374              12.985 5
VISL 3  2.35%
                      12/31/2007              N/A              15.797 0
                      12/31/2008              15.797              8.154 30
                      12/31/2009              8.154              12.592 55
VISL 4  2.65%
                      12/31/2007              N/A              15.530 0
                      12/31/2008              15.530              7.992 1
                      12/31/2009              7.992              12.305 8
VISL 5  2.50%
                      12/31/2007              N/A              15.663 0
                      12/31/2008              15.663              8.072 17
                      12/31/2009              8.072              12.448 40

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

39

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              15.398 0
                      12/31/2008              15.398              7.912 2
                      12/31/2009              7.912              12.164 7
VISL 7  2.45%
                      12/31/2007              N/A              15.707 0
                      12/31/2008              15.707              8.099 31
                      12/31/2009              8.099              12.496 61
VISL 8  2.75%
                      12/31/2007              N/A              15.442 0
                      12/31/2008              15.442              7.939 0
                      12/31/2009              7.939              12.211 24
VISL 9  2.60%
                      12/31/2007              N/A              15.574 0
                      12/31/2008              15.574              8.019 21
                      12/31/2009              8.019              12.352 21
AZL S&P 500 Index Fund
VISB 1  1.70%
                      12/31/2007              N/A              9.862 141
                      12/31/2008              9.862              6.048 419
                      12/31/2009              6.048              7.454 344
VISB 10 2.95%
                      12/31/2007              N/A              9.780 0
                      12/31/2008              9.780              5.923 21
                      12/31/2009              5.923              7.209 191
VISB 11 2.10%
                      12/31/2008              N/A              6.008 80
                      12/31/2009              6.008              7.375 861
VISB 13 3.10%
                      12/31/2009              N/A              7.180 125
VISB 14 2.25%
                      12/31/2009              N/A              7.345 286
VISB 2  2.00%
                      12/31/2007              N/A              9.842 29
                      12/31/2008              9.842              6.018 155
                      12/31/2009              6.018              7.394 95
VISB 3  2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 124
                      12/31/2009              5.978              7.316 1007
VISB 4  2.70%
                      12/31/2007              N/A              9.796 0
                      12/31/2008              9.796              5.948 19
                      12/31/2009              5.948              7.257 200
VISB 5  2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 33
                      12/31/2009              5.963              7.286 484
VISB 6  2.85%
                      12/31/2007              N/A              9.786 0
                      12/31/2008              9.786              5.933 3
                      12/31/2009              5.933              7.228 126
VISB 7  2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 215
                      12/31/2009              5.968              7.296 811

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8  2.80%
                      12/31/2007              N/A              9.790 0
                      12/31/2008              9.790              5.938 31
                      12/31/2009              5.938              7.238 148
VISB 9  2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 156
                      12/31/2009              5.953              7.267 604
VISC 1  2.45%
                      12/31/2008              N/A              5.973 4
                      12/31/2009              5.973              7.306 24
VISC 10 3.00%
                      12/31/2008              N/A              5.918 1
                      12/31/2009              5.918              7.199 7
VISC 11 2.30%
                      12/31/2009              N/A              7.335 8
VISC 12 3.15%
                      12/31/2009              N/A              7.170 0
VISC 13 1.75%
                      12/31/2009              N/A              7.444 14
VISC 2  2.75%
                      12/31/2008              N/A              5.943 0
                      12/31/2009              5.943              7.248 2
VISC 3  2.60%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.277 11
VISC 4  2.90%
                      12/31/2008              N/A              5.928 0
                      12/31/2009              5.928              7.219 0
VISC 5  2.15%
                      12/31/2008              N/A              6.003 20
                      12/31/2009              6.003              7.365 78
VISC 7  2.55%
                      12/31/2008              N/A              5.963 4
                      12/31/2009              5.963              7.286 34
VISC 8  2.85%
                      12/31/2008              N/A              5.933 2
                      12/31/2009              5.933              7.228 27
VISC 9  2.70%
                      12/31/2008              N/A              5.948 63
                      12/31/2009              5.948              7.257 122
VISI 10 2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 156
                      12/31/2009              5.953              7.267 500
VISI 11 1.80%
                      12/31/2008              N/A              6.038 431
                      12/31/2009              6.038              7.434 2386
VISI 13 1.95%
                      12/31/2009              N/A              7.404 1148
VISI 14 2.80%
                      12/31/2009              N/A              7.238 30
VISI 2  1.70%
                      12/31/2007              N/A              9.862 30
                      12/31/2008              9.862              6.048 52
                      12/31/2009              6.048              7.454 250

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3  2.10%
                      12/31/2007              N/A              9.836 0
                      12/31/2008              9.836              6.008 248
                      12/31/2009              6.008              7.375 1260
VISI 4  2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 14
                      12/31/2009              5.978              7.316 228
VISI 5  2.25%
                      12/31/2007              N/A              9.826 0
                      12/31/2008              9.826              5.993 145
                      12/31/2009              5.993              7.345 1062
VISI 6  2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 16
                      12/31/2009              5.963              7.286 65
VISI 7  2.20%
                      12/31/2007              N/A              9.829 0
                      12/31/2008              9.829              5.998 299
                      12/31/2009              5.998              7.355 1593
VISI 8  2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 70
                      12/31/2009              5.968              7.296 323
VISI 9  2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 847
                      12/31/2009              5.983              7.326 1411
VISL 1  1.65%
                      12/31/2007              N/A              9.865 72
                      12/31/2008              9.865              6.053 159
                      12/31/2009              6.053              7.464 280
VISL 10 2.90%
                      12/31/2007              N/A              9.783 0
                      12/31/2008              9.783              5.928 17
                      12/31/2009              5.928              7.219 259
VISL 11 2.05%
                      12/31/2008              N/A              6.013 79
                      12/31/2009              6.013              7.385 539
VISL 13 3.05%
                      12/31/2009              N/A              7.190 9
VISL 14 2.20%
                      12/31/2009              N/A              7.355 370
VISL 2  1.95%
                      12/31/2007              N/A              9.846 41
                      12/31/2008              9.846              6.023 59
                      12/31/2009              6.023              7.404 69
VISL 3  2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 62
                      12/31/2009              5.983              7.326 468
VISL 4  2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 2
                      12/31/2009              5.953              7.267 184

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5  2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 57
                      12/31/2009              5.968              7.296 568
VISL 6  2.80%
                      12/31/2007              N/A              9.790 0
                      12/31/2008              9.790              5.938 1
                      12/31/2009              5.938              7.238 44
VISL 7  2.45%
                      12/31/2007              N/A              9.813 0
                      12/31/2008              9.813              5.973 108
                      12/31/2009              5.973              7.306 549
VISL 8  2.75%
                      12/31/2007              N/A              9.793 0
                      12/31/2008              9.793              5.943 20
                      12/31/2009              5.943              7.248 265
VISL 9  2.60%
                      12/31/2007              N/A              9.803 0
                      12/31/2008              9.803              5.958 101
                      12/31/2009              5.958              7.277 643
AZL Schroder Emerging Markets Equity Fund
VISB 1  1.70%
                      12/31/2007              N/A              13.388 298
                      12/31/2008              13.388              6.333 441
                      12/31/2009              6.333              10.695 86
VISB 10 2.95%
                      12/31/2007              N/A              13.110 0
                      12/31/2008              13.110              6.124 22
                      12/31/2009              6.124              10.214 111
VISB 11 2.10%
                      12/31/2008              N/A              6.265 28
                      12/31/2009              6.265              10.538 149
VISB 13 3.10%
                      12/31/2009              N/A              10.158 4
VISB 14 2.25%
                      12/31/2009              N/A              10.480 31
VISB 2  2.00%
                      12/31/2007              N/A              13.321 107
                      12/31/2008              13.321              6.282 146
                      12/31/2009              6.282              10.577 80
VISB 3  2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 151
                      12/31/2009              6.215              10.423 560
VISB 4  2.70%
                      12/31/2007              N/A              13.165 0
                      12/31/2008              13.165              6.165 28
                      12/31/2009              6.165              10.308 93
VISB 5  2.55%
                      12/31/2007              N/A              13.198 0
                      12/31/2008              13.198              6.190 83
                      12/31/2009              6.190              10.365 180
VISB 6  2.85%
                      12/31/2007              N/A              13.132 0
                      12/31/2008              13.132              6.140 10
                      12/31/2009              6.140              10.251 54

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

41

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7  2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 151
                      12/31/2009              6.198              10.384 192
VISB 8  2.80%
                      12/31/2007              N/A              13.143 0
                      12/31/2008              13.143              6.149 44
                      12/31/2009              6.149              10.270 97
VISB 9  2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 85
                      12/31/2009              6.173              10.327 163
VISC 1  2.45%
                      12/31/2008              N/A              6.207 5
                      12/31/2009              6.207              10.404 14
VISC 10 3.00%
                      12/31/2008              N/A              6.116 4
                      12/31/2009              6.116              10.196 4
VISC 11 2.30%
                      12/31/2009              N/A              10.461                 6
VISC 12 3.15%
                      12/31/2009              N/A              10.139 2
VISC 13 1.75%
                      12/31/2009              N/A              10.675 1
VISC 2  2.75%
                      12/31/2008              N/A              6.157 2
                      12/31/2009              6.157              10.289 1
VISC 3  2.60%
                      12/31/2008              N/A              6.182 3
                      12/31/2009              6.182              10.346 39
VISC 4  2.90%
                      12/31/2008              N/A              6.132 0
                      12/31/2009              6.132              10.233 1
VISC 5  2.15%
                      12/31/2008              N/A              6.257 3
                      12/31/2009              6.257              10.519 18
VISC 7  2.55%
                      12/31/2008              N/A              6.190 7
                      12/31/2009              6.190              10.365 27
VISC 8  2.85%
                      12/31/2008              N/A              6.140 5
                      12/31/2009              6.140              10.251 17
VISC 9  2.70%
                      12/31/2008              N/A              6.165 14
                      12/31/2009              6.165              10.308 26
VISI 10 2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 31
                      12/31/2009              6.173              10.327 53
VISI 11 1.80%
                      12/31/2008              N/A              6.316 137
                      12/31/2009              6.316              10.656 294
VISI 13 1.95%
                      12/31/2009              N/A              10.597 104
VISI 14 2.80%
                      12/31/2009              N/A              10.270 10

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2  1.70%
                      12/31/2007              N/A              13.388 65
                      12/31/2008              13.388              6.333 79
                      12/31/2009              6.333              10.695 126
VISI 3  2.10%
                      12/31/2007              N/A              13.298 0
                      12/31/2008              13.298              6.265 222
                      12/31/2009              6.265              10.538 411
VISI 4  2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 67
                      12/31/2009              6.215              10.423 94
VISI 5  2.25%
                      12/31/2007              N/A              13.265 0
                      12/31/2008              13.265              6.240 140
                      12/31/2009              6.240              10.480 276
VISI 6  2.55%
                      12/31/2007              N/A              13.198 0
                      12/31/2008              13.198              6.190 7
                      12/31/2009              6.190              10.365 19
VISI 7  2.20%
                      12/31/2007              N/A              13.276 0
                      12/31/2008              13.276              6.248 297
                      12/31/2009              6.248              10.500 417
VISI 8  2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 75
                      12/31/2009              6.198              10.384 142
VISI 9  2.35%
                      12/31/2007              N/A              13.243 0
                      12/31/2008              13.243              6.223 282
                      12/31/2009              6.223              10.442 482
VISL 1  1.65%
                      12/31/2007              N/A              13.399 121
                      12/31/2008              13.399              6.341 205
                      12/31/2009              6.341              10.714 84
VISL 10 2.90%
                      12/31/2007              N/A              13.121 0
                      12/31/2008              13.121              6.132 42
                      12/31/2009              6.132              10.233 66
VISL 11 2.05%
                      12/31/2008              N/A              6.274 56
                      12/31/2009              6.274              10.558 124
VISL 13 3.05%
                      12/31/2009              N/A              10.177 7
VISL 14 2.20%
                      12/31/2009              N/A              10.500 30
VISL 2  1.95%
                      12/31/2007              N/A              13.332 70
                      12/31/2008              13.332              6.290 75
                      12/31/2009              6.290              10.597 19
VISL 3  2.35%
                      12/31/2007              N/A              13.243 0
                      12/31/2008              13.243              6.223 76
                      12/31/2009              6.223              10.442 179

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

42

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 4  2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 24
                      12/31/2009              6.173              10.327 51
VISL 5  2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 59
                      12/31/2009              6.198              10.384 121
VISL 6  2.80%
                      12/31/2007              N/A              13.143 0
                      12/31/2008              13.143              6.149 5
                      12/31/2009              6.149              10.270 28
VISL 7  2.45%
                      12/31/2007              N/A              13.221 0
                      12/31/2008              13.221              6.207 112
                      12/31/2009              6.207              10.404 123
VISL 8  2.75%
                      12/31/2007              N/A              13.154 0
                      12/31/2008              13.154              6.157 42
                      12/31/2009              6.157              10.289 83
VISL 9  2.60%
                      12/31/2007              N/A              13.187 0
                      12/31/2008              13.187              6.182 107
                      12/31/2009              6.182              10.346 138
AZL Small Cap Stock Index Fund
VISB 1  1.70%
                      12/31/2007              N/A              9.310 84
                      12/31/2008              9.310              6.321 95
                      12/31/2009              6.321              7.758 29
VISB 10 2.95%
                      12/31/2007              N/A              9.233 0
                      12/31/2008              9.233              6.190 3
                      12/31/2009              6.190              7.503 89
VISB 11 2.10%
                      12/31/2008              N/A              6.279 29
                      12/31/2009              6.279              7.676 311
VISB 13 3.10%
                      12/31/2009              N/A              7.473 1
VISB 14 2.25%
                      12/31/2009              N/A              7.645 32
VISB 2  2.00%
                      12/31/2007              N/A              9.292 14
                      12/31/2008              9.292              6.289 17
                      12/31/2009              6.289              7.696 9
VISB 3  2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 84
                      12/31/2009              6.247              7.614 233
VISB 4  2.70%
                      12/31/2007              N/A              9.248 0
                      12/31/2008              9.248              6.216 3
                      12/31/2009              6.216              7.553 47
VISB 5  2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 16
                      12/31/2009              6.232              7.584 71

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 6  2.85%
                      12/31/2007              N/A              9.239 0
                      12/31/2008              9.239              6.200 0
                      12/31/2009              6.200              7.523 5
VISB 7  2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 55
                      12/31/2009              6.237              7.594 96
VISB 8  2.80%
                      12/31/2007              N/A              9.242 0
                      12/31/2008              9.242              6.206 7
                      12/31/2009              6.206              7.533 23
VISB 9  2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 36
                      12/31/2009              6.221              7.563 78
VISC 1  2.45%
                      12/31/2008              N/A              6.242 2
                      12/31/2009              6.242              7.604 4
VISC 10 3.00%
                      12/31/2008              N/A              6.185 1
                      12/31/2009              6.185              7.493 1
VISC 11 2.30%
                      12/31/2009              N/A              7.635                 3
VISC 12 3.15%
                      12/31/2009              N/A              7.463 0
VISC 13 1.75%
                      12/31/2009              N/A              7.748 0
VISC 2  2.75%
                      12/31/2008              N/A              6.211 0
                      12/31/2009              6.211              7.543 0
VISC 3  2.60%
                      12/31/2008              N/A              6.226 0
                      12/31/2009              6.226              7.574 2
VISC 4  2.90%
                      12/31/2008              N/A              6.195 0
                      12/31/2009              6.195              7.513 2
VISC 5  2.15%
                      12/31/2008              N/A              6.273 3
                      12/31/2009              6.273              7.665 16
VISC 7  2.55%
                      12/31/2008              N/A              6.232 3
                      12/31/2009              6.232              7.584 4
VISC 8  2.85%
                      12/31/2008              N/A              6.200 1
                      12/31/2009              6.200              7.523 1
VISC 9  2.70%
                      12/31/2008              N/A              6.216 12
                      12/31/2009              6.216              7.553 20
VISI 10 2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 12
                      12/31/2009              6.221              7.563 53
VISI 11 1.80%
                      12/31/2008              N/A              6.310 155
                      12/31/2009              6.310              7.737 314

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

43

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 13 1.95%
                      12/31/2009              N/A              7.706 116
VISI 14 2.80%
                      12/31/2009              N/A              7.533 18
VISI 2  1.70%
                      12/31/2007              N/A              9.310 18
                      12/31/2008              9.310              6.321 33
                      12/31/2009              6.321              7.758 45
VISI 3  2.10%
                      12/31/2007              N/A              9.285 0
                      12/31/2008              9.285              6.279 101
                      12/31/2009              6.279              7.676 159
VISI 4  2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 0
                      12/31/2009              6.247              7.614 7
VISI 5  2.25%
                      12/31/2007              N/A              9.276 0
                      12/31/2008              9.276              6.263 87
                      12/31/2009              6.263              7.645 155
VISI 6  2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 2
                      12/31/2009              6.232              7.584 12
VISI 7  2.20%
                      12/31/2007              N/A              9.279 0
                      12/31/2008              9.279              6.268 139
                      12/31/2009              6.268              7.655 245
VISI 8  2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 22
                      12/31/2009              6.237              7.594 62
VISI 9  2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 155
                      12/31/2009              6.252              7.624 264
VISL 1  1.65%
                      12/31/2007              N/A              9.314 60
                      12/31/2008              9.314              6.326 76
                      12/31/2009              6.326              7.768 30
VISL 10 2.90%
                      12/31/2007              N/A              9.236 0
                      12/31/2008              9.236              6.195 12
                      12/31/2009              6.195              7.513 33
VISL 11 2.05%
                      12/31/2008              N/A              6.284 33
                      12/31/2009              6.284              7.686 101
VISL 13 3.05%
                      12/31/2009              N/A              7.483 3
VISL 14 2.20%
                      12/31/2009              N/A              7.655 27
VISL 2  1.95%
                      12/31/2007              N/A              9.295 11
                      12/31/2008              9.295              6.294 13
                      12/31/2009              6.294              7.706 4

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 33
                      12/31/2009              6.252              7.624 54
VISL 4  2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 10
                      12/31/2009              6.221              7.563 11
VISL 5  2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 21
                      12/31/2009              6.237              7.594 47
VISL 6  2.80%
                      12/31/2007              N/A              9.242 0
                      12/31/2008              9.242              6.206 1
                      12/31/2009              6.206              7.533 12
VISL 7  2.45%
                      12/31/2007              N/A              9.264 0
                      12/31/2008              9.264              6.242 55
                      12/31/2009              6.242              7.604 99
VISL 8  2.75%
                      12/31/2007              N/A              9.245 0
                      12/31/2008              9.245              6.211 23
                      12/31/2009              6.211              7.543 53
VISL 9  2.60%
                      12/31/2007              N/A              9.254 0
                      12/31/2008              9.254              6.226 75
                      12/31/2009              6.226              7.574 130
AZL Turner Quantitative Small Cap Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.670 26
                      12/31/2008              12.670              7.056 32
                      12/31/2009              7.056              9.116 7
VISB 10 2.95%
                      12/31/2007              N/A              12.253 0
                      12/31/2008              12.253              6.739 4
                      12/31/2009              6.739              8.598 4
VISB 11 2.10%
                      12/31/2008              N/A              6.953 3
                      12/31/2009              6.953              8.947 5
VISB 13 3.10%
                      12/31/2009              N/A              8.538 0
VISB 14 2.25%
                      12/31/2009              N/A              8.884 29
VISB 2  2.00%
                      12/31/2007              N/A              12.569 8
                      12/31/2008              12.569              6.979 13
                      12/31/2009              6.979              8.989 9
VISB 3  2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 26
                      12/31/2009              6.877              8.822 40
VISB 4  2.70%
                      12/31/2007              N/A              12.336 0
                      12/31/2008              12.336              6.801 1
                      12/31/2009              6.801              8.699 4

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

44

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5  2.55%
                      12/31/2007              N/A              12.385 0
                      12/31/2008              12.385              6.839 8
                      12/31/2009              6.839              8.760 52
VISB 6  2.85%
                      12/31/2007              N/A              12.286 0
                      12/31/2008              12.286              6.764 4
                      12/31/2009              6.764              8.638 3
VISB 7  2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 23
                      12/31/2009              6.852              8.781 32
VISB 8  2.80%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              6.777 5
                      12/31/2009              6.777              8.658 13
VISB 9  2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 38
                      12/31/2009              6.814              8.719 30
VISC 1  2.45%
                      12/31/2008              N/A              6.864 2
                      12/31/2009              6.864              8.801 2
VISC 10 3.00%
                      12/31/2008              N/A              6.727 0
                      12/31/2009              6.727              8.579 2
VISC 11 2.30%

                      12/31/2009              N/A              8.863 4
VISC 12 3.15%

                      12/31/2009              N/A              8.518 0
VISC 13 1.75%
                      12/31/2009              N/A              9.094 0
VISC 2  2.75%
                      12/31/2008              N/A              6.789 1
                      12/31/2009              6.789              8.679 0
VISC 3  2.60%
                      12/31/2008              N/A              6.827 0
                      12/31/2009              6.827              8.740 0
VISC 4  2.90%
                      12/31/2008              N/A              6.752 0
                      12/31/2009              6.752              8.618 0
VISC 5  2.15%
                      12/31/2008              N/A              6.941 0
                      12/31/2009              6.941              8.926 3
VISC 7  2.55%
                      12/31/2008              N/A              6.839 5
                      12/31/2009              6.839              8.760 1
VISC 8  2.85%
                      12/31/2008              N/A              6.764 1
                      12/31/2009              6.764              8.638 0
VISC 9  2.70%
                      12/31/2008              N/A              6.801 0
                      12/31/2009              6.801              8.699 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 1
                      12/31/2009              6.814              8.719 10
VISI 11 1.80%
                      12/31/2008              N/A              7.031 33
                      12/31/2009              7.031              9.073 114
VISI 13 1.95%
                      12/31/2009              N/A              9.010 26
VISI 14 2.80%
                      12/31/2009              N/A              8.658 0
VISI 2  1.70%
                      12/31/2007              N/A              12.670 9
                      12/31/2008              12.670              7.056 11
                      12/31/2009              7.056              9.116 6
VISI 3  2.10%
                      12/31/2007              N/A              12.535 0
                      12/31/2008              12.535              6.953 24
                      12/31/2009              6.953              8.947 60
VISI 4  2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 6
                      12/31/2009              6.877              8.822 6
VISI 5  2.25%
                      12/31/2007              N/A              12.485 0
                      12/31/2008              12.485              6.915 13
                      12/31/2009              6.915              8.884 46
VISI 6  2.55%
                      12/31/2007              N/A              12.385 0
                      12/31/2008              12.385              6.839 1
                      12/31/2009              6.839              8.760 4
VISI 7  2.20%
                      12/31/2007              N/A              12.502 0
                      12/31/2008              12.502              6.928 61
                      12/31/2009              6.928              8.905 90
VISI 8  2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 8
                      12/31/2009              6.852              8.781 13
VISI 9  2.35%
                      12/31/2007              N/A              12.452 0
                      12/31/2008              12.452              6.890 55
                      12/31/2009              6.890              8.843 106
VISL 1  1.65%
                      12/31/2007              N/A              12.687 10
                      12/31/2008              12.687              7.069 14
                      12/31/2009              7.069              9.137 13
VISL 10 2.90%
                      12/31/2007              N/A              12.270 0
                      12/31/2008              12.270              6.752 16
                      12/31/2009              6.752              8.618 24
VISL 11 2.05%
                      12/31/2008              N/A              6.966 10
                      12/31/2009              6.966              8.968 24
VISL 13 3.05%
                      12/31/2009              N/A              8.558 0

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

45

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
                      12/31/2009              N/A              8.905 11
VISL 2  1.95%
                      12/31/2007              N/A              12.585 3
                      12/31/2008              12.585              6.992 11
                      12/31/2009              6.992              9.010 6
VISL 3  2.35%
                      12/31/2007              N/A              12.452 0
                      12/31/2008              12.452              6.890 21
                      12/31/2009              6.890              8.843 42
VISL 4  2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 1
                      12/31/2009              6.814              8.719 8
VISL 5  2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 5
                      12/31/2009              6.852              8.781 9
VISL 6  2.80%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              6.777 0
                      12/31/2009              6.777              8.658 3
VISL 7  2.45%
                      12/31/2007              N/A              12.418 0
                      12/31/2008              12.418              6.864 12
                      12/31/2009              6.864              8.801 16
VISL 8  2.75%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              6.789 12
                      12/31/2009              6.789              8.679 23
VISL 9  2.60%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              6.827 23
                      12/31/2009              6.827              8.740 30
AZL Van Kampen Equity and Income Fund
VISB 1  1.70%
                      12/31/2007              N/A              12.691 423
                      12/31/2008              12.691              9.492 446
                      12/31/2009              9.492              11.465 367
VISB 10 2.95%
                      12/31/2007              N/A              12.122 0
                      12/31/2008              12.122              8.954 16
                      12/31/2009              8.954              10.680 129
VISB 11 2.10%
                      12/31/2008              N/A              9.317 3
                      12/31/2009              9.317              11.207 9
VISB 13 3.10%
                      12/31/2009              N/A              10.590 48
VISB 14 2.25%
                      12/31/2009              N/A              11.112 30
VISB 2  2.00%
                      12/31/2007              N/A              12.552 104
                      12/31/2008              12.552              9.360 72
                      12/31/2009              9.360              11.271 124

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3  2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 50
                      12/31/2009              9.187              11.018 279
VISB 4  2.70%
                      12/31/2007              N/A              12.234 0
                      12/31/2008              12.234              9.059 15
                      12/31/2009              9.059              10.832 47
VISB 5  2.55%
                      12/31/2007              N/A              12.301 0
                      12/31/2008              12.301              9.123 23
                      12/31/2009              9.123              10.925 79
VISB 6  2.85%
                      12/31/2007              N/A              12.167 0
                      12/31/2008              12.167              8.996 5
                      12/31/2009              8.996              10.740 24
VISB 7  2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 102
                      12/31/2009              9.144              10.956 162
VISB 8  2.80%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              9.017 11
                      12/31/2009              9.017              10.771 250
VISB 9  2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 41
                      12/31/2009              9.080              10.863 470
VISC 1  2.45%
                      12/31/2008              N/A              9.165 5
                      12/31/2009              9.165              10.987 6
VISC 10 3.00%
                      12/31/2008              N/A              8.934 0
                      12/31/2009              8.934              10.650 6
VISC 11 2.30%
                      12/31/2009              N/A              11.081 3
VISC 12 3.15%
                      12/31/2009              N/A              10.560 5
VISC 13 1.75%
                      12/31/2009              N/A              11.423 22
VISC 2  2.75%
                      12/31/2008              N/A              9.038 0
                      12/31/2009              9.038              10.802 0
VISC 3  2.60%
                      12/31/2008              N/A              9.101 0
                      12/31/2009              9.101              10.894 2
VISC 4  2.90%
                      12/31/2008              N/A              8.975 0
                      12/31/2009              8.975              10.710 0
VISC 5  2.15%
                      12/31/2008              N/A              9.295 1
                      12/31/2009              9.295              11.176 2
VISC 7  2.55%
                      12/31/2008              N/A              9.123 6
                      12/31/2009              9.123              10.925 4

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

46

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8  2.85%
                      12/31/2008              N/A              8.996 1
                      12/31/2009              8.996              10.740 42
VISC 9  2.70%
                      12/31/2008              N/A              9.059 13
                      12/31/2009              9.059              10.832 50
VISI 10 2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 55
                      12/31/2009              9.080              10.863 401
VISI 11 1.80%
                      12/31/2008              N/A              9.448 82
                      12/31/2009              9.448              11.400 153
VISI 13 1.95%
                      12/31/2009              N/A              11.303 136
VISI 14 2.80%
                      12/31/2009              N/A              10.771 134
VISI 2  1.70%
                      12/31/2007              N/A              12.691 98
                      12/31/2008              12.691              9.492 112
                      12/31/2009              9.492              11.465 199
VISI 3  2.10%
                      12/31/2007              N/A              12.506 0
                      12/31/2008              12.506              9.317 196
                      12/31/2009              9.317              11.207 489
VISI 4  2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 25
                      12/31/2009              9.187              11.018 66
VISI 5  2.25%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              9.252 284
                      12/31/2009              9.252              11.112 532
VISI 6  2.55%
                      12/31/2007              N/A              12.301 0
                      12/31/2008              12.301              9.123 14
                      12/31/2009              9.123              10.925 70
VISI 7  2.20%
                      12/31/2007              N/A              12.461 0
                      12/31/2008              12.461              9.273 238
                      12/31/2009              9.273              11.144 411
VISI 8  2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 58
                      12/31/2009              9.144              10.956 1446
VISI 9  2.35%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              9.208 224
                      12/31/2009              9.208              11.050 1489
VISL 1  1.65%
                      12/31/2007              N/A              12.715 146
                      12/31/2008              12.715              9.515 135
                      12/31/2009              9.515              11.497 252

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
                      12/31/2007              N/A              12.144 0
                      12/31/2008              12.144              8.975 31
                      12/31/2009              8.975              10.710 361
VISL 11 2.05%
                      12/31/2008              N/A              9.339 27
                      12/31/2009              9.339              11.240 104
VISL 13 3.05%
                      12/31/2009              N/A              10.620 211
VISL 14 2.20%
                      12/31/2009              N/A              11.144 56
VISL 2  1.95%
                      12/31/2007              N/A              12.575 187
                      12/31/2008              12.575              9.382 197
                      12/31/2009              9.382              11.303 128
VISL 3  2.35%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              9.208 90
                      12/31/2009              9.208              11.050 155
VISL 4  2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 36
                      12/31/2009              9.080              10.863 63
VISL 5  2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 79
                      12/31/2009              9.144              10.956 182
VISL 6  2.80%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              9.017 20
                      12/31/2009              9.017              10.771 60
VISL 7  2.45%
                      12/31/2007              N/A              12.347 0
                      12/31/2008              12.347              9.165 95
                      12/31/2009              9.165              10.987 138
VISL 8  2.75%
                      12/31/2007              N/A              12.211 0
                      12/31/2008              12.211              9.038 12
                      12/31/2009              9.038              10.802 488
VISL 9  2.60%
                      12/31/2007              N/A              12.279 0
                      12/31/2008              12.279              9.101 94
                      12/31/2009              9.101              10.894 791
AZL Van Kampen Global Real Estate Fund
VISB 1  1.70%
                      12/31/2007              N/A              10.797 183
                      12/31/2008              10.797              5.750 276
                      12/31/2009              5.750              7.925 71
VISB 10 2.95%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              5.560 10
                      12/31/2009              5.560              7.569 17
VISB 11 2.10%
                      12/31/2008              N/A              5.689 12
                      12/31/2009              5.689              7.809 101

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

47

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13 3.10%
                      12/31/2009              N/A              7.527 2
VISB 14 2.25%
                      12/31/2009              N/A              7.766 15
VISB 2  2.00%
                      12/31/2007              N/A              10.743 34
                      12/31/2008              10.743              5.704 64
                      12/31/2009              5.704              7.838 34
VISB 3  2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 62
                      12/31/2009              5.643              7.723 198
VISB 4  2.70%
                      12/31/2007              N/A              10.618 0
                      12/31/2008              10.618              5.598 18
                      12/31/2009              5.598              7.639 28
VISB 5  2.55%
                      12/31/2007              N/A              10.645 0
                      12/31/2008              10.645              5.620 20
                      12/31/2009              5.620              7.681 124
VISB 6  2.85%
                      12/31/2007              N/A              10.591 0
                      12/31/2008              10.591              5.575 10
                      12/31/2009              5.575              7.597 31
VISB 7  2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 66
                      12/31/2009              5.628              7.695 99
VISB 8  2.80%
                      12/31/2007              N/A              10.600 0
                      12/31/2008              10.600              5.583 11
                      12/31/2009              5.583              7.611 33
VISB 9  2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 102
                      12/31/2009              5.605              7.653 110
VISC 1  2.45%
                      12/31/2008              N/A              5.635 11
                      12/31/2009              5.635              7.709 10
VISC 10 3.00%
                      12/31/2008              N/A              5.554 1
                      12/31/2009              5.554              7.555 1
VISC 11 2.30%
                      12/31/2009              N/A              7.752 1
VISC 12 3.15%
                      12/31/2009              N/A              7.514 1
VISC 13 1.75%
                      12/31/2009              N/A              7.910 0
VISC 2  2.75%
                      12/31/2008              N/A              5.590 0
                      12/31/2009              5.590              7.625 0
VISC 3  2.60%
                      12/31/2008              N/A              5.613 8
                      12/31/2009              5.613              7.667 7

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              5.568 0
                      12/31/2009              5.568              7.583 0
VISC 5  2.15%
                      12/31/2008              N/A              5.681 9
                      12/31/2009              5.681              7.795 12
VISC 7  2.55%
                      12/31/2008              N/A              5.620 4
                      12/31/2009              5.620              7.681 10
VISC 8  2.85%
                      12/31/2008              N/A              5.575 3
                      12/31/2009              5.575              7.597 2
VISC 9  2.70%
                      12/31/2008              N/A              5.598 14
                      12/31/2009              5.598              7.639 20
VISI 10 2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 40
                      12/31/2009              5.605              7.653 51
VISI 11 1.80%
                      12/31/2008              N/A              5.735 101
                      12/31/2009              5.735              7.896 158
VISI 13 1.95%
                      12/31/2009              N/A              7.852 69
VISI 14 2.80%
                      12/31/2009              N/A              7.611 2
VISI 2  1.70%
                      12/31/2007              N/A              10.797 40
                      12/31/2008              10.797              5.750 61
                      12/31/2009              5.750              7.925 29
VISI 3  2.10%
                      12/31/2007              N/A              10.725 0
                      12/31/2008              10.725              5.689 102
                      12/31/2009              5.689              7.809 201
VISI 4  2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 25
                      12/31/2009              5.643              7.723 46
VISI 5  2.25%
                      12/31/2007              N/A              10.698 0
                      12/31/2008              10.698              5.666 123
                      12/31/2009              5.666              7.766 242
VISI 6  2.55%
                      12/31/2007              N/A              10.645 0
                      12/31/2008              10.645              5.620 4
                      12/31/2009              5.620              7.681 11
VISI 7  2.20%
                      12/31/2007              N/A              10.707 0
                      12/31/2008              10.707              5.673 172
                      12/31/2009              5.673              7.781 249
VISI 8  2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 25
                      12/31/2009              5.628              7.695 61

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

48

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9  2.35%
                      12/31/2007              N/A              10.680 0
                      12/31/2008              10.680              5.651 211
                      12/31/2009              5.651              7.738 297
VISL 1  1.65%
                      12/31/2007              N/A              10.806 124
                      12/31/2008              10.806              5.758 172
                      12/31/2009              5.758              7.940 33
VISL 10 2.90%
                      12/31/2007              N/A              10.582 0
                      12/31/2008              10.582              5.568 22
                      12/31/2009              5.568              7.583 36
VISL 11 2.05%
                      12/31/2008              N/A              5.696 14
                      12/31/2009              5.696              7.824 36
VISL 13 3.05%
                      12/31/2009              N/A              7.541 2
VISL 14 2.20%
                      12/31/2009              N/A              7.781 14
VISL 2  1.95%
                      12/31/2007              N/A              10.752 21
                      12/31/2008              10.752              5.711 35
                      12/31/2009              5.711              7.852 14
VISL 3  2.35%
                      12/31/2007              N/A              10.680 0
                      12/31/2008              10.680              5.651 39
                      12/31/2009              5.651              7.738 104
VISL 4  2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 14
                      12/31/2009              5.605              7.653 33
VISL 5  2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 44
                      12/31/2009              5.628              7.695 118
VISL 6  2.80%
                      12/31/2007              N/A              10.600 0
                      12/31/2008              10.600              5.583 0
                      12/31/2009              5.583              7.611 5
VISL 7  2.45%
                      12/31/2007              N/A              10.662 0
                      12/31/2008              10.662              5.635 66
                      12/31/2009              5.635              7.709 111
VISL 8  2.75%
                      12/31/2007              N/A              10.609 0
                      12/31/2008              10.609              5.590 25
                      12/31/2009              5.590              7.625 46
VISL 9  2.60%
                      12/31/2007              N/A              10.636 0
                      12/31/2008              10.636              5.613 82
                      12/31/2009              5.613              7.667 109
AZL Van Kampen Growth and Income Fund
VISB 1  1.70%
                      12/31/2007              N/A              14.008 117
                      12/31/2008              14.008              9.246 175
                      12/31/2009              9.246              11.240 86

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10 2.95%
                      12/31/2007              N/A              12.887 0
                      12/31/2008              12.887              8.400 10
                      12/31/2009              8.400              10.085 15
VISB 11 2.10%
                      12/31/2008              N/A              8.967 3
                      12/31/2009              8.967              10.857 9
VISB 13 3.10%
                      12/31/2009              N/A              9.954 0
VISB 14 2.25%
                      12/31/2009              N/A              10.716 57
VISB 2 2.00%
                      12/31/2007              N/A              13.730 77
                      12/31/2008              13.730              9.036 134
                      12/31/2009              9.036              10.951 19
VISB 3  2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 89
                      12/31/2009              8.763              10.578 160
VISB 4  2.70%
                      12/31/2007              N/A              13.103 0
                      12/31/2008              13.103              8.563 13
                      12/31/2009              8.563              10.306 27
VISB 5  2.55%
                      12/31/2007              N/A              13.235 0
                      12/31/2008              13.235              8.662 20
                      12/31/2009              8.662              10.441 44
VISB 6  2.85%
                      12/31/2007              N/A              12.973 0
                      12/31/2008              12.973              8.465 7
                      12/31/2009              8.465              10.173 8
VISB 7  2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 32
                      12/31/2009              8.696              10.486 91
VISB 8  2.80%
                      12/31/2007              N/A              13.016 0
                      12/31/2008              13.016              8.498 15
                      12/31/2009              8.498              10.217 38
VISB 9  2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 36
                      12/31/2009              8.596              10.351 50
VISC 1  2.45%
                      12/31/2008              N/A              8.729 1
                      12/31/2009              8.729              10.532 1
VISC 10 3.00%
                      12/31/2008              N/A              8.368 0
                      12/31/2009              8.368              10.041 0
VISC 11 2.30%
                      12/31/2009              N/A              10.670 4
VISC 12 3.15%
                      12/31/2009              N/A              9.911 0
VISC 13 1.75%
                      12/31/2009              N/A              11.182 1

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

49

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2  2.75%
                      12/31/2008              N/A              8.530 5
                      12/31/2009              8.530              10.261 5
VISC 3  2.60%
                      12/31/2008              N/A              8.629 0
                      12/31/2009              8.629              10.396 0
VISC 4  2.90%
                      12/31/2008              N/A              8.433 0
                      12/31/2009              8.433              10.128 0
VISC 5  2.15%
                      12/31/2008              N/A              8.932 2
                      12/31/2009              8.932              10.810 12
VISC 7  2.55%
                      12/31/2008              N/A              8.662 1
                      12/31/2009              8.662              10.441 1
VISC 8  2.85%
                      12/31/2008              N/A              8.465 1
                      12/31/2009              8.465              10.173 1
VISC 9  2.70%
                      12/31/2008              N/A              8.563 6
                      12/31/2009              8.563              10.306 9
VISI 10 2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 18
                      12/31/2009              8.596              10.351 63
VISI 11 1.80%
                      12/31/2008              N/A              9.176 74
                      12/31/2009              9.176              11.143 214
VISI 13 1.95%
                      12/31/2009              N/A              10.999 154
VISI 14 2.80%
                      12/31/2009              N/A              10.217 5
VISI 2  1.70%
                      12/31/2007              N/A              14.008 24
                      12/31/2008              14.008              9.246 34
                      12/31/2009              9.246              11.240 19
VISI 3  2.10%
                      12/31/2007              N/A              13.639 0
                      12/31/2008              13.639              8.967 110
                      12/31/2009              8.967              10.857 227
VISI 4  2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 9
                      12/31/2009              8.763              10.578 22
VISI 5  2.25%
                      12/31/2007              N/A              13.503 0
                      12/31/2008              13.503              8.864 88
                      12/31/2009              8.864              10.716 173
VISI 6  2.55%
                      12/31/2007              N/A              13.235 0
                      12/31/2008              13.235              8.662 6
                      12/31/2009              8.662              10.441 16
VISI 7  2.20%
                      12/31/2007              N/A              13.548 0
                      12/31/2008              13.548              8.898 133
                      12/31/2009              8.898              10.763 245

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8  2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 46
                      12/31/2009              8.696              10.486 69
VISI 9  2.35%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              8.796 120
                      12/31/2009              8.796              10.624 236
VISL 1  1.65%
                      12/31/2007              N/A              14.055 31
                      12/31/2008              14.055              9.282 46
                      12/31/2009              9.282              11.289 18
VISL 10 2.90%
                      12/31/2007              N/A              12.930 0
                      12/31/2008              12.930              8.433 16
                      12/31/2009              8.433              10.128 49
VISL 11 2.05%
                      12/31/2008              N/A              9.001 35
                      12/31/2009              9.001              10.904 132
VISL 13 3.05%
                      12/31/2009              N/A              9.997 1
VISL 14 2.20%
                      12/31/2009              N/A              10.763 31
VISL 2  1.95%
                      12/31/2007              N/A              13.776 8
                      12/31/2008              13.776              9.071 22
                      12/31/2009              9.071              10.999 11
VISL 3  2.35%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              8.796 53
                      12/31/2009              8.796              10.624 87
VISL 4  2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 7
                      12/31/2009              8.596              10.351 11
VISL 5  2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 25
                      12/31/2009              8.696              10.486 50
VISL 6  2.80%
                      12/31/2007              N/A              13.016 0
                      12/31/2008              13.016              8.498 1
                      12/31/2009              8.498              10.217 10
VISL 7  2.45%
                      12/31/2007              N/A              13.324 0
                      12/31/2008              13.324              8.729 43
                      12/31/2009              8.729              10.532 92
VISL 8  2.75%
                      12/31/2007              N/A              13.060 0
                      12/31/2008              13.060              8.530 11
                      12/31/2009              8.530              10.261 37
VISL 9  2.60%
                      12/31/2007              N/A              13.191 0
                      12/31/2008              13.191              8.629 44
                      12/31/2009              8.629              10.396 74

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

50

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Van Kampen International Equity Fund
VISB 1  1.70%
                      12/31/2007              N/A              19.090 152
                      12/31/2008              19.090              13.407 192
                      12/31/2009              13.407              16.650 81
VISB 10 2.95%
                      12/31/2007              N/A              18.006 0
                      12/31/2008              18.006              12.488 6
                      12/31/2009              12.488              15.317 16
VISB 11 2.10%
                      12/31/2008              N/A              13.105 39
                      12/31/2009              13.105              16.211 115
VISB 13 3.10%
                      12/31/2009              N/A              15.164 0
VISB 14 2.25%
                      12/31/2009              N/A              16.049 49
VISB 2  2.00
                      12/31/2007              N/A              18.824 48
                      12/31/2008              18.824              13.180 28
                      12/31/2009              13.180              16.320 29
VISB 3  2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 58
                      12/31/2009              12.884              15.890 196
VISB 4  2.70%
                      12/31/2007              N/A              18.218 0
                      12/31/2008              18.218              12.667 7
                      12/31/2009              12.667              15.574 53
VISB 5  2.55%
                      12/31/2007              N/A              18.346 0
                      12/31/2008              18.346              12.775 20
                      12/31/2009              12.775              15.731 117
VISB 6  2.85%
                      12/31/2007              N/A              18.091 0
                      12/31/2008              18.091              12.559 4
                      12/31/2009              12.559              15.419 11
VISB 7  2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 81
                      12/31/2009              12.811              15.784 184
VISB 8  2.80%
                      12/31/2007              N/A              18.133 0
                      12/31/2008              18.133              12.595 14
                      12/31/2009              12.595              15.471 55
VISB 9  2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 69
                      12/31/2009              12.703              15.626 169
VISC 1  2.45%
                      12/31/2008              N/A              12.848 4
                      12/31/2009              12.848              15.837 9
VISC 10 3.00%
                      12/31/2008              N/A              12.453 0
                      12/31/2009              12.453              15.265 1
VISC 11 2.30%
                      12/31/2009              N/A              15.996 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
                      12/31/2009              N/A              15.113 0
VISC 13 1.75%
                      12/31/2009              N/A              16.581 1
VISC 2  2.75%
                      12/31/2008              N/A              12.631 0
                      12/31/2009              12.631              15.522 1
VISC 3  2.60%
                      12/31/2008              N/A              12.739 0
                      12/31/2009              12.739              15.679 2
VISC 4  2.90%
                      12/31/2008              N/A              12.524 0
                      12/31/2009              12.524              15.368 0
VISC 5  2.15%
                      12/31/2008              N/A              13.068 1
                      12/31/2009              13.068              16.157 9
VISC 7  2.55%
                      12/31/2008              N/A              12.775 5
                      12/31/2009              12.775              15.731 21
VISC 8  2.85%
                      12/31/2008              N/A              12.559 1
                      12/31/2009              12.559              15.419 7
VISC 9  2.70%
                      12/31/2008              N/A              12.667 10
                      12/31/2009              12.667              15.574 34
VISI 10 2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 24
                      12/31/2009              12.703              15.626 73
VISI 11 1.80%
                      12/31/2008              N/A              13.331 95
                      12/31/2009              13.331              16.539 304
VISI 13 1.95%
                      12/31/2009              N/A              16.374 140
VISI 14 2.80%
                      12/31/2009              N/A              15.471 0
VISI 2  1.70%
                      12/31/2007              N/A              19.090 60
                      12/31/2008              19.090              13.407 83
                      12/31/2009              13.407              16.650 34
VISI 3  2.10%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              13.105 168
                      12/31/2009              13.105              16.211 427
VISI 4  2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 24
                      12/31/2009              12.884              15.890 53
VISI 5  2.25%
                      12/31/2007              N/A              18.605 0
                      12/31/2008              18.605              12.994 159
                      12/31/2009              12.994              16.049 317
VISI 6  2.55%
                      12/31/2007              N/A              18.346 0
                      12/31/2008              18.346              12.775 12
                      12/31/2009              12.775              15.731 34

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

51

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7  2.20%
                      12/31/2007              N/A              18.649 0
                      12/31/2008              18.649              13.031 175
                      12/31/2009              13.031              16.103 432
VISI 8  2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 44
                      12/31/2009              12.811              15.784 96
VISI 9  2.35%
                      12/31/2007              N/A              18.519 0
                      12/31/2008              18.519              12.921 179
                      12/31/2009              12.921              15.943 415
VISL 1  1.65%
                      12/31/2007              N/A              19.135 86
                      12/31/2008              19.135              13.445 84
                      12/31/2009              13.445              16.706 20
VISL 10 2.90%
                      12/31/2007              N/A              18.049 0
                      12/31/2008              18.049              12.524 27
                      12/31/2009              12.524              15.368 56
VISL 11 2.05%
                      12/31/2008              N/A              13.143 18
                      12/31/2009              13.143              16.265 125
VISL 13 3.05%
                      12/31/2009              N/A              15.215 6
VISL 14 2.20%
                      12/31/2009              N/A              16.103 21
VISL 2  1.95%
                      12/31/2007              N/A              18.868 48
                      12/31/2008              18.868              13.218 60
                      12/31/2009              13.218              16.374 16
VISL 3  2.35%
                      12/31/2007              N/A              18.519 0
                      12/31/2008              18.519              12.921 51
                      12/31/2009              12.921              15.943 132
VISL 4  2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 8
                      12/31/2009              12.703              15.626 22
VISL 5  2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 48
                      12/31/2009              12.811              15.784 141
VISL 6  2.80%
                      12/31/2007              N/A              18.133 0
                      12/31/2008              18.133              12.595 7
                      12/31/2009              12.595              15.471 42
VISL 7  2.45%
                      12/31/2007              N/A              18.432 0
                      12/31/2008              18.432              12.848 99
                      12/31/2009              12.848              15.837 179
VISL 8  2.75%
                      12/31/2007              N/A              18.176 0
                      12/31/2008              18.176              12.631 16
                      12/31/2009              12.631              15.522 34

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9  2.60%
                      12/31/2007              N/A              18.303 0
                      12/31/2008              18.303              12.739 58
                      12/31/2009              12.739              15.679 142
AZL Van Kampen Mid Cap Growth Fund
VISB 1  1.70%
                      12/31/2007              N/A              15.872 220
                      12/31/2008              15.872              8.033 310
                      12/31/2009              8.033              12.451 100
VISB 10 2.95%
                      12/31/2007              N/A              14.601 0
                      12/31/2008              14.601              7.298 18
                      12/31/2009              7.298              11.171 93
VISB 11 2.10%
                      12/31/2008              N/A              7.790 35
                      12/31/2009              7.790              12.027 80
VISB 13 3.10%
                      12/31/2009              N/A              11.027 1
VISB 14 2.25%
                      12/31/2009              N/A              11.871 53
VISB2  2.00%
                      12/31/2007              N/A              15.557 92
                      12/31/2008              15.557              7.850 80
                      12/31/2009              7.850              12.131 134
VISB 3  2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 171
                      12/31/2009              7.613              11.718 306
VISB 4  2.70%
                      12/31/2007              N/A              14.847 0
                      12/31/2008              14.847              7.439 36
                      12/31/2009              7.439              11.416 92
VISB 5  2.55%
                      12/31/2007              N/A              14.996 0
                      12/31/2008              14.996              7.525 74
                      12/31/2009              7.525              11.566 154
VISB 6  2.85%
                      12/31/2007              N/A              14.699 0
                      12/31/2008              14.699              7.354 24
                      12/31/2009              7.354              11.269 24
VISB 7  2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 172
                      12/31/2009              7.554              11.616 229
VISB 8  2.80%
                      12/31/2007              N/A              14.748 0
                      12/31/2008              14.748              7.382 49
                      12/31/2009              7.382              11.318 120
VISB 9  2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 97
                      12/31/2009              7.468              11.466 235
VISC 1  2.45%
                      12/31/2008              N/A              7.583 27
                      12/31/2009              7.583              11.667 15

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

52

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 10 3.00%
                      12/31/2008              N/A              7.270 1
                      12/31/2009              7.270              11.123 2
VISC 11 2.30%
                      12/31/2009              N/A              11.820 8
VISC 12 3.15%
                      12/31/2009              N/A              10.979 2
VISC 13 1.75%
                      12/31/2009              N/A              12.388 0
VISC 2  2.75%
                      12/31/2008              N/A              7.411 0
                      12/31/2009              7.411              11.367 0
VISC 3  2.60%
                      12/31/2008              N/A              7.497 41
                      12/31/2009              7.497              11.516 2
VISC 4  2.90%
                      12/31/2008              N/A              7.326 0
                      12/31/2009              7.326              11.220 0
VISC 5  2.15%
                      12/31/2008              N/A              7.760 3
                      12/31/2009              7.760              11.975 3
VISC 7  2.55%
                      12/31/2008              N/A              7.525 5
                      12/31/2009              7.525              11.566 20
VISC 8  2.85%
                      12/31/2008              N/A              7.354 2
                      12/31/2009              7.354              11.269 0
VISC 9  2.70%
                      12/31/2008              N/A              7.439 11
                      12/31/2009              7.439              11.416 13
VISI 10 2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 30
                      12/31/2009              7.468              11.466 63
VISI 11 1.80%
                      12/31/2008              N/A              7.971 175
                      12/31/2009              7.971              12.344 348
VISI 13 1.95%
                      12/31/2009              N/A              12.184 125
VISI 14 2.80%
                      12/31/2009              N/A              11.318 0
VISI 2  1.70%
                      12/31/2007              N/A              15.872 61
                      12/31/2008              15.872              8.033 94
                      12/31/2009              8.033              12.451 30
VISI 3  2.10%
                      12/31/2007              N/A              15.454 0
                      12/31/2008              15.454              7.790 294
                      12/31/2009              7.790              12.027 421
VISI 4  2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 27
                      12/31/2009              7.613              11.718 62

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              15.300 0
                      12/31/2008              15.300              7.701 203
                      12/31/2009              7.701              11.871 390
VISI 6  2.55%
                      12/31/2007              N/A              14.996 0
                      12/31/2008              14.996              7.525 10
                      12/31/2009              7.525              11.566 55
VISI 7  2.20%
                      12/31/2007              N/A              15.351 0
                      12/31/2008              15.351              7.730 307
                      12/31/2009              7.730              11.923 437
VISI 8  2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 75
                      12/31/2009              7.554              11.616 135
VISI 9  2.35%
                      12/31/2007              N/A              15.198 0
                      12/31/2008              15.198              7.642 290
                      12/31/2009              7.642              11.769 496
VISL 1  1.65%
                      12/31/2007              N/A              15.925 117
                      12/31/2008              15.925              8.064 222
                      12/31/2009              8.064              12.506 77
VISL 10 2.90%
                      12/31/2007              N/A              14.650 0
                      12/31/2008              14.650              7.326 26
                      12/31/2009              7.326              11.220 61
VISL 11 2.05%
                      12/31/2008              N/A              7.820 47
                      12/31/2009              7.820              12.079 97
VISL 13 3.05%
                      12/31/2009              N/A              11.075 7
VISL 14 2.20%
                      12/31/2009              N/A              11.923 37
VISL 2  1.95%
                      12/31/2007              N/A              15.609 69
                      12/31/2008              15.609              7.880 54
                      12/31/2009              7.880              12.184 25
VISL 3  2.35%
                      12/31/2007              N/A              15.198 0
                      12/31/2008              15.198              7.642 86
                      12/31/2009              7.642              11.769 150
VISL 4  2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 37
                      12/31/2009              7.468              11.466 68
VISL 5  2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 99
                      12/31/2009              7.554              11.616 121
VISL 6  2.80%
                      12/31/2007              N/A              14.748 0
                      12/31/2008              14.748              7.382 5
                      12/31/2009              7.382              11.318 25

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

53

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2007              N/A              15.097 0
                      12/31/2008              15.097              7.583 133
                      12/31/2009              7.583              11.667 164
VISL 8  2.75%
                      12/31/2007              N/A              14.797 0
                      12/31/2008              14.797              7.411 44
                      12/31/2009              7.411              11.367 82
VISL 9  2.60%
                      12/31/2007              N/A              14.946 0
                      12/31/2008              14.946              7.497 154
                      12/31/2009              7.497              11.516 185
BlackRock Global Allocation V.I. Fund
VISB 1  1.70%
                      12/31/2008              N/A              7.903 258
                      12/31/2009              7.903              9.396 571
VISB 10 2.95%
                      12/31/2008              N/A              7.837 52
                      12/31/2009              7.837              9.201 459
VISB 11 2.10%
                      12/31/2008              N/A              7.882 135
                      12/31/2009              7.882              9.333 540
VISB 13 3.10%
                      12/31/2009              N/A              9.178 115
VISB 14 2.25%
                      12/31/2009              N/A              9.310 362
VISB 2  2.00%
                      12/31/2008              N/A              7.888 110
                      12/31/2009              7.888              9.349 641
VISB 3  2.40%
                      12/31/2008              N/A              7.866 179
                      12/31/2009              7.866              9.286 716
VISB 4  2.70%
                      12/31/2008              N/A              7.851 14
                      12/31/2009              7.851              9.240 70
VISB 5  2.55%
                      12/31/2008              N/A              7.858 74
                      12/31/2009              7.858              9.263 404
VISB 6  2.85%
                      12/31/2008              N/A              7.843 20
                      12/31/2009              7.843              9.217 38
VISB 7  2.50%
                      12/31/2008              N/A              7.861 301
                      12/31/2009              7.861              9.271 505
VISB 8  2.80%
                      12/31/2008              N/A              7.845 148
                      12/31/2009              7.845              9.224 1060
VISB 9  2.65%
                      12/31/2008              N/A              7.853 308
                      12/31/2009              7.853              9.248 1458
VISC 1  2.45%
                      12/31/2008              N/A              7.864 41
                      12/31/2009              7.864              9.278 37
VISC 10 3.00%
                      12/31/2008              N/A              7.835 66
                      12/31/2009              7.835              9.194 43

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%
                      12/31/2009              N/A              9.302 42
VISC 12 3.15%
                      12/31/2009              N/A              9.171 12
VISC 13 1.75%
                      12/31/2009              N/A              9.388 64
VISC 2  2.75%
                      12/31/2008              N/A              7.848 2
                      12/31/2009              7.848              9.232 1
VISC 3  2.60%
                      12/31/2008              N/A              7.856 66
                      12/31/2009              7.856              9.255 9
VISC 4  2.90%
                      12/31/2008              N/A              7.840 0
                      12/31/2009              7.840              9.209 0
VISC 5  2.15%
                      12/31/2008              N/A              7.880 53
                      12/31/2009              7.880              9.325 68
VISC 7  2.55%
                      12/31/2008              N/A              7.858 69
                      12/31/2009              7.858              9.263 45
VISC 8  2.85%
                      12/31/2008              N/A              7.843 38
                      12/31/2009              7.843              9.217 175
VISC 9  2.70%
                      12/31/2008              N/A              7.851 108
                      12/31/2009              7.851              9.240 163
VISI 10 2.65%
                      12/31/2008              N/A              7.853 101
                      12/31/2009              7.853              9.248 1039
VISI 11 1.80%
                      12/31/2008              N/A              7.898 681
                      12/31/2009              7.898              9.380 2077
VISI 13 1.95%
                      12/31/2009              N/A              9.356 1183
VISI 14 2.80%
                      12/31/2009              N/A              9.224 537
VISI 2  1.70%
                      12/31/2008              N/A              7.903 78
                      12/31/2009              7.903              9.396 1085
VISI 3  2.10%
                      12/31/2008              N/A              7.882 665
                      12/31/2009              7.882              9.333 1159
VISI 4  2.40%
                      12/31/2008              N/A              7.866 56
                      12/31/2009              7.866              9.286 93
VISI 5  2.25%
                      12/31/2008              N/A              7.874 411
                      12/31/2009              7.874              9.310 985
VISI 6  2.55%
                      12/31/2008              N/A              7.858 21
                      12/31/2009              7.858              9.263 65
VISI 7  2.20%
                      12/31/2008              N/A              7.877 1133
                      12/31/2009              7.877              9.317 2437

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

54

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8  2.50%
                      12/31/2008              N/A              7.861 186
                      12/31/2009              7.861              9.271 5080
VISI 9  2.35%
                      12/31/2008              N/A              7.869 1190
                      12/31/2009              7.869              9.294 7013
VISL 1  1.65%
                      12/31/2008              N/A              7.906 123
                      12/31/2009              7.906              9.403 1740
VISL 10 2.90%
                      12/31/2008              N/A              7.840 76
                      12/31/2009              7.840              9.209 909
VISL 11 2.05%
                      12/31/2008              N/A              7.885 920
                      12/31/2009              7.885              9.341 1754
VISL 13 3.05%
                      12/31/2009              N/A              9.186 731
VISL 14 2.20%
                      12/31/2009              N/A              9.317 557
VISL 2  1.95%
                      12/31/2008              N/A              7.890 34
                      12/31/2009              7.890              9.356 635
VISL 3  2.35%
                      12/31/2008              N/A              7.869 381
                      12/31/2009              7.869              9.294 819
VISL 4  2.65%
                      12/31/2008              N/A              7.853 79
                      12/31/2009              7.853              9.248 108
VISL 5  2.50%
                      12/31/2008              N/A              7.861 291
                      12/31/2009              7.861              9.271 698
VISL 6  2.80%
                      12/31/2008              N/A              7.845 22
                      12/31/2009              7.845              9.224 48
VISL 7  2.45%
                      12/31/2008              N/A              7.864 883
                      12/31/2009              7.864              9.278 1379
VISL 8  2.75%
                      12/31/2008              N/A              7.848 171
                      12/31/2009              7.848              9.232 2923
VISL 9  2.60%
                      12/31/2008              N/A              7.856 826
                      12/31/2009              7.856              9.255 4579
Davis VA Financial Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              15.460 32
                      12/31/2008              15.460              8.152 48
                      12/31/2009              8.152              11.315 21
VISB 10 2.95%
                      12/31/2007              N/A              14.003 0
                      12/31/2008              14.003              7.292 2
                      12/31/2009              7.292              9.995 6
VISB 11 2.10%
                      12/31/2008              N/A              7.866 34
                      12/31/2009              7.866              10.875 57

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13 3.10%
                      12/31/2009              N/A              9.847 0
VISB 14 2.25%
                      12/31/2009              N/A              10.714 16
VISB 2  2.00%
                      12/31/2007              N/A              15.097 11
                      12/31/2008              15.097              7.937 19
                      12/31/2009              7.937              10.983 15
VISB 3  2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 39
                      12/31/2009              7.659              10.556 50
VISB 4  2.70%
                      12/31/2007              N/A              14.283 0
                      12/31/2008              14.283              7.456 15
                      12/31/2009              7.456              10.246 20
VISB 5  2.55%
                      12/31/2007              N/A              14.454 0
                      12/31/2008              14.454              7.557 15
                      12/31/2009              7.557              10.400 44
VISB 6  2.85%
                      12/31/2007              N/A              14.114 0
                      12/31/2008              14.114              7.357 0
                      12/31/2009              7.357              10.095 10
VISB 7  2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 42
                      12/31/2009              7.591              10.452 52
VISB 8  2.80%
                      12/31/2007              N/A              14.170 0
                      12/31/2008              14.170              7.390 28
                      12/31/2009              7.390              10.145 18
VISB 9  2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 46
                      12/31/2009              7.490              10.297 47
VISC 1  2.45%
                      12/31/2008              N/A              7.624 1
                      12/31/2009              7.624              10.504 1
VISC 10 3.00%
                      12/31/2008              N/A              7.259 0
                      12/31/2009              7.259              9.946 0
VISC 11 2.30%
                      12/31/2009              N/A              10.661 1
VISC 12 3.15%
                      12/31/2009              N/A              9.799 0
VISC 13 1.75%
                      12/31/2009              N/A              11.250 0
VISC 2  2.75%
                      12/31/2008              N/A              7.423 3
                      12/31/2009              7.423              10.196 1
VISC 3  2.60%
                      12/31/2008              N/A              7.523 10
                      12/31/2009              7.523              10.349 2

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

55

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              7.324 0
                      12/31/2009              7.324              10.045 0
VISC 5  2.15%
                      12/31/2008              N/A              7.831 0
                      12/31/2009              7.831              10.821 10
VISC 7  2.55%
                      12/31/2008              N/A              7.557 9
                      12/31/2009              7.557              10.400 8
VISC 8  2.85%
                      12/31/2008              N/A              7.357 4
                      12/31/2009              7.357              10.095 3
VISC 9  2.70%
                      12/31/2008              N/A              7.456 2
                      12/31/2009              7.456              10.246 3
VISI 10 2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 16
                      12/31/2009              7.490              10.297 26
VISI 11 1.80%
                      12/31/2008              N/A              8.080 53
                      12/31/2009              8.080              11.204 123
VISI 13 1.95%
                      12/31/2009              N/A              11.038 64
VISI 14 2.80%
                      12/31/2009              N/A              10.145 2
VISI 2  1.70%
                      12/31/2007              N/A              15.460 15
                      12/31/2008              15.460              8.152 24
                      12/31/2009              8.152              11.315 11
VISI 3  2.10%
                      12/31/2007              N/A              14.978 0
                      12/31/2008              14.978              7.866 58
                      12/31/2009              7.866              10.875 127
VISI 4  2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 38
                      12/31/2009              7.659              10.556 44
VISI 5  2.25%
                      12/31/2007              N/A              14.801 0
                      12/31/2008              14.801              7.762 35
                      12/31/2009              7.762              10.714 69
VISI 6  2.55%
                      12/31/2007              N/A              14.454 0
                      12/31/2008              14.454              7.557 27
                      12/31/2009              7.557              10.400 30
VISI 7  2.20%
                      12/31/2007              N/A              14.860 0
                      12/31/2008              14.860              7.797 103
                      12/31/2009              7.797              10.768 162
VISI 8  2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 19
                      12/31/2009              7.591              10.452 40

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9  2.35%
                      12/31/2007              N/A              14.684 0
                      12/31/2008              14.684              7.693 91
                      12/31/2009              7.693              10.608 154
VISL 1  1.65%
                      12/31/2007              N/A              15.522 9
                      12/31/2008              15.522              8.189 18
                      12/31/2009              8.189              11.372 13
VISL 10 2.90%
                      12/31/2007              N/A              14.058 0
                      12/31/2008              14.058              7.324 10
                      12/31/2009              7.324              10.045 17
VISL 11 2.05%
                      12/31/2008              N/A              7.902 21
                      12/31/2009              7.902              10.929 28
VISL 13 3.05%
                      12/31/2009              N/A              9.896 6
VISL 14 2.20%
                      12/31/2009              N/A              10.768 27
VISL 2  1.95%
                      12/31/2007              N/A              15.157 22
                      12/31/2008              15.157              7.972 29
                      12/31/2009              7.972              11.038 4
VISL 3  2.35%
                      12/31/2007              N/A              14.684 0
                      12/31/2008              14.684              7.693 52
                      12/31/2009              7.693              10.608 56
VISL 4  2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 1
                      12/31/2009              7.490              10.297 1
VISL 5  2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 25
                      12/31/2009              7.591              10.452 26
VISL 6  2.80%
                      12/31/2007              N/A              14.170 0
                      12/31/2008              14.170              7.390 1
                      12/31/2009              7.390              10.145 2
VISL 7  2.45%
                      12/31/2007              N/A              14.569 0
                      12/31/2008              14.569              7.624 32
                      12/31/2009              7.624              10.504 58
VISL 8  2.75%
                      12/31/2007              N/A              14.226 0
                      12/31/2008              14.226              7.423 13
                      12/31/2009              7.423              10.196 17
VISL 9  2.60%
                      12/31/2007              N/A              14.396 0
                      12/31/2008              14.396              7.523 29
                      12/31/2009              7.523              10.349 49
Franklin High Income Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              23.984 55
                      12/31/2008              23.984              18.066 54
                      12/31/2009              18.066              25.345 55

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

56

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10 2.95%
                      12/31/2007              N/A              18.925 0
                      12/31/2008              18.925              14.078 5
                      12/31/2009              14.078              19.505 20
VISB 11 2.10%
                      12/31/2008              N/A              16.680 9
                      12/31/2009              16.680              23.307 31
VISB 13 3.10%
                      12/31/2009              N/A              18.902 3
VISB 14 2.25%
                      12/31/2009              N/A              22.586 34
VISB 2  2.00%
                      12/31/2007              N/A              22.658 18
                      12/31/2008              22.658              17.016 17
                      12/31/2009              17.016              23.801 26
VISB 3  2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 18
                      12/31/2009              15.711              21.887 178
VISB 4  2.70%
                      12/31/2007              N/A              19.844 0
                      12/31/2008              19.844              14.798 9
                      12/31/2009              14.798              20.554 43
VISB 5  2.55%
                      12/31/2007              N/A              20.416 0
                      12/31/2008              20.416              15.248 16
                      12/31/2009              15.248              21.210 44
VISB 6  2.85%
                      12/31/2007              N/A              19.287 0
                      12/31/2008              19.287              14.362 4
                      12/31/2009              14.362              19.918 14
VISB 7  2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 23
                      12/31/2009              15.401              21.434 54
VISB 8  2.80%
                      12/31/2007              N/A              19.471 0
                      12/31/2008              19.471              14.506 15
                      12/31/2009              14.506              20.128 82
VISB 9  2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 20
                      12/31/2009              14.947              20.770 116
VISC 1  2.45%
                      12/31/2008              N/A              15.555 5
                      12/31/2009              15.555              21.659 6
VISC 10 3.00%
                      12/31/2008              N/A              13.938 0
                      12/31/2009              13.938              19.302 8
VISC 11 2.30%
                      12/31/2009              N/A              22.351 6
VISC 12 3.15%
                      12/31/2009              N/A              18.705 2
VISC 13 1.75%
                      12/31/2009              N/A              25.076 4

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2  2.75%
                      12/31/2008              N/A              14.651 0
                      12/31/2009              14.651              20.340 0
VISC 3  2.60%
                      12/31/2008              N/A              15.097 4
                      12/31/2009              15.097              20.989 3
VISC 4  2.90%
                      12/31/2008              N/A              14.219 0
                      12/31/2009              14.219              19.710 0
VISC 5  2.15%
                      12/31/2008              N/A              16.515 2
                      12/31/2009              16.515              23.065 6
VISC 7  2.55%
                      12/31/2008              N/A              15.248 4
                      12/31/2009              15.248              21.210 4
VISC 8  2.85%
                      12/31/2008              N/A              14.362 0
                      12/31/2009              14.362              19.918 8
VISC 9  2.70%
                      12/31/2008              N/A              14.798 3
                      12/31/2009              14.798              20.554 10
VISI 10 2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 2
                      12/31/2009              14.947              20.770 48
VISI 11 1.80%
                      12/31/2008              N/A              17.709 51
                      12/31/2009              17.709              24.819 144
VISI 13 1.95%
                      12/31/2009              N/A              24.052 58
VISI 14 2.80%
                      12/31/2009              N/A              20.128 9
VISI 2  1.70%
                      12/31/2007              N/A              23.984 22
                      12/31/2008              23.984              18.066 15
                      12/31/2009              18.066              25.345 36
VISI 3  2.10%
                      12/31/2007              N/A              22.233 0
                      12/31/2008              22.233              16.680 27
                      12/31/2009              16.680              23.307 94
VISI 4  2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 9
                      12/31/2009              15.711              21.887 23
VISI 5  2.25%
                      12/31/2007              N/A              21.610 0
                      12/31/2008              21.610              16.188 13
                      12/31/2009              16.188              22.586 64
VISI 6  2.55%
                      12/31/2007              N/A              20.416 0
                      12/31/2008              20.416              15.248 2
                      12/31/2009              15.248              21.210 7
VISI 7  2.20%
                      12/31/2007              N/A              21.816 0
                      12/31/2008              21.816              16.351 58
                      12/31/2009              16.351              22.824 134

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

57

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8  2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 21
                      12/31/2009              15.401              21.434 158
VISI 9  2.35%
                      12/31/2007              N/A              21.204 0
                      12/31/2008              21.204              15.869 50
                      12/31/2009              15.869              22.118 254
VISL 1  1.65%
                      12/31/2007              N/A              24.212 34
                      12/31/2008              24.212              18.247 43
                      12/31/2009              18.247              25.612 71
VISL 10 2.90%
                      12/31/2007              N/A              19.106 0
                      12/31/2008              19.106              14.219 1
                      12/31/2009              14.219              19.710 21
VISL 11 2.05%
                      12/31/2008              N/A              16.848 21
                      12/31/2009              16.848              23.553 64
VISL 13 3.05%
                      12/31/2009              N/A              19.101 17
VISL 14 2.20%
                      12/31/2009              N/A              22.824 33
VISL 2  1.95%
                      12/31/2007              N/A              22.874 12
                      12/31/2008              22.874              17.187 13
                      12/31/2009              17.187              24.052 15
VISL 3  2.35%
                      12/31/2007              N/A              21.204 0
                      12/31/2008              21.204              15.869 20
                      12/31/2009              15.869              22.118 88
VISL 4  2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 9
                      12/31/2009              14.947              20.770 16
VISL 5  2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 7
                      12/31/2009              15.401              21.434 39
VISL 6  2.80%
                      12/31/2007              N/A              19.471 0
                      12/31/2008              19.471              14.506 0
                      12/31/2009              14.506              20.128 4
VISL 7  2.45%
                      12/31/2007              N/A              20.806 0
                      12/31/2008              20.806              15.555 25
                      12/31/2009              15.555              21.659 62
VISL 8  2.75%
                      12/31/2007              N/A              19.656 0
                      12/31/2008              19.656              14.651 4
                      12/31/2009              14.651              20.340 117
VISL 9  2.60%
                      12/31/2007              N/A              20.223 0
                      12/31/2008              20.223              15.097 17
                      12/31/2009              15.097              20.989 147

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin Income Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              45.811 240
                      12/31/2008              45.811              31.680 240
                      12/31/2009              31.680              42.233 41
VISB 10 2.95%
                      12/31/2007              N/A              36.149 0
                      12/31/2008              36.149              24.687 16
                      12/31/2009              24.687              32.501 12
VISB 11 2.10%
                      12/31/2008              N/A              29.250 55
                      12/31/2009              29.250              38.837 182
VISB 13 3.10%
                      12/31/2009              N/A              31.496 2
VISB 14 2.25%
                      12/31/2009              N/A              37.636 16
VISB 2  2.00%
                      12/31/2007              N/A              43.279 97
                      12/31/2008              43.279              29.840 65
                      12/31/2009              29.840              39.660 15
VISB 3  2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 93
                      12/31/2009              27.551              36.471 228
VISB 4  2.70%
                      12/31/2007              N/A              37.903 0
                      12/31/2008              37.903              25.950 5
                      12/31/2009              25.950              34.249 32
VISB 5  2.55%
                      12/31/2007              N/A              38.995 0
                      12/31/2008              38.995              26.738 44
                      12/31/2009              26.738              35.343 114
VISB 6  2.85%
                      12/31/2007              N/A              36.840 0
                      12/31/2008              36.840              25.185 3
                      12/31/2009              25.185              33.190 26
VISB 7  2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 95
                      12/31/2009              27.007              35.715 108
VISB 8  2.80%
                      12/31/2007              N/A              37.191 0
                      12/31/2008              37.191              25.437 29
                      12/31/2009              25.437              33.539 58
VISB 9  2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 62
                      12/31/2009              26.210              34.610 87
VISC 1  2.45%
                      12/31/2008              N/A              27.277 6
                      12/31/2009              27.277              36.091 10
VISC 10 3.00%
                      12/31/2008              N/A              24.442 1
                      12/31/2009              24.442              32.163 3

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

58

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%

                      12/31/2009              N/A              37.244 2
VISC 12 3.15%

                      12/31/2009              N/A              31.168 0
VISC 13 1.75%
                      12/31/2009              N/A              41.784 0
VISC 2  2.75%
                      12/31/2008              N/A              25.692 3
                      12/31/2009              25.692              33.892 3
VISC 3  2.60%
                      12/31/2008              N/A              26.473 7
                      12/31/2009              26.473              34.975 0
VISC 4  2.90%
                      12/31/2008              N/A              24.935 0
                      12/31/2009              24.935              32.844 0
VISC 5  2.15%
                      12/31/2008              N/A              28.960 15
                      12/31/2009              28.960              38.433 14
VISC 7  2.55%
                      12/31/2008              N/A              26.738 6
                      12/31/2009              26.738              35.343 7
VISC 8  2.85%
                      12/31/2008              N/A              25.185 2
                      12/31/2009              25.185              33.190 2
VISC 9  2.70%
                      12/31/2008              N/A              25.950 6
                      12/31/2009              25.950              34.249 9
VISI 10 2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 29
                      12/31/2009              26.210              34.610 65
VISI 11 1.80%
                      12/31/2008              N/A              31.055 343
                      12/31/2009              31.055              41.357 571
VISI 13 1.95%
                      12/31/2009              N/A              40.077 58
VISI 14 2.80%
                      12/31/2009              N/A              33.539 2
VISI 2  1.70%
                      12/31/2007              N/A              45.811 102
                      12/31/2008              45.811              31.680 109
                      12/31/2009              31.680              42.233 53
VISI 3  2.10%
                      12/31/2007              N/A              42.467 0
                      12/31/2008              42.467              29.250 241
                      12/31/2009              29.250              38.837 453
VISI 4  2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 35
                      12/31/2009              27.551              36.471 83
VISI 5  2.25%
                      12/31/2007              N/A              41.276 0
                      12/31/2008              41.276              28.388 143
                      12/31/2009              28.388              37.636 318

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6  2.55%
                      12/31/2007              N/A              38.995 0
                      12/31/2008              38.995              26.738 7
                      12/31/2009              26.738              35.343 29
VISI 7  2.20%
                      12/31/2007              N/A              41.669 0
                      12/31/2008              41.669              28.672 231
                      12/31/2009              28.672              38.032 339
VISI 8  2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 75
                      12/31/2009              27.007              35.715 130
VISI 9  2.35%
                      12/31/2007              N/A              40.502 0
                      12/31/2008              40.502              27.827 220
                      12/31/2009              27.827              36.855 313
VISL 1  1.65%
                      12/31/2007              N/A              46.247 257
                      12/31/2008              46.247              31.998 283
                      12/31/2009              31.998              42.677 31
VISL 10 2.90%
                      12/31/2007              N/A              36.493 0
                      12/31/2008              36.493              24.935 33
                      12/31/2009              24.935              32.844 61
VISL 11 2.05%
                      12/31/2008              N/A              29.544 140
                      12/31/2009              29.544              39.246 282
VISL 13 3.05%
                      12/31/2009              N/A              31.828 2
VISL 14 2.20%
                      12/31/2009              N/A              38.032 22
VISL 2  1.95%
                      12/31/2007              N/A              43.691 85
                      12/31/2008              43.691              30.139 71
                      12/31/2009              30.139              40.077 15
VISL 3  2.35%
                      12/31/2007              N/A              40.502 0
                      12/31/2008              40.502              27.827 123
                      12/31/2009              27.827              36.855 231
VISL 4  2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 19
                      12/31/2009              26.210              34.610 56
VISL 5  2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 68
                      12/31/2009              27.007              35.715 142
VISL 6  2.80%
                      12/31/2007              N/A              37.191 0
                      12/31/2008              37.191              25.437 13
                      12/31/2009              25.437              33.539 30
VISL 7  2.45%
                      12/31/2007              N/A              39.741 0
                      12/31/2008              39.741              27.277 123
                      12/31/2009              27.277              36.091 133

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

59

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8  2.75%
                      12/31/2007              N/A              37.545 0
                      12/31/2008              37.545              25.692 27
                      12/31/2009              25.692              33.892 60
VISL 9  2.60%
                      12/31/2007              N/A              38.628 0
                      12/31/2008              38.628              26.473 153
                      12/31/2009              26.473              34.975 179
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 1  1.70%
                      12/31/2007              N/A              9.232 256
                      12/31/2008              9.232              5.821 352
                      12/31/2009              5.821              7.454 111
VISB 10 2.95%
                      12/31/2007              N/A              9.175 0
                      12/31/2008              9.175              5.712 86
                      12/31/2009              5.712              7.224 163
VISB 11 2.10%
                      12/31/2008              N/A              5.786 82
                      12/31/2009              5.786              7.380 84
VISB 13 3.10%
                      12/31/2009              N/A              7.197 0
VISB 14 2.25%
                      12/31/2009              N/A              7.352 21
VISB 2  2.00%
                      12/31/2007              N/A              9.219 39
                      12/31/2008              9.219              5.795 175
                      12/31/2009              5.795              7.398 33
VISB 3  2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 666
                      12/31/2009              5.760              7.325 1097
VISB 4  2.70%
                      12/31/2007              N/A              9.187 0
                      12/31/2008              9.187              5.734 136
                      12/31/2009              5.734              7.270 157
VISB 5  2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 370
                      12/31/2009              5.747              7.297 541
VISB 6  2.85%
                      12/31/2007              N/A              9.180 0
                      12/31/2008              9.180              5.721 65
                      12/31/2009              5.721              7.243 85
VISB 7  2.50%
                      12/31/2007              N/A              9.195 0
                      12/31/2008              9.195              5.751 733
                      12/31/2009              5.751              7.306 829
VISB 8  2.80%
                      12/31/2007              N/A              9.182 0
                      12/31/2008              9.182              5.725 100
                      12/31/2009              5.725              7.251 135
VISB 9  2.65%
                      12/31/2007              N/A              9.188 0
                      12/31/2008              9.188              5.738 450
                      12/31/2009              5.738              7.278 536

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              5.755 32
                      12/31/2009              5.755              7.315 55
VISC 10 3.00%
                      12/31/2008              N/A              5.708 10
                      12/31/2009              5.708              7.215 5
VISC 11 2.30%
                      12/31/2009              N/A              7.342 3
VISC 12 3.15%
                      12/31/2009              N/A              7.188 0
VISC 13 1.75%
                      12/31/2009              N/A              7.444 0
VISC 2  2.75%
                      12/31/2008              N/A              5.729 6
                      12/31/2009              5.729              7.260 6
VISC 3  2.60%
                      12/31/2008              N/A              5.742 3
                      12/31/2009              5.742              7.288 5
VISC 4  2.90%
                      12/31/2008              N/A              5.717 1
                      12/31/2009              5.717              7.233 1
VISC 5  2.15%
                      12/31/2008              N/A              5.781 24
                      12/31/2009              5.781              7.370 48
VISC 7  2.55%
                      12/31/2008              N/A              5.747 50
                      12/31/2009              5.747              7.297 47
VISC 8  2.85%
                      12/31/2008              N/A              5.721 29
                      12/31/2009              5.721              7.243 85
VISC 9  2.70%
                      12/31/2008              N/A              5.734 16
                      12/31/2009              5.734              7.270 13
VISI 10 2.65%
                      12/31/2007              N/A              9.188 0
                      12/31/2008              9.188              5.738 278
                      12/31/2009              5.738              7.278 337
VISI 11 1.80%
                      12/31/2008              N/A              5.812 415
                      12/31/2009              5.812              7.435 682
VISI 13 1.95%
                      12/31/2009              N/A              7.407 132
VISI 14 2.80%
                      12/31/2009              N/A              7.251 7
VISI 2  1.70%
                      12/31/2007              N/A              9.232 97
                      12/31/2008              9.232              5.821 224
                      12/31/2009              5.821              7.454 183
VISI 3  2.10%
                      12/31/2007              N/A              9.214 0
                      12/31/2008              9.214              5.786 968
                      12/31/2009              5.786              7.380 1229
VISI 4  2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 188
                      12/31/2009              5.760              7.325 242

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

60

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              9.207 0
                      12/31/2008              9.207              5.773 809
                      12/31/2009              5.773              7.352 958
VISI 6  2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 11
                      12/31/2009              5.747              7.297 11
VISI 7  2.20%
                      12/31/2007              N/A              9.209 0
                      12/31/2008              9.209              5.777 1583
                      12/31/2009              5.777              7.361 2111
VISI 8  2.50%
                      12/31/2007              N/A              9.195 0
                      12/31/2008              9.195              5.751 441
                      12/31/2009              5.751              7.306 644
VISI 9  2.35%
                      12/31/2007              N/A              9.202 0
                      12/31/2008              9.202              5.764 1510
                      12/31/2009              5.764              7.333 2193
VISL 1  1.65%
                      12/31/2007              N/A              9.235 326
                      12/31/2008              9.235              5.825 641
                      12/31/2009              5.825              7.463 237
VISL 10 2.90%
                      12/31/2007              N/A              9.177 0
                      12/31/2008              9.177              5.717 130
                      12/31/2009              5.717              7.233 171
VISL 11 2.05%
                      12/31/2008              N/A              5.790 172
                      12/31/2009              5.790              7.389 446
VISL 13 3.05%
                      12/31/2009              N/A              7.206 30
VISL 14 2.20%
                      12/31/2009              N/A              7.361 69
VISL 2  1.95%
                      12/31/2007              N/A              9.221 58
                      12/31/2008              9.221              5.799 93
                      12/31/2009              5.799              7.407 46
VISL 3  2.35%
                      12/31/2007              N/A              9.203 0
                      12/31/2008              9.203              5.764 738
                      12/31/2009              5.764              7.334 864
VISL 4  2.65%
                      12/31/2007              N/A              9.189 0
                      12/31/2008              9.189              5.738 119
                      12/31/2009              5.738              7.279 232
VISL 5  2.50%
                      12/31/2007              N/A              9.196 0
                      12/31/2008              9.196              5.751 263
                      12/31/2009              5.751              7.306 470
VISL 6  2.80%
                      12/31/2007              N/A              9.182 0
                      12/31/2008              9.182              5.726 45
                      12/31/2009              5.726              7.252 64

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2007              N/A              9.198 0
                      12/31/2008              9.198              5.755 1255
                      12/31/2009              5.755              7.315 1246
VISL 8  2.75%
                      12/31/2007              N/A              9.184 0
                      12/31/2008              9.184              5.729 191
                      12/31/2009              5.729              7.260 188
VISL 9  2.60%
                      12/31/2007              N/A              9.191 0
                      12/31/2008              9.191              5.742 747
                      12/31/2009              5.742              7.288 850
Franklin U.S. Government Fund
VISB 1  1.70%
                      12/31/2007              N/A              24.767 29
                      12/31/2008              24.767              26.196 55
                      12/31/2009              26.196              26.551 74
VISB 11 2.10%
                      12/31/2008              N/A              24.199 14
                      12/31/2009              24.199              24.430 19
VISB 13 3.10%
                      12/31/2009              N/A              19.838 76
VISB 14 2.25%
                      12/31/2009              N/A              23.679 32
VISB 10 2.95%
                      12/31/2007              N/A              19.576 0
                      12/31/2008              19.576              20.448 14
                      12/31/2009              20.448              20.468 97
VISB 2  2.00%
                      12/31/2007              N/A              23.408 12
                      12/31/2008              23.408              24.684 38
                      12/31/2009              24.684              24.944 18
VISB 3  2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 68
                      12/31/2009              22.803              22.951 173
VISB 4  2.70%
                      12/31/2007              N/A              20.519 0
                      12/31/2008              20.519              21.486 7
                      12/31/2009              21.486              21.561 8
VISB 5  2.55%
                      12/31/2007              N/A              21.106 0
                      12/31/2008              21.106              22.135 20
                      12/31/2009              22.135              22.245 43
VISB 6  2.85%
                      12/31/2007              N/A              19.948 0
                      12/31/2008              19.948              20.857 10
                      12/31/2009              20.857              20.898 12
VISB 7  2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 64
                      12/31/2009              22.355              22.478 141
VISB 8  2.80%
                      12/31/2007              N/A              20.137 0
                      12/31/2008              20.137              21.065 26
                      12/31/2009              21.065              21.117 129

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

61

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9  2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 52
                      12/31/2009              21.700              21.787 199
VISC 1  2.45%
                      12/31/2008              N/A              22.578 19
                      12/31/2009              22.578              22.713 13
VISC 10 3.00%
                      12/31/2008              N/A              20.246 0
                      12/31/2009              20.246              20.256 1
VISC 11 2.30%
                      12/31/2009              N/A              23.434 5
VISC 12 3.15%
                      12/31/2009              N/A              19.633 1
VISC 13 1.75%
                      12/31/2009              N/A              26.193 14
VISC 2  2.75%
                      12/31/2008              N/A              21.274 2
                      12/31/2009              21.274              21.338 2
VISC 3  2.60%
                      12/31/2008              N/A              21.916 15
                      12/31/2009              21.916              22.015 12
VISC 4  2.90%
                      12/31/2008              N/A              20.651 0
                      12/31/2009              20.651              20.682 0
VISC 5  2.15%
                      12/31/2008              N/A              23.961 7
                      12/31/2009              23.961              24.177 18
VISC 7  2.55%
                      12/31/2008              N/A              22.135 4
                      12/31/2009              22.135              22.245 5
VISC 8  2.85%
                      12/31/2008              N/A              20.857 0
                      12/31/2009              20.857              20.898 4
VISC 9  2.70%
                      12/31/2008              N/A              21.486 11
                      12/31/2009              21.486              21.561 16
VISI 10 2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 15
                      12/31/2009              21.700              21.787 105
VISI 11 1.80%
                      12/31/2008              N/A              25.682 78
                      12/31/2009              25.682              26.004 202
VISI 13 1.95%
                      12/31/2009              N/A              25.205 64
VISI 14 2.80%
                      12/31/2009              N/A              21.117 55
VISI 2  1.70%
                      12/31/2007              N/A              24.767 8
                      12/31/2008              24.767              26.196 32
                      12/31/2009              26.196              26.551 70
VISI 3  2.10%
                      12/31/2007              N/A              22.971 0
                      12/31/2008              22.971              24.199 94
                      12/31/2009              24.199              24.430 207

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4  2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 17
                      12/31/2009              22.803              22.951 42
VISI 5  2.25%
                      12/31/2007              N/A              22.332 0
                      12/31/2008              22.332              23.491 40
                      12/31/2009              23.491              23.679 155
VISI 6  2.55%
                      12/31/2007              N/A              21.106 0
                      12/31/2008              21.106              22.135 1
                      12/31/2009              22.135              22.245 5
VISI 7  2.20%
                      12/31/2007              N/A              22.543 0
                      12/31/2008              22.543              23.725 137
                      12/31/2009              23.725              23.926 183
VISI 8  2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 24
                      12/31/2009              22.355              22.478 254
VISI 9  2.35%
                      12/31/2007              N/A              21.916 0
                      12/31/2008              21.916              23.030 119
                      12/31/2009              23.030              23.191 429
VISL 1  1.65%
                      12/31/2007              N/A              25.001 9
                      12/31/2008              25.001              26.457 13
                      12/31/2009              26.457              26.829 25
VISL 10 2.90%
                      12/31/2007              N/A              19.761 0
                      12/31/2008              19.761              20.651 7
                      12/31/2009              20.651              20.682 83
VISL 11 2.05%
                      12/31/2008              N/A              24.440 40
                      12/31/2009              24.440              24.685 56
VISL 13 3.05%
                      12/31/2009              N/A              20.046 27
VISL 14 2.20%
                      12/31/2009              N/A              23.926 10
VISL 2  1.95%
                      12/31/2007              N/A              23.629 0
                      12/31/2008              23.629              24.930 13
                      12/31/2009              24.930              25.205 38
VISL 3  2.35%
                      12/31/2007              N/A              21.916 0
                      12/31/2008              21.916              23.030 29
                      12/31/2009              23.030              23.191 65
VISL 4  2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 19
                      12/31/2009              21.700              21.787 67
VISL 5  2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 30
                      12/31/2009              22.355              22.478 44

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

62

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              20.137 0
                      12/31/2008              20.137              21.065 4
                      12/31/2009              21.065              21.117 10
VISL 7  2.45%
                      12/31/2007              N/A              21.507 0
                      12/31/2008              21.507              22.578 31
                      12/31/2009              22.578              22.713 85
VISL 8  2.75%
                      12/31/2007              N/A              20.327 0
                      12/31/2008              20.327              21.274 11
                      12/31/2009              21.274              21.338 79
VISL 9  2.60%
                      12/31/2007              N/A              20.909 0
                      12/31/2008              20.909              21.916 72
                      12/31/2009              21.916              22.015 231
Franklin Zero Coupon Fund 2010
VISB 1  1.70%
                      12/31/2007              N/A              37.784 7
                      12/31/2008              37.784              39.930 25
                      12/31/2009              39.930              39.431 6
VISB 10 2.95%
                      12/31/2007              N/A              29.866 0
                      12/31/2008              29.866              31.169 6
                      12/31/2009              31.169              30.397 41
VISB 11 2.10%
                      12/31/2008              N/A              36.887 1
                      12/31/2009              36.887              36.281 3
VISB 13 3.10%
                      12/31/2009              N/A              29.463 7
VISB 14 2.25%
                      12/31/2009              N/A              35.166 2
VISB 2  2.00%
                      12/31/2007              N/A              35.710 0
                      12/31/2008              35.710              37.626 43
                      12/31/2009              37.626              37.044 4
VISB 3  2.40%
                      12/31/2007              N/A              33.122 0
                      12/31/2008              33.122              34.758 31
                      12/31/2009              34.758              34.085 9
VISB 4  2.70%
                      12/31/2007              N/A              31.304 0
                      12/31/2008              31.304              32.752 2
                      12/31/2009              32.752              32.021 6
VISB 5  2.55%
                      12/31/2007              N/A              32.200 0
                      12/31/2008              32.200              33.740 28
                      12/31/2009              33.740              33.037 9
VISB 6  2.85%
                      12/31/2007              N/A              30.433 0
                      12/31/2008              30.433              31.793 2
                      12/31/2009              31.793              31.037 0
VISB 7  2.50%
                      12/31/2007              N/A              32.504 0
                      12/31/2008              32.504              34.076 27
                      12/31/2009              34.076              33.382 28

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8  2.80%
                      12/31/2007              N/A              30.721 0
                      12/31/2008              30.721              32.110 3
                      12/31/2009              32.110              31.361 26
VISB 9  2.65%
                      12/31/2007              N/A              31.600 0
                      12/31/2008              31.600              33.078 7
                      12/31/2009              33.078              32.356 30
VISC 1  2.45%
                      12/31/2008              N/A              34.416 1
                      12/31/2009              34.416              33.732 5
VISC 10 3.00%
                      12/31/2008              N/A              30.862 2
                      12/31/2009              30.862              30.083 1
VISC 11 2.30%
                      12/31/2009              N/A              34.802 0
VISC 12 3.15%
                      12/31/2009              N/A              29.158 0
VISC 13 1.75%
                      12/31/2009              N/A              38.996 0
VISC 2  2.75%
                      12/31/2008              N/A              32.429 0
                      12/31/2009              32.429              31.690 0
VISC 3  2.60%
                      12/31/2008              N/A              33.408 1
                      12/31/2009              33.408              32.695 0
VISC 4  2.90%
                      12/31/2008              N/A              31.479 0
                      12/31/2009              31.479              30.715 0
VISC 5  2.15%
                      12/31/2008              N/A              36.524 0
                      12/31/2009              36.524              35.905 3
VISC 7  2.55%
                      12/31/2008              N/A              33.740 4
                      12/31/2009              33.740              33.037 4
VISC 8  2.85%
                      12/31/2008              N/A              31.793 0
                      12/31/2009              31.793              31.037 1
VISC 9  2.70%
                      12/31/2008              N/A              32.752 0
                      12/31/2009              32.752              32.021 0
VISI 10 2.65%
                      12/31/2007              N/A              31.600 0
                      12/31/2008              31.600              33.078 8
                      12/31/2009              33.078              32.356 15
VISI 11 1.80%
                      12/31/2008              N/A              39.147 14
                      12/31/2009              39.147              38.619 20
VISI 13 1.95%
                      12/31/2009              N/A              37.432 13
VISI 14 2.80%
                      12/31/2009              N/A              31.361 1
VISI 2  1.70%
                      12/31/2007              N/A              37.784 1
                      12/31/2008              37.784              39.930 9
                      12/31/2009              39.930              39.431 5

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

63

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3  2.10%
                      12/31/2007              N/A              35.045 0
                      12/31/2008              35.045              36.887 17
                      12/31/2009              36.887              36.281 32
VISI 4  2.40%
                      12/31/2007              N/A              33.122 0
                      12/31/2008              33.122              34.758 8
                      12/31/2009              34.758              34.085 0
VISI 5  2.25%
                      12/31/2007              N/A              34.070 0
                      12/31/2008              34.070              35.807 15
                      12/31/2009              35.807              35.166 34
VISI 6  2.55%
                      12/31/2007              N/A              32.200 0
                      12/31/2008              32.200              33.740 0
                      12/31/2009              33.740              33.037 0
VISI 7  2.20%
                      12/31/2007              N/A              34.392 0
                      12/31/2008              34.392              36.164 35
                      12/31/2009              36.164              35.534 54
VISI 8  2.50%
                      12/31/2007              N/A              32.504 0
                      12/31/2008              32.504              34.076 12
                      12/31/2009              34.076              33.382 32
VISI 9  2.35%
                      12/31/2007              N/A              33.435 0
                      12/31/2008              33.435              35.104 56
                      12/31/2009              35.104              34.441 88
VISL 1  1.65%
                      12/31/2007              N/A              38.141 1
                      12/31/2008              38.141              40.328 10
                      12/31/2009              40.328              39.844 3
VISL 10 2.90%
                      12/31/2007              N/A              30.148 0
                      12/31/2008              30.148              31.479 0
                      12/31/2009              31.479              30.715 16
VISL 11 2.05%
                      12/31/2008              N/A              37.255 2
                      12/31/2009              37.255              36.661 9
VISL 13 3.05%
                      12/31/2009              N/A              29.771 2
VISL 14 2.20%
                      12/31/2009              N/A              35.534 3
VISL 2  1.95%
                      12/31/2007              N/A              36.048 0
                      12/31/2008              36.048              38.000 1
                      12/31/2009              38.000              37.432 4
VISL 3  2.35%
                      12/31/2007              N/A              33.435 0
                      12/31/2008              33.435              35.104 16
                      12/31/2009              35.104              34.441 13
VISL 4  2.65%
                      12/31/2007              N/A              31.600 0
                      12/31/2008              31.600              33.078 1
                      12/31/2009              33.078              32.356 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5  2.50%
                      12/31/2007              N/A              32.504 0
                      12/31/2008              32.504              34.076 8
                      12/31/2009              34.076              33.382 6
VISL 6  2.80%
                      12/31/2007              N/A              30.721 0
                      12/31/2008              30.721              32.110 0
                      12/31/2009              32.110              31.361 0
VISL 7  2.45%
                      12/31/2007              N/A              32.812 0
                      12/31/2008              32.812              34.416 12
                      12/31/2009              34.416              33.732 14
VISL 8  2.75%
                      12/31/2007              N/A              31.011 0
                      12/31/2008              31.011              32.429 8
                      12/31/2009              32.429              31.690 21
VISL 9  2.60%
                      12/31/2007              N/A              31.899 0
                      12/31/2008              31.899              33.408 16
                      12/31/2009              33.408              32.695 29
Mutual Global Discovery Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              28.848 298
                      12/31/2008              28.848              20.291 310
                      12/31/2009              20.291              24.600 88
VISB 10 2.95%
                      12/31/2007              N/A              25.094 0
                      12/31/2008              25.094              17.430 25
                      12/31/2009              17.430              20.869 43
VISB 11 2.10%
                      12/31/2008              N/A              19.328 17
                      12/31/2009              19.328              23.339 43
VISB 13 3.10%
                      12/31/2009              N/A              20.461 2
VISB 14 2.25%
                      12/31/2009              N/A              22.883 19
VISB 2  2.00%
                      12/31/2007              N/A              27.899 89
                      12/31/2008              27.899              19.564 88
                      12/31/2009              19.564              23.648 31
VISB 3  2.40%
                      12/31/2007              N/A              26.682 0
                      12/31/2008              26.682              18.635 63
                      12/31/2009              18.635              22.435 217
VISB 4  2.70%
                      12/31/2007              N/A              25.803 0
                      12/31/2008              25.803              17.968 11
                      12/31/2009              17.968              21.567 35
VISB 5  2.55%
                      12/31/2007              N/A              26.239 0
                      12/31/2008              26.239              18.299 84
                      12/31/2009              18.299              21.997 249
VISB 6  2.85%
                      12/31/2007              N/A              25.375 0
                      12/31/2008              25.375              17.643 5
                      12/31/2009              17.643              21.145 26

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

64

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7  2.50%
                      12/31/2007              N/A              26.386 0
                      12/31/2008              26.386              18.410 99
                      12/31/2009              18.410              22.142 166
VISB 8  2.80%
                      12/31/2007              N/A              25.517 0
                      12/31/2008              25.517              17.751 53
                      12/31/2009              17.751              21.285 85
VISB 9  2.65%
                      12/31/2007              N/A              25.948 0
                      12/31/2008              25.948              18.078 94
                      12/31/2009              18.078              21.709 150
VISC 1  2.45%
                      12/31/2008              N/A              18.523 6
                      12/31/2009              18.523              22.288 11
VISC 10 3.00%
                      12/31/2008              N/A              17.324 1
                      12/31/2009              17.324              20.732 2
VISC 11 2.30%

                      12/31/2009              N/A              22.732 1
VISC 12 3.15%

                      12/31/2009              N/A              20.327 0
VISC 13 1.75%
                      12/31/2009              N/A              24.441 0
VISC 2  2.75%
                      12/31/2008              N/A              17.859 0
                      12/31/2009              17.859              21.426 0
VISC 3  2.60%
                      12/31/2008              N/A              18.188 1
                      12/31/2009              18.188              21.853 5
VISC 4  2.90%
                      12/31/2008              N/A              17.536 0
                      12/31/2009              17.536              21.007 0
VISC 5  2.15%
                      12/31/2008              N/A              19.211 4
                      12/31/2009              19.211              23.186 14
VISC 7  2.55%
                      12/31/2008              N/A              18.299 5
                      12/31/2009              18.299              21.997 9
VISC 8  2.85%
                      12/31/2008              N/A              17.643 5
                      12/31/2009              17.643              21.145 4
VISC 9  2.70%
                      12/31/2008              N/A              17.968 9
                      12/31/2009              17.968              21.567 13
VISI 10 2.65%
                      12/31/2007              N/A              25.948 0
                      12/31/2008              25.948              18.078 33
                      12/31/2009              18.078              21.709 80
VISI 11 1.80%
                      12/31/2008              N/A              20.046 152
                      12/31/2009              20.046              24.278 319
VISI 13 1.95%
                      12/31/2009              N/A              23.804 152

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 14 2.80%
                      12/31/2009              N/A              21.285 1
VISI 2  1.70%
                      12/31/2007              N/A              28.848 62
                      12/31/2008              28.848              20.291 81
                      12/31/2009              20.291              24.600 77
VISI 3  2.10%
                      12/31/2007              N/A              27.590 0
                      12/31/2008              27.590              19.328 167
                      12/31/2009              19.328              23.339 376
VISI 4  2.40%
                      12/31/2007              N/A              26.682 0
                      12/31/2008              26.682              18.635 20
                      12/31/2009              18.635              22.435 51
VISI 5  2.25%
                      12/31/2007              N/A              27.132 0
                      12/31/2008              27.132              18.978 82
                      12/31/2009              18.978              22.883 247
VISI 6  2.55%
                      12/31/2007              N/A              26.239 0
                      12/31/2008              26.239              18.299 6
                      12/31/2009              18.299              21.997 20
VISI 7  2.20%
                      12/31/2007              N/A              27.283 0
                      12/31/2008              27.283              19.094 239
                      12/31/2009              19.094              23.034 403
VISI 8  2.50%
                      12/31/2007              N/A              26.386 0
                      12/31/2008              26.386              18.410 70
                      12/31/2009              18.410              22.142 118
VISI 9  2.35%
                      12/31/2007              N/A              26.831 0
                      12/31/2008              26.831              18.749 277
                      12/31/2009              18.749              22.583 444
VISL 1  1.65%
                      12/31/2007              N/A              29.010 125
                      12/31/2008              29.010              20.415 150
                      12/31/2009              20.415              24.762 52
VISL 10 2.90%
                      12/31/2007              N/A              25.234 0
                      12/31/2008              25.234              17.536 24
                      12/31/2009              17.536              21.007 70
VISL 11 2.05%
                      12/31/2008              N/A              19.446 65
                      12/31/2009              19.446              23.493 103
VISL 13 3.05%
                      12/31/2009              N/A              20.596 4
VISL 14 2.20%
                      12/31/2009              N/A              23.034 46
VISL 2  1.95%
                      12/31/2007              N/A              28.055 36
                      12/31/2008              28.055              19.683 36
                      12/31/2009              19.683              23.804 23

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

65

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 3  2.35%
                      12/31/2007              N/A              26.831 0
                      12/31/2008              26.831              18.749 76
                      12/31/2009              18.749              22.583 129
VISL 4  2.65%
                      12/31/2007              N/A              25.948 0
                      12/31/2008              25.948              18.078 21
                      12/31/2009              18.078              21.709 44
VISL 5  2.50%
                      12/31/2007              N/A              26.386 0
                      12/31/2008              26.386              18.410 57
                      12/31/2009              18.410              22.142 124
VISL 6  2.80%
                      12/31/2007              N/A              25.517 0
                      12/31/2008              25.517              17.751 10
                      12/31/2009              17.751              21.285 9
VISL 7  2.45%
                      12/31/2007              N/A              26.533 0
                      12/31/2008              26.533              18.523 108
                      12/31/2009              18.523              22.288 165
VISL 8  2.75%
                      12/31/2007              N/A              25.660 0
                      12/31/2008              25.660              17.859 33
                      12/31/2009              17.859              21.426 64
VISL 9  2.60%
                      12/31/2007              N/A              26.093 0
                      12/31/2008              26.093              18.188 140
                      12/31/2009              18.188              21.853 202
Mutual Shares Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              23.353 494
                      12/31/2008              23.353              14.439 522
                      12/31/2009              14.439              17.893 95
VISB 10 2.95%
                      12/31/2007              N/A              20.314 0
                      12/31/2008              20.314              12.403 25
                      12/31/2009              12.403              15.180 40
VISB 11 2.10%
                      12/31/2008              N/A              13.754 24
                      12/31/2009              13.754              16.976 124
VISB 13 3.10%
                      12/31/2009              N/A              14.883 0
VISB 14 2.25%
                      12/31/2009              N/A              16.644 8
VISB 2  2.00%
                      12/31/2007              N/A              22.584 182
                      12/31/2008              22.584              13.922 140
                      12/31/2009              13.922              17.201 30
VISB 3  2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 158
                      12/31/2009              13.261              16.319 453
VISB 4  2.70%
                      12/31/2007              N/A              20.888 0
                      12/31/2008              20.888              12.786 9
                      12/31/2009              12.786              15.687 62

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 5  2.55%
                      12/31/2007              N/A              21.241 0
                      12/31/2008              21.241              13.021 83
                      12/31/2009              13.021              16.000 298
VISB 6  2.85%
                      12/31/2007              N/A              20.541 0
                      12/31/2008              20.541              12.555 10
                      12/31/2009              12.555              15.381 67
VISB 7  2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 191
                      12/31/2009              13.101              16.106 238
VISB 8  2.80%
                      12/31/2007              N/A              20.656 0
                      12/31/2008              20.656              12.632 40
                      12/31/2009              12.632              15.482 98
VISB 9  2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 161
                      12/31/2009              12.864              15.791 232
VISC 1  2.45%
                      12/31/2008              N/A              13.181 23
                      12/31/2009              13.181              16.212 22
VISC 10 3.00%
                      12/31/2008              N/A              12.328 0
                      12/31/2009              12.328              15.080 0
VISC 11 2.30%

                      12/31/2009              N/A              16.535 2
VISC 12 3.15%

                      12/31/2009              N/A              14.785 0
VISC 13 1.75%
                      12/31/2009              N/A              17.778 1
VISC 2  2.75%
                      12/31/2008              N/A              12.709 0
                      12/31/2009              12.709              15.584 0
VISC 3  2.60%
                      12/31/2008              N/A              12.942 20
                      12/31/2009              12.942              15.895 4
VISC 4  2.90%
                      12/31/2008              N/A              12.479 0
                      12/31/2009              12.479              15.280 0
VISC 5  2.15%
                      12/31/2008              N/A              13.670 6
                      12/31/2009              13.670              16.865 22
VISC 7  2.55%
                      12/31/2008              N/A              13.021 6
                      12/31/2009              13.021              16.000 11
VISC 8  2.85%
                      12/31/2008              N/A              12.555 1
                      12/31/2009              12.555              15.381 1
VISC 9  2.70%
                      12/31/2008              N/A              12.786 14
                      12/31/2009              12.786              15.687 19

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

66

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 10 2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 44
                      12/31/2009              12.864              15.791 79
VISI 11 1.80%
                      12/31/2008              N/A              14.265 202
                      12/31/2009              14.265              17.659 400
VISI 13 1.95%
                      12/31/2009              N/A              17.314 144
VISI 14 2.80%
                      12/31/2009              N/A              15.482 1
VISI 2  1.70%
                      12/31/2007              N/A              23.353 126
                      12/31/2008              23.353              14.439 165
                      12/31/2009              14.439              17.893 89
VISI 3  2.10%
                      12/31/2007              N/A              22.334 0
                      12/31/2008              22.334              13.754 310
                      12/31/2009              13.754              16.976 712
VISI 4  2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 35
                      12/31/2009              13.261              16.319 97
VISI 5  2.25%
                      12/31/2007              N/A              21.963 0
                      12/31/2008              21.963              13.505 214
                      12/31/2009              13.505              16.644 565
VISI 6  2.55%
                      12/31/2007              N/A              21.241 0
                      12/31/2008              21.241              13.021 10
                      12/31/2009              13.021              16.000 52
VISI 7  2.20%
                      12/31/2007              N/A              22.086 0
                      12/31/2008              22.086              13.587 388
                      12/31/2009              13.587              16.754 602
VISI 8  2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 91
                      12/31/2009              13.101              16.106 160
VISI 9  2.35%
                      12/31/2007              N/A              21.720 0
                      12/31/2008              21.720              13.342 366
                      12/31/2009              13.342              16.427 570
VISL 1  1.65%
                      12/31/2007              N/A              23.484 373
                      12/31/2008              23.484              14.527 413
                      12/31/2009              14.527              18.011 79
VISL 10 2.90%
                      12/31/2007              N/A              20.427 0
                      12/31/2008              20.427              12.479 19
                      12/31/2009              12.479              15.280 26
VISL 11 2.05%
                      12/31/2008              N/A              13.837 67
                      12/31/2009              13.837              17.088 169
VISL 13 3.05%
                      12/31/2009              N/A              14.981 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 14 2.20%
                      12/31/2009              N/A              16.754 48
VISL 2  1.95%
                      12/31/2007              N/A              22.711 77
                      12/31/2008              22.711              14.007 79
                      12/31/2009              14.007              17.314 23
VISL 3  2.35%
                      12/31/2007              N/A              21.720 0
                      12/31/2008              21.720              13.342 157
                      12/31/2009              13.342              16.427 316
VISL 4  2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 18
                      12/31/2009              12.864              15.791 58
VISL 5  2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 104
                      12/31/2009              13.101              16.106 222
VISL 6  2.80%
                      12/31/2007              N/A              20.656 0
                      12/31/2008              20.656              12.632 8
                      12/31/2009              12.632              15.482 24
VISL 7  2.45%
                      12/31/2007              N/A              21.479 0
                      12/31/2008              21.479              13.181 178
                      12/31/2009              13.181              16.212 233
VISL 8  2.75%
                      12/31/2007              N/A              20.772 0
                      12/31/2008              20.772              12.709 27
                      12/31/2009              12.709              15.584 54
VISL 9  2.60%
                      12/31/2007              N/A              21.122 0
                      12/31/2008              21.122              12.942 159
                      12/31/2009              12.942              15.895 246
PIMCO VIT All Asset Portfolio
VISB 1  1.70%

                      12/31/2007              N/A              12.811 33
                      12/31/2008              12.811              10.599 57
                      12/31/2009              10.599              12.668 79
VISB 10 2.95%
                      12/31/2007              N/A              12.236 0
                      12/31/2008              12.236              9.997 7
                      12/31/2009              9.997              11.801 55
VISB 11 2.10%
                      12/31/2008              N/A              10.403 53
                      12/31/2009              10.403              12.384 79
VISB 13 3.10%
                      12/31/2009              N/A              11.701 29
VISB 14 2.25%
                      12/31/2009              N/A              12.279 6
VISB 2  2.00%

                      12/31/2007              N/A              12.670 8
                      12/31/2008              12.670              10.451 30
                      12/31/2009              10.451              12.455 47

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

67

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 3  2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 37
                      12/31/2009              10.258              12.175 74
VISB 4  2.70%
                      12/31/2007              N/A              12.349 0
                      12/31/2008              12.349              10.115 5
                      12/31/2009              10.115              11.970 14
VISB 5  2.55%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              10.186 7
                      12/31/2009              10.186              12.072 33
VISB 6  2.85%
                      12/31/2007              N/A              12.281 0
                      12/31/2008              12.281              10.044 3
                      12/31/2009              10.044              11.868 10
VISB 7  2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 32
                      12/31/2009              10.210              12.106 72
VISB 8  2.80%
                      12/31/2007              N/A              12.304 0
                      12/31/2008              12.304              10.068 11
                      12/31/2009              10.068              11.902 128
VISB 9  2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 31
                      12/31/2009              10.139              12.004 239
VISC 1  2.45%
                      12/31/2008              N/A              10.234 7
                      12/31/2009              10.234              12.141 16
VISC 10 3.00%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              11.767 13
VISC 11 2.30%
                      12/31/2009              N/A              12.244 0
VISC 12 3.15%
                      12/31/2009              N/A              11.668 6
VISC 13 1.75%
                      12/31/2009              N/A              13.367 4
VISC 2  2.75%
                      12/31/2008              N/A              10.091 1
                      12/31/2009              10.091              11.936 1
VISC 3  2.60%
                      12/31/2008              N/A              10.162 6
                      12/31/2009              10.162              12.038 7
VISC 4  2.90%
                      12/31/2008              N/A              10.021 0
                      12/31/2009              10.021              11.834 0
VISC 5  2.15%
                      12/31/2008              N/A              10.378 8
                      12/31/2009              10.378              12.349 6
VISC 7  2.55%
                      12/31/2008              N/A              10.186 6
                      12/31/2009              10.186              12.072 17

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 8  2.85%
                      12/31/2008              N/A              10.044 0
                      12/31/2009              10.044              11.868 46
VISC 9  2.70%
                      12/31/2008              N/A              10.115 4
                      12/31/2009              10.115              11.970 44
VISI 10 2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 16
                      12/31/2009              10.139              12.004 149
VISI 11 1.80%
                      12/31/2008              N/A              10.550 128
                      12/31/2009              10.550              12.597 378
VISI 13 1.95%
                      12/31/2009              N/A              12.490 104
VISI 14 2.80%
                      12/31/2009              N/A              11.902 44
VISI 2  1.70%
                      12/31/2007              N/A              12.811 10
                      12/31/2008              12.811              10.599 20
                      12/31/2009              10.599              12.668 85
VISI 3  2.10%
                      12/31/2007              N/A              12.624 0
                      12/31/2008              12.624              10.403 123
                      12/31/2009              10.403              12.384 261
VISI 4  2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 5
                      12/31/2009              10.258              12.175 23
VISI 5  2.25%
                      12/31/2007              N/A              12.555 0
                      12/31/2008              12.555              10.330 42
                      12/31/2009              10.330              12.279 155
VISI 6  2.55%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              10.186 6
                      12/31/2009              10.186              12.072 14
VISI 7  2.20%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              10.354 122
                      12/31/2009              10.354              12.314 236
VISI 8  2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 31
                      12/31/2009              10.210              12.106 635
VISI 9  2.35%
                      12/31/2007              N/A              12.509 0
                      12/31/2008              12.509              10.282 141
                      12/31/2009              10.282              12.210 799
VISL 1  1.65%
                      12/31/2007              N/A              12.834 53
                      12/31/2008              12.834              10.624 97
                      12/31/2009              10.624              12.704 201

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

68

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
                      12/31/2007              N/A              12.259 0
                      12/31/2008              12.259              10.021 9
                      12/31/2009              10.021              11.834 126
VISL 11 2.05%
                      12/31/2008              N/A              10.427 262
                      12/31/2009              10.427              12.419 239
VISL 13 3.05%
                      12/31/2009              N/A              11.734 79
VISL 14 2.20%
                      12/31/2009              N/A              12.314 80
VISL 2  1.95%
                      12/31/2007              N/A              12.694 3
                      12/31/2008              12.694              10.476 9
                      12/31/2009              10.476              12.490 110
VISL 3  2.35%
                      12/31/2007              N/A              12.509 0
                      12/31/2008              12.509              10.282 93
                      12/31/2009              10.282              12.210 174
VISL 4  2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 8
                      12/31/2009              10.139              12.004 11
VISL 5  2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 40
                      12/31/2009              10.210              12.106 103
VISL 6  2.80%
                      12/31/2007              N/A              12.304 0
                      12/31/2008              12.304              10.068 2
                      12/31/2009              10.068              11.902 2
VISL 7  2.45%
                      12/31/2007              N/A              12.463 0
                      12/31/2008              12.463              10.234 124
                      12/31/2009              10.234              12.141 193
VISL 8  2.75%
                      12/31/2007              N/A              12.326 0
                      12/31/2008              12.326              10.091 16
                      12/31/2009              10.091              11.936 320
VISL 9  2.60%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              10.162 164
                      12/31/2009              10.162              12.038 468
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              12.713 90
                      12/31/2008              12.713              7.025 199
                      12/31/2009              7.025              9.775 67
VISB 10 2.95%
                      12/31/2007              N/A              12.295 0
                      12/31/2008              12.295              6.710 46
                      12/31/2009              6.710              9.220 65
VISB 11 2.10%
                      12/31/2008              N/A              6.923 75
                      12/31/2009              6.923              9.594 128

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 13 3.10%
                      12/31/2009              N/A              9.156 21
VISB 14 2.25%
                      12/31/2009              N/A              9.527 58
VISB 2  2.00%
                      12/31/2007              N/A              12.612 14
                      12/31/2008              12.612              6.948 59
                      12/31/2009              6.948              9.639 44
VISB 3  2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 117
                      12/31/2009              6.847              9.460 197
VISB 4  2.70%
                      12/31/2007              N/A              12.378 0
                      12/31/2008              12.378              6.772 33
                      12/31/2009              6.772              9.329 72
VISB 5  2.55%
                      12/31/2007              N/A              12.428 0
                      12/31/2008              12.428              6.809 70
                      12/31/2009              6.809              9.394 190
VISB 6  2.85%
                      12/31/2007              N/A              12.328 0
                      12/31/2008              12.328              6.734 20
                      12/31/2009              6.734              9.263 44
VISB 7  2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 201
                      12/31/2009              6.822              9.416 259
VISB 8  2.80%
                      12/31/2007              N/A              12.345 0
                      12/31/2008              12.345              6.747 63
                      12/31/2009              6.747              9.285 133
VISB 9  2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 140
                      12/31/2009              6.784              9.350 250
VISC 1  2.45%
                      12/31/2008              N/A              6.834 28
                      12/31/2009              6.834              9.438 38
VISC 10 3.00%
                      12/31/2008              N/A              6.697 3
                      12/31/2009              6.697              9.199 7
VISC 11 2.30%
                      12/31/2009              N/A              9.505 7
VISC 12 3.15%
                      12/31/2009              N/A              9.134 2
VISC 13 1.75%
                      12/31/2009              N/A              9.752 4
VISC 2  2.75%
                      12/31/2008              N/A              6.759 1
                      12/31/2009              6.759              9.307 1
VISC 3  2.60%
                      12/31/2008              N/A              6.797 17
                      12/31/2009              6.797              9.372 20

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

69

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 4  2.90%
                      12/31/2008              N/A              6.722 0
                      12/31/2009              6.722              9.242 0
VISC 5  2.15%
                      12/31/2008              N/A              6.910 15
                      12/31/2009              6.910              9.572 17
VISC 7  2.55%
                      12/31/2008              N/A              6.809 12
                      12/31/2009              6.809              9.394 41
VISC 8  2.85%
                      12/31/2008              N/A              6.734 1
                      12/31/2009              6.734              9.263 10
VISC 9  2.70%
                      12/31/2008              N/A              6.772 14
                      12/31/2009              6.772              9.329 35
VISI 10 2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 52
                      12/31/2009              6.784              9.350 61
VISI 11 1.80%
                      12/31/2008              N/A              7.000 241
                      12/31/2009              7.000              9.730 445
VISI 13 1.95%
                      12/31/2009              N/A              9.662 200
VISI 14 2.80%
                      12/31/2009              N/A              9.285 1
VISI 2  1.70%
                      12/31/2007              N/A              12.713 23
                      12/31/2008              12.713              7.025 48
                      12/31/2009              7.025              9.775 67
VISI 3  2.10%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              6.923 213
                      12/31/2009              6.923              9.594 379
VISI 4  2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 70
                      12/31/2009              6.847              9.460 78
VISI 5  2.25%
                      12/31/2007              N/A              12.528 0
                      12/31/2008              12.528              6.885 159
                      12/31/2009              6.885              9.527 329
VISI 6  2.55%
                      12/31/2007              N/A              12.428 0
                      12/31/2008              12.428              6.809 6
                      12/31/2009              6.809              9.394 22
VISI 7  2.20%
                      12/31/2007              N/A              12.544 0
                      12/31/2008              12.544              6.897 414
                      12/31/2009              6.897              9.549 648
VISI 8  2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 77
                      12/31/2009              6.822              9.416 166

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 9  2.35%
                      12/31/2007              N/A              12.494 0
                      12/31/2008              12.494              6.859 387
                      12/31/2009              6.859              9.483 682
VISL 1  1.65%
                      12/31/2007              N/A              12.730 54
                      12/31/2008              12.730              7.038 105
                      12/31/2009              7.038              9.798 55
VISL 10 2.90%
                      12/31/2007              N/A              12.312 0
                      12/31/2008              12.312              6.722 43
                      12/31/2009              6.722              9.242 63
VISL 11 2.05%
                      12/31/2008              N/A              6.935 101
                      12/31/2009              6.935              9.617 144
VISL 13 3.05%
                      12/31/2009              N/A              9.177 9
VISL 14 2.20%
                      12/31/2009              N/A              9.549 46
VISL 2  1.95%
                      12/31/2007              N/A              12.629 13
                      12/31/2008              12.629              6.961 34
                      12/31/2009              6.961              9.662 17
VISL 3  2.35%
                      12/31/2007              N/A              12.494 0
                      12/31/2008              12.494              6.859 126
                      12/31/2009              6.859              9.483 170
VISL 4  2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 26
                      12/31/2009              6.784              9.350 30
VISL 5  2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 82
                      12/31/2009              6.822              9.416 143
VISL 6  2.80%
                      12/31/2007              N/A              12.345 0
                      12/31/2008              12.345              6.747 17
                      12/31/2009              6.747              9.285 26
VISL 7  2.45%
                      12/31/2007              N/A              12.461 0
                      12/31/2008              12.461              6.834 154
                      12/31/2009              6.834              9.438 215
VISL 8  2.75%
                      12/31/2007              N/A              12.361 0
                      12/31/2008              12.361              6.759 35
                      12/31/2009              6.759              9.307 74
VISL 9  2.60%
                      12/31/2007              N/A              12.411 0
                      12/31/2008              12.411              6.797 103
                      12/31/2009              6.797              9.372 160
PIMCO VIT Emerging Markets Bond Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              12.189 99
                      12/31/2008              12.189              10.234 100
                      12/31/2009              10.234              13.139 96

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

70

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 10 2.95%
                      12/31/2007              N/A              11.788 0
                      12/31/2008              11.788              9.774 4
                      12/31/2009              9.774              12.393 72
VISB 11 2.10%
                      12/31/2008              N/A              10.084 16
                      12/31/2009              10.084              12.895 26
VISB 13 3.10%
                      12/31/2009              N/A              12.306 17
VISB 14 2.25%
                      12/31/2009              N/A              12.805 8
VISB 2  2.00%
                      12/31/2007              N/A              12.091 30
                      12/31/2008              12.091              10.122 27
                      12/31/2009              10.122              12.956 61
VISB 3  2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 57
                      12/31/2009              9.974              12.716 135
VISB 4  2.70%
                      12/31/2007              N/A              11.867 0
                      12/31/2008              11.867              9.864 10
                      12/31/2009              9.864              12.538 44
VISB 5  2.55%
                      12/31/2007              N/A              11.915 0
                      12/31/2008              11.915              9.919 22
                      12/31/2009              9.919              12.627 59
VISB 6  2.85%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              9.810 6
                      12/31/2009              9.810              12.451 22
VISB 7  2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 40
                      12/31/2009              9.937              12.656 46
VISB 8  2.80%
                      12/31/2007              N/A              11.835 0
                      12/31/2008              11.835              9.828 7
                      12/31/2009              9.828              12.480 76
VISB 9  2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 31
                      12/31/2009              9.882              12.568 85
VISC 1  2.45%
                      12/31/2008              N/A              9.955 1
                      12/31/2009              9.955              12.686 7
VISC 10 3.00%
                      12/31/2008              N/A              9.756 0
                      12/31/2009              9.756              12.364 6
VISC 11 2.30%
                      12/31/2009              N/A              12.775 1
VISC 12 3.15%
                      12/31/2009              N/A              12.277 3
VISC 13 1.75%
                      12/31/2009              N/A              13.108 10

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 2  2.75%
                      12/31/2008              N/A              9.846 0
                      12/31/2009              9.846              12.509 0
VISC 3  2.60%
                      12/31/2008              N/A              9.901 1
                      12/31/2009              9.901              12.597 17
VISC 4  2.90%
                      12/31/2008              N/A              9.792 0
                      12/31/2009              9.792              12.422 0
VISC 5  2.15%
                      12/31/2008              N/A              10.066 1
                      12/31/2009              10.066              12.865 5
VISC 7  2.55%
                      12/31/2008              N/A              9.919 0
                      12/31/2009              9.919              12.627 3
VISC 8  2.85%
                      12/31/2008              N/A              9.810 0
                      12/31/2009              9.810              12.451 3
VISC 9  2.70%
                      12/31/2008              N/A              9.864 1
                      12/31/2009              9.864              12.538 9
VISI 10 2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 1
                      12/31/2009              9.882              12.568 58
VISI 11 1.80%
                      12/31/2008              N/A              10.196 47
                      12/31/2009              10.196              13.077 134
VISI 13 1.95%
                      12/31/2009              N/A              12.986 56
VISI 14 2.80%
                      12/31/2009              N/A              12.480 21
VISI 2  1.70%
                      12/31/2007              N/A              12.189 28
                      12/31/2008              12.189              10.234 34
                      12/31/2009              10.234              13.139 110
VISI 3  2.10%
                      12/31/2007              N/A              12.059 0
                      12/31/2008              12.059              10.084 55
                      12/31/2009              10.084              12.895 117
VISI 4  2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 6
                      12/31/2009              9.974              12.716 12
VISI 5  2.25%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.029 22
                      12/31/2009              10.029              12.805 80
VISI 6  2.55%
                      12/31/2007              N/A              11.915 0
                      12/31/2008              11.915              9.919 4
                      12/31/2009              9.919              12.627 16
VISI 7  2.20%
                      12/31/2007              N/A              12.027 0
                      12/31/2008              12.027              10.047 126
                      12/31/2009              10.047              12.835 209

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

71

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 8  2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 32
                      12/31/2009              9.937              12.656 145
VISI 9  2.35%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              9.992 77
                      12/31/2009              9.992              12.745 297
VISL 1  1.65%
                      12/31/2007              N/A              12.205 23
                      12/31/2008              12.205              10.253 29
                      12/31/2009              10.253              13.170 133
VISL 10 2.90%
                      12/31/2007              N/A              11.804 0
                      12/31/2008              11.804              9.792 11
                      12/31/2009              9.792              12.422 48
VISL 11 2.05%
                      12/31/2008              N/A              10.103 16
                      12/31/2009              10.103              12.925 59
VISL 13 3.05%
                      12/31/2009              N/A              12.335 20
VISL 14 2.20%
                      12/31/2009              N/A              12.835 10
VISL 2  1.95%
                      12/31/2007              N/A              12.108 15
                      12/31/2008              12.108              10.140 13
                      12/31/2009              10.140              12.986 37
VISL 3  2.35%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              9.992 33
                      12/31/2009              9.992              12.745 76
VISL 4  2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 9
                      12/31/2009              9.882              12.568 19
VISL 5  2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 18
                      12/31/2009              9.937              12.656 68
VISL 6  2.80%
                      12/31/2007              N/A              11.835 0
                      12/31/2008              11.835              9.828 3
                      12/31/2009              9.828              12.480 15
VISL 7  2.45%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              9.955 48
                      12/31/2009              9.955              12.686 52
VISL 8  2.75%
                      12/31/2007              N/A              11.851 0
                      12/31/2008              11.851              9.846 19
                      12/31/2009              9.846              12.509 63
VISL 9  2.60%
                      12/31/2007              N/A              11.899 0
                      12/31/2008              11.899              9.901 38
                      12/31/2009              9.901              12.597 103

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 1  1.70%
                      12/31/2007              N/A              10.357 176
                      12/31/2008              10.357              10.096 167
                      12/31/2009              10.096              11.600 55
VISB 10 2.95%
                      12/31/2007              N/A              10.016 0
                      12/31/2008              10.016              9.642 6
                      12/31/2009              9.642              10.941 66
VISB 11 2.10%
                      12/31/2008              N/A              9.948 16
                      12/31/2009              9.948              11.385 12
VISB 13 3.10%
                      12/31/2009              N/A              10.864 19
VISB 14 2.25%
                      12/31/2009              N/A              11.305 8
VISB 2  2.00%
                      12/31/2007              N/A              10.274 48
                      12/31/2008              10.274              9.985 61
                      12/31/2009              9.985              11.438 85
VISB 3  2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 54
                      12/31/2009              9.839              11.226 176
VISB 4  2.70%
                      12/31/2007              N/A              10.084 0
                      12/31/2008              10.084              9.731 24
                      12/31/2009              9.731              11.069 29
VISB 5  2.55%
                      12/31/2007              N/A              10.124 0
                      12/31/2008              10.124              9.785 32
                      12/31/2009              9.785              11.147 70
VISB 6  2.85%
                      12/31/2007              N/A              10.043 0
                      12/31/2008              10.043              9.678 1
                      12/31/2009              9.678              10.992 5
VISB 7  2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 89
                      12/31/2009              9.803              11.174 98
VISB 8  2.80%
                      12/31/2007              N/A              10.057 0
                      12/31/2008              10.057              9.695 18
                      12/31/2009              9.695              11.018 59
VISB 9  2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 57
                      12/31/2009              9.749              11.095 135
VISC 1  2.45%
                      12/31/2008              N/A              9.821 6
                      12/31/2009              9.821              11.200 18
VISC 10 3.00%
                      12/31/2008              N/A              9.624 1
                      12/31/2009              9.624              10.915 4
VISC 11 2.30%
                      12/31/2009              N/A              11.279 2

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

72

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 12 3.15%
                      12/31/2009              N/A              10.839 5
VISC 13 1.75%
                      12/31/2009              N/A              11.572 5
VISC 2  2.75%
                      12/31/2008              N/A              9.713 1
                      12/31/2009              9.713              11.044 1
VISC 3  2.60%
                      12/31/2008              N/A              9.767 14
                      12/31/2009              9.767              11.121 22
VISC 4  2.90%
                      12/31/2008              N/A              9.660 0
                      12/31/2009              9.660              10.966 0
VISC 5  2.15%
                      12/31/2008              N/A              9.930 6
                      12/31/2009              9.930              11.358 4
VISC 7  2.55%
                      12/31/2008              N/A              9.785 3
                      12/31/2009              9.785              11.147 19
VISC 8  2.85%
                      12/31/2008              N/A              9.678 1
                      12/31/2009              9.678              10.992 5
VISC 9  2.70%
                      12/31/2008              N/A              9.731 7
                      12/31/2009              9.731              11.069 21
VISI 10 2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 24
                      12/31/2009              9.749              11.095 58
VISI 11 1.80%
                      12/31/2008              N/A              10.059 91
                      12/31/2009              10.059              11.545 199
VISI 13 1.95%
                      12/31/2009              N/A              11.465 87
VISI 14 2.80%
                      12/31/2009              N/A              11.018 17
VISI 2  1.70%
                      12/31/2007              N/A              10.357 36
                      12/31/2008              10.357              10.096 56
                      12/31/2009              10.096              11.600 82
VISI 3  2.10%
                      12/31/2007              N/A              10.247 0
                      12/31/2008              10.247              9.948 84
                      12/31/2009              9.948              11.385 149
VISI 4  2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 20
                      12/31/2009              9.839              11.226 32
VISI 5  2.25%
                      12/31/2007              N/A              10.206 0
                      12/31/2008              10.206              9.894 70
                      12/31/2009              9.894              11.305 125
VISI 6  2.55%
                      12/31/2007              N/A              10.124 0
                      12/31/2008              10.124              9.785 2
                      12/31/2009              9.785              11.147 17

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 7  2.20%
                      12/31/2007              N/A              10.219 0
                      12/31/2008              10.219              9.912 188
                      12/31/2009              9.912              11.331 264
VISI 8  2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 23
                      12/31/2009              9.803              11.174 164
VISI 9  2.35%
                      12/31/2007              N/A              10.178 0
                      12/31/2008              10.178              9.857 168
                      12/31/2009              9.857              11.252 411
VISL 1  1.65%
                      12/31/2007              N/A              10.371 34
                      12/31/2008              10.371              10.114 56
                      12/31/2009              10.114              11.627 43
VISL 10 2.90%
                      12/31/2007              N/A              10.030 0
                      12/31/2008              10.030              9.660 12
                      12/31/2009              9.660              10.966 57
VISL 11 2.05%
                      12/31/2008              N/A              9.967 93
                      12/31/2009              9.967              11.411 58
VISL 13 3.05%
                      12/31/2009              N/A              10.890 20
VISL 14 2.20%
                      12/31/2009              N/A              11.331 13
VISL 2  1.95%
                      12/31/2007              N/A              10.288 26
                      12/31/2008              10.288              10.003 30
                      12/31/2009              10.003              11.465 26
VISL 3  2.35%
                      12/31/2007              N/A              10.178 0
                      12/31/2008              10.178              9.857 78
                      12/31/2009              9.857              11.252 83
VISL 4  2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 18
                      12/31/2009              9.749              11.095 44
VISL 5  2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 73
                      12/31/2009              9.803              11.174 76
VISL 6  2.80%
                      12/31/2007              N/A              10.057 0
                      12/31/2008              10.057              9.695 10
                      12/31/2009              9.695              11.018 16
VISL 7  2.45%
                      12/31/2007              N/A              10.151 0
                      12/31/2008              10.151              9.821 52
                      12/31/2009              9.821              11.200 77
VISL 8  2.75%
                      12/31/2007              N/A              10.070 0
                      12/31/2008              10.070              9.713 21
                      12/31/2009              9.713              11.044 86

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

73

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 9  2.60%
                      12/31/2007              N/A              10.111 0
                      12/31/2008              10.111              9.767 58
                      12/31/2009              9.767              11.121 99
PIMCO VIT Global Multi-Asset Portfolio
VISB 1  1.70%

                      12/31/2009              N/A              10.005 33
VISB 10 2.95%
                      12/31/2009              N/A              9.981 1
VISB 11 2.10%
                      12/31/2009              N/A              9.997 0
VISB 13 3.10%
                      12/31/2009              N/A              9.978 3
VISB 14 2.25%
                      12/31/2009              N/A              9.994 0
VISB 2  2.00%

                      12/31/2009              N/A              9.999 72
VISB 3  2.40%
                      12/31/2009              N/A              9.991 0
VISB 4  2.70%
                      12/31/2009              N/A              9.986 0
VISB 5  2.55%
                      12/31/2009              N/A              9.989 0
VISB 6  2.85%
                      12/31/2009              N/A              9.983 0
VISB 7  2.50%
                      12/31/2009              N/A              9.989 0
VISB 8  2.80%
                      12/31/2009              N/A              9.984 9
VISB 9  2.65%
                      12/31/2009              N/A              9.987 0
VISC 1  2.45%
                      12/31/2009              N/A              9.990 0
VISC 10 3.00%
                      12/31/2009              N/A              9.980 0
VISC 11 2.30%
                      12/31/2009              N/A              9.993 0
VISC 12 3.15%
                      12/31/2009              N/A              9.977 0
VISC 13 1.75%
                      12/31/2009              N/A              10.004 4
VISC 2  2.75%
                      12/31/2009              N/A              9.985 0
VISC 3  2.60%
                      12/31/2009              N/A              9.988 5
VISC 4  2.90%
                      12/31/2009              N/A              9.982 0
VISC 5  2.15%
                      12/31/2009              N/A              9.996 0
VISC 7  2.55%
                      12/31/2009              N/A              9.989 1
VISC 8  2.85%
                      12/31/2009              N/A              9.983 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 9  2.70%
                      12/31/2009              N/A              9.986 0
VISI 10 2.65%
                      12/31/2009              N/A              9.987 9
VISI 11 1.80%
                      12/31/2009              N/A              10.003 4
VISI 13 1.95%
                      12/31/2009              N/A              10.000 2
VISI 14 2.80%
                      12/31/2009              N/A              9.984 0
VISI 2  1.70%
                      12/31/2009              N/A              10.005 34
VISI 3  2.10%
                      12/31/2009              N/A              9.997 15
VISI 4  2.40%
                      12/31/2009              N/A              9.991 0
VISI 5  2.25%
                      12/31/2009              N/A              9.994 7
VISI 6  2.55%
                      12/31/2009              N/A              9.989 0
VISI 7  2.20%
                      12/31/2009              N/A              9.995 38
VISI 8  2.50%
                      12/31/2009              N/A              9.989 23
VISI 9  2.35%
                      12/31/2009              N/A              9.992 85
VISL 1  1.65%
                      12/31/2009              N/A              10.006 85
VISL 10 2.90%
                      12/31/2009              N/A              9.982 2
VISL 11 2.05%
                      12/31/2009              N/A              9.998 2
VISL 13 3.05%
                      12/31/2009              N/A              9.979 0
VISL 14 2.20%
                      12/31/2009              N/A              9.995 0
VISL 2  1.95%
                      12/31/2009              N/A              10.000 16
VISL 3  2.35%
                      12/31/2009              N/A              9.992 4
VISL 4  2.65%
                      12/31/2009              N/A              9.987 0
VISL 5  2.50%
                      12/31/2009              N/A              9.989 3
VISL 6  2.80%
                      12/31/2009              N/A              9.984 0
VISL 7  2.45%
                      12/31/2009              N/A              9.990 3
VISL 8  2.75%
                      12/31/2009              N/A              9.985 1
VISL 9  2.60%
                      12/31/2009              N/A              9.988 4

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

74

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT High Yield Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              13.962 51
                      12/31/2008              13.962              10.494 51
                      12/31/2009              10.494              14.489 84
VISB 10 2.95%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              9.387 8
                      12/31/2009              9.387              12.799 141
VISB 11 2.10%
                      12/31/2008              N/A              10.126 16
                      12/31/2009              10.126              13.925 24
VISB 13 3.10%
                      12/31/2009              N/A              12.610 14
VISB 14 2.25%
                      12/31/2009              N/A              13.720 19
VISB 2  2.00%
                      12/31/2007              N/A              13.634 13
                      12/31/2008              13.634              10.217 19
                      12/31/2009              10.217              14.064 36
VISB 3  2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 27
                      12/31/2009              9.859              13.517 99
VISB 4  2.70%
                      12/31/2007              N/A              12.898 0
                      12/31/2008              12.898              9.599 9
                      12/31/2009              9.599              13.120 42
VISB 5  2.55%
                      12/31/2007              N/A              13.053 0
                      12/31/2008              13.053              9.728 19
                      12/31/2009              9.728              13.317 32
VISB 6  2.85%
                      12/31/2007              N/A              12.746 0
                      12/31/2008              12.746              9.471 4
                      12/31/2009              9.471              12.927 10
VISB 7  2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 34
                      12/31/2009              9.771              13.383 81
VISB 8  2.80%
                      12/31/2007              N/A              12.797 0
                      12/31/2008              12.797              9.513 3
                      12/31/2009              9.513              12.991 56
VISB 9  2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 19
                      12/31/2009              9.641              13.186 115
VISC 1  2.45%
                      12/31/2008              N/A              9.815 1
                      12/31/2009              9.815              13.450 2
VISC 10 3.00%
                      12/31/2008              N/A              9.345 0
                      12/31/2009              9.345              12.736 22

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 11 2.30%

                      12/31/2009              N/A              13.652 1
VISC 12 3.15%

                      12/31/2009              N/A              12.547 1
VISC 13 1.75%
                      12/31/2009              N/A              13.884 3
VISC 2  2.75%
                      12/31/2008              N/A              9.556 2
                      12/31/2009              9.556              13.055 2
VISC 3  2.60%
                      12/31/2008              N/A              9.685 0
                      12/31/2009              9.685              13.251 0
VISC 4  2.90%
                      12/31/2008              N/A              9.429 0
                      12/31/2009              9.429              12.863 2
VISC 5  2.15%
                      12/31/2008              N/A              10.081 6
                      12/31/2009              10.081              13.857 5
VISC 7  2.55%
                      12/31/2008              N/A              9.728 2
                      12/31/2009              9.728              13.317 10
VISC 8  2.85%
                      12/31/2008              N/A              9.471 0
                      12/31/2009              9.471              12.927 20
VISC 9  2.70%
                      12/31/2008              N/A              9.599 3
                      12/31/2009              9.599              13.120 30
VISI 10 2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 12
                      12/31/2009              9.641              13.186 79
VISI 11 1.80%
                      12/31/2008              N/A              10.401 44
                      12/31/2009              10.401              14.346 297
VISI 13 1.95%
                      12/31/2009              N/A              14.134 71
VISI 14 2.80%
                      12/31/2009              N/A              12.991 37
VISI 2  1.70%
                      12/31/2007              N/A              13.962 9
                      12/31/2008              13.962              10.494 13
                      12/31/2009              10.494              14.489 81
VISI 3  2.10%
                      12/31/2007              N/A              13.526 0
                      12/31/2008              13.526              10.126 47
                      12/31/2009              10.126              13.925 118
VISI 4  2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 15
                      12/31/2009              9.859              13.517 28
VISI 5  2.25%
                      12/31/2007              N/A              13.366 0
                      12/31/2008              13.366              9.992 50
                      12/31/2009              9.992              13.720 95

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

75

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 6  2.55%
                      12/31/2007              N/A              13.053 0
                      12/31/2008              13.053              9.728 1
                      12/31/2009              9.728              13.317 10
VISI 7  2.20%
                      12/31/2007              N/A              13.419 0
                      12/31/2008              13.419              10.037 93
                      12/31/2009              10.037              13.788 215
VISI 8  2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 16
                      12/31/2009              9.771              13.383 282
VISI 9  2.35%
                      12/31/2007              N/A              13.261 0
                      12/31/2008              13.261              9.903 71
                      12/31/2009              9.903              13.584 442
VISL 1  1.65%
                      12/31/2007              N/A              14.017 24
                      12/31/2008              14.017              10.541 30
                      12/31/2009              10.541              14.561 115
VISL 10 2.90%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              9.429 21
                      12/31/2009              9.429              12.863 114
VISL 11 2.05%
                      12/31/2008              N/A              10.172 22
                      12/31/2009              10.172              13.995 71
VISL 13 3.05%
                      12/31/2009              N/A              12.672 85
VISL 14 2.20%
                      12/31/2009              N/A              13.788 58
VISL 2  1.95%
                      12/31/2007              N/A              13.688 4
                      12/31/2008              13.688              10.263 6
                      12/31/2009              10.263              14.134 47
VISL 3  2.35%
                      12/31/2007              N/A              13.261 0
                      12/31/2008              13.261              9.903 42
                      12/31/2009              9.903              13.584 109
VISL 4  2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 8
                      12/31/2009              9.641              13.186 10
VISL 5  2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 19
                      12/31/2009              9.771              13.383 53
VISL 6  2.80%
                      12/31/2007              N/A              12.797 0
                      12/31/2008              12.797              9.513 0
                      12/31/2009              9.513              12.991 15
VISL 7  2.45%
                      12/31/2007              N/A              13.156 0
                      12/31/2008              13.156              9.815 50
                      12/31/2009              9.815              13.450 110

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 8  2.75%
                      12/31/2007              N/A              12.847 0
                      12/31/2008              12.847              9.556 15
                      12/31/2009              9.556              13.055 115
VISL 9  2.60%
                      12/31/2007              N/A              13.001 0
                      12/31/2008              13.001              9.685 41
                      12/31/2009              9.685              13.251 183
PIMCO VIT Real Return Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              12.153 67
                      12/31/2008              12.153              11.104 144
                      12/31/2009              11.104              12.925 164
VISB 10 2.95%
                      12/31/2007              N/A              11.463 0
                      12/31/2008              11.463              10.344 21
                      12/31/2009              10.344              11.890 68
VISB 11 2.10%
                      12/31/2008              N/A              10.855 35
                      12/31/2009              10.855              12.585 68
VISB 13 3.10%
                      12/31/2009              N/A              11.772 46
VISB 14 2.25%
                      12/31/2009              N/A              12.459 45
VISB 2  2.00%
                      12/31/2007              N/A              11.983 17
                      12/31/2008              11.983              10.917 83
                      12/31/2009              10.917              12.669 121
VISB 3  2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 127
                      12/31/2009              10.672              12.335 201
VISB 4  2.70%
                      12/31/2007              N/A              11.598 0
                      12/31/2008              11.598              10.491 10
                      12/31/2009              10.491              12.090 40
VISB 5  2.55%
                      12/31/2007              N/A              11.679 0
                      12/31/2008              11.679              10.581 63
                      12/31/2009              10.581              12.212 154
VISB 6  2.85%
                      12/31/2007              N/A              11.516 0
                      12/31/2008              11.516              10.403 10
                      12/31/2009              10.403              11.970 10
VISB 7  2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 156
                      12/31/2009              10.611              12.253 219
VISB 8  2.80%
                      12/31/2007              N/A              11.543 0
                      12/31/2008              11.543              10.432 26
                      12/31/2009              10.432              12.010 108
VISB 9  2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 263
                      12/31/2009              10.521              12.131 513

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

76

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISC 1  2.45%
                      12/31/2008              N/A              10.641 17
                      12/31/2009              10.641              12.294 13
VISC 10 3.00%
                      12/31/2008              N/A              10.314 3
                      12/31/2009              10.314              11.851 19
VISC 11 2.30%
                      12/31/2009              N/A              12.418 2
VISC 12 3.15%
                      12/31/2009              N/A              11.732 2
VISC 13 1.75%
                      12/31/2009              N/A              12.872 6
VISC 2  2.75%
                      12/31/2008              N/A              10.462 1
                      12/31/2009              10.462              12.050 1
VISC 3  2.60%
                      12/31/2008              N/A              10.551 30
                      12/31/2009              10.551              12.171 16
VISC 4  2.90%
                      12/31/2008              N/A              10.373 0
                      12/31/2009              10.373              11.930 0
VISC 5  2.15%
                      12/31/2008              N/A              10.824 16
                      12/31/2009              10.824              12.543 20
VISC 7  2.55%
                      12/31/2008              N/A              10.581 12
                      12/31/2009              10.581              12.212 32
VISC 8  2.85%
                      12/31/2008              N/A              10.403 1
                      12/31/2009              10.403              11.970 31
VISC 9  2.70%
                      12/31/2008              N/A              10.491 16
                      12/31/2009              10.491              12.090 61
VISI 10 2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 29
                      12/31/2009              10.521              12.131 177
VISI 11 1.80%
                      12/31/2008              N/A              11.042 122
                      12/31/2009              11.042              12.839 402
VISI 13 1.95%
                      12/31/2009              N/A              12.711 226
VISI 14 2.80%
                      12/31/2009              N/A              12.010 35
VISI 2  1.70%
                      12/31/2007              N/A              12.153 11
                      12/31/2008              12.153              11.104 47
                      12/31/2009              11.104              12.925 121
VISI 3  2.10%
                      12/31/2007              N/A              11.927 0
                      12/31/2008              11.927              10.855 218
                      12/31/2009              10.855              12.585 380
VISI 4  2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 33
                      12/31/2009              10.672              12.335 62

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 5  2.25%
                      12/31/2007              N/A              11.844 0
                      12/31/2008              11.844              10.763 114
                      12/31/2009              10.763              12.459 245
VISI 6  2.55%
                      12/31/2007              N/A              11.679 0
                      12/31/2008              11.679              10.581 12
                      12/31/2009              10.581              12.212 13
VISI 7  2.20%
                      12/31/2007              N/A              11.872 0
                      12/31/2008              11.872              10.794 262
                      12/31/2009              10.794              12.501 450
VISI 8  2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 37
                      12/31/2009              10.611              12.253 513
VISI 9  2.35%
                      12/31/2007              N/A              11.789 0
                      12/31/2008              11.789              10.702 341
                      12/31/2009              10.702              12.376 787
VISL 1  1.65%
                      12/31/2007              N/A              12.181 36
                      12/31/2008              12.181              11.136 64
                      12/31/2009              11.136              12.968 116
VISL 10 2.90%
                      12/31/2007              N/A              11.490 0
                      12/31/2008              11.490              10.373 22
                      12/31/2009              10.373              11.930 133
VISL 11 2.05%
                      12/31/2008              N/A              10.886 75
                      12/31/2009              10.886              12.627 188
VISL 13 3.05%
                      12/31/2009              N/A              11.811 88
VISL 14 2.20%
                      12/31/2009              N/A              12.501 62
VISL 2  1.95%
                      12/31/2007              N/A              12.011 22
                      12/31/2008              12.011              10.948 37
                      12/31/2009              10.948              12.711 50
VISL 3  2.35%
                      12/31/2007              N/A              11.789 0
                      12/31/2008              11.789              10.702 91
                      12/31/2009              10.702              12.376 166
VISL 4  2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 38
                      12/31/2009              10.521              12.131 25
VISL 5  2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 91
                      12/31/2009              10.611              12.253 117
VISL 6  2.80%
                      12/31/2007              N/A              11.543 0
                      12/31/2008              11.543              10.432 11
                      12/31/2009              10.432              12.010 21

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

77

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 7  2.45%
                      12/31/2007              N/A              11.734 0
                      12/31/2008              11.734              10.641 120
                      12/31/2009              10.641              12.294 194
VISL 8  2.75%
                      12/31/2007              N/A              11.570 0
                      12/31/2008              11.570              10.462 20
                      12/31/2009              10.462              12.050 197
VISL 9  2.60%
                      12/31/2007              N/A              11.652 0
                      12/31/2008              11.652              10.551 105
                      12/31/2009              10.551              12.171 320
PIMCO VIT Total Return Portfolio
VISB 1  1.70%
                      12/31/2007              N/A              14.634 512
                      12/31/2008              14.634              15.077 188
                      12/31/2009              15.077              16.909 227
VISB 10 2.95%
                      12/31/2007              N/A              13.254 0
                      12/31/2008              13.254              13.486 23
                      12/31/2009              13.486              14.936 133
VISB 11 2.10%
                      12/31/2008              N/A              14.548 30
                      12/31/2009              14.548              16.251 116
VISB 13 3.10%
                      12/31/2009              N/A              14.715 42
VISB 14 2.25%
                      12/31/2009              N/A              16.010 93
VISB 2 2.00%
                      12/31/2007              N/A              14.290 24
                      12/31/2008              14.290              14.679 90
                      12/31/2009              14.679              16.413 168
VISB 3  2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 988
                      12/31/2009              14.164              15.774 556
VISB 4  2.70%
                      12/31/2007              N/A              13.519 0
                      12/31/2008              13.519              13.790 15
                      12/31/2009              13.790              15.311 67
VISB 5  2.55%
                      12/31/2007              N/A              13.681 0
                      12/31/2008              13.681              13.976 48
                      12/31/2009              13.976              15.541 240
VISB 6  2.85%
                      12/31/2007              N/A              13.360 0
                      12/31/2008              13.360              13.606 9
                      12/31/2009              13.606              15.085 10
VISB 7  2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 129
                      12/31/2009              14.038              15.618 311
VISB 8  2.80%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              13.667 42
                      12/31/2009              13.667              15.160 223

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 9  2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 224
                      12/31/2009              13.851              15.387 683
VISC 1  2.45%
                      12/31/2008              N/A              14.101 23
                      12/31/2009              14.101              15.696 41
VISC 10 3.00%
                      12/31/2008              N/A              13.425 2
                      12/31/2009              13.425              14.862 28
VISC 11 2.30%
                      12/31/2009              N/A              15.931 27
VISC 12 3.15%
                      12/31/2009              N/A              14.642 7
VISC 13 1.75%
                      12/31/2009              N/A              16.371 27
VISC 2  2.75%
                      12/31/2008              N/A              13.728 7
                      12/31/2009              13.728              15.235 7
VISC 3  2.60%
                      12/31/2008              N/A              13.913 27
                      12/31/2009              13.913              15.464 84
VISC 4  2.90%
                      12/31/2008              N/A              13.546 0
                      12/31/2009              13.546              15.010 0
VISC 5  2.15%
                      12/31/2008              N/A              14.484 6
                      12/31/2009              14.484              16.170 64
VISC 7  2.55%
                      12/31/2008              N/A              13.976 10
                      12/31/2009              13.976              15.541 46
VISC 8  2.85%
                      12/31/2008              N/A              13.606 5
                      12/31/2009              13.606              15.085 42
VISC 9  2.70%
                      12/31/2008              N/A              13.790 39
                      12/31/2009              13.790              15.311 124
VISI 10 2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 37
                      12/31/2009              13.851              15.387 284
VISI 11 1.80%
                      12/31/2008              N/A              14.943 292
                      12/31/2009              14.943              16.742 1092
VISI 13 1.95%
                      12/31/2009              N/A              16.494 423
VISI 14 2.80%
                      12/31/2009              N/A              15.160 112
VISI 2  1.70%
                      12/31/2007              N/A              14.634 45
                      12/31/2008              14.634              15.077 93
                      12/31/2009              15.077              16.909 301
VISI 3  2.10%
                      12/31/2007              N/A              14.177 0
                      12/31/2008              14.177              14.548 279
                      12/31/2009              14.548              16.251 739

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

78

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 4  2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 10
                      12/31/2009              14.164              15.774 70
VISI 5  2.25%
                      12/31/2007              N/A              14.010 0
                      12/31/2008              14.010              14.355 198
                      12/31/2009              14.355              16.010 619
VISI 6  2.55%
                      12/31/2007              N/A              13.681 0
                      12/31/2008              13.681              13.976 6
                      12/31/2009              13.976              15.541 72
VISI 7  2.20%
                      12/31/2007              N/A              14.065 0
                      12/31/2008              14.065              14.419 484
                      12/31/2009              14.419              16.090 929
VISI 8  2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 64
                      12/31/2009              14.038              15.618 1008
VISI 9  2.35%
                      12/31/2007              N/A              13.899 0
                      12/31/2008              13.899              14.227 459
                      12/31/2009              14.227              15.852 1960
VISL 1  1.65%
                      12/31/2007              N/A              14.692 83
                      12/31/2008              14.692              15.144 164
                      12/31/2009              15.144              16.993 297
VISL 10 2.90%
                      12/31/2007              N/A              13.307 0
                      12/31/2008              13.307              13.546 36
                      12/31/2009              13.546              15.010 246
VISL 11 2.05%
                      12/31/2008              N/A              14.613 189
                      12/31/2009              14.613              16.331 757
VISL 13 3.05%
                      12/31/2009              N/A              14.788 132
VISL 14 2.20%
                      12/31/2009              N/A              16.090 151
VISL 2  1.95%
                      12/31/2007              N/A              14.347 7
                      12/31/2008              14.347              14.744 35
                      12/31/2009              14.744              16.494 161
VISL 3  2.35%
                      12/31/2007              N/A              13.899 0
                      12/31/2008              13.899              14.227 177
                      12/31/2009              14.227              15.852 435
VISL 4  2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 41
                      12/31/2009              13.851              15.387 119
VISL 5  2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 98
                      12/31/2009              14.038              15.618 385

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 6  2.80%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              13.667 15
                      12/31/2009              13.667              15.160 38
VISL 7  2.45%
                      12/31/2007              N/A              13.790 0
                      12/31/2008              13.790              14.101 252
                      12/31/2009              14.101              15.696 608
VISL 8  2.75%
                      12/31/2007              N/A              13.466 0
                      12/31/2008              13.466              13.728 44
                      12/31/2009              13.728              15.235 464
VISL 9  2.60%
                      12/31/2007              N/A              13.627 0
                      12/31/2008              13.627              13.913 328
                      12/31/2009              13.913              15.464 938
Templeton Global Bond Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              30.650 67
                      12/31/2008              30.650              32.002 63
                      12/31/2009              32.002              37.340 56
VISB 10 2.95%
                      12/31/2007              N/A              24.137 0
                      12/31/2008              24.137              24.888 3
                      12/31/2009              24.888              28.679 33
VISB 11 2.10%
                      12/31/2008              N/A              29.628 5
                      12/31/2009              29.628              34.433 10
VISB 13 3.10%
                      12/31/2009              N/A              27.791 10
VISB 14 2.25%
                      12/31/2009              N/A              33.402 3
VISB 2  2.00%
                      12/31/2007              N/A              29.016 13
                      12/31/2008              29.016              30.205 18
                      12/31/2009              30.205              35.138 27
VISB 3  2.40%
                      12/31/2007              N/A              26.971 0
                      12/31/2008              26.971              27.964 37
                      12/31/2009              27.964              32.401 66
VISB 4  2.70%
                      12/31/2007              N/A              25.533 0
                      12/31/2008              25.533              26.394 8
                      12/31/2009              26.394              30.490 25
VISB 5  2.55%
                      12/31/2007              N/A              26.243 0
                      12/31/2008              26.243              27.168 17
                      12/31/2009              27.168              31.431 65
VISB 6  2.85%
                      12/31/2007              N/A              24.843 0
                      12/31/2008              24.843              25.642 2
                      12/31/2009              25.642              29.577 4
VISB 7  2.50%
                      12/31/2007              N/A              26.285 0
                      12/31/2008              26.285              27.225 41
                      12/31/2009              27.225              31.514 62

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

79

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 8  2.80%
                      12/31/2007              N/A              24.833 0
                      12/31/2008              24.833              25.644 9
                      12/31/2009              25.644              29.594 69
VISB 9  2.65%
                      12/31/2007              N/A              25.549 0
                      12/31/2008              25.549              26.423 28
                      12/31/2009              26.423              30.539 72
VISC 1  2.45%
                      12/31/2008              N/A              27.498 14
                      12/31/2009              27.498              31.846 16
VISC 10 3.00%
                      12/31/2008              N/A              24.641 0
                      12/31/2009              24.641              28.380 2
VISC 11 2.30%
                      12/31/2009              N/A              32.862 1
VISC 12 3.15%
                      12/31/2009              N/A              27.502 2
VISC 13 1.75%
                      12/31/2009              N/A              36.964 2
VISC 2  2.75%
                      12/31/2008              N/A              25.901 0
                      12/31/2009              25.901              29.906 0
VISC 3  2.60%
                      12/31/2008              N/A              26.688 4
                      12/31/2009              26.688              30.861 12
VISC 4  2.90%
                      12/31/2008              N/A              25.137 0
                      12/31/2009              25.137              28.981 0
VISC 5  2.15%
                      12/31/2008              N/A              29.194 5
                      12/31/2009              29.194              33.912 17
VISC 7  2.55%
                      12/31/2008              N/A              27.168 10
                      12/31/2009              27.168              31.431 16
VISC 8  2.85%
                      12/31/2008              N/A              25.642 1
                      12/31/2009              25.642              29.577 5
VISC 9  2.70%
                      12/31/2008              N/A              26.394 11
                      12/31/2009              26.394              30.490 31
VISI 10 2.65%
                      12/31/2007              N/A              25.549 0
                      12/31/2008              25.549              26.423 21
                      12/31/2009              26.423              30.539 43
VISI 11 1.80%
                      12/31/2008              N/A              31.306 71
                      12/31/2009              31.306              36.492 142
VISI 13 1.95%
                      12/31/2009              N/A              35.363 64
VISI 14 2.80%
                      12/31/2009              N/A              29.594 22
VISI 2  1.70%
                      12/31/2007              N/A              30.650 29
                      12/31/2008              30.650              32.002 29
                      12/31/2009              32.002              37.340 49

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 3  2.10%
                      12/31/2007              N/A              28.491 0
                      12/31/2008              28.491              29.628 81
                      12/31/2009              29.628              34.433 166
VISI 4  2.40%
                      12/31/2007              N/A              26.971 0
                      12/31/2008              26.971              27.964 11
                      12/31/2009              27.964              32.401 24
VISI 5  2.25%
                      12/31/2007              N/A              27.721 0
                      12/31/2008              27.721              28.784 35
                      12/31/2009              28.784              33.402 126
VISI 6  2.55%
                      12/31/2007              N/A              26.243 0
                      12/31/2008              26.243              27.168 2
                      12/31/2009              27.168              31.431 15
VISI 7  2.20%
                      12/31/2007              N/A              27.823 0
                      12/31/2008              27.823              28.905 115
                      12/31/2009              28.905              33.558 190
VISI 8  2.50%
                      12/31/2007              N/A              26.285 0
                      12/31/2008              26.285              27.225 10
                      12/31/2009              27.225              31.514 139
VISI 9  2.35%
                      12/31/2007              N/A              27.043 0
                      12/31/2008              27.043              28.053 72
                      12/31/2009              28.053              32.520 261
VISL 1  1.65%
                      12/31/2007              N/A              30.931 56
                      12/31/2008              30.931              32.312 56
                      12/31/2009              32.312              37.721 74
VISL 10 2.90%
                      12/31/2007              N/A              24.367 0
                      12/31/2008              24.367              25.137 9
                      12/31/2009              25.137              28.981 50
VISL 11 2.05%
                      12/31/2008              N/A              29.783 62
                      12/31/2009              29.783              34.630 196
VISL 13 3.05%
                      12/31/2009              N/A              28.084 21
VISL 14 2.20%
                      12/31/2009              N/A              33.558 23
VISL 2  1.95%
                      12/31/2007              N/A              29.282 15
                      12/31/2008              29.282              30.497 17
                      12/31/2009              30.497              35.496 25
VISL 3  2.35%
                      12/31/2007              N/A              27.219 0
                      12/31/2008              27.219              28.235 33
                      12/31/2009              28.235              32.731 99
VISL 4  2.65%
                      12/31/2007              N/A              25.768 0
                      12/31/2008              25.768              26.649 7
                      12/31/2009              26.649              30.801 15

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

80

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 5  2.50%
                      12/31/2007              N/A              26.483 0
                      12/31/2008              26.483              27.431 34
                      12/31/2009              27.431              31.751 84
VISL 6  2.80%
                      12/31/2007              N/A              25.071 0
                      12/31/2008              25.071              25.890 7
                      12/31/2009              25.890              29.878 9
VISL 7  2.45%
                      12/31/2007              N/A              26.535 0
                      12/31/2008              26.535              27.498 54
                      12/31/2009              27.498              31.846 82
VISL 8  2.75%
                      12/31/2007              N/A              25.069 0
                      12/31/2008              25.069              25.901 9
                      12/31/2009              25.901              29.906 76
VISL 9  2.60%
                      12/31/2007              N/A              25.792 0
                      12/31/2008              25.792              26.688 73
                      12/31/2009              26.688              30.861 192
Templeton Growth Securities Fund
VISB 1  1.70%
                      12/31/2007              N/A              28.340 213
                      12/31/2008              28.340              16.069 265
                      12/31/2009              16.069              20.712 55
VISB 10 2.95%
                      12/31/2007              N/A              23.847 0
                      12/31/2008              23.847              13.353 15
                      12/31/2009              13.353              16.998 25
VISB 11 2.10%
                      12/31/2008              N/A              15.145 25
                      12/31/2009              15.145              19.443 32
VISB 13 3.10%
                      12/31/2009              N/A              16.599 0
VISB 14 2.25%
                      12/31/2009              N/A              18.987 7
VISB 2  2.00%
                      12/31/2007              N/A              27.190 71
                      12/31/2008              27.190              15.371 76
                      12/31/2009              15.371              19.753 12
VISB 3  2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 106
                      12/31/2009              14.487              18.542 267
VISB 4  2.70%
                      12/31/2007              N/A              24.684 0
                      12/31/2008              24.684              13.857 6
                      12/31/2009              13.857              17.683 39
VISB 5  2.55%
                      12/31/2007              N/A              25.201 0
                      12/31/2008              25.201              14.168 68
                      12/31/2009              14.168              18.107 175
VISB 6  2.85%
                      12/31/2007              N/A              24.178 0
                      12/31/2008              24.178              13.552 5
                      12/31/2009              13.552              17.268 39

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISB 7  2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 123
                      12/31/2009              14.274              18.251 151
VISB 8  2.80%
                      12/31/2007              N/A              24.346 0
                      12/31/2008              24.346              13.653 27
                      12/31/2009              13.653              17.406 42
VISB 9  2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 72
                      12/31/2009              13.960              17.823 128
VISC 1  2.45%
                      12/31/2008              N/A              14.380 3
                      12/31/2009              14.380              18.396 4
VISC 10 3.00%
                      12/31/2008              N/A              13.255 0
                      12/31/2009              13.255              16.864 2
VISC 11 2.30%
                      12/31/2009              N/A              18.838 3
VISC 12 3.15%
                      12/31/2009              N/A              16.468 1
VISC 13 1.75%
                      12/31/2009              N/A              20.550 0
VISC 2  2.75%
                      12/31/2008              N/A              13.755 2
                      12/31/2009              13.755              17.544 1
VISC 3  2.60%
                      12/31/2008              N/A              14.064 0
                      12/31/2009              14.064              17.965 0
VISC 4  2.90%
                      12/31/2008              N/A              13.452 0
                      12/31/2009              13.452              17.132 0
VISC 5  2.15%
                      12/31/2008              N/A              15.033 2
                      12/31/2009              15.033              19.290 5
VISC 7  2.55%
                      12/31/2008              N/A              14.168 2
                      12/31/2009              14.168              18.107 5
VISC 8  2.85%
                      12/31/2008              N/A              13.552 0
                      12/31/2009              13.552              17.268 0
VISC 9  2.70%
                      12/31/2008              N/A              13.857 4
                      12/31/2009              13.857              17.683 4
VISI 10 2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 27
                      12/31/2009              13.960              17.823 54
VISI 11 1.80%
                      12/31/2008              N/A              15.833 153
                      12/31/2009              15.833              20.387 261
VISI 13 1.95%
                      12/31/2009              N/A              19.909 78
VISI 14 2.80%
                      12/31/2009              N/A              17.406 0

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

81

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISI 2  1.70%
                      12/31/2007              N/A              28.340 79
                      12/31/2008              28.340              16.069 113
                      12/31/2009              16.069              20.712 61
VISI 3  2.10%
                      12/31/2007              N/A              26.817 0
                      12/31/2008              26.817              15.145 225
                      12/31/2009              15.145              19.443 494
VISI 4  2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 33
                      12/31/2009              14.487              18.542 68
VISI 5  2.25%
                      12/31/2007              N/A              26.267 0
                      12/31/2008              26.267              14.812 165
                      12/31/2009              14.812              18.987 350
VISI 6  2.55%
                      12/31/2007              N/A              25.201 0
                      12/31/2008              25.201              14.168 7
                      12/31/2009              14.168              18.107 29
VISI 7  2.20%
                      12/31/2007              N/A              26.449 0
                      12/31/2008              26.449              14.922 257
                      12/31/2009              14.922              19.138 365
VISI 8  2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 68
                      12/31/2009              14.274              18.251 103
VISI 9  2.35%
                      12/31/2007              N/A              25.907 0
                      12/31/2008              25.907              14.594 217
                      12/31/2009              14.594              18.689 305
VISL 1  1.65%
                      12/31/2007              N/A              28.536 245
                      12/31/2008              28.536              16.189 260
                      12/31/2009              16.189              20.877 30

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISL 10 2.90%
                      12/31/2007              N/A              24.012 0
                      12/31/2008              24.012              13.452 19
                      12/31/2009              13.452              17.132 31
VISL 11 2.05%
                      12/31/2008              N/A              15.257 47
                      12/31/2009              15.257              19.597 64
VISL 13 3.05%
                      12/31/2009              N/A              16.731 1
VISL 14 2.20%
                      12/31/2009              N/A              19.138 13
VISL 2  1.95%
                      12/31/2007              N/A              27.378 51
                      12/31/2008              27.378              15.485 51
                      12/31/2009              15.485              19.909 9
VISL 3  2.35%
                      12/31/2007              N/A              25.907 0
                      12/31/2008              25.907              14.594 81
                      12/31/2009              14.594              18.689 208
VISL 4  2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 5
                      12/31/2009              13.960              17.823 31
VISL 5  2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 43
                      12/31/2009              14.274              18.251 122
VISL 6  2.80%
                      12/31/2007              N/A              24.346 0
                      12/31/2008              24.346              13.653 3
                      12/31/2009              13.653              17.406 16
VISL 7  2.45%
                      12/31/2007              N/A              25.551 0
                      12/31/2008              25.551              14.380 97
                      12/31/2009              14.380              18.396 147
VISL 8  2.75%
                      12/31/2007              N/A              24.515 0
                      12/31/2008              24.515              13.755 16
                      12/31/2009              13.755              17.544 60
VISL 9  2.60%
                      12/31/2007              N/A              25.028 0
                      12/31/2008              25.028              14.064 63
                      12/31/2009              14.064              17.965 112

The Allianz VisionSM Variable Annuity Contract SAI – May 1, 2010
Appendix

82

ITEM 23. FINANCIAL STATEMENTS

KPMG

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Financial Statements
and Supplemental Schedules

December 31, 2009 and 2008

(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, comprehensive income (loss), stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of fixed-maturity securities due to the adoption of new accounting requirements issued by the Financial Accounting Standards Board (FASB), as of January 1, 2009. Also as discussed in note 2 to the consolidated financial statements, the Company adopted new accounting guidance issued by the FASB related to fair value measurements, effective January 1, 2008.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 22, 2010

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2009 and 2008

(In thousands, except share data)

Assets	2009	2008
Investments:
Fixed-maturity securities:
Available-for-sale, at fair value (amortized cost of
$43,306,269 and $35,521,222, respectively)	$44,237,446	$36,726,068
Trading, at fair value (amortized cost of
$5,148,377 and $5,635,460, respectively)	5,147,526	5,162,034
Held to maturity, at amortized cost (fair value of
$1,250,085 and $0, respectively)	1,111,594	—
Mortgage loans on real estate (net of valuation allowances
of $110,735 and $46,397, respectively)	5,426,013	4,838,373
Short-term securities	1,945,630	1,496,911
Derivatives	1,077,453	628,042
Real estate (net of accumulated depreciation of $49,023
and $39,686, respectively)	314,454	322,418
Loans to nonaffiliates	559,757	—
Loans to affiliates	155,533	723,802
Policy loans	173,834	174,599
Equity securities, at fair value:
Available-for-sale (cost of $50,903 and $84, respectively)	52,153	75
Trading (cost of $16,341 and $18,634, respectively)	15,125	12,800
Other invested assets	3,803	3,462
Total investments	60,220,321	50,088,584
Cash	78,919	73,073
Accrued investment income	561,102	542,323
Receivables (net of allowance for uncollectible accounts
of $6,861 and $4,839, respectively)	63,176	168,147
Reinsurance recoverables and receivables	4,007,516	4,096,285
Deferred acquisition costs	6,091,955	8,253,502
Other assets	1,898,702	2,601,858
Assets, exclusive of separate account assets	72,921,691	65,823,772
Separate account assets	15,925,814	11,791,728
Total assets	$88,847,505	$77,615,500

 (Continued)

2

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2009 and 2008

(In thousands, except share data)

Liabilities and Stockholder’s Equity	2009	2008
Policyholder liabilities:
Policy and contract account balances	$60,261,675	$56,585,189
Future policy benefit reserves	4,021,529	4,154,491
Policy and contract claims	219,310	300,221
Unearned premiums	161,740	271,756
Other policyholder funds	216,671	203,355
Total policyholder liabilities	64,880,925	61,515,012
Derivative liability	906,586	535,481
Mortgage notes payable	123,742	129,075
Other liabilities	795,386	580,734
Liabilities, exclusive of separate account liabilities	66,706,639	62,760,302
Separate account liabilities	15,925,814	11,791,728
Total liabilities	82,632,453	74,552,030
Stockholder’s equity:
Class A, Series A preferred stock, $1 par value, 8,909,195
shares authorized, issued, and outstanding; liquidation
preference of $189,366 and $189,366 at December 31, 2009
and 2008, respectively	8,909	8,909
Class A, Series B preferred stock, $1 par value, 10,000,000
shares authorized; 9,994,289 shares issued and outstanding;
liquidation preference of $199,167 and $199,167
at December 31, 2009 and 2008, respectively	9,994	9,994
Common stock, $1 par value, 40,000,000 shares authorized;
20,000,001 shares issued and outstanding
at December 31, 2009 and 2008	20,000	20,000
Loan to parent company	(158,765)	(205,731)
Additional paid-in capital	4,053,371	2,553,371
Retained earnings	1,969,455	344,690
Accumulated other comprehensive income, net of tax	312,088	332,237
Total stockholder’s equity	6,215,052	3,063,470
Total liabilities and stockholder’s equity	$88,847,505	$77,615,500
See accompanying notes to consolidated financial statements.

3

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statement of Operations

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Revenue:
Premiums	$298,123	$300,014	$368,306
Policy fees	791,021	1,016,656	766,367
Premiums and policy fees, ceded	(175,839)	(190,033)	(255,816)
Net premiums and policy fees	913,305	1,126,637	878,857
Interest and similar income, net	3,118,268	2,908,894	2,565,331
Derivative income (loss)	144,619	(1,004,023)	(251,392)
Realized investment gains (losses), net	49,626	(3,918,259)	(710,978)
Fee and commission revenue	147,520	164,335	199,356
Other revenue (loss)	49,154	(13,846)	133,575
Total revenue (loss)	4,422,492	(736,262)	2,814,749
Benefits and expenses:
Policyholder benefits	594,274	818,681	495,082
Change in fair value of annuity embedded derivatives	598,696	696,809	622,509
Benefit recoveries	(421,690)	(329,106)	(429,631)
Net interest credited to account values	1,450,616	1,098,143	1,031,830
Net benefits	2,221,896	2,284,527	1,719,790
Commissions and other agent compensation	840,768	807,565	913,444
General and administrative expenses	662,308	657,096	772,992
Change in deferred acquisition costs, net	165,304	(2,784,064)	(650,735)
Total benefits and expenses	3,890,276	965,124	2,755,491
Income (loss) from operations before income taxes	532,216	(1,701,386)	59,258
Income tax expense (benefit):
Current	26,816	47,043	64,245
Deferred	158,425	(654,033)	(60,259)
Total income tax expense (benefit)	185,241	(606,990)	3,986
Net income (loss)	$346,975	$(1,094,396)	$55,272
Supplemental Disclosures:
Realized investment gains (losses), net:
Total other-than-temporary impairment losses on securities	$(244,265)	(3,580,665)	(773,355)
Portion of loss recognized in other comprehensive income	(981)	—	—
Net impairment losses recognized in realized investment gains (losses), net	(243,284)	(3,580,665)	(773,355)
Other net realized gains (losses)	292,910	(337,594)	62,377
Realized investment gains (losses), net	$49,626	(3,918,259)	(710,978)
See accompanying notes to consolidated financial statements.

4

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Net income (loss)	$346,975	$(1,094,396)	$55,272
Foreign currency translation adjustments, net of tax	6,101	(7,922)	6,520
Unrealized losses on postretirement obligation:
Unrealized net actuarial gains (losses) arising during the period, net of tax (expense) benefit of $(1,208), $966, and $0 in 2009,
2008, and 2007, respectively	2,243	(1,794)	78
(Increase) decrease in unrealized prior service cost arising during the period, net of tax benefit (expense) of $1,220, $(280),
and $606 in 2009, 2008, and 2007, respectively	(2,266)	521	(1,190)
Total unrealized postretirement obligation losses	(23)	(1,273)	(1,112)
Unrealized gains (losses) on fixed-maturity and equity securities:
Unrealized holding gains (losses) arising during the period, net of effect of shadow adjustments of $(2,217,047),
$(107,983), and $(361,836) in 2009, 2008, and 2007,
respectively, and net of tax (expense) benefit of $(681,574),
$1,375,543, and $137,044 in 2009, 2008, and 2007, respectively	1,265,490	(2,554,563)	(253,995)
Change in noncredit-related impairments on securities during the period, net of effect of shadow adjustments of $(32,111)
and net of tax benefit of $(9,870)	18,330	—	—
(Increase) decrease in unrealized holding losses due to
reclassification adjustment for realized (gains) losses
included in net income (loss), net of tax benefit (expense)
of $17,369, $(1,371,390), and $(248,842), in 2009,
2008, and 2007, respectively	(32,257)	2,546,868	462,135
Total unrealized holding gains (losses)	1,251,563	(7,695)	208,140
Total other comprehensive income (loss)	1,257,641	(16,890)	213,548
Total comprehensive income (loss)	$1,604,616	$(1,111,286)	$268,820
See accompanying notes to consolidated financial statements.

5

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	Preferred stock	Common stock	Loan to parent company	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total stockholder’s equity
2007:
Balance, beginning of year	$18,903	$20,000	$ (250,000)	$2,123,371	$1,384,229	$135,579	$3,432,082
Comprehensive income:
Net income	—	—	—	—	55,272	—	55,272
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	208,140	208,140
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(1,112)	(1,112)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	6,520	6,520
Total comprehensive
income							268,820
Adjustment to initially apply
new accounting guidance	—	—	—	—	(415)	—	(415)
Capital contribution	—	—	—	150,000	—	—	150,000
Balance, end of year	$18,903	$20,000	$ (250,000)	$2,273,371	$1,439,086	$349,127	$3,850,487
2008:
Balance, beginning of year	$18,903	$20,000	$ (250,000)	$2,273,371	$1,439,086	$349,127	$3,850,487
Comprehensive loss:
Net loss	—	—	—	—	(1,094,396)	—	(1,094,396)
Net realized loss on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	(7,695)	(7,695)
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(1,273)	(1,273)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	(7,922)	(7,922)
Total comprehensive loss							(1,111,286)
Capital contribution	—	—	—	280,000	—	—	280,000
Payment received on loan	—	—	44,269	—	—	—	44,269
Balance, end of year	$18,903	$20,000	$ (205,731)	$2,553,371	$344,690	$332,237	$3,063,470
2009:
Balance, beginning of year	$18,903	$20,000	$ (205,731)	$2,553,371	$344,690	$332,237	$3,063,470
Comprehensive income:
Net income	—	—	—	—	346,975	—	346,975
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes	—	—	—	—	—	1,251,563	1,251,563
Net unrealized loss on
postretirement
obligation, net of
deferred taxes	—	—	—	—	—	(23)	(23)
Foreign currency
translation adjustment, net
of deferred taxes	—	—	—	—	—	6,101	6,101
Total comprehensive income							1,604,616
Capital contribution	—	—	—	1,500,000	—	—	1,500,000
Payment received on loan	—	—	46,966	—	—	—	46,966
Adjustment to initially apply
new investment accounting
guidance, net of
taxes and shadow adjustments	—	—	—	—	1,277,790	(1,277,790)	—
Balance, end of year	$18,903	$20,000	$ (158,765)	$4,053,371	$1,969,455	$312,088	$6,215,052
See accompanying notes to consolidated financial statements.

6

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Cash flows provided by (used in) operating activities:
Net income (loss)	$346,975	$(1,094,396)	$55,272
Adjustments to reconcile net income (loss) to net
cash provided by (used in) operating activities:
Realized investment (gains) losses	(49,626)	3,918,259	711,088
Purchases of trading securities	(143,839)	(840,996)	(2,196,297)
Sale and other redemptions of trading securities	592,616	1,277,531	558,380
Change in annuity-related options, derivatives,
and gross reserves	728,698	(9,261)	347,575
Deferred income tax expense (benefit)	158,425	(654,033)	(60,259)
Charges to policy account balances	(105,353)	(94,450)	(73,808)
Gross interest credited to account balances	1,453,082	1,228,477	1,041,726
Amortization of discount, net	(43,984)	(71,591)	(4,942)
Impairment of goodwill	18,902	1,175	—
Change in:
Accrued investment income	(18,779)	(45,800)	(57,254)
Receivables	107,708	4,104	103,102
Reinsurance recoverables and receivables	88,768	29,991	59,201
Deferred acquisition costs	165,304	(2,784,064)	(650,735)
Future policy benefit reserves	(214,232)	1,107,217	183,321
Policy and contract claims	(80,911)	(17,884)	(86,869)
Other policyholder funds	13,316	(11,193)	21,034
Unearned premiums	(13,353)	47,933	(15,566)
Other assets and liabilities	(162,470)	(236,367)	(130,342)
Other, net	24,423	11,618	(83,644)
Total adjustments	2,518,695	2,860,666	(334,289)
Net cash provided by (used in)
operating activities	$2,865,670	$1,766,270	$(279,017)

 (Continued)

7

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Consolidated Statements of Cash Flows

Years ended December 31, 2009, 2008, and 2007

(In thousands)

	2009	2008	2007
Cash flows provided by (used in) operating activities	$2,865,670	$1,766,270	$(279,017)
Cash flows used in investing activities:
Purchase of available-for-sale fixed-maturity securities	(6,673,005)	(8,247,931)	(5,081,265)
Purchase of held-to-maturity fixed-maturity securities	(1,349,587)	—	—
Purchase of available-for-sale equity securities	(123,298)	—	(80,172)
Purchase of derivative securities	(75,431)	(2,350,592)	(990,171)
Purchase of real estate	(4,679)	(3,360)	(6,667)
Funding of mortgage loans on real estate	(844,400)	(570,887)	(1,296,133)
Sale and other redemptions of fixed-maturity securities	3,225,865	2,399,795	2,092,453
Matured fixed-maturity securities	163,829	217,406	434,999
Sale of equity securities	83,927	14,906	68,230
Sale of derivative securities	211,443	1,368,782	407,686
Sale of real estate	10,443	—	157,179
Repayment of mortgage loans on real estate	99,699	130,544	255,996
Net change in short-term securities	(448,718)	(760,154)	246,611
Purchase of home office property and equipment	(3,468)	(2,324)	(6,638)
Purchase of interest in equity method investees	—	(3,079)	(12,847)
Purchase of subsidiary, net of cash acquired	—	—	(11,655)
Change in loan to affiliate	37,555	11,600	(507,273)
Change in loan to nonaffiliate	(21,601)	—	—
Options (purchased) written, net	(78,767)	958,790	603,961
Other, net	973	12,961	2,545
Net cash used in investing activities	(5,789,220)	(6,823,543)	(3,723,161)
Cash flows provided by financing activities:
Policyholders’ deposits to account balances	6,520,884	5,503,872	5,858,335
Policyholders’ withdrawals from account balances	(5,425,644)	(4,493,703)	(3,309,471)
Policyholders’ net transfers between account balances	341,085	3,741,384	1,278,775
Change in amounts drawn in excess of bank balances	(48,562)	(32,605)	73,617
Capital contribution from parent company	1,500,000	280,000	150,000
Payment received on loan to parent company	46,966	44,269	—
Change in mortgage notes payable	(5,333)	(5,048)	(12,777)
Net cash provided by financing activities	2,929,396	5,038,169	4,038,479
Net change in cash	5,846	(19,104)	36,301
Cash at beginning of year	73,073	92,177	55,876
Cash at end of year	$78,919	$73,073	$92,177
See accompanying notes to consolidated financial statements.

8

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(1)	Organization

Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA or “parent company”), which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

The Company is a life insurance company licensed to sell annuity, comprises accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2009 statutory net premium written, 96%, 2%, and 2% of the Company’s business is annuity, life insurance, and accident and health, respectively. The annuity business comprises fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 66%, 29%, 4%, and 1% of 2009 statutory net premium written, respectively. Life business comprises both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business comprises primarily comprises long-term care (LTC) insurance. During 2009, the Company discontinued selling LTC products. The Company’s primary distribution channels are through independent agents, broker/dealers, banks, and third-party marketing organizations.

(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company’s primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

(c)	Investment Products and Universal Life Business

Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders’ accounts. Policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative

 (Continued)

9

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums, which include unearned revenue reserves (URR), and are recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Derivatives embedded in fixed-indexed and variable products are recorded at fair value and changes in value are included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders’ accounts and claims incurred in excess of the contractholders’ account balance and are included in net interest credited to account values and policyholder benefits, respectively, on the Consolidated Statements of Operations.

(d)	Life and Accident and Health Insurance

Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

(e)	Goodwill

Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in other assets on the Consolidated Balance Sheets.

Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if a triggering event occurs, such as a significant adverse change in the business climate or a decision to sell or dispose of a business unit. The goodwill impairment test follows a two-step process as defined in the Intangibles—Goodwill and Other Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) (ASC 350). In the first step, the fair value of a reporting unit is compared with its carrying value. This process requires judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, and expected revenues and earnings. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the

 (Continued)

10

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss would be recognized in an amount equal to that excess. The carrying value will be reduced to its fair value with a corresponding charge to operations.

(f)	Value of Business Acquired and Other Intangible Assets

The value of insurance in-force purchased is recorded as the VOBA and is reported in other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through general and administrative expenses within the Consolidated Statements of Operations.

Intangible assets are identified by the Company in accordance with the Intangibles—Goodwill and Other Topic of the FASB ASC, which requires an identifiable intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

The Company’s intangible assets include trademarks, agent lists, and noncompete agreements that were acquired as a result of the Company’s ownership in field marketing organizations, and are reported in other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows and are generally amortized over five years using the straight-line method. Also included in the Company’s intangible assets are the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the

 (Continued)

11

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

projected present value of estimated future cash flows and were determined to have an indefinite useful life.

Recoverability of the value of the amortizing intangible assets is assessed under impairment and disposal sections of the Property, Plant, and Equipment Topic of the FASB ASC (ASC 360), which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

Recoverability of the value of the nonamortizing intangible assets is assessed under the Intangibles—Goodwill and Other Topic of the FASB ASC, which states that nonamortizing intangible assets shall be tested for recoverability annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

(g)	Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. DAC is reviewed for recoverability, at least annually, and adjusted when necessary. Recoverability is evaluated separately for fixed-indexed annuities, variable annuities, and life insurance products. Evaluating recoverability is a two-step process where current policy year issues are evaluated, and then in-force policies are evaluated. Before assessing recoverability, DAC is capped, if necessary, such that the balance cannot exceed the original capitalized costs plus interest.

Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

 (Continued)

12

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in the Consolidated Statements of Operations.

Adjustments may also be made to the estimated gross profits related to DAC that correspond to deferred annuities and universal life products for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as inforce management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased at investment-grade only and not noninvestment-grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 8.

The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

(h)	Deferred Sales Inducements

Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are reported in other assets in the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in policyholder benefits on the Consolidated Statements of Operations. DSI capitalization related to a persistency and immediate bonus on nonindexed annuities is recorded in policyholder benefits on the Consolidated Statements of Operations at policy issuance. DSI capitalization related to an immediate bonus on fixed-indexed annuities is recorded in policy fees on the Consolidated Statements of Operations at policy issuance.

 (Continued)

13

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

Adjustments may also be made to DSI related to deferred annuities for investment activity, such as write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

(i)	Policy and Contract Account Balances

Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts – one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company’s own credit risk and for risk that the Company’s assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

Policy and contract account balances for variable annuity products are carried at accumulated contract values. Additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as index and volatility, along with estimates of future policyholder behavior. These additional reserves are reflected in future policy benefit reserves on the Consolidated Balance Sheets.

 (Continued)

14

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(j)	Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company’s experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

Future policy benefit reserves on LTC products are computed using a net level reserve method. Reserves are determined as the excess of the present value of future benefits over the present value of future net premiums and are based on best estimate assumptions for morbidity, mortality, lapse, and interest with provisions for adverse deviation. Most LTC reserve interest assumptions range from 5.0% to 6.0%.

(k)	Policy and Contract Claims

Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

(l)	Reinsurance

The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts and are included in premium and policy fees, ceded, and benefit recoveries, respectively, on the Consolidated Statements of Operations. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and policy and contract claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in other liabilities on the Consolidated Balance Sheets.

A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies. These amortized gains are recorded in other revenue (loss) on the Consolidated Statements of Operations.

 (Continued)

15

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(m)	Investments

The Company classifies certain fixed-maturity and equity securities as “available-for-sale.” Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder’s equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has portfolios of certain fixed-maturity and equity securities classified as “trading,” and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The primary trading portfolio is used to attempt to match the change in value associated with embedded derivative liabilities related to fixed-indexed annuities. This match is not effective to the extent there are credit-related factors impacting the value of the securities in this trading portfolio. The Company also has other trading portfolios that are actively managed. The Company has portfolios of certain fixed-maturity securities classified as “held-to-maturity,” and accordingly, the securities are carried at amortized cost on the Consolidated Balance Sheets. The Company has the intent and ability to hold such securities to maturity.

In accordance with its investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared and interest is accrued as earned. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method.

The Company utilizes derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are carried at fair value and the unrealized gains and losses on the derivatives are reflected in derivative income (loss) within the Consolidated Statements of Operations.

In 2008, the Company purchased $694,950 notional value, of fixed-maturity securities held as available-for-sale with variable interest rates. The Company entered into interest rate swaps with notional amounts and maturity dates equal to the par value and maturity dates of the fixed-maturity securities, in order to attempt to hedge changes in cash flows of the hedged items due to interest rate risk. No additional investment was made in 2009.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as cash flow hedges to specific assets or liabilities on the Consolidated Balance Sheets and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been

 (Continued)

16

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship.

Hedge effectiveness is measured using the dollar offset method. The dollar offset method compares changes in cash flows of the hedging instrument with changes in the cash flows of the hedged item attributable to the hedged risk. Random changes in interest rate movements are assumed. Related changes in the cash flows of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the notional/par amounts, reset dates, interest rate indices, and business day conventions are the same for both the bond and the swap. The cumulative amount of unrealized gains and losses of the hedging instrument is recognized in accumulated other comprehensive income on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in realized investment gains (losses), net in the Consolidated Statements of Operations.

Mortgage-backed securities and structured securities are amortized using among others, anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using a constant effective-yield method based on prepayment assumptions and the estimated economic life of the securities. For all structured securities except for Collateralized Debt Obligations (CDOs), when estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Consolidated Statements of Operations. For CDOs, when adjustments are anticipated for prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by the Beneficial Interests in Securitized Financial Assets Topic of the Codification (ASC 325).

Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in interest and similar income, net on the Consolidated Statements of Operations. The Company analyzes loan impairment at least annually when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the most recent available industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group. The Company also takes into consideration recent trends in the Company’s loan portfolio and information on current loans, such as loan-to-value ratios and balloon payments, which could impact a loan’s credit quality. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company’s intent is to hold mortgage loans until paid in full.

 (Continued)

17

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loans, which are supported by the underlying cash value of the policies, are carried at unpaid principal balances, which approximate fair value. Loans to affiliates and loans to nonaffiliates are carried at cost, and interest is accrued monthly, with payments received semiannually. Real estate consists of building and land and is carried at cost less accumulated depreciation. The buildings are amortized over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. Forward commitments are carried at fair value.

The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. Prices obtained from third-party pricing sources are analytically reviewed by investment managers for reasonableness. During 2009, an Independent Price Verification (IPV) process was established, in which security pricing is obtained from a third-party source other than the sources used by the investment managers. The IPV process supports the reasonableness of price overrides and challenges by the investment managers and reviews pricing for appropriateness. Results of the IPV are reviewed by the Company’s Pricing Committee.

Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, VOBA, and reserves for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder’s equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet dates. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

The Company reviews the available-for-sale and held-to-maturity investment portfolios to determine whether or not declines in fair value are other than temporary. The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management’s judgment, to determine whether fixed income securities are considered other-than-temporarily impaired. In addition, the Investments—Debt and Equity Securities Topic of the FASB ASC (ASC 320) requires that the Company evaluate other-than-temporary impairments on available-for-sale and held-to-maturity fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered.

Under historical accounting guidance, the Company’s absence of control over the investment manager’s decision to sell (or hold) rendered the Company unable to assert ability to hold to recovery and therefore required the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. Under the new accounting guidance that the Company adopted in 2009, as described below, the Company has modified the Investment

 (Continued)

18

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Mandates with its investment managers to explicitly provide for the control of certain securities. In particular, the Investment Mandates limit the net realized losses that the investment manager can incur within a reporting period and restrict turnover of the portfolio. Furthermore, the Investment Mandates establish a prohibited disposal list that restricts the ability of the investment managers to sell securities in a significant unrealized loss position and requires formal attestations from investment managers regarding their intent to sell certain securities.

When the fair value of a fixed-maturity security is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. The Company evaluates these factors to determine whether the Company or any of its investment managers have an intent to sell a security or a group of securities. Additionally, the Company performs a cash flow projection for several years into the future to determine whether cash needs would require the sale of any securities. If either of these conditions is met, the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security’s amortized cost basis, the security is considered other-than temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total impairment related to credit loss is considered an other-than-temporary impairment and is recognized in realized investment losses, net on the Consolidated Statements of Operations. The amount of the total impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSI, VOBA, reserves, and deferred income taxes. For available-for-sale and held-to-maturity securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the discounted cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases not related to additional credit losses in the fair value of available-for-sale securities are included in other comprehensive income, included as a separate component in the Consolidated Statements of Comprehensive Income (Loss).

The Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security, (b) changes in the financial condition, credit rating, and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security’s underlying collateral, if any, and (e) the payment structure of the security. The Company uses a probability-weighted cash flow model for corporate bonds to determine the credit loss amount. This measurement is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and significant judgments regarding the future performance of the security. The Company’s probability-weighted cash flow model involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, and current delinquency rates. For structured securities, the Company selects a probability-weighted or best estimate cash flow model depending on the specifics of the individual security and

 (Continued)

19

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

the information available to measure the expected cash flows of the underlying collateral. In the event that sufficient information is not available to measure the expected cash flows of a structured security in a timely manner due to a lack of available information on the valuation date, the entire decline in fair value is considered to be related to credit loss.

The Company provides a supplemental disclosure on its Consolidated Statements of Operations that presents the total other-than-temporary impairment losses recognized during the period less the portion of other-than-temporary impairment losses recognized in other comprehensive income to equal the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period, offset by reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented in the supplemental disclosure on the Consolidated Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management’s judgment related to the likelihood of recovery within a reasonable period of time, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional other-than-temporary impairments should the fair value fall below the book value.

Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on securities, as discussed in their respective sections of this note.

(n)	Option and Futures Contracts

The Company provides additional benefits through certain life and annuity products, which are linked to the growth in the Standard and Poor’s (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprising a blend of the Dow Jones Industrial Average, FTSE 100, Barclays Capital US Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts, exchange-traded option (ETO) contracts, and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and option and futures

 (Continued)

20

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

The OTC option contracts and ETO contracts are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the OTCs is derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The fair value of the ETOs is based on quoted market prices. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded in derivative income (loss) on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in derivative income (loss) on the Consolidated Statements of Operations.

Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in derivative income (loss) on the Consolidated Statements of Operations.

(o)	Securities Lending

The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in interest and similar income, net on the Consolidated Statements of Operations. There were no securities lending transactions outstanding at December 31, 2009 or 2008.

The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. government, U.S. government agency, or U.S. government agency mortgage-backed securities. The Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. However, the Company suspended securities lending activity in 2008. See note 15 for further discussion of this affiliated securities lending with Dresdner Klienwort Wasserstein.

 (Continued)

21

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(p)	Receivables

Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values, which are based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company’s assessment of collectibility. The allowance is estimated by aging the balances due from individual parties and setting up an allowance for any balances that are more than 90 days old.

(q)	Home Office Property and Equipment

Home office property consists of buildings and land, and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. They are reported at cost, net of accumulated depreciation, in other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3 – 7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations. The property and equipment balance was $165,532, net of accumulated depreciation of $89,216 as of December 31, 2009, and $173,198, net of accumulated depreciation of $81,986 as of December 31, 2008.

Preoperating and start-up costs incurred in connection with the construction of the Company’s headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amounts of capitalized costs amortized, including interest, during 2009, 2008, and 2007 were $2,275, $2,275, and $2,274, respectively. An addition to the Company’s headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,104, $2,104, and $2,016 for the years ended December 31, 2009, 2008, and 2007, respectively.

(r)	Income Taxes

The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation (Questar) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

 (Continued)

22

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences will not reverse over time (see further discussion in note 14).

(s)	Stockholder’s Equity, Loan to Parent Company

The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate. The unamortized loan balance is recorded as contra equity in accordance with the Equity Topic of the FASB ASC (ASC 505).

(t)	Stockholder’s Equity, Accumulated Unrealized Foreign Currency

Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company’s foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment net of tax reported as a separate component of comprehensive income on the Consolidated Statements of Comprehensive Income (Loss).

 (Continued)

23

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(u)	Separate Accounts and Annuity Product Guarantees

The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with the Financial Services—Insurance Topic of the FASB ASC (ASC 944) and are included in policyholder benefits on the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under the Derivatives and Hedging Topic of the FASB ASC (ASC 815), and the changes in these embedded derivatives are included in change in fair value of annuity-embedded derivatives on the Consolidated Statements of Operations.

The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated contractholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current contractholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current guaranteed value amount that would be added to the contracts less the current contractholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current contractholder account value.

 (Continued)

24

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company’s GMDB options have the following features:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.

•	Reset – Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.

•
Ratchet – Provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly – evaluated quarterly, annual – evaluated annually, and six-year – evaluated every sixth year.

•
Rollup – Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

•	Earnings Protection Rider – Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

•	Return of Premium – Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

•	Ratchet – Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.

•	Rollup – Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Consolidated Statements of Operations if actual experience or other evidence suggests that earlier assumptions should be revised.

 (Continued)

25

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2009 and 2008:

•	100 stochastically generated investment performance scenarios.

•	Mean investment performance assumption of 7.96%.

•	Volatility assumption of 13.69%.

•	Mortality assumption of 50% of the 1994 MGDB Mortality Table.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

•	Discount rates vary by contract type and equal an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

•
GMIB contracts only – dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.

The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary, seventh contract anniversary, or tenth contract anniversary depending on the type of contract. Depending on the contractholder’s selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the specified ages in the contract. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the guaranteed annual increase of purchase payments (capped at twice the total purchase payments).

The GMAB and GMWB liabilities are determined each period as the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contraliability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy’s first anniversary date.

 (Continued)

26

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2009 and 2008:

•	200 stochastically generated investment performance scenarios.

•	Market volatility assumption varies by fund type and grades from a current volatility number to a long-term assumption over four years as shown below:

		Long-term
	Current	forward
Fund index type	volatility	volatility
Large cap	26.89%	18.74%
Bond	5.10	5.20
International	35.98	25.08
Small cap	33.24	19.56
Cash	0.00	0.00

•	Mortality assumption of 50% of the 1994 MGDB Mortality Table.

•	Lapse rates vary by contract type and duration. Spike rates could approach 40% with an ultimate rate around 15%.

•	Discount rates equal to current month’s Treasury Rates plus a company specific spread.

Beginning in 2008, the Company issues fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited, because the contractholder account value has an annual credit that is floored at zero. Since the account value cannot decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

(v)	Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

 (Continued)

27

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(w)	Recently Issued Accounting Pronouncements – Adopted

In June 2009, the FASB issued the FASB ASC (or “the Codification”). The Codification became the single source of authoritative, nongovernmental GAAP, superseding existing FASB, American Institute of Certified Public Accountants (AICPA), Emerging Issues Task Force (EITF), and related literature. The Codification eliminates the previous GAAP hierarchy and establishes one level of authoritative GAAP. All other literature is considered nonauthoritative. The guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company adopted the Codification as of December 31, 2009, and there was no financial impact on the Company’s Consolidated Financial Statements. References to superseded GAAP guidance have been revised within disclosures to be consistent with the Codification.

In August 2009, the FASB issued guidance on the measurement of liabilities at fair value within the Fair Value Measurements and Disclosure Topic of Codification (ASC 820). The guidance provides clarification on measuring liabilities at fair value when a quoted price in an active market is not available. In such circumstances, the valuation technique should be applied that uses either the quote of the liability when traded as an asset, the quoted prices for similar liabilities or similar liabilities when traded as assets, or another valuation technique consistent with existing fair value measurement guidance. The guidance is effective for the first reporting period after issuance of the guidance. The Company adopted this guidance on December 31, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In May 2009, the FASB issued guidance on subsequent events accounting and disclosure (ASC 855). Under this guidance, the effects of events that occur subsequent to the balance sheet date should be evaluated through the date the financial statements are either issued or available to be issued. Subsequent events that provide additional evidence about conditions that existed at the balance sheet date should be recognized in an entity’s financial statements. Subsequent events that provide evidence about conditions that arose after the balance sheet date should be disclosed, but not recognized in an entity’s financial statements. The guidance is effective for interim and annual periods ending after June 15, 2009. The Company adopted this guidance for the annual period ended December 31, 2009, and there was no impact on the Company’s Consolidated Financial Statements.

In April 2009, the FASB issued guidance on the recognition and presentation of other-than-temporary impairments in fixed-maturity securities within the Investments—Debt and Equity Securities Topic of the Codification. The guidance specifies that if an entity does not have the intent to sell a fixed-maturity security and it is more likely than not that it will not have to sell the fixed-maturity security prior to recovery; the security would not be considered other-than-temporarily impaired unless there is a credit loss. If an entity either intends to sell or it is more likely than not it will be required to sell a fixed-maturity security before recovery, the entire impairment must be recognized in earnings. If an entity neither intends to sell the security nor is it more likely than not that it will be required to sell the security but does not expect to recover the entire amortized cost basis, the impairment must be separated into two components: (1) the amount attributed to the credit loss, which must be recognized in earnings; and (2) all other amounts, which must be recognized in other comprehensive income. The guidance requires presentation of both the credit and noncredit

 (Continued)

28

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

portions of other-than-temporary impairments. The guidance also requires disclosures that provide an understanding of the types of fixed-maturity and equity securities held, including investments in an unrealized loss position for which an other-than-temporary impairment has or has not been recognized. The guidance is effective for interim and annual reporting periods ending after June 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represents the noncredit-related loss component shall be recognized as a cumulative effect of adoption with a reclassification adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income. The Company adopted the guidance as of January 1, 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $1,277,790, net of DAC and DSI amortization of $2,242,032 and $267,388, respectively, VOBA adjustment of $13,710, reserves of $(37,223) and deferred income taxes of $688,202, and a corresponding decrease to accumulated other comprehensive income.

The following table compares certain amounts as reported on the Consolidated Balance Sheets as of December 31, 2009 and Consolidated Statements of Operations for the year ended December 31, 2009 with amounts that would have been reported had the above guidance not been adopted:

		Under previous
	As reported	accounting method
Consolidated Balance Sheets:
Retained earnings	$1,969,455	$888,004
Accumulated other comprehensive income, net of tax	312,088	1,393,539
Total stockholder's equity	6,215,052	6,215,052
Consolidated Statements of Operations:
Interest and similar income, net	3,118,268	3,528,074
Realized investment gains (losses)	49,626	(52,971)
Policyholder benefits	594,274	556,604
Change in deferred acquisition costs, net	165,304	270,127
Income (loss) from operations before taxes	532,216	772,272

In April 2009, the FASB issued guidance within the Fair Value Measurement and Disclosures Topic of the Codification on determining fair value when the volume and level of activity for an asset or liability has significantly decreased, and on identifying transactions that are not orderly. The guidance lists a number of factors to be considered when determining whether there has been a significant decrease in volume and level of activity for an asset when compared to normal activity. In such a case, quoted prices may not be determinative of fair value and a significant adjustment to the identified transactions or quoted prices may be needed to estimate fair value. The guidance was effective on a prospective basis for interim and annual periods ending after June 15, 2009. The Company adopted this guidance for the annual period ended December 31, 2009, and there was no material impact on the Company’s Consolidated Financial Statements.

 (Continued)

29

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

In January 2009, the FASB issued guidance that amended the impairment guidance for beneficial interests that continue to be held by a transferor in securitized financial assets as described in the Beneficial Interests in Securitized Financial Assets Topic of the Codification. The guidance removes the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of such securitized financial assets. The guidance permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The new guidance was effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the guidance on December 31, 2008 and there was no material impact on the Company’s Consolidated Financial Statements.

In December 2008, the FASB issued guidance within the Compensation—Retirement Benefits Topic of the Codification (ASC 715). This guidance requires disclosures about the fair value of an employer’s plan assets of a defined benefit pension or other postretirement plan. The disclosures about plan assets required by the guidance are provided for fiscal years ending after December 15, 2009. The provisions of this guidance are not required for earlier periods that are required for comparative purposes. The Company adopted this guidance for the annual period ended December 31, 2009 and there was no financial impact on the Company’s Consolidated Financial Statements.

In November 2008, the FASB issued guidance within the Investments—Equity Method and Joint Ventures Topic of the Codification (ASC 323). The guidance applies to all investments accounted for under the equity method. The guidance addresses certain questions raised about the application of the equity method in light of changes in accounting for business combinations and noncontrolling interests under the Business Combinations Topic of the Codification (ASC 805) and the Consolidations Topic of the Codification (ASC 810). Other-than-temporary impairment testing need only be performed at the overall investment level rather than the individual asset level. When an equity method investee issues new shares, the investor will recognize a gain or loss associated with its corresponding change in ownership interest. The guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008. The Company adopted this guidance as of January 1, 2009, and there was no material impact on the Company’s Consolidated Financial Statements.

In April 2008, the FASB issued guidance within the Intangibles—Goodwill and Other Topic of the Codification. The guidance applies to all recognized intangible assets and provides guidance on estimating the useful life of recognized intangible assets. This guidance requires that an entity should consider its own historical experience with similar arrangements when developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. In the absence of historical experience, an entity should consider the assumptions that market participants would use. The assumptions should be adjusted for entity-specific factors such as the entity’s expected use of the asset. The guidance also adds new disclosures relating to the renewal or extension of the useful life of recognized intangible assets. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2008. The Company adopted this

 (Continued)

30

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

guidance as of January 1, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In March 2008, the FASB issued guidance within the Derivatives and Hedging Topic of the Codification. The guidance enhances disclosures about an entity’s derivative and hedging activities and thereby improves the transparency of financial reporting. The guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company adopted this guidance effective January 1, 2009, and there was no financial impact on the Company’s Consolidated Financial Statements as it relates to disclosures only.

In December 2007, the FASB issued guidance within the Business Combinations Topic of the Codification. The guidance creates greater consistency in the accounting and financial reporting of business combinations. The guidance requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. The guidance is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company adopted this guidance as of January 1, 2009, and there was no impact the Company’s Consolidated Financial Statements as the Company has not made an acquisition since adoption.

In December 2007, the FASB issued guidance within the Consolidation Topic of the Codification. The guidance provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the financial statements. The guidance also requires that transactions between an entity and noncontrolling interests be accounted for as equity transactions. The guidance is effective for fiscal years beginning on or after December 15, 2008. The guidance is to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively for all periods presented. The Company adopted this guidance as of January 1, 2009 and there was no material impact on the Company’s Consolidated Financial Statements.

In September 2006, the FASB issued guidance within the Fair Value Measurements and Disclosures Topic of the Codification. For financial statement elements currently required to be measured at fair value, this guidance defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). The definition and framework provided by this guidance is applicable to all fair value measurements required throughout the Codification. Adopting the guidance required changes to the methods for valuing liabilities for equity-indexed and guaranteed withdrawal and accumulation benefits provided in the Company’s fixed-indexed and variable annuity products, which are currently accounted for as derivatives. As required by the guidance, the fair valuation models for these financial liabilities

 (Continued)

31

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

reflect components relating to the Company’s own credit standing and risk margin. The Company adopted the guidance as of January 1, 2008, and resulted in a decrease in future policy benefit reserves on the Company’s Consolidated Balance Sheets of $96,106 as of January 1, 2008.

In September 2006, the FASB issued guidance within the Investments in Insurance Contracts Subtopic of the Codification (ASC 325). The guidance now requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender on a certificate-by-certificate basis in a group policy. The guidance was effective for fiscal years beginning after December 15, 2006. The Company adopted the guidance on January 1, 2007, and resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

(x)	Recently Issued Accounting Pronouncements – To Be Adopted

In March 2010, the FASB issued changes to the scope exception guidance for credit derivatives within the Derivatives and Hedging Topic of the Codification. The update nullifies part of the previous scope exception, which excluded from consideration as an embedded derivative those items that represent the assets or liabilities that are held by the issuing entity, and clarifies that only credit risk in the form of subordination of one financial instrument to another shall not be considered an embedded derivative under this topic. On the date of adoption, the reporting entity must assess each preexisting contract that was acquired, issued, or subject to a remeasurement event to determine whether any contract contains one or more embedded credit derivative features that no longer qualify for the scope exception or whether any contract contains embedded derivative features that have previously been bifurcated and accounted for separately but now qualify for the scope exception. If separate accounting is required, the carrying amount of the host contract at adoption shall be based on a pro forma bifurcation as of the inception of the hybrid contract and the host contract’s subsequent accounting to the date of adoption. At adoption, any difference between the total carrying amount of the individual components of the newly bifurcated hybrid instrument and the carrying amount of the hybrid instrument before bifurcation shall be recognized as a cumulative-effect adjustment to beginning retained earnings for the period of adoption. This guidance is effective the first day of the fiscal quarter following June 15, 2010. The Company is in the process of determining the impact of this guidance on the Company’s Consolidated Financial Statements.

In January 2010, FASB updated guidance within the Fair Value Measurements and Disclosures Topic of the Codification. The guidance requires additional disclosures surrounding the transfers in and out of Level 1 and Level 2 fair value measurements as well as more detailed disclosures regarding purchases, sales, issuances, and settlements in the rollforward of Level 3 fair values. The guidance also clarifies existing disclosures and suggests that an entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. An entity needs to use judgment in determining the appropriate classes of assets and liabilities. An entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements

 (Continued)

32

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

that fall in either Level 2 or Level 3. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements as it relates to disclosures only.

In June 2009, FASB issued guidance within the Transfers and Servicing Topic of the Codification (ASC 860). The guidance clarifies that a transferor of a financial asset, an interest in a financial asset, or a group of financial assets, and all of the entities included in the transferor’s financial statements being presented must determine whether they have surrendered control over transferred financial assets. That determination must consider the transferor’s continuing involvement in the transferred financial asset, including all arrangements or agreements made contemporaneously with, or in contemplation of, the transfer, even if they were not entered into at the time of the transfer. The guidance eliminates the concept of a “qualifying special-purpose entity” and requires additional disclosures. The guidance is effective for annual reporting periods beginning after November 15, 2009. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements.

In June 2009, the FASB issued guidance within the Consolidation Topic of the Codification to improve financial reporting by entities involved with variable interest entities (VIEs). The guidance requires an entity to perform an analysis to determine whether the entity’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics: (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The guidance is effective for annual reporting periods beginning after November 15, 2009. The Company does not expect the guidance to have a material financial impact on the Company’s Consolidated Financial Statements.

(3)	Risk Disclosures

The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

(a)	Credit Risk

Credit risk is the risk that issuers of fixed rate and variable rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. Other than risks relating to commercial real estate loans and the Company’s CDO investment portfolio, this risk has generally decreased from December 31, 2008 due to stabilization of the financial system and strong improvements in risk asset valuations. Although the CDOs were purchased at a 50% discount from par, the Company is exposed

 (Continued)

33

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

to credit risk given the CDOs collateral concentration in subprime mortgage-backed securities. In December 2009, the CDOs were rated Caa2 (40%) and Caa3 (60%) by Moody’s.

The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities. The Company also has an asset-liability management strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration.

For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least monthly.

(b)	Credit Concentration Risk

Credit concentration risk is the risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. Concentration risk exposure is monitored daily.

The Company’s Asset Liability Management Committee (ALCO) recommends an investment policy to both the AZOA Finance Committee (AZOA FiCo), and subsequently the Company’s Board of Directors (BOD). The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by ALCO who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. AZOA FiCo and subsequently the BOD review the policy and mandates at least annually.

Mitigation controls include a monthly report that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

 (Continued)

34

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Liquidity Risk

Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

The Company attempts to manage liquidity within three specific domains: monitoring product development, product management, business operations, and the investment portfolio; setting asset/liability management (ALM) strategies; and managing the daily ALM and cash requirements. The Company has established cash limits, which are approved by the Company’s Risk Committee, and the Company monitors its cash position daily. The Company also sets target levels for the portfolio to invest in more liquid securities.

(d)	Interest Rate Risk

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins. This is also the risk that interest rates will change and cause an increase in the value of variable annuity guarantees, including GMWB, GMAB, GMIB, and GMDB.

The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. The transfer of interest rate risk exposure to policyholders is based on risk-free rates versus changes in effective yield of the investment portfolio. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The Company attempts to limit interest rate risk on variable annuity guarantees through product development and pricing and product management. As discussed further in note 21, the Company began economically hedging interest rate risk on February 22, 2010 for variable annuity guarantees on policies issued since August 2009 on the Company’s primary variable annuity product.

 (Continued)

35

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(e)	Equity Market Risk

Equity market risk is the risk that movements in the equity markets will result in losses to assets held by the Company or that product features tied to equity markets will increase in value by more than held assets. The policy value of fixed-indexed annuity products increases based on the growth of market indexes. The Company attempts to economically hedge this exposure with a combination of OTC and exchange-traded derivatives.

An additional risk is that variable annuity products have guarantees, GMWB, GMIB, GMAB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn or an increase in hedging costs due to greater market volatility. The Company has adopted an economic hedging program using derivative instruments to attempt to manage the delta (equity market) risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. The Company does not have a vega (market volatility) hedge but attempts to manage risk prospectively through product development and pricing. Equity market risk is also partially mitigated by separate account fund allocation restrictions.

The Company monitors the impact of equity stress scenarios on assets and liabilities at least biweekly.

The Company manages statutory capital by hedging against equity market declines. This hedge also reduces downside equity risk within a GAAP accounting framework. This equity risk is regularly monitored.

(f)	Legal/Regulatory Risk

Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders.

The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the United States. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company also has defined suitability standards that are at least as rigorous as, and usually exceeding, the requirements of regulators.

 (Continued)

36

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(g)	Ratings Risk

Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Rating agency capital is calculated and analyzed monthly. Stress tests are performed monthly to assess how rating agency capital adequacy models would be impacted by severe economic events.

(h)	Mortality Risk

Mortality risk is the risk that life expectancy assumptions used by the Company to price its life insurance business are too aggressive (i.e., insureds live shorter than expected lives). The Company manages this risk primarily through reinsurance. Approximately 90% of the Company’s mortality risk on its life business is reinsured to third parties. The Company also reviews its mortality assumptions at least annually, and reviews mortality experience periodically. This risk is also managed through the underwriting process.

(i)	Reinsurance Risk

Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure in its life and LTC business and blocks of business no longer considered core to the Company. The Company has established controls to mitigate reinsurance risk. Counterparty ratings must meet certain thresholds or a trust is required to be established. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities. The Company also diversifies its exposure across a minimum of three reinsurers for a single life product. Also, the Company reviews the financial standings and ratings of its reinsurance counterparties at least quarterly.

 (Continued)

37

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(4)	Investments

Fixed-Maturity and Equity Securities

At December 31, 2009 and 2008, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

					Other-than-
					temporary in
	Amortized	Gross	Gross		accumulated other
	cost	unrealized	unrealized	Fair	comprehensive
	or cost	gains	losses	value	income (1)
2009:
Fixed-maturity securities,
available-for-sale:
U.S. government	$758,005	$7,714	$5,580	$760,139	$—
Agencies not backed by the
full faith and credit of the
U.S. government	48,082	1,349	—	49,431	—
States and political subdivisions	412,936	7,191	18,958	401,169	—
Foreign government	208,151	13,262	2,354	219,059	—
Public utilities	4,364,286	253,918	29,981	4,588,223	92
Corporate securities	22,129,074	1,077,325	350,440	22,855,959	22,358
Mortgage-backed securities	15,362,241	297,349	320,827	15,338,763	—
Collateralized mortgage
obligations	23,494	1,454	245	24,703	—
Total fixed-maturity securities
available-for-sale	43,306,269	1,659,562	728,385	44,237,446	22,450
Fixed-maturity securities,
held-to-maturity:
Corporate securities	137	25	—	162	—
CDOs	1,111,457	138,466	—	1,249,923	—
Total fixed-maturity securities
held-to-maturity	1,111,594	138,491	—	1,250,085	—
Equity securities	50,903	1,250	—	52,153	—
Total available-for-sale and
held-to-maturity securities	$44,468,766	$1,799,303	$728,385	$45,539,684	$22,450

(1)
The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities.  It includes the portion of other-than-temporary impairment losses in accumulated other comprehensive income, which was not included in earnings under current accounting guidance.

 (Continued)

38

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

		Amortized	Gross	Gross
		cost	unrealized	unrealized	Fair
		or cost	gains	losses	value
2008:
	Fixed-maturity securities:
	U.S. government	$697,066	$189,040	$—	$886,106
	Agencies not backed by the
	full faith and credit of the
	U.S. government	119,797	11,743	—	131,540
	States and political subdivisions	301,441	8,335	—	309,776
	Foreign government	203,776	22,354	—	226,130
	Public utilities (1)	3,638,089	96,104	—	3,734,193
	Corporate securities (1)(2)	18,309,905	385,685	—	18,695,590
	Mortgage-backed securities	12,210,356	486,660	—	12,697,016
	Collateralized mortgage obligations	40,792	4,925	—	45,717

	Total fixed-maturity securities	35,521,222	1,204,846	—	36,726,068
	Equity securities	84	—	9	75

	Total available-for-sale securities	$35,521,306	$1,204,846	$9	$36,726,143

(1)
Certain fixed-maturity securities have been reclassified between corporate securities and public utilities to conform to 2009 presentation, resulting in a net increase in public utilities securities to an amortized cost of $1,910,868 and a fair value of $1,951,073.

(2)
As of December 31, 2008, available-for-sale securities include held-to-maturity securities of $138 that are carried at amortized cost.  Those securities have been reported within held-to-maturity securities as of December 31, 2009.

The net unrealized gains (losses) on available-for-sale securities and cash flow hedges consist of the following at December 31:

	2009	2008	2007
Available-for-sale securities:
Fixed maturity	$931,177	$1,204,846	$1,133,890
Equity	1,250	(9)	(882)
Cash flow hedges	19,640	24,306	—
Adjustments for:
DAC	(459,414)	(705,203)	(599,149)
DSI	(52,391)	(58,587)	(60,981)
VOBA	(14,672)	(21,239)	(23,332)
URR	35,146	56,976	63,392
Deferred taxes	(161,249)	(175,376)	(179,529)
Net unrealized gains	$299,487	$325,714	$333,409

 (Continued)

39

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2009, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$211,957	$218,609
Due after one year through five years	4,380,163	4,609,330
Due after five years through ten years	12,466,975	13,019,035
Due after ten years	10,861,439	11,027,006
Mortgage-backed securities and collateralized
mortgage obligations	15,385,735	15,363,466
Total available-for-sale fixed-maturity securities	$43,306,269	$44,237,446

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2009, by contractual maturity, are shown below.

	Amortized cost	Fair value
Held-to-maturity:
Due after five years through ten years	$137	$162
Due after ten years	1,111,457	1,249,923
Total held-to-maturity fixed-maturity securities	$1,111,594	$1,250,085

Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $20,870,187 as of December 31, 2009.

 (Continued)

40

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Proceeds from sales of available-for-sale and trading investments for the years ended December 31, 2009, 2008, and 2007 are presented in the following table:

	2009	2008	2007
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$1,012,859	$1,413,235	$1,118,979
Proceeds from tax-free exchanges	19,455	—	—
Equity securities:
Proceeds from sales	83,927	14,906	68,230
Trading:
Fixed-maturity securities:
Proceeds from sales	565,887	1,244,445	556,061
Proceeds from tax-free exchanges	721	—	—
Equity securities:
Proceeds from sales	3,845	17,540	3,560

As of December 31, 2009 and 2008, investments with a carrying value of $93,621 and $85,741, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company uses certain investments, known as seed money, to establish new separate account investment options that are available with variable annuity products. The carrying value of the seed money was $52,153 at December 31, 2009 and is included within equity securities, available-for-sale on the Consolidated Balance Sheets.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

 (Continued)

41

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
2009:
Fixed-maturity securities,
available-for-sale:
U.S. government	$410,027	$5,580	$—	$—	$410,027	$5,580
States and political subdivisions	134,063	4,098	85,292	14,860	219,355	18,958
Foreign government	42,620	2,354	—	—	42,620	2,354
Public utilities	550,741	13,079	223,545	16,902	774,286	29,981
Corporate securities	2,563,961	46,446	2,881,481	303,994	5,445,442	350,440
Mortgage-backed securities	4,198,701	99,741	3,041,853	221,086	7,240,554	320,827
Collateralized mortgage
obligations	2,434	62	2,236	183	4,670	245

Total temporarily
impaired securities	$7,902,547	$171,360	$6,234,407	$557,025	$14,136,954	$728,385

2008:
Equity securities	$75	$9	$—	$—	$75	$9
Total temporarily
impaired securities	$75	$9	$—	$—	$75	$9

As of December 31, 2009 and 2008, there were 909 and 0 available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities; for equity securities, there were 0 and 23, respectively. As mentioned in note 2, the Company historically impaired all available-for-sale fixed-maturity securities in an unrealized loss position prior to the adoption of new accounting guidance in 2009; therefore, the Company had no unrealized losses on fixed-maturity securities as of December 31, 2008. If the Company had not adopted the new accounting guidance in 2009, there would have been no unrealized losses.

As of December 31, 2009, of the total amount of unrealized losses, $626,906 or 86.1% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from S&P, or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell nor does it

 (Continued)

42

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

Other-than-Temporary Impairment Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

2009
Balance as of January 1:	$197,948
Additions for credit impairments recognized on (1):
Securities not previously impaired	235,867
Securities previously impaired	7,417
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(19,539)
Securities that the Company intends to sell or more likely than not be
required to sell before recovery	—
Securities due to an increase in expected cash flows	—
Balance as of December 31:	$421,693

(1)	Total additions of $243,284 are included in the net other-than-temporary impairment losses recognized in realized investment gains (losses) in the Consolidated Statements of Operations.

Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

	2009	2008	2007
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$38,912	$113,791	$43,633
Gross losses on sales and exchanges	(77,606)	(350)	(42,273)
Other-than-temporary impairments	(13,747)	(3,580,665)	(773,279)
Net losses on fixed-maturity securities	(52,441)	(3,467,224)	(771,919)
Equity securities:
Gross gains on sales	11,455	—	1,410
Gross losses on sales	(8)	(2,611)	(617)
Other-than-temporary impairments	—	—	(76)
Net gains (losses) on equity securities	11,447	(2,611)	717
Net losses on available-for-sale securities	(40,994)	(3,469,835)	(771,202)

 (Continued)

43

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

	2009	2008	2007
Trading:
Fixed-maturity securities:
Gross gains on sales and exchanges	$13,224	$36,472	$4,039
Gross losses on sales and exchanges	(46,030)	(29,872)	(7,243)
Net (losses) gains on fixed-maturity securities	(32,806)	6,600	(3,204)
Equity securities:
Gross gains on sales and exchanges	22	890	223
Gross losses on sales and exchanges	(1,261)	(1,081)	(3)
Net (losses) gains on equity securities	(1,239)	(191)	220
Fixed-maturity and equity securities:
Gross gains due to change in fair value	517,157	122,841	53,246
Gross losses due to change in fair value	(41,238)	(568,774)	(5,820)
Net gains (losses) due to change in fair value	475,919	(445,933)	47,426
Net gains (losses) on trading securities	441,874	(439,524)	44,442
Held-to-maturity:
Other-than-temporary impairments	(229,537)	—	—
Net losses on held-to-maturity securities	(229,537)	—	—
Provision for mortgage loans on real estate	(64,338)	(4,183)	(9,884)
Impairments and losses on mortgage loans on real estate	(30,561)	—	—
(Loss) gain on real estate sales	(11,874)	—	33,320
Impairments on real estate	(10,897)	—	—
Other	(4,047)	(4,717)	(7,654)
Net realized investment gains (losses)	$49,626	$(3,918,259)	$(710,978)

The decrease in other-than-temporary impairments in 2009 is primarily related to adoption of new accounting guidance as discussed in note 2.

 (Continued)

44

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Interest and Similar Income

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2009	2008	2007
Interest and similar income:
Available-for-sale fixed-maturity securities	$2,362,121	$2,218,194	$1,912,421
Mortgage loans on real estate	325,579	281,586	239,081
Investment income on trading securities	294,353	328,900	298,908
Held-to-maturity fixed-maturity securities	81,919	—	—
Rental income on real estate	25,127	24,407	34,116
Interest on loans to affiliates	22,269	47,038	27,871
Interest on loans to nonaffiliates (1)	21,602	—	—
Other invested assets	18,187	5,879	42,703
Policy loans	11,876	11,978	11,384
Short-term securities	7,823	27,123	44,910
Interest on assets held by reinsurers	3,454	3,609	3,817
Total	3,174,310	2,948,714	2,615,211
Less:
Investment expenses	56,042	39,820	49,880
Total interest and similar income, net	$3,118,268	$2,908,894	$2,565,331

(1)
As mentioned further in the Loan to Nonaffiliate section of this note, this loan and the associated interest was previously classified as a loan to affiliate and has been reclassified in 2009 as the counterparty is no longer an affiliate effective January 2009. The interest related to this loan was $20,734 and $19,510 in 2008 and 2007, respectively.

Mortgage Loans

The Company’s investment in mortgage loans on real estate at December 31, 2009 and 2008 is summarized as follows:

	2009	2008
Mortgage loans on real estate:
Commercial	$5,535,319	$4,883,265
Residential	1,429	1,505
Valuation allowances	(110,735)	(46,397)
Total mortgage loans on real estate	$5,426,013	$4,838,373

 (Continued)

45

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 39.0% or $2,185,617, and 11.3% or $632,950, respectively. At December 31, 2008, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 42.3% or $2,068,676, and 10.1% or $493,416, respectively.

Interest rates on investments in new mortgage loans ranged from a minimum of 6.06% to a maximum of 7.75%. The maximum percentage of the loan to the value of the related real estate of any outstanding loan was 80%.

The valuation allowances on mortgage loans on real estate at December 31, 2009, 2008, and 2007 and the changes in the allowance for the years then ended are summarized as follows:

	2009	2008	2007
Balance, beginning of year	$46,397	$42,214	$32,330
Charged to operations	64,338	4,183	9,884
Balance, end of year	$110,735	$46,397	$42,214

The significant increase in the valuation allowance on mortgage loans on real estate in 2009 is due to the continued deterioration in the overall commercial real estate market. The Company believes this additional provision is needed to reserve for higher expected losses through the current real estate downturn.

During 2009, the Company closed on two deeds in lieu of foreclosure for mortgage loans on real estate. The Company sold one of the properties, resulting in an $11,874 loss, which is reported within realized investment gains (losses), net on the Consolidated Statements of Operations. The Company intends to sell the other property and as such, it has been impaired to a fair value of $32,000, classified as held-for-sale and reported within other assets on the Consolidated Balance Sheets.

Variable Interest Entities

The Company’s CDOs represent significant interests in VIEs. The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, including an analysis of whether the Company absorbs the majority of the entities’ expected losses or if it receives a majority of the entities’ expected residual returns. Based on that analysis, the Company has concluded that it is not the primary beneficiary, and as such, did not consolidate the VIEs in the Consolidated Financial Statements. The CDOs are classified as fixed-maturity securities, held-to-maturity on the Consolidated Balance Sheets and reported at amortized cost.

The VIEs exist for the sole purpose of acquiring and managing a diversified portfolio of asset-backed and synthetic securities and are funded by the issuance of several tranches of funding notes. The CDOs, which are primarily the highest ranking debt tranches of each respective deal, each contain similar features. There are several classes of notes, which include a structure that subordinates one note to another. Priorities of payment provide that the most senior classes of notes are paid first. Each CDO trust holds investments in eligible assets, as defined by that specific agreement, which generally include credit asset-backed securities, mortgage-backed securities, default swaps/synthetic CDOs, other CDOs, and asset-backed

 (Continued)

46

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

securities that meet specific criteria, such as criteria for credit quality, insurance requirements, or limits on the types of collateral underlying those investments. These assets have a concentration in subprime mortgage-backed securities. Each CDO also contains tests, which, if failed, will result in cash payments that would normally be directed to a junior class of note holders, be redirected to the most senior class of note holders. Finally, the CDOs contain call features that may be exercised if requested by the appropriate class of note and if other criteria required by the CDO documents are met.

The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2009 related to these entities.

Loans to Nonaffiliates

In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE prior to January 12, 2009, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least “AA” by S&P or Moody’s. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from Dresdner Bank Luxembourg, a wholly owned subsidiary of Dresdner Bank Aktiengesellschaft (Dresdner Bank). On January 12, 2009, Allianz SE closed the sale of 100% of Dresdner Bank, including its subsidiaries, to Commerzbank AG. Subsequent to the sale, all financial activity with Dresdner Bank, including its subsidiaries is recorded or disclosed in the Consolidated Financial Statements as nonaffiliated. For 2008 and prior, financial activity was recorded as loans to affiliates in the Consolidated Balance Sheets.

The effect of the forward agreement is a Reference Portfolio whereby DKPII designates a portfolio of assets in accordance with preestablished investment guidelines. The value of this agreement was $561,846 and $540,244 at December 31, 2009 and 2008, respectively. As of December 31, 2008, the value was included in loans to affiliates on the Consolidated Balance Sheet. However, as Dresdner Bank is no longer an affiliate of the Company as of January 12, 2009, the value of the agreement is included in loans to nonaffiliates on the Consolidated Balance Sheet as of December 31, 2009.

There is an embedded credit derivative in this agreement relating to the PFs’ values with a balance of $(2,089) and $(9,531) at December, 31, 2009 and 2008, respectively, and is reported in loans to nonaffiliates and loans to affiliates on the Consolidated Balance Sheets at December, 31, 2009 and 2008, respectively. Income (loss) on the embedded credit derivative in 2009, 2008, and 2007 was $7,442, $(9,577), and $46, respectively, and is included in derivative income (loss) on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current fair value of the AZLPF position in the investment.

 (Continued)

47

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Derivatives and Hedging Instruments

The Company uses derivatives as a risk management strategy to hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities are recorded at fair value in the Consolidated Financial Statements using valuation techniques further discussed in note 5.

Each derivative is designated by the Company as either a cash flow hedging instrument (cash flow hedge) or not qualified as a hedging instrument (nonqualifying strategies).

Cash flow hedges

Interest rate swaps are used by the Company to hedge against the changes in cash flows associated with variable interest rates on certain underlying fixed-maturity securities. The interest rate swaps have notional amounts and maturity dates equal to the underlying fixed-maturity securities and were deemed to be 100% effective at December 31, 2009 and 2008. The cumulative amount of unrealized gains and losses on the effective portion of the interest rate swaps are recorded as a component of other comprehensive income.

The following table presents the components of the gains or losses related to derivatives that qualify as cash flow hedges:

	Amount of (losses) gains
Derivatives designated as	recognized at December 31,
cash flow hedging instruments	2009	2008	2007

Interest rate swaps, net of tax (benefit) expense
of $(1,633), $8,507, and $0 at December 31, 2009,
2008, and 2007, respectively	$(3,033)	$15,799	—

At December 31, 2009, the Company does not expect to reclassify any pretax gains or losses on cash flow hedges into earnings during the next 12 months. In the event that cash flow hedge accounting is no longer applied because the derivative is designated as a hedge or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

Nonqualifying strategies

Option Contracts

The Company utilizes OTC options and ETOs with the objective to economically hedge certain fixed-indexed annuity and life products tied to the S&P 500 index or NASDAQ 100 index as well as the objective to economically hedge certain variable annuity guaranteed benefits. These options are not used for speculative or income generating purposes. During 2009, the Company began utilizing ETOs to protect the Company’s statutory capital against adverse movements in equity markets. The hedge consists of various positions in equity index puts and calls.

 (Continued)

48

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company will only enter into OTCs with counterparties rated A- or better. At December 31, 2009, there were nine counterparties with a net receivable exposure to the Company of $301,737. At December 31, 2009, $32,600 of that exposure was not covered by collateral held. At December 31, 2008, there were six counterparties with a net receivable exposure to the Company of $161,997. At December 31, 2008, $26,187 of that exposure was not covered by collateral held. At December 31, 2009 and 2008, respectively, the Company also had net liability positions to certain counterparties of $0 and $114,374 that were not covered by collateral posted to counterparties. This resulted in a total net receivable (liability) of $50,486 and $(106,669) as of December 31, 2009 and 2008, respectively. Collateral posted on the liability positions at December 31, 2009 and 2008 had a fair value of $141,580 and $136,071, respectively, and is included in fixed-maturity securities in the Consolidated Balance Sheets.

During 2008, the Company established an allowance of $1,500 due to the bankruptcy of a derivative counterparty. The related receivable balance was $7,139 at December 31, 2008. This balance was settled during 2009 with the derivative counterparty. An allowance at December 31, 2009 was not considered necessary by management after review of the derivative counterparties.

The ETOs provide the Company flexibility to use instruments, which are exchange-cleared and allows the Company to mitigate counterparty credit risk. These options are cleared through the Options Clearing Corporation (OCC), which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission (CFTC). The credit rating on the OCC is currently AAA from S&P. At December 31, 2009 and 2008, the Company had a net receivable position to certain clearing brokers of $125,839 and $0, respectively, related to ETOs that cleared at the OCC. The Company is required to post collateral for ETOs by the OCC. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. Collateral posted at December 31, 2009 and 2008 had a fair value of $633,499 and $0, respectively, and is included in fixed-maturity securities in the Consolidated Balance Sheets.

As of December 31, 2009 and 2008, the Company held options purchased (asset) and options sold (liability) with the following amortized cost, fair value, and notional amounts:

	2009	2008
Options:
Purchased (asset):
Amortized cost	$917,329	$484,060
Fair value	1,053,560	524,827
Notional	28,122,853	11,427,185
Sold (liability):
Basis	$798,330	$316,248
Fair value	906,586	518,778
Notional	25,939,288	7,708,902

 (Continued)

49

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Futures

The Company utilizes futures to economically hedge fixed-indexed annuity and life and variable annuity guarantees. The futures contracts do not require an initial investment and the Company is required to settle cash daily based on movements of the representative index, therefore no asset or liability is recorded as of December 31, 2009 and 2008. Beginning in 2009, futures contracts are utilized to hedge the investment risk associated with seed money.

The Company is also required to post collateral for futures contracts by the Chicago Mercantile Exchange, Chicago Board of Trade, London International Financial Futures Exchange, and the Eurex. The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2009 and 2008 had a fair value of $496,300 and $435,024, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

Stock Appreciation Rights

The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with Allianz SE’s stock based compensation plan which awards certain employees stock appreciation rights (SARs). The contracts are recorded at fair value within derivatives on the Consolidated Balance Sheets with the change in fair value recorded in derivative income on the Consolidated Statements of Operations. As of December 31, 2009 and 2008, the Company owned 84,012 and 71,996 contracts with a cost of $4,024 and $3,706, respectively. See further discussion of the stock-based compensation plan in note 16.

Embedded derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets.

Certain fixed-indexed annuity products, variable annuity riders, and universal life policies include a market value liability option (MVLO), which is essentially an embedded derivative with equity-indexed features. This embedded derivative is reported within policy and contract account balances on the Consolidated Balance Sheets with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

Forward Commitments

The Company utilizes forward commitments, on a limited basis, for the generation of income through certain actively managed portfolios. Forward commitments of $105,294, $10,943, and $0 were purchased and $104,978, $10,943, and $0 were sold by the Company during 2009, 2008, and 2007, respectively. Outstanding forward commitments are reported within derivatives on the Consolidated Balance Sheets.

 (Continued)

50

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Realized gains and losses on the sale of forward commitments and any change in fair value are reported within derivative income (loss) on the Consolidated Statements of Operations.

Interest Rate Swaps, Currency Forwards, and Credit Default Swaps

The Company had previously invested in interest rate swaps, currency forwards, and credit default swaps through certain actively managed investment portfolios. Within these portfolios, derivatives were used for hedging, replication, and income generation only. During 2009, the Company discontinued these investment portfolios as part of its overall risk management strategy and accordingly, held no assets or liabilities as of December 31, 2009. As of December 31, 2008, the investment portfolios had net liabilities of $11,685.

The credit default swaps within the investment portfolios assumed credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company was only required to pay on the contract if a credit event occurred. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2008:

Credit derivative type by derivative risk exposure and reference type	Notional amount	Fair value	Weighted average years to maturity	Average credit rating
Single name credit default swaps
Investment grade risk
Emerging markets sovereign credit	$6,100	$(1,658)	8	A-
U.S. corporate credit	1,860	(10)	5	AAA
Below investment grade risk
Emerging markets sovereign credit	2,600	(1,366)	9	B+
European Union corporate credit	200	(74)	4	B+
U.S. corporate credit	100	(12)	2	CAA+
Basket credit default swaps
Investment grade risk
U.S. corporate credit	8,177	(154)	5	BAA+
U.S. asset backed securities	1,000	(945)	29	AA
Below investment grade risk
Emerging markets sovereign credit	16,800	(2,534)	5	BA+
European Union corporate credit	2,300	(677)	3	B+
U.S. corporate credit	14,570	(2,421)	4	B-
Total	$53,707	$(9,851)

 (Continued)

51

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2008, the Company had posted $11,700 of collateral in the form of cash related to the liabilities above.

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, for both cash flow hedges and nonqualifying strategies as of December 31:

	Fair value
Derivatives designated as
cash flow hedging instruments	2009	2008
Interest rate swaps	$19,640	$24,306
Total cash flow hedging instruments	$19,640	$24,306

Derivatives designated as nonqualifying
hedging intruments, net
OTC	$158,337	$6,048
ETO	(11,363)	—
SAR	1,262	647
GMWB	20,909	(312,590)
GMAB	(535,353)	(497,265)
MVLO	(7,382,927)	(6,247,616)
Other embedded derivatives	903	50,812
Forward commitments	—	12,902
Interest rate swaps	—	(2,410)
Currency forwards	—	(755)
Credit default swaps	—	(8,520)
Total nonqualifying hedging instruments	(7,748,232)	(6,998,747)
Total derivative instruments	$(7,728,592)	$(6,974,441)

Location in Consolidated Balance Sheets
Derivatives	$1,077,453	$628,042
Loans to affiliates	—	(9,531)
Loans to nonaffiliates	(2,089)	—
Future policy benefit reserves	(514,443)	(809,855)
Policy and contract account balances	(7,382,927)	(6,247,616)
Derivative liability	(906,586)	(535,481)
Total derivative instruments	$(7,728,592)	$(6,974,441)

 (Continued)

52

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following table presents the gains or losses recognized in income on the various nonqualifying strategies:

		Amount of gains (losses) on derivatives
Derivatives		recognized for the years ended December 31,
designated as nonqualifying	Location in Consolidated
hedging instruments, net	Statements of Operations	2009	2008	2007
Futures (1)	Interest and similar income, net	$—	$—	$370
SAR (1)	Interest and similar income, net	—	—	(972)
Other embedded derivatives (1)	Interest and similar income, net	—	—	46
	Total interest and similar income, net	—	—	(556)

MVLO	Policy fees	(304,516)	(66,832)	(176,192)

Futures (1)	Realized investment gains (losses), net	—	—	116

MVLO	Policyholder benefits	61,636	53,470	50,078
Other embedded derivatives (1)	Policyholder benefits	—	—	(3,260)
	Total policyholder benefits	61,636	53,470	46,818

GMWB	Change in fair value of annuity
	embedded derivatives	333,498	(312,590)	—
GMAB	Change in fair value of annuity
	embedded derivatives	(39,763)	(491,481)	3,522
MVLO	Change in fair value of annuity
	embedded derivatives	(892,431)	107,262	(626,031)
	Total change in fair value of annuity
	embedded derivatives	(598,696)	(696,809)	(622,509)

OTC	Derivative income (loss)	250,178	275,056	(209,727)
ETO	Derivative income (loss)	(46,517)	(76)	—
Futures	Derivative income (loss)	(11,150)	(1,306,124)	(43,820)
SAR (1)	Derivative income (loss)	(339)	(3,076)	—
Other embedded derivatives (1)	Derivative income (loss)	(49,909)	32,586	—
Forward commitments	Derivative income (loss)	(706)	7,969	831
Interest rate swaps	Derivative income (loss)	1,571	(2,893)	1,060
Credit default swaps	Derivative income (loss)	1,491	(7,465)	264
	Total derivative income (loss)	144,619	(1,004,023)	(251,392)

	Total derivative loss	$(696,957)	$(1,714,194)	$1,003,715)

(1)	Subsequent to the year ended December 31, 2007, the gains (losses) on these derivative instruments are included in derivative income (loss) on the Consolidated Statement of Operations.

 (Continued)

53

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(5)	Fair Value Measurements

The following financial instruments are carried at fair value on a recurring basis in the Company’s Consolidated Financial Statements: available-for-sale and trading fixed-maturity securities, freestanding and embedded derivatives, equity securities, corporate-owned life insurance, and separate accounts assets.

The Fair Value Measurements and Disclosures Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 –	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2 –	Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)	Quoted prices for similar assets or liabilities in active markets.

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)	Inputs other than quoted prices that are observable.

(d)	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 –
Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

 (Continued)

54

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31, 2009 and 2008:

	Total	Level 1	Level 2	Level 3
2009:
Assets accounted for at fair value:
Fixed-maturity securities,
available-for-sale:
U.S. government	$760,139	$760,139	$—	$—
Agencies not backed by the full faith
and credit of the U.S. government	49,431	—	47,291	2,140
States and political subdivisions	401,169	—	401,169	—
Foreign government	219,059	—	165,788	53,271
Public utilities	4,588,223	—	4,564,378	23,845
Corporate securities	22,855,959	—	21,204,990	1,650,969
Mortgage-backed securities	15,338,763	—	15,337,829	934
Collateralized mortgage obligations	24,703	—	20,986	3,717
Fixed-maturity securities, trading:
U.S. government	594,725	594,725	—	—
Agencies not backed by the full faith
and credit of the U.S. government	21,255	—	21,255	—
States and political subdivisions	54,784	—	54,784	—
Foreign government	38,919	—	38,919	—
Public utilities	594,399	—	594,399	—
Corporate securities	2,965,181	—	2,953,108	12,073
Mortgage-backed securities	878,263	—	878,263	—
Derivative investments	1,077,453	256,712	820,741	—
Equity securities, available-for-sale	52,153	52,153	—	—
Equity securities, trading	15,125	11,013	4,112	—
Corporate-owned life insurance (1)	109,069	—	109,069	—
Separate account assets (2)	15,925,814	15,925,814	—	—
Total assets accounted for at fair value	$66,564,586	$17,600,556	$47,217,081	$1,746,949
Liabilities accounted for at fair value:
Derivative liabilities (3)	$908,675	$268,076	$638,510	$2,089
Annuity and life embedded derivative
liabilities (4)	7,895,440	—	—	7,895,440
Total liabilities accounted for at fair value	$8,804,115	$268,076	$638,510	$7,897,529

 (Continued)

55

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

	Total	Level 1	Level 2	Level 3
2008:
Assets accounted for at fair value:
Fixed-maturity securities (5)	$41,887,964	$1,609,382	$38,250,019	$2,028,563
Derivative investments (3)	618,511	14,961	564,966	38,584
Equity securities	12,875	9,602	3,273	—
Corporate-owned life insurance (1)	86,388	—	86,388	—
Separate account assets (2)	11,791,728	11,791,728	—	—
Total assets accounted for at fair value	$54,397,466	$13,425,673	$38,904,646	$2,067,147
Liabilities accounted for at fair value:
Derivative liabilities	$535,481	$2,059	$533,422	$—
Annuity and life embedded derivative
liabilities (4)	7,054,576	—	—	7,054,576
Total liabilities accounted for at fair value	$7,590,057	$2,059	$533,422	$7,054,576

(1)	Corporate-owned life insurance is reported in other assets on the Consolidated Balance Sheets.

(2)	In accordance with the Financial Services—Insurance Topic of the FASB ASC, the value of separate account liabilities is set to equal the fair value of separate account assets.

(3)
As of December 31, 2009, derivative liabilities include a $2,089 embedded derivative liability reported within loans to nonaffiliates on the Consolidated Balance Sheets. As of December 31, 2008, derivative investments are net of a $9,531 embedded derivative liability reported within loans to affiliates on the Consolidated Balance Sheets.

(4)	Annuity and life embedded derivative liabilities are reported in future policy benefit reserves and policy and contract account balances on the Consolidated Balance Sheets.

(5)	As of December 31, 2008, fixed-maturity securities differ from amount reported on the Consolidated Balance Sheets due to $138 of securities that are carried at amortized cost and not included here.

The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-Maturity Securities and Equity Securities

The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace

 (Continued)

56

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

Generally, treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

At December 31, 2009 and 2008, private placement securities of $1,636,200 and $1,493,372 were included in Level 3. Internal pricing models based on market proxy securities, which are monitored monthly by the investment manager for reasonableness, are used to value these holdings. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

(b)	Valuation of Derivatives

The fair value of option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator, because active markets do not exist. Options that are internally priced are included in Level 2 because they use market observable inputs. The fair value of forward commitments, interest rate swaps, currency forwards, credit default swaps, exchange-traded options, and futures are based on quoted market prices and are generally included in Level 1.

(c)	Valuation of Corporate-Owned Life Insurance (COLI)

The policy value of COLI is recorded at fair value on the Consolidated Balance Sheets. Its fair value is tied to the S&P 500 market index at the measurement date. COLI is included in Level 2, because although its fair value is tied to its underlying assets and is market observable, the exit markets are different.

 (Continued)

57

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(d)	Valuation of Separate Account Assets

Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types – bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3).

(e)	Valuation of Embedded Derivatives

Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the Consolidated Financial Statements at fair value with changes in fair value adjusted through net income (loss).

Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. A separate amount is reserved for the GMWB rider on some fixed-indexed annuity products. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income (loss).

 (Continued)

58

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable LIBOR rates. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net income (loss).

The Company also has an embedded derivative asset related to a modified coinsurance agreement with Transamerica, which is reported within derivatives on the Consolidated Balance Sheets. This agreement results in a credit derivative, with a fair value based on the difference between the LIBOR and Corporate A- spread as of an average portfolio purchase date. The asset is included in Level 2 as the valuation uses market observable inputs. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

 (Continued)

59

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(f)	Level 3 Rollforward

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

		Total realized/unrealized gains (losses) included in:		Purchases, sales, issuances, and settlements	Transfer in and/or out of Level 3, net	Ending balance	Realized gains (losses) included in net income (loss) related to financial instruments still held at December 31
	Beginning balance	Net income (loss)	Other comprehensive income (loss)
2009:
Fixed-maturity securities:
Available-for-sale:
Agencies not backed by
the full faith and
credit of the
U.S. government	$2,530	$6	$(92)	$(304)	$—	$2,140	$6
Foreign government	48,020	6	(4,755)	10,000	—	53,271	6
Public utilities	13,715	2,450	(1,132)	8,812	—	23,845	2,293
Corporate securities	1,948,990	199,373	16,162	42,698	(556,254)	1,650,969	206,230
Mortgage-backed
securities	1,000	2	(3)	(65)	—	934	3
Collaterialized mortgage
obligations	2,255	17	(330)	(668)	2,443	3,717	17
Trading:
Corporate securities	12,053	3,387	—	(1,083)	(2,284)	12,073	3,349
Total fixed-maturity
securities	2,028,563	205,241	9,850	59,390	(556,095)	1,746,949	211,904
Derivative assets (liabilities)	38,584	(40,673)	—	—	—	(2,089)	(40,673)
Annuity and life embedded
derivative liabilities	(7,054,576)	234,252	—	(1,075,116)	—	(7,895,440)	(565,049)
2008:
Fixed-maturity securities	$2,690,291	$(323,508)	$(19,128)	$1,010,536	$(1,329,628)	$2,028,563	$(327,646)
Derivative assets	46	38,538	—	—	—	38,584	38,538
Annuity and life embedded
derivative liabilities	(6,247,943)	(113,366)	—	(693,267)	—	(7,054,576)	(693,714)

(g)	Transfers

The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 3 are reported as of the beginning of the period in which the change occurs.

 (Continued)

60

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The net transfers out of Level 3 for the year ended December 31, 2009 are a result of observable inputs becoming available for certain fixed-maturity securities.

(h)	Nonrecurring Fair Value Measurements

Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. In 2009, impairments of $229,537 were recorded on certain held-to-maturity investments. The fair value adjustments were based on a valuation model using inputs classified as Level 3 in the valuation hierarchy. The inputs utilized were primarily based on estimated future collateral performance, such as loss migration, loss severity, and prepayment speeds. As significant input parameters are based on nonobservable assumptions, significant management judgment is required.

In 2009, an impairment of $20,900 was recorded associated with mortgage loans on real estate. The impairment was based on the appraisal value of the underlying property that is an input classified as Level 2 in the hierarchy. As further mentioned in note 21, the Company closed on a deed in lieu of foreclosure related to this mortgage loan on real estate and the impaired value of $50,500 was transferred to real estate.

In 2009, impairments of $8,603 and $2,294 were recorded associated with real estate held for investment and real estate held for sale, respectively. The impairments were based on appraisal values that are inputs classified as Level 2 in the hierarchy.

In 2009, an impairment of $18,902 was recorded on the goodwill of one of the Company’s subsidiaries as further discussed in note 6. The impairment was based on the expected future cash flows of the business that is an input classified as Level 3 in the hierarchy.

At December 31, 2008, there were no assets or liabilities reported at fair value on a nonrecurring basis.

 (Continued)

61

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(i)	Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31, 2009 and 2008:

	2009		2008
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Available for sale:
Fixed-maturity securities	$44,237,446	$44,237,446	$36,726,068	$36,726,068
Equity securities	52,153	52,153	75	75
Trading:
Fixed-maturity securities	5,147,526	5,147,526	5,162,034	5,162,034
Equity securities	15,125	15,125	12,800	12,800
Held-to-maturity fixed-
maturity securities	1,111,594	1,250,085	—	—
Mortgage loans on real estate	5,426,013	5,110,418	4,838,373	4,477,011
Short-term securities	1,945,630	1,945,630	1,496,911	1,496,971
Derivatives	1,077,453	1,077,453	628,042	628,042
Loans to affiliates	155,533	165,529	723,802	725,464
Loans to nonaffiliates	559,757	559,757	—	—
Policy loans	173,834	173,834	174,599	174,599
Cash	78,919	78,919	73,073	73,073
Separate account assets	15,925,814	15,925,814	11,791,728	11,791,728
Financial liabilities:
Investment contracts	$59,147,072	$59,561,351	$56,171,396	$44,717,497
Derivative liability	906,586	906,586	535,481	535,481
Mortgage notes payable	123,742	117,006	129,075	114,143
Separate account liabilities	15,925,814	15,925,814	11,791,728	11,791,728

The fair value of mortgage loans on real estate is calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk is considered in this valuation implicitly within the discount rate used. The fair value of loans to affiliates and nonaffiliates is calculated by management using the market price of a financial instrument with similar characteristics.

Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets. The fair values of the investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the

 (Continued)

62

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs. The fair value of mortgage notes payable is the present value of future payment amounts, calculated using market interest rates as of year-end representative of those a market participant would use. The fair value of separate account liabilities is equal to the fair value of the separate account assets that support them.

Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(6)	Goodwill

Goodwill at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$503,303	$502,640	$495,243
Increased ownership in partially owned
field marketing organizations	—	—	6,181
Purchase of assets	—	1,879	—
Acquisition of ALAC	—	—	1,216
Release of tax reserve of ALAC	—	(41)	—
Impairment of goodwill	(18,902)	(1,175)	—
Balance, end of year	$484,401	$503,303	$502,640

Questar, a wholly owned subsidiary of Yorktown Financial Companies, Inc., which in turn is a wholly owned subsidiary of the Company, had an impairment of goodwill during 2009. As a result of the economic downturn and the negative financial impact on Questar, an impairment test was performed on the goodwill balance. The results of the testing determined the entire Questar goodwill amount of $18,902 was impaired, and the total amount was written off.

The increase in goodwill for 2008 is the result of an asset purchase including intangible assets of a field marketing organization of $2,049. The purchase price was allocated as follows: tangible assets received $30; intangible asset for noncompete agreement $140; deferred tax liability $(49); and goodwill $1,879.

Increase in goodwill in 2007 is the result of the exercise of put options by minority-owned field marketing organizations requiring the Company to purchase part or all of the stock or member interests of the organizations. In addition, part of the 2007 increase in goodwill was due to the purchase price of $14,542 exceeding the estimated fair value of the net assets acquired in the acquisition of ALAC.

The release of the tax reserve of ALAC was the result of state tax statutes expiring. At the time of acquisition, the seller had recorded a tax contingency reserve. The Income Taxes Topic of the FASB ASC (ASC 740) dictates that releases of tax contingency reserves that are on the books at time of acquisition be credited against goodwill as they reverse.

 (Continued)

63

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The value of goodwill for ALAC was based on estimated future profits from issuing new insurance products. An impairment evaluation of goodwill was based on the Company’s evaluation of a change in likelihood of issuing new insurance products. Since acquisition, ALAC has not issued any products and has no immediate plan to do so in the near future. As a result, in 2008, the Company determined that goodwill has no value and it was impaired to reflect this decision.

The impairments discussed above are included in general and administrative expenses on the 2009 and 2008 Consolidated Statements of Operations. There were no goodwill impairments in 2007.

(7)	Value of Business Acquired and Other Intangible Assets

VOBA at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$29,195	$28,312	$53,844
Adoption of new investment accounting
guidance (1)	(13,710)	—	—
Interest	919	1,169	1,137
Amortization	(10,536)	(2,379)	(12,350)
Change in shadow VOBA (1)	6,567	2,093	(14,319)
Balance, end of year	$12,435	$29,195	$28,312

(1)
In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on VOBA of the new guidance, is an equal and opposite change to shadow VOBA, resulting in no net impact to VOBA. See note 2 for additional information.

The net amortization of the VOBA in each of the next five years is expected to be:

2010	$6,862
2011	4,683
2012	4,398
2013	3,635
2014	2,959

 (Continued)

64

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Intangible assets at December 31, 2009, 2008, and 2007, and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$7,827	$10,302	$10,489
Addition	467	140	2,482
Amortization	(2,424)	(2,615)	(2,669)
Balance, end of year	$5,870	$7,827	$10,302

Amortization of intangible assets in each of the next five years is expected to be:

2010	$1,697
2011	752
2012	165
2013	101
2014	70
During 2009, 2008, and 2007, there were no events or changes in circumstances that warranted recoverability testing for intangible assets.

Accumulated amortization of VOBA and other intangible assets was $228,075 and $215,115 as of December 31, 2009, and 2008, respectively.

(8)	Deferred Acquisition Costs

DAC at December 31, 2009, 2008, and 2007 and the changes in the balance for the years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$8,253,502	$5,575,492	$5,265,226
Adoption of new investment accounting
guidance (1)	(2,242,032)	—	—
Capitalization	810,469	865,521	919,445
Interest	215,904	186,410	177,153
Amortization	(1,191,677)	1,732,133	(445,863)
Change in shadow DAC (1)	245,789	(106,054)	(340,469)
Balance, end of year	$6,091,955	$8,253,502	$5,575,492

(1) In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on DAC of the new guidance, is an equal and opposite change to shadow DAC, resulting in no net impact to DAC. See note 2 for additional information.

 (Continued)

65

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The negative DAC amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated future gross profits to increase, which caused amortization to be negative.

The Company reviews its best estimate assumptions each year and records “unlocking” as appropriate. During 2009, the Company completed a comprehensive study of assumptions underlying estimated gross profits, resulting in an “unlocking”. This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during 2009, 2008, and 2007 is as follows:

	2009	2008	2007
Assets:
DAC	$39,973	$(117,331)	$(185,748)
DSI	3,771	3,368	(20,290)
VOBA	319	—	—
Total asset increase (decrease)	44,063	(113,963)	(206,038)
Liabilities:
Policy and contract account balances	(5,815)	(166,800)	(478,733)
Future policy benefit reserves	67,947	(18,886)	(7,810)
Unearned premiums	1,377	—	—
Total liabilities increase (decrease)	63,509	(185,686)	(486,543)
Net (decrease) increase	(19,446)	71,723	280,505
Deferred income tax (benefit) expense	(6,806)	25,103	98,177
Net (decrease) increase	$(12,640)	$46,620	$182,328

 (Continued)

66

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(9)	Deferred Sales Inducements

DSI at December 31, 2009, 2008, and 2007 and the changes in the balance for years then ended are as follows:

	2009	2008	2007
Balance, beginning of year	$1,097,806	$767,916	$721,322
Adoption of new investment accounting
guidance (1)	(267,388)	—	—
Capitalization	342,107	128,056	118,863
Amortization	(186,577)	169,359	(64,013)
Interest	30,972	30,081	28,320
Change in shadow DSI (1)	6,196	2,394	(36,576)
Balance, end of year	$1,023,116	$1,097,806	$767,916

(1)
In 2009, the Company adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments on fixed-maturity securities. Offsetting the impact on DSI of the new guidance, is an equal and opposite change to shadow DSI, resulting in no net impact to DSI. See note 2 for additional information.

The negative DSI amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated future gross profits to increase, which caused amortization to be negative.

 (Continued)

67

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(10)	Separate Accounts and Annuity Product Guarantees

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2009			2008
	Account	Net amount	Weighted	Account	Net amount	Weighted
	value	at risk	age (years)	value	at risk	age (years)
GMDB:
Return of premium	$12,730,936	$492,275	62.9	$9,775,969	$1,301,530	62.7
Ratchet and return of premium	3,839,440	439,133	65.1	3,231,730	689,316	64.4
Ratchet and rollup	5,285,246	1,194,457	66.6	4,624,497	2,087,297	66.1
Ratchet and earnings
protection rider	4,625	3,253	75.6	4,872	4,702	73.8
Reset	123,895	10,857	73.2	117,766	25,980	72.4
Earnings protection rider	343,908	28,951	63.3	291,895	69,780	62.7
Total	$22,328,050	$2,168,926		$18,046,729	$4,178,605
GMIB:
Return of premium	$200,164	$2,142	62.4	$188,077	$14,806	62.7
Ratchet and return of premium	5,562,768	252,848	64.5	5,704,906	468,852	64.1
Ratchet and rollup	6,685,807	1,112,686	64.7	5,596,569	2,334,522	64.0
Total	$12,448,739	$1,367,676		$11,489,552	$2,818,180
GMAB:
Five years	$7,754,448	$1,063,460	63.6	$7,603,356	$803,248	63.3
Ten years	5,354	257	72.7	5,831	533	71.5
Target date retirement – 7 year	547,957	—	58.8	—	—	n/a
Target date retirement – 10 year	215,221	—	54.5	—	—	n/a
Total	$8,522,980	$1,063,717		$7,609,187	$803,781
GMWB:
No living benefit	$391,611	$—	59.5	$322,178	$27,854	60.1
Life benefit with optional reset	1,959,984	21,098	63.2	832,221	349,615	67.3
Life benefit with automatic
reset	1,052,912	17,304	58.3	740,130	203,764	60.1
Life benefit with 8% rollup	16,114	56	71.7	6,901	2,004	65.6
Life benefit with 10% rollup	450,742	68	59.8	199,914	2,787	60.4
Total	$3,871,363	$38,526		$2,101,344	$586,024

The net amount at risk has decreased in 2009 due to the improved economic environment. Account values have increased due to the improved performance of the markets, which causes the guarantee reserves to decrease.

 (Continued)

68

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009, and 2008, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2009	2008
Mutual funds:
Bond	$2,312,365	$1,638,747
Domestic equity	7,488,345	3,950,854
International equity	2,039,503	1,688,463
Specialty	3,071,439	3,361,889
Total mutual funds	14,911,652	10,639,953
Money market funds	896,326	1,050,780
Other	117,836	100,995
Total	$15,925,814	$11,791,728

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2007	$37,985	$41,173	$5,793	$—	$84,951
Incurred guaranteed benefits	107,231	216,386	491,482	312,590	1,127,689
Paid guaranteed benefits	(20,414)	—	(10)	—	(20,424)
Balance as of December 31, 2008	124,802	257,559	497,265	312,590	1,192,216
Incurred guaranteed benefits	(14,312)	(100,344)	39,764	(333,499)	(408,391)
Paid guaranteed benefits	(40,242)	(22,457)	(1,676)	—	(64,375)
Balance as of December 31, 2009	$70,248	$134,758	$535,353	$(20,909)	$719,450

(11)	Mortgage Notes Payable

In 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company (Northwestern) for the Company’s headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern in conjunction with the construction of an addition to the Company’s headquarters of $65,000. This loan was funded in 2006 and combined with the existing mortgage. As of December 31, 2009, and 2008, the combined loan had a balance of $123,742 and $129,075, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company’s headquarters.

 (Continued)

69

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Interest expense for all loans is $6,971, $7,258, and $7,942 in 2009, 2008, and 2007, respectively, and is presented in general and administrative expenses on the Consolidated Statements of Operations.

The future principal payments required under the Northwestern loan are as follows:

2010		$5,636
2011		5,955
2012		6,292
2013		6,649
2014 and beyond		99,210
	Total	$123,742

(12)	Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2009 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

 (Continued)

70

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Activity in the accident and health claim reserves is summarized as follows:

	2009	2008	2007
Balance at January 1, net of reinsurance
recoverables of $221,620, $234,740,
and $324,942, respectively (1)	$59,476	$63,376	$60,189
Adjustment related to the reclassification
of reserves from prior years	7,295	—	—
Adjustment primarily related to
commutation and assumption
reinsurance on blocks of business	—	(2,710)	(98)
Incurred related to:
Current year	24,461	13,763	10,998
Prior years (1)	1,082	2,763	3,888
Total incurred	25,543	16,526	14,886
Paid related to:
Current year	2,019	1,748	1,690
Prior years (1)	21,062	15,968	9,911
Total paid	23,081	17,716	11,601
Balance at December 31, net of reinsurance
recoverables of $126,907, $221,620,
and $234,740, respectively (1)	$69,233	$59,476	$63,376

(1)	Certain 2008 and 2007 amounts have been reclassified to conform to current year presentation. The previously reported amounts in this table excluded claim data from certain product lines.

Prior year incurreds for 2009 reflect unanticipated claim development with the reinsurance assumed business. Prior year incurreds for 2008 reflect unanticipated claim development with the LTC business partially offset by commutation activity on the reinsurance assumed business. Prior year incurreds for 2007 reflect unanticipated claim development with the reinsurance assumed, LTC, and Canadian Scholarship business.

(13)	Reinsurance

The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

 (Continued)

71

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company’s reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Included in reinsurance recoverables and receivables at December 31, 2009 are $1,680,839, $937,466, $408,552, $358,987, and $256,140 of claim-related recoverables from five insurers who, as of December 31, 2009, were rated A- or higher by A.M. Best’s Insurance Reports. The Company attempts to mitigate risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit account for less than 5% of the total reinsurance recoverable as of December 31, 2009.

The Company has reinsurance recoverables and receivables with affiliates. Total affiliated reinsurance recoverables and receivables were $1,778 and $640 as of December 31, 2009, and 2008, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company’s ultimate parent, Allianz SE, of $0, $0, and $37 in 2009, 2008, and 2007, respectively.

On September 29, 2009, the Company created a subsidiary named Allianz Life of Missouri (Allianz Missouri), a captive reinsurance entity domiciled in Missouri with a $250 capital contribution. On December 31, 2009, the Company ceded to Allianz Missouri, on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and universal life insurance policies written directly by the Company. A letter of credit was issued under an existing letter of credit facility in which Allianz SE is the applicant and the face amount of the letter of credit is in a qualifying trust established by Allianz Missouri. On December 31, 2009, an additional capital contribution was made for $282,000 to Allianz Missouri. The impact of this reinsurance agreement is eliminated through consolidation.

During 2006, the Company made the decision to exit the health products business and entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which has been fully amortized into operations as of December 31, 2009. The Company amortized $313, $7,593, and $84,039 for 2009, 2008, and 2007, respectively, which are included in other revenue (loss) on the Consolidated Statements of Operations.

Throughout 2009, 2008, and 2007, the Company entered into reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life, accident and health, and LTC business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $111,198, $124,598, and $184,871 in 2009, 2008, and 2007,

 (Continued)

72

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

respectively, and received expense allowances of $8,533, $11,838, and $12,185 in 2009, 2008, and 2007, respectively.

Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2009, 2008, and 2007, $9,003, $9,876, and $11,652, respectively, were amortized and included in other revenue (loss) on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2009 and 2008 was $35,147 and $44,150, respectively, and was included in other liabilities on the Consolidated Balance Sheets.

During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,351,537 and $2,354,444 were recorded as of December 31, 2009 and 2008, respectively, in connection with these agreements.

During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2009 and 2008, the remaining deferred gain after the novation was $4,436 and $5,466, respectively, and was included in other liabilities on the Consolidated Balance Sheets. Deferred gain amortization was $1,030, $1,375, and $1,689 during 2009, 2008, and 2007, respectively, and was included in other revenue (loss) on the Consolidated Statements of Operations.

 (Continued)

73

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(14)	Income Taxes

(a)	Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2009	2008	2007
Income tax expense (benefit)
attributable to operations:
Current tax expense	$26,816	$47,043	$64,245
Deferred tax expense (benefit)	158,425	(654,033)	(60,259)
Total income tax expense
(benefit) attributable to
net income (loss)	185,241	(606,990)	3,986
Income tax effect on equity:
Income tax expense (benefit) allocated
to stockholder’s equity:
Attributable to unrealized (losses)
gains on investments	(14,127)	(4,153)	111,800
Attributable to unrealized (losses)
on postretirement obligation	(12)	(686)	(564)
Attributable to unrealized gains
(losses) on foreign exchange	3,285	(4,265)	3,512
Total income tax effect
on equity	$174,387	$(616,094)	$118,734

 (Continued)

74

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(b)	Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2009	2008	2007
Income tax expense (benefit)
computed at the statutory rate	$186,276	$(595,485)	$20,779
Dividends-received deductions and
tax-exempt interest	242	(29,999)	(18,259)
(Release) accrual of tax contingency
reserve	(684)	1,048	(2,361)
Foreign tax, net	(1,043)	(1,414)	688
Corporate owned life insurance	(7,785)	17,965	(2,450)
Nondeductible goodwill	6,616	—	—
Other	1,619	895	5,589
Income tax expense
(benefit) as reported	$185,241	$(606,990)	$3,986

 (Continued)

75

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Components of Deferred Tax Assets and Liabilities on the Consolidated Balance Sheets

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and other liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:

	2009	2008
Deferred tax assets:
Policy reserves	$1,753,964	$2,033,475
Coinsurance deferred income	52,258	20,187
Expense accruals	213,780	73,551
Other-than-temporarily impaired assets	158,766	1,574,293
Investment and derivative income	—	90,727
Provision for postretirement benefits	8,760	10,164
Other	2,325	509
Total deferred tax assets	2,189,853	3,802,906
Deferred tax liabilities:
Deferred acquisition costs	(1,950,834)	(2,712,318)
Investment and derivative income	(82,306)	—
Depreciation and amortization	(20,117)	(16,354)
Value of business acquired	(4,352)	(10,218)
Deferred intercompany gain	(5,806)	(7,858)
Net unrealized gains on investments and foreign exchange	(339,994)	(433,688)
Other	(208)	(527)
Total deferred tax liabilities	(2,403,617)	(3,180,963)
Net deferred tax (liability) asset	$(213,764)	$621,943

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes (received) paid by the Company were $(40,926), $(125,812), and $143,000 in 2009, 2008, and 2007, respectively. At December 31, 2009 and 2008, respectively, the Company had a tax payable to AZOA of $136,815 and $70,639, reported in other liabilities on the Consolidated Balance Sheets.

 (Continued)

76

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

At December 31, 2009 and 2008, the Company had a tax payable (receivable) separate from the agreement with AZOA in the amount of $44 and $(2,568), respectively. These amounts are for foreign taxes and taxes on a majority-owned subsidiary.

With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. The IRS has surveyed 2003 through 2005 and has informed the Company that they do not intend to do any further review of those years. During 2008, the IRS reviewed the credit taken for the Telephone Excise Tax on AZOA and Subsidiaries’ 2006 consolidated return. The IRS had no issues while on site and informed the Company that the review was completed and closed with no changes.

In accordance with the Income Taxes Topic of the FASB ASC, the Company recognizes liabilities for certain unrecognized tax benefits. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2009	2008
Balance at January 1	$28,159	$22,961
Additions based on tax positions related to the
current year	122,613	5,198
Amounts released related to tax positions taken
in prior years	(6,309)	—
Balance at December 31	$144,463	$28,159

The balance at December 31, 2009 consists of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2009, 2008, and 2007, the Company recognized (benefits) expenses of $(683), $1,037, and $(2,361), respectively, in interest and penalties. The Company had $2,393 and $3,076, for the payment of interest and penalties accrued at December 31, 2009 and 2008, respectively.

(15)	Related-Party Transactions

(a)	Loans to Affiliates

The Company held related-party invested assets of $155,533 and $723,802 at December 31, 2009 and 2008, respectively, representing 0.3% and 1.4% of total invested assets and 2.5% and 23.6% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a

 (Continued)

77

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Standard & Poor’s rating of AA. The December 31, 2008 balance included a forward agreement with a former affiliated company, valued at $540,244. See note 4 for additional information.

In 2003, the Company entered into an agreement to lend Allianz SE $350,000. In 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. In 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $106,589 and $130,000 at December 31, 2009 and 2008, respectively, and will be repaid, plus interest over ten years; semiannual interest payments for the first five years and amortized semiannual payments of principal and accrued interest over the last five years. Repayment of this loan started in 2009 with year to date principal payments received through December 31, 2009 in the amount of $23,411. The interest rate is 5.18%. Interest of $6,361, $6,734, and $6,734 was earned during 2009, 2008, and 2007, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. The loan was collateralized by a €100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $152,049 at December 31, 2009.

In 2001, the Company entered into an agreement to lend AZOA $100,000. The remaining loan balances are $48,944 and $63,089 as of December 31, 2009 and 2008, respectively. The loan plus interest will be repaid over twelve years, semiannual interest payments for the first five years, and level semiannual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2009 and 2008, in the amount of $14,145 and $13,181, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company, which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $4,275, $5,238, and $6,137 was earned during 2009, 2008, and 2007, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

(b)	Loan to Parent Company – Stockholder’s Equity

In 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over 10 years, semiannual interest payments for the first five years and level semiannual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. Repayment of this loan started in 2008 with year-to-date principal payments received through December 31, 2009 and 2008 in the amount of $46,966 and $44,269, respectively. The fair value of the loan was $168,877 and $210,300 at December 31, 2009 and 2008, respectively. The outstanding loan balance was $158,765 and $205,731 at December 31, 2009 and 2008, respectively, and is included as a component of stockholder’s equity on the Consolidated Balance Sheets. Interest of $11,634, $14,332, and $15,000 was earned during 2009, 2008, and 2007 and is included in interest and similar income, net on the Consolidated Statements of Operations.

 (Continued)

78

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(c)	Securities Lending

The Company participates in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company was Dresdner Klienwort Wasserstein, an affiliate prior to January 12, 2009. The Company suspended securities lending activity in 2008 and accordingly had no loaned securities outstanding as of December 31, 2009 or 2008 and had no accepted collateral that can be sold or repledged as of December 31, 2009 or 2008. The Company earned fee revenue of $0, $5,552, and $5,190 for the years ended December 31, 2009, 2008, and 2007, respectively, in connection with these arrangements, which is reported in interest and similar income, net on the Consolidated Statements of Operations.

(d)	Real Estate

The Company has real estate investment properties leased to affiliates. The Company reported $1,114, $1,073, and $4,064 in 2009, 2008, and 2007, respectively, for rental income, which is included in interest, and similar income, net on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to a related party, Fireman’s Fund Insurance Company (FFIC), a sister company wholly owned by the same parent company, AZOA. The Company received rental income of $936, $811, and $86 in 2009, 2008, and 2007, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $158, $190, and $157 in 2009, 2008, and 2007, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

(e)	Service Fees

The Company incurred fees for services provided by affiliated companies of $40,898, $39,980, and $50,929 in 2009, 2008, and 2007, respectively. The Company’s liability for these expenses was $2,003 and $1,576 at December 31, 2009 and 2008, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

The Company earned revenues for various services provided to affiliated companies of $5,699, $7,157, and $5,330 in 2009, 2008, and 2007, respectively. The receivable for these expenses was $84 and $18 at December 31 2009 and 2008, respectively, and is included in other assets on the Consolidated Balance Sheets. On a quarterly basis, the Company receives payment through cash settlement.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), Allianz Global Distributors LLC (AGID), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of

 (Continued)

79

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

variable products that offer investment options managed by PIMCO. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $2,506, $1,499, and $3,874 during 2009, 2008, and 2007, respectively, which is included in other revenue (loss) on the Consolidated Statements of Operations. At December 31, 2009 and 2008, $893 and $(147), respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of subadvised investment options were $1,480, $3,027, and $4,097 during 2009, 2008, and 2007, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $110 and $108 at December 31, 2009 and 2008, respectively, which is included in other liabilities on the Consolidated Balance Sheets.

(f)	Financial Guarantee

In October 2008, Allianz SE invested $2,500,000 in The Hartford Financial Services Group, Inc. (Hartford) using funds from their subsidiaries. The Company had a $130,000 invested portion of the transaction. In connection with the Company’s investment, Allianz SE has issued a financial guarantee of the notional amount in 10% fixed-to-floating rate junior subordinated notes of Hartford. The Company records the guarantee as the difference between par value and the fair value of the bond. If at any time during the fixed rate period of the notes (ending October 15, 2018), the rating attributed by any one of S&P or Moody’s falls below investment grade, or Hartford is subject to an event of default with its obligations under the notes, the Company has the right to sell the notes to Allianz SE. During 2009, the notes were downgraded by S&P from BBB- to BB+, which is below investment grade. This gives the Company the right to sell the notes to Allianz SE; however; the Company has not chosen to exercise the right at this time. The consideration to be delivered by Allianz SE will be equal to the notional amount of the notes. At the option of Allianz SE, such consideration will be paid either in cash or senior notes of Allianz SE or one of its financial subsidiaries.

(g)	Capital Contributions

The Company received capital contributions in 2009 and 2008 from AZOA of $1,500,000 and $280,000, respectively.

(h)	Investment Purchase from Affiliate

At a similar time as the capital contribution mentioned above, the Company entered into a purchase agreement with AZ-Arges Vermögensverwaltungsgesellschaft mbH, a subsidiary of Allianz SE, for the purchase of CDOs. During 2009, the Company settled trades for $1,349,587 of CDOs with a par value of $2,726,416.

(i)	Acquisition of Additional Ownership Interest

In September 2009, Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, acquired the remaining 27.5% ownership interest of Advisors IG, LLC (Advisors)

 (Continued)

80

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

for $9,350, through a put option exercised by Advisors. As a result of the acquisition of the additional ownership interest, Advisors is now a wholly owned subsidiary of AZIIG.

(16)	Employee Benefit Plans

The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the IRS. Under the eligible employees’ provisions, the Company will match 100% of contributions up to a maximum of 6% of the employees’ eligible compensation. Starting January 1, 2010, the Company will match up to 7.5% of eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.

In February 2010, the Company declared a profit-sharing contribution of 1.5% of employees’ salaries for the plan year ended December 31, 2009. The contribution will be funded in 2010. The Company also declared a profit-sharing contribution of 1.5% of employees’ salaries for the plan years ended December 31, 2008 and 2007, reported in general and administrative expenses on the accompanying Consolidated Statements of Operations and funded in 2009 and 2008, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. Starting January 1, 2010, the Company will not be making a profit-sharing contribution.

The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $10,737, $8,271, and $9,960 in 2009, 2008, and 2007, respectively, toward the AAAP matching contributions and administration expenses.

A defined group of highly compensated employees is eligible to participate in the AZOA Deferred Compensation Plan adopted January 1, 2008, which replaced the Allianz Life Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees’ funds are invested on a pay period basis and are immediately invested. Participants and the Company share the administrative fee. The accrued liability of $8,542 and $8,405 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $7,440 and $6,733 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

 (Continued)

81

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees SARs and restricted stock units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $1,165, $(2,324), and $4,326 was recorded in 2009, 2008, and 2007, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $3,126 and $2,360 as of December 31, 2009 and 2008, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

The Company participates in the Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares (ADSs) of Allianz SE at a discounted price. An aggregate amount of 250,000 Ordinary Shares is reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase settlement date. Effective October 26, 2009, the ADSs were delisted from the New York Stock Exchange and started trading on the U.S. over-the-counter market through the OTCQX (which is an online trading platform). Because of the delisting, an exception was made effective September 29, 2009, to fully vest shares that were considered “restricted” as of September 28, 2009. Additionally, the last 2009 purchase, originally scheduled to occur in November, was postponed to December. Employees who had made payroll contributions toward the December purchase were provided the opportunity for a one-time opt out of this purchase and receive a refund of their contribution. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $342, $215, and $457 in 2009, 2008, and 2007, respectively, and is recorded in other liabilities on the Consolidated Balance Sheets. The discount is reflected as taxable income in the year of purchase to employees.

In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee’s termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. Effective June 1, 2008, the Company adopted the AZOA Severance Allowance Plan, which replaced the Employee Severance Pay Plan. Under the AZOA Severance Allowance Plan, all employees who are involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $3,164, $8,247, and $5,712 in 2009, 2008, and 2007, respectively, toward severance payments.

The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least 10 years of service when they reach age 55. In November 2009, the Company announced changes to its retiree health program including the discontinuation of the

 (Continued)

82

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

Company’s subsidization of postretirement medical and dental benefits. The only remaining postretirement obligation is retiree life insurance. The Company’s plan obligation at December 31, 2009 and 2008 was $2,344 and $7,905, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. The Company began prefunding its postretirement liability in 2005. The Company’s plan assets, held in a Welfare Benefit Trust, at December 31, 2009 and 2008 were $22,984 and $16,720, respectively.

In accordance with the Compensation – Retirement Benefits Topic of the FASB ASC (ASC 715), the amounts recognized in accumulated other comprehensive income, net of tax consist of:

	2009	2008	2007
Net actuarial gain	$2,243	$521	$78
Prior service cost	(2,266)	(1,794)	(1,190)
Total	$(23)	$(1,273)	$(1,112)

Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income, net of tax into net periodic benefit cost are $6 and $0, respectively.

Currently, the amount of plan assets to be returned to the Company has not been determined.

(17)	Statutory Financial Data and Dividend Restrictions

Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders’ surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable, which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

The Company’s statutory capital and surplus reported in the statutory annual statement filed with the State of Minnesota as of December 31, 2009 and 2008 was $3,923,209 and $2,009,309, respectively.

The Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2009 and 2008 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the

 (Continued)

83

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

next preceding year. Ordinary dividends of $41,744 can be paid in 2010 without prior approval of the Commissioner of Commerce.

Regulatory Risk-Based Capital

An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 552% and 411% as of December 31, 2009 and 2008, respectively. Regulatory action against a company may begin when this ratio falls below 200%.

(18)	Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding and individual arbitration proceedings. For the remaining above-mentioned pending lawsuits and matters, the Company cannot predict the potential outcome at this state of the proceedings. In November 2007, the Company settled one of the pending class action lawsuits. In October 2009, the Company received a favorable trial verdict on one of the above class action lawsuits. Individuals’ claims agreed to under the settlement are still being processed, so uncertainty remains on the Company’s ultimate obligation. The Company recognizes legal costs for defending itself as incurred.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The financial services industry, including mutual fund, variable and fixed annuity, life insurance, distribution companies, and broker-dealers, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years.

Federal and state regulators are investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General’s Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company’s suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations and investigations by state insurance regulators. In some instances, these examinations and investigations may lead to enforcement proceedings, which could result in modifications to the Company’s business processes, remediation, and/or penalties. In

 (Continued)

84

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department’s allegations, the Company agreed to adopt additional modifications to the Company’s suitability review process, to certain enhancements to the Company’s existing processes and to payment of certain penalties, contributions, and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

In December 2008, the SEC adopted a rule (Rule 151A) having the effect of categorizing most fixed-indexed annuity products as securities. This rule, when and if it becomes fully operational, will subject issuers of fixed-indexed annuity products to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. The rule will also have the effect of subjecting distribution and advertising of fixed-indexed annuity products to the jurisdiction of the Financial Industry Regulatory Authority. It can be expected that Rule 151A would have the effect of making fixed-indexed annuity product development more difficult and expensive. Rule 151A could also have the effect of reducing distribution channels for fixed-indexed annuity products.

It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

This could result in legal precedents and new industrywide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

The Company holds a minority equity interest in a certain field marketing organization. Certain provisions within the stockholder’s agreement require the Company to purchase all of the stock in the entity if and when principals of the field marketing organization choose to exercise certain available options. The exercise period for the put option is the first 120 days of each calendar year commencing on January 1, 2011 and expiring on April 30, 2014. If the put option was exercised, requiring the Company to purchase all of the stock in the entity, the total purchase price that would be paid by the Company based on current calculations would be $9,985.

The Company has private placement investments that require a commitment of capital within the next year. The Company had capital commitments of $21,000 and $0 at December 31, 2009 and 2008, respectively.

The Company has commercial mortgage loan investments that do not require additional commitments of capital. The Company had capital commitments for new mortgage loans of $0 and $118,900 at December 31, 2009 and 2008, respectively.

 (Continued)

85

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company leases office space and certain furniture and equipment pursuant to operating leases with some leases containing renewal options and escalation clauses. Expense for all operating leases was $3,284, $4,980, and $5,454 in 2009, 2008, and 2007, respectively. The future minimum lease payments required under operating leases are as follows:

2010		$2,573
2011		1,932
2012		1,460
2013		1,171
2014 and beyond		807
	Total	$7,943

During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company’s headquarters. The cost and accumulated depreciation of the financed assets were $5,244 and $(2,293) at December 31, 2009 and $10,507 and $(5,199) at December 31, 2008, respectively, and are included in other assets. Depreciation on the financed assets was $2,357, $2,504, and $2,696 in 2009, 2008, and 2007, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:

2010		$891
2011		891
2012		891
2013		826
2014 and beyond		9
	Total minimum lease payments	3,508
Less executory costs (estimated)		238
	Net minimum lease payments	3,270
Less imputed interest		191
	Present value of net minimum
	lease payments	$3,079

 (Continued)

86

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years with some leases containing renewal options. Under net leases in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. The cost and accumulated depreciation on leased properties at December 31, 2009 was $395,477 and $(49,022), respectively. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2009 are as follows:

2010		$21,232
2011		20,103
2012		17,815
2013		13,588
2014 and beyond		23,325
	Total	$96,063

Included in the future minimum lease receipt amounts above are leases on real estate classified as held-for-sale by the Company at December 31, 2009. Upon completion of the sale of the real estate, it is expected that these leases will be assigned to the purchaser. The total carrying value of the leased property was $32,000 at December 31, 2009. The future minimum lease payments required under these operating leases are as follows:

2010		$3,688
2011		3,382
2012		2,280
2013		1,085
2014 and beyond		2,308
	Total	$12,743

The Company has a service agreement (the agreement) with certain broker-dealers for a marketing support program related to the distribution of select variable insurance products. Under the agreement, the Company pays a base service fee of 0.10% on the amount of variable insurance products under management at the commencement of the agreement. An additional service fee of 0.15% is calculated on the total variable insurance products under management held in excess of this base amount. The fee is calculated on a monthly basis and is paid quarterly. Either party may terminate the agreement with a 90-day notice. Upon termination, the service fee continues to be paid from the date of termination for a period of ten years provided that the broker-dealer is not in material breach of the contract. In the event of termination, the Company has calculated its total commitment at December 31, 2009 to be $3,021 annually with a total commitment of $30,205. The calculation was based on the total variable insurance products under management as of December 31, 2009, due to the variability in estimating future assets under management (such as sales, lapse rate, and fund performance). Total expense under the agreement amounted to $2,619, $2,346, and $1,865 in 2009, 2008, and 2007, respectively.

 (Continued)

87

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(19)	Capital Structure

The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized, issued, and outstanding	Par value, per share	Redemption rights	Voluntary or involuntary liquidation rights
Common stock	40,000,000	$1.00	None	None
20,000,001
20,000,001
Preferred stock:
Class A	200,000,000	$1.00	Designated by Board	Designated by Board
	18,903,484		for each series issued	for each series issued
18,903,484
Class A, Series A	8,909,195	1.00	$35.02 per share plus	$35.02 per share plus
	8,909,195		an amount to yield a	an amount to yield a
	8,909,195		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class A, Series B	10,000,000	1.00	$35.02 per share plus	$35.02 per share plus
	9,994,289		an amount to yield a	an amount to yield a
	9,994,289		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class B	400,000,000	1.00	Designated by Board	Designated by Board
	—		for each series issued	for each series issued

Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

Each share of Class A preferred stock is convertible into one share of the Company’s common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the BOD. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

As discussed in notes 2 and 15 to these Consolidated Financial Statements, the Company carried out various capital transactions with related parties during 2009, 2008, and 2007.

 (Continued)

88

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2009, 2008, and 2007

(In thousands, except share data and security holdings quantities)

(20)	Foreign Currency Translation

An analysis of foreign currency translation, net of tax for the respective years ended December 31 follows:

	2009	2008	2007
Beginning amount of cumulative translation adjustments	$6,487	$14,409	$7,889
Aggregate adjustment for the period
resulting from translation adjustments	9,386	(12,187)	10,032
Amount of income tax (expense) benefit
for the period related to aggregate adjustment	(3,285)	4,265	(3,512)
Net aggregate translation included in equity	6,101	(7,922)	6,520
Ending amount of cumulative translation adjustments	$12,588	$6,487	$14,409

Canadian foreign exchange rate at end of year	0.95388	0.81004	1.01322

(21)	Subsequent Events

No material subsequent events have occurred since December 31, 2009 that require adjustment to the financial statements.

On February 1, 2010, the Company finalized its transfer of a portion of its Canadian life insurance business to another carrier through an assumption reinsurance agreement. The reserve liabilities transferred were approximately $7,714 as of the date of the transaction. As part of the transaction, the Company also transferred an existing administration agreement to the new carrier.

On February 12, 2010, the Company closed on a deed in lieu of foreclosure for a mortgage loan on real estate. The fair value of $50,500, which is based on the appraised value of the property as of December 28, 2009, was transferred to real estate. No additional impairments or losses were recorded at the time of the transfer.

On February 22, 2010, the Company began hedging interest rate risk on variable annuity withdrawal and accumulation benefit guarantees for policies issued since August 2009 on the Company’s primary variable annuity product.

89

Schedule I

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Summary of Investments – Other than Investments in Related Parties

December 31, 2009

Type of investment	Cost (1)	Fair value	Amount at which shown in the Consolidated Balance Sheet
Fixed-maturity securities:
Fixed-maturity securities, available-for-sale:
U.S. government	$758,005	$760,139	$760,139
Agencies not backed by the full faith and credit of
the U.S. government	48,082	49,431	49,431
States and political subdivisions	412,936	401,169	401,169
Foreign government	208,151	219,059	219,059
Public utilities	4,364,286	4,588,223	4,588,223
Corporate securities	22,129,074	22,855,959	22,855,959
Mortgage-backed securities	15,362,241	15,338,763	15,338,763
Collateralized mortgage obligations	23,494	24,703	24,703
Total fixed-maturity securities, available-for-sale	43,306,269	44,237,446	44,237,446
Fixed-maturity securities, trading:
U.S. government	582,384	594,725	594,725
Agencies not backed by the full faith and credit of
the U.S. government	20,558	21,255	21,255
States and political subdivisions	56,781	54,784	54,784
Foreign government	37,501	38,919	38,919
Public utilities	572,466	594,399	594,399
Corporate securities	2,948,705	2,965,181	2,965,181
Mortgage-backed securities	929,982	878,263	878,263
Total fixed-maturity securities, trading	5,148,377	5,147,526	5,147,526
Fixed-maturity securities, held-to-maturity:
Collateralized debt obligations	1,111,457	1,249,923	1,111,457
Corporate securities	137	162	137
Total fixed-maturity securities, held-to-maturity	1,111,594	1,250,085	1,111,594
Total fixed-maturity securities	49,566,240	50,635,057	50,496,566
Equity securities:
Equity securities, available-for-sale:
Common stocks:
Seed money	50,903	52,153	52,153
Equity securities, trading:
Common stocks:
Industrial and miscellaneous	16,341	15,125	15,125
Total equity securities	67,244	$67,278	67,278
Other investments:
Mortgage loans on real estate, net	5,426,013		5,426,013
Short-term securities	1,945,630		1,945,630
Derivatives	1,077,453		1,077,453
Real estate	314,454		314,454
Loans to nonaffiliates	559,757		559,757
Loans to affiliates	155,533		155,533
Policy loans	173,834		173,834
Other invested assets	3,803		3,803
Total other investments	9,656,477		9,656,477
Total investments	$59,289,961		$60,220,321
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.
See accompanying report of independent registered public accounting firm.

90

Schedule II

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Supplementary Insurance Information

	December 31,					Year ended December 31,
			Future
			benefit
			reserves			Net	Interest
			and policy		Policy	premium	and		Net change	Net change
	Deferred	Deferred	and contract		and	and	similar		in deferred	in policy	Other
	acquisition	sales	account	Unearned	contract	policy	income,	Net	sales	acquisition	operating
	costs	inducements	balances	premiums	claims	fees	net	benefits	inducements*	costs**	expenses
2009:
Life	$249,620	$(154)	$2,229,584	11,191	$22,043	$100,963	$54,094	$92,056	$(188)	$(6,508)	$50,426
Annuities	5,739,937	1,023,270	60,603,476	86,007	1,269	681,157	3,037,167	2,228,808	(186,314)	171,557	1,420,850
Accident and health	102,398	—	1,450,144	64,542	195,998	131,185	27,007	87,534	—	255	31,800
	$6,091,955	$1,023,116	$64,283,204	161,740	$219,310	$913,305	$3,118,268	$2,408,398	$(186,502)	$165,304	$1,503,076
2008:
Life	$238,049	$(636)	$2,133,880	5,670	$19,593	$86,037	$45,538	$53,206	$108	$(52,701)	$113,165
Annuities	7,912,800	1,098,442	57,349,485	197,912	150	916,525	2,837,763	2,471,795	(327,604)	(2,731,925)	1,312,587
Accident and health	102,653	—	1,256,315	68,174	280,478	124,075	25,593	87,022	—	562	38,909
	$8,253,502	$1,097,806	$60,739,680	271,756	$300,221	$1,126,637	$2,908,894	$2,612,023	$(327,496)	$(2,784,064)	$1,464,661
2007:
Life	$188,301	$(264)	$2,055,549	186	$19,952	$70,955	$43,857	$61,244	$8,046	$(23,490)	$83,638
Annuities	5,283,977	768,180	50,737,462	149,998	—	679,317	2,501,608	1,658,779	(91,216)	(609,862)	1,532,096
Accident and health	103,214	—	1,061,074	67,223	298,153	128,585	19,866	82,937	—	(17,383)	70,702
	$5,575,492	$767,916	$53,854,085	217,407	$318,105	$878,857	$2,565,331	$1,802,960	$(83,170)	$(650,735)	$1,686,436
*	See note 9 for aggregate gross amortization of deferred sales inducements.
**	See note 8 for aggregate gross amortization of deferred acquisition costs.
See accompanying report of independent registered public accounting firm.

91

Schedule III

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Reinsurance

					Percentage
		Ceded	Assumed		of amount
	Direct	to other	from other	Net	assumed
Years ended	amount	companies	companies	amount	to net
December 31, 2009:
Life insurance in force	$23,996,848	$23,244,205	$8,967,179	$9,719,822	92.3%
Premiums and policy fees:
Life	139,806	61,672	22,829	100,963	22.6%
Annuities	682,059	218	(684)	681,157	(0.1)
Accident and health	229,976	113,949	15,158	131,185	11.6
Total premiums and policy fees	$1,051,841	$175,839	$37,303	$913,305	4.1%
December 31, 2008:
Life insurance in force	$23,565,296	$23,343,902	$8,722,528	$8,943,922	97.5%
Premiums and policy fees:
Life	128,994	66,024	22,941	85,911	26.7%
Annuities	919,284	2,004	(754)	916,526	(0.1)
Accident and health	227,905	122,005	18,300	124,200	14.7
Total premiums and policy fees	$1,276,183	$190,033	$40,487	$1,126,637	3.6%
December 31, 2007:
Life insurance in force	$21,558,390	$21,380,158	$9,487,390	$9,665,622	98.2%
Premiums and policy fees:
Life	121,600	75,160	24,515	70,955	34.6%
Annuities	677,833	(2,258)	(774)	679,317	(0.1)
Accident and health	259,044	182,914	52,455	128,585	40.8
Total premiums and policy fees	$1,058,477	$255,816	$76,196	$878,857	8.7%
See accompanying report of independent registered public accounting firm.

92

KPMG

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

KPMG

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Directors of Allianz Life Insurance Company of North America and
Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Allianz Life Variable Account B as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Minneapolis, Minnesota
March 24, 2010

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative

2

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AIM V.I. Capital Appreciation Fund	AIM V.I. Core Equity Fund	AIM V.I. International Growth Fund	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio

Assets:
Investments at Net Asset Value	$ 4,645	$ 3,117	$ 1,381	$ 2,227	$ 3,662	$ 3,661
Total Assets	4,645	3,117	1,381	2,227	3,662	3,661

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	4,645	3,117	1,381	2,227	3,662	3,661

Contract Owners' Equity:
Contracts in Accumulation Period	4,639	3,117	1,379	2,184	3,649	3,661
Contracts in Annuity Payment Period	6	-	2	43	13	-
Total Contract Owners' Equity	$ 4,645	$ 3,117	$ 1,381	$ 2,227	$ 3,662	$ 3,661

Investment Shares	228	125	53	48	94	343
Investments at Cost	$ 5,992	$ 3,128	$ 981	$ 2,488	$ 5,103	$ 6,181

See accompanying notes to financial statements (Continued)

3

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Alger American SmallCap Growth Portfolio	AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund	AZL BlackRock Growth Fund

Assets:
Investments at Net Asset Value	$ 609	$ 316,324	$ 2,830	$ 129,820	$ 326,427	$ -
Total Assets	609	316,324	2,830	129,820	326,427	-

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	609	316,324	2,830	129,820	326,427	-

Contract Owners' Equity:
Contracts in Accumulation Period	609	316,310	2,830	129,820	326,426	-
Contracts in Annuity Payment Period	-	14	-	-	1	-
Total Contract Owners' Equity	$ 609	$ 316,324	$ 2,830	$ 129,820	$ 326,427	$ -

Investment Shares	24	23,242	278	11,358	27,828	-
Investments at Cost	$ 578	$ 326,033	$ 2,826	$ 128,002	$ 305,191	$ -

See accompanying notes to financial statements (Continued)

4

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Columbia Mid Cap Value Fund	AZL Columbia Small Cap Value Fund	AZL Columbia Technology Fund	AZL Davis NY Venture Fund	AZL Dreyfus Equity Growth Fund	AZL Eaton Vance Large Cap Value Fund

Assets:
Investments at Net Asset Value	$ 57,894	$ 48,201	$ -	$ 401,845	$ 150,833	$ 266,260
Total Assets	57,894	48,201	-	401,845	150,833	266,260

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	57,894	48,201	-	401,845	150,833	266,260

Contract Owners' Equity:
Contracts in Accumulation Period	57,894	48,189	-	401,754	150,817	266,235
Contracts in Annuity Payment Period	-	12	-	91	16	25
Total Contract Owners' Equity	$ 57,894	$ 48,201	$ -	$ 401,845	$ 150,833	$ 266,260

Investment Shares	8,798	5,560	-	37,946	19,190	35,080
Investments at Cost	$ 59,188	$ 50,655	$ -	$ 354,952	$ 178,395	$ 339,165

See accompanying notes to financial statements (Continued)

5

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL First Trust Target Double Play Fund	AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund	AZL Fusion Growth Fund

Assets:
Investments at Net Asset Value	$ -	$ 180,301	$ 54,234	$ 558,063	$ 5,844	$ 797,026
Total Assets	-	180,301	54,234	558,063	5,844	797,026

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	180,301	54,234	558,063	5,844	797,026

Contract Owners' Equity:
Contracts in Accumulation Period	-	180,273	54,234	557,990	5,844	797,020
Contracts in Annuity Payment Period	-	28	-	73	-	6
Total Contract Owners' Equity	$ -	$ 180,301	$ 54,234	$ 558,063	$ 5,844	$ 797,026

Investment Shares	-	13,587	5,317	55,254	580	87,107
Investments at Cost	$ -	$ 193,222	$ 53,292	$ 536,808	$ 5,857	$ 898,208

See accompanying notes to financial statements (Continued)

6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Fusion Moderate Fund	AZL International Index Fund	AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity Fund	AZL MFS Investors Trust Fund	AZL Moderate Index Strategy Fund

Assets:
Investments at Net Asset Value	$ 894,989	$ 35,015	$ -	$ 142,389	$ 265,918	$ 163,917
Total Assets	894,989	35,015	-	142,389	265,918	163,917

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	894,989	35,015	-	142,389	265,918	163,917

Contract Owners' Equity:
Contracts in Accumulation Period	894,989	35,015	-	142,364	265,901	163,917
Contracts in Annuity Payment Period	-	-	-	25	17	-
Total Contract Owners' Equity	$ 894,989	$ 35,015	$ -	$ 142,389	$ 265,918	$ 163,917

Investment Shares	92,938	2,631	-	16,831	20,759	13,833
Investments at Cost	$ 885,015	$ 35,146	$ -	$ 148,831	$ 245,239	$ 160,898

See accompanying notes to financial statements (Continued)

7

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Money Market Fund	AZL NACM International Fund	AZL OCC Growth Fund	AZL OCC Opportunity Fund	AZL Oppenheimer Global Fund	AZL Oppenheimer International Growth Fund

Assets:
Investments at Net Asset Value	$ 854,706	$ -	$ 3,399	$ 127,746	$ -	$ -
Total Assets	854,706	-	3,399	127,746	-	-

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	854,706	-	3,399	127,746	-	-

Contract Owners' Equity:
Contracts in Accumulation Period	854,062	-	3,399	127,740	-	-
Contracts in Annuity Payment Period	644	-	-	6	-	-
Total Contract Owners' Equity	$ 854,706	$ -	$ 3,399	$ 127,746	$ -	$ -

Investment Shares	854,706	-	327	11,592	-	-
Investments at Cost	$ 854,707	$ -	$ 3,272	$ 131,733	$ -	$ -

See accompanying notes to financial statements (Continued)

8

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	AZL Schroder Emerging Markets Equity Fund CL 1	AZL Schroder Emerging Markets Equity Fund CL 2	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund

Assets:
Investments at Net Asset Value	$ -	$ 386,786	$ 46,225	$ 279,662	$ -	$ 137,478
Total Assets	-	386,786	46,225	279,662	-	137,478

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	386,786	46,225	279,662	-	137,478

Contract Owners' Equity:
Contracts in Accumulation Period	-	386,708	46,119	279,662	-	137,478
Contracts in Annuity Payment Period	-	78	106	-	-	-
Total Contract Owners' Equity	$ -	$ 386,786	$ 46,225	$ 279,662	$ -	$ 137,478

Investment Shares	-	50,356	5,896	35,762	-	17,315
Investments at Cost	$ -	$ 377,655	$ 23,676	$ 219,916	$ -	$ 144,077

See accompanying notes to financial statements (Continued)

9

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL TargetPLUS Balanced Fund	AZL TargetPLUS Equity Fund	AZL TargetPLUS Growth Fund	AZL TargetPLUS Moderate Fund	AZL Turner Quantitative Small Cap Growth Fund	AZL Van Kampen Equity and Income Fund

Assets:
Investments at Net Asset Value	$ -	$ -	$ -	$ -	$ 27,136	$ 234,086
Total Assets	-	-	-	-	27,136	234,086

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	-	-	-	-	27,136	234,086

Contract Owners' Equity:
Contracts in Accumulation Period	-	-	-	-	27,134	234,086
Contracts in Annuity Payment Period	-	-	-	-	2	-
Total Contract Owners' Equity	$ -	$ -	$ -	$ -	$ 27,136	$ 234,086

Investment Shares	-	-	-	-	3,524	21,615
Investments at Cost	$ -	$ -	$ -	$ -	$ 29,270	$ 219,537

See accompanying notes to financial statements (Continued)

10

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	AZL Van Kampen Global Real Estate Fund	AZL Van Kampen Growth and Income Fund	AZL Van Kampen International Equity Fund	AZL Van Kampen Mid Cap Growth Fund	BlackRock Global Allocations V.I. Fund	Davis VA Financial Portfolio

Assets:
Investments at Net Asset Value	$ 67,671	$ 179,126	$ 349,516	$ 302,330	$ 595,355	$ 76,038
Total Assets	67,671	179,126	349,516	302,330	595,355	76,038

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	67,671	179,126	349,516	302,330	595,355	76,038

Contract Owners' Equity:
Contracts in Accumulation Period	67,671	179,094	349,501	302,324	595,355	76,033
Contracts in Annuity Payment Period	-	32	15	6	-	5
Total Contract Owners' Equity	$ 67,671	$ 179,126	$ 349,516	$ 302,330	$ 595,355	$ 76,038

Investment Shares	8,939	18,639	23,457	27,994	44,363	7,619
Investments at Cost	$ 69,876	$ 193,038	$ 354,555	$ 318,876	$ 530,449	$ 76,326

See accompanying notes to financial statements (Continued)

11

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Davis VA Real Estate Portfolio	Davis VA Value Portfolio	Franklin Global Communications Securities Fund	Franklin Growth and Income Securities Fund	Franklin High Income Securities Fund	Franklin Income Securities Fund

Assets:
Investments at Net Asset Value	$ 635	$ 73,314	$ -	$ 224,555	$ 211,406	$ 762,870
Total Assets	635	73,314	-	224,555	211,406	762,870

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	635	73,314	-	224,555	211,406	762,870

Contract Owners' Equity:
Contracts in Accumulation Period	635	73,295	-	223,591	211,236	761,777
Contracts in Annuity Payment Period	-	19	-	964	170	1,093
Total Contract Owners' Equity	$ 635	$ 73,314	$ -	$ 224,555	$ 211,406	$ 762,870

Investment Shares	86	6,820	-	21,544	34,337	53,682
Investments at Cost	$ 1,049	$ 66,833	$ -	$ 311,422	$ 202,971	$ 778,757

See accompanying notes to financial statements (Continued)

12

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Franklin Large Cap Growth Securities Fund	Franklin Money Market Fund	Franklin Real Estate Fund	Franklin Rising Dividends Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund

Assets:
Investments at Net Asset Value	$ 141,641	$ -	$ 116,520	$ 262,333	$ 68,848	$ 123,720
Total Assets	141,641	-	116,520	262,333	68,848	123,720

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	141,641	-	116,520	262,333	68,848	123,720

Contract Owners' Equity:
Contracts in Accumulation Period	141,471	-	116,344	261,758	68,714	123,539
Contracts in Annuity Payment Period	170	-	176	575	134	181
Total Contract Owners' Equity	$ 141,641	$ -	$ 116,520	$ 262,333	$ 68,848	$ 123,720

Investment Shares	10,492	-	10,601	16,430	5,378	7,239
Investments at Cost	$ 152,931	$ -	$ 212,193	$ 253,985	$ 73,620	$ 129,555

See accompanying notes to financial statements (Continued)

13

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Franklin Templeton VIP Founding Funds Allocation Fund	Franklin U.S. Government Fund	Franklin Zero Coupon Fund 2010	J.P. Morgan International Opportunities Portfolio	J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMIT International Equity Fund

Assets:
Investments at Net Asset Value	$ 173,591	$ 450,582	$ 95,054	$ -	$ -	$ 228
Total Assets	173,591	450,582	95,054	-	-	228

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	173,591	450,582	95,054	-	-	228

Contract Owners' Equity:
Contracts in Accumulation Period	173,591	450,039	95,001	-	-	228
Contracts in Annuity Payment Period	-	543	53	-	-	-
Total Contract Owners' Equity	$ 173,591	$ 450,582	$ 95,054	$ -	$ -	$ 228

Investment Shares	24,312	34,850	5,941	-	-	24
Investments at Cost	$ 168,146	$ 446,365	$ 96,158	$ -	$ -	$ 168

See accompanying notes to financial statements (Continued)

14

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	JPMorgan Insurance Trust U.S. Equity Portfolio	Mutual Global Discovery Securities Fund	Mutual Shares Securities Fund	OpCap Mid Cap Portfolio	Oppenheimer Global Securities Fund/VA	Oppenheimer High Income Fund/VA

Assets:
Investments at Net Asset Value	$ 357	$ 532,799	$ 549,364	$ 53,180	$ 93,465	$ 12,389
Total Assets	357	532,799	549,364	53,180	93,465	12,389

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	357	532,799	549,364	53,180	93,465	12,389

Contract Owners' Equity:
Contracts in Accumulation Period	357	532,651	549,042	53,180	93,343	12,389
Contracts in Annuity Payment Period	-	148	322	-	122	-
Total Contract Owners' Equity	$ 357	$ 532,799	$ 549,364	$ 53,180	$ 93,465	$ 12,389

Investment Shares	26	28,252	37,595	4,458	3,527	6,257
Investments at Cost	$ 267	$ 500,047	$ 592,495	$ 50,284	$ 83,700	$ 19,228

See accompanying notes to financial statements (Continued)

15

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Oppenheimer Main Street Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Commodity RealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Multi-Asset Portfolio

Assets:
Investments at Net Asset Value	$ 65,355	$ 188,459	$ 155,748	$ 76,335	$ 98,030	$ 10,923
Total Assets	65,355	188,459	155,748	76,335	98,030	10,923

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	65,355	188,459	155,748	76,335	98,030	10,923

Contract Owners' Equity:
Contracts in Accumulation Period	65,296	188,443	155,748	76,335	98,028	10,923
Contracts in Annuity Payment Period	59	16	-	-	2	-
Total Contract Owners' Equity	$ 65,355	$ 188,459	$ 155,748	$ 76,335	$ 98,030	$ 10,923

Investment Shares	3,595	18,034	18,110	6,020	7,707	926
Investments at Cost	$ 64,021	$ 188,351	$ 181,411	$ 73,362	$ 99,752	$ 10,982

See accompanying notes to financial statements (Continued)

16

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Growth and Income Portfolio	PIMCO VIT Total Return Portfolio	Seligman Global Technology Portfolio	Seligman Small-Cap Value Portfolio

Assets:
Investments at Net Asset Value	$ 193,247	$ 299,229	$ -	$ 779,577	$1,700	$ 61,488
Total Assets	193,247	299,229	-	779,577	1,700	61,488

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	193,247	299,229	-	779,577	1,700	61,488

Contract Owners' Equity:
Contracts in Accumulation Period	193,218	299,151	-	779,395	1,687	61,442
Contracts in Annuity Payment Period	29	78	-	182	13	46
Total Contract Owners' Equity	$ 193,247	$ 299,229	$ -	$ 779,577	$1,700	$ 61,488

Investment Shares	26,545	24,054	-	72,050	95	9,683
Investments at Cost	$ 181,076	$ 297,818	$ -	$ 759,652	$1,589	$ 88,594

See accompanying notes to financial statements (Continued)

17

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	SP International Growth Portfolio	SP Strategic Partners Focused Growth Portfolio	Templeton Global Asset Allocation Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund

Assets:
Investments at Net Asset Value	$ 10,271	$ 13,247	$ 10,145	$ 223,268	$ 221,537	$ 399,185
Total Assets	10,271	13,247	10,145	223,268	221,537	399,185

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
Net Assets:	10,271	13,247	10,145	223,268	221,537	399,185

Contract Owners' Equity:
Contracts in Accumulation Period	10,271	13,247	10,125	222,952	221,377	398,638
Contracts in Annuity Payment Period	-	-	20	316	160	547
Total Contract Owners' Equity	$ 10,271	$ 13,247	$ 10,145	$ 223,268	$ 221,537	$ 399,185

Investment Shares	2,262	2,004	1,085	16,432	12,743	38,215
Investments at Cost	$ 14,129	$ 13,300	$ 15,897	$ 232,513	$ 210,154	$ 464,236

See accompanying notes to financial statements (Continued)

18

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Assets and Liabilities
December 31, 2009
(In thousands)

	Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Enterprise Portfolio	Van Kampen LIT Growth and Income Portfolio	Total All Funds

Assets:
Investments at Net Asset Value	$1,979	$ -	$ 446	$ 15,241,712
Total Assets	1,979	-	446	15,241,712

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	-	-	-	-
Total Liabilities	-	-	-	-
Net Assets:	1,979	-	446	15,241,712

Contract Owners' Equity:
Contracts in Accumulation Period	1,975	-	420	15,234,278
Contracts in Annuity Payment Period	4	-	26	7,434
Total Contract Owners' Equity	$1,979	$ -	$ 446	$ 15,241,712

Investment Shares	71	-	27	2,182,645
Investments at Cost	$1,941	$ -	$ 457	$ 15,517,746

See accompanying notes to financial statements

19

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AIM V.I. Capital Appreciation Fund	AIM V.I. Core Equity Fund	AIM V.I. International Growth Fund	Alger American Capital Appreciation Portfolio	Alger American LargeCap Growth Portfolio	Alger American MidCap Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$27	$51	$18	$ -	$21	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	70	49	21	28	47	54
Investment Income (Loss),Net	(43)	2	(3)	(28)	(26)	(54)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(412)	(95)	27	(143)	(287)	(760)
Realized Gains (Losses) on Investments, Net	(412)	(95)	27	(143)	(287)	(760)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,204	758	320	935	1,482	2,075
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	792	663	347	792	1,195	1,315
Net Increase (Decrease) in Net Assets From Operations	$ 749	$ 665	$ 344	$ 764	$1,169	$1,261

See accompanying notes to financial statements (Continued)

20

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Alger American SmallCap Growth Portfolio	AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund	AZL BlackRock Growth Fund
			(B)	(B)		(E)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$2,755	$17	$ -	$3	$ 316

Expenses:
Mortality and Expense Risk and Administrative Charges	9	3,671	4	533	2,439	2,245
Investment Income (Loss),Net	(9)	(916)	13	(533)	(2,436)	(1,929)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(10)	(20,858)	3	6	(1,532)	(34,413)
Realized Gains (Losses) on Investments, Net	(10)	(20,858)	3	6	(1,532)	(34,413)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	212	64,996	4	1,818	35,219	66,054
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	202	44,138	7	1,824	33,687	31,641
Net Increase (Decrease) in Net Assets From Operations	$ 193	$43,222	$20	$1,291	$31,251	$29,712

See accompanying notes to financial statements (Continued)

21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Columbia Mid Cap Value Fund	AZL Columbia Small Cap Value Fund	AZL Columbia Technology Fund	AZL Davis NY Venture Fund	AZL Dreyfus Equity Growth Fund	AZL Eaton Vance Large Cap Value Fund
			(E)
Investment Income:
Dividends Reinvested in Fund Shares	$ 299	$ 113	$ -	$2,770	$ 677	$7,404

Expenses:
Mortality and Expense Risk and Administrative Charges	758	872	939	7,318	2,728	4,955
Investment Income (Loss),Net	(459)	(759)	(939)	(4,548)	(2,051)	2,449
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(7,040)	(6,705)	(10,712)	(10,713)	(16,131)	(29,654)
Realized Gains (Losses) on Investments, Net	(7,040)	(6,705)	(10,712)	(10,713)	(16,131)	(29,654)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,478	15,653	30,167	109,515	55,482	79,388
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	10,438	8,948	19,455	98,802	39,351	49,734
Net Increase (Decrease) in Net Assets From Operations	$9,979	$8,189	$18,516	$94,254	$37,300	$52,183

See accompanying notes to financial statements (Continued)

22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL First Trust Target Double Play Fund	AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund	AZL Fusion Growth Fund
	(E)		(B)		(B)
Investment Income:
Dividends Reinvested in Fund Shares	$2,581	$2,733	$ 240	$8,736	$56	$15,291

Expenses:
Mortality and Expense Risk and Administrative Charges	962	3,316	13	9,036	10	15,027
Investment Income (Loss),Net	1,619	(583)	227	(300)	46	264
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	13,707	-	28,921
Realized Gains (Losses) on Sales of Investments, Net	(39,972)	(17,915)	95	(12,507)	28	(70,109)
Realized Gains (Losses) on Investments, Net	(39,972)	(17,915)	95	1,200	28	(41,188)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	42,756	58,180	942	98,832	(13)	223,241
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,784	40,265	1,037	100,032	15	182,053
Net Increase (Decrease) in Net Assets From Operations	$4,403	$39,682	$1,264	$99,732	$61	$ 182,317

See accompanying notes to financial statements (Continued)

23

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Fusion Moderate Fund	AZL International Index Fund	AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity Fund	AZL MFS Investors Trust Fund	AZL Moderate Index Strategy Fund
		(B)	(E)			(B)
Investment Income:
Dividends Reinvested in Fund Shares	$13,474	$ -	$2,872	$ 261	$45	$1

Expenses:
Mortality and Expense Risk and Administrative Charges	14,511	156	983	1,689	4,501	676
Investment Income (Loss),Net	(1,037)	(156)	1,889	(1,428)	(4,456)	(675)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	17,169	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(25,762)	(1)	(48,168)	(10,445)	(12,703)	101
Realized Gains (Losses) on Investments, Net	(8,593)	(1)	(48,168)	(10,445)	(12,703)	101
Net Change in Unrealized Appreciation
(Depreciation) on Investments	183,098	(131)	59,301	31,486	101,657	3,019
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	174,505	(132)	11,133	21,041	88,954	3,120
Net Increase (Decrease) in Net Assets From Operations	$ 173,468	$(288)	$13,022	$19,613	$84,498	$2,445

See accompanying notes to financial statements (Continued)

24

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Money Market Fund	AZL NACM International Fund	AZL OCC Growth Fund	AZL OCC Opportunity Fund	AZL Oppenheimer Global Fund	AZL Oppenheimer International Growth Fund
		(E)	(B)		(E)	(E)
Investment Income:
Dividends Reinvested in Fund Shares	$2,235	$ 948	$1	$ -	$2,659	$3,031

Expenses:
Mortality and Expense Risk and Administrative Charges	20,771	136	2	2,123	1,786	1,927
Investment Income (Loss),Net	(18,536)	812	(1)	(2,123)	873	1,104
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(1)	(2,030)	4	(11,177)	(16,209)	(27,023)
Realized Gains (Losses) on Investments, Net	(1)	(2,030)	4	(11,177)	(16,209)	(27,023)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1	3,029	127	53,690	46,612	62,336
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	-	999	131	42,513	30,403	35,313
Net Increase (Decrease) in Net Assets From Operations	$ (18,536)	$1,811	$ 130	$40,390	$31,276	$36,417

See accompanying notes to financial statements (Continued)

25

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	AZL Schroder Emerging Markets Equity Fund CL 1	AZL Schroder Emerging Markets Equity Fund CL 2	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund
	(E)				(E)
Investment Income:
Dividends Reinvested in Fund Shares	$7,258	$ 917	$ 134	$ 413	$ 639	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	300	4,806	544	4,371	287	2,465
Investment Income (Loss),Net	6,958	(3,889)	(410)	(3,958)	352	(2,465)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1,488	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(3,737)	(13,491)	2,562	(10,898)	(56)	(13,202)
Realized Gains (Losses) on Investments, Net	(2,249)	(13,491)	2,562	(10,898)	(56)	(13,202)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,547	68,876	17,965	118,473	5,936	41,131
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,298	55,385	20,527	107,575	5,880	27,929
Net Increase (Decrease) in Net Assets From Operations	$8,256	$51,496	$20,117	$ 103,617	$6,232	$25,464

See accompanying notes to financial statements (Continued)

26

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL TargetPLUS Balanced Fund	AZL TargetPLUS Equity Fund	AZL TargetPLUS Growth Fund	AZL TargetPLUS Moderate Fund	AZL Turner Quantitative Small Cap Growth Fund	AZL Van Kampen Equity and Income Fund
	(E)	(E)	(E)	(E)
Investment Income:
Dividends Reinvested in Fund Shares	$2,910	$2,726	$3,005	$2,333	$ -	$4,463

Expenses:
Mortality and Expense Risk and Administrative Charges	1,693	1,030	1,322	1,047	485	4,056
Investment Income (Loss),Net	1,217	1,696	1,683	1,286	(485)	407
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	13,020	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	1,851	(26,046)	(10,929)	(1,093)	(4,499)	(6,858)
Realized Gains (Losses) on Investments, Net	14,871	(26,046)	(10,929)	(1,093)	(4,499)	(6,858)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,023	38,143	25,843	11,882	11,246	48,242
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	19,894	12,097	14,914	10,789	6,747	41,384
Net Increase (Decrease) in Net Assets From Operations	$21,111	$13,793	$16,597	$12,075	$6,262	$41,791

See accompanying notes to financial statements (Continued)

27

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	AZL Van Kampen Global Real Estate Fund	AZL Van Kampen Growth and Income Fund	AZL Van Kampen International Equity Fund	AZL Van Kampen Mid Cap Growth Fund	BlackRock Global Allocations V.I. Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$ 758	$4,006	$17,203	$ -	$9,421	$ 545

Expenses:
Mortality and Expense Risk and Administrative Charges	1,157	3,304	4,942	5,066	8,530	1,337
Investment Income (Loss),Net	(399)	702	12,261	(5,066)	891	(792)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(14,896)	(14,654)	(14,774)	(25,047)	5,383	(6,519)
Realized Gains (Losses) on Investments, Net	(14,896)	(14,654)	(14,774)	(25,047)	5,383	(6,519)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	34,365	46,347	46,173	132,522	72,101	29,118
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	19,469	31,693	31,399	107,475	77,484	22,599
Net Increase (Decrease) in Net Assets From Operations	$19,070	$32,395	$43,660	$ 102,409	$78,375	$21,807

See accompanying notes to financial statements (Continued)

28

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Davis VA Real Estate Portfolio	Davis VA Value Portfolio	Franklin Global Communications Securities Fund	Franklin Growth and Income Securities Fund	Franklin High Income Securities Fund	Franklin Income Securities Fund
			(C)
Investment Income:
Dividends Reinvested in Fund Shares	$16	$ 569	$ 342	$10,319	$11,338	$55,082

Expenses:
Mortality and Expense Risk and Administrative Charges	10	1,270	558	3,309	3,221	12,338
Investment Income (Loss),Net	6	(701)	(216)	7,010	8,117	42,744
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	-	-
Realized Gains (Losses) on Sales of Investments, Net	(238)	(2,164)	(83,468)	(28,655)	(6,460)	(54,897)
Realized Gains (Losses) on Investments, Net	(238)	(2,164)	(83,468)	(28,655)	(6,460)	(54,897)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	372	19,470	90,295	66,149	52,383	205,950
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	134	17,306	6,827	37,494	45,923	151,053
Net Increase (Decrease) in Net Assets From Operations	$ 140	$16,605	$6,611	$44,504	$54,040	$ 193,797

See accompanying notes to financial statements (Continued)

29

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Franklin Large Cap Growth Securities Fund	Franklin Money Market Fund	Franklin Real Estate Fund	Franklin Rising Dividends Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Small-Mid Cap Growth Securities Fund
		(C)
Investment Income:
Dividends Reinvested in Fund Shares	$1,936	$11	$12,980	$3,881	$1,078	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	2,395	101	1,936	4,441	1,265	1,946
Investment Income (Loss),Net	(459)	(90)	11,044	(560)	(187)	(1,946)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	-	2,893	-
Realized Gains (Losses) on Sales of Investments, Net	(8,655)	-	(28,356)	(8,285)	(3,435)	(8,369)
Realized Gains (Losses) on Investments, Net	(8,655)	-	(28,356)	(8,285)	(542)	(8,369)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	40,050	-	33,534	42,243	15,801	48,017
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	31,395	-	5,178	33,958	15,259	39,648
Net Increase (Decrease) in Net Assets From Operations	$30,936	$ (90)	$16,222	$33,398	$15,072	$37,702

See accompanying notes to financial statements (Continued)

30

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Franklin Templeton VIP Founding Funds Allocation Fund	Franklin U.S. Government Fund	Franklin Zero Coupon Fund 2010	J.P. Morgan International Opportunities Portfolio	J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMIT International Equity Fund
				(C)	(C)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3,918	$17,530	$4,773	$8	$7	$3

Expenses:
Mortality and Expense Risk and Administrative Charges	3,173	8,548	2,157	-	1	2
Investment Income (Loss),Net	745	8,982	2,616	8	6	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	8	-	-
Realized Gains (Losses) on Sales of Investments, Net	(8,229)	3,499	198	(77)	(135)	4
Realized Gains (Losses) on Investments, Net	(8,229)	3,499	198	(69)	(135)	4
Net Change in Unrealized Appreciation
(Depreciation) on Investments	45,306	(7,046)	(4,510)	72	122	60
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	37,077	(3,547)	(4,312)	3	(13)	64
Net Increase (Decrease) in Net Assets From Operations	$37,822	$5,435	$ (1,696)	$11	$ (7)	$65

See accompanying notes to financial statements (Continued)

31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	JPMorgan Insurance Trust U.S. Equity Portfolio	Mutual Global Discovery Securities Fund	Mutual Shares Securities Fund	OpCap Mid Cap Portfolio	Oppenheimer Global Securities Fund/VA	Oppenheimer High Income Fund/VA
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$5,884	$9,769	$ 277	$1,933	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	4	9,651	9,600	865	1,675	189
Investment Income (Loss),Net	(4)	(3,767)	169	(588)	258	(189)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	13,387	-	-	1,843	-
Realized Gains (Losses) on Sales of Investments, Net	5	(12,424)	(56,811)	(4,310)	(2,088)	(4,521)
Realized Gains (Losses) on Investments, Net	5	963	(56,811)	(4,310)	(245)	(4,521)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	90	96,084	163,645	18,303	26,902	7,099
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	95	97,047	106,834	13,993	26,657	2,578
Net Increase (Decrease) in Net Assets From Operations	$91	$93,280	$ 107,003	$13,405	$26,915	$2,389

See accompanying notes to financial statements (Continued)

32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Oppenheimer Main Street Fund/VA	PIMCO VIT All Asset Portfolio	PIMCO VIT Commodity RealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Portfolio	PIMCO VIT Global Multi-Asset Portfolio
						(B)
Investment Income:
Dividends Reinvested in Fund Shares	$1,154	$11,601	$7,451	$3,100	$2,576	$52

Expenses:
Mortality and Expense Risk and Administrative Charges	1,172	3,112	2,532	1,124	1,706	18
Investment Income (Loss),Net	(18)	8,489	4,919	1,976	870	34
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	12,504	-	8,325	23
Realized Gains (Losses) on Sales of Investments, Net	(1,828)	(6,202)	(20,955)	(1,306)	(152)	(1)
Realized Gains (Losses) on Investments, Net	(1,828)	(6,202)	(8,451)	(1,306)	8,173	22
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,597	24,978	43,227	11,255	1,689	(59)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	13,769	18,776	34,776	9,949	9,862	(37)
Net Increase (Decrease) in Net Assets From Operations	$13,751	$27,265	$39,695	$11,925	$10,732	$ (3)

See accompanying notes to financial statements (Continued)

33

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	PIMCO VIT High Yield Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Growth and Income Portfolio	PIMCO VIT Total Return Portfolio	Seligman Global Technology Portfolio	Seligman Small-Cap Value Portfolio
			(D)
Investment Income:
Dividends Reinvested in Fund Shares	$12,784	$8,049	$ 350	$34,114	$ -	$ -

Expenses:
Mortality and Expense Risk and Administrative Charges	3,061	5,444	67	13,434	25	1,069
Investment Income (Loss),Net	9,723	2,605	283	20,680	(25)	(1,069)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	11,359	-	23,273	-	1,332
Realized Gains (Losses) on Sales of Investments, Net	(5,199)	(2,108)	(3,752)	6,973	(61)	(8,353)
Realized Gains (Losses) on Investments, Net	(5,199)	9,251	(3,752)	30,246	(61)	(7,021)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	44,369	25,110	3,488	21,103	758	23,990
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	39,170	34,361	(264)	51,349	697	16,969
Net Increase (Decrease) in Net Assets From Operations	$48,893	$36,966	$19	$72,029	$ 672	$15,900

See accompanying notes to financial statements (Continued)

34

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	SP International Growth Portfolio	SP Strategic Partners Focused Growth Portfolio	Templeton Global Asset Allocation Fund	Templeton Foreign Securities Fund	Templeton Global Bond Securities Fund	Templeton Growth Securities Fund

Investment Income:
Dividends Reinvested in Fund Shares	$ 119	$ -	$ 879	$7,119	$23,325	$11,531

Expenses:
Mortality and Expense Risk and Administrative Charges	193	243	132	3,309	3,308	6,540
Investment Income (Loss),Net	(74)	(243)	747	3,810	20,017	4,991
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	136	8,275	-	-
Realized Gains (Losses) on Sales of Investments, Net	(1,466)	(573)	(1,584)	(13,274)	1,611	(55,868)
Realized Gains (Losses) on Investments, Net	(1,466)	(573)	(1,448)	(4,999)	1,611	(55,868)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,243	4,832	2,422	59,960	3,911	140,619
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,777	4,259	974	54,961	5,522	84,751
Net Increase (Decrease) in Net Assets From Operations	$2,703	$4,016	$1,721	$58,771	$25,539	$89,742

See accompanying notes to financial statements (Continued)

35

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Operations
For the year ended December 31, 2009
(In thousands)

	Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Enterprise Portfolio	Van Kampen LIT Growth and Income Portfolio	Total All Funds
		(C)
Investment Income:
Dividends Reinvested in Fund Shares	$ -	$2	$19	$ 392,245

Expenses:
Mortality and Expense Risk and Administrative Charges	29	-	8	266,288
Investment Income (Loss),Net	(29)	2	11	125,957
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	-	-	-	157,663
Realized Gains (Losses) on Sales of Investments, Net	(78)	(81)	(65)	(1,022,319)
Realized Gains (Losses) on Investments, Net	(78)	(81)	(65)	(864,656)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	928	82	135	3,600,884
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	850	1	70	2,736,228
Net Increase (Decrease) in Net Assets From Operations	$ 821	$3	$81	$2,862,185

(A) Period from April 23, 2009 (fund commencement) to December 31, 2009
(B) Period from October 23, 2009 (fund commencement) to December 31, 2009
(C) Period from January 1, 2009 through April 23, 2009 (fund termination)
(D) Period from January 1, 2009 through July 17, 2009 (fund termination)
(E) Period from January 1, 2009 through October 23, 2009 (fund termination

See accompanying notes to financial statements

36

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AIM V.I. Capital Appreciation Fund		AIM V.I. Core Equity Fund		AIM V.I. International Growth Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (43)	$ (113)	$ 2	$12	$(3)	$ (22)
Realized Gains (Losses) on Investments, Net	(412)	(133)	(95)	35	27	151
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,204	(3,548)	758	(1,477)	320	(1,076)
Net Increase (Decrease) in Net Assets
From Operations	749	(3,794)	665	(1,430)	344	(947)

Contract Transactions-All Products
Purchase Payments	5	-	1	-	-	-
Transfers Between Funds	(291)	(280)	(145)	(220)	(100)	(112)
Surrenders and Terminations	(407)	(717)	(286)	(662)	(83)	(212)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(5)	(5)	(2)	(3)	(1)	(1)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(698)	(1,002)	(432)	(885)	(184)	(325)
Increase (Decrease) in Net Assets	51	(4,796)	233	(2,315)	160	(1,272)
Net Assets at Beginning of Period	4,594	9,390	2,884	5,199	1,221	2,493
Net Assets at End of Period	$ 4,645	$ 4,594	$ 3,117	$ 2,884	$ 1,381	$ 1,221

See accompanying notes to financial statements (Continued)

37

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Alger American Capital Appreciation Portfolio		Alger American LargeCap Growth Portfolio		Alger American MidCap Growth Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (28)	$ (41)	$ (26)	$ (59)	$ (54)	$ (90)
Realized Gains (Losses) on Investments, Net	(143)	(105)	(287)	(340)	(760)	1,610
Net Change in Unrealized Appreciation
(Depreciation) on Investments	935	(1,478)	1,482	(2,270)	2,075	(6,220)
Net Increase (Decrease) in Net Assets
From Operations	764	(1,624)	1,169	(2,669)	1,261	(4,700)

Contract Transactions-All Products
Purchase Payments	8	-	4	-	1	-
Transfers Between Funds	(169)	(108)	(157)	(237)	(137)	(521)
Surrenders and Terminations	(124)	(397)	(149)	(646)	(402)	(790)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(2)	(2)	(2)	(3)	(3)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(287)	(507)	(304)	(886)	(541)	(1,314)
Increase (Decrease) in Net Assets	477	(2,131)	865	(3,555)	720	(6,014)
Net Assets at Beginning of Period	1,750	3,881	2,797	6,352	2,941	8,955
Net Assets at End of Period	$ 2,227	$ 1,750	$ 3,662	$ 2,797	$ 3,661	$ 2,941

See accompanying notes to financial statements (Continued)

38

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Alger American SmallCap Growth Portfolio		AZL AIM International Equity Fund	AZL Allianz Global Investors Select Fund
	2009	2008	2009	2008	2009 (B)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(9)	$ (13)	$ (916)	$(3,449)	$13	$-
Realized Gains (Losses) on Investments, Net	(10)	168	(20,858)	5,880	3	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	212	(630)	64,996	(119,437)	4	-
Net Increase (Decrease) in Net Assets
From Operations	193	(475)	43,222	(117,006)	20	-

Contract Transactions-All Products
Purchase Payments	-	-	12,475	41,399	1,975	-
Transfers Between Funds	(33)	(60)	136,810	(74,617)	803	-
Surrenders and Terminations	(30)	(62)	(9,343)	(15,302)	-	-
Rescissions	-	-	(760)	(2,009)	(9)	-
Bonus (Recapture)	-	-	105	633	41	-
Contract Maintenance Charge	-	-	(68)	(53)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(63)	(122)	139,219	(49,949)	2,810	-
Increase (Decrease) in Net Assets	130	(597)	182,441	(166,955)	2,830	-
Net Assets at Beginning of Period	479	1,076	133,883	300,838	-	-
Net Assets at End of Period	$609	$479	$316,324	$133,883	$ 2,830	$-

See accompanying notes to financial statements (Continued)

39

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Balanced Index Strategy Fund	AZL BlackRock Capital Appreciation Fund			AZL BlackRock Growth Fund
	2009 (B)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (533)	$-	$(2,436)	$(1,048)	$(1,929)	$(2,747)
Realized Gains (Losses) on Investments, Net	6	-	(1,532)	(4,399)	(34,413)	(20,040)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,818	-	35,219	(19,459)	66,054	(76,394)
Net Increase (Decrease) in Net Assets
From Operations	1,291	-	31,251	(24,906)	29,712	(99,181)

Contract Transactions-All Products
Purchase Payments	5,486	-	19,429	17,754	5,665	30,556
Transfers Between Funds	124,058	-	239,918	(7,081)	(160,898)	22,142
Surrenders and Terminations	(1,009)	-	(6,325)	(2,984)	(6,601)	(9,029)
Rescissions	(15)	-	(742)	(370)	(360)	(1,308)
Bonus (Recapture)	15	-	122	175	37	441
Contract Maintenance Charge	(6)	-	(40)	(13)	(53)	(36)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	128,529	-	252,362	7,481	(162,210)	42,766
Increase (Decrease) in Net Assets	129,820	-	283,613	(17,425)	(132,498)	(56,415)
Net Assets at Beginning of Period	-	-	42,814	60,239	132,498	188,913
Net Assets at End of Period	$129,820	$-	$326,427	$42,814	$-	$132,498

See accompanying notes to financial statements (Continued)

40

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Columbia Mid Cap Value Fund		AZL Columbia Small Cap Value Fund		AZL Columbia Technology Fund
	2009	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (459)	$ (517)	$ (759)	$ (679)	$ (939)	$(1,372)
Realized Gains (Losses) on Investments, Net	(7,040)	(4,546)	(6,705)	(5,725)	(10,712)	(5,708)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,478	(18,633)	15,653	(13,302)	30,167	(40,210)
Net Increase (Decrease) in Net Assets
From Operations	9,979	(23,696)	8,189	(19,706)	18,516	(47,290)

Contract Transactions-All Products
Purchase Payments	7,481	14,409	6,240	8,443	4,395	13,792
Transfers Between Funds	17,353	(3,818)	1,200	(7,495)	(58,690)	(24,865)
Surrenders and Terminations	(1,622)	(1,489)	(2,052)	(3,357)	(2,329)	(4,875)
Rescissions	(352)	(308)	(285)	(180)	(196)	(421)
Bonus (Recapture)	34	153	39	88	36	251
Contract Maintenance Charge	(10)	(7)	(16)	(13)	(19)	(18)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	22,884	8,940	5,126	(2,514)	(56,803)	(16,136)
Increase (Decrease) in Net Assets	32,863	(14,756)	13,315	(22,220)	(38,287)	(63,426)
Net Assets at Beginning of Period	25,031	39,787	34,886	57,106	38,287	101,713
Net Assets at End of Period	$57,894	$25,031	$48,201	$34,886	$-	$38,287

See accompanying notes to financial statements (Continued)

41

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Davis NY Venture Fund		AZL Dreyfus Equity Growth Fund		AZL Eaton Vance Large Cap Value Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(4,548)	$(3,196)	$(2,051)	$(3,421)	$ 2,449	$235
Realized Gains (Losses) on Investments, Net	(10,713)	(6,163)	(16,131)	(4,266)	(29,654)	(3,069)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	109,515	(126,101)	55,482	(97,602)	79,388	(173,263)
Net Increase (Decrease) in Net Assets
From Operations	94,254	(135,460)	37,300	(105,289)	52,183	(176,097)

Contract Transactions-All Products
Purchase Payments	29,339	57,015	7,404	19,855	9,348	22,188
Transfers Between Funds	(21,949)	34,789	(5,583)	(60,641)	(12,611)	(134,542)
Surrenders and Terminations	(25,390)	(23,057)	(9,813)	(19,106)	(18,490)	(39,002)
Rescissions	(1,317)	(2,194)	(304)	(562)	(402)	(677)
Bonus (Recapture)	116	526	45	182	57	198
Contract Maintenance Charge	(179)	(91)	(64)	(63)	(128)	(132)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(19,380)	66,988	(8,315)	(60,335)	(22,226)	(151,967)
Increase (Decrease) in Net Assets	74,874	(68,472)	28,985	(165,624)	29,957	(328,064)
Net Assets at Beginning of Period	326,971	395,443	121,848	287,472	236,303	564,367
Net Assets at End of Period	$401,845	$326,971	$150,833	$121,848	$266,260	$236,303

See accompanying notes to financial statements (Continued)

42

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL First Trust Target Double Play Fund		AZL Franklin Small Cap Value Fund	AZL Franklin Templeton Founding Strategy Plus Fund
	2009 (E)	2008	2009	2008	2009 (B)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1,619	$ (914)	$ (583)	$(1,905)	$227	$-
Realized Gains (Losses) on Investments, Net	(39,972)	(13,708)	(17,915)	(13,802)	95	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	42,756	(42,470)	58,180	(70,307)	942	-
Net Increase (Decrease) in Net Assets
From Operations	4,403	(57,092)	39,682	(86,014)	1,264	-

Contract Transactions-All Products
Purchase Payments	13,148	42,319	13,359	31,569	49,303	-
Transfers Between Funds	(71,012)	(11,624)	(6,081)	(70,214)	3,662	-
Surrenders and Terminations	(1,589)	(4,466)	(8,635)	(15,138)	(5)	-
Rescissions	(630)	(1,023)	(538)	(1,043)	(29)	-
Bonus (Recapture)	140	354	88	405	39	-
Contract Maintenance Charge	(20)	(17)	(70)	(62)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(59,963)	25,543	(1,877)	(54,483)	52,970	-
Increase (Decrease) in Net Assets	(55,560)	(31,549)	37,805	(140,497)	54,234	-
Net Assets at Beginning of Period	55,560	87,109	142,496	282,993	-	-
Net Assets at End of Period	$-	$55,560	$180,301	$142,496	$54,234	$-

See accompanying notes to financial statements (Continued)

43

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Fusion Balanced Fund	AZL Fusion Conservative Fund			AZL Fusion Growth Fund
	2009	2008	2009 (B)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (300)	$ 1,537	$46	$-	$264	$(5,105)
Realized Gains (Losses) on Investments, Net	1,200	(12,627)	28	-	(41,188)	(15,440)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	98,832	(102,824)	(13)	-	223,241	(412,444)
Net Increase (Decrease) in Net Assets
From Operations	99,732	(113,914)	61	-	182,317	(432,989)

Contract Transactions-All Products
Purchase Payments	149,558	134,234	2,429	-	64,324	231,627
Transfers Between Funds	49,595	(59,126)	3,354	-	(24,243)	(239,071)
Surrenders and Terminations	(23,148)	(30,297)	(4)	-	(32,178)	(48,850)
Rescissions	(5,412)	(3,555)	-	-	(3,620)	(6,634)
Bonus (Recapture)	1,377	1,253	4	-	655	3,249
Contract Maintenance Charge	(116)	(73)	-	-	(323)	(254)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	171,854	42,436	5,783	-	4,615	(59,933)
Increase (Decrease) in Net Assets	271,586	(71,478)	5,844	-	186,932	(492,922)
Net Assets at Beginning of Period	286,477	357,955	-	-	610,094	1,103,016
Net Assets at End of Period	$558,063	$286,477	$ 5,844	$-	$797,026	$610,094

See accompanying notes to financial statements (Continued)

44

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Fusion Moderate Fund		AZL International Index Fund		AZL JPMorgan Large Cap Equity Fund
	2009	2008	2009 (B)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,037)	$ 2,073	$ (156)	$-	$ 1,889	$(2,141)
Realized Gains (Losses) on Investments, Net	(8,593)	(20,253)	(1)	-	(48,168)	(15,360)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	183,098	(237,537)	(131)	-	59,301	(67,522)
Net Increase (Decrease) in Net Assets
From Operations	173,468	(255,717)	(288)	-	13,022	(85,023)

Contract Transactions-All Products
Purchase Payments	319,528	162,682	453	-	2,746	11,858
Transfers Between Funds	17,223	(247,181)	35,196	-	(69,769)	(34,707)
Surrenders and Terminations	(28,329)	(45,875)	(340)	-	(3,203)	(7,696)
Rescissions	(8,559)	(5,042)	(10)	-	(201)	(435)
Bonus (Recapture)	2,354	1,553	6	-	15	147
Contract Maintenance Charge	(227)	(175)	(2)	-	(28)	(35)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	301,990	(134,038)	35,303	-	(70,440)	(30,868)
Increase (Decrease) in Net Assets	475,458	(389,755)	35,015	-	(57,418)	(115,891)
Net Assets at Beginning of Period	419,531	809,286	-	-	57,418	173,309
Net Assets at End of Period	$894,989	$419,531	$35,015	$-	$-	$57,418

See accompanying notes to financial statements (Continued)

45

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL JPMorgan U.S. Equity Fund		AZL LMP Large Cap Growth Fund		AZL MFS Investors Trust Fund
	2009	2008	2009	2008 (H)	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,428)	$(1,002)	$-	$(1,811)	$(4,456)	$(3,369)
Realized Gains (Losses) on Investments, Net	(10,445)	3,152	-	(34,159)	(12,703)	(15,867)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	31,486	(48,227)	-	(22,671)	101,657	(98,887)
Net Increase (Decrease) in Net Assets
From Operations	19,613	(46,077)	-	(58,641)	84,498	(118,123)

Contract Transactions-All Products
Purchase Payments	4,628	13,176	-	5,044	21,470	48,108
Transfers Between Funds	62,769	(35,289)	-	(83,046)	11,897	47,189
Surrenders and Terminations	(4,444)	(6,241)	-	(10,095)	(13,376)	(11,600)
Rescissions	(205)	(419)	-	(123)	(1,043)	(1,623)
Bonus (Recapture)	37	212	-	64	131	456
Contract Maintenance Charge	(39)	(28)	-	(30)	(86)	(47)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	62,746	(28,589)	-	(88,186)	18,993	82,483
Increase (Decrease) in Net Assets	82,359	(74,666)	-	(146,827)	103,491	(35,640)
Net Assets at Beginning of Period	60,030	134,696	-	146,827	162,427	198,067
Net Assets at End of Period	$142,389	$60,030	$-	$-	$265,918	$162,427

See accompanying notes to financial statements (Continued)

46

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Moderate Index Strategy Fund		AZL Money Market Fund		AZL NACM International Fund
	2009 (B)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (675)	$-	$ (18,536)	$ 3,235	$812	$34
Realized Gains (Losses) on Investments, Net	101	-	(1)	-	(2,030)	(1,356)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,019	-	1	(1)	3,029	(2,713)
Net Increase (Decrease) in Net Assets
From Operations	2,445	-	(18,536)	3,234	1,811	(4,035)

Contract Transactions-All Products
Purchase Payments	6,611	-	499,931	453,325	1,089	4,925
Transfers Between Funds	156,331	-	(441,298)	111,641	(9,098)	(161)
Surrenders and Terminations	(1,127)	-	(138,761)	(167,065)	(188)	(363)
Rescissions	(381)	-	(19,060)	(13,417)	(78)	(223)
Bonus (Recapture)	50	-	3,843	5,136	3	41
Contract Maintenance Charge	(12)	-	(273)	(141)	(2)	(1)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	161,472	-	(95,618)	389,479	(8,274)	4,218
Increase (Decrease) in Net Assets	163,917	-	(114,154)	392,713	(6,463)	183
Net Assets at Beginning of Period	-	-	968,860	576,147	6,463	6,280
Net Assets at End of Period	$163,917	$-	$854,706	$968,860	$-	$ 6,463

See accompanying notes to financial statements (Continued)

47

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL OCC Growth Fund		AZL OCC Opportunity Fund		AZL OCC Value Fund
	2009 (B)	2008	2009	2008	2009	2008 (H)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1)	$-	$(2,123)	$(2,332)	$-	$ 3,021
Realized Gains (Losses) on Investments, Net	4	-	(11,177)	(6,986)	-	(238,254)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	127	-	53,690	(62,707)	-	28,734
Net Increase (Decrease) in Net Assets
From Operations	130	-	40,390	(72,025)	-	(206,499)

Contract Transactions-All Products
Purchase Payments	2,822	-	5,009	13,149	-	5,968
Transfers Between Funds	442	-	21,603	(29,872)	-	(206,511)
Surrenders and Terminations	2	-	(5,727)	(8,166)	-	(27,785)
Rescissions	-	-	(187)	(461)	-	(372)
Bonus (Recapture)	3	-	35	164	-	53
Contract Maintenance Charge	-	-	(45)	(35)	-	(91)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	3,269	-	20,688	(25,221)	-	(228,738)
Increase (Decrease) in Net Assets	3,399	-	61,078	(97,246)	-	(435,237)
Net Assets at Beginning of Period	-	-	66,668	163,914	-	435,237
Net Assets at End of Period	$ 3,399	$-	$127,746	$66,668	$-	$-

See accompanying notes to financial statements (Continued)

48

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Oppenheimer Global Fund		AZL Oppenheimer International Growth Fund		AZL PIMCO Fundamental IndexPLUS Total Return Fund
	2009 (E)	2008	2009 (E)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$873	$(1,921)	$ 1,104	$(1,658)	$ 6,958	$ (181)
Realized Gains (Losses) on Investments, Net	(16,209)	274	(27,023)	159	(2,249)	(1,307)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	46,612	(79,167)	62,336	(95,153)	3,547	(3,249)
Net Increase (Decrease) in Net Assets
From Operations	31,276	(80,814)	36,417	(96,652)	8,256	(4,737)

Contract Transactions-All Products
Purchase Payments	8,095	20,733	7,654	37,702	3,235	4,523
Transfers Between Funds	(127,675)	(49,384)	(139,889)	(68,680)	(19,843)	2,990
Surrenders and Terminations	(4,171)	(8,784)	(4,758)	(11,255)	(898)	(410)
Rescissions	(587)	(860)	(357)	(1,346)	(80)	(189)
Bonus (Recapture)	62	261	57	641	31	53
Contract Maintenance Charge	(43)	(45)	(39)	(43)	(4)	(2)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(124,319)	(38,079)	(137,332)	(42,981)	(17,559)	6,965
Increase (Decrease) in Net Assets	(93,043)	(118,893)	(100,915)	(139,633)	(9,303)	2,228
Net Assets at Beginning of Period	93,043	211,936	100,915	240,548	9,303	7,075
Net Assets at End of Period	$-	$93,043	$-	$100,915	$-	$ 9,303

See accompanying notes to financial statements (Continued)

49

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL S&P 500 Index Fund		AZL Schroder Emerging Markets Equity Fund CL 1		AZL Schroder Emerging Markets Equity Fund CL 2
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(3,889)	$(1,494)	$ (410)	$ (50)	$(3,958)	$(2,325)
Realized Gains (Losses) on Investments, Net	(13,491)	(17,243)	2,562	95	(10,898)	8,262
Net Change in Unrealized Appreciation
(Depreciation) on Investments	68,876	(59,104)	17,965	4,592	118,473	(76,510)
Net Increase (Decrease) in Net Assets
From Operations	51,496	(77,841)	20,117	4,637	103,617	(70,573)

Contract Transactions-All Products
Purchase Payments	27,354	37,536	1,185	508	13,742	35,163
Transfers Between Funds	141,275	201,960	(1,885)	27,195	27,060	20,630
Surrenders and Terminations	(15,981)	(5,471)	(5,266)	(569)	(11,024)	(6,927)
Rescissions	(925)	(586)	(5)	-	(628)	(1,281)
Bonus (Recapture)	247	521	-	-	172	513
Contract Maintenance Charge	(101)	(28)	(25)	(2)	(84)	(31)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	151,869	233,932	(5,996)	27,132	29,238	48,067
Increase (Decrease) in Net Assets	203,365	156,091	14,121	31,769	132,855	(22,506)
Net Assets at Beginning of Period	183,421	27,330	32,104	335	146,807	169,313
Net Assets at End of Period	$386,786	$183,421	$46,225	$32,104	$279,662	$146,807

See accompanying notes to financial statements (Continued)

50

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Schroder International Small Cap Fund	AZL Small Cap Stock Index Fund			AZL TargetPLUS Balanced Fund
	2009 (E)	2008	2009	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$352	$(1)	$(2,465)	$ (297)	$ 1,217	$ (494)
Realized Gains (Losses) on Investments, Net	(56)	(2,966)	(13,202)	(14,361)	14,871	(2,395)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,936	(5,506)	41,131	(46,896)	5,023	(4,898)
Net Increase (Decrease) in Net Assets
From Operations	6,232	(8,473)	25,464	(61,554)	21,111	(7,787)

Contract Transactions-All Products
Purchase Payments	2,804	10,108	11,072	14,384	55,723	45,425
Transfers Between Funds	(20,538)	495	(6,665)	154,950	(120,995)	1,665
Surrenders and Terminations	(422)	(353)	(8,314)	(2,939)	(2,617)	(1,008)
Rescissions	(216)	(260)	(333)	(398)	(1,667)	(1,758)
Bonus (Recapture)	22	133	160	140	623	490
Contract Maintenance Charge	(4)	(2)	(56)	(18)	(12)	(3)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(18,354)	10,121	(4,136)	166,119	(68,945)	44,811
Increase (Decrease) in Net Assets	(12,122)	1,648	21,328	104,565	(47,834)	37,024
Net Assets at Beginning of Period	12,122	10,474	116,150	11,585	47,834	10,810
Net Assets at End of Period	$-	$12,122	$137,478	$116,150	$-	$47,834

See accompanying notes to financial statements (Continued)

51

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL TargetPLUS Equity Fund		AZL TargetPLUS Growth Fund		AZL TargetPLUS Moderate Fund
	2009 (E)	2008	2009 (E)	2008	2009 (E)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1,696	$(1,455)	$ 1,683	$(1,174)	$ 1,286	$ (717)
Realized Gains (Losses) on Investments, Net	(26,046)	(11,782)	(10,929)	(6,072)	(1,093)	(3,490)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38,143	(36,233)	25,843	(25,000)	11,882	(11,331)
Net Increase (Decrease) in Net Assets
From Operations	13,793	(49,470)	16,597	(32,246)	12,075	(15,538)

Contract Transactions-All Products
Purchase Payments	12,850	38,788	13,946	64,227	11,535	51,407
Transfers Between Funds	(80,872)	(13,861)	(92,420)	(3,446)	(72,731)	(2,340)
Surrenders and Terminations	(1,325)	(3,457)	(1,417)	(1,612)	(2,368)	(2,638)
Rescissions	(433)	(1,168)	(658)	(1,760)	(614)	(2,118)
Bonus (Recapture)	256	473	123	904	72	874
Contract Maintenance Charge	(22)	(17)	(22)	(10)	(12)	(4)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(69,546)	20,758	(80,448)	58,303	(64,118)	45,181
Increase (Decrease) in Net Assets	(55,753)	(28,712)	(63,851)	26,057	(52,043)	29,643
Net Assets at Beginning of Period	55,753	84,465	63,851	37,794	52,043	22,400
Net Assets at End of Period	$-	$55,753	$-	$63,851	$-	$52,043

See accompanying notes to financial statements (Continued)

52

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Turner Quantitative Small Cap Growth Fund		AZL Van Kampen Equity and Income Fund		AZL Van Kampen Global Real Estate Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (485)	$ (531)	$407	$ 1,363	$ (399)	$ (92)
Realized Gains (Losses) on Investments, Net	(4,499)	801	(6,858)	(4,660)	(14,896)	(10,753)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,246	(15,073)	48,242	(51,339)	34,365	(29,504)
Net Increase (Decrease) in Net Assets
From Operations	6,262	(14,803)	41,791	(54,636)	19,070	(40,349)

Contract Transactions-All Products
Purchase Payments	3,026	5,988	74,239	39,995	6,483	18,476
Transfers Between Funds	981	(5,215)	(5,815)	(79,130)	(302)	(13,786)
Surrenders and Terminations	(952)	(1,328)	(8,743)	(14,190)	(2,511)	(3,435)
Rescissions	(93)	(140)	(1,304)	(1,304)	(303)	(790)
Bonus (Recapture)	22	69	572	347	81	219
Contract Maintenance Charge	(8)	(6)	(54)	(45)	(21)	(17)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2,976	(632)	58,895	(54,327)	3,427	667
Increase (Decrease) in Net Assets	9,238	(15,435)	100,686	(108,963)	22,497	(39,682)
Net Assets at Beginning of Period	17,898	33,333	133,400	242,363	45,174	84,856
Net Assets at End of Period	$27,136	$17,898	$234,086	$133,400	$67,671	$45,174

See accompanying notes to financial statements (Continued)

53

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	AZL Van Kampen Growth and Income Fund		AZL Van Kampen International Equity Fund		AZL Van Kampen Mid Cap Growth Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$702	$415	$12,261	$76	$(5,066)	$(5,587)
Realized Gains (Losses) on Investments, Net	(14,654)	(881)	(14,774)	11,392	(25,047)	10,859
Net Change in Unrealized Appreciation
(Depreciation) on Investments	46,347	(95,787)	46,173	(123,200)	132,522	(208,600)
Net Increase (Decrease) in Net Assets
From Operations	32,395	(96,253)	43,660	(111,732)	102,409	(203,328)

Contract Transactions-All Products
Purchase Payments	13,077	22,766	17,743	44,269	17,465	53,960
Transfers Between Funds	(11,251)	(67,353)	99,889	(113,849)	13,450	(103,414)
Surrenders and Terminations	(11,541)	(24,891)	(13,359)	(21,493)	(15,092)	(25,194)
Rescissions	(433)	(944)	(870)	(1,440)	(666)	(2,695)
Bonus (Recapture)	96	227	188	396	149	708
Contract Maintenance Charge	(74)	(70)	(98)	(80)	(103)	(89)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,126)	(70,265)	103,493	(92,197)	15,203	(76,724)
Increase (Decrease) in Net Assets	22,269	(166,518)	147,153	(203,929)	117,612	(280,052)
Net Assets at Beginning of Period	156,857	323,375	202,363	406,292	184,718	464,770
Net Assets at End of Period	$179,126	$156,857	$349,516	$202,363	$302,330	$184,718

See accompanying notes to financial statements (Continued)

54

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	BlackRock Global Allocations V.I. Fund		Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2009	2008 (F)	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$891	$ 2,094	$ (792)	$(1,447)	$ 6	$(1)
Realized Gains (Losses) on Investments, Net	5,383	(3,292)	(6,519)	(6,254)	(238)	(45)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	72,101	(7,195)	29,118	(37,060)	372	(613)
Net Increase (Decrease) in Net Assets
From Operations	78,375	(8,393)	21,807	(44,761)	140	(659)

Contract Transactions-All Products
Purchase Payments	286,807	92,699	6,868	13,680	-	-
Transfers Between Funds	117,152	48,237	2,806	(11,239)	(69)	(147)
Surrenders and Terminations	(10,693)	(1,397)	(3,934)	(6,651)	(120)	(115)
Rescissions	(7,745)	(2,222)	(269)	(378)	-	-
Bonus (Recapture)	1,957	634	72	163	-	-
Contract Maintenance Charge	(51)	(5)	(28)	(23)	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	387,427	137,946	5,515	(4,448)	(189)	(262)
Increase (Decrease) in Net Assets	465,802	129,553	27,322	(49,209)	(49)	(921)
Net Assets at Beginning of Period	129,553	-	48,716	97,925	684	1,605
Net Assets at End of Period	$595,355	$129,553	$76,038	$48,716	$635	$684

See accompanying notes to financial statements (Continued)

55

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Davis VA Value Portfolio		Dreyfus IP Small Cap Stock Index Portfolio		Dreyfus Stock Index Fund
	2009	2008	2009	2008 (G)	2009	2008 (G)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (701)	$(1,233)	$-	$(1,055)	$-	$(1,433)
Realized Gains (Losses) on Investments, Net	(2,164)	6,839	-	27,562	-	22,557
Net Change in Unrealized Appreciation
(Depreciation) on Investments	19,470	(63,566)	-	(30,559)	-	(65,587)
Net Increase (Decrease) in Net Assets
From Operations	16,605	(57,960)	-	(4,052)	-	(44,463)

Contract Transactions-All Products
Purchase Payments	380	669	-	1,773	-	2,020
Transfers Between Funds	(4,773)	(27,614)	-	(209,849)	-	(265,090)
Surrenders and Terminations	(6,255)	(14,262)	-	(11,313)	-	(21,748)
Rescissions	(28)	(13)	-	(55)	-	(165)
Bonus (Recapture)	2	8	-	12	-	9
Contract Maintenance Charge	(34)	(38)	-	(36)	-	(56)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,708)	(41,250)	-	(219,468)	-	(285,030)
Increase (Decrease) in Net Assets	5,897	(99,210)	-	(223,520)	-	(329,493)
Net Assets at Beginning of Period	67,417	166,627	-	223,520	-	329,493
Net Assets at End of Period	$73,314	$67,417	$-	$-	$-	$-

See accompanying notes to financial statements (Continued)

56

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Global Communications Securities Fund		Franklin Growth and Income Securities Fund		Franklin High Income Securities Fund
	2009 (C)	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (216)	$(2,844)	$ 7,010	$ 6,091	$ 8,117	$13,227
Realized Gains (Losses) on Investments, Net	(83,468)	(12,227)	(28,655)	(1,893)	(6,460)	(14,788)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	90,295	(96,227)	66,149	(143,342)	52,383	(37,897)
Net Increase (Decrease) in Net Assets
From Operations	6,611	(111,298)	44,504	(139,144)	54,040	(39,458)

Contract Transactions-All Products
Purchase Payments	1,743	15,708	5,310	4,983	23,994	16,349
Transfers Between Funds	(111,377)	(53,937)	(10,729)	(49,397)	41,729	(45,460)
Surrenders and Terminations	(3,847)	(18,154)	(25,337)	(44,664)	(15,119)	(17,652)
Rescissions	(80)	(539)	(12)	(236)	(774)	(676)
Bonus (Recapture)	16	286	(1)	29	209	192
Contract Maintenance Charge	(32)	(100)	(136)	(152)	(70)	(55)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(113,577)	(56,736)	(30,905)	(89,437)	49,969	(47,302)
Increase (Decrease) in Net Assets	(106,966)	(168,034)	13,599	(228,581)	104,009	(86,760)
Net Assets at Beginning of Period	106,966	275,000	210,956	439,537	107,397	194,157
Net Assets at End of Period	$-	$106,966	$224,555	$210,956	$211,406	$107,397

See accompanying notes to financial statements (Continued)

57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Income Securities Fund		Franklin Large Cap Growth Securities Fund		Franklin Money Market Fund
	2009	2008	2009	2008	2009 (C)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$42,744	$37,912	$ (459)	$ (831)	$ (90)	$44
Realized Gains (Losses) on Investments, Net	(54,897)	(41,502)	(8,655)	6,246	-	-
Net Change in Unrealized Appreciation
(Depreciation) on Investments	205,950	(332,045)	40,050	(94,568)	-	(44)
Net Increase (Decrease) in Net Assets
From Operations	193,797	(335,635)	30,936	(89,153)	(90)	-

Contract Transactions-All Products
Purchase Payments	51,058	141,658	2,796	3,196	2	5
Transfers Between Funds	(53,806)	(308,052)	(7,793)	(56,958)	(22,539)	(440)
Surrenders and Terminations	(59,548)	(95,961)	(12,336)	(22,506)	(1,372)	(2,527)
Rescissions	(2,344)	(5,198)	(125)	(282)	-	-
Bonus (Recapture)	339	1,072	9	21	-	-
Contract Maintenance Charge	(348)	(311)	(79)	(82)	(5)	(14)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(64,649)	(266,792)	(17,528)	(76,611)	(23,914)	(2,976)
Increase (Decrease) in Net Assets	129,148	(602,427)	13,408	(165,764)	(24,004)	(2,976)
Net Assets at Beginning of Period	633,722	1,236,149	128,233	293,997	24,004	26,980
Net Assets at End of Period	$762,870	$633,722	$141,641	$128,233	$-	$24,004

See accompanying notes to financial statements (Continued)

58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Real Estate Fund		Franklin Rising Dividends Securities Fund		Franklin Small Cap Value Securities Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$11,044	$(1,429)	$ (560)	$808	$ (187)	$ (797)
Realized Gains (Losses) on Investments, Net	(28,356)	10,445	(8,285)	2,338	(542)	7,925
Net Change in Unrealized Appreciation
(Depreciation) on Investments	33,534	(117,235)	42,243	(135,242)	15,801	(48,425)
Net Increase (Decrease) in Net Assets
From Operations	16,222	(108,219)	33,398	(132,096)	15,072	(41,297)

Contract Transactions-All Products
Purchase Payments	1,224	2,164	3,520	2,956	641	820
Transfers Between Funds	(5,812)	(63,531)	(13,502)	(105,581)	(4,201)	(32,132)
Surrenders and Terminations	(9,214)	(22,534)	(26,100)	(49,254)	(6,598)	(12,428)
Rescissions	(64)	(85)	(69)	(185)	(39)	(124)
Bonus (Recapture)	10	24	10	8	4	8
Contract Maintenance Charge	(65)	(81)	(143)	(151)	(33)	(37)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(13,921)	(84,043)	(36,284)	(152,207)	(10,226)	(43,893)
Increase (Decrease) in Net Assets	2,301	(192,262)	(2,886)	(284,303)	4,846	(85,190)
Net Assets at Beginning of Period	114,219	306,481	265,219	549,522	64,002	149,192
Net Assets at End of Period	$116,520	$114,219	$262,333	$265,219	$68,848	$64,002

See accompanying notes to financial statements (Continued)

59

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Small-Mid Cap Growth Securities Fund		Franklin Templeton VIP Founding Funds Allocation Fund		Franklin U.S. Government Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(1,946)	$(3,083)	$745	$ 1,297	$ 8,982	$12,966
Realized Gains (Losses) on Investments, Net	(8,369)	16,146	(8,229)	(5,005)	3,499	(280)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	48,017	(105,047)	45,306	(39,333)	(7,046)	11,376
Net Increase (Decrease) in Net Assets
From Operations	37,702	(91,984)	37,822	(43,041)	5,435	24,062

Contract Transactions-All Products
Purchase Payments	1,616	1,510	26,049	130,046	60,901	43,958
Transfers Between Funds	(7,853)	(29,439)	465	(7,937)	1,652	(5,617)
Surrenders and Terminations	(10,307)	(19,793)	(3,855)	(3,382)	(53,305)	(52,182)
Rescissions	(54)	(72)	(1,629)	(4,280)	(2,726)	(1,898)
Bonus (Recapture)	7	30	104	1,308	488	398
Contract Maintenance Charge	(69)	(73)	(46)	(10)	(168)	(136)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,660)	(47,837)	21,088	115,745	6,842	(15,477)
Increase (Decrease) in Net Assets	21,042	(139,821)	58,910	72,704	12,277	8,585
Net Assets at Beginning of Period	102,678	242,499	114,681	41,977	438,305	429,720
Net Assets at End of Period	$123,720	$102,678	$173,591	$114,681	$450,582	$438,305

See accompanying notes to financial statements (Continued)

60

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Franklin Zero Coupon Fund 2010		J.P. Morgan International Opportunities Portfolio		J.P. Morgan U.S. Large Cap Core Equity Portfolio
	2009	2008	2009 (C)	2008	2009 (C)	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 2,616	$ 2,691	$ 8	$ 1	$ 6	$(2)
Realized Gains (Losses) on Investments, Net	198	920	(69)	56	(135)	(7)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4,510)	1,714	72	(233)	122	(182)
Net Increase (Decrease) in Net Assets
From Operations	(1,696)	5,325	11	(176)	(7)	(191)

Contract Transactions-All Products
Purchase Payments	16,211	13,898	-	-	-	-
Transfers Between Funds	(23,439)	19,166	(168)	(100)	(290)	-
Surrenders and Terminations	(10,253)	(12,462)	(22)	(36)	(25)	(83)
Rescissions	(2,131)	(773)	-	-	-	-
Bonus (Recapture)	229	128	-	-	-	-
Contract Maintenance Charge	(34)	(26)	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(19,417)	19,931	(190)	(136)	(315)	(83)
Increase (Decrease) in Net Assets	(21,113)	25,256	(179)	(312)	(322)	(274)
Net Assets at Beginning of Period	116,167	90,911	179	491	322	596
Net Assets at End of Period	$95,054	$116,167	$-	$179	$-	$322

See accompanying notes to financial statements (Continued)

61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	JPMIT International Equity Fund		JPMorgan Insurance Trust U.S. Equity Portfolio		Jennison 20/20 Focus Portfolio
	2009 (A)	2008	2009 (A)	2008	2009	2008 (G)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 1	$-	$(4)	$-	$-	$(1,380)
Realized Gains (Losses) on Investments, Net	4	-	5	-	-	8,220
Net Change in Unrealized Appreciation
(Depreciation) on Investments	60	-	90	-	-	(19,261)
Net Increase (Decrease) in Net Assets
From Operations	65	-	91	-	-	(12,421)

Contract Transactions-All Products
Purchase Payments	-	-	-	-	-	664
Transfers Between Funds	165	-	279	-	-	(92,904)
Surrenders and Terminations	(2)	-	(13)	-	-	(6,388)
Rescissions	-	-	-	-	-	(24)
Bonus (Recapture)	-	-	-	-	-	1
Contract Maintenance Charge	-	-	-	-	-	(18)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	163	-	266	-	-	(98,669)
Increase (Decrease) in Net Assets	228	-	357	-	-	(111,090)
Net Assets at Beginning of Period	-	-	-	-	-	111,090
Net Assets at End of Period	$228	$-	$357	$-	$-	$-

See accompanying notes to financial statements (Continued)

62

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Mutual Global Discovery Securities Fund		Mutual Shares Securities Fund		OpCap Mid Cap Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$(3,767)	$ 2,880	$169	$10,292	$ (588)	$ (535)
Realized Gains (Losses) on Investments, Net	963	39,707	(56,811)	(13,770)	(4,310)	(3,218)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	96,084	(280,116)	163,645	(373,104)	18,303	(15,726)
Net Increase (Decrease) in Net Assets
From Operations	93,280	(237,529)	107,003	(376,582)	13,405	(19,479)

Contract Transactions-All Products
Purchase Payments	41,795	91,756	35,669	106,763	8,233	16,520
Transfers Between Funds	(21,658)	(219,054)	(45,678)	(304,737)	3,290	4,316
Surrenders and Terminations	(42,378)	(61,506)	(44,024)	(83,642)	(1,803)	(1,683)
Rescissions	(2,032)	(4,322)	(1,486)	(5,052)	(297)	(654)
Bonus (Recapture)	200	912	209	893	47	189
Contract Maintenance Charge	(220)	(191)	(263)	(253)	(13)	(8)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(24,293)	(192,405)	(55,573)	(286,028)	9,457	18,680
Increase (Decrease) in Net Assets	68,987	(429,934)	51,430	(662,610)	22,862	(799)
Net Assets at Beginning of Period	463,812	893,746	497,934	1,160,544	30,318	31,117
Net Assets at End of Period	$532,799	$463,812	$549,364	$497,934	$53,180	$30,318

See accompanying notes to financial statements (Continued)

63

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Oppenheimer Global Securities Fund/VA		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$258	$ (336)	$ (189)	$ 1,130	$ (18)	$ (297)
Realized Gains (Losses) on Investments, Net	(245)	14,406	(4,521)	(5,542)	(1,828)	8,353
Net Change in Unrealized Appreciation
(Depreciation) on Investments	26,902	(85,443)	7,099	(13,076)	15,597	(54,983)
Net Increase (Decrease) in Net Assets
From Operations	26,915	(71,373)	2,389	(17,488)	13,751	(46,927)

Contract Transactions-All Products
Purchase Payments	414	901	150	105	696	981
Transfers Between Funds	(6,424)	(36,176)	987	(76)	(2,587)	(22,577)
Surrenders and Terminations	(8,941)	(17,209)	(698)	(2,687)	(4,946)	(11,898)
Rescissions	(39)	(62)	(3)	-	(41)	(94)
Bonus (Recapture)	3	10	2	2	3	5
Contract Maintenance Charge	(43)	(44)	(4)	(7)	(36)	(39)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(15,030)	(52,580)	434	(2,663)	(6,911)	(33,622)
Increase (Decrease) in Net Assets	11,885	(123,953)	2,823	(20,151)	6,840	(80,549)
Net Assets at Beginning of Period	81,580	205,533	9,566	29,717	58,515	139,064
Net Assets at End of Period	$93,465	$81,580	$12,389	$ 9,566	$65,355	$58,515

See accompanying notes to financial statements (Continued)

64

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Commodity RealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 8,489	$ 5,933	$ 4,919	$ 4,289	$ 1,976	$ 1,981
Realized Gains (Losses) on Investments, Net	(6,202)	(12,917)	(8,451)	(14,724)	(1,306)	(1,817)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	24,978	(25,021)	43,227	(78,367)	11,255	(8,017)
Net Increase (Decrease) in Net Assets
From Operations	27,265	(32,005)	39,695	(88,802)	11,925	(7,853)

Contract Transactions-All Products
Purchase Payments	46,115	35,539	16,402	54,044	16,251	13,894
Transfers Between Funds	12,078	(55,935)	21,798	20,586	18,609	(14,006)
Surrenders and Terminations	(10,490)	(12,978)	(6,701)	(11,806)	(3,072)	(3,042)
Rescissions	(1,374)	(814)	(752)	(1,954)	(551)	(340)
Bonus (Recapture)	297	547	119	767	145	187
Contract Maintenance Charge	(49)	(39)	(43)	(38)	(16)	(9)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	46,577	(33,680)	30,823	61,599	31,366	(3,316)
Increase (Decrease) in Net Assets	73,842	(65,685)	70,518	(27,203)	43,291	(11,169)
Net Assets at Beginning of Period	114,617	180,302	85,230	112,433	33,044	44,213
Net Assets at End of Period	$188,459	$114,617	$155,748	$85,230	$76,335	$33,044

See accompanying notes to financial statements (Continued)

65

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	PIMCO VIT Global Bond Portfolio		PIMCO VIT Global Multi-Asset Portfolio		PIMCO VIT High Yield Portfolio
	2009	2008	2009 (B)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$870	$ 1,279	$34	$-	$ 9,723	$ 7,825
Realized Gains (Losses) on Investments, Net	8,173	(2,413)	22	-	(5,199)	(12,014)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,689	(5,507)	(59)	-	44,369	(30,843)
Net Increase (Decrease) in Net Assets
From Operations	10,732	(6,641)	(3)	-	48,893	(35,032)

Contract Transactions-All Products
Purchase Payments	15,623	28,439	5,834	-	26,212	14,557
Transfers Between Funds	2,444	6,180	5,068	-	30,900	(41,815)
Surrenders and Terminations	(5,909)	(7,253)	(17)	-	(8,691)	(13,770)
Rescissions	(512)	(1,199)	(36)	-	(966)	(557)
Bonus (Recapture)	105	283	77	-	158	160
Contract Maintenance Charge	(25)	(18)	-	-	(49)	(38)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	11,726	26,432	10,926	-	47,564	(41,463)
Increase (Decrease) in Net Assets	22,458	19,791	10,923	-	96,457	(76,495)
Net Assets at Beginning of Period	75,572	55,781	-	-	96,790	173,285
Net Assets at End of Period	$98,030	$75,572	$10,923	$-	$193,247	$96,790

See accompanying notes to financial statements (Continued)

66

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Growth and Income Portfolio		PIMCO VIT Total Return Portfolio
	2009	2008	2009 (D)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 2,605	$ 4,453	$283	$679	$20,680	$13,030
Realized Gains (Losses) on Investments, Net	9,251	(8,717)	(3,752)	(46)	30,246	11,058
Net Change in Unrealized Appreciation
(Depreciation) on Investments	25,110	(23,895)	3,488	(7,400)	21,103	(11,347)
Net Increase (Decrease) in Net Assets
From Operations	36,966	(28,159)	19	(6,767)	72,029	12,741

Contract Transactions-All Products
Purchase Payments	40,858	51,311	28	125	137,358	85,638
Transfers Between Funds	32,632	(39,008)	(7,148)	(1,604)	137,934	(50,819)
Surrenders and Terminations	(19,917)	(21,748)	(519)	(2,446)	(55,622)	(59,458)
Rescissions	(2,034)	(1,978)	-	(28)	(4,969)	(2,706)
Bonus (Recapture)	343	686	-	-	874	1,088
Contract Maintenance Charge	(90)	(69)	(3)	(6)	(204)	(138)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	51,792	(10,806)	(7,642)	(3,959)	215,371	(26,395)
Increase (Decrease) in Net Assets	88,758	(38,965)	(7,623)	(10,726)	287,400	(13,654)
Net Assets at Beginning of Period	210,471	249,436	7,623	18,349	492,177	505,831
Net Assets at End of Period	$299,229	$210,471	$-	$ 7,623	$779,577	$492,177

See accompanying notes to financial statements (Continued)

67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Seligman Global Technology Portfolio		Seligman Small-Cap Value Portfolio		SP International Growth Portfolio
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (25)	$ (33)	$(1,069)	$(1,684)	$ (74)	$ (119)
Realized Gains (Losses) on Investments, Net	(61)	(23)	(7,021)	23,085	(1,466)	(1,337)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	758	(869)	23,990	(66,014)	4,243	(11,813)
Net Increase (Decrease) in Net Assets
From Operations	672	(925)	15,900	(44,613)	2,703	(13,269)

Contract Transactions-All Products
Purchase Payments	21	-	329	651	57	212
Transfers Between Funds	(59)	(76)	(2,660)	(18,630)	(268)	(6,061)
Surrenders and Terminations	(178)	(161)	(5,507)	(10,661)	(755)	(1,728)
Rescissions	-	-	(21)	(10)	(13)	(76)
Bonus (Recapture)	-	-	4	7	-	1
Contract Maintenance Charge	(1)	(1)	(32)	(34)	(4)	(5)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(217)	(238)	(7,887)	(28,677)	(983)	(7,657)
Increase (Decrease) in Net Assets	455	(1,163)	8,013	(73,290)	1,720	(20,926)
Net Assets at Beginning of Period	1,245	2,408	53,475	126,765	8,551	29,477
Net Assets at End of Period	$ 1,700	$ 1,245	$61,488	$53,475	$10,271	$ 8,551

See accompanying notes to financial statements (Continued)

68

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	SP Strategic Partners Focused Growth Portfolio		Templeton Global Asset Allocation Fund		Templeton Developing Markets Securities Fund
	2009	2008	2009	2008	2009	2008 (H)

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (243)	$ (378)	$747	$ 1,159	$-	$ 2,394
Realized Gains (Losses) on Investments, Net	(573)	1,110	(1,448)	644	-	(37,124)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,832	(9,406)	2,422	(5,440)	-	(132,011)
Net Increase (Decrease) in Net Assets
From Operations	4,016	(8,674)	1,721	(3,637)	-	(166,741)

Contract Transactions-All Products
Purchase Payments	54	259	641	7	-	2,561
Transfers Between Funds	177	(6,303)	(345)	(360)	-	(159,531)
Surrenders and Terminations	(1,104)	(1,905)	(1,423)	(1,467)	-	(18,240)
Rescissions	(11)	-	-	-	-	(414)
Bonus (Recapture)	1	4	-	-	-	16
Contract Maintenance Charge	(7)	(6)	(4)	(5)	-	(65)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(890)	(7,951)	(1,131)	(1,825)	-	(175,673)
Increase (Decrease) in Net Assets	3,126	(16,625)	590	(5,462)	-	(342,414)
Net Assets at Beginning of Period	10,121	26,746	9,555	15,017	-	342,414
Net Assets at End of Period	$13,247	$10,121	$10,145	$ 9,555	$-	$-

See accompanying notes to financial statements (Continued)

69

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Templeton Foreign Securities Fund		Templeton Global Bond Securities Fund		Templeton Growth Securities Fund
	2009	2008	2009	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ 3,810	$ 2,887	$20,017	$ 2,533	$ 4,991	$ 1,055
Realized Gains (Losses) on Investments, Net	(4,999)	32,025	1,611	575	(55,868)	(14,210)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	59,960	(195,626)	3,911	89	140,619	(312,302)
Net Increase (Decrease) in Net Assets
From Operations	58,771	(160,714)	25,539	3,197	89,742	(325,457)

Contract Transactions-All Products
Purchase Payments	2,627	2,627	40,274	43,547	20,983	78,480
Transfers Between Funds	(11,645)	(55,926)	44,986	5,248	(31,626)	(210,750)
Surrenders and Terminations	(18,836)	(37,006)	(12,425)	(10,417)	(30,277)	(58,374)
Rescissions	(122)	(88)	(1,831)	(1,256)	(944)	(3,117)
Bonus (Recapture)	7	34	284	389	68	668
Contract Maintenance Charge	(119)	(128)	(51)	(30)	(212)	(213)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(28,088)	(90,487)	71,237	37,481	(42,008)	(193,306)
Increase (Decrease) in Net Assets	30,683	(251,201)	96,776	40,678	47,734	(518,763)
Net Assets at Beginning of Period	192,585	443,786	124,761	84,083	351,451	870,214
Net Assets at End of Period	$223,268	$192,585	$221,537	$124,761	$399,185	$351,451

See accompanying notes to financial statements (Continued)

70

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Van Kampen LIT Capital Growth Portfolio		Van Kampen LIT Enterprise Portfolio		Van Kampen LIT Growth and Income Portfolio
	2009	2008	2009 (C)	2008	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$ (29)	$ (41)	$ 2	$(1)	$11	$ 4
Realized Gains (Losses) on Investments, Net	(78)	(15)	(81)	(12)	(65)	29
Net Change in Unrealized Appreciation
(Depreciation) on Investments	928	(1,595)	82	(57)	135	(353)
Net Increase (Decrease) in Net Assets
From Operations	821	(1,651)	3	(70)	81	(320)

Contract Transactions-All Products
Purchase Payments	-	4	-	42	-	30
Transfers Between Funds	(72)	(356)	(69)	(10)	(157)	(10)
Surrenders and Terminations	(192)	(590)	(33)	(12)	(110)	(43)
Rescissions	-	-	-	-	-	-
Bonus (Recapture)	-	-	-	-	-	-
Contract Maintenance Charge	(2)	(2)	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(266)	(944)	(102)	20	(267)	(23)
Increase (Decrease) in Net Assets	555	(2,595)	(99)	(50)	(186)	(343)
Net Assets at Beginning of Period	1,424	4,019	99	149	632	975
Net Assets at End of Period	$ 1,979	$ 1,424	$-	$99	$446	$632

See accompanying notes to financial statements (Continued)

71

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Statements of Changes in Net Assets
For the year ended December 31, 2009 and 2008
(In thousands)

	Total All Funds
	2009	2008

Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss),Net	$125,957	$80,653
Realized Gains (Losses) on Investments, Net	$ (864,656)	$ (448,324)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	$ 3,600,884	$(5,911,447)
Net Increase (Decrease) in Net Assets
From Operations	2,862,185	$(6,279,118)

Contract Transactions-All Products
Purchase Payments	$ 2,512,636	$ 3,047,102
Transfers Between Funds	$ (339,872)	$(3,731,722)
Surrenders and Terminations	$ (999,089)	$(1,528,500)
Rescissions	$ (90,990)	$ (103,362)
Bonus (Recapture)	$18,761	$33,882
Contract Maintenance Charge	$(5,454)	$(4,734)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,095,992	(2,287,334)
Increase (Decrease) in Net Assets	3,958,177	(8,566,452)
Net Assets at Beginning of Period	11,283,535	$19,849,987
Net Assets at End of Period	$15,241,712	$11,283,535

(A) Period from April 23, 2009 (fund commencement) to December 31, 2009
(B) Period from October 23, 2009 (fund commencement) to December 31, 2009
(C) Period from January 1, 2009 through April 23, 2009 (fund termination)
(D) Period from January 1, 2009 through July 17, 2009 (fund termination)
(E) Period from January 1, 2009 through October 23, 2009 (fund termination)
(F) Period from May 1, 2008 (fund commencement) to December 31, 2008
(G) Period from January 1, 2008 through September 20, 2008 (fund termination)
(H) Period from January 1, 2008 through November 21, 2008 (fund termination)

See accompanying notes to financial statements

72

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

1.	ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended).The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989.Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life.The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select funds of AIM Variable Insurance Funds, Inc.; The Alger American Fund; Allianz Investment Management, LLC; BlackRock Advisors, Inc.; Davis Variable Account Fund, Inc.; Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds); J.P. Morgan Series Trust II; OpCap Advisors, LLC; Oppenheimer Variable Account Funds; Pacific Investment Management Company; Prudential Investments Fund Management, LLC; Seligman Portfolios, Inc., LLC; and Van Kampen Life Investment Trust in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products, which comprise the Variable Account. The investment adviser and specialist manager for each fund are listed in the following table:

Fund	Investment Adviser	Specialist Manager/Adviser
AIM V.I. Capital Appreciation Fund	Invesco Advisors, Inc.	N/A
AIM V.I. Core Equity Fund	Invesco Advisors, Inc.	N/A
AIM V.I. International Growth Fund	Invesco Advisors, Inc.	N/A
Alger American Capital Appreciation Portfolio	Fred Alger Management, Inc.	N/A
Alger American LargeCap Growth Portfolio	Fred Alger Management, Inc.	N/A
Alger American MidCap Growth Portfolio	Fred Alger Management, Inc.	N/A
Alger American SmallCap Growth Portfolio	Fred Alger Management, Inc.	N/A
AZL AIM International Equity Fund * †	Allianz Investment Management LLC	Invesco Advisors, Inc.
AZL Allianz Global Investors Select Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Balanced Index Strategy Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL BlackRock Capital Appreciation Fund * †	Allianz Investment Management LLC	BlackRock Capital Management, Inc.
AZL Columbia Mid Cap Value Fund * †	Allianz Investment Management LLC	Columbia Management Advisors, LLC
AZL Columbia Small Cap Value Fund * †	Allianz Investment Management LLC	Columbia Management Advisors, LLC
AZL Davis NY Venture Fund * †	Allianz Investment Management LLC	Davis Selected Advisers, L.P.
AZL Dreyfus Equity Growth Fund * †	Allianz Investment Management LLC	Dreyfus Corporation
AZL Eaton Vance Large Cap Value Fund * †	Allianz Investment Management LLC	Eaton Vance Management
AZL Franklin Small Cap Value Fund * †	Allianz Investment Management LLC	Franklin Advisory Services, LLC
AZL Franklin Templeton Founding Strategy Plus Fund * †	Allianz Investment Management LLC	Franklin Mutual Advisors, LLC
AZL Fusion Balanced Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Conservative Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Growth Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL Fusion Moderate Fund * †	Allianz Investment Management LLC	Allianz Investment Management LLC
AZL International Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL JPMorgan U.S. Equity Fund * †	Allianz Investment Management LLC	J.P. Morgan Investment Management Inc.
AZL MFS Investors Trust Fund * †	Allianz Investment Management LLC	Massachusetts Financial Services Company
AZL Moderate Index Strategy Fund * †	Allianz Investment Management LLC	Allianz Investment Management, LLC
AZL Money Market Fund * †	Allianz Investment Management LLC	BlackRock Institutional Management Corporation
AZL OCC Growth Fund * †	Allianz Investment Management LLC	Oppenheimer Capital, LLC
AZL OCC Opportunity Fund * †	Allianz Investment Management LLC	Oppenheimer Capital, LLC
AZL S&P 500 Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL Schroder Emerging Markets Equity Fund CL 1 * †	Allianz Investment Management LLC	Schroder Investment Management NA Inc.
AZL Schroder Emerging Markets Equity Fund CL 2 * †	Allianz Investment Management LLC	Schroder Investment Management NA Inc.
AZL Small Cap Stock Index Fund * †	Allianz Investment Management LLC	BlackRock Investment Management, LLC
AZL Turner Quantitative Small Cap Growth Fund * †	Allianz Investment Management LLC	Turner Investment Partners, Inc.
AZL Van Kampen Equity and Income Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen Global Real Estate Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management

 (Continued)

73

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Portfolio	Investment Adviser	Specialist Manager/Adviser
AZL Van Kampen Growth and Income Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen International Equity Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
AZL Van Kampen Mid Cap Growth Fund * †	Allianz Investment Management LLC	Van Kampen Asset Management
BlackRock Global Allocations V.I. Fund *	BlackRock Advisors, LLC	N/A
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.	N/A
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.	N/A
Davis VA Value Portfolio	Davis Selected Advisers, L.P.	N/A
Franklin Growth and Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin High Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Income Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Large Cap Growth Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Real Estate Fund *	Franklin Templeton Institutional, LLC	N/A
Franklin Rising Dividends Securities Fund *	Franklin Advisory Services, LLC	N/A
Franklin Small Cap Value Securities Fund *	Franklin Advisory Services, LLC	N/A
Franklin Small-Mid Cap Growth Securities Fund *	Franklin Advisers, Inc.	N/A
Franklin Templeton VIP Founding Funds Allocation Fund *	Franklin Templeton Services, LLC	N/A
Franklin U.S. Government Fund *	Franklin Advisers, Inc.	N/A
Franklin Zero Coupon Fund 2010	Franklin Advisers, Inc.	N/A
JPMIT International Equity Fund	J.P. Morgan Asset Management	N/A
JPMorgan Insurance Trust U.S. Equity Portfolio	J.P. Morgan Asset Management	N/A
Mutual Global Discovery Securities Fund *	Franklin Mutual Advisers, LLC	N/A
Mutual Shares Securities Fund *	Franklin Mutual Advisers, LLC	N/A
OpCap Mid Cap Portfolio †	Allianz Global Investors Fund Management LLC	N/A
Oppenheimer Global Securities Fund/VA	OppenheimerFunds, Inc.	N/A
Oppenheimer High Income Fund/VA	OppenheimerFunds, Inc.	N/A
Oppenheimer Main Street Fund/VA	OppenheimerFunds, Inc.	N/A
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Global Bond Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Global Multi-Asset Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company LLC	N/A
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company LLC	N/A
Seligman Global Technology Portfolio	J & W Seligman & Co., Inc.	N/A
Seligman Small-Cap Value Portfolio	J & W Seligman & Co., Inc.	N/A
SP International Growth Portfolio	Prudential Investments, LLC	N/A
SP Strategic Partners Focused Growth Portfolio	Prudential Investments, LLC	N/A
Templeton Global Asset Allocation Fund *	Templeton Investment Counsel, LLC	N/A
Templeton Foreign Securities Fund *	Templeton Investment Counsel, LLC	N/A
Templeton Global Bond Securities Fund *	Franklin Advisers, Inc.	N/A
Templeton Growth Securities Fund *	Templeton Global Advisors Limited	N/A
Van Kampen LIT Capital Growth Portfolio	Van Kampen Asset Management, Inc.	N/A
Van Kampen LIT Growth and Income Portfolio	Van Kampen Asset Management, Inc.	N/A

*Fund contains class 2 shares, which assess 12b-1 fees.
 † The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

 (Continued)

74

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification or ASC). The Codification became the single source of authoritative nongovernmental GAAP, superseding existing FASB, American Institute of Certified Public Accountants (AICPA), Emerging Issues Task Force (EITF), and related literature. The Codification eliminates the previous GAAP hierarchy and establishes one level of authoritative GAAP. All other literature is considered non-authoritative. The guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Variable Account adopted the Codification as of December 31, 2009. There was no financial impact on the Financial Statements. References to superseded GAAP guidance have been revised within disclosures to be consistent with Codification.

In May 2009 the FASB issued guidance on subsequent events accounting and disclosure (ASC 855). Under this guidance, the effects of events that occur subsequent to the balance sheet date should be evaluated through the date the financial statements are either issued or available to be issued. Subsequent events that provide additional evidence about conditions that existed at the balance sheet date should be recognized in an entity’s financial statements. Subsequent events that provide evidence about conditions that arose after the balance sheet date should be disclosed, but not recognized in an entity’s financial statements. The guidance is effective for interim and annual periods ending after June 15, 2009. The Variable Account adopted this guidance for the annual period ending December 31, 2009. There was no impact on the Financial Statements.

 Investments

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern market close.

The Fair Value Measurements and Disclosures topic of the FASB ASC (ASC 820) establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)Quoted prices for similar assets or liabilities in active markets.

(b)Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)Inputs other than quoted prices that are observable.

(d)Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2009, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1.The characterization of the underlying securities held by the funds in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

 (Continued)

75

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Three Fixed Account investment options are available to deferred annuity contract owners.A Flexible Fixed Option is available to Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners.These accounts are comprised of equity and fixed income investments, which are part of the general assets of Allianz Life.The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles (SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

Available investment options, including the date the investment option became available for each product, as of December 31, 2009 are listed in the following table:
Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
AZL AIM International Equity Fund	5/1/2002	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2002	5/1/2002	5/1/2002	5/1/2007
AZL Allianz Global Investors Select Fund	10/22/2009	10/22/2009	N/A	N/A	N/A	10/22/2009	N/A	N/A	10/22/2009
AZL Balanced Index Strategy Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL BlackRock Capital Appreciation Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Columbia Mid Cap Value Fund	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Columbia Small Cap Value Fund	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
AZL Davis NY Venture Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL Dreyfus Equity Growth Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL Eaton Vance Large Cap Value Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
AZL Franklin Small Cap Value Fund	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
AZL Franklin Templeton Founding Strategy Plus Fund	10/22/2009	10/22/2009	N/A	N/A	N/A	10/22/2009	N/A	N/A	10/22/2009
AZL Fusion Balanced Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Fusion Conservative Fund	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009
AZL Fusion Growth Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Fusion Moderate Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL International Index Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL JPMorgan U.S. Equity Fund	11/6/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL MFS Investors Trust Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Moderate Index Strategy Fund	10/23/2009	10/23/2009	10/23/2009	N/A	10/23/2009	10/23/2009	10/23/2009	10/23/2009	10/23/2009
AZL Money Market Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2001	11/5/2001	11/5/2001	5/1/2007
AZL OCC Growth Fund	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009

 (Continued)

76

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
AZL OCC Opportunity Fund	5/1/2002	11/12/2007	5/1/2002	5/1/2004	5/2/2005	5/1/2002	5/1/2002	5/1/2002	5/1/2007
AZL S&P 500 Index Fund	5/1/2007	11/12/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007
AZL Schroder Emerging Markets Equity Fund CL 2	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Small Cap Stock Index Fund	5/1/2007	11/12/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007	5/1/2007
AZL Turner Quantitative Small Cap Growth Fund	5/2/2005	11/12/2007	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
AZL Van Kampen Equity and Income Fund	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
AZL Van Kampen Global Real Estate Fund	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
AZL Van Kampen Growth and Income Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
AZL Van Kampen International Equity Fund	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
AZL Van Kampen Mid Cap Growth Fund	5/1/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/1/2001	5/1/2001	5/1/2001	5/1/2007
BlackRock Global Allocations V.I. Fund	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008	5/1/2008
Franklin High Income Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/24/1989	2/3/1997	5/1/2007
Franklin Income Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/24/1989	2/3/1997	5/1/2007
Franklin Templeton VIP Founding Funds Allocation Fund	9/25/2007	11/12/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	9/25/2007	5/1/2007
Franklin U.S. Government Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	3/14/1989	2/3/1997	5/1/2007
Franklin Zero Coupon Fund 2010	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	3/14/1989	2/3/1997	5/1/2007
Mutual Global Discovery Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/8/1996	2/3/1997	5/1/2007
Mutual Shares Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/8/1996	2/3/1997	5/1/2007
OpCap Mid Cap Portfolio	5/1/2006	11/12/2007	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2006	5/1/2007
PIMCO VIT All Asset Portfolio	5/3/2004	11/12/2007	5/3/2004	5/3/2004	5/2/2005	5/3/2004	5/3/2004	5/3/2004	5/1/2007
PIMCO VIT CommodityRealReturn Strategy Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Emerging Markets Bond Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Global Bond Portfolio	5/2/2005	11/12/2007	5/2/2005	5/2/2006	5/2/2005	5/2/2005	5/2/2005	5/2/2005	5/1/2007
PIMCO VIT Global Multi-Asset Portfolio	10/23/2009	10/23/2009	N/A	N/A	N/A	10/23/2009	N/A	N/A	10/23/2009
PIMCO VIT High Yield Portfolio	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/5/2001	11/5/2001	5/1/2007
PIMCO VIT Real Return Portfolio	5/1/2003	11/12/2007	5/1/2003	5/3/2004	5/2/2005	5/1/2003	5/1/2003	5/1/2003	5/1/2007
PIMCO VIT Total Return Portfolio	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	11/5/2001	11/5/2001	5/1/2007

 (Continued)

77

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Fund	Allianz Alterity	Allianz Connections	Allianz High Five	Allianz High Five Bonus	Allianz High Five L	Allianz Rewards	Allianz Valuemark II and III	Allianz Valuemark IV	Allianz Vision
Templeton Global Bond Securities Fund	11/5/2001	11/12/2007	10/25/2002	5/3/2004	5/2/2005	11/5/2001	1/27/1992	2/3/1997	5/1/2007
Templeton Growth Securities Fund	2/1/2000	11/12/2007	10/25/2002	5/3/2004	5/2/2005	5/5/2000	3/15/1994	2/3/1997	5/1/2007

During the years ended December 31, 2009 and 2008, several funds changed their name as summarized with the effective date of the change, in the following table:

Current Fund Name	Prior Fund Name	Effective Date
Alger American Capital Appreciation Portfolio	Alger American Leveraged AllCap Portfolio	May 1, 2008
Alger American LargeCap Growth Portfolio	Alger American Growth Portfolio	May 1, 2008
Alger American SmallCap Growth Portfolio	Alger American Small Capitalization Portfolio	May 1, 2008
Van Kampen LIT Capital Growth Portfolio	Van Kampen LIT Strategic Growth Portfolio	May 1, 2008
AZL Columbia Small Cap Value Fund	AZL Dreyfus Premier Small Cap Value Fund	September 20, 2008
AZL BlackRock Capital Appreciation fund	AZL Jennison Growth fund	November 21, 2008
AZL Columbia Mid Cap Value Fund	AZL Neuberger Regency Fund	November 21, 2008
AZL JPMorgan U.S. Equity fund	AZL Oppenheimer Main Street Fund	January 26, 2009
AZL JPMorgan Large Cap Equity Fund	AZL Legg Mason Value Fund	January 26, 2009
AZL BlackRock Growth Fund	AZL Legg Mason Growth Fund	January 26, 2009
Templeton Global Bond Securities Fund	Templeton Global Income Securities Fund	April 23, 2009
AZL Dreyfus Equity Growth Fund	AZL Dreyfus Founders Equity Growth Fund	April 23, 2009
Mutual Global Discovery Securities Fund	Mutual Discovery Securities Fund	April 23, 2009
AZL Eaton Vance Large Cap Value Fund	AZL Van Kampen Comstock Fund	October 23, 2009
AZL Van Kampen International Equity Fund	AZL Van Kampen Global Franchise Fund	October 23, 2009
AZL MFS Investors Trust Fund	AZL Jennison 20/20 Focus Fund	October 23, 2009

During the years ended December 31, 2009 and 2008, the following funds were closed to new money:

Fund	Date Closed
Davis VA Financial Portfolio	October 23, 2009

During the years ended December 31, 2009 and 2008, the following funds were added as available options:

Fund	Date Opened
BlackRock Global Allocations V.I. Fund	May 1, 2008
JPMIT International Equity Fund	April 23, 2009
JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
AZL Allianz Global Investors Select Fund	October 23, 2009
AZL Balanced Index Strategy Fund	October 23, 2009
AZL Franklin Templeton Founding Strategy Plus Fund	October 23, 2009
AZL Fusion Conservative Fund	October 23, 2009
AZL International Index Fund	October 23, 2009
AZL Moderate Index Strategy Fund	October 23, 2009
AZL OCC Growth Fund	October 23, 2009
PIMCO VIT Global Multi-Asset Portfolio	October 23, 2009

 (Continued)

78

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

During the years ended December 31, 2009 and 2008, several funds were merged or replaced. The fund names and effective date of the mergers or replacements are summarized in the following table:
Closed Fund	Receiving Fund	Date Merged
Jennison 20/20 Focus Portfolio	AZL Jennison 20/20 Fucus Fund	September 20, 2008
Dreyfus Stock Index Fund	AZL S&P 500 Index Fund	September 20, 2008
Dreyfus IP Small Cap Stock Index Portfolio	AZL Small Cap Stock Index Fund	September 20, 2008
AZL LMP Large Cap Growth Fund	AZL Legg Mason Growth Fund	November 21, 2008
AZL OCC Value Fund	AZL Davis NY Venture Fund	November 21, 2008
Templeton Developing Markets Securities Fund	AZL Schroder Emerging Markets Equity Fund CL 1	November 21, 2008
Templeton Developing Markets Securities Fund	AZL Schroder Emerging Markets Equity Fund CL 2	November 21, 2008
Franklin Money Market Fund	AZL Money Market Fund	April 23, 2009
Franklin Global Communications Securities Fund	AZL Money Market Fund	April 23, 2009
Van Kampen LIT Enterprise Portfolio	AZL Money Market Fund	April 23, 2009
J.P. Morgan International Opportunities Portfolio	JPMIT International Equity Fund	April 23, 2009
J.P. Morgan U.S. Large Cap Core Equity Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	April 23, 2009
PIMCO VIT StocksPLUS Growth and Income Portfolio	AZL Money Market Fund	July 17, 2009
AZL BlackRock Growth Fund	AZL BlackRock Capital Appreciation Fund	October 23, 2009
AZL Columbia Technology Fund	AZL BlackRock Capital Appreciation Fund	October 23, 2009
AZL First Trust Target Double Play Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL JPMorgan Large Cap Equity Fund	AZL JPMorgan U.S. Equity fund	October 23, 2009
AZL NACM International Fund	AZL International Index Fund	October 23, 2009
AZL Oppenheimer Global Fund	AZL Van Kampen Global Franchise Fund	October 23, 2009
AZL Oppenheimer International Growth Fund	AZL AIM International Equity Fund	October 23, 2009
AZL PIMCO Fundamental IndexPLUS Total Return Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL Schroder International Small Cap Fund	AZL International Index Fund	October 23, 2009
AZL TargetPLUS Balanced Fund	AZL Balanced Index Strategy Fund	October 23, 2009
AZL TargetPLUS Equity Fund	AZL S&P 500 Index Fund	October 23, 2009
AZL TargetPLUS Growth Fund	AZL Moderate Index Strategy Fund	October 23, 2009
AZL TargetPLUS Moderate Fund	AZL Moderate Index Strategy Fund	October 23, 2009

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%.Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated.If additional reserves are required, Allianz Life reimburses the account.

Premium Bonus

A premium bonus is awarded to the contract owner of the Allianz Rewards, Allianz High Five Bonus and Allianz Vision Bonus products at the time of deposit.The bonus paid is based on the following schedule:

	Allianz Rewards	Allianz High Five Bonus	Allianz Vision Bonus

Net Deposit	Bonus Paid	Bonus Paid	Bonus Paid
$0 to $14,999	0%	0%	6%
$15,000 to $24,999	4%	3%	6%
$25,000 to $99,000	5%	4%	6%
$100,000 to $999,999	6%	5%	6%
$1,000,000 to $4,999,999	7%	6%	6%
$5,000,000 or more	8%	7%	6%

 (Continued)

79

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The bonus is vested over three years; therefore, if the contract owner surrenders the policy before the full vesting period, a portion of the bonus can be recaptured by Allianz Life.The accumulated gain/loss on the bonus is 100% vested as it is earned.The vesting rates are presented in the following schedule:

	Allianz Rewards	Allianz High Five Bonus	Allianz Vision Bonus

Months Following Deposit	Amount Vested	Amount Vested	Amount Vested
0 to 12	0%	0%	0%
13 to 24	35%	35%	35%
25 to 36	70%	70%	70%
37+	100%	100%	100%

Expenses

The Mortality and Expense Risk (M&E) charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or (b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

EXPENSES

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2007. The May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals), or owners could select the optional Enhanced GMIB for an additional charge (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%).

Charges during the Accumulation Phase (includes 0.15% of administrative charge) are as follows:

	Original Contract (which includes the Traditional GMIB)	Original Contract with Enhanced GMIB	Currently Offered Base Contract and May 2003 Contract without a PRIME Benefit	May 2003 Contract with the Traditional PRIME Benefit	Currently Offered Contract with the PRIME Plus Benefit and May 2003 Contract with the Enhanced PRIME Benefit
Traditional GMDB	1.40% (Traditional – Option 1)	1.70% (Optional – Option 1)	1.50% (Traditional – Option 3)	1.70% (Traditional – Option 4)	2.20% (Traditional – Option 5)
Earnings Protection GMDB	1.60% (Traditional -Option 2)	1.90% (Optional – Option 2)	1.80% (Optional – Option 3)	2.00% (Optional – Option 4)	2.45% (Optional – Option 5)
Enhanced GMDB	1.70% (Optional – Option 1)	1.90% (Enhanced – Option 1)	1.80% (Enhanced – Option 3)	1.95% (Enhanced – Option 4)	2.40% (Enhanced – Option 5)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.50% for the currently offered Allianz Alterity Contract and the May 2003 Contract and 1.40% for the Original Contract.

 (Continued)

80

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The Allianz Rewards Contract was launched in May 2000. The most recently offered Allianz Rewards Base Contract automatically provides a bonus of 4% to 8% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The most recently offered Allianz Rewards Base Contract provides a Traditional GMDB, where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner instead selected the Enhanced GMD), the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The most recently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a GMIB and a GPWB.The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

There are also three older versions of the Allianz Rewards Contract. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the most recently offered Contract is the M&E charge for the Original Contract, without any optional benefits, is lower than the most recently offered Contract.The Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are basedon the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB for an additional charge (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%), but did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on the Original Contract, but the charge for these features was higher than for the Original Contract.

Charges during the Accumulation Phase (includes 0.15% of administrative charge) are as follows:

	Original Contract without a PRIME Benefit	Original Contract with the Traditional PRIME Benefit	Original Contract with the Enhanced PRIME Benefit	September 2002 Contract without the GMIB	September 2002 Contract with the Enhanced GMIB	Most Recently Offered Base Contract and May 2003 Contract without a PRIME Benefit	May 2003 Contract with the Traditional PRIME Benefit	Most Recently Offered Contract with the PRIME Plus Benefit and a May 2003 Contract with the Enhanced PRIME Benefit
Traditional GMDB	1.65% (Traditional–Option 1)	1.85% (Traditional-Option 7)	2.35% (Traditional-Option 8)	1.65% (Traditional–Option 1)	1.95% (Traditional–Option 2)	1.70% (Traditional–Option 4)	1.90% (Traditional-Option 5)	2.40% (Traditional-Option 6)
Enhanced GMDB	1.85% (Enhanced–Option 1)	2.05% (Enhanced-Option 7)	2.55% (Enhanced-Option 8)	1.95% (Enhanced-Option 2)	2.15% (Enhanced–Option 3)	2.00% (Enhanced-Option 4)	2.15% (Enhanced-Option 5)	2.60% (Enhanced-Option 6)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70% for the most recently offered Allianz Rewards Contract and the May 2003 Contract; and the charges are 1.65% for the Original Contract and the September 2002 Contract.

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

Charges during the accumulation and annuity phases are as follows:

	Charges during the Accumulation Phase (includes a 0.15% administrative charge)	Charges during the Annuity Phase if the owner takes variable annuity payments (includes a 0.15% administrative charge)
Traditional GMDB	1.15%	1.15%
Enhanced GMDB	1.35%	1.15%

The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced GMDB, or the optional Earnings Protection GMD). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value.

 (Continued)

81

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The Charter II contract also offered a choice of the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3% and 7%). The PRIME Benefits include a GPWB and a GMIB. The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

M&E charges during the accumulation phase are as follows:

	Contracts without a PRIME Benefit	Contracts with the Traditional PRIME Benefit	Contracts with the Enhanced PRIME Benefit
Traditional GMDB	1.75% (Option 1)	1.95% (Option 4)	2.45% (Option 7)
Enhanced GMDB	2.05% (Option 2)	2.20% (Option 5)	2.65% (Option 8)
Earnings Protection GMDB	2.05% (Option 3)	2.25% (Option 6)	2.70% (Option 9)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.75%.

The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. In all states except Washington, the owner could instead select either the optional Double Principal GMDB, or the Earnings Protection GMDB for an additional charge. Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) the Return of Principal GMDB, or b) contract value plus an additional amount based on the owner’s age and the lesser of either total purchase payments or contract value less total purchase payments. In the state of Washington, the owner could instead select the optional Enhanced GMDB for an additional charge. Under the Enhanced GMDB, the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) total purchase payments adjusted for partial withdrawals increased annually by 3%.

The Dimensions contract also automatically included the Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit), or the owner could instead select the Guaranteed Performance Accumulator Benefit (GPA Benefit) that was available under the GVP for an additional charge. However, if the contract was owned by a non-individual or trust, the GVP was not available. The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in the highest contract value every ten years, with the minimum guarantee of two times the total purchase payments adjusted for partial withdrawals at the 20th Contract Anniversary.

M&E charges during the Accumulation Phase are as follows:
	Return of Principal GMDB	Double Principal GMDB	Earnings Protection GMDB or the Enhanced GMDB
GPP Benefit or no GVP	1.50% (Option 1)	1.80% (Option 3)	1.70% (Option 5)
GPA Benefit	1.70% (Option 2)	2.00% (Option 4)	1.90% (Option 6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.50%.

The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge decreases 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carried an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carried an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a GPWB and a GMIB. The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

 (Continued)

82

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

M&E charges during the accumulation phase are as follows:

	Contracts with no optional benefits	Contracts with the Short Withdrawal Charge Option	Contracts with the PRIME Plus Benefit*	Contracts with Short Withdrawal Charge Option and the PRIME Plus Benefit*
Traditional GMDB	1.15% decreasing to 1.00% by the 5th contract anniversary	1.50% decreasing to 1.35% by the 5th contract anniversary and then decreasing to 1.00% by the 7th contract anniversary	1.85% decreasing to 1.70% by the 5th contract anniversary	2.20% decreasing to 2.05% by the 5th contract anniversary and then decreasing to 1.70% by the 7th contract anniversary
Enhanced GMDB	1.45% decreasing to 1.30% by the 5th contract anniversary	1.80% decreasing to 1.65% by the 5th contract anniversary and then decreasing to 1.30% by the 7th contract anniversary	2.05% decreasing to 1.90% by the 5th contract anniversary	2.40% decreasing to 2.25% by the 5th contract anniversary and then decreasing to 1.90% by the 7th contract anniversary

*Assumes the PRIME Plus Benefit is selected at contract issue.

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.00%.

The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income was launched in January 2006 and sales were discontinued on December 31, 2007. Allianz Custom Income automatically provided a Traditional GMDB for no additional charge where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. Allianz Custom Income also automatically provides the Total Income Package (TIP) of benefits for an additional M&E charge unless the owner elects otherwise at Contract issue. The TIP includes the Increasing Withdrawals Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB guarantees a minimum amount of lifetime income in the form of partial withdrawals and continued access to Contract Value. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment made, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time.

M&E Charges during the accumulation and annuity phase are as follows:

M&E charges	For Contracts with the TIP	For Contracts without the TIP
During the Accumulation Phase	2.20%	1.45%
During the Annuity Phase under the LIB	2.20%
During the Annuity Phase under Traditional Annuity Payments	1.45%	1.45%

The M&E charge for Allianz High Five can be summarized as follows:

The Allianz High Five was launched in October 2002 and sales were discontinued in March 2009. The Allianz High Five February 2007 Contract automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

The February 2007 Contract also automatically provides Living Guarantees unless the owner elected otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the GMIB and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, the contract value is monitored daily and systematically transfer amounts between the selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on the fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or the contract holder begins receiving annuity payments, the contract value will be at least equal to an amount called the GAV from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of contract issue. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

 (Continued)

83

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

There are also three older versions of the Allianz High Five Contract. The Original Contract first became available on September 20, 2002. There are two versions of the Original Contract: one was issued before June 22, 2007 and the other was first offered on or after June 22, 2007. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

M&E charges during the anuuity phase are as follows:

	February 2007 Contract and Original Contract issued on or after June 22, 2007	May 2005 Contract and Original Contract issued before June 22, 2007
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.25% for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 and are 1.40% for the Original Contract issued before June 22, 2007 and the May 2005 Contract.

The M&E charge and administrative charge for Allianz High Five Bonus can be summarized as follows:

The Allianz High Five Bonus was launched in April 2005 and sales were discontinued in March 2009. The Allianz High Five Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The High Five Bonus Contracts also automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five Bonus also automatically provides Living Guarantees. The Living Guarantees include the GAV Benefit, the GMIB and the GWB. There are no additional fees or charges associated with the Living Guarantees. However, the contract value is monitored daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a MVA. The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to the GAV from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There were also two older versions of the Allianz High Five Bonus Contract. The Original Contract first became available on April 30, 2004 and was replaced in nearly all states by the May 2005 Contract. The May 2005 Contract was replaced by the May 2007 Contract and sales were discontinued in March, 2009. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

Charges during the Accumulation Phase (includes a 0.15% administrative charge) are as follows:

Charges
Traditional GMDB	1.70%
Enhanced GMDB	1.90%

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70%.

The M&E charge for Allianz High Five L can be summarized as follows:

The Allianz High Five L was launched in April 2006 and sales were discontinued in March 2009. Allianz High Five L May 2007 Contract automatically provides a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five L also offered optional Living Guarantees. The Living Guarantees include the GWB and either the Guaranteed Principal Value Benefit (GPV Benefit) or the GAV Benefit. There is no additional fee or charge for the Living Guarantees with the GPV Benefit; however, there is an additional M&E charge for selecting the GAV Benefit. In addition, the contract value is monitored daily and systematically transfer amounts between your selected investment options and the FPAs to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a MVA. The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

 (Continued)

84

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The GPV and GAV Benefits guarantee that beginning on the fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or the contract holder begins receiving annuity payments, the contract value will be at least equal to an amountcalled the GPV or GAV from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the purchase payments received within 90 days of contract issue. The GPV is recalculated on each contract anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current contract value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent contract anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There was also an older version of the Allianz High Five L Contract. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

M&E charges during the accumulation phase are as follows:

	Traditional GMDB	Enhanced GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit	1.65%	1.85%
Living Guarantees with the GAV Benefit	1.75%	1.95%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.65%.

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge or contract maintenance charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

Charges during the Accumulation Phase and during the Annuity Phase if the owner takes variable annuity payments (includes a 0.15% administrative charge) are as follows:

Valuemark II and Valuemark III                                                                           1.40%

The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV Original Contract was launched in February of 1997 and was replaced by the May 2003 Contract. For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement), the death benefit was the contract value. Before July 1999, Original Contracts with an EDB Endorsement included Death Benefit Option 1 (DB Option 1). If owners are age 80 or older, the death benefit under DB Option 1 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 1 is based on the contract value or the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. Beginning in July 1999, the owner could instead select Death Benefit Option 2 (DB Option 2). If owners are age 80 or older, the death benefit under DB Option 2 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 2 is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001, the owner could select for an additional charge the Earnings Protection GMDB where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional GMIBs for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. GMIB Option 2 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales were discontinued in May 2007. The May 2003 Contract automatically provided a Traditional GMDB where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced GMDB, or the Earnings Protection GMDB. Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner’s age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

 (Continued)

85

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Charges during the Accumulation Phase (includes a 0.15% administrative charge) are as follows:

	Original Contracts without a GMIB	Original Contracts with a GMIB	May 2003 Contracts without the Traditional GMIB	May 2003 Contracts with the Traditional GMIB

Without the EDB Endorsement, orwith DB Option 1 or DB Option 2 Traditional GMDB	1.49% -	1.79% -	- 1.75%	- 1.90%
Enhanced GMDB	-	-	2.05%	2.15%
Earnings Protection GMDB	1.59%	1.89%	2.05%	2.20%

The charges during the Annuity Phase if the owner takes variable annuity payments under the May 2003 Contract are 1.75%, and under the Original Contract the charges are 1.40%.

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

Charges if the owner took variable annuity payments (includes a 0.15% administrative charge) are as follows:

Valuemark Income Plus                                                                1.40%

The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Contract was launched in June 2007 and included the following optional benefits: the Lifetime Plus Benefit, the Quarterly Value Death Benefit, the Bonus Option and the Short Withdrawal Charge Option. In November 2007 the Lifetime Plus II Benefit became available. In March 2008 the Target Date Retirement Benefit and the No Withdrawal Charge Option became available. In July 2008 the Lifetime Plus 10 Benefit became available. In January 2009 the Target Date Retirement Benefit was replaced with the Target Date 10 Benefit, the Lifetime Plus Benefit was discontinued and the additional M&E charge for the Lifetime Plus II and Lifetime Plus 10 Benefits increased. In March 2009 all optional benefits were discontinued except the Bonus Option, Short Withdrawal Charge Option and the Quarterly Value Death Benefit. In August of 2009 the No Withdrawal Charge Option again became available and the Investment Protector and the Income Protector became available. The Investment Protector and the Income Protector have a separate rider charge based on the Target Value or Benefit Base, rather than an additional M&E charge.

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Bonus Option that provides a 6% bonus that is subject to a three year vesting schedule and increases the withdrawal charge period from seven years to nine years, b) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or c) a No Withdrawal Charge Option that eliminates the withdrawal charge.

The No Withdrawal Charge Option also requires selection of a Target Date Benefit, Lifetime Benefit, Investment Protector or Income Protector. The Target Date Benefits and Investment Protector provide a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. The Lifetime Benefits and the Income Protector are designed for those who want lifetime income and continued access to both contract value and a death benefit for a period of time, as opposed to annuity payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time.

 (Continued)

86

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

M&E charges during the accumulation phase are as follows:
	Traditional Death Benefit	Quarterly Value Death Benefit
Base Contract	1.40%	1.70%
	(Base Option 1)	(Base Option 2)
Contract with the Bonus Option	1.70%	2.00%
	(Bonus Option 1)	(Bonus Option 2)
Contract with the Short Withdrawal Charge Option	1.65%	1.95%
	(L Option 1)	(L Option 2)
Contract with the Target Date Retirement Benefit	1.80%	2.10%
	(Base Option 11)	(Base Option 12)
Contract with the Lifetime Plus Benefit (single Lifetime Plus Payments)	2.10%	2.40%
	(Base Option 3)	(Base Option 4)
Contract with the Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.25%	2.55%
	(Base Option 5)	(Base Option 6)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.20%	2.50%
	(Base Option 7)	(Base Option 8)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.35%	2.65%
	(Base Option 9)	(Base Option 10)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.10%	2.40%
	(Base Option 3)	(Base Option 4)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	2.25%	2.55%
	(Base Option 5)	(Base Option 6)
Contract with the Bonus Option and Target Date Retirement Benefit	2.10%	2.40%
	(Bonus Option 11)	(Bonus Option 12)
Contract with the Bonus Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.40%	2.70%
	(Bonus Option 3)	(Bonus Option 4)
Contract with the Bonus Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.55%	2.85%
	(Bonus Option 5)	(Bonus Option 6)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.50%	2.80%
	(Bonus Option 7)	(Bonus Option 8)
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.65%	2.95%
	(Bonus Option 9)	(Bonus Option 10)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.40%	2.70%
	(Bonus Option 3)	(Bonus Option 4)

 (Continued)

87

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.55%	2.85%
	(Bonus Option 5)	(Bonus Option 6)
Contract with the Short Withdrawal Charge Option and Target Date Retirement Benefit	2.05%	2.35%
	(L Option 11)	(L Option 12)
Contract with the Short Withdrawal Charge Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.35%	2.65%
	L Option 3)	(L Option 4)
Contract with the Short Withdrawal Charge Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.50%	2.80%
	(L Option 5)	(L Option 6)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.45%	2.75%
	(L Option 7)	(L Option 8)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.60%	2.90%
	(L Option 9)	(L Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	2.35%	2.65%
	(L Option 3)	(L Option 4)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.50%	2.80%
	(L Option 5)	(L Option 6)
Contract with the No Withdrawal Charge Option and Target Date Retirement Benefit	2.15%	2.45%
	(C Option 5)	(C Option 6)
Contract with the No Withdrawal Charge Option and Lifetime Plus Benefit (single Lifetime Plus Payments)	2.45%	2.75%
	(C Option 1)	(C Option 2)
Contract with the No Withdrawal Charge Option and Lifetime Plus Benefit (joint Lifetime Plus Payments)	2.60%	2.90%
	(C Option 3)	(C Option 4)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(C Option 7)	(C Option 8)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.70%	3.00%
	(C Option 9)	(C Option 10)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(C Option 1)	(C Option 2)

 (Continued)

88

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.60%	2.90%
	(C Option 3)	(C Option 4)
Contract with Target Date 10 Benefit	1.95%	2.25%
	(Base Option 13)	(Base Option 5)
Contract with the Bonus Option and theTarget Date 10 Benefit	2.25%	2.55%
	(Bonus Option 14)	(Bonus Option 5)
Contract with the Short Withdrawal Charge Option and theTarget Date 10 Benefit	2.20%	2.50%
	(L Option 13)	(L Option 5)
Contract with the No Withdrawal Charge Option and theTarget Date 10 Benefit	2.30%	2.60%
	(C Option 11)	(C Option 3)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.35%	2.65%
	(Base Option 3)	(Base Option 4)
Contract with the Bonus Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.65%	2.95%
	(Bonus Option 9)	Bonus Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.60%	2.90%
	(L Option 9)	(L Option 10)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.70%	3.00%
	(C Option 9)	(C Option 10)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.50%	2.80%
	(Base Option 8)	(Base Option 9)
Contract with the Bonus Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.80%	3.10%
	(Bonus Option 8)	(Bonus Option 13)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.75%	3.05%
	(L Option 8)	(L Option 13)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.85%	3.15%
	(C Option 8)	(C Option 12)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.40% for a Contract without the Bonus Option, and 1.70% for a Contract with the Bonus Option.

 (Continued)

89

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connections was launched in November 2007 and included the optional the Lifetime Plus II Benefit and the Quarterly Value Death Benefit. In July 2008 the Short Withdrawal Charge Option, No Withdrawal Charge Option, Target Date Retirement Benefit and Lifetime Plus 10 Benefit became available. In January 2009 the Target Date Retirement Benefit was replaced with the Target Date 10 Benefit and the additional M&E charge for the Lifetime Plus II and Lifetime Plus 10 Benefits increased. In March 2009, all optional benefits were discontinued except the Short Withdrawal Charge Option and the Quarterly Value Death Benefit.

The Allianz Connections Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or b) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Benefits or the Lifetime Plus Benefits.

The No Withdrawal Charge Option also requires selection of a Target Date Benefit or a Lifetime Benefit. The Target Date Benefits provide a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. The Lifetime Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time.

M&E Charges during the accumulation phase are as follows:
	Traditional Death Benefit	Quarterly Value Death Benefit
Base Contract	1.15%	1.45%
	(Option 1)	(Option 2)
Short Withdrawal Charge Option	1.60%	1.90%
	(Option 13)	(Option 14)
Contract with the Target Date Retirement Benefit	1.55%	1.85%
	(Option 11)	(Option 12)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	1.95%	2.25%
	(Option 3)	(Option 4)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.10%	2.40%
	(Option 5)	(Option 6)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, oncepayments begin	1.85%	2.15%
	(Option 7)	(Option 8)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.00%	2.30%
	(Option 9)	(Option 10)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.40%	2.70%
	(Option 15)	(Option 16)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(Option 17)	(Option 18)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.30%	2.60%
	(Option 19)	(Option 20)

 (Continued)

90

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Traditional Death Benefit	Quarterly Value Death Benefit
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(Option 21)	(Option 22)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.55%	2.85%
	(Option 25)	(Option 26)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin	2.70%	3.00%
	(Option 27)	(Option 28)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.45%	2.75%
	(Option 29)	(Option 30)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, once payments begin	2.60%	2.90%
	(Option 31)	(Option 32)
Contract with the Target Date 10 Benefit	1.70%	2.00%
	(Option 33)	(Option 23)
Contract with the Target Date 10 Benefit and the Short Withdrawal Charge Option	2.15%	2.45%
	(Option 8)	(Option 21)
Contract with the Target Date 10 Benefit and the No Withdrawal Charge Option	2.30%	2.60%
	(Option 19)	(Option 20)
Contract with single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit issued January 26, 2009 and after	2.10%	2.40%
	(Option 5)	(Option 6)
Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.55%	2.85%
	(Option 35)	(Option 18)
Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.70%	3.00%
	(Option 27)	(Option 28)
Contract with joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.25%	2.55%
	(Option 4)	(Option 17)
Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.70%	3.00%
	(Option 27)	(Option 38)
Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and issued January 26, 2009 and after	2.85%	3.15%
	(Option 18)	(Option 34)

 (Continued)

91

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.15%.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating accumulation units at the end of the contract year and at the time of full surrender. During the annuity phase, a portion of this charge is deducted from each annuity payment. The amount of the charge is $30 each year for Allianz Valuemark II and III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Allianz Elite, Allianz Connections and Allianz Vision contracts. Contract maintenance charges paid by the owners during the years ended December 31, 2009 and 2008 were $5,454,000 and $4,734,000, respectively. These charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A rider charge is assessed during the Accumulation Phase for Allianz Vision contracts with the Investment Protector or Income Protector, which were made available with the contract in August of 2009. The Investment Protector is designed for persons who are concerned about market fluctuations and want the benefit of a level of protection for the principal invested regardless of how the market performs. The Investment Protector accomplishes this by periodically locking in a portion of any anniversary investment gains effective as of a future date. To realize this benefit, the owner must continue to hold the Contract until the future date. The Income Protector is designed for those who want both a guaranteed level of lifetime income (called Lifetime Plus Payments) that can begin shortly after selection of the benefit if certain age restrictions are met, and continued access to both contract value and a death benefit for a period of time.

The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Investment Protector, or as a percentage of the Benefit Base under the Income Protector. The rider charge is calculated daily beginning on the day after the rider effective date. The rider charge is assessed quarterly and deducted for each quarter on the earlier of the following: at the end of the business day immediately before the quarterly anniversary; or when the final rider charge is deducted. The rider charge reduces the contract value (and bonus value, if applicable), but not any of the guaranteed values under the optional benefits (for example, it does not reduce the target value or benefit base). The current charge deducted for the Investment Protector (as of August 2009) is 0.80%. The current charge deducted for the Income Protector (as of August 2009) is 1.05% for single Lifetime Plus Payments and 1.20% for joint Lifetime Plus Payments.

A withdrawal charge is deducted at the time of withdrawal for withdrawals taken during the Accumulation Phase on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz Connections, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. If the withdrawal is a partial withdrawal the charge is deducted from the contract value. If the withdrawal is a full withdrawal, the charge is deducted from the amount withdrawn. The amount of the withdrawal charge is shown below. Allianz Alterity and Allianz Dimensions use the number of complete contract years since a purchase payment was received to determine the withdrawal charge percentage; all other products use the number of complete calendar years since a purchase payment was received. In certain states, the withdrawal charge may be different than what is indicated in the following table.

Withdrawal charges are as follows:
Complete Years Since Payment	Allianz Alterity(1)	Allianz Connections(2)	Allianz High Five	Allianz High Five Bonus(3)	Allianz High Five L(4)	Allianz Rewards	Allianz Vision(5)
0	7%	8.5%	8%	8.5%	8.5%	8.5%	8.5%
1	6%	8.5%	8%	8.5%	7.5%	8.5%	8.5%
2	5%	7.5%	7%	8.5%	5.5%	8.5%	7.5%
3	4%	6.5%	6%	8%	3%	8.5%	6.5%
4	3%	5%	5%	7%	0%	8%	5%
5	2%	4%	4%	6%	0%	7%	4%
6	0%	3%	3%	5%	0%	6%	3%
7	0%	0%	0%	4%	0%	5%	0%
8	0%	0%	0%	3%	0%	4%	0%
9	0%	0%	0%	0%	0%	3%	0%
10 +	0%	0%	0%	0%	0%	0%	0%

(1)	This is the withdrawal charge for the Current Contract and the May 2003 Contract. The withdrawal charge for the Original Contract is six years, and the charge is 7%, 6%, 5%, 4%, 3%, and 0%.
(2)
This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

(3)
This is the withdrawal charge for the Current Contract. The withdrawal charge for the Original Contract and the May 2006 Contract is ten years and the charge is 8.5%, 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%.

(4)	This is the withdrawal charge for the May 2007 Contract. The withdrawal charge for the Original Contract is three years, and the charge is 8%, 7%, 5%, and 0%.
(5)
This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Bonus Option is 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

 (Continued)

92

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Complete Years Since Payment	Allianz Valuemark II	Allianz Valuemark III	Allianz Valuemark IV	Allianz Elite(6)	Allianz Charter II	Allianz Dimensions	Allianz Custom Income
0	5%	6%	6%	8.5%	8%	8%	8%
1	5%	5%	6%	8.5%	7%	7%	8%
2	4%	4%	6%	7.5%	0%	7%	7%
3	3%	3%	5%	6.5%	0%	6%	6%
4	1.5%	1.5%	4%	5%	0%	5%	5%
5	0%	0%	3%	4%	0%	4%	4%
6	0%	0%	2%	3%	0%	3%	3%
7	0%	0%	0%	0%	0%	0%	0%
8	0%	0%	0%	0%	0%	0%	0%
9	0%	0%	0%	0%	0%	0%	0%
10 +	0%	0%	0%	0%	0%	0%	0%

(6)	This is the withdrawal charge for the Base Contract. The withdrawal charge for the Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%.

Total withdrawal charges paid by owners during the years ended December 31, 2009 and 2008, were $56,561,385 and $48,313,008, respectively.

Allianz Dimensions, Allianz Valuemark IV, Allianz Elite, Allianz Alterity, Allianz High Five, Allianz Vision, and Allianz Connections all include a waiver of withdrawal charge benefit for nursing home confinement and/or diagnosis of a terminal illness.

A free withdrawal privilege (or partial withdrawal privilege) is available that allows owners to withdraw a portion of their total purchase payments each year during the Accumulation Phase without incurring a withdrawal charge under the Allianz Valuemark II and III, Allianz Valuemark IV, Allianz Alterity, Allianz Rewards, Allianz High Five Bonus, Allianz High Five, Allianz High Five L, Allianz Dimensions, Allianz Elite, Allianz Vision, Allianz Connections, and Allianz Custom Income contracts that do not include the TIP. The amount that can be withdrawn differs between the contracts. For Allianz Valuemark II and III each year the owner can withdraw 15% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Valuemark IV, each year the owner can withdraw 15% of the previous contract anniversaries contract value, less any previous withdrawals taken during the current year that were not subject to a withdrawal charge. For Allianz Dimensions, each year during the first five contract years the owner can withdraw up to 10% of total purchase payments, and the owner can withdraw up to 20% of total purchase payments each year after that. For Allianz Alterity, each year the owner can withdraw 12% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Rewards and Allianz High Five Bonus, each year the owner can withdraw 10% of total purchase payments, not including any bonus, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz High Five and Allianz Vision, each year the owner can withdraw 12% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year. For Allianz Elite, Allianz Custom Income, Allianz High Five L and Allianz Connections, each year the owner can withdraw 10% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year.

On Allianz Alterity and Allianz Rewards, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz High Five Original Contracts, Allianz Charter II and Allianz Dimensions, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available once each year beginning five years after the income date during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected.

On Allianz Valuemark Income Plus, under annuity options 2 or 4, partial liquidations of up to 75% of the total withdrawal value (less any previously liquidated amounts) are available once each year after the first contract year during the lifetime of the annuitant(s), while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz Valuemark Income Plus under annuity option 6 owners may also take a liquidation once each year after the fist contract year of up to 100% of the total withdrawal value (less any previously liquidated amounts). The total liquidation value (or total withdrawal value) is equal to the present value of the remaining guaranteed variable traditional annuity payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation, less a commutation fee.

 (Continued)

93

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Commutation fee during the annuity phase under annuity option 2, 4 or 6 are as follows:

Complete Years Since Income Date	Allianz Alterity	Allianz Rewards	Allianz High Five Original Contracts	Allianz Charter II	Allianz Dimensions	Allianz Valuemark Income Plus
0	5%	7%	-	-	-	5%
1	4%	6%	-	-	-	5%
2	3%	5%	-	-	-	4%
3	2%	4%	-	-	-	3%
4	1%	3%	-	-	-	2%
5	1%	2%	4%	4%	7%	1%
6	1%	1%	3%	3%	6%	1%
7	1%	1%	2%	2%	5%	1%
8	1%	1%	1%	1%	4%	1%
9	1%	1%	1%	1%	3%	1%
10	1%	1%	1%	1%	2%	1%
11+	1%	1%	1%	1%	1%	1%

On Allianz Alterity and Allianz High Five Original Contracts a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually on Allianz Alterity and Allianz High Five Original Contracts and the withdrawal charge is based on the number of contract years since the payment was received. On Allianz Dimensions, a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually beginning on the fifth Contract Anniversary on Allianz Dimensions.

Withdrawal charge during the annuity phase under annuity option 6 are as follows:

Complete Years Since Payment/ Issue Date	Allianz Alterity	Allianz High Five Original Contracts	Allianz Dimensions
0	7%	8%	-
1	6%	8%	-
2	5%	7%	-
3	4%	6%	-
4	3%	5%	-
5	2%	4%	4%
6	0%	3%	3%
7+	0%	0%	0%

Currently, twelve free transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products (or 2% of the amount transferred, if less, for Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Charter). If the transfer is made under the dollar cost averaging program; flexible rebalancing program, GAV or GPV Transfers under the Living Guarantees for any of the High Five products; or the allocation and transfer restrictions for the Target Date Retirement Benefit of one of the Lifetime Benefits for the Vision or Connections products, there is no fee for the transfer, and do not count these transfers against any free transfers. Total transfer fees paid by the contract owners during the years ended December 31, 2009 and 2008 were $15,402 and $15,578, respectively. Net transfers (to)/from the Fixed Accounts during the years ended December 31, 2009 and 2008 were $(339,872,000) and $(3,731,722,000), respectively.

Allianz Dimensions has an optional Increased Annuity Payment Benefit that carries an additional charge per $100 of the basic annuity payment, depending on the annuitant’s age and gender; the maximum charge ranges from $0.95 to $9.97. Allianz Dimensions also offers optional Guaranteed Value Protection Benefits (GVPs), which offers either the Guaranteed Principal Protector Benefit or the Guaranteed Performance Accumulator Benefit. During the Accumulation Phase, the GVPs carry an additional charge based on the contract anniversary value that is deducted on the last day of each contract year. If the Dimensional Asset Allocation Model requirements are met, the GVP charge will not be more than 2% for the first ten contract years; otherwise, the GVP charge will not be more than 3% for the first ten contract years. On and after the tenth contract anniversary, the GVP charge can be increased to 5%.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date. A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, which is generally 10 days.

 (Continued)

94

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

Capitalization

Allianz Life may provide seed capital for the establishment of new funds as investment options of the Variable Account. The capitalization transactions are as follows during the year ended December 31, 2009:
Fund	Capitalization Amount	Date of Capitalization
AZL Balanced Index Strategy Fund	$30,000,000	4/22/2009
AZL Moderate Index Strategy Fund	30,000,000	4/22/2009
AZL Allianz Global Investors Select Fund	500,000	10/22/2009
AZL Franklin Templeton Founding Strategy Plus Fund	50,000,000	10/22/2009
AZL Fusion Conservative Fund	500,000	10/22/2009
AZL OCC Growth Fund	3,000,000	10/22/2009

Allianz Life will generally begin to recapture seed capital immediately. The recapture amount is formula driven, such that if there is positive net activity in the investment option each trading day, 75% will be deemed as available for seed recapture until all seed shares have been liquidated. All seed capital is invested at a Net Asset Value of $10.00 with the cost basis adjusting only when the investment options distribute income and gains. Allianz Life reserves the right to make modifications to the frequency of recapturing seed capital.

The seed capital recapture activity was as follows during the year ended December 31, 2009:
Fund	Seed Capital Recaptured	Remaining Seed Capital
AZL Balanced Index Strategy Fund	$30,000,000	$-
AZL Moderate Index Strategy Fund	30,000,000	-
AZL Allianz Global Investors Select Fund	500,000	-
AZL Franklin Templeton Founding Strategy Plus Fund	5,782,797	44,217,204
AZL Fusion Conservative Fund	500,000	-
AZL OCC Growth Fund	143,700	2,856,300
Total	$66,926,496	$47,073,504

3.      FEDERAL INCOME TAXES

Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant’s gross income until amounts are received pursuant to an annuity.

4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 are as follows:
	Cost of Purchases	Proceeds from Sales
AIM V.I. Capital Appreciation Fund	$ 32	$ 773
AIM V.I. Core Equity Fund	51	481
AIM V.I. International Growth Fund	18	205
Alger American Capital Appreciation Portfolio	12	327
Alger American LargeCap Growth Portfolio	27	357
Alger American MidCap Growth Portfolio	5	600
Alger American SmallCap Growth Portfolio	1	73
AZL AIM International Equity Fund	205,103	66,800
AZL Allianz Global Investors Select Fund	3,352	529
AZL Balanced Index Strategy Fund	135,729	7,733
AZL BlackRock Capital Appreciation Fund	303,256	53,330
AZL BlackRock Growth Fund	21,682	185,821
AZL Columbia Mid Cap Value Fund	43,134	20,709
AZL Columbia Small Cap Value Fund	24,291	19,924
AZL Columbia Technology Fund	40,361	98,103
AZL Davis NY Venture Fund	76,542	100,470
AZL Dreyfus Equity Growth Fund	27,296	37,662
AZL Eaton Vance Large Cap Value Fund	38,736	58,513
AZL First Trust Target Double Play Fund	33,567	91,911

 (Continued)

95

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Cost of Purchases	Proceeds from Sales
AZL Franklin Small Cap Value Fund	$ 58,043	$ 60,503
AZL Franklin Templeton Founding Strategy Plus Fund	60,406	7,209
AZL Fusion Balanced Fund	335,151	149,890
AZL Fusion Conservative Fund	7,702	1,873
AZL Fusion Growth Fund	243,626	209,826
AZL Fusion Moderate Fund	523,776	205,654
AZL International Index Fund	46,038	10,891
AZL JPMorgan Large Cap Equity Fund	11,034	79,585
AZL JPMorgan U.S. Equity Fund	90,327	29,009
AZL MFS Investors Trust Fund	107,085	92,548
AZL Moderate Index Strategy Fund	176,145	15,348
AZL Money Market Fund	1,104,938	1,219,092
AZL NACM International Fund	12,021	19,483
AZL OCC Growth Fund	3,554	286
AZL OCC Opportunity Fund	60,007	41,442
AZL Oppenheimer Global Fund	34,899	158,345
AZL Oppenheimer International Growth Fund	44,165	180,393
AZL PIMCO Fundamental IndexPLUS Total Return Fund	41,015	50,128
AZL S&P 500 Index Fund	271,815	123,835
AZL Schroder Emerging Markets Equity Fund CL 1	1,571	7,977
AZL Schroder Emerging Markets Equity Fund CL 2	114,391	89,111
AZL Schroder International Small Cap Fund	21,129	39,131
AZL Small Cap Stock Index Fund	35,536	42,137
AZL TargetPLUS Balanced Fund	124,101	178,809
AZL TargetPLUS Equity Fund	33,762	101,612
AZL TargetPLUS Growth Fund	42,970	121,735
AZL TargetPLUS Moderate Fund	32,849	95,681
AZL Turner Quantitative Small Cap Growth Fund	19,805	17,314
AZL Van Kampen Equity and Income Fund	149,613	90,311
AZL Van Kampen Global Real Estate Fund	39,128	36,100
AZL Van Kampen Growth and Income Fund	45,583	55,007
AZL Van Kampen International Equity Fund	205,092	89,338
AZL Van Kampen Mid Cap Growth Fund	94,187	84,050
BlackRock Global Allocations V.I. Fund	541,192	156,875
Davis VA Financial Portfolio	35,669	30,946
Davis VA Real Estate Portfolio	18	201
Davis VA Value Portfolio	2,198	13,607
Franklin Global Communications Securities Fund	9,632	123,425
Franklin Growth and Income Securities Fund	17,678	41,573
Franklin High Income Securities Fund	140,959	82,873
Franklin Income Securities Fund	201,645	223,550
Franklin Large Cap Growth Securities Fund	7,777	25,764
Franklin Money Market Fund	1	24,005
Franklin Real Estate Fund	19,153	22,030
Franklin Rising Dividends Securities Fund	13,153	49,997
Franklin Small Cap Value Securities Fund	6,147	13,667
Franklin Small-Mid Cap Growth Securities Fund	4,819	23,425
Franklin Templeton VIP Founding Funds Allocation Fund	73,853	52,020
Franklin U.S. Government Fund	241,904	226,080
Franklin Zero Coupon Fund 2010	57,129	73,930
J.P. Morgan International Opportunities Portfolio	8	182
J.P. Morgan U.S. Large Cap Core Equity Portfolio	7	316
JPMIT International Equity Fund	180	16
JPMorgan Insurance Trust U.S. Equity Portfolio	287	25
Mutual Global Discovery Securities Fund	133,228	147,901

 (Continued)

96

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Cost of Purchases	Proceeds from Sales
Mutual Shares Securities Fund	$ 107,723	$ 163,127
OpCap Mid Cap Portfolio	34,180	25,311
Oppenheimer Global Securities Fund/VA	6,609	19,538
Oppenheimer High Income Fund/VA	9,973	9,728
Oppenheimer Main Street Fund/VA	3,199	10,128
PIMCO VIT All Asset Portfolio	124,936	69,870
PIMCO VIT Commodity RealReturn Strategy Portfolio	104,713	56,467
PIMCO VIT Emerging Markets Bond Portfolio	66,578	33,236
PIMCO VIT Global Bond Portfolio	70,829	49,908
PIMCO VIT Global Multi-Asset Portfolio	11,259	276
PIMCO VIT High Yield Portfolio	149,195	91,908
PIMCO VIT Real Return Portfolio	178,201	112,445
PIMCO VIT StocksPLUS Growth and Income Portfolio	1,579	8,938
PIMCO VIT Total Return Portfolio	485,369	226,045
Seligman Global Technology Portfolio	41	283
Seligman Small-Cap Value Portfolio	3,004	10,628
SP International Growth Portfolio	1,225	2,282
SP Strategic Partners Focused Growth Portfolio	3,044	4,177
Templeton Global Asset Allocation Fund	1,660	1,908
Templeton Foreign Securities Fund	22,451	38,454
Templeton Global Bond Securities Fund	163,490	72,236
Templeton Growth Securities Fund	76,456	113,473
Van Kampen LIT Capital Growth Portfolio	-	295
Van Kampen LIT Enterprise Portfolio	2	102
Van Kampen LIT Growth and Income Portfolio	22	278

5.       CONTRACT TRANSACTIONS – ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2009 and 2008 are as follows:

	AIM V.I. Capital Appreciation Fund		AIM V.I. Core Equity Fund		AIM V.I. International Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	16	-	-	-	-	-
Transfers between funds	(63)	(43)	(18)	(22)	(13)	(11)
Surrenders and terminations	(86)	(107)	(34)	(65)	(12)	(23)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	(1)	(1)	-	-	-	-
Total Net Contract Transactions	(134)	(151)	(52)	(87)	(25)	(34)

 (Continued)

97

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Alger American Capital Appreciation Portfolio		Alger American LargeCap Growth Portfolio		Alger American MidCap Growth Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	16	-	10	-	-	-
Transfers between funds	(24)	(11)	(29)	(31)	(20)	(41)
Surrenders and terminations	(17)	(41)	(26)	(77)	(51)	(65)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	-
Total Net Contract Transactions	(25)	(52)	(45)	(108)	(71)	(106)

	Alger American SmallCap Growth Portfolio		AZL AIM International Equity Fund		AZL Allianz Global Investors Select Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	1,154	2,701	195	-
Transfers between funds	(5)	(7)	9,649	(5,054)	80	-
Surrenders and terminations	(6)	(11)	(757)	(954)	-	-
Rescissions	-	-	(67)	(124)	(1)	-
Bonus	-	-	10	41	4	-
Contract Maintenance Charges	-	-	(6)	(4)	-	-
Total Net Contract Transactions	(11)	(18)	9,983	(3,394)	278	-

	AZL Balanced Index Strategy Fund		AZL BlackRock Capital Appreciation Fund		AZL BlackRock Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	550	-	2,402	1,761	1,327	3,348
Transfers between funds	12,509	-	23,869	(784)	(26,685)	9,970
Surrenders and terminations	(101)	-	(659)	(280)	(1,420)	(885)
Rescissions	(1)	-	(90)	(37)	(76)	(139)
Bonus	1	-	14	17	7	46
Contract Maintenance Charges	(1)	-	(4)	(1)	(10)	(5)
Total Net Contract Transactions	12,957	-	25,532	676	(26,857)	12,335

	AZL Columbia Mid Cap Value Fund		AZL Columbia Small Cap Value Fund		AZL Columbia Technology Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,584	1,970	881	871	885	1,980
Transfers between funds	2,931	(422)	65	(88)	(8,695)	(3,558)
Surrenders and terminations	(304)	(177)	(251)	(293)	(435)	(682)
Rescissions	(80)	(40)	(39)	(17)	(39)	(57)
Bonus	7	20	6	9	7	35
Contract Maintenance Charges	(2)	(1)	(2)	(1)	(4)	(3)
Total Net Contract Transactions	4,136	1,350	660	(329)	(8,281)	(2,285)

 (Continued)

98

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL Davis NY Venture Fund		AZL Dreyfus Equity Growth Fund		AZL Eaton Vance Large Cap Value Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4,435	5,630	1,197	2,323	1,471	2,254
Transfers between funds	(2,668)	9,710	(861)	(6,789)	(1,691)	(13,732)
Surrenders and terminations	(3,090)	(2,072)	(1,384)	(2,022)	(2,361)	(3,785)
Rescissions	(182)	(203)	(47)	(67)	(59)	(72)
Bonus	16	50	8	21	8	20
Contract Maintenance Charges	(22)	(9)	(9)	(7)	(17)	(14)
Total Net Contract Transactions	(1,511)	13,106	(1,096)	(6,541)	(2,649)	(15,329)

	AZL First Trust Target Double Play Fund		AZL Franklin Small Cap Value Fund		AZL Franklin Templeton Founding Strategy Plus Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	3,054	5,425	1,332	2,252	617	-
Transfers between funds	(14,187)	(1,436)	(566)	(4,829)	364	-
Surrenders and terminations	(352)	(557)	(746)	(999)	(1)	-
Rescissions	(151)	(119)	(52)	(71)	(3)	-
Bonus	31	46	8	29	4	-
Contract Maintenance Charges	(4)	(2)	(6)	(4)	-	-
Total Net Contract Transactions	(11,609)	3,357	(30)	(3,622)	981	-

	AZL Fusion Balanced Fund		AZL Fusion Conservative Fund		AZL Fusion Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	17,177	13,394	240	-	8,808	22,791
Transfers between funds	5,210	(6,273)	337	-	(3,134)	(24,031)
Surrenders and terminations	(2,498)	(2,907)	(1)	-	(3,850)	(4,587)
Rescissions	(616)	(342)	-	-	(489)	(641)
Bonus	156	126	-	-	88	315
Contract Maintenance Charges	(12)	(7)	-	-	(39)	(26)
Total Net Contract Transactions	19,417	3,991	576	-	1,384	(6,179)

	AZL Fusion Moderate Fund		AZL International Index Fund		AZL JPMorgan Large Cap Equity Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	38,156	15,937	46	-	708	1,557
Transfers between funds	1,986	(24,925)	3,581	-	(11,580)	(4,327)
Surrenders and terminations	(3,236)	(4,308)	(34)	-	(738)	(902)
Rescissions	(1,051)	(498)	(1)	-	(41)	(56)
Bonus	283	153	1	-	4	17
Contract Maintenance Charges	(26)	(17)	-	-	(5)	(5)
Total Net Contract Transactions	36,112	(13,658)	3,593	-	(11,652)	(3,716)

 (Continued)

99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL JPMorgan U.S. Equity Fund		AZL LMP Large Cap Growth Fund		AZL MFS Investors Trust Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	679	1,332	-	553	2,381	4,105
Transfers between funds	6,426	(3,408)	-	(12,586)	1,027	2,409
Surrenders and terminations	(525)	(596)	-	(1,037)	(1,268)	(948)
Rescissions	(29)	(40)	-	(12)	(109)	(134)
Bonus	5	21	-	7	14	38
Contract Maintenance Charges	(5)	(3)	-	(3)	(8)	(4)
Total Net Contract Transactions	6,551	(2,694)	-	(13,078)	2,037	5,466

	AZL Moderate Index Strategy Fund		AZL Money Market Fund		AZL NACM International Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	660	-	49,477	42,828	239	694
Transfers between funds	15,796	-	(42,732)	11,198	(1,455)	(12)
Surrenders and terminations	(112)	-	(13,192)	(15,426)	(38)	(55)
Rescissions	(38)	-	(1,822)	(1,259)	(17)	(28)
Bonus	5	-	377	499	1	6
Contract Maintenance Charges	(1)	-	(25)	(13)	-	-
Total Net Contract Transactions	16,310	-	(7,917)	37,827	(1,270)	605

	AZL OCC Growth Fund		AZL OCC Opportunity Fund		AZL OCC Value Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	8	-	525	1,091	-	544
Transfers between funds	44	-	1,983	(2,511)	-	(28,436)
Surrenders and terminations	-	-	(536)	(661)	-	(2,398)
Rescissions	-	-	(22)	(35)	-	(33)
Bonus	-	-	4	13	-	5
Contract Maintenance Charges	-	-	(4)	(3)	-	(8)
Total Net Contract Transactions	52	-	1,950	(2,106)	-	(30,326)

	AZL Oppenheimer Global Fund		AZL Oppenheimer International Growth Fund		AZL PIMCO Fundamental IndexPLUS Total Return Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,002	1,790	711	2,426	492	524
Transfers between funds	(11,329)	(4,346)	(9,692)	(4,418)	(1,776)	321
Surrenders and terminations	(488)	(711)	(404)	(687)	102)	(51)
Rescissions	(71)	(71)	(33)	(83)	(13)	(18)
Bonus	7	22	5	42	5	6
Contract Maintenance Charges	(5)	(4)	(3)	(3)	(1)	-
Total Net Contract Transactions	(10,884)	(3,320)	(9,416)	(2,723)	(1,395)	782

 (Continued)

100

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL S&P 500 Index Fund		AZL Schroder Emerging Markets Equity Fund CL 1		AZL Schroder Emerging Markets Equity Fund CL 2
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,137	4,988	1,286	6	1,886	3,489
Transfers between funds	19,881	23,517	(248)	4,928	2,689	8,092
Surrenders and terminations	(2,512)	(756)	(652)	(17)	(1,339)	(720)
Rescissions	(155)	(81)	-	-	(91)	(130)
Bonus	43	61	-	-	22	48
Contract Maintenance Charges	(16)	(4)	(3)	-	(11)	(4)
Total Net Contract Transactions	22,378	27,725	383	4,917	3,156	10,775

	AZL Schroder International Small Cap Fund		AZL Small Cap Stock Index Fund		AZL TargetPLUS Balanced Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	567	1,437	2,229	1,907	7,903	5,514
Transfers between funds	(2,923)	-	(1,165)	15,759	(13,819)	80
Surrenders and terminations	(74)	(80)	(1,426)	(388)	(348)	(108)
Rescissions	(45)	(39)	(62)	(53)	(241)	(198)
Bonus	4	18	28	19	88	61
Contract Maintenance Charges	(1)	-	(9)	(3)	(2)	-
Total Net Contract Transactions	(2,472)	1,336	(405)	17,241	(6,419)	5,349

	AZL TargetPLUS Equity Fund		AZL TargetPLUS Growth Fund		AZL TargetPLUS Moderate Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	2,754	4,875	2,565	8,052	1,869	6,412
Transfers between funds	(13,019)	(1,847)	(13,103)	(660)	(9,271)	(356)
Surrenders and terminations	(267)	(427)	(235)	(215)	(349)	(303)
Rescissions	(90)	(152)	(121)	(224)	(103)	(246)
Bonus	57	60	23	112	12	112
Contract Maintenance Charges	(4)	(2)	(4)	(1)	(2)	(1)
Total Net Contract Transactions	(10,569)	2,507	(10,875)	7,064	(7,844)	5,618

	AZL Turner Quantitative Small Cap Growth Fund		AZL Van Kampen Equity and Income Fund		AZL Van Kampen Global Real Estate Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	450	656	8,275	3,617	1,246	2,214
Transfers between funds	160	(588)	(363)	(7,195)	(59)	(1,705)
Surrenders and terminations	(130)	(131)	(902)	(1,222)	(388)	(394)
Rescissions	(15)	(15)	(146)	(119)	(57)	(90)
Bonus	3	7	63	31	15	26
Contract Maintenance Charges	(1)	(1)	(6)	(4)	(3)	(2)
Total Net Contract Transactions	467	(72)	6,921	(4,892)	754	49

 (Continued)

101

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	AZL Van Kampen Growth and Income Fund		AZL Van Kampen International Equity Fund		AZL Van Kampen Mid Cap Growth Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,700	2,023	1,448	2,768	2,102	4,574
Transfers between funds	(1,201)	(5,901)	5,878	(7,468)	1,112	(8,589)
Surrenders and terminations	(1,244)	(2,061)	(950)	(1,302)	(1,525)	(1,965)
Rescissions	(54)	(84)	(65)	(91)	(83)	(212)
Bonus	12	20	15	26	17	58
Contract Maintenance Charges	(8)	(6)	(7)	(5)	(11)	(8)
Total Net Contract Transactions	(795)	(6,009)	6,319	(6,072)	1,612	(6,142)

	BlackRock Global Allocations V.I. Fund		Davis VA Financial Portfolio		Davis VA Real Estate Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	36,019	11,279	904	1,290	-	-
Transfers between funds	14,000	5,094	419	(1,015)	(6)	(5)
Surrenders and terminations	(1,276)	(236)	(429)	(534)	(7)	(5)
Rescissions	(988)	(272)	(33)	(39)	-	-
Bonus	243	74	9	15	-	-
Contract Maintenance Charges	(6)	(1)	(3)	(2)	-	-
Total Net Contract Transactions	47,992	15,938	867	(285)	(13)	(10)

	Davis VA Value Portfolio		Dreyfus IP Small Cap Stock Index Portfolio		Dreyfus Stock Index Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	131	57	-	114	-	166
Transfers between funds	(620)	(2,549)	-	(15,172)	-	(23,394)
Surrenders and terminations	(716)	(1,205)	-	(828)	-	(1,654)
Rescissions	(4)	(2)	-	(4)	-	(13)
Bonus	-	1	-	1	-	1
Contract Maintenance Charges	(4)	(3)	-	(3)	-	(5)
Total Net Contract Transactions	(1,213)	(3,701)	-	(15,892)	-	(24,899)

	Franklin Global Communications Securities Fund		Franklin Growth and Income Securities Fund		Franklin High Income Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	120	724	4,635	89	1,742	819
Transfers between funds	(6,650)	(2,442)	(499)	(1,777)	2,183	(2,048)
Surrenders and terminations	(222)	(727)	(1,840)	(1,188)	(700)	(765)
Rescissions	(5)	(25)	(1)	(9)	(41)	(32)
Bonus	2	13	-	1	12	11
Contract Maintenance Charges	(2)	(4)	(6)	(5)	(3)	(2)
Total Net Contract Transactions	(6,757)	(2,461)	2,289	(2,889)	3,193	(2,017)

 (Continued)

102

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Franklin Income Securities Fund		Franklin Large Cap Growth Securities Fund		Franklin Money Market Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,161	3,796	2,680	175	-	-
Transfers between funds	(1,563)	(7,889)	(618)	(3,499)	(1,349)	(26)
Surrenders and terminations	(1,935)	(2,183)	(932)	(1,109)	(70)	(129)
Rescissions	(77)	(135)	(10)	(19)	-	-
Bonus	11	29	1	1	-	-
Contract Maintenance Charges	(10)	(8)	(6)	(5)	-	(1)
Total Net Contract Transactions	1,587	(6,390)	1,115	(4,456)	(1,419)	(156)

	Franklin Real Estate Fund		Franklin Rising Dividends Securities Fund		Franklin Small Cap Value Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	366	53	1,942	94	435	53
Transfers between funds	(205)	(1,578)	(593)	(3,581)	(363)	(2,224)
Surrenders and terminations	(352)	(515)	(1,075)	(1,448)	(525)	(752)
Rescissions	(3)	(3)	(3)	(6)	(4)	(9)
Bonus	1	1	1	-	-	1
Contract Maintenance Charges	(2)	(2)	(6)	(5)	(3)	(2)
Total Net Contract Transactions	(195)	(2,044)	266	(4,946)	(460)	(2,933)

	Franklin Small-Mid Cap Growth Securities Fund		Franklin Templeton VIP Founding Funds Allocation Fund		Franklin U.S. Government Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,324	73	4,617	17,286	2,805	1,843
Transfers between funds	(533)	(1,565)	34	(1,115)	153	57
Surrenders and terminations	(732)	(903)	(623)	(458)	(2,065)	(2,040)
Rescissions	(3)	(4)	(292)	(582)	(115)	(79)
Bonus	1	2	19	169	22	18
Contract Maintenance Charges	(4)	(4)	(7)	(2)	(6)	(5)
Total Net Contract Transactions	53	(2,401)	3,748	15,298	794	(206)

	Franklin Zero Coupon Fund 2010		J.P. Morgan International Opportunities Portfolio		J.P. Morgan U.S. Large Cap Core Equity Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	562	387	-	-	-	-
Transfers between funds	(618)	562	(25)	(11)	(49)	-
Surrenders and terminations	(272)	(315)	(1)	(4)	(5)	(11)
Rescissions	(55)	(21)	-	-	-	-
Bonus	6	3	-	-	-	-
Contract Maintenance Charges	(1)	(1)	-	-	-	-
Total Net Contract Transactions	(378)	615	(26)	(15)	(54)	(11)

 (Continued)

103

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	JPMIT International Equity Fund		JPMorgan Insurance Trust U.S. Equity Portfolio		Jennison 20/20 Focus Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	-	-	-	41
Transfers between funds	17	-	27	-	-	(6,298)
Surrenders and terminations	(1)	-	(1)	-	-	(395)
Rescissions	-	-	-	-	-	(2)
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	(1)
Total Net Contract Transactions	16	-	26	-	-	(6,655)

	Mutual Global Discovery Securities Fund		Mutual Shares Securities Fund		OpCap Mid Cap Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	5,080	3,730	7,663	5,542	1,355	2,069
Transfers between funds	(1,014)	(9,111)	(2,967)	(16,040)	446	287
Surrenders and terminations	(2,751)	(2,135)	(4,055)	(3,744)	(264)	(196)
Rescissions	(104)	(176)	(109)	(264)	(52)	(77)
Bonus	11	39	16	50	8	24
Contract Maintenance Charges	(10)	(8)	(18)	(13)	(2)	(1)
Total Net Contract Transactions	1,212	(7,661)	530	(14,469)	1,491	2,106

	Oppenheimer Global Securities Fund/VA		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	93	75	49	12	287	110
Transfers between funds	(682)	(3,073)	398	1,578	(407)	(2,706)
Surrenders and terminations	(861)	(1,343)	(245)	(244)	(729)	(1,312)
Rescissions	(5)	(5)	(1)	-	(7)	(12)
Bonus	1	1	1	-	1	1
Contract Maintenance Charges	(5)	(4)	(1)	(1)	(5)	(5)
Total Net Contract Transactions	(1,459)	(4,349)	201	1,345	(860)	(3,924)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Commodity RealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4,341	2,990	2,308	4,447	1,402	1,225
Transfers between funds	953	(4,833)	2,602	(36)	1,555	(1,318)
Surrenders and terminations	(878)	(1,001)	(822)	(895)	(263)	(262)
Rescissions	(130)	(69)	(104)	(155)	(49)	(30)
Bonus	28	44	16	60	12	16
Contract Maintenance Charges	(4)	(3)	(6)	(3)	(1)	(1)
Total Net Contract Transactions	4,310	(2,872)	3,994	3,418	2,656	(370)

 (Continued)

104

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	PIMCO VIT Global Bond Portfolio		PIMCO VIT Global Multi-Asset Portfolio		PIMCO VIT High Yield Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	1,565	2,732	583	-	2,421	1,218
Transfers between funds	114	220	507	-	2,905	(3,281)
Surrenders and terminations	(565)	(691)	(2)	-	(771)	(1,091)
Rescissions	(52)	(115)	(4)	-	(87)	(45)
Bonus	10	27	8	-	15	13
Contract Maintenance Charges	(2)	(2)	-	-	(4)	(3)
Total Net Contract Transactions	1,070	2,171	1,092	-	4,479	(3,189)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Growth and Income Portfolio		PIMCO VIT Total Return Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	3,747	4,365	16	12	11,803	5,955
Transfers between funds	2,727	(3,787)	(1,176)	(194)	9,146	(3,342)
Surrenders and terminations	(1,684)	(1,782)	(97)	(259)	(4,526)	(3,978)
Rescissions	(177)	(167)	-	(3)	(334)	(191)
Bonus	30	60	-	-	59	77
Contract Maintenance Charges	(8)	(6)	(1)	(1)	(13)	(10)
Total Net Contract Transactions	4,635	(1,317)	(1,258)	(445)	16,135	(1,489)

	Seligman Global Technology Portfolio		Seligman Small-Cap Value Portfolio		SP International Growth Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	4	-	28	30	36	27
Transfers between funds	(13)	(12)	(154)	(888)	(53)	(981)
Surrenders and terminations	(33)	(26)	(308)	(471)	(140)	(214)
Rescissions	-	-	(1)	-	(2)	(11)
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	(2)	(2)	(1)	(1)
Total Net Contract Transactions	(42)	(38)	(437)	(1,331)	(160)	(1,180)

	SP Strategic Partners Focused Growth Portfolio		Templeton Global Asset Allocation Fund		Templeton Developing Markets Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	10	39	706	-	-	129
Transfers between funds	42	(1,008)	(20)	(18)	-	(12,151)
Surrenders and terminations	(192)	(284)	(107)	(30)	-	(817)
Rescissions	(2)	-	-	-	-	(18)
Bonus	-	1	-	-	-	1
Contract Maintenance Charges	(1)	(1)	-	-	-	(3)
Total Net Contract Transactions	(143)	(1,253)	579	(48)	-	(12,859)

 (Continued)

105

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Templeton Foreign Securities Fund		Templeton Global Bond Securities Fund		Templeton Growth Securities Fund
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	2,094	108	1,329	1,509	5,102	3,480
Transfers between funds	(662)	(2,359)	1,417	196	(1,837)	(9,449)
Surrenders and terminations	(1,014)	(1,315)	(364)	(325)	(2,428)	(2,161)
Rescissions	(5)	(4)	(60)	(44)	(62)	(142)
Bonus	1	1	10	15	5	31
Contract Maintenance Charges	(6)	(5)	(2)	(1)	(13)	(10)
Total Net Contract Transactions	408	(3,574)	2,330	1,350	767	(8,251)

	Van Kampen LIT Capital Growth Portfolio		Van Kampen LIT Enterprise Portfolio		Van Kampen LIT Growth and Income Portfolio
	2009	2008	2009	2008	2009	2008
Contract Transactions
Purchase payments	-	-	-	-	-	-
Transfers between funds	(15)	(48)	(16)	(2)	(13)	(1)
Surrenders and terminations	(33)	(87)	-	(2)	(11)	(3)
Rescissions	-	-	-	-	-	-
Bonus	-	-	-	-	-	-
Contract Maintenance Charges	-	-	-	-	-	-
Total Net Contract Transactions	(48)	(135)	(16)	(4)	(24)	(4)

	Total All Funds
	2009	2008
Contract Transactions
Purchase payments	299,317	270,756
Transfers between funds	(59,892)	(244,098)
Surrenders and terminations	(88,378)	(100,530)
Rescissions	(9,548)	(8,714)
Bonus	2,048	3,065
Contract Maintenance Charges	(484)	(334)
Total Net Contract Transactions	143,063	(79,855)

 (Continued)

106

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

6.       FINANCIAL HIGHLIGHTS

A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, is as follows:
	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AIM V.I. Capital Appreciation Fund
2009	847	$5.09	to	$5.85	4,645	0.62%	1.15%	to	2.55%	18.03%	to	19.69%
2008	981	$4.31	to	$4.89	4,594	0.00%	1.15%	to	2.55%	-43.94%	to	-43.15%
2007	1,132	$7.69	to	$8.60	9,390	0.00%	1.15%	to	2.55%	9.18%	to	10.73%
2006	1,568	$7.05	to	$7.77	11,798	0.05%	1.15%	to	2.55%	3.63%	to	5.09%
2005	762	$6.80	to	$7.39	5,430	0.05%	1.15%	to	2.55%	6.10%	to	7.59%
AIM V.I. Core Equity Fund
2009	312	$9.68	to	$10.20	3,117	1.79%	1.15%	to	2.55%	25.07%	to	26.83%
2008	364	$7.74	to	$8.04	2,884	2.01%	1.15%	to	2.55%	-31.90%	to	-30.94%
2007	451	$11.37	to	$11.64	5,199	1.02%	1.15%	to	2.55%	5.38%	to	6.87%
2006	609	$10.85	to	$10.95	6,644	1.59%	1.15%	to	2.55%	9.03%	to	9.56%
2005	1,110	$6.41	to	$6.97	7,473	0.79%	1.15%	to	2.55%	3.00%	to	4.45%
AIM V.I. International Growth Fund
2009	143	$9.04	to	$10.19	1,381	1.48%	1.15%	to	2.55%	31.84%	to	33.70%
2008	168	$6.85	to	$7.62	1,221	0.54%	1.15%	to	2.55%	-41.88%	to	-41.06%
2007	202	$11.76	to	$12.93	2,493	0.37%	1.15%	to	2.55%	11.82%	to	13.40%
2006	275	$10.45	to	$11.51	3,037	0.98%	1.15%	to	2.55%	25.01%	to	26.77%
2005	326	$8.28	to	$8.99	2,826	0.65%	1.15%	to	2.55%	14.97%	to	16.58%
Alger American Capital Appreciation Portfolio
2009	241	$9.24	to	$9.77	2,227	0.00%	1.15%	to	2.55%	47.30%	to	49.37%
2008	266	$6.23	to	$6.56	1,750	0.00%	1.15%	to	2.55%	-46.52%	to	-45.76%
2007	318	$11.58	to	$12.11	3,881	0.00%	1.15%	to	2.55%	30.15%	to	32.00%
2006	380	$8.44	to	$9.33	3,523	0.00%	1.15%	to	2.55%	16.27%	to	17.90%
2005	461	$7.55	to	$7.81	3,627	0.00%	1.35%	to	1.90%	12.30%	to	12.92%
Alger American LargeCap Growth Portfolio
2009	491	$6.95	to	$7.65	3,662	0.67%	1.15%	to	2.55%	43.86%	to	45.88%
2008	536	$4.74	to	$5.38	2,797	0.22%	1.15%	to	2.55%	-47.51%	to	-46.77%
2007	644	$9.02	to	$10.11	6,352	0.35%	1.15%	to	2.55%	16.91%	to	18.57%
2006	852	$7.72	to	$8.53	7,105	0.13%	1.15%	to	2.55%	2.51%	to	3.95%
2005	1,088	$7.53	to	$8.20	8,756	0.24%	1.15%	to	2.35%	9.44%	to	10.76%
Alger American MidCap Growth Portfolio
2009	360	$9.37	to	$10.77	3,661	0.00%	1.15%	to	2.55%	47.88%	to	49.97%
2008	431	$6.34	to	$7.18	2,941	0.17%	1.15%	to	2.55%	-59.41%	to	-58.83%
2007	537	$15.62	to	$17.45	8,955	0.00%	1.15%	to	2.55%	28.23%	to	30.05%
2006	732	$12.18	to	$13.42	9,429	0.00%	1.15%	to	2.55%	7.38%	to	8.88%
2005	944	$11.34	to	$12.32	11,240	0.00%	1.15%	to	2.55%	7.07%	to	8.57%

 (Continued)

107

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger American SmallCap Growth Portfolio
2009	88	$6.34	to	$7.14	609	0.00%	1.15%	to	2.55%	41.84%	to	43.84%
2008	99	$4.47	to	$4.98	479	0.00%	1.15%	to	2.55%	-47.95%	to	-47.21%
2007	117	$8.59	to	$9.60	1,076	0.00%	1.15%	to	2.55%	14.27%	to	15.89%
2006	128	$7.52	to	$8.28	1,018	0.00%	1.15%	to	2.55%	17.00%	to	18.65%
2005	164	$6.42	to	$6.98	1,108	0.00%	1.15%	to	2.55%	13.95%	to	15.55%
AZL AIM International Equity Fund
2009	22,266	$13.30	to	$15.56	316,324	1.61%	1.00%	to	3.15%	30.16%	to	32.99%
2008	12,283	$10.31	to	$11.63	133,883	0.47%	1.00%	to	3.00%	-43.24%	to	-42.09%
2007	15,677	$18.42	to	$20.11	300,838	0.53%	1.00%	to	2.95%	11.27%	to	13.48%
2006	12,836	$16.51	to	$17.88	219,438	0.22%	1.00%	to	2.70%	13.31%	to	23.67%
2005	8,473	$13.35	to	$14.13	116,487	0.25%	1.15%	to	2.70%	13.27%	to	15.04%
AZL Allianz Global Investors Select Fund
20096	278	$10.17	to	$10.21	2,830	1.60%	1.15%	to	3.15%	1.73%	to	2.11%
AZL Balanced Index Strategy Fund
20096	12,957	$10.00	to	$10.04	129,820	0.00%	1.00%	to	3.15%	0.87%	to	1.28%
AZL BlackRock Capital Appreciation Fund
2009	30,874	$10.15	to	$11.17	326,427	0.00%	1.00%	to	3.15%	31.25%	to	34.11%
2008	5,342	$7.76	to	$8.30	42,814	0.00%	1.00%	to	3.00%	-38.26%	to	-37.01%
2007	4,666	$12.70	to	$13.16	60,239	0.00%	1.00%	to	2.95%	7.68%	to	9.81%
2006	4,061	$11.75	to	$12.07	48,235	0.00%	1.00%	to	2.60%	-1.03%	to	9.57%
20051	3,038	$11.87	to	$11.97	36,245	0.00%	1.40%	to	2.60%	18.74%	to	19.68%
AZL Columbia Mid Cap Value Fund
2009	9,377	$5.97	to	$6.42	57,894	0.84%	1.00%	to	3.15%	28.20%	to	30.99%
2008	5,241	$4.66	to	$4.90	25,031	0.56%	1.00%	to	3.00%	-53.57%	to	-52.63%
2007	3,891	$10.11	to	$10.36	39,787	0.01%	1.00%	to	2.95%	0.82%	to	2.82%
2006	1,876	$10.00	to	$10.10	18,837	0.61%	1.00%	to	2.60%	10.18%	to	10.79%
AZL Columbia Small Cap Value Fund
2009	5,019	$7.10	to	$10.42	48,201	0.28%	1.00%	to	3.15%	20.83%	to	23.45%
2008	4,359	$5.77	to	$8.43	34,886	0.60%	1.00%	to	3.00%	-34.10%	to	-32.77%
2007	4,688	$11.86	to	$12.55	57,106	0.25%	1.00%	to	2.95%	-10.92%	to	-9.16%
2006	5,250	$13.28	to	$13.90	71,186	0.07%	1.00%	to	2.70%	10.39%	to	12.01%
2005	4,551	$12.03	to	$12.29	55,521	0.00%	1.40%	to	2.70%	0.64%	to	1.96%
AZL Davis NY Venture Fund
2009	41,658	$8.96	to	$10.64	401,845	0.79%	1.00%	to	3.15%	27.74%	to	30.52%
2008	43,169	$7.12	to	$8.10	326,971	0.94%	1.00%	to	3.00%	-42.26%	to	-41.10%
2007	30,063	$12.51	to	$13.77	395,443	0.44%	1.00%	to	2.95%	1.11%	to	3.11%
2006	30,217	$12.34	to	$13.47	389,221	0.29%	1.00%	to	2.70%	9.24%	to	10.88%
2005	23,999	$11.13	to	$11.87	276,557	0.13%	1.15%	to	2.70%	6.77%	to	8.43%
AZL Dreyfus Equity Growth Fund
2009	18,168	$7.67	to	$9.00	150,833	0.51%	1.00%	to	3.15%	30.58%	to	33.42%
2008	19,264	$5.92	to	$6.75	121,848	0.29%	1.00%	to	3.00%	-43.36%	to	-42.21%
2007	25,805	$10.64	to	$11.71	287,472	0.06%	1.00%	to	2.95%	5.57%	to	7.67%
2006	11,304	$10.05	to	$10.97	118,436	0.00%	1.00%	to	2.70%	9.93%	to	10.63%
2005	9,188	$9.14	to	$9.75	86,799	0.28%	1.15%	to	2.70%	1.78%	to	3.37%

 (Continued)

108

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Eaton Vance Large Cap Value Fund
2009	29,313	$8.43	to	$10.02	266,260	3.12%	1.00%	to	3.15%	22.61%	to	25.27%
2008	31,962	$6.92	to	$7.94	236,303	2.04%	1.00%	to	3.00%	-38.08%	to	-36.82%
2007	47,291	$11.36	to	$12.59	564,367	1.45%	1.00%	to	2.95%	-5.08%	to	-3.20%
2006	42,375	$11.93	to	$13.14	528,044	1.04%	1.00%	to	2.70%	9.38%	to	12.69%
2005	43,085	$10.59	to	$11.39	473,191	0.41%	1.15%	to	2.70%	1.16%	to	2.74%
AZL Franklin Small Cap Value Fund
2009	12,961	$13.14	to	$15.06	180,301	1.76%	1.00%	to	3.15%	26.56%	to	29.32%
2008	12,991	$10.43	to	$11.59	142,496	1.14%	1.00%	to	3.00%	-35.69%	to	-34.39%
2007	16,613	$16.45	to	$17.69	282,993	0.50%	1.00%	to	2.95%	-7.17%	to	-5.33%
2006	17,997	$17.68	to	$18.82	327,285	0.28%	1.00%	to	2.70%	10.54%	to	12.35%
2005	14,272	$15.74	to	$16.29	229,386	0.54%	1.40%	to	2.70%	4.19%	to	5.55%
AZL Franklin Templeton Founding Strategy Plus Fund
20096	981	$10.19	to	$10.22	54,234	0.47%	1.15%	to	3.15%	1.84%	to	2.23%
AZL Fusion Balanced Fund
2009	53,281	$10.01	to	$11.01	558,063	2.03%	1.00%	to	3.15%	22.78%	to	25.45%
2008	33,864	$8.18	to	$8.75	286,477	2.37%	1.00%	to	3.00%	-29.59%	to	-28.17%
2007	29,873	$11.74	to	$12.20	357,955	1.37%	1.00%	to	2.95%	3.98%	to	6.04%
2006	23,672	$11.25	to	$11.55	269,515	0.33%	1.00%	to	2.60%	6.68%	to	6.82%
20051	10,884	$10.54	to	$10.63	115,359	0.00%	1.40%	to	2.60%	5.47%	to	6.31%
AZL Fusion Conservative Fund
20096	576	$10.13	to	$10.15	5,844	2.27%	1.15%	to	3.15%	1.21%	to	1.59%
AZL Fusion Growth Fund
2009	82,691	$9.29	to	$10.22	797,026	2.21%	1.00%	to	3.15%	28.10%	to	30.88%
2008	81,307	$7.27	to	$7.79	610,094	1.49%	1.00%	to	3.00%	-40.75%	to	-39.55%
2007	87,486	$12.41	to	$12.90	1,103,016	0.48%	1.00%	to	2.95%	2.66%	to	4.70%
2006	72,625	$12.04	to	$12.37	883,579	0.07%	1.00%	to	2.60%	9.33%	to	10.05%
20051	30,467	$11.02	to	$11.11	337,345	0.00%	1.40%	to	2.60%	10.18%	to	11.06%
AZL Fusion Moderate Fund
2009	88,601	$9.67	to	$10.61	894,989	2.04%	1.00%	to	3.15%	25.73%	to	28.47%
2008	52,489	$7.75	to	$8.30	419,531	2.29%	1.00%	to	3.00%	-34.92%	to	-33.60%
2007	66,147	$12.00	to	$12.48	809,286	0.95%	1.00%	to	2.95%	3.43%	to	5.48%
2006	54,177	$11.57	to	$11.88	633,894	0.22%	1.00%	to	2.60%	7.88%	to	8.25%
20051	27,565	$10.72	to	$10.81	296,907	0.00%	1.40%	to	2.60%	7.24%	to	8.09%
AZL International Index Fund
20096	3,593	$9.73	to	$9.77	35,015	0.00%	1.00%	to	3.15%	-1.03%	to	-0.62%
AZL JPMorgan U.S. Equity Fund
2009	14,506	$9.39	to	$10.52	142,389	0.34%	1.00%	to	3.15%	29.57%	to	32.38%
2008	7,955	$7.28	to	$7.92	60,030	1.00%	1.00%	to	3.00%	-40.50%	to	-39.29%
2007	10,649	$12.34	to	$13.06	134,696	0.53%	1.00%	to	2.95%	0.76%	to	2.76%
2006	9,984	$12.21	to	$12.78	124,274	0.54%	1.00%	to	2.70%	8.92%	to	11.55%
2005	8,614	$10.95	to	$11.19	95,465	0.00%	1.40%	to	2.70%	2.65%	to	3.99%

 (Continued)

109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MFS Investors Trust Fund
2009	20,996	$12.11	to	$13.33	265,918	0.02%	1.00%	to	3.15%	47.10%	to	50.29%
2008	18,959	$8.28	to	$8.86	162,427	0.12%	1.00%	to	3.00%	-41.88%	to	-40.71%
2007	13,493	$14.36	to	$14.97	198,067	0.19%	1.00%	to	2.95%	7.50%	to	9.63%
2006	11,386	$13.35	to	$13.71	153,824	0.00%	1.00%	to	2.60%	9.90%	to	10.78%
20051	6,387	$12.15	to	$12.25	77,994	0.24%	1.40%	to	2.60%	21.50%	to	22.47%
AZL Moderate Index Strategy Fund
20096	16,310	$10.03	to	$10.07	163,917	0.00%	1.00%	to	3.15%	1.39%	to	1.80%
AZL Money Market Fund
2009	83,432	$9.34	to	$11.50	854,706	0.22%	1.00%	to	3.15%	-2.89%	to	-0.78%
2008	91,349	$9.74	to	$11.49	968,860	2.35%	1.00%	to	3.00%	-0.59%	to	1.42%
2007	53,522	$10.04	to	$11.35	576,147	4.71%	1.00%	to	2.95%	1.74%	to	3.75%
2006	37,014	$9.84	to	$11.07	387,308	4.42%	1.00%	to	2.70%	1.30%	to	1.67%
2005	30,862	$9.68	to	$10.61	314,957	2.56%	1.15%	to	2.70%	-0.15%	to	1.40%
AZL OCC Growth Fund
20096	52	$10.35	to	$10.38	3,399	0.06%	1.15%	to	3.15%	3.43%	to	3.82%
AZL OCC Opportunity Fund
2009	10,032	$11.93	to	$13.91	127,746	0.00%	1.00%	to	3.15%	53.20%	to	56.53%
2008	8,082	$7.83	to	$8.83	66,668	0.00%	1.00%	to	3.00%	-48.72%	to	-47.68%
2007	10,188	$15.49	to	$16.91	163,914	0.00%	1.00%	to	2.95%	5.70%	to	7.80%
2006	10,132	$14.61	to	$15.82	152,821	0.00%	1.00%	to	2.70%	8.71%	to	15.05%
2005	9,449	$13.44	to	$14.23	130,378	0.00%	1.15%	to	2.70%	2.29%	to	3.88%
AZL S&P 500 Index Fund
2009	52,875	$6.11	to	$7.57	386,786	0.39%	1.00%	to	3.15%	21.47%	to	24.11%
2008	30,497	$4.97	to	$6.10	183,421	0.00%	1.00%	to	3.00%	-39.47%	to	-38.24%
20073	2,772	$8.16	to	$9.90	27,330	2.43%	1.00%	to	2.95%	-2.20%	to	-0.91%
AZL Schroder Emerging Markets Equity Fund CL 1
2009	5,324	$10.80	to	$11.03	46,225	0.35%	1.40%	to	2.20%	68.70%	to	70.06%
2008	4,941	$6.40	to	$6.49	32,104	0.03%	1.40%	to	2.20%	-52.87%	to	-52.49%
20073	24	$13.59	to	$13.65	335	0.00%	1.40%	to	2.20%	20.41%	to	21.05%
AZL Schroder Emerging Markets Equity Fund CL 2
2009	26,629	$9.40	to	$10.95	279,662	0.20%	1.00%	to	3.15%	66.45%	to	70.07%
2008	23,473	$5.62	to	$6.43	146,807	0.16%	1.00%	to	3.00%	-53.31%	to	-52.37%
2007	12,698	$12.00	to	$13.51	169,313	0.01%	1.00%	to	2.95%	15.62%	to	29.01%
20062	4,421	$10.39	to	$10.50	46,128	0.19%	1.00%	to	2.60%	17.97%	to	18.63%
AZL Small Cap Stock Index Fund
2009	18,081	$7.47	to	$7.89	137,478	0.00%	1.00%	to	3.15%	20.97%	to	23.60%
2008	18,486	$6.18	to	$6.38	116,150	1.30%	1.00%	to	3.00%	-32.99%	to	-31.63%
20073	1,245	$9.25	to	$9.34	11,585	1.09%	1.00%	to	2.95%	-7.67%	to	-6.45%
AZL Turner Quantitative Small Cap Growth Fund
2009	3,048	$8.56	to	$9.35	27,136	0.00%	1.00%	to	3.15%	27.32%	to	30.09%
2008	2,581	$6.74	to	$7.20	17,898	0.00%	1.00%	to	3.00%	-45.03%	to	-43.91%
2007	2,653	$12.37	to	$12.86	33,333	0.00%	1.00%	to	2.95%	2.97%	to	5.01%
2006	2,943	$11.97	to	$12.29	35,591	0.00%	1.00%	to	2.60%	8.46%	to	13.97%
20051	1,890	$11.04	to	$11.12	20,959	0.00%	1.40%	to	2.60%	10.38%	to	11.26%

 (Continued)

110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Van Kampen Equity and Income Fund
2009	21,215	$10.56	to	$11.83	234,086	2.39%	1.00%	to	3.15%	19.04%	to	21.63%
2008	14,294	$8.95	to	$9.74	133,400	2.66%	1.00%	to	3.00%	-26.17%	to	-24.68%
2007	19,186	$12.23	to	$12.95	242,363	1.55%	1.00%	to	2.95%	0.05%	to	2.03%
2006	17,873	$12.20	to	$12.76	223,287	1.02%	1.00%	to	2.70%	7.23%	to	9.53%
2005	14,278	$11.14	to	$11.38	161,504	0.00%	1.40%	to	2.70%	3.91%	to	5.27%
AZL Van Kampen Global Real Estate Fund
2009	8,690	$7.53	to	$8.09	67,671	1.37%	1.00%	to	3.15%	35.84%	to	38.80%
2008	7,936	$5.55	to	$5.84	45,174	1.84%	1.00%	to	3.00%	-47.44%	to	-46.37%
2007	7,887	$10.64	to	$10.90	84,856	0.49%	1.00%	to	2.95%	-11.35%	to	-9.59%
20062	5,248	$11.96	to	$12.08	63,019	1.20%	1.00%	to	2.60%	18.32%	to	18.98%
AZL Van Kampen Growth and Income Fund
2009	16,633	$9.95	to	$11.84	179,126	2.50%	1.00%	to	3.15%	19.81%	to	22.41%
2008	17,428	$8.37	to	$9.65	156,857	2.14%	1.00%	to	3.00%	-34.85%	to	-33.53%
2007	23,437	$13.10	to	$14.53	323,375	1.23%	1.00%	to	2.95%	-0.36%	to	1.62%
2006	26,601	$13.12	to	$14.44	364,766	0.82%	1.00%	to	2.70%	9.56%	to	12.82%
2005	25,803	$11.63	to	$12.50	311,483	0.35%	1.15%	to	2.70%	6.33%	to	7.99%
AZL Van Kampen International Equity Fund
2009	21,766	$15.16	to	$17.33	349,516	7.43%	1.00%	to	3.15%	22.40%	to	25.06%
2008	15,447	$12.45	to	$13.83	202,363	2.02%	1.00%	to	3.00%	-30.68%	to	-29.28%
2007	21,519	$18.22	to	$19.59	406,292	0.00%	1.00%	to	2.95%	6.61%	to	8.72%
2006	22,029	$17.05	to	$18.14	386,210	1.55%	1.00%	to	2.70%	7.55%	to	18.03%
2005	17,131	$14.44	to	$14.95	252,646	0.00%	1.40%	to	2.70%	8.68%	to	10.10%
AZL Van Kampen Mid Cap Growth Fund
2009	25,366	$10.98	to	$13.12	302,330	0.00%	1.00%	to	3.15%	52.77%	to	56.10%
2008	23,754	$7.27	to	$8.38	184,718	0.30%	1.00%	to	3.00%	-50.04%	to	-49.03%
2007	29,896	$14.85	to	$16.47	464,770	0.03%	1.00%	to	2.95%	18.62%	to	20.97%
2006	18,548	$12.49	to	$13.75	241,109	0.00%	1.00%	to	2.70%	6.31%	to	13.18%
2005	16,140	$11.74	to	$12.63	196,210	0.00%	1.15%	to	2.70%	14.42%	to	16.20%
BlackRock Global Allocations V.I. Fund
2009	63,930	$9.17	to	$16.27	595,355	2.48%	1.15%	to	3.15%	17.17%	to	19.53%
20084	15,938	$7.83	to	$13.67	129,553	5.77%	1.15%	to	3.00%	-21.81%	to	-20.83%
Davis VA Financial Portfolio
2009	7,052	$9.90	to	$12.07	76,038	0.86%	1.00%	to	3.15%	36.80%	to	39.77%
2008	6,185	$7.29	to	$8.56	48,716	0.00%	1.00%	to	3.00%	-47.95%	to	-46.90%
2007	6,470	$14.28	to	$16.15	97,925	0.97%	1.00%	to	2.95%	-8.79%	to	-6.99%
2006	7,986	$15.62	to	$17.57	131,469	0.66%	1.00%	to	2.70%	13.42%	to	15.36%
2005	7,369	$13.54	to	$14.84	104,401	0.52%	1.15%	to	2.70%	5.50%	to	7.15%
Davis VA Real Estate Portfolio
2009	32	$18.05	to	$20.23	635	2.77%	1.15%	to	2.55%	28.41%	to	30.22%
2008	45	$14.05	to	$15.57	684	1.66%	1.15%	to	2.55%	-48.25%	to	-47.52%
2007	55	$27.16	to	$29.75	1,605	3.41%	1.15%	to	2.55%	-17.62%	to	-16.45%
2006	71	$32.97	to	$36.32	2,483	2.95%	1.15%	to	2.55%	31.00%	to	32.84%
2005	97	$25.17	to	$26.94	2,565	3.15%	1.40%	to	2.55%	10.29%	to	11.56%

 (Continued)

111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Davis VA Value Portfolio
2009	7,213	$9.54	to	$11.12	73,314	0.86%	1.15%	to	2.70%	27.66%	to	29.66%
2008	8,426	$7.47	to	$8.58	67,417	0.84%	1.15%	to	2.70%	-41.92%	to	-41.01%
2007	12,127	$12.86	to	$14.54	166,627	1.04%	1.15%	to	2.70%	1.84%	to	3.43%
2006	14,707	$12.63	to	$14.06	196,912	0.75%	1.15%	to	2.70%	11.95%	to	13.69%
2005	16,693	$11.28	to	$12.37	197,991	0.95%	1.15%	to	2.70%	6.54%	to	8.20%
Franklin Growth and Income Securities Fund
2009	11,581	$22.29	to	$30.77	224,555	5.10%	1.00%	to	2.70%	23.18%	to	25.30%
2008	9,292	$18.10	to	$24.59	210,956	3.47%	1.00%	to	2.70%	-36.88%	to	-35.79%
2007	12,181	$28.67	to	$38.36	439,537	2.39%	1.00%	to	2.70%	-6.29%	to	-4.67%
2006	14,586	$30.60	to	$40.54	555,540	2.51%	1.00%	to	2.70%	9.40%	to	13.65%
2005	16,366	$26.92	to	$34.92	543,927	2.72%	1.15%	to	2.70%	0.76%	to	2.33%
Franklin High Income Securities Fund
2009	9,297	$18.70	to	$28.43	211,406	6.80%	1.00%	to	3.15%	38.27%	to	41.28%
2008	6,104	$14.08	to	$20.15	107,397	10.38%	1.00%	to	3.00%	-25.65%	to	-24.14%
2007	8,121	$19.89	to	$26.61	194,157	6.81%	1.00%	to	2.95%	-0.19%	to	1.69%
2006	9,155	$19.89	to	$26.29	217,690	6.24%	1.00%	to	2.70%	5.18%	to	6.46%
2005	9,108	$18.69	to	$24.24	203,114	5.98%	1.15%	to	2.70%	0.57%	to	2.29%
Franklin Income Securities Fund
2009	21,911	$31.50	to	$47.37	762,870	8.18%	1.00%	to	3.15%	31.39%	to	34.25%
2008	20,324	$24.44	to	$35.34	633,722	5.67%	1.00%	to	3.00%	-31.74%	to	-30.36%
2007	26,714	$37.99	to	$50.82	1,236,149	3.51%	1.00%	to	2.95%	0.83%	to	2.72%
2006	24,645	$37.62	to	$49.71	1,124,778	3.48%	1.00%	to	2.70%	7.12%	to	15.10%
2005	20,445	$32.68	to	$42.39	811,292	3.53%	1.15%	to	2.70%	-1.10%	to	0.45%
Franklin Large Cap Growth Securities Fund
2009	11,029	$14.58	to	$18.02	141,641	1.51%	1.00%	to	2.70%	26.28%	to	28.44%
2008	9,914	$11.54	to	$14.05	128,233	1.42%	1.00%	to	2.70%	-36.28%	to	-35.18%
2007	14,370	$18.12	to	$21.71	293,997	0.81%	1.00%	to	2.70%	3.39%	to	5.17%
2006	17,410	$17.52	to	$21.01	341,776	0.81%	1.00%	to	2.70%	7.95%	to	9.49%
2005	19,427	$16.23	to	$18.86	350,975	0.64%	1.15%	to	2.70%	-1.63%	to	-0.09%
Franklin Real Estate Fund
2009	3,931	$27.26	to	$37.63	116,520	12.82%	1.15%	to	2.70%	15.91%	to	17.75%
2008	4,126	$23.52	to	$31.96	114,219	1.18%	1.15%	to	2.70%	-43.93%	to	-43.03%
2007	6,170	$41.95	to	$56.12	306,481	2.40%	1.15%	to	2.70%	-22.98%	to	-21.76%
2006	8,543	$54.47	to	$71.74	548,475	1.99%	1.15%	to	2.70%	17.38%	to	19.21%
2005	9,882	$46.40	to	$60.18	537,862	1.44%	1.15%	to	2.70%	10.46%	to	12.18%
Franklin Rising Dividends Securities Fund
2009	10,849	$24.44	to	$32.12	262,333	1.59%	1.15%	to	2.70%	14.22%	to	16.04%
2008	10,583	$21.40	to	$27.69	265,219	1.97%	1.15%	to	2.70%	-29.05%	to	-27.93%
2007	15,529	$30.16	to	$38.42	549,522	2.48%	1.15%	to	2.70%	-5.29%	to	-3.78%
2006	19,516	$31.84	to	$39.95	722,650	1.12%	1.15%	to	2.70%	14.01%	to	15.79%
2005	21,765	$27.93	to	$34.50	701,663	0.95%	1.15%	to	2.70%	0.68%	to	2.25%

 (Continued)

112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Franklin Small Cap Value Securities Fund
2009	5,229	$13.07	to	$15.66	68,848	1.71%	1.15%	to	2.70%	25.72%	to	27.74%
2008	5,689	$10.40	to	$12.27	64,002	1.22%	1.15%	to	2.70%	-34.81%	to	-33.78%
2007	8,622	$15.95	to	$18.53	149,192	0.70%	1.15%	to	2.70%	-4.99%	to	-3.50%
2006	11,149	$16.78	to	$19.20	201,830	0.65%	1.15%	to	2.70%	13.87%	to	15.65%
2005	13,411	$14.74	to	$16.60	211,689	0.81%	1.15%	to	2.70%	5.88%	to	7.53%
Franklin Small-Mid Cap Growth Securities Fund
2009	7,513	$16.91	to	$20.99	123,720	0.00%	1.15%	to	2.70%	39.75%	to	41.95%
2008	7,460	$12.10	to	$14.79	102,678	0.00%	1.15%	to	2.70%	-44.03%	to	-43.15%
2007	9,861	$21.62	to	$26.02	242,499	0.00%	1.15%	to	2.70%	8.26%	to	9.96%
2006	11,991	$19.97	to	$23.66	269,950	0.00%	1.15%	to	2.70%	5.81%	to	7.45%
2005	14,051	$18.87	to	$22.02	296,641	0.00%	1.15%	to	2.70%	2.00%	to	3.63%
Franklin Templeton VIP Founding Funds Allocation Fund
2009	23,594	$7.21	to	$7.56	173,591	2.69%	1.00%	to	3.15%	26.21%	to	28.95%
2008	19,846	$5.71	to	$5.87	114,681	3.51%	1.00%	to	3.00%	-37.77%	to	-36.51%
20073	4,548	$9.19	to	$9.26	41,977	0.00%	1.00%	to	2.95%	-8.25%	to	-7.36%
Franklin U.S. Government Fund
2009	17,911	$19.63	to	$29.69	450,582	3.84%	1.00%	to	3.15%	-0.10%	to	2.07%
2008	17,117	$20.45	to	$29.14	438,305	4.83%	1.00%	to	3.00%	4.40%	to	6.52%
2007	17,323	$20.48	to	$27.40	429,720	4.94%	1.00%	to	2.95%	2.32%	to	5.54%
2006	19,375	$19.74	to	$26.07	459,275	4.44%	1.00%	to	2.70%	1.25%	to	1.85%
2005	21,379	$19.49	to	$25.28	497,400	4.33%	1.15%	to	2.70%	-0.32%	to	1.24%
Franklin Zero Coupon Fund 2010
2009	2,688	$29.16	to	$44.21	95,054	4.41%	1.00%	to	3.15%	-2.67%	to	-0.56%
2008	3,066	$30.86	to	$44.52	116,167	4.54%	1.00%	to	3.00%	4.31%	to	6.42%
2007	2,451	$31.32	to	$41.90	90,911	4.96%	1.00%	to	2.95%	5.45%	to	7.54%
2006	2,533	$29.63	to	$40.08	88,620	3.96%	1.00%	to	2.70%	-0.02%	to	1.26%
2005	2,783	$29.63	to	$38.43	96,876	4.24%	1.15%	to	2.70%	-1.16%	to	0.38%
JPMIT International Equity Fund
20095	16	$13.88	to	$13.93	228	1.44%	1.15%	to	2.55%	38.22%	to	39.56%
JPMorgan Insurance Trust U.S. Equity Portfolio
20095	26	$13.75	to	$13.82	357	0.00%	1.15%	to	2.55%	31.47%	to	32.74%
Mutual Global Discovery Securities Fund
2009	24,682	$20.46	to	$26.62	532,799	1.20%	1.00%	to	3.15%	19.49%	to	22.09%
2008	23,470	$17.32	to	$21.69	463,812	2.28%	1.00%	to	3.00%	-30.57%	to	-29.17%
2007	31,131	$25.83	to	$30.67	893,746	1.50%	1.00%	to	2.95%	8.58%	to	10.73%
2006	30,097	$23.70	to	$24.92	788,452	1.03%	1.00%	to	2.70%	9.77%	to	19.79%
2005	26,246	$19.81	to	$22.76	571,760	1.31%	1.15%	to	2.70%	12.89%	to	14.66%
Mutual Shares Securities Fund
2009	35,649	$14.88	to	$19.49	549,364	1.96%	1.00%	to	3.15%	22.14%	to	24.79%
2008	35,119	$12.33	to	$15.46	497,934	3.06%	1.00%	to	3.00%	-38.97%	to	-37.74%
2007	49,588	$20.91	to	$24.87	1,160,544	1.51%	1.00%	to	2.95%	0.45%	to	2.44%
2006	47,987	$20.76	to	$24.65	1,107,271	1.30%	1.00%	to	2.70%	9.03%	to	15.23%
2005	39,133	$18.02	to	$20.78	781,296	0.94%	1.15%	to	2.70%	7.62%	to	9.29%

 (Continued)

113

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
OpCap Mid Cap Portfolio
2009	6,561	$7.84	to	$22.72	53,180	0.67%	1.00%	to	3.15%	34.44%	to	37.36%
2008	5,070	$5.83	to	$6.13	30,318	0.40%	1.00%	to	3.00%	-43.40%	to	-42.26%
2007	2,964	$10.37	to	$10.61	31,117	0.15%	1.00%	to	2.95%	4.10%	to	6.16%
2006	1,451	$9.93	to	$10.04	14,483	0.00%	1.00%	to	2.60%	10.29%	to	10.90%
Oppenheimer Global Securities Fund/VA
2009	7,812	$11.22	to	$13.09	93,465	2.28%	1.15%	to	2.70%	36.05%	to	38.17%
2008	9,271	$8.25	to	$9.47	81,580	1.69%	1.15%	to	2.70%	-41.79%	to	-40.87%
2007	13,620	$14.17	to	$16.02	205,533	1.40%	1.15%	to	2.70%	3.47%	to	5.10%
2006	16,707	$13.70	to	$15.25	241,736	1.06%	1.15%	to	2.70%	14.56%	to	16.35%
2005	19,339	$11.95	to	$13.10	242,446	1.06%	1.15%	to	2.70%	11.27%	to	13.00%
Oppenheimer High Income Fund/VA
2009	3,916	$2.97	to	$3.46	12,389	0.00%	1.15%	to	2.70%	21.98%	to	23.88%
2008	3,715	$2.43	to	$2.79	9,566	7.21%	1.15%	to	2.70%	-79.24%	to	-78.92%
2007	2,370	$11.72	to	$13.25	29,717	7.52%	1.15%	to	2.70%	-2.78%	to	-1.25%
2006	2,977	$12.05	to	$13.42	38,259	7.81%	1.15%	to	2.70%	6.52%	to	8.18%
2005	3,291	$11.32	to	$12.40	39,330	6.94%	1.15%	to	2.70%	-0.40%	to	1.15%
Oppenheimer Main Street Fund/VA
2009	8,370	$7.42	to	$8.65	65,355	1.94%	1.15%	to	2.70%	24.87%	to	26.82%
2008	9,230	$5.94	to	$6.82	58,515	1.63%	1.15%	to	2.70%	-40.11%	to	-39.17%
2007	13,154	$9.92	to	$11.22	139,064	1.04%	1.15%	to	2.70%	1.63%	to	3.22%
2006	15,908	$9.76	to	$10.87	164,300	1.17%	1.15%	to	2.70%	11.97%	to	13.71%
2005	18,526	$8.72	to	$9.56	169,622	1.39%	1.15%	to	2.70%	3.16%	to	4.77%
PIMCO VIT All Asset Portfolio
2009	14,785	$11.67	to	$13.84	188,459	7.75%	1.00%	to	3.15%	17.80%	to	20.36%
2008	10,475	$9.97	to	$11.52	114,617	5.55%	1.00%	to	3.00%	-18.34%	to	-16.68%
2007	13,347	$12.67	to	$13.84	180,302	7.29%	1.00%	to	2.95%	5.27%	to	7.24%
2006	16,148	$12.40	to	$12.98	205,480	5.38%	1.00%	to	2.70%	1.59%	to	1.88%
2005	17,865	$12.18	to	$12.44	222,032	4.74%	1.40%	to	2.70%	3.41%	to	4.76%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2009	16,309	$9.13	to	$11.07	155,748	6.22%	1.00%	to	3.15%	37.14%	to	40.12%
2008	12,315	$6.70	to	$7.94	85,230	4.50%	1.00%	to	3.00%	-45.46%	to	-44.35%
2007	8,897	$12.41	to	$12.87	112,433	4.81%	1.00%	to	2.95%	19.64%	to	22.01%
2006	8,067	$10.34	to	$10.62	84,388	4.62%	1.00%	to	2.60%	-5.58%	to	-5.58%
20051	4,475	$10.95	to	$11.04	49,229	2.57%	1.40%	to	2.60%	9.31%	to	10.18%
PIMCO VIT Emerging Markets Bond Portfolio
2009	5,930	$12.28	to	$22.00	76,335	5.87%	1.00%	to	3.15%	26.54%	to	29.29%
2008	3,274	$9.77	to	$10.44	33,044	6.48%	1.00%	to	3.00%	-17.13%	to	-15.45%
2007	3,644	$11.90	to	$12.37	44,213	5.82%	1.00%	to	2.95%	2.73%	to	4.76%
2006	3,050	$11.54	to	$11.85	35,627	5.36%	1.00%	to	2.60%	5.08%	to	6.48%
20051	2,030	$10.84	to	$10.93	22,123	3.65%	1.40%	to	2.60%	8.32%	to	9.19%

 (Continued)

114

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	At December 31					For the years ended December 31
	Units Outstanding****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT Global Bond Portfolio
2009	8,649	$10.84	to	$16.73	98,030	3.13%	1.00%	to	3.15%	13.24%	to	15.70%
2008	7,579	$9.62	to	$14.54	75,572	3.31%	1.00%	to	3.00%	-3.78%	to	-1.84%
2007	5,408	$10.11	to	$10.51	55,781	3.33%	1.00%	to	2.95%	6.54%	to	8.65%
2006	3,080	$9.46	to	$9.71	29,522	3.33%	1.00%	to	2.60%	1.02%	to	1.97%
20051	1,350	$9.27	to	$9.35	12,591	1.98%	1.40%	to	2.60%	-7.18%	to	-6.43%
PIMCO VIT Global Multi-Asset Portfolio
20096	1,092	$9.98	to	$10.02	10,923	1.05%	1.15%	to	3.15%	0.37%	to	0.75%
PIMCO VIT High Yield Portfolio
2009	14,268	$12.55	to	$15.30	193,247	8.66%	1.00%	to	3.15%	36.08%	to	39.04%
2008	9,789	$9.25	to	$11.02	96,790	7.78%	1.00%	to	3.00%	-25.81%	to	-24.30%
2007	12,978	$12.43	to	$14.58	173,285	7.03%	1.00%	to	2.95%	0.59%	to	2.48%
2006	15,336	$12.34	to	$13.88	201,813	6.93%	1.00%	to	2.70%	4.88%	to	6.21%
2005	16,429	$11.62	to	$13.21	202,567	6.57%	1.15%	to	2.70%	1.36%	to	2.94%
PIMCO VIT Real Return Portfolio
2009	23,987	$11.73	to	$18.67	299,229	3.10%	1.00%	to	3.15%	14.72%	to	17.22%
2008	19,352	$10.31	to	$16.01	210,471	3.53%	1.00%	to	3.00%	-9.81%	to	-7.98%
2007	20,669	$11.55	to	$12.41	249,436	4.72%	1.00%	to	2.95%	7.43%	to	9.56%
2006	22,779	$10.72	to	$11.46	253,317	4.25%	1.00%	to	2.70%	-1.96%	to	-1.53%
2005	25,016	$10.94	to	$11.37	281,377	2.82%	1.40%	to	2.70%	-0.61%	to	0.68%
PIMCO VIT Total Return Portfolio
2009	50,292	$14.64	to	$17.86	779,577	5.15%	1.00%	to	3.15%	10.53%	to	12.94%
2008	34,157	$13.43	to	$15.85	492,177	4.47%	1.00%	to	3.00%	1.70%	to	3.76%
2007	35,646	$13.16	to	$15.29	505,831	4.85%	1.00%	to	2.95%	5.69%	to	7.67%
2006	37,062	$12.44	to	$13.99	492,340	4.44%	1.00%	to	2.70%	1.09%	to	1.62%
2005	36,408	$12.30	to	$13.85	474,744	3.44%	1.15%	to	2.70%	-0.27%	to	1.29%
Seligman Global Technology Portfolio
2009	240	$6.84	to	$7.33	1,700	0.00%	1.15%	to	2.55%	58.29%	to	60.52%
2008	282	$4.30	to	$4.58	1,245	0.00%	1.15%	to	2.55%	-41.76%	to	-40.93%
2007	320	$7.34	to	$7.76	2,408	0.00%	1.15%	to	2.55%	12.52%	to	14.12%
2006	446	$6.27	to	$6.91	2,954	0.00%	1.15%	to	2.55%	14.96%	to	16.58%
2005	537	$5.52	to	$5.86	3,070	0.00%	1.35%	to	2.35%	5.63%	to	6.69%
Seligman Small-Cap Value Portfolio
2009	2,904	$19.78	to	$23.07	61,488	0.00%	1.15%	to	2.70%	31.85%	to	33.91%
2008	3,341	$15.00	to	$17.23	53,475	0.00%	1.15%	to	2.70%	-41.15%	to	-40.23%
2007	4,672	$25.49	to	$28.82	126,765	0.00%	1.15%	to	2.70%	1.35%	to	2.95%
2006	6,020	$25.15	to	$28.00	159,979	0.00%	1.15%	to	2.70%	18.03%	to	19.86%
2005	7,502	$21.31	to	$23.36	167,646	9.61%	1.15%	to	2.70%	-6.53%	to	-5.07%
SP International Growth Portfolio
2009	1,666	$5.95	to	$6.84	10,271	1.31%	1.15%	to	2.70%	32.80%	to	34.88%
2008	1,826	$4.48	to	$5.07	8,551	1.45%	1.15%	to	2.70%	-51.81%	to	-51.05%
2007	3,006	$9.29	to	$10.37	29,477	0.45%	1.15%	to	2.70%	15.93%	to	17.76%
2006	2,608	$8.02	to	$8.80	21,901	1.58%	1.15%	to	2.70%	16.98%	to	18.80%
2005	2,982	$6.85	to	$7.41	21,271	0.24%	1.15%	to	2.70%	12.72%	to	14.47%

 (Continued)

115

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
SP Strategic Partners Focused Growth Portfolio
2009	2,033	$6.19	to	$7.12	13,247	0.00%	1.15%	to	2.70%	39.56%	to	41.74%
2008	2,176	$4.45	to	$5.02	10,121	0.00%	1.15%	to	2.70%	-40.18%	to	-39.25%
2007	3,429	$7.44	to	$8.26	26,746	0.00%	1.15%	to	2.70%	11.60%	to	13.36%
2006	4,431	$6.64	to	$7.29	30,769	0.00%	1.15%	to	2.70%	-3.74%	to	-2.24%
2005	5,876	$6.90	to	$7.46	42,142	0.00%	1.15%	to	2.70%	11.77%	to	13.52%
Templeton Global Asset Allocation Fund
2009	1,130	$20.67	to	$24.98	10,145	9.49%	1.15%	to	1.49%	20.18%	to	20.51%
2008	551	$17.17	to	$20.79	9,555	10.71%	1.15%	to	1.49%	-26.10%	to	-25.96%
2007	599	$23.23	to	$28.86	15,017	17.69%	1.15%	to	1.49%	8.53%	to	8.78%
2006	742	$21.37	to	$26.53	16,958	7.31%	1.15%	to	1.49%	19.60%	to	19.73%
2005	897	$17.87	to	$22.16	17,048	3.91%	1.15%	to	1.49%	2.17%	to	2.41%
Templeton Foreign Securities Fund
2009	10,934	$20.26	to	$27.23	223,268	3.62%	1.00%	to	2.70%	33.39%	to	35.68%
2008	10,526	$15.19	to	$19.75	192,585	2.58%	1.00%	to	2.70%	-41.97%	to	-40.97%
2007	14,100	$26.18	to	$33.50	443,786	2.13%	1.00%	to	2.70%	12.36%	to	14.30%
2006	16,562	$23.30	to	$30.02	459,162	1.33%	1.00%	to	2.70%	10.98%	to	18.22%
2005	17,208	$19.71	to	$24.44	402,655	1.25%	1.15%	to	2.70%	7.24%	to	8.94%
Templeton Global Bond Securities Fund
2009	6,355	$27.50	to	$42.17	221,537	13.84%	1.00%	to	3.15%	15.00%	to	17.50%
2008	4,025	$24.89	to	$35.86	124,761	3.84%	1.00%	to	3.00%	3.06%	to	5.15%
2007	2,675	$26.00	to	$34.15	84,083	1.99%	1.00%	to	2.95%	7.83%	to	9.96%
2006	909	$29.91	to	$31.13	27,726	3.17%	1.15%	to	1.49%	11.47%	to	11.48%
2005	1,092	$26.83	to	$27.92	29,837	6.41%	1.15%	to	1.49%	-4.37%	to	-4.18%
Templeton Growth Securities Fund
2009	22,893	$16.47	to	$22.59	399,185	3.28%	1.00%	to	3.15%	27.04%	to	29.80%
2008	22,126	$13.25	to	$17.43	351,451	1.93%	1.00%	to	3.00%	-44.03%	to	-42.90%
2007	30,377	$24.71	to	$30.58	870,214	1.41%	1.00%	to	2.95%	-0.64%	to	1.32%
2006	29,543	$24.80	to	$30.81	844,951	1.34%	1.00%	to	2.70%	11.80%	to	18.57%
2005	26,041	$20.92	to	$25.07	626,812	1.16%	1.15%	to	2.70%	5.97%	to	7.62%
Van Kampen LIT Capital Growth Portfolio
2009	279	$6.60	to	$7.45	1,979	0.00%	1.15%	to	2.55%	61.47%	to	63.75%
2008	327	$4.09	to	$4.55	1,424	0.19%	1.15%	to	2.55%	-50.40%	to	-49.70%
2007	462	$8.24	to	$9.04	4,019	0.00%	1.15%	to	2.55%	13.69%	to	15.30%
2006	685	$7.25	to	$7.84	5,196	0.00%	1.15%	to	2.55%	0.05%	to	1.45%
2005	863	$7.24	to	$7.73	6,486	0.01%	1.15%	to	2.55%	4.93%	to	6.41%
Van Kampen LIT Growth and Income Portfolio
2009	31	$13.24	to	$14.26	446	3.84%	1.15%	to	2.55%	21.24%	to	22.94%
2008	55	$10.85	to	$11.60	632	2.10%	1.15%	to	2.55%	-33.75%	to	-32.81%
2007	59	$16.27	to	$17.27	975	1.66%	1.15%	to	2.55%	0.20%	to	1.62%
2006	64	$15.42	to	$16.99	1,043	1.29%	1.15%	to	2.55%	13.32%	to	14.91%
2005	82	$14.15	to	$14.79	1,183	1.14%	1.15%	to	1.90%	7.92%	to	8.73%

 (Continued)

116

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2009

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as M&E and administrative charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Net Investment income ratios may be calculated by applying applicable expense ratios.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account. The total return does not include any expenses assessed through the redemption of units.Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.As the total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and is not annualized.

**** Units Outstanding excludes units for annuitized contracts and Seed Shares.Total Net Assets includes the net assets of the annuitized contracts and Seed Shares.Total net assets of annuitized contracts at December 31, 2009 and 2008 are $7,434 and $6,151, respectively.

1.           Period from May 2, 2005 (fund commencement) to December 31, 2005
2.           Period from May 2, 2006 (fund commencement) to December 31, 2006
3.           Period from May 1, 2007 (fund commencement) to December 31, 2007
4.           Period from May 1, 2008 (fund commencement) to December 31, 2008
5.           Period from April 23, 2009 (fund commencement) to December 31, 2009
6.           Period from October 23, 2009 (fund commencement) to December 31, 2009

7.       SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. No material subsequent events have occurred since December 31, 2009 that requires adjustment to the financial statements.

117

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are included in Part B hereof:
1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2009 and 2008
3.	Consolidated Statements of Operations – Years ended December 31, 2009, 2008, and 2007
4.	Consolidated Statements of Comprehensive Income – Years ended December 31, 2009, 2008, and 2007
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2009, 2008, and 2007
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2009, 2008, and 2007
7.	Notes to Consolidated Financial Statements – December 31, 2009, 2008, and 2007
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other Than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are included in Part B hereof:
1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2009
3.	Statements of Operations for the year ended December 31, 2009
4.	Statements of Changes in Net Assets for the year ended December 31, 2009 and 2008
5.	Notes to the Financial Statements – December 31, 2009
b.	Exhibits
1.	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1) incorporated by reference as exhibit EX-99.B1.
2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988.(2) incorporated by reference as exhibit EX-99.B3.a. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003.(8) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference(5) as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.	Individual Variable Annuity "Base" Contract-L40529(7) incorporated by reference as exhibit EX-99.B4.a.
	b.	Individual Variable Annuity "Bonus" Contract-L40530(7) incorporated by reference as exhibit EX-99.B4.b.
	c.	Schedule Pages-S40776 to S40783 combined(11) incorporated by reference as exhibit EX-99.B4.c.
	d.	Schedule Pages-S40776-01 to S40813 combined*
	e.	Schedule Pages-Investment Options-S40788,S40789, S40796 combined(11) incorporated by reference as exhibit EX-99.B4.d.
	f.	Schedule Pages-Investment Options-S40796-01 to S40805-DP combined*
	g.	Asset Allocation Rider-S40741(7) incorporated by reference as exhibit EX-99.B4.d.
	h.	Asset Allocation Rider-S40741-02 and S40766-02 combined*
	i.	Lifetime Plus Benefit Rider-S40742-02(11) incorporated by reference as exhibit EX-99.B4.f.
	j.	Lifetime Plus II Benefit Rider-S40761-01(11) incorporated by reference as exhibit EX-99.B4.g.
	k.	Lifetime Plus 10 Benefit Rider-S40795-02(11) incorporated by reference as exhibit EX-99.B4.h.
	l.	Income Protector (08.09) Rider-S40799*
	m.	Investment Protector (08.09) Rider-S40801*
	n.	Waiver of Withdrawal Charge Rider-S40749(7) incorporated by reference as exhibit EX-99.B4.f.
	o.	Quarterly Value Death Benefit Rider-S40743(7) incorporated by reference as exhibit EX-99.B4.g.
	p.	Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814*
	q.	Target Date Retirement Rider-F40766(9) incorporated by reference as exhibit EX-99.B4.j.
	r.	Target Benefit Asset Allocation Rider(9) incorporated by reference as exhibit EX-99.B4.k.
	s.	Inherited IRA/Roth IRA Endorsement-S40713(6) incorporated by reference as exhibit EX-99.B4.q.
	t.	Roth IRA Endorsement-S40342(6) incorporated by reference as exhibit EX-99.B4.l.
	u.	IRA Endorsement-S40014(3) incorporated by reference as exhibit EX-99.B4.g.
	v.	Unisex Endorsement-(S20146)(3) incorporated by reference as exhibit EX-99.B4.h.
	w.	Pension Plan and Profit Sharing Plan Endorsement-S20205(3) incorporated by reference as exhibit EX-99.B4.i.
	x.	403(b) Endorsement-S30072(4-99)(3) incorporated by reference as exhibit EX-99.B4.k.
5.	a.	Application for Ind. Var. Annuity Contract-F70031-01(11) incorporated by reference as exhibit EX-99.B5.a.
	b.	Application for Ind. Var. Annuity Contract-F70034*
6.	(i).	Certificate of the Amendment of Charter of the Company dated October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(5) incorporated by reference as exhibit EX-99.B6.(i).
	(ii).	The Restated Bylaws of the Company (as amended October 2, 1996)(5) incorporated by reference as exhibit EX-99.B6.(ii).
7.	Not Applicable
8.	a.	22c-2 Agreements(10) incorporated by reference as exhibit EX-99.B8.a.
	b.	22c-2 Agreement-BlackRock Distributors, Inc.(12) incorporated by reference as exhibit EX-99.B8.b.
c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008(12) incorporated by reference as exhibit EX-99.B8.c.

	d.	Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008(12) incorporated by reference as exhibit EX-99.B8.d.
e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(3) incorporated by reference as exhibit EX-99.B8.e.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08.(12) incorporated by reference as exhibit EX-99.B8.f.

	g.	Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.ac.
h.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008.(12) incorporated by reference as exhibit EX-99.B8.h.

i.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(4) incorporated by reference as exhibit EX-99.B8.h.

j.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08.(12) incorporated by reference as exhibit EX-99.B8.j.

k.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006(6) incorporated by reference as exhibit EX-99.B8.ai.

	l.	Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(6) incorporated by reference as exhibit EX-99.B8.aj.
m.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(8) incorporated by reference as exhibit EX-99.B8.u.

n.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.

o.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(8) incorporated by reference as exhibit EX-99.B8.w.

p.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(8) incorporated by reference as exhibit EX-99.B8.x.

9.	Opinion and Consent of Counsel*
10.	Consent of Independent Registered Public Accounting Firm*
11.	Not Applicable
12.	Not Applicable
13.	Power of Attorney(13) incorporated by reference as exhibit EX-99.B13.

*	Filed herewith

(1)	Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(4)	Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(5)	Incorporated by reference from the initial Registration Statement to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on May 19, 2006.
(6)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(7)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 9, 2007.
(8)	Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(9)	Incorporated by reference from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on December 28, 2007.
(10)	Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(11)	Incorporated by reference from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on July 17, 2008.
(12)	Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.
(13)	Incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gary C. Bhojwani	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President and Chief Financial Officer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Maureen A. Phillips	Senior Vice President, Secretary and General Counsel
Axel Zehren	Senior Vice President, Chief Investment Officer
Walter R. White	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Marc B. Olson	Vice President, Controller
Jay Ralph Allianz SE Koniginstr. 28 80802 Munchen Germany	Director and Chairman of the Board
Dr. Helmut Perlet Koniginstr. 80802 Munchen Germany	Director
Dr. Brigitte Bovermann Koniginstr. 28 80802 Munchen Germany	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ALLIANZ SE AFFILIATED COMPANIES

as of 06-01-2009

The numbers in the list below indicate levels of ownership. Each company is either wholly-owned or majority-owned by the company that numerically proceeds it on the list. For example, a level (2) company either wholly-owns or majority-owns all the level (3) companies listed below it. Therefore, Allianz of America, Inc. either wholly-owns or majority-owns Allianz Investment Company, LLC; Allianz Private Equity Partners, Inc;  Allianz Life Insurance Company of North America, etc. The state or other sovereign power under which each company is organized is listed in parenthesis at the end of the company name unless the state or sovereign power is not part of the name. If a company is organized in the United States, only the abbreviated state code is included in the parenthesis.

(1)
Allianz SE (European SE)
Allianz Finanzbeteiligungs GmbH
Allianz-Agros 6 Vermogensverwaltungsgesellschaft mbH
Allianz Global Investors Aktiengesellschaft
Allianz Global Investors of America Holdings Inc.

	(2)	Allianz of America, Inc. (DE)
	(2)	Allianz Finance Corporation Delaware
	(2)	Allianz Foundation of North America
		(3)	Allianz Investment Company, LLC (DE)
		(3)	Allianz Private Equity Partners, Inc (DE)
		(3)	Allianz Cash Pool II, LLC (DE)
		(3)	Allianz Life Insurance Company of North America (MN)
		(3)	Allianz Cash Pool, LLC (DE)*
			(4)	Allianz Investment Management, LLC (MN)
			(4)	Allianz Life Financial Services LLC (MN)
			(4)	AZL PF Investments, Inc. (MN)
			(4)	Associated Group Benefits, Ltd. (Canadian Federal Corp)
			(4)	North American London Underwriters, Ltd. (Bermuda)
			(4)	Allianz Life and Annuity Company (MN)
			(4)	Allianz Life of Missouri, LLC (MO)
			(4)	Allianz Individual Insurance Group, LLC (MN)
				(5)	CFC Capital Partners Insurance Center, LLC (CA)
				(5)	Personalized Brokerage Services, LLC (KS)
				(5)	Sunderland Insurance Services, Inc. (ND)
				(5)	Roster Financial, LLC (NJ)
				(5)	The Annuity Store Fin. & Ins. Services, LLC (CA)
				(5)	AdvisorsIG, LLC (FL)
				(5)	Ann Arbor Annuity Exchange, LLC (MI)
				(5)	Professional Planners Marketing Group, LLC (FL)
				(5)	American Financial Marketing, LLC (MN)
				(5)	Game Plan Financial Marketing, LLC (GA)
			(4)	Yorktown Financial Companies, Inc. (IN)
				(5)	Questar Capital Corporation (MN)
				(5)	Questar Asset Management (MI)
				(5)	Questar Agency, Inc. (MN)
				(5)	Questar Agency of Colorado, Inc. (CO)
				(5)	Questar Agency of Alabama, Inc. (AL)
				(5)	Questar Agency of Texas, Inc. (TX)
				(5)	Questar Agency of Ohio, Inc. (OH)
				(5)	Questar Agency of New Mexico, Inc, (NM)

	(4)	Allianz Life Insurance Company of New York (NY)
	(4)	Delaware Valley Financial Services, LLC (PA)
	(4)	AZ Roswell, LLC (DE)
	(4)	AZ Butterfield, LLC (DE)
(3)	Allianz Income Management Services, Inc. (MN)
(3)	Allianz of America Corporation (NY)
(3)	Allianz Global Risks US Insurance Company (CA)*
	(4)	Allianz Underwriters Insurance Company (CA)
	(4)	1738778 Ontario, Inc. (A Canadian Corporation)
	(4)	AIM Underwriting Ltd (A Canadian Corporation)
	(4)	Fireman’s Fund Insurance Company (CA)
		(5)	Fireman’s Fund Foundation
		(5)	Allianz Cash Pool, LLC (DE)*
		(5)	Par Holdings LTD (Bermuda)
		(5)	Life Sales LLC (CA)
		(5)	International Film Guarantors, LLC (CA)
		(5)	International Film Guarantors Reinsurance LTD (Bermuda)
		(5)	International Film Guarantors LTD (UK)
		(5)	Wm. H. McGee & Co. Inc. (NY)
		(5)	Wm. H. McGee & Company of Puerto Rico, Inc. (Puerto Rico)
		(5)	Wm. H. McGee & Company LTD (Bermuda)
		(5)	Fireman’s Fund Insurance Company Bermuda (SAC) Limited (Bermuda)
		(5)	Interstate Fire & Casualty Company (IL)
		(5)	Interstate Indemnity Company (IL)
		(5)	Chicago Insurance Company (IL)
		(5)	Fireman’s Fund Plus, LLC (DE)
		(5)	Fireman’s Fund Financial Services, LLC (DE)
		(5)	The American Insurance Company (OH)
(6) Fireman’s Fund Insurance Company of Georgia (GA)
(6) Fireman’s Fund Insurance Company of Hawaii, Inc. (HI)
(6) Fireman’s Fund Insurance Company of Louisiana (LA)
(6) Fireman’s Fund Insurance Company of Ohio (OH)
		(5)	American Yonkers Realty Development, Inc. (NY)
		(5)	Fireman’s Fund Indemnity Corporation (NJ)
		(5)	American Automobile Insurance Co. (MO)
(6) Associated Indemnity Corporation (CA)
		(5)	Vintage Insurance Company (CA)
		(5)	San Francisco Reinsurance Company (CA)
		(5)	National Surety Corporation (IL)
		(5)	Standard General Agency, Inc. (TX)
(6) Fireman’s Fund County Mutual Insurance Co. (TX)
(6) American Standard Lloyds Insurance Co. (TX)
	(4)	Allianz Risk Consultants, LLC (CA)
	(4)	Allianz Aviation Managers, LLC (NY)

(3)	Allianz Mexico, S.A. Compania De Seguros (Mexico)
(3)	Allianz Global Investors of America LLC (DE)
	(4)	Allianz Global Investors U. S. Holding LLC
	(4)	Allianz Global Investors U. S. Partners G. P.
		(5)	Allianz-PacLife Partners LLC
			(6)	Pacific Mutual Holding Company
			(6)	Pacific Life Insurance Company
			(6)	Pacific Asset Management LLC
			(6)	Pacific Financial Products, Inc.
		(5)	Allianz Global Investors of America L.P.
			(6)	Allianz Global Investors U.S. Equities LLC
				(7)	Vision Holdings LLC
(8) Alpha Vision LLC
(9) Alpha Vision Capital Advisors LLC
(9) Alpha Vision Capital Management LLC
				(7)	NFJ Management Inc.
(8) NFJ Investment Group L.P.
				(7)	Nicholas-Applegate Holdings LLC
(8) Nicholas-Applegate Securities LLC
(8) Nicholas-Applegate Capital Management LLC
(9) Nicholas-Applegate Capital Management Limited
				(7)	Allianz Global Investors NY Holdings LLC
(8) Oppenheimer Capital LLC
(8) OpCap Advisors LLC
				(7)	Allianz Hedge Fund Partners Holding L.P.
(8) Allianz Hedge Fund Partners
(8) AHFP Capital
(9) Allianz Hedge Fund Partners (Caymen) LLC
			(6)	Allianz Global Investors U.S. Retail LLC
				(7)	Allianz Global Investors Managed Accounts LLC
				(7)	Allianz Global Investors Distributors LLC
(8) Allianz Global Investors Advertising Agency Inc.
				(7)	Allianz Global Investors Fund Management LLC
			(6)	PIMCO Japan Ltd.
			(6)	PIMCO Global Advisors (Ireland) Limited
			(6)	PIMCO Global Advisors LLC
				(7)	PIMCO Global Advisors (Resources) Limited
				(7)	PIMCO Australia PTY Ltd.
				(7)	PIMCO Asia PTE Ltd.
				(7)	PIMCO Europe Limited
				(7)	PIMCO Asia Limited (Hong Kong)
			(6)	Pacific Investment Management Company LLC
				(7)	StocksPLUS Management Inc.
				(7)	PIMCO Partners LLC
				(7)	PIMCO Luxembourg SA
				(7)	PIMCO Canada Management Inc.
				(7)	PIMCO Canada Holding LLC
(8) PIMCO Canada Corp.
			(6)	Oppenheimer Group, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2010 there were 34,124 qualified Contract Owners and 13,424 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Chief Executive Officer, President and Governor
Thomas Burns	Governor
Angela Forsman	Chief Financial Officer and Vice President
Jeffrey W. Kletti	Senior Vice President
Kristine Klitzke	Chief Compliance Officer
Stewart D. Gregg	Vice President and Secretary
Bernt vonOhlen	Assistant Secretary

c.	For the period 1-1-2009 to 12-31-2009
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$169,464,504.26	$0	$0	$0
The $169,464,504.26 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 22nd day of April, 2010.

ALLIANZ LIFE VARIABLE ACCOUNT B

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: GARY C. BHOJWANI*

Gary C. Bhojwani

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2010.

Signature	Title
Gary C. Bhojwani* Gary C. Bhojwani	Director, President & Chief Executive Officer
Giulio Terzariol* Giulio Terzariol	Director, Vice President, Chief Financial Officer and Treasurer
Peter Huehne* Peter Huehne	Director
Charles Kavitsky* Charles Kavitsky	Director
Brigitte Bovermann* Brigitte Bovermann	Director

*	By Power of Attorney filed as Exhibit 13 to this Registration Statement

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 21

TO FORM N-4

(FILE NOS. 333-139701 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B4.d.	Schedule Pages-S40776-01 to S40813 combined
EX-99.B4.f.	Schedule Pages-Investment Options-S40796-01 to S40805-DP combined
EX-99.B4.h.	Asset Allocation Rider-S40741-02 and S40766-02 combined
EX-99.B4.l.	Income Protector (08.09) Rider-S40799
EX-99.B4.m.	Investment Protector (08.09) Rider-S40801
EX-99.B4.p.	Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814
EX-99.B5.b.	Application for Ind. Var. Annuity Contract-F70034
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm